UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06557
RidgeWorth Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 09/30/2010
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Collective Strength. Individual Insight.
2010 Semi-Annual Report
Equity Funds
September 30, 2010

RIDGEWORTH FUNDS    September 30, 2010

LETTER TO SHAREHOLDERS
September 30, 2010
Dear Valued RidgeWorth Funds Shareholder:
Six months have passed since our last update to you on the economy and the financial markets. At that time we were pleased to report that the economy was recovering from the most severe recession in our modern history and that equity markets rebounded sharply from a painful bear market. But in our examination, we also pointed to headwinds that might make for a more challenging economy and market going forward. So we would like to provide you with our analysis of the events of the past half year and on market performance, and then share our thoughts on what we might expect in the months ahead.
The Great Recession, as it is often called, ended in June 2009 according to business cycle experts, but the first year of recovery was relatively weak by historical standards. Indeed, compared to the previous seven recoveries going back a half century, the economy expanded at only two-thirds the pace of the average first year of recovery. The sluggish pace of growth felt even worse because much of the weakness was concentrated in consumer spending, which recovered at less than half the normal rate. A weak job market, high unemployment, and the hangover of excessive debt growth have been key factors holding back the consumer in this recovery. The weak housing market and impaired state and local government finances also contributed to the difficulty returning to some semblance of normal.
There were some things going right for the economy, and much of that was correctly anticipated by and captured in last year’s strong equity market rebound. We know that businesses were both quick and aggressive in cutting overhead and capacity during the downturn in order to restore profitability. Earnings growth returned and companies took a portion of the profits to invest in new equipment, which grew at an above-average pace in the first year of the recovery. International trade, exports and imports, also expanded at an above-normal pace.
But as we pointed out in our last letter to you, economic headwinds primarily related to the unwinding of excess indebtedness and the continued weakness in home values, weighed on the recovery and began to sap its momentum during the spring and summer so that second quarter Gross Domestic Product1 growth slowed to just a 1.7% annual rate; just half the long-term average. Inflation remained low despite massive stimulative efforts by the Federal Reserve (the “Fed”) and the federal government. By the end of September, the Federal Reserve Board’s Federal Open Market Committee concluded that the pace of recovery was too slow and that inflation was too low relative to its policy mandates, paving the way for a possible second round of Treasury bond purchases, commonly referred to as quantitative easing, and the value of the dollar fell.
The equity markets were largely range-bound during this period. Stocks advanced in April only to fall back in May and June, recover in July, decline in August, and rise again in September. From point-to-point, the S&P 5002 slipped 1.4% on a total return basis between March 31st and September 30th. Small-cap stocks edged up 0.3%, and mid-caps rose over 2%, while the weaker dollar helped international equities perform somewhat stronger. The Real Estate Investment Trusts also outperformed the broader stock market. Performance within equity sectors was very mixed with consumer stocks and utilities outperforming, while financial, health care, technology, and energy stocks were among the declining sectors for the period. This combination tended to favor the growth style of investing over value in the past six months.

1

In the fixed-income markets, the fading economic momentum, fears of potential deflation, and expectations of further Fed stimulus supported sustained demand for bonds, and the Barclay’s Capital U.S. Aggregate Bond Index3 gained just over 6% during the second and third quarters. Treasuries and investment-grade corporate bonds outperformed for the period as did longer maturity bonds, while mortgage-backed and securitized issues lagged.
Looking ahead, we see two important but somewhat conflicting forces shaping the direction of the financial markets. The first force is that of economic expansion. While momentum is lackluster compared with previous recoveries, we continue to forecast positive growth for the economy with the risk of a second leg down or “double-dip” as no more than 20-25%. Moreover, the Fed is committed to supporting growth through additional stimulus. This will tend to give support to the equity markets.
The second force however is a combination of disinflation and deleveraging. The low level of inflation tends to put downward pressure on sales growth, while the trend toward less reliance on debt requires more jobs and income to support spending growth. Other headwinds facing the economy include a continued fragile housing market, strained state and local government finances, and a growing underfunded pension obligation. All of these factors will likely keep the pace of recovery slow by historical standards and keep bond yields relatively low.
We believe the successful companies in the coming quarters will be those that can tap new, faster-growing markets such as emerging economies, expand market share, or maintain profitability and dividends. We believe the markets will continue to offer opportunities for investors, but they will be more selective and company specific; a market that fits well with the RidgeWorth bottom-up approach to security selection.
In conclusion, we want to thank our valued RidgeWorth Funds shareholders. All of our efforts and successes are focused on and dedicated to helping you achieve your investing goals, and we are grateful that you have placed your confidence in us. It is our mission to earn that trust through all that we do.
Sincerely,
Ashi Parikh
Chairman, Co-CEO and CIO
RidgeWorth Capital Management, Inc.

[1]	Gross Domestic Product is the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

[2]	The S&P 500 Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market, this index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

[3]	Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

2

INDUSTRY ALLOCATION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS    September 30, 2010
(Unaudited)

Aggressive Growth Stock Fund
Information Technology	47.8%
Consumer Discretionary	21.4%
Health Care	11.0%
Industrials	7.0%
Financials	5.9%
Telecommunication Services	4.4%
Energy	1.6%
Money Market Fund	0.9%

Emerging Growth Stock Fund
Information Technology	49.2%
Consumer Discretionary	16.6%
Health Care	16.5%
Financials	8.6%
Industrials	6.6%
Money Market Fund	1.3%
Telecommunication Services	1.2%

International Equity 130/30 Fund (Long Investments)
Financials Total	23.3%
Industrials Total	17.3%
Materials Total	16.8%
Consumer Discretionary Total	11.4%
Health Care Total	7.7%
Energy Total	6.6%
Information Technology Total	6.1%
Utilities Total	3.8%
Telecommunication Services Total	3.7%
Consumer Staples Total	3.3%

International Equity 130/30 Fund (Short Investments)
Industrials Total	(17.5)%
Consumer Staples Total	(14.1)%
Materials Total	(13.9)%
Consumer Discretionary Total	(12.8)%
Information Technology Total	(12.0)%
Telecommunication Services Total	(9.5)%
Utilities Total	(7.4)%
Health Care Total	(7.2)%
Financials Total	(5.6)%

International Equity Fund
Financials	24.1%
Industrials	15.7%
Materials	14.9%
Energy	10.8%
Consumer Discretionary	8.8%
Consumer Staples	7.9%
Telecommunication Services	6.2%
Health Care	5.6%
Information Technology	4.1%
Utilities	1.9%

International Equity Index Fund
Financials	24.4%
Industrials	12.4%
Consumer Discretionary	10.5%
Materials	9.2%
Consumer Staples	8.5%
Energy	7.7%
Utilities	7.2%
Telecommunication Services	7.0%
Health Care	6.7%
Information Technology	4.9%
Exchange Traded Funds	1.5%

Large Cap Core Equity Fund
Financials	15.3%
Information Technology	14.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	11.4%
Energy	9.9%
Consumer Discretionary	8.6%
Materials	5.5%
Utilities	5.4%
Money Market Fund	4.1%
Telecommunication Services	2.2%

Large Cap Growth Stock Fund
Information Technology	33.0%
Industrials	16.2%
Consumer Discretionary	15.7%
Energy	9.8%
Health Care	8.5%
Consumer Staples	7.9%
Materials	4.5%
Financials	4.4%
Portfolio composition is subject to change.

3

INDUSTRY ALLOCATION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS    September 30, 2010
(Unaudited)

Large Cap Quantitative Equity Fund
Information Technology	19.8%
Financials	13.6%
Health Care	12.2%
Consumer Discretionary	12.2%
Energy	11.5%
Industrials	10.8%
Consumer Staples	9.7%
Utilities	3.6%
Telecommunication Services	3.3%
Materials	2.9%
Money Market Fund	0.4%

Large Cap Value Equity Fund
Financials	22.6%
Industrials	17.5%
Energy	15.6%
Health Care	10.4%
Consumer Staples	7.6%
Consumer Discretionary	7.4%
Information Technology	6.6%
Materials	4.2%
Money Market Fund	3.4%
Telecommunication Services	2.7%
Utilities	2.0%

Mid-Cap Core Equity Fund
Financials	16.6%
Consumer Discretionary	15.1%
Information Technology	12.4%
Industrials	11.2%
Health Care	9.9%
Energy	7.8%
Consumer Staples	7.6%
Materials	7.1%
Utilities	7.0%
Money Market Fund	4.7%
Telecommunication Services	0.6%

Mid-Cap Value Equity Fund
Financials	28.7%
Industrials	23.7%
Energy	12.9%
Consumer Discretionary	10.2%
Materials	6.1%
Utilities	5.1%
Information Technology	5.1%
Money Market Fund	4.2%
Health Care	4.0%

Real Estate 130/30 Fund (Long Investments)
Retail	20.2%
Residential	16.2%
Office	14.2%
Health Care	11.2%
Diversified	9.6%
Industrials	8.9%
Hotels & Leisure Properties	7.1%
Money Market Fund	5.8%
Mortgage	4.7%
Land & Forest Products	1.5%
Real Estate Services	0.4%
Homebuilders	0.2%

Real Estate 130/30 Fund (Short Investments)
Mortgage	(44.4)%
Health Care	(17.6)%
Office	(14.1)%
Homebuilders	(9.7)%
Hotels & Leisure Properties	(5.3)%
Retail	(4.6)%
Diversified	(4.3)%

Select Large Cap Growth Stock Fund
Information Technology	26.2%
Industrials	16.5%
Consumer Discretionary	12.2%
Energy	9.0%
Health Care	8.9%
Financials	7.1%
Materials	6.8%
Consumer Staples	6.0%
Money Market Fund	3.9%
Telecommunication Services	3.4%

Small Cap Growth Stock Fund
Information Technology	28.5%
Industrials	17.7%
Health Care	17.6%
Consumer Discretionary	17.1%
Energy	5.9%
Financials	5.4%
Materials	4.2%
Consumer Staples	1.9%
Money Market Fund	1.7%
Portfolio composition is subject to change.

4

INDUSTRY ALLOCATION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS    September 30, 2010
(Unaudited)

Small Cap Value Equity Fund
Industrials	30.6%
Financials	17.5%
Consumer Discretionary	13.2%
Information Technology	8.7%
Materials	8.6%
Health Care	8.2%
Utilities	4.0%
Money Market Fund	3.9%
Consumer Staples	2.5%
Energy	2.3%
Telecommunication Services	0.5%

U.S. Equity 130/30 Fund (Long Investments)
Information Technology	25.0%
Health Care	15.0%
Financials	12.1%
Industrials	10.5%
Consumer Discretionary	9.8%
Energy	8.4%
Consumer Staples	7.6%
Telecommunication Services	4.4%
Materials	2.8%
Utilities	2.5%
Money Market Fund	1.9%

U.S. Equity 130/30 Fund (Short Investments)
Information Technology	(46.1)%
Health Care	(20.8)%
Industrials	(11.1)%
Consumer Discretionary	(10.1)%
Financials	(4.5)%
Telecommunication Services	(2.3)%
Materials	(1.9)%
Utilities	(1.5)%
Energy	(1.1)%
Consumer Staples	(0.6)%

Aggressive Growth Allocation Strategy
Equity Funds	91.5%
Exchange Traded Funds	6.5%
Money Market Fund	2.0%

Conservative Allocation Strategy
Fixed Income Funds	65.9%
Equity Funds	27.7%
Exchange Traded Funds	4.3%
Money Market Fund	2.1%

Growth Allocation Strategy
Equity Funds	65.4%
Fixed Income Funds	27.0%
Exchange Traded Funds	5.7%
Money Market Fund	1.9%

Moderate Allocation Strategy
Equity Funds	47.2%
Fixed Income Funds	45.8%
Exchange Traded Funds	5.0%
Money Market Fund	2.0%
Portfolio composition is subject to change.

5

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.2%)
Consumer Discretionary (21.4%)
Amazon.com, Inc.*	41,800	6,565
Blue Nile, Inc.*	49,200	2,189
Coach, Inc.	40,100	1,723
Deckers Outdoor Corp.*	21,500	1,074
Lululemon Athletica, Inc.*	31,000	1,386
Netflix, Inc.*	24,200	3,924
Nordstrom, Inc.	46,200	1,719
Priceline.com, Inc.*	9,300	3,240
Urban Outfitters, Inc.*	44,600	1,402

		23,222

Energy (1.6%)
Forest Oil Corp.*	60,300	1,791

Financials (5.9%)
BlackRock, Inc.	17,000	2,894
Greenhill & Co., Inc.	13,700	1,087
MSCI, Inc., Cl A*	15,300	508
Portfolio Recovery Associates, Inc.*	29,600	1,914

		6,403

Health Care (11.0%)
Celgene Corp.*	39,300	2,264
Dendreon Corp.*	16,900	696
HMS Holdings Corp.*	18,500	1,090
IDEXX Laboratories, Inc.*	20,000	1,235
Intuitive Surgical, Inc.*	8,600	2,440
Medco Health Solutions, Inc.*	41,900	2,181
Salix Pharmaceuticals Ltd.*	35,500	1,410
Vertex Pharmaceuticals, Inc.*	18,100	626

		11,942

Industrials (7.0%)
AECOM Technology Corp.*	38,900	944
American Superconductor Corp.*	62,800	1,953
Expeditors International of Washington, Inc.	15,900	735
Precision Castparts Corp.	20,600	2,623
Shaw Group, Inc. (The)*	38,500	1,292

		7,547

Information Technology (47.9%)
Alliance Data Systems Corp.*	33,500	2,186
Altera Corp.	71,600	2,160
Apple, Inc.*	20,100	5,703
Baidu, Inc. SP ADR*	22,100	2,268
Broadcom Corp., Cl A	76,800	2,718
Cognizant Technology Solutions Corp., Cl A*	100,500	6,479
Concur Technologies, Inc.*	28,800	1,424
Cree, Inc.*	45,900	2,492
F5 Networks, Inc.*	35,800	3,716
First Solar, Inc.*	14,900	2,196
Google, Inc., Cl A*	10,600	5,573
Isilon Systems, Inc.*	57,500	1,281
MercadoLibre, Inc.	39,200	2,830
OpenTable, Inc.	28,100	1,913
QUALCOMM, Inc.	103,000	4,647
Sourcefire, Inc.*	28,000	808
VistaPrint NV*	91,000	3,517

		51,911

Telecommunication Services (4.4%)
NII Holdings, Inc.*	60,100	2,470
tw telecom, Inc.*	123,400	2,291

		4,761

Total Common Stocks		107,577

Money Market Fund (0.9%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	965,989	966

Total Money Market Fund		966

Total Investments (Cost $64,614)(c) — 100.1%		108,543
Liabilities in excess of other assets — (0.1)%		(151)

Net Assets — 100.0%		$108,392

*	Non-income producing security.

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Emerging Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.7%)
Consumer Discretionary (16.8%)
Blue Nile, Inc.*	5,800	258
Fuel Systems Solutions, Inc.*	4,000	156
hhgregg, Inc.	7,900	196
J. Crew Group, Inc.*	9,000	303
Lululemon Athletica, Inc.*	12,800	572
Makemytrip Ltd.	16,000	619
Netflix, Inc.*	2,700	438
Tesla Motors, Inc.*	3,000	61

		2,603

Financials (8.7%)
Financial Engines, Inc.*	12,000	160
Greenhill & Co., Inc.	4,000	317
MSCI, Inc., Cl A*	13,600	452
Portfolio Recovery Associates, Inc.*	6,500	420

		1,349

Health Care (16.7%)
Dendreon Corp.*	4,200	173
HMS Holdings Corp.*	7,900	466
Human Genome Sciences, Inc.*	4,000	119
IDEXX Laboratories, Inc.*	2,600	160
Illumina, Inc.*	3,100	153
Intuitive Surgical, Inc.*	1,300	369
IPC The Hospitalist Co.*	7,200	197
Nektar Therapeutics*	5,600	83
Salix Pharmaceuticals Ltd.*	9,900	393
SXC Health Solutions Corp.*	9,800	357
Vertex Pharmaceuticals, Inc.*	3,600	124

		2,594

Industrials (6.6%)
American Superconductor Corp.*	17,400	541
Shaw Group, Inc. (The)*	9,600	322
STR Holdings, Inc.*	7,800	168

		1,031

Information Technology (49.7%)
Alliance Data Systems Corp.*	4,900	320
Concur Technologies, Inc.*	10,700	529
Constant Contact, Inc.*	10,200	218
Cree, Inc.*	9,700	527
F5 Networks, Inc.*	5,000	519
FactSet Research Systems, Inc.	1,700	138
Intralinks Holdings, Inc.	10,000	169
Isilon Systems, Inc.*	41,500	925
MercadoLibre, Inc.	10,100	729
OpenTable, Inc.	13,200	899
Pegasystems, Inc.	11,800	366
QLIK Technologies, Inc.	8,200	181
Skyworks Solutions, Inc.*	29,600	612
Sourcefire, Inc.*	10,600	306
VanceInfo Technologies, Inc. SP ADR	11,100	359
VistaPrint NV*	20,200	781
WebMD Health Corp.*	3,000	149

		7,727

Telecommunications Services (1.2%)
NII Holdings, Inc.*	4,600	189

Total Common Stocks		15,493

Money Market Fund (1.3%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	204,826	205

Total Money Market Fund		205

Total Investments (Cost $10,071)(c) — 101.0%		15,698
Liabilities in excess of other assets — (1.0)%		(157)

Net Assets — 100.0%		$15,541

*	Non-income producing security.

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate is disclosed as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (129.7%)
Foreign Common Stocks (129.6%)
Australia (3.0%)
Adelaide Brighton Ltd.	267,700	890
Ansell Ltd.	98,283	1,268
Fortescue Metals Group Ltd.*(a)	244,000	1,228
Tower Australia Group Ltd.	110,200	249

		3,635

Austria (1.0%)
OMV AG(a)	33,500	1,254

Belgium (0.7%)
KBC Bank & Insurance Holding Co. NV*	19,400	870

Brazil (2.6%)
Banco Bradesco SA SP ADR	83,200	1,696
Centrais Eletricas Brasileiras SA SP ADR	20,300	304
Gerdau SA SP ADR	91,800	1,249

		3,249

Canada (7.6%)
Barrick Gold Corp.	21,000	972
Canadian National Railway Co.	13,700	877
Canadian Tire Corp. Ltd., Cl A	22,300	1,242
Cenovus Energy, Inc.(a)	21,600	621
Gildan Activewear, Inc.	31,800	893
IESI-BFC Ltd.	48,000	1,099
Kinross Gold Corp.	45,400	853
Magna International, Inc., Cl A	20,300	1,670
Precision Drilling Corp.	78,700	539
Sun Life Financial, Inc.	34,100	888
Teck Resources Ltd., Cl B(a)	16,100	663

		10,317

Cayman Islands (1.2%)
Kingboard Chemical Holdings Ltd.	175,500	889
Shanda Games Ltd. SP ADR	113,900	610

		1,499

China (2.7%)
China Life Insurance Co. Ltd. SP ADR	19,800	1,178
PetroChina Co. Ltd. SP ADR	10,400	1,211
WuXi PharmaTech Cayman, Inc. SP ADR	55,500	952

		3,341

Denmark (2.4%)
A.P. Moller-Maersk A/S	138	1,154
H. Lundbeck A/S(a)	34,300	606
Vestas Wind Systems A/S*	33,100	1,247

		3,007

Finland (2.2%)
Sampo PLC, Cl A(a)	61,700	1,666
Stora Enso Oyj	106,500	1,053

		2,719

France (6.4%)
Alstom	25,000	1,275
BNP Paribas(a)	11,800	839
Compagnie de Saint-Gobain(a)	28,100	1,250
LVMH Moet Hennessy Louis Vuitton SA	9,800	1,437
Scor SE	51,500	1,231
Total SA SP ADR	24,000	1,239
Vivendi(a)	23,100	631

		7,902

Germany (10.0%)
Aixtron AG SP ADR(a)	22,100	658
Allianz SE(a)	15,800	1,790
BASF SE(a)	50,000	3,169
Deutsche Bank AG(a)	22,500	1,231
Deutsche Lufthansa AG*	72,900	1,338
Hannover Rueckversicherung AG(a)	49,500	2,281
Lanxess(a)	12,600	692
Muenchener Rueckversicherungs-Gesellschaft AG(a)	6,200	858
Q-Cells SE	51,100	288

		12,305

Greece (1.5%)
National Bank of Greece SA SP ADR	404,300	918
OPAP SA	58,800	930

		1,848

Guernsey (0.7%)
Resolution Ltd.	237,100	912

Hong Kong (6.5%)
Cathay Pacific Airways Ltd.	372,000	1,009
Cheung Kong Infrastructure Holdings Ltd.	292,000	1,159
Citic Pacific Ltd.	536,000	1,223
CNOOC Ltd. SP ADR	7,100	1,379
Hong Kong Electric Holdings Ltd.	178,500	1,085
MTR Corp. Ltd.	226,000	855

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Hong Kong—continued

New World Development Co. Ltd.	668,000	1,347

		8,057

Ireland (0.7%)
Allied Irish Banks PLC SP ADR	185,772	264
ICON PLC SP ADR*	26,800	579

		843

Israel (2.0%)
Partner Communications Co. Ltd. SP ADR(a)	42,100	769
Teva Pharmaceutical Industries Ltd. SP ADR(a)	31,800	1,677

		2,446

Italy (2.0%)
Enel SpA(a)	231,800	1,235
Telecom Italia SpA	886,400	1,239

		2,474

Ivory Coast (0.8%)
ASM Pacific Technology Ltd.	103,000	919

Japan (23.6%)
Aisin Seiki Co. Ltd.	42,400	1,323
Asahi Kasei Corp.	155,000	854
Bridgestone Corp.	63,000	1,148
Daihatsu Motor Co. Ltd.	69,000	923
Fujitsu Ltd.(a)	210,000	1,474
Fukuyama Transporting Co. Ltd.	70,000	361
Hitachi Ltd.(a)	275,000	1,203
Kawasaki Kisen Kaisha Ltd.	218,000	820
Kinden Corp.	90,000	813
Kuraray Co. Ltd.(a)	97,000	1,225
Miraca Holdings, Inc.	23,900	846
Mitsubishi Chemical Holdings Corp.(a)	268,000	1,362
Mitsubishi Electric Corp.	144,000	1,239
Mitsui Chemicals, Inc.(a)	253,000	682
Mitsui Mining & Smelting Co. Ltd.(a)	358,000	1,025
Mitsui O.S.K. Lines Ltd.	166,000	1,044
Mizuho Financial Group, Inc.	967,446	1,414
NIPPON SHOKUBAI Co. Ltd.	114,000	992
Nippon Television Network Corp.	6,730	865
Nippon Yusen Kabushiki Kaisha	205,000	840
Oji Paper Co. Ltd.	159,000	703
OMRON Corp.	38,300	870
Rengo Co. Ltd.	89,000	575
Sega Sammy Holdings, Inc.	79,900	1,222
Sojitz Corp.	379,300	682
Sumitomo Bakelite Co. Ltd.	189,000	953
Tosoh Corp.	282,000	760
Toyota Tsusho Corp.	62,900	927
Ushio, Inc.	49,700	837
Yamada Denki Co. Ltd.(a)	18,690	1,160

		29,142

Jersey (2.0%)
Shire PLC	53,200	1,198
United Business Media Ltd.	126,300	1,249

		2,447

Luxembourg (1.1%)
Ternium SA SP ADR	40,100	1,309

Malaysia (0.7%)
UMW Holdings Berhad	391,900	860

Mexico (1.0%)
Wal-Mart de Mexico SAB de CV, Ser V	499,600	1,257

Netherlands (5.2%)
Aegon NV*	148,400	889
Koninklijke Ahold NV	91,500	1,233
Koninklijke DSM NV(a)	26,700	1,368
Royal Philips Electronics NV(a)	56,300	1,769
STMicroelectronics NV NYS(a)	145,500	1,110

		6,369

Norway (1.0%)
StatoilHydro ASA SP ADR(a)	58,800	1,234

Portugal (2.0%)
Banco Espirito Santo SA	220,200	1,019
Energias de Portugal SA	406,100	1,392

		2,411

Russian Federation (0.8%)
Gazprom SP ADR(a)	45,200	947

Singapore (5.6%)
Keppel Corp. Ltd.	126,000	860
Oversea-Chinese Banking Corp. Ltd.	181,000	1,218
SembCorp Industries Ltd.	417,000	1,383
Singapore Press Holdings Ltd.	545,000	1,762
Singapore Technologies Engineering Ltd.	347,000	887
Wing Tai Holdings Ltd.	646,000	850

		6,960

South Africa (1.1%)
Imperial Holdings Ltd.	57,400	936
Metropolitan Holdings Ltd.	199,900	471

		1,407

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
South Korea (0.8%)
KT Corp. SP ADR	49,500	1,013

Spain (1.2%)
Corporacion Financiera Alba SA	12,900	634
Mapfre SA	280,900	855

		1,489

Sweden (1.4%)
Investor AB, Cl B	83,100	1,689

Switzerland (6.1%)
GAM Holding Ltd.	88,000	1,335
Novartis AG SP ADR(a)	38,800	2,238
Roche Holding AG	9,300	1,270
Schindler Holding AG(a)	13,200	1,416
Zurich Financial Services AG	5,120	1,200

		7,459

Taiwan (2.4%)
Chunghwa Telecom Co. Ltd. SP ADR	47,800	1,072
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	118,600	1,202
United Microelectronics Corp. SP ADR	265,500	738

		3,012

United Kingdom (18.8%)
Amlin PLC(a)	176,600	1,113
AstraZeneca PLC SP ADR(a)	32,900	1,668
BAE Systems PLC(a)	264,800	1,424
Barclays PLC SP ADR	62,200	1,173
BP PLC SP ADR(a)	32,200	1,326
BT Group PLC(a)	820,300	1,804
Drax Group PLC	195,400	1,176
G4S PLC(a)	288,700	1,155
Imperial Tobacco Group PLC	52,200	1,555
Invensys PLC	362,000	1,697
Legal & General Group PLC	848,700	1,380
Logica PLC	456,800	910
Man Group PLC	352,600	1,213
National Grid PLC	99,200	841
Rio Tinto PLC SP ADR	23,900	1,404
RSA Insurance Group PLC	589,600	1,210
Unilever PLC SP ADR(a)	43,600	1,269
Vedanta Resources PLC(a)	24,000	816

		23,134

Total Foreign Common Stocks		159,736

Rights – Foreign (0.1%)
Germany (0.1%)
Deutsche Bank AG, expires 10/13/10 at 33.00 EUR	22,500	105
Q-Cells SE, expires 10/31/10 at 2.16 EUR	51,100	66

		171

Thailand (0.0%)
Thai Union Frozen Products PLC, expires 10/18/10 at 50.00 TWD	16,090	4

Total Rights – Foreign		175

Warrant – Foreign (0.0%)
Italy (0.0%)
MEDIOBANCA — Banca di Credito Finanziario SpA, expires 03/18/11 at 9.00 EUR	79,100	3

Total Warrant – Foreign		3

Total Investments — 129.7%
Total Long Positions (Cost $152,242)(b)		159,914
Liabilities in excess of other assets — (0.2)%		(192)
Short Positions (see summary below) — (29.5)%		(36,425)

Net Assets — 100.0%		$123,297

Short Positions ((29.5)%)
Common Stocks Sold Short ((0.7)%)
United States ((0.7)%)
Transatlantic Holdings, Inc.	(40,900)	(873)

Total Common Stocks Sold Short		(873)

Foreign Common Stocks Sold Short ((28.8)%)
Belgium ((0.5)%)
UCB SA	(18,100)	(627)

Canada ((3.2)%)
Cameco Corp.	(23,300)	(646)
Rogers Communications, Inc., Cl B	(33,000)	(1,235)
Shoppers Drug Mart Corp.	(16,100)	(626)
Silver Standard Resources, Inc.	(29,700)	(594)
Thomson Reuters Corp.	(22,700)	(852)

		(3,953)

Chile ((0.5)%)
Sociedad Quimica y Minera de Chile SA SP ADR	(12,600)	(608)

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
France ((5.8)%)
Accor SA	(34,400)	(1,256)
Compagnie Generale de Geophysique-Veritas*	(27,800)	(610)
Dassault Systemes SA	(12,800)	(941)
Klepierre	(16,900)	(652)
Lafarge SA	(15,700)	(899)
PPR	(4,300)	(696)
Suez Environnement SA	(65,700)	(1,213)
Veolia Environnement SA	(32,300)	(851)

		(7,118)

Germany ((1.3)%)
GEA Group AG	(38,100)	(949)
K+S AG	(11,000)	(660)

		(1,609)

India ((1.0)%)
Dr. Reddy’s Laboratories Ltd. SP ADR	(36,800)	(1,186)

Japan ((7.2)%)
Advantest Corp.	(42,300)	(842)
CHIYODA Corp.	(75,000)	(614)
Hitachi Construction Machinery Co. Ltd.	(29,500)	(638)
Kikkoman Corp.	(77,000)	(850)
Konami Corp.	(48,500)	(856)
Kubota Corp.	(110,000)	(1,007)
Nintendo Co. Ltd.	(4,300)	(1,075)
Olympus Corp.	(31,000)	(812)
ROHM Co. Ltd	(13,300)	(821)
Toyota Motor Corp. SP ADR	(13,700)	(980)
Uni-Charm Corp.	(10,500)	(423)

		(8,918)

Jersey ((0.8)%)
Randgold Resources Ltd. SP ADR	(10,300)	(1,045)

Mexico ((1.4)%)
America Movil SAB de CV SP ADR, Ser L	(23,400)	(1,248)
Desarrolladora Homex SA de CV. SP ADR*	(15,700)	(508)

		(1,756)

Netherlands ((1.8)%)
Heineken NV	(25,200)	(1,307)
Randstad Holding NV*	(20,400)	(926)

		(2,233)

Philippines ((0.8)%)
Phillippine Long Distance Telephone Co. SP ADR	(16,600)	(994)

South Korea ((0.5)%)
Korea Electric Power Corp. SP ADR*	(47,900)	(619)

Spain ((0.5)%)
Ferrovial SA	(63,800)	(596)

Sweden ((0.7)%)
SSAB AB, Ser A	(50,600)	(807)

United Kingdom ((2.8)%)
ARM Holdings PLC SP ADR	(37,100)	(696)
Carnival PLC	(16,300)	(641)
SABMiller PLC	(38,300)	(1,224)
Wolseley PLC*	(36,700)	(922)

		(3,483)

Total Foreign Common Stocks Sold Short		(35,552)

Total Investment Securities Sold Short (Proceeds $34,368)		(36,425)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

EUR	— Euro

TWD	— New Taiwan Dollar

NYS	— New York Registered Shares

SP ADR	— Sponsored American Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (1.0%)
Amgen, Inc.*	16,482	908
Ashland, Inc.	37,531	1,831

Total Common Stocks		2,739

Foreign Common Stocks (95.5%)
Australia (2.4%)
Bendigo & Adelaide Bank Ltd.	118,349	1,046
National Australia Bank Ltd.	121,032	2,964
Qantas Airways Ltd.*	994,734	2,682

		6,692

Austria (1.6%)
OMV AG	64,548	2,416
Voestalpine AG	58,162	2,142

		4,558

Belgium (0.6%)
Anheuser-Busch InBev NV	28,089	1,652

Bermuda (0.8%)
Texwinca Holdings Ltd.	1,945,721	2,219

Brazil (2.6%)
Cia de Saneamento Basico do Estado de SP	74,400	1,663
Ecorodovias Infraestrutura e Logistica SA	125,200	832
Light SA	121,177	1,549
Petroleo Brasileiro SA	123,511	1,999
Vivo Participacoes SA	37,009	1,005

		7,048

Canada (0.2%)
Research In Motion Ltd.*	13,344	650

Cayman Islands (0.2%)
Pacific Textiles Holdings Ltd.	781,429	432

China (0.6%)
PetroChina Co. Ltd., Cl H	1,340,061	1,560

Finland (0.8%)
UPM-Kymmene Oyj	136,185	2,333

France (11.2%)
BNP Paribas	20,381	1,449
Bouygues SA	35,710	1,533
Capgemini SA	35,186	1,765
Credit Agricole SA	140,543	2,196
France Telecom SA	145,617	3,146
PSA Peugeot Citroen SA*	63,170	2,124
Publicis Groupe	67,129	3,188
Sanofi-Aventis	63,242	4,213
Societe Generale	89,590	5,160
Vinci SA	55,080	2,761
Vivendi	120,718	3,299

		30,834

Germany (8.7%)
Adidas AG	25,095	1,554
Allianz SE	42,370	4,801
BASF SE	88,003	5,578
Deutsche Bank AG	47,551	2,602
Deutsche Lufthansa AG*	141,595	2,598
MAN AG	15,610	1,705
Siemens AG	38,671	4,090
Stada Arzneimittel AG	34,348	988

		23,916

Hong Kong (3.8%)
BOC Hong Kong Holdings Ltd.	695,500	2,205
Industrial & Commercial Bank of China (Asia) Ltd.	2,265,745	8,323

		10,528

India (1.7%)
ICICI Bank Ltd. SP ADR	63,822	3,182
Tata Steel Ltd.	98,086	1,423

		4,605

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. SP ADR	18,820	993

Italy (2.3%)
Intesa Sanpaolo SpA	964,422	3,132
UniCredito Italiano SpA	1,285,077	3,281

		6,413

Japan (15.5%)
ARCS Co. Ltd.	39,800	540
FUJI OIL CO., Ltd.	44,000	660
Fuji Photo Film Co. Ltd.	97,900	3,243
Honda Motor Co. Ltd.	79,188	2,811
Itochu Techno-Solutions Corp.	553,780	5,069
Marubeni Corp.	392,000	2,217
Miraca Holdings, Inc.	26,300	931
Mitsubishi UFJ Financial Group, Inc.	486,402	2,267
Mitsui & Co. Ltd.	422,978	6,295
Nidec Corp.	12,900	1,147
NIPPON SHOKUBAI Co. Ltd.	242,000	2,105
Nippon Telegraph & Telephone Corp.	66,716	2,914
Okinawa Electric Power Co., Inc. (The)	17,300	805
Shin-Etsu Chemical Co. Ltd.	63,014	3,069
Sumitomo Corp.	236,144	3,045

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Sumitomo Mitsui Financial Group, Inc.	62,505	1,821
Takata Corp.	72,439	1,824
TS TECH Co. Ltd.	118,686	1,974

		42,737

Luxembourg (0.6%)
ArcelorMittal	48,001	1,581

Netherlands (3.7%)
ING Groep NV*	426,906	4,428
Koninklijke Ahold NV	251,112	3,385
Koninklijke DSM NV	49,519	2,537

		10,350

Norway (2.5%)
Acergy SA	102,253	1,887
Subsea 7, Inc.	91,405	1,786
Telenor ASA	207,987	3,259

		6,932

Russian Federation (1.7%)
Gazprom	114,233	2,398
JSC MMC Norilsk Nickel	67,515	1,151
VimpelCom Ltd. SP ADR*	75,962	1,128

		4,677

Singapore (1.3%)
United Overseas Bank Ltd.	157,520	2,195
Venture Corp. Ltd.	189,685	1,416

		3,611

South Korea (1.1%)
Kia Motors Corp.	64,880	2,094
Korea Gas Corp.	23,288	998

		3,092

Spain (2.6%)
Banco Santander Central Hispano SA	157,017	1,994
Telefonica SA	210,934	5,223

		7,217

Sweden (1.0%)
Alfa Laval AB	152,637	2,676

Switzerland (8.0%)
ABB Ltd.	151,721	3,198
Nestle SA	141,625	7,547
Novartis AG	11,730	673
Roche Holding AG	27,985	3,823
Transocean Ltd.*	36,096	2,320
UBS AG*	273,618	4,646

		22,207

Taiwan (0.5%)
Compal Electronics, Inc.	1,150,173	1,376
Lite-On Technology Corp.	4,998	6

		1,382

Thailand (0.5%)
Bangkok Dusit Medical Services Public Co. Ltd.	1,078,500	1,405

Turkey (0.8%)
Tofas Turk Otomobil Fabrikasi AS	407,276	2,112

United Kingdom (17.8%)
AMEC PLC	109,929	1,703
Aviva PLC	634,753	3,977
BAE Systems PLC	312,447	1,680
Barclays PLC	963,950	4,536
BP PLC	118,352	795
BP PLC SP ADR	83,539	3,439
British American Tobacco PLC	120,697	4,502
G4S PLC	469,761	1,879
GlaxoSmithKline PLC	60,901	1,200
Lloyds Banking Group PLC*	2,170,319	2,527
Logica PLC	653,291	1,301
Rio Tinto PLC SP ADR	117,927	6,926
Royal Dutch Shell PLC SP ADR	41,991	2,469
Royal Dutch Shell PLC, Cl A	110,829	3,335
Royal Dutch Shell PLC, Cl B	103,721	3,025
SABMiller PLC	91,902	2,938
Xstrata PLC	158,036	3,023

		49,255

Total Foreign Common Stocks		263,667

Foreign Preferred Stock (0.9%)
Brazil (0.9%)
Vale SA, Cl A	87,233	2,391

Total Foreign Preferred Stock		2,391

Rights – Foreign (0.1%)
Germany (0.1%)
Deutsche Bank AG, expires 10/13/10 at 33.00 EUR	47,551	221

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Greece (0.0%)
National Bank of Greece SA, expires 10/12/10 at 5.20 GRD	50,107	47
National Bank of Greece SA, expires 10/12/10 at 5.20 GRD	50,107	25

		72

Total Rights – Foreign		293

Total Investments (Cost $222,542)(a) — 97.5%		269,090
Other assets in excess of liabilities — 2.5%		6,839

Net Assets — 100.0%		$275,929

*	Non-income producing security.

(a)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

EUR	— Euro

GRD	— Greek Drachma

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (97.3%)
Australia (4.5%)
AGL Energy Ltd.	18,542	290
Alumina Ltd.	100,791	176
Amcor Ltd.	50,438	317
AMP Ltd.	84,622	418
Aristocrat Leisure Ltd.	16,522	56
Asciano Group*	120,868	193
ASX Ltd.	7,117	224
Australia & New Zealand Banking Group Ltd.	104,630	2,394
AXA Asia Pacific Holdings Ltd.	42,692	212
Bendigo & Adelaide Bank Ltd.	14,468	128
BGP Holdings PLC	737,041	—
BHP Billiton Ltd.	138,622	5,212
Billabong International Ltd.	8,357	64
BlueScope Steel Ltd.	75,317	160
Boral Ltd.	24,586	110
Brambles Ltd.	58,343	353
Caltex Australia Ltd.	5,575	65
CFS Retail Property Trust	73,990	135
Coca-Cola Amatil Ltd.	23,186	268
Cochlear Ltd.	2,339	159
Commonwealth Bank of Australia	63,372	3,133
Computershare Ltd.	18,358	173
Crown Ltd.	18,676	151
CSL Ltd.	22,993	734
CSR Ltd.	62,575	109
Dart Energy Ltd.	12,100	14
Dexus Property Group	196,864	163
DuluxGroup Ltd.	14,913	39
Energy Resources of Australia Ltd.	2,758	35
Fairfax Media Ltd.	87,438	124
Fortescue Metals Group Ltd.*	51,285	258
Foster’s Group Ltd.	79,735	472
Goodman Fielder Ltd.	57,018	72
Goodman Group	256,329	160
GPT Group	72,810	207
Harvey Norman Holdings Ltd.	21,937	80
Incitec Pivot Ltd.	67,119	233
Insurance Australia Group Ltd.	85,871	302
Leighton Holdings Ltd.	5,558	178
Lend Lease Group	22,205	163
Macarthur Coal Ltd.	5,298	60
Macquarie Group Ltd.	13,831	485
Macquarie Infrastructure Group	93,423	134
MAP Group	30,756	87
Metcash Ltd.	31,627	134
Mirvac Group Ltd. REIT	123,390	159
National Australia Bank Ltd.	87,547	2,144
Newcrest Mining Ltd.	19,968	765
OneSteel Ltd.	54,871	155
Orica Ltd.	14,913	370
Origin Energy Ltd.	36,279	556
OZ Minerals Ltd.	128,932	181
Paladin Energy Ltd.*	28,140	98
Qantas Airways Ltd.*	45,844	124
QBE Insurance Group Ltd.	42,349	706
Rio Tinto Group Ltd.	17,997	1,335
Santos Ltd.	34,377	426
Sims Metal Management Ltd.	6,723	115
Sonic Healthcare Ltd.	15,240	162
SP Ausnet	55,869	46
Stockland Trust Group	98,436	365
Suncorp-Metway Ltd.	52,491	456
TABCORP Holdings Ltd.	25,106	170
Tatts Group Ltd.	52,692	122
Telstra Corp. Ltd.	179,888	455
Toll Holdings Ltd.	27,445	175
Transurban Group	52,592	253
Wesfarmers Ltd.	41,519	1,320
Wesfarmers Ltd. PPS	6,278	201
Westfield Group REIT	90,556	1,073
Westpac Banking Corp.	122,947	2,761
Woodside Petroleum Ltd.	22,473	953
Woolworths Ltd.	51,217	1,427
WorleyParsons Ltd.	7,905	170

		35,877

Austria (1.7%)
Erste Group Bank AG	77,211	3,091
Immofinanz AG*	406,401	1,515
OMV AG	61,285	2,294
Raiffeisen International Bank-Holding AG	22,121	1,031
Telekom Austria AG	135,805	2,044
Verbund AG	30,856	1,106
Vienna Insurance Group	15,692	843
Voestalpine AG	44,897	1,654

		13,578

Belgium (2.1%)
Anheuser-Busch InBev NV	120,516	7,088
Belgacom SA	25,391	990
Colruyt SA	2,515	665
Compagnie Nationale a Portefeuille	4,594	240
Delhaize Group	16,841	1,221
Dexia SA*	92,809	409
Fortis	372,946	1,068

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Belgium—continued

Groupe Bruxelles Lambert SA	13,471	1,122
KBC Bank & Insurance Holding Co. NV*	26,875	1,205
Mobistar SA	4,510	276
Solvay SA	9,899	1,056
UCB SA	16,832	583
Umicore	19,029	823

		16,746

Bermuda (0.0%)
Mongolia Energy Corp. Ltd.*	86,000	36
Noble Group Ltd.	144,000	207

		243

Cayman Islands (0.0%)
Lifestyle International Holdings Ltd.	16,000	39
Sands China Ltd.*	59,600	108
Wynn Macau Ltd.*	43,589	75

		222

Cyprus (0.1%)
Bank of Cyprus Public Co. Ltd.	198,607	1,002

Denmark (1.4%)

A.P. Moller-Maersk A/S	139	1,162
A.P. Moller-Maersk A/S, Cl A	57	463
Carlsberg A/S, Cl B	11,576	1,207
Coloplast A/S, Cl B	2,465	295
Danske Bank A/S*	50,755	1,225
DSV A/S	22,641	462
Novo Nordisk A/S, Cl B	46,183	4,584
Novozymes A/S, Cl B	4,996	636
Tryg A/S	2,766	166
Vestas Wind Systems A/S*	22,785	859
William Demant Holding*	2,557	189

		11,248

Finland (1.1%)
Elisa Oyj	9,925	228
Fortum Corp.	33,145	867
Kesko Oyj, B Shares	4,979	234
Kone Oyj, Cl B	11,501	594
Metso Corp.	9,530	437
Neste Oil Oyj	9,565	149
Nokia Corp., Cl A	271,460	2,727
Nokian Renkaat Oyj	8,030	276
Orion Oyj, Cl B	6,723	134
Outokumpu Oyj	9,523	189
Pohjola Bank PLC	10,302	125
Rautaruukki Oyj	6,278	130
Sampo PLC, Cl A	31,350	846
Sanoma Oyj	6,010	127
Stora Enso Oyj	43,404	429
UPM-Kymmene Oyj	38,786	665
Wartsila Corp.	5,885	384

		8,541

France (11.5%)
Accor	13,513	493
Aeroports De Paris	2,732	223
Air France-KLM*	12,465	191
Air Liquide SA	28,547	3,482
Alcatel*	213,788	720
Alstom	18,970	968
Atos Origin SA*	4,175	189
AXA SA	158,413	2,769
bioMerieux	1,090	113
BNP Paribas	87,455	6,219
Bouygues SA	21,241	912
Bureau Veritas SA	4,501	314
Capgemini SA	13,487	676
Carrefour SA	55,240	2,968
Casino Guichard-Perrachon SA	5,088	466
Christian Dior SA	5,859	766
CNP Assurances SA	13,681	254
Compagnie de Saint-Gobain	35,475	1,578
Compagnie Generale de Geophysique-Veritas*	13,244	291
Compagnie Generale des Etablissements Michelin, Cl B	13,596	1,034
Credit Agricole SA	85,577	1,337
Danone SA	53,724	3,213
Dassault Systemes SA	5,431	399
Edenred*	13,513	268
Eiffage SA	3,730	177
Electricite de France	23,882	1,030
Eramet	487	144
Essilor International SA	18,885	1,299
Eurazeo	2,697	181
European Aeronautic Defence & Space Co.*	37,637	939
Eutelsat Communications	9,137	349
Fonciere des Regions	2,238	238
France Telecom SA	170,995	3,694
GDF SUEZ	114,690	4,105
Gecina SA	1,727	205
Groupe Eurotunnel SA	44,310	377
Hermes International	4,861	1,110
Icade	2,146	225
Iliad SA	1,500	156
Imerys	3,487	209

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
France—continued

Ipsen SA	2,725	90
JC Decaux SA*	6,119	161
Klepierre	8,399	324
L’Oreal SA	22,104	2,485
Lafarge SA	18,492	1,059
Lagardere SCA	10,889	425
Legrand SA	12,155	411
LVMH Moet Hennessy Louis Vuitton SA	22,616	3,317
M6 Metropole Television	5,944	140
Natixis*	80,473	461
Neopost SA	2,876	214
PagesJaunes SA	11,660	122
Pernod Ricard	18,249	1,524
Pinault-Printemps-Redoute SA	6,999	1,133
PSA Peugeot Citroen SA*	14,033	472
Publicis Groupe	11,853	563
Renault SA*	17,737	913
Safran SA	15,374	432
Sanofi-Aventis	97,288	6,481
Schneider Electric SA	21,811	2,765
Scor SE	15,282	365
Societe BIC	2,456	197
Societe Generale	58,391	3,363
Societe Television Francaise 1	10,830	169
Sodexho Alliance SA	8,701	565
Suez Environnement SA	24,846	459
Technip SA	9,070	729
Thales SA	8,265	302
Total SA	194,936	10,045
Unibail-Rodamco	8,425	1,868
Vallourec SA	10,025	996
Veolia Environnement	31,845	839
Vinci SA	40,144	2,012
Vivendi	113,340	3,098

		92,780

Germany (13.8%)
Adidas AG	30,814	1,908
Allianz SE	66,817	7,570
BASF SE	135,218	8,571
Bayer AG	121,739	8,476
Bayerische Motoren Werke AG	48,744	3,417
Bayerische Motoren Werke AG	7,687	356
Beiersdorf AG	14,854	906
Celesio AG	11,266	246
Commerzbank AG*	104,354	872
Continental AG*	7,418	573
Daimler AG*	132,787	8,405
Deutsche Bank AG	91,428	5,004
Deutsche Boerse AG	28,701	1,916
Deutsche Lufthansa AG*	33,706	618
Deutsche Post AG	124,589	2,271
Deutsche Postbank AG*	12,884	439
Deutsche Telekom AG	417,332	5,723
E.ON AG	265,106	7,845
Fraport AG	5,407	330
Fresenius SE	4,158	335
GEA Group AG	24,360	607
Hannover Rueckversicherung AG	8,877	409
HeidelbergCement AG	20,704	1,000
Henkel AG & KGaA Vorzug	26,229	1,410
Henkel KGaA	19,121	861
Hochtief AG	6,706	580
Infineon Technologies AG*	159,989	1,106
K+S AG	21,132	1,267
Linde AG	24,854	3,244
MAN AG	15,566	1,701
Merck KGaA	9,514	801
Metro AG	19,104	1,248
Muenchener Rueckversicherungs-Gesellschaft AG	29,062	4,021
Puma AG Rudolf Dassler Sport	780	256
RWE AG	61,636	4,172
Salzgitter AG	6,195	404
SAP AG	126,349	6,247
Siemens AG	121,128	12,809
Suedzucker AG	9,757	219
ThyssenKrupp AG	49,230	1,611
TUI AG*	20,370	251
United Internet AG	17,662	286
Volkswagen AG	4,342	479
Wacker Chemie AG	2,306	425

		111,195

Greece (1.1%)
Alpha Bank A.E.*	183,942	1,153
Coca-Cola Hellenic Bottling Co. SA	63,925	1,687
EFG Eurobank Ergasias SA*	112,971	681
Hellenic Telecommunications Organization SA	85,703	617
National Bank of Greece SA*	208,608	2,039
OPAP SA	77,999	1,233
Piraeus Bank SA*	117,523	581
Public Power Corp. SA	40,554	632

		8,623

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Guernsey (0.0%)
Resolution Ltd.	51,645	199

Hong Kong (0.9%)
Bank of East Asia Ltd.	43,202	183
BOC Hong Kong Holdings Ltd.	108,050	343
Cathay Pacific Airways Ltd.	33,000	89
Cheung Kong (Holdings) Ltd.	39,000	591
Cheung Kong Infrastructure Holdings Ltd.	13,000	52
CLP Holdings Ltd.	57,483	459
Esprit Holdings Ltd.	33,607	182
Foxconn International Holdings Ltd.*	59,495	44
Hang Lung Group Ltd.	23,000	150
Hang Lung Properties Ltd.	58,317	285
Hang Seng Bank Ltd.	22,406	329
Henderson Land Development Co. Ltd.	29,847	213
Hong Kong & China Gas Co. Ltd. (The)	138,563	351
Hong Kong Electric Holdings Ltd.	38,836	236
Hong Kong Exchanges & Clearing Ltd.	29,550	582
Hopewell Holdings Ltd.	16,000	52
Hutchison Whampoa Ltd.	59,650	557
Hysan Development Co. Ltd.	18,000	64
Kerry Properties Ltd.	19,992	109
Li & Fung Ltd.	63,671	358
Link REIT (The)	66,613	197
MTR Corp. Ltd.	40,094	152
New World Development Co. Ltd.	72,117	145
NWS Holdings Ltd.	24,251	48
Orient Overseas International Ltd.	6,000	48
PCCW Ltd.	104,000	38
Shangri-La Asia Ltd.	38,000	86
Sino Land Co. Ltd.	47,596	98
Sun Hung Kai Properties Ltd.	40,166	694
Swire Pacific Ltd.	21,347	294
Television Broadcasts Ltd.	7,988	46
Wharf Holdings Ltd. (The)	38,691	249
Wheelock Properties Ltd.	26,000	87
Wing Hang Bank Ltd.	4,954	59
Yue Yuen Industrial (Holdings) Ltd.	22,500	83

		7,553

Ireland (0.9%)
Anglo Irish Bank Corp. PLC	8,839	—
Anglo Irish Bank Corp. PLC(a)	143,993	—
Bank of Ireland*	951,123	804
CRH PLC	183,050	3,004
Elan Corp. PLC*	145,462	818
James Hardie Industries SE*	17,947	97
Kerry Group PLC, Cl A	41,024	1,449
Ryanair Holdings PLC	108,176	578

		6,750

Israel (0.7%)
Bank Hapoalim BM*	72,090	330
Bank Leumi Le-Israel*	86,340	401
Bezeq Israeli Telecommunication Corp. Ltd.	125,738	314
Cellcom Israel Ltd.	3,353	102
Discount Investment Corp.	1,677	34
Elbit Systems Ltd.	1,677	89
Israel Chemicals Ltd.	31,854	450
Israel Discount Bank Ltd., Cl A*	38,560	77
Makhteshim-Agan Industries Ltd.*	17,603	65
Mizrahi Tefahot Bank Ltd.	9,220	85
NICE Systems Ltd.*	4,191	129
Ormat Industries Ltd.	4,191	35
Partner Communications Co. Ltd.	5,868	109
Teva Pharmaceutical Industries Ltd. SP ADR	66,884	3,528

		5,748

Italy (9.1%)
A2A SpA	278,233	427
Assicurazioni Generali SpA	296,272	5,965
Autogrill SpA*	29,062	364
Autostrade SpA	60,621	1,256
Banca Carige SpA	143,383	334
Banca Monte dei Paschi di Siena SpA*	562,919	780
Banca Popolare di Milano Scarl SpA	100,046	477
Banco Popolare Scarl	162,520	972
Beni Stabili SpA*	11,756	11
Enel SpA	1,670,191	8,902
Eni SpA	660,601	14,254
Exor SpA	16,254	377
Fiat SpA	194,005	2,993
Finmeccanica SpA	102,686	1,220
Intesa Sanpaolo SpA	1,954,308	6,347
Intesa Sanpaolo SpA	236,605	609
Luxottica Group SpA	29,473	806

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Italy—continued

Mediaset SpA	179,838	1,275
MEDIOBANCA — Banca di Credito Finanziario SpA*	120,163	1,117
Mediolanum SpA	55,668	248
Parmalat SpA	438,321	1,124
Pirelli & C. SpA	61,519	501
Prysmian SpA	46,112	842
Saipem SpA	67,178	2,690
Snam Rete Gas SpA	362,418	1,835
Telecom Italia SpA	2,375,621	3,319
Telecom Italia SpA	1,529,054	1,723
Terna SpA	330,011	1,402
UniCredito Italiano SpA	3,910,796	9,985
Unione di Banche Italiane Scpa	154,113	1,494

		73,649

Ivory Coast (0.0%)
ASM Pacific Technology Ltd.	5,474	49

Japan (19.4%)
77 Bank Ltd.	23,795	121
ABC-Mart, Inc.	1,700	52
ACOM Co. Ltd.	2,850	43
Advantest Corp.	11,598	231
AEON Co. Ltd.	43,119	463
AEON Credit Service Co. Ltd.	5,300	57
AEON MALL Co. Ltd.	6,320	154
Air Water, Inc.	10,000	119
Aisin Seiki Co. Ltd.	13,697	427
Ajinomoto Co., Inc.	44,670	437
Alfresa Holdings Corp.	2,500	107
All Nippon Airways Co. Ltd.*	56,236	208
Amada Co. Ltd.	23,386	160
Aozora Bank Ltd.	33,000	49
Asahi Breweries Ltd.	27,756	555
Asahi Glass Co. Ltd.	76,887	784
Asahi Kasei Corp.	93,113	513
ASICS Corp.	10,738	110
Astellas Pharma, Inc.	32,955	1,191
Bank of Kyoto Ltd. (The)	21,560	175
Bank of Yokohama Ltd. (The)	90,620	423
Benesse Holdings, Inc.	5,016	242
Bridgestone Corp.	46,982	856
Brother Industries Ltd.	17,500	216
Canon Marketing Japan, Inc.	4,600	63
Canon, Inc.	81,908	3,823
Casio Computer Co. Ltd.	16,833	125
Central Japan Railway Co.	109	802
Chiba Bank Ltd. (The)	51,136	298
Chiyoda Corp.	10,512	86
Chubu Electric Power Co., Inc.	47,930	1,185
Chugai Pharmaceutical Co. Ltd.	15,930	293
Chugoku Bank Ltd. (The)	12,000	146
Chugoku Electric Power Co., Inc. (The)	21,315	421
Citizen Holdings Co. Ltd.	17,498	105
Coca-Cola West Japan Co. Ltd.	3,700	62
Cosmo Oil Co. Ltd.	40,000	104
Credit Saison Co. Ltd.	10,569	141
Dai Nippon Printing Co. Ltd.	37,714	460
Dai-ichi Life Insurance Co. Ltd.	587	709
Daicel Chemical Industries Ltd.	19,000	128
Daido Steel Co. Ltd.	19,012	92
Daihatsu Motor Co. Ltd.	13,000	174
Daiichi Sankyo Co. Ltd.	48,788	993
Daikin Industries Ltd.	16,614	625
Dainippon Sumitomo Pharma Co. Ltd.	11,700	98
Daito Trust Construction Co. Ltd.	5,280	316
Daiwa House Industry Co. Ltd.	33,605	338
Daiwa Securities Group, Inc.	120,990	489
DeNA Co. Ltd.	5,029	158
Denki Kagaku Kogyo Kabushiki Kaisha	32,432	140
DENSO Corp.	35,273	1,046
Dentsu, Inc.	12,111	281
DOWA Mining Co. Ltd.	17,583	105
East Japan Railway Co.	24,579	1,484
Eisai Co. Ltd.	17,861	625
Electric Power Development Co. Ltd.	8,114	244
Elpida Memory, Inc.*	12,803	147
FamilyMart Co. Ltd.	4,778	171
FANUC Ltd.	13,736	1,750
Fast Retailing Co. Ltd.	3,991	562
Fuji Electric Holdings Co. Ltd.	37,000	97
Fuji Heavy Industries Ltd.	39,000	249
Fuji Media Holdings, Inc.	33	42
Fuji Photo Film Co. Ltd.	33,756	1,118
Fujitsu Ltd.	132,984	934
Fukuoka Financial Group, Inc.	52,619	211
Furukawa Electric Co. Ltd. (The)	42,920	161
GS Yuasa Corp.	25,000	176
Gunma Bank Ltd. (The)	26,620	139
Hachijuni Bank Ltd. (The)	28,000	146
Hakuhodo DY Holdings, Inc.	1,650	80
Hankyu Hanshin Holdings, Inc.	84,742	407
Hino Motors Ltd.	17,444	84
Hirose Electric Co. Ltd.	2,101	212
Hiroshima Bank Ltd. (The)	33,000	134

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Hisamitsu Pharmaceutical Co., Inc.	4,500	184
Hitachi Chemical Co. Ltd.	7,817	146
Hitachi Construction Machinery Co. Ltd.	7,249	157
Hitachi High-Technologies Corp.	4,600	85
Hitachi Ltd.	325,993	1,426
Hitachi Metals Ltd.	11,000	130
Hokkaido Electric Power Co., Inc.	13,065	260
Hokuhoku Financial Group, Inc.	92,284	169
Hokuriku Electric Power Co.	12,717	290
Honda Motor Co. Ltd.	119,515	4,243
Hoya Corp.	31,185	760
Ibiden Co. Ltd.	9,492	241
Idemitsu Kosan Co. Ltd.	1,483	127
Inpex Holdings, Inc.	134	631
Isetan Mitsukoshi Holdings Ltd.	27,259	283
Ishikawajima-Harima Heavy Industries Co. Ltd.	97,248	186
Isuzu Motors Ltd.	88,361	341
ITO EN Ltd.	4,300	71
Itochu Techno-Solutions Corp.	109,698	1,004
Itochu Techno-Solutions Corp.	1,961	64
Iyo Bank Ltd. (The)	16,902	137
J. Front Retailing Co. Ltd.	32,153	149
JAFCO Co. Ltd.	2,200	52
Japan Petroleum Exploration Co. Ltd.	2,000	75
Japan Prime Realty Investment Corp.	50	110
Japan Real Estate Investment Corp. REIT	33	300
Japan Retail Fund Investment Corp. REIT	118	166
Japan Steel Works Ltd. (The)	22,542	212
Japan Tobacco, Inc.	327	1,089
JFE Holdings, Inc.	33,134	1,014
JGC Corp.	14,150	246
Joyo Bank Ltd. (The)	43,607	190
JS Group Corp.	18,499	363
JSR Corp.	12,918	220
JTEKT Corp.	13,800	127
Jupiter Telecommunications Co. Ltd.	176	190
JX Holdings, Inc.	165,731	961
Kajima Corp.	65,090	157
Kamigumi Co. Ltd.	18,197	135
Kaneka Corp.	20,769	125
Kansai Electric Power Co., Inc. (The)	54,765	1,330
Kansai Paint Co. Ltd.	15,282	130
Kao Corp.	39,107	953
Kawasaki Heavy Industries Ltd.	103,711	295
Kawasaki Kisen Kaisha Ltd.	49,200	185
KDDI Corp.	210	1,005
Keihin Electric Express Railway Co. Ltd.	37,717	365
Keio Electric Railway Co. Ltd.	38,925	268
Keisei Electric Railway Co. Ltd.	19,000	122
Keyence Corp.	3,071	668
Kikkoman Corp.	11,316	125
Kinden Corp.	9,000	81
Kintetsu Corp.	113,496	383
Kirin Holdings Co. Ltd.	64,460	915
Kobe Steel Ltd.	176,071	414
Koito Manufacturing Co. Ltd.	7,000	107
Komatsu Ltd.	68,924	1,600
Konami Corp.	7,191	127
Konica Minolta Holdings, Inc.	36,357	355
Kubota Corp.	81,736	748
Kuraray Co. Ltd.	22,996	290
Kurita Water Industries Ltd.	8,451	235
Kyocera Corp.	11,770	1,113
Kyowa Hakko Kogyo Co. Ltd.	17,846	177
Kyushu Electric Power Co., Inc.	27,268	623
Lawson, Inc.	4,383	201
Mabuchi Motor Co. Ltd.	1,962	100
Makita Corp.	8,356	265
Marubeni Corp.	120,146	679
MARUI Group Co. Ltd.	15,831	119
Maruichi Steel Tube Ltd.	3,300	63
Matsui Securities Co. Ltd.	9,019	50
Matsushita Electric Industrial Co. Ltd.	142,157	1,926
Matsushita Electric Works Ltd.	26,141	347
Mazda Motor Corp.	107,760	260
McDonald’s Holding Co. (Japan) Ltd.	4,400	106
Medipal Holdings Corp.	10,700	136
Meiji Holdings Co. Ltd.	4,614	217
Minebea Co. Ltd.	24,772	128
Mitsubishi Chemical Holdings Corp.	85,169	433
Mitsubishi Corp.	98,241	2,332
Mitsubishi Electric Corp.	138,253	1,189
Mitsubishi Estate Co. Ltd.	87,717	1,427
Mitsubishi Gas Chemical Co., Inc.	26,147	152

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Mitsubishi Heavy Industries Ltd.	221,867	819
Mitsubishi Logistics Corp.	8,000	96
Mitsubishi Materials Corp.*	81,525	234
Mitsubishi Motors Corp.*	285,221	373
Mitsubishi Tanabe Pharma Corp.	15,386	251
Mitsubishi UFJ Financial Group, Inc.	922,010	4,297
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,262	150
Mitsui & Co. Ltd.	126,036	1,876
Mitsui Chemicals, Inc.	62,174	168
Mitsui Engineering & Shipbuilding Co. Ltd.	50,121	114
Mitsui Fudosan Co. Ltd.	60,385	1,019
Mitsui Mining & Smelting Co. Ltd.	38,000	109
Mitsui O.S.K. Lines Ltd.	85,346	537
Mitsui Trust Holdings, Inc.	70,508	234
Mitsumi Electric Co. Ltd.	5,600	86
Mizuho Financial Group, Inc.	1,479,168	2,162
Mizuho Securities Co. Ltd.	38,451	88
Mizuho Trust & Banking Co. Ltd.*	109,987	92
MS&AD Insurance Group Holdings, Inc.	39,369	904
Murata Manufacturing Co. Ltd.	14,377	758
Namco Bandai Holdings, Inc.	13,367	124
NEC Corp.	189,241	503
NGK Insulators Ltd.	17,788	296
NGK Spark Plug Co. Ltd.	11,390	152
NHK Spring Co. Ltd.	11,000	91
Nidec Corp.	8,132	723
Nikon Corp.	23,842	442
Nintendo Co. Ltd.	7,156	1,789
Nippon Building Fund, Inc.	33	289
Nippon Electric Glass Co. Ltd.	23,951	327
Nippon Express Co. Ltd.	65,457	249
Nippon Meat Packers, Inc.	12,692	155
Nippon Paper Group, Inc.	7,113	178
Nippon Sheet Glass Co. Ltd.	42,301	92
Nippon Steel Corp.	368,778	1,255
Nippon Telegraph & Telephone Corp.	37,502	1,638
Nippon Yusen Kabushiki Kaisha	109,071	447
Nishi-Nippon City Bank Ltd. (The)	45,000	129
Nissan Chemical Industries Ltd.	9,396	106
Nissan Motor Co. Ltd.	179,872	1,571
Nissha Printing Co. Ltd.	1,900	43
Nisshin Seifun Group, Inc.	12,770	168
Nisshin Steel Co. Ltd.	47,000	84
Nisshinbo Holdings, Inc.	9,000	90
Nissin Food Products Co. Ltd.	4,747	171
Nitori Co. Ltd.	2,498	209
Nitto Denko Corp.	12,016	470
NKSJ Holdings, Inc.*	99,441	624
NOK Corp.	7,574	132
Nomura Holdings, Inc.	255,255	1,236
Nomura Real Estate Holdings, Inc.	7,249	103
Nomura Real Estate Office Fund, Inc.	17	94
Nomura Research Institute Ltd.	7,715	145
NSK Ltd.	30,869	209
NTN Corp.	31,643	137
NTT Data Corp.	92	291
NTT DoCoMo, Inc.	1,115	1,857
NTT Urban Development Corp.	83	70
Obayashi Corp.	43,656	174
OBIC Co. Ltd.	469	89
Odakyu Electric Railway Co. Ltd.	42,339	392
Oji Paper Co. Ltd.	57,961	256
Olympus Corp.	15,349	402
OMRON Corp.	14,515	330
Ono Pharmaceutical Co. Ltd.	6,539	285
Oracle Corp.	2,565	122
Oriental Land Co. Ltd.	3,327	310
ORIX Corp.	7,544	577
Osaka Gas Co. Ltd.	138,873	501
Otsuka Corp.	1,073	71
Rakuten, Inc.	520	381
Resona Holdings, Inc.	43,676	392
Ricoh Co. Ltd.	45,500	642
Rinnai Corp.	2,557	150
ROHM Co. Ltd.	7,475	461
Sankyo Co. Ltd.	3,627	192
Santen Pharmaceutical Co. Ltd.	5,000	173
SANYO Electric Co. Ltd.*	132,502	219
Sapporo Hokuyo Holdings, Inc.	22,759	105
Sapporo Holdings Ltd.	17,310	81
SBI Holdings, Inc.	1,216	153
Secom Co. Ltd.	14,940	675
Sega Sammy Holdings, Inc.	14,122	216
Seiko Epson Corp.	9,377	142
Sekisui Chemical Co. Ltd.	28,556	173
Sekisui House Ltd.	44,527	400
Senshu Ikeda Holdings, Inc.	49,000	73
Seven & I Holdings Co. Ltd.	56,034	1,313
Seven Bank Ltd.	42	75

See Notes to Financial Statements.

21

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Sharp Corp.	76,219	759
Shikoku Electric Power Co., Inc.	12,904	370
Shimadzu Corp.	17,000	131
Shimamura Co. Ltd.	1,570	146
Shimano, Inc.	4,484	237
Shimizu Corp.	39,420	146
Shin-Etsu Chemical Co. Ltd.	29,279	1,426
Shinko Electric Industries Co. Ltd.	4,551	50
Shinsei Bank Ltd.	71,000	50
Shionogi & Co. Ltd.	22,264	408
Shiseido Co. Ltd.	25,123	564
Shizuoka Bank Ltd. (The)	40,301	347
Showa Denko Kabushiki Kaisha	103,970	199
Showa Shell Sekiyu Kabushiki Kaisha	13,453	103
SMC Corp.	3,567	471
Softbank Corp.	58,574	1,917
Sojitz Corp.	90,647	163
Sony Corp.	72,676	2,248
Sony Financial Holdings, Inc.	67	218
Square Enix Holdings Co. Ltd.	4,300	96
Stanley Electric Co. Ltd.	10,300	164
SUMCO Corp.*	8,600	134
Sumitomo Chemical Co. Ltd.	114,419	502
Sumitomo Corp.	81,616	1,052
Sumitomo Electric Industries Ltd.	54,915	670
Sumitomo Heavy Industries Ltd.	38,308	197
Sumitomo Metal Industries Ltd.	242,870	614
Sumitomo Metal Mining Co. Ltd.	34,585	528
Sumitomo Mitsui Financial Group, Inc.	96,839	2,822
Sumitomo Realty & Development Co. Ltd.	26,062	539
Sumitomo Rubber Industries Ltd.	12,356	121
Sumitomo Trust & Banking Co. Ltd. (The)	104,496	523
Suruga Bank Ltd.	13,765	121
Suzuken Co. Ltd.	4,698	156
Suzuki Motor Corp.	23,742	500
Sysmex Corp.	2,300	160
T&D Holdings, Inc.	19,823	413
Taiheiyo Cement Corp.*	66,000	78
Taisei Corp.	74,787	154
Taisho Pharmaceutical Co. Ltd.	8,682	176
Taiyo Nippon Sanso Corp.	19,020	162
Takashimaya Co. Ltd.	20,279	156
Takeda Pharmaceutical Co. Ltd.	53,926	2,478
TDK Corp.	8,653	483
Teijin Ltd.	71,719	237
Terumo Corp.	12,230	649
THK Co. Ltd.	8,945	168
Tobu Railway Co. Ltd.	54,641	315
Toho Co. Ltd.	7,663	123
Toho Gas Co. Ltd.	30,000	148
Tohoku Electric Power Co., Inc.	31,324	693
Tokio Marine Holdings, Inc.	52,128	1,407
Tokuyama Corp.	20,000	102
Tokyo Electric Power Co., Inc. (The)	87,886	2,144
Tokyo Electron Ltd.	12,453	624
Tokyo Gas Co. Ltd.	188,941	858
Tokyo Steel Manufacturing Co. Ltd.	7,611	90
Tokyo Tatemono Co.	26,000	100
Tokyu Corp.	84,374	373
Tokyu Land Corp.	29,953	124
TonenGeneral Sekiyu KK	19,417	180
Toppan Printing Co. Ltd.	37,711	295
Toray Industries, Inc.	104,255	581
Toshiba Corp.	286,983	1,389
Tosoh Corp.	34,000	92
TOTO Ltd.	18,000	123
Toyo Seikan Kaisha Ltd.	11,123	200
Toyo Suisan Kaisha Ltd.	6,000	124
Toyoda Gosei Co. Ltd.	4,400	97
Toyota Boshoku Corp.	4,400	73
Toyota Industries Corp.	12,987	347
Toyota Motor Corp.	199,862	7,179
Toyota Tsusho Corp.	15,119	223
Trend Micro, Inc.	7,103	212
Tsumura & Co.	4,000	124
Ube Industries Ltd.	67,827	150
Uni-Charm Corp.	8,076	325
UNY Co. Ltd.	14,000	111
Ushio, Inc.	7,611	128
USS Co. Ltd.	1,700	127
West Japan Railway Co.	126	452
Yahoo Japan Corp.	1,048	362
Yakult Honsha Co. Ltd.	7,432	230
Yamada Denki Co. Ltd.	5,929	368
Yamaguchi Financial Group, Inc.	14,225	134
Yamaha Corp.	11,473	133
Yamaha Motor Co. Ltd.*	18,607	279
Yamato Kogyo Co. Ltd.	2,900	70
Yamato Transport Co. Ltd.	28,298	342
Yamazaki Baking Co. Ltd.	8,000	98
YASKAWA Electric Corp.	16,186	131

See Notes to Financial Statements.

22

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Yokogawa Electric Corp.	15,367	105

		156,704

Jersey (0.1%)
Petrofac Ltd.	9,204	198
Randgold Resources Ltd.	3,194	320
Shire PLC	19,917	449

		967

Luxembourg (0.7%)
ArcelorMittal	79,173	2,607
Millicom International Cellular SA	3,713	355
Reinet Investments SCA	1,037	17
SES	27,646	665
Tenaris SA	119,820	2,298

		5,942

Mauritius (0.0%)
Golden Agri-Resources Ltd.	247,000	107

Netherlands (3.5%)
Aegon NV*	159,376	955
Akzo Nobel NV	23,630	1,458
ASML Holding NV	43,991	1,314
Corio NV	5,944	406
Delta Lloyd NV	7,661	143
Fugro NV	6,831	449
Heineken Holding NV	11,249	492
Heineken NV	24,988	1,296
ING Groep NV*	390,743	4,053
Koninklijke (Royal) KPN NV	166,150	2,569
Koninklijke Ahold NV	121,580	1,639
Koninklijke Boskalis Westminster NV	7,041	295
Koninklijke DSM NV	15,734	806
Koninklijke Vopak NV	7,176	342
QIAGEN NV*	34,033	610
Randstad Holding NV*	11,241	511
Reed Elsevier NV	70,128	884
Royal Philips Electronics NV	99,190	3,117
SBM Offshore NV	16,773	318
TNT NV	37,838	1,017
Unilever NV	166,167	4,966
Wolters Kluwer NV	29,867	627

		28,267

New Zealand (0.5%)
Auckland International Airport Ltd.	343,315	516
Contact Energy Ltd.	114,212	474
Fletcher Building Ltd.	235,694	1,393
Sky City Entertainment Group Ltd.	216,193	449
Telecom Corp. of New Zealand Ltd.	738,864	1,095

		3,927

Norway (1.8%)
Aker Solutions ASA	29,000	421
DnB NOR ASA	167,440	2,280
Norsk Hydro ASA	152,072	918
Orkla ASA	135,634	1,250
Renewable Energy Corp. ASA*	87,959	298
SeaDrill Ltd.	49,121	1,420
StatoilHydro ASA	191,489	3,997
Telenor ASA	142,363	2,230
Yara International ASA	32,482	1,470

		14,284

Portugal (1.0%)
Banco Comercial Portugues SA	812,995	708
Banco Espirito Santo SA	151,363	700
Brisa-Auto-estradas de Portugal SA	51,896	335
CIMPOR-Cimentos de Portugal SGPS SA	58,066	374
Energias de Portugal SA	513,939	1,761
Galp Energia SGPS SA	66,842	1,154
Jeronimo Martins SGPS SA	63,506	849
Portugal Telecom SGPS SA	166,214	2,218

		8,099

Singapore (0.8%)
Ascendas REIT	57,000	95
Capitaland Ltd.	93,603	289
CapitaMall Trust	79,000	129
CapitaMalls Asia Ltd.	50,000	82
City Developments Ltd.	22,333	217
ComfortDelGro Corp. Ltd.	73,162	85
Cosco Corp. (Singapore) Ltd.	35,684	48
DBS Group Holdings Ltd.	60,554	648
Fraser & Neave Ltd.	33,303	165
Genting Singapore PLC*	226,059	320
Jardine Cycle & Carriage Ltd.	3,000	90
K-Green Trust	9,372	8
Keppel Corp. Ltd.	46,763	319
Keppel Land Ltd.	25,148	77
Neptune Orient Lines Ltd.*	30,000	45
Olam International Ltd.	43,354	107
Oversea-Chinese Banking Corp. Ltd.	96,638	650
SembCorp Industries Ltd.	34,100	113

See Notes to Financial Statements.

23

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Singapore—continued

SembCorp Marine Ltd.	27,553	82
Singapore Airlines Ltd.	23,707	294
Singapore Exchange Ltd.	28,010	192
Singapore Press Holdings Ltd.	51,853	168
Singapore Technologies Engineering Ltd.	59,000	151
Singapore Telecommunications Ltd.	294,995	705
StarHub Ltd.	26,000	51
United Overseas Bank Ltd.	46,140	643
UOL Group Ltd.	14,427	51
Wilmar International Ltd.	47,347	216
Yangzijiang Shipbuilding Holdings Ltd.	55,000	74

		6,114

Spain (7.0%)
Abertis Infraestructuras SA	41,837	780
Acciona SA	3,596	304
Acerinox SA	14,091	251
Actividades de Construccion y Servicios SA	20,034	1,000
Banco Bilbao Vizcaya Argentaria SA	514,631	6,948
Banco de Sabadell SA	135,864	680
Banco de Valencia SA	30,875	176
Banco Popular Espanol SA	124,353	788
Banco Santander Central Hispano SA	1,188,401	15,093
Bankinter SA	40,186	279
Criteria Caixacorp SA	118,948	625
EDP Renovaveis SA*	62,877	356
Enagas	25,332	513
Ferrovial SA	62,265	582
Fomento de Construcciones y Contratas SA	5,407	149
Gamesa Corporacion Tecnologica SA	27,545	193
Gas Natural SDG SA	32,608	486
Gestevision Telecinco SA	13,957	154
Grifols SA	19,606	281
Iberdrola Renovables	144,006	479
Iberdrola SA	557,580	4,289
Iberia Lineas Aereas de Espana SA*	67,421	260
Indra Sistemas SA	12,766	243
Industria de Diseno Textil SA	30,865	2,452
Mapfre SA	103,381	314
Red Electrica Corporacion SA	15,306	720
Repsol YPF SA	103,641	2,669
Telefonica SA	593,509	14,696
Zardoya Otis SA	18,835	337

		56,097

Sweden (1.9%)
Alfa Laval AB	16,496	289
ASSA ABLOY AB, Ser B	15,247	385
Atlas Copco AB, Cl A	32,817	634
Atlas Copco AB, Cl B	19,070	336
Boliden AB	13,463	204
Electrolux AB, Ser B	11,718	289
Getinge AB, Cl B	9,783	229
Hennes & Mauritz AB	49,960	1,810
Holmen AB, B Shares	2,582	80
Husqvarna AB, Cl B	19,909	148
Investor AB, Cl B	22,255	452
Kinnevik Investment AB, Cl B	10,687	226
Modern Times Group, B Shares	2,481	185
Nordea Bank AB	157,834	1,645
Ratos AB, B Shares	5,005	173
Sandvik AB	49,272	756
Scania AB	15,633	345
Securitas AB, Cl B	15,298	165
Skandinaviska Enskilda Banken AB	68,930	511
Skanska AB, Cl B	19,498	358
SKF AB, Cl B	19,045	438
SSAB AB, Ser A	8,827	141
SSAB AB, Ser B	4,066	57
Svenska Cellulosa AB, Cl B	27,947	425
Svenska Handelsbanken AB, Cl A	23,916	784
Swedbank AB, Cl A*	34,452	478
Swedish Match AB	11,652	311
Tele2 AB, Cl B	15,223	320
Telefonaktiebolaget LM Ericsson	147,163	1,617
TeliaSonera AB	109,718	889
Volvo AB, Cl B*	53,170	781

		15,461

Switzerland (2.2%)
ABB Ltd.	48,752	1,028
Actelion Ltd.*	2,255	90
Adecco SA	2,716	142
Aryzta AG	1,719	75
Baloise Holding AG	1,107	100
Compagnie Financiere Richemont SA, Cl A	11,526	555
Credit Suisse Group	24,862	1,063
GAM Holding Ltd.	4,560	69
Geberit AG	855	152

See Notes to Financial Statements.

24

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Switzerland—continued

Givaudan SA	168	172
Holcim Ltd.	5,415	348
Julius Baer Holding AG	4,560	166
Kuehne + Nagel International AG	1,190	143
Lindt & Spruengli AG	17	41
Logitech International SA*	4,024	70
Lonza Group AG	1,006	86
Nestle SA	75,096	4,002
Nobel Biocare Holding AG	2,732	49
Novartis AG	46,615	2,674
Pargesa Holding SA	596	44
Roche Holding AG	15,524	2,121
Schindler Holding AG	478	51
Schindler Holding AG	1,073	115
SGS SA	118	191
Sika AG	42	77
Sonova Holding AG	1,014	124
STMicroelectronics NV	58,736	450
Straumann Holding AG	176	39
Swatch Group AG	956	66
Swatch Group AG	679	256
Swiss Life Holding AG	671	76
Swiss Re	7,779	341
Swisscom AG	511	206
Syngenta AG	2,087	519
Synthes, Inc.	1,308	151
UBS AG*	80,405	1,365
Zurich Financial Services AG	3,252	762

		17,979

United Kingdom (9.5%)
3i Group PLC	34,410	155
Admiral Group PLC	7,084	185
Aggreko PLC	9,296	229
AMEC PLC	11,769	182
Anglo American PLC	46,682	1,852
Antofagasta PLC	13,982	271
ARM Holdings PLC	46,867	289
Associated British Foods PLC	12,633	208
AstraZeneca PLC	49,999	2,539
Autonomy Corp. PLC*	7,678	219
Aviva PLC	98,100	615
BAE Systems PLC	125,109	673
Balfour Beatty PLC	24,301	102
Barclays PLC	405,563	1,908
BG Group PLC	119,686	2,103
BHP Billiton PLC	78,259	2,489
BP PLC	653,027	4,388
British Airways PLC*	20,453	78
British American Tobacco PLC	68,714	2,563
British Land Co. PLC (The)	30,780	225
British Sky Broadcasting Group PLC	40,395	448
BT Group PLC	274,888	604
Bunzl PLC	11,643	139
Burberry Group PLC	15,407	252
Cable & Wireless Worldwide	92,015	106
Cairn Energy PLC*	49,558	353
Capita Group PLC	22,088	273
Carnival PLC	5,935	233
Centrica PLC	182,001	925
Cobham PLC	40,714	148
Compass Group PLC	66,264	552
CRH PLC	25,250	414
Diageo PLC	90,514	1,558
Enquest PLC	19,431	35
Eurasian Natural Resources Corp.	9,128	132
Experian PLC	36,381	396
FirstGroup PLC	17,059	97
Fresnillo PLC	6,354	124
G4S PLC	50,010	200
GlaxoSmithKline PLC	180,155	3,550
Hammerson PLC	24,921	154
Home Retail Group PLC	31,116	101
HSBC Holdings PLC	605,969	6,139
ICAP PLC	19,741	134
Imperial Tobacco Group PLC	36,104	1,076
Inmarsat PLC	15,483	161
InterContinental Hotels Group PLC	9,187	164
International Power PLC	53,984	329
Invensys PLC	28,618	134
Investec PLC	15,038	120
ITV PLC*	131,999	124
J Sainsbury PLC	42,718	262
Johnson Matthey PLC	7,611	211
Kazakhmys PLC	7,595	173
Kingfisher PLC	83,742	308
Land Securities Group PLC REIT	26,908	271
Legal & General Group PLC	207,870	338
Liberty International PLC	16,539	95
Lloyds Banking Group PLC*	1,423,603	1,657
London Stock Exchange Group PLC	5,289	57
Lonmin PLC*	5,474	143
Man Group PLC	60,689	209
Marks & Spencer Group PLC	56,096	342
National Grid PLC	120,554	1,022

See Notes to Financial Statements.

25

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
United Kingdom—continued

Next PLC	6,689	233
Old Mutual PLC	192,421	419
Pearson PLC	28,769	445
Prudential PLC	89,785	898
Reckitt Benckiser Group PLC	21,711	1,194
Reed Elsevier PLC	43,019	364
Rexam PLC	31,090	150
Rio Tinto PLC	49,976	2,921
Rolls-Royce PLC	65,744	623
Royal Bank of Scotland Group PLC (The)*	599,584	445
Royal Dutch Shell PLC, Cl A	123,072	3,704
Royal Dutch Shell PLC, Cl B	92,838	2,708
RSA Insurance Group PLC	121,370	249
SABMiller PLC	33,639	1,075
Sage Group PLC (The)	46,599	202
Schroders PLC	3,965	90
Scottish & Southern Energy PLC	32,734	575
Segro PLC	26,036	112
Serco Group PLC	17,411	168
Severn Trent PLC	8,390	173
Smith & Nephew PLC	31,476	287
Smiths Group PLC	13,831	265
Standard Chartered PLC	71,813	2,060
Standard Life PLC	79,298	288
Tesco PLC	288,588	1,922
Thomas Cook Group PLC	30,437	82
Tomkins PLC	31,292	159
TUI Travel PLC	19,824	67
Tullow Oil PLC	31,971	640
Unilever PLC	45,509	1,316
United Utilities Group PLC	24,167	217
Vedanta Resources PLC	4,326	147
Vodafone Group PLC	1,832,463	4,522
Whitbread PLC	6,237	159
William Morrison Supermarkets PLC	75,199	349
Wolseley PLC*	10,067	253
WPP PLC	44,469	492
Xstrata PLC	72,945	1,395

		76,904

Total Foreign Common Stocks		784,855

Foreign Preferred Stocks (0.9%)
Germany (0.9%)
Fresenius AG, 1.510%	11,862	957
Fresenius Medical Care AG, 1.230%	28,677	1,770
Porsche AG, 5.000%	12,884	643
RWE AG, 1.750%	5,742	367
Volkswagen AG, 1.210%	25,122	3,033

Total Foreign Preferred Stocks		6,770

Rights – Foreign (0.1%)
Austria (0.0%)
IMMOEAST AG	175,419	—

Cyprus (0.0%)
Bank of Cyprus Public Co. Ltd., expires 10/22/10 at 2.00 CYP	202,431	133

France (0.0%)
Compagnie Generale des Etablissements Michelin, expires 10/14/10 at 45.00 EUR	13,596	38

Germany (0.1%)
Deutsche Bank AG, expires 10/13/10 at 33.00 EUR	91,428	426

Greece (0.0%)
National Bank of Greece SA, expires at 10/12/10 at 5.20 GRD	206,896	195
National Bank of Greece SA, expires at 10/12/10 at 5.20 GRD	206,896	101

		296

Total Rights — Foreign		893

Warrants – Foreign (0.0%)
France (0.0%)
Fonciere Des Regions, expires 01/03/11 at 65.00 EUR	2,109	3

Hong Kong (0.0%)
Henderson Land Development Co. Ltd., expires 06/01/11 at 58.00 EUR	8,444	2

Italy (0.0%)
MEDIOBANCA — Banca di Credito Finanziario SpA, expires 03/18/11 at 9.00 EUR	132,417	5
Unione di Banche Italiane Scpa, expires 07/01/11 at 12.30 EUR	182,276	2

		7

Total Warrants – Foreign		12

See Notes to Financial Statements.

26

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Exchange Traded Funds (1.5%)
iShares MSCI Australia Index Fund	19,350	459
iShares MSCI Austria Investable Market Index Fund	9,723	192
iShares MSCI Belgium Investable Market Index Fund	10,033	133
iShares MSCI EAFE Index Fund	23,429	1,287
iShares MSCI EMU Index Fund	131,182	4,543
iShares MSCI Germany Index Fund	34,677	763
iShares MSCI Hong Kong Index Fund	5,006	91
iShares MSCI Italy Index Fund	47,371	796
iShares MSCI Japan Index Fund	226,182	2,237
iShares MSCI Netherlands Investable Market Index Fund	3,826	78
iShares MSCI Singapore Index Fund	6,235	82
iShares MSCI Spain Index Fund	8,138	331
iShares MSCI Sweden Index Fund	6,814	197
iShares MSCI Switzerland Index Fund	7,925	181
iShares MSCI United Kingdom Index Fund	60,466	989

Total Exchange Traded Funds		12,359

Short-Term Investment (0.0%)
RidgeWorth Funds Securities Lending Joint Account(b)	34	34

Total Short-Term Investment		34

Total Investments (Cost $581,644)(c) — 99.8%		804,923
Other assets in excess of liabilities — 0.2%		1,605

Net Assets — 100.0%		$806,528

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2010. The total value of securities on loan as of September 30, 2010, in thousands, was $17.

(b)	Affiliated investment.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

CYP	— Cypriot Pounds

EUR	— Euro

GRD	— Greek Drachma

PPS	— Partially Protected Shares

REIT	— Real Estate Investment Trust

SP ADR	— Sponsored American Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

27

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (94.9%)
Consumer Discretionary (8.5%)
CBS Corp., Cl B	288,000	4,568
Darden Restaurants, Inc.	95,000	4,064
Home Depot, Inc. (The)	183,000	5,797
Limited Brands, Inc.	262,000	7,016
McDonald’s Corp.	78,000	5,812
Target Corp.	80,000	4,275
Walt Disney Co. (The)	168,000	5,563

		37,095

Consumer Staples (11.3%)
Clorox Co. (The)	100,000	6,676
H.J. Heinz Co.	166,000	7,863
Hershey Co. (The)	94,000	4,474
Molson Coors Brewing Co., Cl B	114,000	5,383
PepsiCo, Inc.	127,000	8,438
Philip Morris International, Inc.	77,000	4,314
Procter & Gamble Co. (The)	132,000	7,916
Safeway, Inc.	207,000	4,380

		49,444

Energy (9.8%)
Chevron Corp.	80,510	6,525
EOG Resources, Inc.	46,000	4,277
Exxon Mobil Corp.	138,000	8,527
National Oilwell Varco, Inc.	81,000	3,602
Occidental Petroleum Corp.	92,000	7,204
Schlumberger Ltd.	96,000	5,914
Williams Cos., Inc. (The)	356,000	6,803

		42,852

Financials (15.1%)
Bank of New York Mellon Corp.	250,000	6,533
BB&T Corp.	230,000	5,538
BlackRock, Inc.	41,000	6,980
Citigroup, Inc.*	2,372,000	9,251
Comerica, Inc.	105,000	3,901
JPMorgan Chase & Co.	260,000	9,898
MetLife, Inc.	101,000	3,883
Travelers Cos., Inc. (The)	125,000	6,513
Wells Fargo & Co.	270,000	6,785
XL Group PLC	315,000	6,823

		66,105

Health Care (11.8%)
Abbott Laboratories	172,202	8,996
Amgen, Inc.*	128,000	7,054
Bristol-Myers Squibb Co.	220,000	5,964
Cardinal Health, Inc.	200,000	6,608
Johnson & Johnson	90,000	5,577
Pfizer, Inc.	257,000	4,413
Teva Pharmaceutical Industries Ltd. SP ADR	103,000	5,433
UnitedHealth Group, Inc.	211,000	7,408

		51,453

Industrials (11.4%)
Emerson Electric Co.	91,000	4,792
Fluor Corp.	147,456	7,304
Honeywell International, Inc.	156,000	6,855
L-3 Communications Holdings, Inc.	75,000	5,420
Masco Corp.	414,000	4,558
Raytheon Co.	141,000	6,445
Republic Services, Inc.	190,819	5,818
United Technologies Corp.	76,000	5,413
W.W. Grainger, Inc.	29,005	3,455

		50,060

Information Technology (14.0%)
Altera Corp.	177,910	5,366
Apple, Inc.*	33,000	9,364
Autodesk, Inc.*	144,000	4,603
Broadcom Corp., Cl A	179,000	6,335
Cisco Systems, Inc.*	342,000	7,490
EMC Corp.*	338,000	6,865
Intel Corp.	219,000	4,211
International Business Machines Corp.	85,000	11,402
Microsoft Corp.	221,000	5,412

		61,048

Materials (5.5%)
Barrick Gold Corp.	233,815	10,823
International Paper Co.	212,000	4,611
Newmont Mining Corp.	135,000	8,480

		23,914

Telecommunications Services (2.1%)
AT&T, Inc.	329,000	9,409

Utilities (5.4%)
Constellation Energy Group, Inc.	192,000	6,190
NextEra Energy, Inc.	170,000	9,246
Xcel Energy, Inc.	356,000	8,178

		23,614

Total Common Stocks		414,994

See Notes to Financial Statements.

28

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Core Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (4.1%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	17,971,287	17,971

Total Money Market Fund		17,971

Total Investments (Cost $374,246)(c) — 99.0%		432,965
Other assets in excess of liabilities — 1.0%		4,469

Net Assets — 100.0%		$437,434

*	Non-income producing security.

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

29

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.1%)
Consumer Discretionary (15.6%)
Amazon.com, Inc.*	63,200	9,926
Bed Bath & Beyond, Inc.*	142,600	6,190
BorgWarner, Inc.*	109,700	5,773
Carnival Corp.	146,700	5,605
Coach, Inc.	168,600	7,243
Guess?, Inc.	99,800	4,055
Kohl’s Corp.*	102,000	5,373
Las Vegas Sands Corp.*	146,900	5,120
Priceline.com, Inc.*	16,300	5,678
Scripps Networks Interactive, Inc., Cl A	137,900	6,561
Urban Outfitters, Inc.*	141,800	4,458
Viacom, Inc., Cl B	91,700	3,319

		69,301

Consumer Staples (7.8%)
Church & Dwight Co., Inc.	69,100	4,487
Colgate-Palmolive Co.	81,500	6,264
Estee Lauder Cos., Inc. (The), Cl A	87,600	5,539
Hansen Natural Corp.*	120,900	5,636
Philip Morris International, Inc.	232,300	13,014

		34,940

Energy (9.7%)
Cameron International Corp.*	177,900	7,643
EOG Resources, Inc.	50,700	4,713
Halliburton Co.	216,900	7,173
Occidental Petroleum Corp.	80,800	6,327
Peabody Energy Corp.	101,900	4,994
Schlumberger Ltd.	201,300	12,402

		43,252

Financials (4.4%)
Capital One Financial Corp.	122,300	4,837
Goldman Sachs Group, Inc. (The)	22,100	3,195
Hartford Financial Services Group, Inc. (The)	252,900	5,804
T. Rowe Price Group, Inc.	111,900	5,603

		19,439

Health Care (8.4%)
Allergan, Inc.	108,900	7,245
Amgen, Inc.*	139,400	7,682
Cerner Corp.*	36,600	3,074
Express Scripts, Inc.*	113,400	5,523
Intuitive Surgical, Inc.*	13,300	3,774
Mylan, Inc.*	293,200	5,515
Thermo Fisher Scientific, Inc.*	98,200	4,702

		37,515

Industrials (16.1%)
3M Co.	88,100	7,639
Dover Corp.	122,300	6,385
Emerson Electric Co.	162,400	8,552
Honeywell International, Inc.	197,400	8,674
Illinois Tool Works, Inc.	121,600	5,718
J.B. Hunt Transport Services, Inc.	163,600	5,677
Joy Global, Inc.	46,500	3,270
Parker Hannifin Corp.	71,300	4,995
Precision Castparts Corp.	38,900	4,954
Union Pacific Corp.	68,900	5,636
United Parcel Service, Inc., Cl B	153,800	10,257

		71,757

Information Technology (32.7%)
Adobe Systems, Inc.*	200,900	5,254
Analog Devices, Inc.	164,600	5,165
Apple, Inc.*	102,000	28,942
ASML Holding NV NYS	128,000	3,805
Baidu, Inc. SP ADR*	50,200	5,152
Broadcom Corp., Cl A	168,700	5,970
Cisco Systems, Inc.*	372,500	8,158
EMC Corp.*	411,300	8,354
Google, Inc., Cl A*	30,600	16,089
Intel Corp.	572,400	11,007
Juniper Networks, Inc.*	214,300	6,504
Microsoft Corp.	366,900	8,985
Oracle Corp.	538,300	14,453
Salesforce.com, Inc.*	50,900	5,691
Visa, Inc., Cl A	166,800	12,387

		145,916

Materials (4.4%)
International Paper Co.	244,300	5,313
Lubrizol Corp. (The)	54,100	5,733
Praxair, Inc.	95,900	8,656

		19,702

Total Investments (Cost $325,092)(a) — 99.1%		441,822
Other assets in excess of liabilities — 0.9%		4,168

Net Assets — 100.0%		$445,990

*	Non-income producing security.

(a)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

NYS	— New York Registered Shares

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

30

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.9%)
Consumer Discretionary (12.2%)
Advance Auto Parts, Inc.	2,139	125
Foot Locker, Inc.	2,448	36
GameStop Corp., Cl A*	6,572	129
Gannett Co., Inc.	9,617	118
ITT Educational Services, Inc.*	2,027	142
Lear Corp.*	2,116	167
Liberty Global, Inc., Cl A*	4,140	128
Liberty Media-Starz, Ser A*	1,911	124
Limited Brands, Inc.	5,075	136
Sears Holdings Corp.*	1,928	139
Signet Jewelers Ltd.*	4,279	136
Time Warner Cable, Inc., Cl A	3,039	164
TRW Automotive Holdings Corp.*	4,242	176
Washington Post Co. (The), Cl B	347	139
Williams-Sonoma, Inc.	4,191	133
Wyndham Worldwide Corp.	4,930	135

		2,127

Consumer Staples (9.7%)
Corn Products International, Inc.	7,229	271
Dr Pepper Snapple Group, Inc.	7,998	284
Energizer Holdings, Inc.*	3,934	265
Herbalife Ltd.	4,619	279
Molson Coors Brewing Co., Cl B	6,169	291
Safeway, Inc.	14,028	297

		1,687

Energy (11.5%)
Chevron Corp.	3,394	275
ConocoPhillips	7,302	419
ENSCO International PLC SP ADR	5,949	266
Exxon Mobil Corp.	2,565	158
Marathon Oil Corp.	9,481	314
Murphy Oil Corp.	4,794	297
Transocean Ltd.*	4,258	274

		2,003

Financials (13.7%)
ACE Ltd.	2,892	168
Allied World Assurance Co. Holdings Ltd.	2,494	141
American Financial Group, Inc.	4,449	136
Arch Capital Group Ltd.*	1,623	136
Aspen Insurance Holdings Ltd.	4,510	137
Assurant, Inc.	3,563	145
Bank of America Corp.	16,942	222
Capital One Financial Corp.	4,285	170
CNA Financial Corp.*	4,888	137
Endurance Specialty Holdings Ltd.	3,449	137
JPMorgan Chase & Co.	6,751	257
NASDAQ OMX Group, Inc. (The)*	7,164	139
Prudential Financial, Inc.	3,254	176
Reinsurance Group of America, Inc.	2,899	140
RenaissanceRe Holdings Ltd.	2,280	137

		2,378

Health Care (12.3%)
Aetna, Inc.	6,817	215
Amgen, Inc.*	3,149	174
AstraZeneca PLC SP ADR	1,620	82
Biogen Idec, Inc.*	1,847	104
Bristol-Myers Squibb Co.	6,023	163
Cephalon, Inc.*	1,502	94
Eli Lilly & Co.	4,081	149
Endo Pharmaceuticals Holdings, Inc.*	2,822	94
Forest Laboratories, Inc.*	3,193	99
Gilead Sciences, Inc.*	3,897	139
Humana, Inc.*	3,848	193
Johnson & Johnson	4,618	286
Novartis AG SP ADR	1,532	88
UnitedHealth Group, Inc.	7,209	253

		2,133

Industrials (10.8%)
Avery Dennison Corp.	7,457	277
CNH Global NV NYS*	11,957	438
KBR, Inc.	18,235	449
Ryder System, Inc.	6,507	278
Timken Co. (The)	11,568	444

		1,886

Information Technology (19.9%)
Amdocs Ltd.*	21,318	611
AVX Corp.	16,567	229
Axis Capital Holdings Ltd.	4,153	137
Intel Corp.	21,057	405
International Business Machines Corp.	6,607	886
Lexmark International, Inc., Cl A*	5,514	246
Micron Technology, Inc.*	35,207	254
SanDisk Corp.*	6,025	221
STMicroelectronics NV NYS	30,877	235
Tellabs, Inc.	30,819	230

		3,454

Materials (2.9%)
Ashland, Inc.	1,225	60
Cabot Corp.	1,809	59
Cytec Industries, Inc.	1,066	60
Domtar Corp.	899	58
International Paper Co.	2,925	64

See Notes to Financial Statements.

31

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS   September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Quantitative Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Materials—continued

Lubrizol Corp. (The)	549	58
PPG Industries, Inc.	1,076	78
Sealed Air Corp.	2,800	63

		500

Telecommunication Services (3.3%)
AT&T, Inc.	9,937	284
MetroPCS Communications, Inc.*	8,640	90
Qwest Communications International, Inc.	14,732	92
Sprint Nextel Corp.*	22,583	105

		571

Utilities (3.6%)
Ameren Corp.	3,793	108
CMS Energy Corp.	5,685	102
Edison International	3,327	114
Integrys Energy Group, Inc.	2,011	105
NiSource, Inc.	6,022	105
NRG Energy, Inc.*	4,633	97

		631

Total Common Stocks		17,370

Money Market Fund (0.4%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	68,543	69

Total Money Market Fund		69

Total Investments (Cost $17,017)(c) — 100.3%		17,439
Liabilities in excess of other assets — (0.3)%		(58)

Net Assets — 100.0%		$17,381

*	Non-income producing security.

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

NYS	— New York Registered Shares

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

32

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.4%)
Consumer Discretionary (7.6%)
Best Buy Co., Inc.	608,650	24,851
International Game Technology	1,298,100	18,758
Lowe’s Cos., Inc.	599,400	13,361
Omnicom Group, Inc.	627,950	24,791
Walt Disney Co. (The)	355,300	11,764

		93,525

Consumer Staples (7.7%)
Kimberly-Clark Corp.	365,450	23,773
Kraft Foods, Inc.	764,000	23,577
Procter & Gamble Co. (The)	395,000	23,688
Wal-Mart Stores, Inc.	446,950	23,921

		94,959

Energy (15.9%)
Apache Corp.	141,150	13,799
Baker Hughes, Inc.	372,150	15,853
Chevron Corp.	386,600	31,334
ConocoPhillips	617,207	35,446
Devon Energy Corp.	355,250	22,999
Hess Corp.	178,700	10,565
Occidental Petroleum Corp.	429,850	33,657
Talisman Energy, Inc.	567,850	9,932
Tidewater, Inc.	169,731	7,605
Williams Cos., Inc. (The)	765,550	14,630

		195,820

Financials (23.1%)
Aon Corp.	266,200	10,411
Bank of America Corp.	1,878,450	24,627
BB&T Corp.	1,201,001	28,920
Comerica, Inc.	529,350	19,665
Franklin Resources, Inc.	235,550	25,180
JPMorgan Chase & Co.	795,866	30,299
Morgan Stanley	730,400	18,026
Northern Trust Corp.	512,150	24,706
People’s United Financial, Inc.	697,100	9,125
Prudential Financial, Inc.	333,600	18,074
Travelers Cos., Inc. (The)	463,050	24,125
U.S. Bancorp	1,235,650	26,715
Wells Fargo & Co.	988,300	24,836

		284,709

Health Care (10.5%)
Abbott Laboratories	594,650	31,064
Baxter International, Inc.	430,550	20,542
CIGNA Corp.	384,850	13,770
Medtronic, Inc.	583,050	19,579
Merck & Co., Inc.	567,500	20,890
Pfizer, Inc.	1,432,850	24,602

		130,447

Industrials (17.9%)
3M Co.	190,750	16,540
Emerson Electric Co.	445,000	23,434
Flowserve Corp.	188,950	20,675
Fluor Corp.	440,250	21,806
General Dynamics Corp.	215,650	13,545
Ingersoll-Rand PLC	353,400	12,620
R.R. Donnelley & Sons Co.	588,050	9,973
Rockwell Automation, Inc.	256,500	15,834
Rockwell Collins, Inc.	236,450	13,773
Tyco Eletronics Ltd.	470,200	13,739
Union Pacific Corp.	256,250	20,961
United Parcel Service, Inc., Cl B	292,536	19,509
United Technologies Corp.	254,150	18,103

		220,512

Information Technology (6.7%)
Intel Corp.	1,440,150	27,694
Microsoft Corp.	1,111,600	27,223
Texas Instruments, Inc.	1,020,700	27,702

		82,619

Materials (4.3%)
Air Products & Chemicals, Inc.	149,050	12,344
E.I. du Pont de Nemours & Co.	275,950	12,313
International Paper Co.	697,850	15,178
Nucor Corp.	339,050	12,952

		52,787

Telecommunication Services (2.7%)
AT&T, Inc.	760,100	21,739
Verizon Communications, Inc.	371,218	12,098

		33,837

Utilities (2.0%)
FirstEnergy Corp.	335,200	12,919
PPL Corp.	458,250	12,478

		25,397

Total Common Stocks		1,214,612

See Notes to Financial Statements.

33

SCHEDULES OF PORTFOLIO INVESTMENTS
 RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (3.5%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	42,584,188	42,584

Total Money Market Fund		42,584

Total Investments (Cost $1,131,256)(c) — 101.9%		1,257,196
Liabilities in excess of other assets — (1.9)%		(23,924)

Net Assets — 100.0%		$1,233,272

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

34

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (94.5%)
Consumer Discretionary (14.9%)
Advance Auto Parts, Inc.	18,745	1,100
BorgWarner, Inc.*	15,600	821
CBS Corp., Cl B	68,805	1,091
Coach, Inc.	20,680	888
Darden Restaurants, Inc.	24,670	1,055
DreamWorks Animation SKG, Inc., Cl A*	30,600	976
Guess?, Inc.	19,470	791
Lennar Corp., Cl A	42,325	651
Limited Brands, Inc.	41,115	1,101
M.D.C. Holdings, Inc.	18,945	550
Mohawk Industries, Inc.*	19,585	1,044
Newell Rubbermaid, Inc.	55,745	993
Scripps Networks Interactive, Inc., Cl A	24,694	1,175
Starwood Hotels & Resorts Worldwide, Inc.	19,590	1,030

		13,266

Consumer Staples (7.5%)
BJ’s Wholesale Club, Inc.*	25,635	1,064
Church & Dwight Co., Inc.	13,060	848
Clorox Co. (The)	16,325	1,090
Dr Pepper Snapple Group, Inc.	27,165	965
H.J. Heinz Co.	13,300	630
Mead Johnson Nutrition Co.	16,085	915
Molson Coors Brewing Co., Cl B	23,945	1,131

		6,643

Energy (7.7%)
EOG Resources, Inc.	8,225	765
Noble Energy, Inc.	11,635	874
Oil States International, Inc.*	19,470	906
Overseas Shipholding Group, Inc.	17,980	617
Plains Exploration & Production Co.*	32,410	864
SM Energy Co.	29,145	1,092
Superior Energy Services, Inc.*	37,773	1,008
Williams Cos., Inc. (The)	38,090	728

		6,854

Financials (16.5%)
Ameriprise Financial, Inc.	18,889	894
Arch Capital Group Ltd.*	9,795	821
AvalonBay Communities, Inc. REIT	5,659	588
BlackRock, Inc.	4,281	729
Brandywine Realty Trust REIT	89,605	1,098
Discover Financial Services	63,970	1,067
HCP, Inc. REIT	26,120	940
KeyCorp	125,275	997
Lincoln National Corp.	35,310	845
M&T Bank Corp.	12,575	1,029
Prosperity Bancshares, Inc.	28,780	935
SVB Financial Group*	17,895	757
Washington Real Estate Investment Trust	26,485	840
Weingarten Realty Investors REIT	41,355	902
Willis Group Holdings PLC	36,280	1,118
XL Group PLC	49,605	1,074

		14,634

Health Care (9.9%)
C.R. Bard, Inc.	4,960	404
CareFusion Corp.*	47,645	1,183
Cephalon, Inc.*	10,520	657
Coventry Health Care, Inc.*	48,855	1,052
Gen-Probe, Inc.*	22,250	1,078
Hospira, Inc.*	18,625	1,062
Laboratory Corp. of America Holdings*	14,510	1,138
Life Technologies Corp.*	18,140	847
Mylan, Inc.*	70,500	1,326

		8,747

Industrials (11.1%)
Dover Corp.	20,800	1,086
Eaton Corp.	10,765	888
Fluor Corp.	24,670	1,222
ITT Corp.	23,220	1,087
L-3 Communications Holdings, Inc.	14,910	1,078
Republic Services, Inc.	40,270	1,228
Rockwell Automation, Inc.	17,760	1,096
Roper Industries, Inc.	14,270	930
Ryder System, Inc.	28,420	1,216

		9,831

Information Technology (12.3%)
Agilent Technologies, Inc.*	24,910	831
Altera Corp.	30,970	934
Amdocs Ltd.*	25,395	728
Analog Devices, Inc.	31,815	998
Autodesk, Inc.*	35,430	1,133
Broadcom Corp., Cl A	26,965	954
F5 Networks, Inc.*	4,205	437
Harris Corp.	13,060	578
NetApp, Inc.*	23,640	1,177
Polycom, Inc.*	34,120	931
Teradata Corp.*	30,835	1,189

See Notes to Financial Statements.

35

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS   September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Core Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

Western Digital Corp.*	35,190	999

		10,889

Materials (7.0%)
Agnico-Eagle Mines Ltd.	10,765	765
Albemarle Corp.	25,685	1,202
FMC Corp.	17,295	1,183
Lubrizol Corp. (The)	9,430	999
Newmont Mining Corp.	17,170	1,078
Packaging Corp. of America	42,930	995

		6,222

Telecommunications Services (0.6%)
NII Holdings, Inc.*	12,575	517

Utilities (7.0%)
Constellation Energy Group, Inc.	28,710	926
MDU Resources Group, Inc.	47,040	938
NiSource, Inc.	58,165	1,012
OGE Energy Corp.	21,645	863
ONEOK, Inc.	13,325	600
Westar Energy, Inc.	26,615	645
Xcel Energy, Inc.	52,200	1,199

		6,183

Total Common Stocks		83,786

Money Market Fund (4.7%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	4,164,532	4,165

Total Money Market Fund		4,165

Total Investments (Cost $73,117)(c) — 99.2%		87,951
Other assets in excess of liabilities — 0.8%		701

Net Assets — 100.0%		$88,652

*	Non-income producing security.

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

36

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (94.1%)
Consumer Discretionary (10.0%)
Best Buy Co., Inc.	295,700	12,074
Cooper Tire & Rubber Co.	633,000	12,426
Garmin Ltd.	346,700	10,522
Harley-Davidson, Inc.	347,200	9,874
Hillenbrand, Inc.	60,390	1,299
International Game Technology	2,254,000	32,570
Mattel, Inc.	244,700	5,741
Omnicom Group, Inc.	561,000	22,148
Whirlpool Corp.	162,800	13,180

		119,834

Energy (12.6%)
Baker Hughes, Inc.	317,200	13,513
Chesapeake Energy Corp.	822,300	18,625
Hess Corp.	297,900	17,612
Murphy Oil Corp.	97,200	6,019
Noble Energy, Inc.	71,800	5,391
Peabody Energy Corp.	301,100	14,757
Talisman Energy, Inc.	1,074,400	18,791
Tidewater, Inc.	303,100	13,582
Valero Energy Corp.	913,900	16,002
Williams Cos., Inc. (The)	1,390,400	26,571

		150,863

Financials (28.2%)
Ameriprise Financial, Inc.	347,400	16,442
Aon Corp.	392,500	15,351
BB&T Corp.	1,335,600	32,161
Comerica, Inc.	811,200	30,136
Discover Financial Services	861,600	14,372
Hanover Insurance Group, Inc. (The)	127,800	6,007
Hartford Financial Services Group, Inc. (The)	1,330,900	30,544
HCC Insurance Holdings, Inc.	314,300	8,200
Invesco Ltd.	1,076,700	22,858
Lazard Ltd., Cl A	519,400	18,221
MB Financial, Inc.	2,005,500	32,529
Northern Trust Corp.	418,700	20,198
People’s United Financial, Inc.	1,652,300	21,629
Principal Financial Group, Inc.	953,100	24,704
Regions Financial Corp.	2,805,200	20,394
Zions Bancorp	1,090,000	23,282

		337,028

Health Care (4.0%)
CIGNA Corp.	603,500	21,593
Omnicare, Inc.	1,076,700	25,712

		47,305

Industrials (23.2%)
A.O. Smith Corp.	90,000	5,210
Con-way, Inc.	473,400	14,671
Flowserve Corp.	161,900	17,715
Fluor Corp.	450,600	22,318
General Dynamics Corp.	365,500	22,957
Harsco Corp.	1,171,900	28,805
Ingersoll-Rand PLC	580,300	20,723
ITT Corp.	376,500	17,631
Lennox International, Inc.	283,200	11,807
Manitowoc Co., Inc. (The)	979,800	11,865
Mueller Water Products, Inc., Cl A	2,456,600	7,419
R.R. Donnelley & Sons Co.	1,602,600	27,180
Rockwell Automation, Inc.	113,200	6,988
Rockwell Collins, Inc.	192,300	11,201
SPX Corp.	262,100	16,586
Towers Watson & Co., Cl A	391,300	19,244
Tyco Eletronics Ltd.	528,100	15,431

		277,751

Information Technology (5.0%)
Black Box Corp.	307,200	9,849
Intersil Corp., Cl A	3,066,300	35,845
Xerox Corp.	1,355,000	14,024

		59,718

Materials (6.0%)
Ashland, Inc.	720,800	35,153
Eastman Chemical Co.	79,200	5,861
International Paper Co.	1,128,300	24,541
Valspar Corp. (The)	181,100	5,768

		71,323

Utilities (5.1%)
FirstEnergy Corp.	348,200	13,420
PPL Corp.	537,100	14,625
QEP Resources, Inc.	1,072,100	32,313

		60,358

Total Common Stocks		1,124,180

Money Market Fund (4.1%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	49,606,561	49,607

Total Money Market Fund		49,607

Total Investments (Cost $1,121,384)(c) — 98.2%		1,173,787
Other assets in excess of liabilities — 1.8%		21,649

Net Assets — 100.0%		$1,195,436

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

37

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (115.0%)
Common Stocks (108.4%)

Diversified (11.0%)

Cohen & Steers, Inc.	21,500	467
Colonial Properties Trust REIT	7,800	126
Cousins Properties, Inc.	38,364	274
DuPont Fabros Technology, Inc.	1,700	43
Investors Real Estate Trust	3,700	31
PS Business Parks, Inc. REIT	1,800	102
Vornado Realty Trust REIT(a)	6,902	590

		1,633

Health Care (12.9%)
Cogdell Spencer, Inc. REIT	16,400	104
HCP, Inc. REIT(a)	18,900	680
Health Care REIT, Inc.(a)	5,300	251
Healthcare Realty Trust, Inc.	3,200	75
Medical Properties Trust, Inc. REIT	3,500	35
National Health Investors, Inc. REIT	2,400	106
Nationwide Health Properties, Inc. REIT(a)	9,900	383
OMEGA Healthcare Investors, Inc. REIT(a)	4,600	103
Senior Housing Properties Trust REIT	2,900	68
Ventas, Inc. REIT(a)	2,100	108

		1,913

Homebuilders (0.3%)
Sun Communities, Inc.	1,200	37

Hotels & Leisure Properties (8.1%)
DiamondRock Hospitality Co. REIT	3,900	37
Entertainment Properties Trust REIT(a)	3,100	134
FelCor Lodging Trust, Inc.*	6,500	30
Hersha Hospitality Trust REIT	30,900	160
Hospitality Properties Trust REIT	4,500	100
Host Hotels & Resorts, Inc. REIT(a)	30,801	446
Strategic Hotels & Resorts, Inc. REIT*	6,900	29
Sunstone Hotel Investors, Inc. REIT*	29,300	266

		1,202

Industrials (10.3%)
AMB Property Corp. REIT	8,400	222
DCT Industrial Trust, Inc. REIT	16,600	80
Extra Space Storage, Inc. REIT	4,600	74
First Industrial Realty Trust, Inc.*	13,500	68
First Potomac Realty Trust REIT	7,500	112
ProLogis REIT(a)	15,600	184
Public Storage REIT(a)	5,000	485
Sovran Self Storage, Inc. REIT	6,800	258
U-Store-It Trust REIT	4,500	38

		1,521

Land & Forest Products (1.8%)
Brookfield Infrastructure Partners L.P.	2,100	41
Plum Creek Timber Co., Inc. REIT(a)	4,600	162
Potlatch Corp. REIT	500	17
Rayonier, Inc. REIT(a)	800	40

		260

Mortgage (5.4%)
Chimera Investment Corp. REIT	7,300	29
Colony Financial, Inc. REIT	4,100	76
Commonwealth REIT	8,350	214
RAIT Financial Trust REIT*	13,400	22
Redwood Trust, Inc. REIT	20,600	298
Resource Capital Corp. REIT	10,900	69
Saul Centers, Inc. REIT	2,100	88

		796

Office (16.3%)
BioMed Realty Trust, Inc. REIT	9,000	161
Boston Properties, Inc. REIT(a)	6,200	516
Brandywine Realty Trust REIT	15,300	188
Corporate Office Properties Trust REIT	6,200	231
Digital Realty Trust, Inc. REIT	5,100	315
Duke Realty Corp. REIT	12,000	139
Highwoods Properties, Inc. REIT	1,300	42
Kilroy Realty Corp. REIT	7,000	232
Lexington Realty Trust REIT	4,600	33
Liberty Property Trust REIT	4,900	156
Mack-Cali Realty Corp. REIT	10,400	340
Parkway Properties, Inc. REIT(a)	4,200	62

		2,415

Real Estate Services (0.4%)
Getty Realty Corp. REIT	1,300	35
Government Properties Income Trust	1,000	26

		61

Residential (18.7%)
Alexander’s, Inc. REIT	200	63
American Campus Communities, Inc. REIT	7,200	219
Associated Estates Realty Corp. REIT	17,000	238
AvalonBay Communities, Inc. REIT	5,300	551
BRE Properties, Inc. REIT	3,200	133
Camden Property Trust REIT	1,500	72
Equity Lifestyle Properties, Inc. REIT	900	49
Equity Residential REIT(a)	7,800	371
Essex Property Trust, Inc. REIT	2,900	317
Home Properties, Inc. REIT	1,600	85
Post Properties, Inc. REIT	9,500	265

See Notes to Financial Statements.

38

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Real Estate 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Residential—continued

UDR, Inc. REIT	18,800	397

		2,760

Retail (23.2%)
Acadia Realty Trust REIT	2,000	38
CBL & Associates Properties, Inc. REIT	6,900	90
Cedar Shopping Centers, Inc. REIT	5,800	35
Developers Diversified Realty Corp. REIT	23,200	260
Equity One, Inc. REIT	8,600	145
Federal Realty Investment Trust REIT	1,100	90
Glimcher Realty Trust REIT	11,500	71
Inland Real Estate Corp.	13,500	112
Kimco Realty Corp. REIT	18,700	294
Kite Realty Group Trust	15,700	70
Macerich Co. (The) REIT(a)	2,542	109
Pennsylvania Real Estate Investment Trust	14,400	171
Ramco-Gershenson Properties Trust REIT	3,000	32
Realty Income Corp. REIT	1,000	34
Regency Centers Corp. REIT	6,000	237
Simon Property Group, Inc. REIT(a)	12,004	1,113
Taubman Centers, Inc. REIT	9,100	406
Urstadt Biddle Properties, Cl A REIT	2,700	49
Weingarten Realty Investors REIT	3,300	72

		3,428

Total Common Stocks		16,026

Money Market Fund (6.6%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)(c)	978,740	979

Total Money Market Funds		979

Total Investments — 115.0%
Total Long Positions (Cost $14,609)(d)		17,005

Liabilities in excess of other assets — (5.8)%		(864)
Short Postions (see summary below) — (9.2)%		(1,358)

Net Assets — 100.0%		$14,783

Short Positions ((9.2)%)
Common Stocks Sold Short ((9.2)%)

Diversified ((0.4)%)

FBR Capital Markets Corp.*	(3,700)	(12)
Washington Real Estate Investment Trust REIT	(1,500)	(47)

		(59)

Health Care ((1.6)%)
LTC Properties, Inc. REIT	(2,100)	(53)
Universal Health Realty Income Trust REIT	(5,400)	(186)

		(239)

Homebuilders ((0.9)%)
Cavco Industries, Inc.*	(1,500)	(54)
Pulte Group, Inc.*	(2,600)	(23)
Toll Brothers, Inc.*	(2,900)	(55)

		(132)

Hotels & Leisure Properties ((0.5)%)
Choice Hotels International, Inc.	(900)	(33)
General Growth Properties, Inc. REIT	(2,500)	(39)

		(72)

Mortgage ((4.1)%)
Anworth Mortgage Asset Corp.	(8,200)	(59)
Capstead Mortgage Corp. REIT	(7,800)	(85)
Dynex Capital, Inc. REIT	(14,000)	(151)
Two Harbors Investment Corp. REIT	(9,800)	(88)
Walter Investment Management Corp.	(12,600)	(220)

		(603)

Office ((1.3)%)
Piedmont Office Realty Trust, Inc. REIT, Cl A	(10,100)	(191)

Retail ((0.4)%)
National Retail Properties, Inc. REIT	(1,700)	(43)
Tanger Factory Outlet Centers, Inc. REIT	(400)	(19)

		(62)

Total Investment Securities Sold Short (Proceeds $1,348)		(1,358)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Affiliated investment.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(d)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

39

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.1%)
Consumer Discretionary (12.2%)
Bed Bath & Beyond, Inc.*	46,400	2,014
Carnival Corp.	71,925	2,748
Coach, Inc.	48,780	2,096
Priceline.com, Inc.*	7,130	2,484
Viacom, Inc., Cl B	66,440	2,404

		11,746

Consumer Staples (6.0%)
PepsiCo, Inc.	44,435	2,952
Philip Morris International, Inc.	49,425	2,769

		5,721

Energy (9.0%)
Cameron International Corp.*	50,995	2,191
Halliburton Co.	74,955	2,479
Occidental Petroleum Corp.	26,765	2,095
Schlumberger Ltd.	30,270	1,865

		8,630

Financials (7.1%)
American Express Co.	50,810	2,135
PNC Financial Services Group, Inc.	35,940	1,866
T. Rowe Price Group, Inc.	55,520	2,780

		6,781

Health Care (8.9%)
Abbott Laboratories	42,775	2,234
AmerisourceBergen Corp.	45,335	1,390
Express Scripts, Inc.*	60,220	2,933
Thermo Fisher Scientific, Inc.*	42,595	2,039

		8,596

Industrials (16.5%)
Emerson Electric Co.	47,930	2,524
Fluor Corp.	40,940	2,028
Illinois Tool Works, Inc.	44,200	2,078
Parker Hannifin Corp.	32,895	2,305
Precision Castparts Corp.	15,970	2,034
Union Pacific Corp.	31,740	2,596
United Parcel Service, Inc., Cl B	34,775	2,319

		15,884

Information Technology (26.2%)
Analog Devices, Inc.	88,800	2,787
Apple, Inc.*	19,540	5,544
Broadcom Corp., Cl A	51,755	1,832
EMC Corp.*	155,085	3,150
Google, Inc., Cl A*	5,409	2,844
Juniper Networks, Inc.*	105,645	3,206
Oracle Corp.	114,440	3,073
Visa, Inc., Cl A	36,405	2,703

		25,139

Materials (6.8%)
Ecolab, Inc.	38,760	1,967
Lubrizol Corp. (The)	19,945	2,113
Praxair, Inc.	27,550	2,487

		6,567

Telecommunications Services (3.4%)
American Tower Corp., Cl A*	62,970	3,228

Total Common Stocks		92,292

Money Market Fund (3.9%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	3,701,516	3,702

Total Money Market Fund		3,702

Total Investments (Cost $75,917)(c) — 100.0%		95,994

Liabilities in excess of other assets — 0.0%		(7)

Net Assets — 100.0%		$95,987

*	Non-income producing security.

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

40

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.6%)
Consumer Discretionary (17.1%)
99 Cents Only Stores*	70,020	1,322
AnnTaylor Stores Corp.*	184,155	3,727
ArvinMeritor, Inc.*	185,570	2,884
Asbury Automotive Group, Inc.	244,080	3,434
Buffalo Wild Wings, Inc.*	41,030	1,965
California Pizza Kitchen, Inc.*	134,720	2,298
Chico’s FAS, Inc.	288,050	3,030
Citi Trends, Inc.	91,540	2,216
Coinstar, Inc.*	67,200	2,889
Deckers Outdoor Corp.*	68,590	3,427
Dress Barn, Inc. (The)*	119,815	2,846
DSW, Inc., Cl A*	99,210	2,847
E.W. Scripps Co. (The), Cl A*	277,720	2,188
Ethan Allen Interiors, Inc.	135,840	2,372
Fuel Systems Solutions, Inc.*	14,420	564
Gymboree Corp. (The)*	67,920	2,821
hhgregg, Inc.	90,180	2,233
Jo-Ann Stores, Inc.*	49,670	2,213
Papa John’s International, Inc.*	107,790	2,844
Steven Madden Ltd.*	49,550	2,035
Tempur-Pedic International, Inc.*	78,560	2,435
Tenneco, Inc.*	126,630	3,669
True Religion Apparel, Inc.*	116,700	2,490
Ulta Salon, Cosmetics & Fragrance, Inc.*	45,725	1,335

		60,084

Consumer Staples (2.0%)
Diamond Foods, Inc.	85,240	3,494
Nu Skin Enterprises, Inc., Cl A	116,520	3,356

		6,850

Energy (5.9%)
Berry Petroleum Co., Cl A	80,430	2,552
Brigham Exploration Co.*	209,030	3,919
CARBO Ceramics, Inc.	42,560	3,447
Clean Energy Fuels Corp.	140,890	2,002
Complete Production Services, Inc.*	136,480	2,791
North American Energy Partners, Inc.	219,450	1,789
Oasis Petroleum, Inc.*	81,230	1,573
World Fuel Services Corp.	106,180	2,762

		20,835

Financials (5.5%)
Cardtronics, Inc.*	252,910	3,902
Encore Capital Group, Inc.*	106,670	1,922
First Midwest Bancorp, Inc.	93,620	1,079
MF Global Holdings Ltd.*	169,940	1,224
PMI Group, Inc. (The)*	425,830	1,563
Portfolio Recovery Associates, Inc.*	51,230	3,312
Stifel Financial Corp.*	61,150	2,831
Synovus Financial Corp.	642,840	1,581
Webster Financial Corp.	97,300	1,709

		19,123

Health Care (17.6%)
Acorda Therapeutics, Inc.*	57,650	1,903
Alkermes, Inc.*	160,765	2,355
Allos Therapeutics, Inc.*	218,360	1,031
American Medical Systems Holdings, Inc.*	179,810	3,521
Auxilium Pharmaceuticals, Inc.*	76,320	1,891
Bio-Reference Laboratories, Inc.*	113,540	2,368
Catalyst Health Solutions, Inc.*	83,070	2,925
Computer Programs & Systems, Inc.	23,220	988
Cubist Pharmaceuticals, Inc.*	104,830	2,452
Dionex Corp.*	44,390	3,837
Emdeon, Inc., Cl A*	73,605	896
Enzon Pharmaceuticals, Inc.*	140,505	1,581
HealthSouth Corp.*	185,710	3,566
ICON PLC SP ADR*	103,130	2,230
Merit Medical Systems, Inc.*	103,440	1,644
Momenta Pharmaceuticals, Inc.*	124,670	1,876
Neogen Corp.*	89,100	3,016
NuVasive, Inc.*	89,290	3,138
Onyx Pharmaceuticals, Inc.*	85,675	2,260
PAREXEL International Corp.*	147,595	3,414
PSS World Medical, Inc.*	117,400	2,510
Quality Systems, Inc.	22,540	1,495
Salix Pharmaceuticals Ltd.*	79,380	3,153
SonoSite, Inc.*	65,710	2,202
STERIS Corp.	100,650	3,343
West Pharmaceutical Services, Inc.	64,840	2,225

		61,820

Industrials (17.7%)
AAR Corp.*	156,185	2,915
Actuant Corp.	138,645	3,183
Albany International Corp.	115,390	2,183
American Reprographics Co.*	153,130	1,202
Applied Industrial Technologies, Inc.	64,595	1,977
Astec Industries, Inc.*	62,940	1,796
Baldor Electric Co.	64,610	2,610

See Notes to Financial Statements.

41

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Industrials—continued

Barnes Group, Inc.	170,890	3,006
Belden, Inc.	141,101	3,722
CIRCOR International, Inc.	78,560	2,483
EMCOR Group, Inc.*	97,820	2,405
EnPro Industries, Inc.*	80,420	2,516
Forward Air Corp.	98,610	2,564
Genesee & Wyoming, Inc., Cl A*	25,640	1,113
Hexcel Corp.*	158,760	2,824
HNI Corp.	86,225	2,480
Hub Group, Inc., Cl A*	86,820	2,540
II-VI, Inc.*	28,240	1,054
InnerWorkings, Inc.*	319,485	2,099
Kaydon Corp.	67,260	2,327
Knight Transportation, Inc.	108,800	2,103
Ladish Co., Inc.*	61,240	1,906
Mueller Water Products, Inc., Cl A	103,293	312
RSC Holdings, Inc.*	440,380	3,285
Tetra Tech, Inc.*	158,450	3,323
Triumph Group, Inc.	28,210	2,104
Universal Forest Products, Inc.	73,400	2,147

		62,179

Information Technology (28.6%)
Anixter International, Inc.*	70,590	3,811
ArcSight, Inc.*	81,980	3,571
Ariba, Inc.*	221,450	4,186
Aruba Networks, Inc.*	107,840	2,301
AsiaInfo Holdings, Inc.*	124,345	2,453
Atheros Communications*	52,740	1,390
Bottomline Technologies, Inc.	102,290	1,571
Cavium Networks, Inc.*	101,140	2,909
Concur Technologies, Inc.*	79,010	3,906
Constant Contact, Inc.*	121,220	2,598
Cymer, Inc.*	60,540	2,245
Informatica Corp.*	65,330	2,509
JDA Software Group, Inc.*	60,340	1,530
MICROS Systems, Inc.*	35,570	1,506
MKS Instruments, Inc.*	117,620	2,115
Netezza Corp.*	66,060	1,780
NETGEAR, Inc.*	133,790	3,614
Netlogic Microsystems, Inc.*	136,230	3,757
NetSuite, Inc.*	155,960	3,676
NIC, Inc.	158,300	1,312
Plantronics, Inc.	111,430	3,764
PMC-Sierra, Inc.*	281,900	2,075
Rackspace Hosting, Inc.*	140,755	3,657
RightNow Technologies, Inc.*	125,965	2,482
Riverbed Technology, Inc.*	44,400	2,024
Sapient Corp.	220,640	2,641
SAVVIS, Inc.*	124,810	2,631
Skyworks Solutions, Inc.*	121,180	2,506
SMART Modular Technologies (WWH), Inc.*	374,670	2,259
SuccessFactors, Inc.*	123,270	3,095
Taleo Corp., Cl A*	121,175	3,513
Tech Data Corp.*	58,780	2,369
TIBCO Software, Inc.*	243,280	4,316
TNS, Inc.*	140,510	2,382
Veeco Instruments, Inc.*	88,300	3,079
VistaPrint NV*	39,260	1,517
Volterra Semiconductor Corp.*	140,340	3,020

		100,070

Materials (4.2%)
Arch Chemicals, Inc.	58,460	2,052
Boise, Inc.*	327,760	2,127
Brush Engineered Materials, Inc.*	105,820	3,010
Clearwater Paper Corp.*	31,640	2,407
PolyOne Corp.*	253,780	3,068
Quaker Chemical Corp.	65,150	2,121

		14,785

Total Common Stocks		345,746

Money Market Fund (1.7%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	5,920,071	5,920

Total Money Market Fund		5,920

Total Investments (Cost $293,525)(c) — 100.3%		351,666
Liabilities in excess of other assets — (0.3)%		(1,089)

Net Assets — 100.0%		$350,577

*	Non-income producing security.

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

42

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.5%)
Consumer Discretionary (13.4%)
Aaron’s, Inc.	214,300	3,954
Arbitron, Inc.	125,200	3,502
bebe Stores, Inc.	264,784	1,909
Brunswick Corp.	438,200	6,669
Guess?, Inc.	573,554	23,304
Harte-Hanks, Inc.	175,450	2,048
Hillenbrand, Inc.	9,485	204
Jones Apparel Group, Inc.	480,100	9,429
NutriSystem, Inc.	236,400	4,548
PRIMEDIA, Inc.	393,914	1,497
Scholastic Corp.	392,550	10,921
Superior Industries International, Inc.	46,250	799
Tractor Supply Co.	275,050	10,908
Williams-Sonoma, Inc.	363,850	11,534
Wolverine World Wide, Inc.	494,650	14,350

		105,576

Consumer Staples (2.5%)
PriceSmart, Inc.	166,050	4,837
Spartan Stores, Inc.	266,500	3,864
WD-40 Co.	287,100	10,916

		19,617

Energy (2.3%)
Holly Corp.	194,800	5,601
Southern Union Co.	309,950	7,457
Tidewater, Inc.	112,200	5,028

		18,086

Financials (17.8%)
Advance America Cash Advance Centers, Inc.	829,650	3,343
Artio Global Investors, Inc.	406,505	6,220
Banco Latinoamericano de Exportaciones SA, Ser E	192,600	2,783
Bank of Hawaii Corp.	112,500	5,053
Cash America International, Inc.	678,850	23,760
CNinsure, Inc. SP ADR	174,800	4,085
Cullen/Frost Bankers, Inc.	213,150	11,482
Evercore Partners, Inc., Cl A	243,600	6,969
Hanover Insurance Group, Inc. (The)	319,300	15,007
HCC Insurance Holdings, Inc.	783,250	20,435
JMP Group, Inc.	522,400	3,187
National Retail Properties, Inc. REIT	338,300	8,495
Oppenheimer Holdings, Inc., Cl A	142,124	3,972
SWS Group, Inc.	379,042	2,718
Tower Group, Inc.	256,100	5,980
UMB Financial Corp.	255,300	9,066
Washington Real Estate Investment Trust	242,800	7,704

		140,259

Health Care (8.4%)
Cooper Cos., Inc. (The)	556,446	25,719
Ensign Group, Inc.	183,850	3,300
Omnicare, Inc.	451,600	10,784
STERIS Corp.	377,157	12,529
Techne Corp.	74,650	4,608
Teleflex, Inc.	158,400	8,994

		65,934

Industrials (31.0%)
A.O. Smith Corp.	598,300	34,636
Ameron International Corp.	73,250	4,978
Badger Meter, Inc.	167,400	6,776
Comfort Systems USA, Inc.	155,300	1,666
Cubic Corp.	105,650	4,311
Curtiss-Wright Corp.	168,000	5,090
Federal Signal Corp.	549,050	2,959
Gol Linhas Aereas Inteligentes SA SP ADR	447,600	7,036
Grupo Aeroportuario del Pacifico SA de CV SP ADR	447,126	15,399
Harsco Corp.	315,150	7,746
HEICO Corp., Cl A	75,725	2,580
Houston Wire & Cable Co.	324,450	3,254
IESI-BFC Ltd.	1,018,500	23,313
Interface, Inc., Cl A	2,074,671	29,523
John Beam Technologies Corp.	496,000	7,991
Lennox International, Inc.	221,150	9,220
Nordson Corp.	161,250	11,883
Ritchie Bros. Auctioneers, Inc.	155,594	3,232
Snap-on, Inc.	309,600	14,400
SPX Corp.	109,800	6,948
Tennant Co.	102,050	3,153
Titan International, Inc.	541,450	7,347
Towers Watson & Co., Cl A	291,550	14,338
Valmont Industries, Inc.	152,550	11,045
Viad Corp.	301,012	5,822

		244,646

Information Technology (8.8%)
Aixtron AG SP ADR	925,220	27,553
Black Box Corp.	223,600	7,169
Cohu, Inc.	266,303	3,353

See Notes to Financial Statements.

43

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

Comtech Telecommunications Corp.*	173,900	4,756
Intersil Corp., Cl A	1,549,040	18,108
Plantronics, Inc.	258,800	8,742

		69,681

Materials (8.7%)
Cabot Corp.	14,550	474
Cytec Industries, Inc.	136,650	7,704
Olin Corp.	704,350	14,200
Sensient Technologies Corp.	452,065	13,784
Steel Dynamics, Inc.	406,550	5,736
Valspar Corp. (The)	843,100	26,853

		68,751

Telecommunications Services (0.5%)
NTELOS Holdings Corp.	250,764	4,243

Utilities (4.1%)
Aqua America, Inc.	422,100	8,611
Avista Corp.	238,800	4,986
California Water Service Group	182,150	6,730
Ormat Technologies, Inc.	264,550	7,717
Unisource Energy Corp.	130,900	4,376

		32,420

Total Common Stocks		769,213

Money Market Fund (3.9%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(b)	31,089,921	31,090

Total Money Market Fund		31,090

Total Investments (Cost $713,975)(c) — 101.4%		800,303
Liabilities in excess of other assets — (1.4)%		(11,385)

Net Assets — 100.0%		$788,918

*	Non-income producing security.

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

REIT	— Real Estate Investment Trust

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

44

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (132.6%)
Common Stocks (130.0%)

Consumer Discretionary (13.0%)

Alaska Air Group, Inc.*	700	36
American Greetings Corp., Cl A	1,100	20
Big Lots, Inc.*(a)	1,000	33
Blyth, Inc.	1,200	50
Bob Evans Farms, Inc.(a)	800	22
California Pizza Kitchen, Inc.*	1,700	29
CEC Entertainment, Inc.*	100	3
Cheesecake Factory, Inc. (The)*	1,200	32
Coach, Inc.(a)	2,500	107
Comcast Corp., Cl A	1,600	29
Deckers Outdoor Corp.*	600	30
Dillard’s, Inc., Cl A	1,600	38
DIRECTV Group, Inc. (The), Cl A*(a)	2,100	87
Expedia, Inc.	700	20
Finish Line, Inc. (The), Cl A	2,300	32
Ford Motor Co.*(a)	2,400	29
GameStop Corp., Cl A*	1,600	32
Gannett Co., Inc.	1,500	18
Gap, Inc. (The)(a)	4,100	76
Home Depot, Inc. (The)	1,100	35
LaCrosse Footwear, Inc.(a)	600	8
Netflix, Inc.*	200	32
News Corp., Cl A	1,600	21
NutriSystem, Inc.	1,600	31
Papa John’s International, Inc.*	600	16
PetSmart, Inc.	500	18
Scholastic Corp.	1,400	39
Skechers U.S.A., Inc., Cl A*	1,700	40
Stage Stores, Inc.	1,200	16
Starbucks Corp.(a)	2,200	56
Starwood Hotels & Resorts Worldwide, Inc.	600	32
Tempur-Pedic International, Inc.*	1,200	37
Timberland Co. (The), Cl A*	2,800	56
Time Warner Cable, Inc., Cl A	800	43
Time Warner, Inc.(a)	3,600	110
TJX Cos., Inc. (The)	1,000	45
Washington Post Co. (The), Cl B(a)	400	160
Williams-Sonoma, Inc.(a)	1,000	32
Wynn Resorts Ltd.	900	78

		1,628

Consumer Staples (10.1%)
Archer-Daniels-Midland Co.	1,500	48
Boston Beer Co., Inc., Cl A (The)*	700	47
ConAgra Foods, Inc.	1,000	22
Dr Pepper Snapple Group, Inc.	1,600	57
Hansen Natural Corp.*	1,700	79
Herbalife Ltd.	600	36
Hershey Co. (The)	600	29
Hormel Foods Corp.	700	31
Kimberly-Clark Corp.(a)	300	19
Lorillard, Inc.(a)	900	72
Oil-Dri Corp.	1,500	32
PepsiCo, Inc.(a)	800	53
Philip Morris International, Inc.(a)	1,800	101
Procter & Gamble Co. (The)(a)	2,500	150
Safeway, Inc.(a)	3,100	66
Sara Lee Corp.	2,100	28
Tyson Foods, Inc.,Cl A(a)	5,300	85
Wal-Mart Stores, Inc.(a)	5,700	305

		1,260

Energy (11.1%)
Apache Corp.(a)	1,100	108
Chevron Corp.(a)	3,100	251
ConocoPhillips(a)	3,300	190
El Paso Corp.	1,400	17
Exxon Mobil Corp.(a)	5,308	328
Helmerich & Payne, Inc.	600	24
Hess Corp.	300	18
Marathon Oil Corp.(a)	600	20
Murphy Oil Corp.(a)	2,300	142
Occidental Petroleum Corp.(a)	2,000	157
Rowan Cos., Inc.*	1,200	36
Schlumberger Ltd.(a)	700	43
Whiting Petroleum Corp.*(a)	400	38
Williams Cos., Inc. (The)	1,100	21

		1,393

Financials (16.1%)
Alliance Financial Corp.	1,100	33
American Equity Investment Life Holding Co.(a)	5,800	59
American National Insurance Co.(a)	700	53
Ameriprise Financial, Inc.(a)	1,000	47
Assurant, Inc.	1,400	57
Bank of America Corp.(a)	6,000	79
BlackRock Kelso Capital Corp.(a)	5,100	59
BOK Financial Corp.	1,400	63
Capital One Financial Corp.	900	36
Citigroup, Inc.*(a)	12,200	48
CNA Financial Corp.*	1,100	31
CNA Surety Corp.*(a)	3,200	57
Comerica, Inc.	1,700	63
Encore Capital Group, Inc.*(a)	4,600	83
First Financial Corp.(a)	800	24
Franklin Resources, Inc.	300	32

See Notes to Financial Statements.

45

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Financials—continued

Genworth Financial, Inc., Cl A*	1,200	15
Global Indemnity PLC*	1,500	24
Goldman Sachs Group, Inc. (The)(a)	1,000	145
Heartland Financial USA, Inc.(a)	1,200	19
Jefferies Group, Inc.	1,900	43
JPMorgan Chase & Co.(a)	9,200	350
Marshall & Ilsley Corp.	5,000	35
MetLife, Inc.	2,300	88
Morgan Stanley	1,900	47
PennantPark Investment Corp.	1,700	18
PNC Financial Services Group, Inc.(a)	1,600	83
QC Holdings, Inc.(a)	3,900	15
Shore Bancshares, Inc.(a)	672	6
State Auto Financial Corp.(a)	2,500	38
State Street Corp.	900	34
Travelers Cos., Inc. (The)(a)	2,100	109
Wells Fargo & Co.(a)	3,900	98
Westwood Holdings Group, Inc.	700	24

		2,015

Health Care (19.8%)
Aetna, Inc.	1,100	35
Amgen, Inc.*(a)	2,500	138
Assisted Living Concepts, Inc., Cl A*	2,000	61
Bio-Rad Laboratories, Inc., Cl A*	600	54
Biogen Idec, Inc.*(a)	2,800	157
C.R. Bard, Inc.	400	33
Cardinal Health, Inc.	200	7
Celgene Corp.*(a)	500	29
Cephalon, Inc.*	900	56
Cubist Pharmaceuticals, Inc.*(a)	1,800	42
Eli Lilly & Co.(a)	5,000	183
Emergent Biosolutions, Inc.*(a)	4,700	81
Forest Laboratories, Inc.*	1,000	31
Hill-Rom Holdings, Inc.	500	18
Humana, Inc.*(a)	4,200	211
IDEXX Laboratories, Inc.*	500	31
Impax Laboratories, Inc.*(a)	3,800	75
Intuitive Surgical, Inc.*	100	28
Johnson & Johnson(a)	6,300	390
Kensey Nash Corp.*	1,400	40
Kindred Healthcare, Inc.*(a)	4,800	62
King Pharmaceuticals, Inc.*	6,000	60
Martek Biosciences Corp.*(a)	5,700	129
Maxygen, Inc.*(a)	7,700	45
Medtronic, Inc.(a)	2,800	94
Par Pharmaceutical Cos, Inc.*	1,100	32
Pfizer, Inc.(a)	4,386	75
Stryker Corp.(a)	2,000	100
UnitedHealth Group, Inc.(a)	2,100	74
Zimmer Holdings, Inc.*(a)	2,200	115

		2,486

Industrials (13.9%)
3M Co.(a)	1,300	113
Albany International Corp.	1,700	32
AZZ, Inc.	600	26
Brady Corp., Cl A(a)	300	9
Consolidated Graphics, Inc.*(a)	700	29
Corporate Executive Board Co. (The)	1,100	35
Courier Corp.	2,100	30
CSX Corp.	1,200	66
Cummins, Inc.	700	63
Deere & Co.	800	56
Dun & Bradstreet Corp. (The)	400	30
Dycom Industries, Inc.*	1,200	12
Emerson Electric Co.(a)	3,000	158
Exlservice Holdings, Inc.	1,900	37
Fastenal Co.	600	32
FedEx Corp.(a)	500	43
General Dynamics Corp.(a)	700	44
General Electric Co.(a)	5,200	84
Honeywell International, Inc.	500	22
ITT Corp.(a)	2,000	94
Kaydon Corp.	900	31
Layne Christensen Co.*	900	23
Lockheed Martin Corp.	500	36
McGrath RentCorp	1,200	29
Pinnacle Airlines Corp.*	5,700	31
R.R. Donnelley & Sons Co.	1,700	29
Raytheon Co.(a)	2,600	119
Regal-Beloit Corp.	600	35
Rockwell Automation, Inc.(a)	200	12
Rockwell Collins, Inc.	900	52
Ryder System, Inc.	1,800	77
Toro Co. (The)	1,600	90
Tyco Eletronics Ltd.	1,200	35
United Parcel Service, Inc., Cl B(a)	1,800	120
United Technologies Corp.(a)	200	14

		1,748

Information Technology (33.1%)
ACI Worldwide, Inc.*	1,600	36
Analog Devices, Inc.(a)	2,600	82
Apple, Inc.*(a)	700	199
ATMI, Inc.*	2,300	34
Autodesk, Inc.*(a)	7,900	253

See Notes to Financial Statements.

46

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

Avnet, Inc.*	1,100	30
BMC Software, Inc.*	600	24
Cabot Microelectronics Corp.*(a)	2,400	77
Cisco Systems, Inc.*(a)	7,800	171
Computer Sciences Corp.(a)	2,300	106
Compuware Corp.*(a)	11,400	97
Corning, Inc.(a)	3,600	66
CSG Systems International, Inc.*	1,500	27
EarthLink, Inc.	3,600	33
Electro Rent Corp.(a)	8,300	110
Fairchild Semiconductor International, Inc.*	2,400	22
InfoSpace, Inc.*	1,200	10
Intel Corp.(a)	17,300	333
International Business Machines Corp.(a)	1,900	255
Intuit, Inc.*	900	39
Isilon Systems, Inc.*	1,500	33
JDS Uniphase Corp.*	2,200	27
Lexmark International, Inc., Cl A*(a)	1,900	85
Manhattan Associates, Inc.*(a)	4,000	117
Micron Technology, Inc.*(a)	11,100	80
Microsoft Corp.(a)	20,500	502
Microtune, Inc.*	6,700	19
Novellus Systems, Inc.*	1,200	32
Oracle Corp.	700	19
PC Connection, Inc.*	2,700	18
PC Mall, Inc.	3,100	20
QLogic Corp.*(a)	900	16
Richardson Electronics Ltd.	3,400	36
SanDisk Corp.*	2,700	99
Seagate Technology PLC*	3,300	39
SRA International, Inc., Cl A*	1,400	28
TeleTech Holdings, Inc.*(a)	4,700	70
Tellabs, Inc.	15,300	114
Texas Instruments, Inc.(a)	9,200	250
Travelzoo, Inc.	2,200	57
ValueClick, Inc.*	2,600	34
Visa, Inc., Cl A	1,000	74
Vishay Intertechnology, Inc.*	8,300	80
Vishay Precision Group, Inc.*	21	—
Western Digital Corp.*(a)	5,400	153
Western Union Co.	1,700	30
Yahoo!, Inc.*(a)	7,900	112

		4,148

Materials (3.7%)
Domtar Corp.	400	26
E.I. du Pont de Nemours & Co.(a)	500	22
Eastman Chemical Co.	300	22
Freeport-McMoRan Copper & Gold, Inc.(a)	1,400	120
Minerals Technologies, Inc.	700	41
Newmont Mining Corp.(a)	1,300	82
OM Group, Inc.*	3,000	90
Rock-Tenn Co., Cl A	900	45
Universal Stainless & Alloy Products, Inc.*	400	10

		458

Telecommunication Services (5.9%)
AT&T, Inc.(a)	6,900	197
Qwest Communications International, Inc.	4,200	26
Telephone & Data Systems, Inc.(a)	6,700	220
United States Cellular Corp.*(a)	1,800	83
USA Mobility, Inc.(a)	13,200	212

		738

Utilities (3.3%)
DTE Energy Co.	500	23
Entergy Corp.	800	61
PG&E Corp.	400	18
Pinnacle West Capital Corp.(a)	1,700	70
Progress Energy, Inc.	2,100	93
Public Service Enterprise Group, Inc.	1,200	40
Questar Corp.	500	9
TECO Energy, Inc.	3,000	52
Xcel Energy, Inc.(a)	2,300	53

		419

Total Common Stocks		16,293

Money Market Fund (2.6%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)(c)	320,587	321

Total Money Market Funds		321

Total Investments — 132.6%
Total Long Positions (Cost $15,883)(d)		16,614

Liabilities in excess of other assets — (2.0)%		(245)
Short Positions (see summary below) — (30.6)%		(3,840)

Net Assets — 100.0%		$12,529

See Notes to Financial Statements.

47

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Short Positions ((30.6)%)
Common Stocks Sold Short ((30.6)%)
Consumer Discretionary ((3.1)%)
Aaron’s, Inc.	(4,400)	(81)
AOL, Inc.*	(1,400)	(35)
bebe Stores, Inc.	(2,900)	(21)
DreamWorks Animation SKG, Inc., Cl A*	(1,000)	(32)
K-Swiss, Inc., Cl A*	(2,800)	(36)
Liz Claiborne, Inc.*	(3,700)	(22)
M.D.C. Holdings, Inc.	(900)	(26)
MAKO Surgical Corp.	(2,500)	(24)
Phillips-Van Heusen Corp.	(600)	(36)
Princeton Review, Inc. (The)*	(5,200)	(11)
Ryland Group, Inc. (The)	(3,600)	(64)

		(388)

Consumer Staples ((0.2)%)
Central European Distribution Corp.*	(1,000)	(22)

Energy ((0.3)%)
Alpha Natural Resources, Inc.*	(700)	(29)
Carizzo Oil & Gas, Inc.*	(600)	(14)

		(43)

Financials ((1.4)%)
Arthur J. Gallagher & Co.	(1,400)	(37)
CoBiz Financial, Inc.	(3,900)	(22)
First Financial Holdings, Inc.	(2,100)	(23)
Legg Mason, Inc.	(1,100)	(33)
OneBeacon Insurance Group Ltd.	(2,000)	(29)
Willis Group Holdings PLC	(1,000)	(31)

		(175)

Health Care ((6.3)%)
Alere, Inc.*	(1,800)	(56)
Allos Therapeutics, Inc.*	(5,900)	(28)
Ardea Biosciences, Inc.*	(1,300)	(30)
BioScrip, Inc.*	(9,500)	(49)
Celldex Therapeutics, Inc.	(3,900)	(16)
Community Health Systems, Inc.*	(1,700)	(53)
Dendreon Corp.*	(1,000)	(41)
Dexcom, Inc.*	(2,500)	(33)
Healthcare Services Group, Inc.	(1,500)	(34)
HeartWare International, Inc.*	(1,000)	(69)
Human Genome Sciences, Inc.*	(1,100)	(33)
ImmunoGen, Inc.*	(3,100)	(20)
InterMune, Inc.*	(2,600)	(35)
MEDNAX, Inc.*	(600)	(32)
Metabolix, Inc.*	(1,700)	(21)
Myrexis, Inc.	(5,800)	(22)
Onyx Pharmaceuticals, Inc.*	(1,400)	(37)
Providence Service Corp.	(2,100)	(34)
Psychiatric Solutions, Inc.*	(100)	(3)
RehabCare Group, Inc.*	(1,200)	(24)
Rigel Pharmaceuticals, Inc.*	(2,700)	(23)
Vertex Pharmaceuticals, Inc.*	(3,000)	(104)

		(797)

Industrials ((3.4)%)
Arkansas Best Corp.	(3,000)	(73)
ATC Technology Corp.*	(1,400)	(35)
Cavco Industries, Inc.*	(600)	(21)
CoStar Group, Inc.*	(600)	(29)
CPI International, Inc.*	(2,300)	(32)
Flanders Corp.	(4,100)	(12)
FreightCar America, Inc.	(1,100)	(27)
Granite Construction, Inc.	(1,300)	(30)
Herman Miller, Inc.	(100)	(2)
Integrated Electrical Services, Inc.	(5,100)	(19)
Roadrunner Transportation Systems, Inc.*	(2,100)	(23)
Satcon Technology Corp.*	(8,700)	(33)
Terex Corp.*	(1,500)	(34)
Toll Brothers, Inc.*	(1,200)	(23)
Universal Display Corp.*	(1,400)	(33)

		(426)

Information Technology ((14.1)%)
Advent Software, Inc.*	(600)	(31)
Alliance Data Systems Corp.*	(1,500)	(98)
Atheros Communications, Inc.*	(1,300)	(34)
Bottomline Technologies, Inc.	(2,300)	(35)
Broadridge Financial Solutions, Inc.	(1,600)	(37)
Brocade Communication Systems, Inc.*	(4,700)	(27)
Calix, Inc.	(2,300)	(33)
Cavium Networks, Inc.*	(1,200)	(34)
Clearwire Corp., Cl A*	(12,100)	(98)
Cogent, Inc.*	(3,300)	(35)
Cray, Inc.*	(6,400)	(42)
DealerTrack Holdings, Inc.*	(561)	(10)
DemandTec, Inc.	(4,100)	(39)
eLoyalty Corp.	(4,100)	(29)
Equinix, Inc.*	(300)	(31)
Fiserv, Inc.*	(700)	(38)
Ixia*	(1,800)	(22)
L-1 Identity Solutions, Inc.*	(27,700)	(325)
MEMC Electronic Materials, Inc.*	(4,100)	(49)
Mentor Graphics Corp.*	(3,300)	(35)
MIPS Technologies, Inc.	(5,300)	(52)
Netezza Corp.*	(2,500)	(67)

See Notes to Financial Statements.

48

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

NetLogic Microsystems, Inc.*	(800)	(22)
Pegasystems, Inc.	(1,100)	(34)
Rambus, Inc.*	(3,200)	(67)
SAIC, Inc.*	(1,900)	(30)
Salesforce.com, Inc.*	(400)	(45)
Semtech Corp.*	(1,600)	(32)
Skyworks Solutions, Inc.*	(3,200)	(66)
Taleo Corp., Cl A*	(1,100)	(32)
Technitrol, Inc.	(19,200)	(85)
TiVo, Inc.*	(8,600)	(78)
Ultra Clean Holdings, Inc.	(3,300)	(28)
United Online, Inc.	(3,200)	(18)
ViaSat, Inc.*	(800)	(33)

		(1,771)

Materials ((0.6)%)
Intrepid Potash, Inc.*	(1,600)	(42)
USG Corp.*	(2,300)	(30)

		(72)

Telecommunication Services ((0.7)%)
AboveNet, Inc.*	(300)	(16)
Syniverse Holdings, Inc.*	(1,700)	(38)
TeleCommunication Systems, Inc., Cl A*	(3,500)	(14)
Windstream Corp.	(1,527)	(19)

		(87)

Utilities ((0.5)%)
Hawaiian Electric Industries, Inc.	(1,400)	(31)
Pennichuck Corp.	(1,200)	(28)

		(59)

Total Investment Securities Sold Short (Proceeds $3,628)		(3,840)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Affiliated investment.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(d)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

49

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Aggressive Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (91.4%)(a)
RidgeWorth Aggressive Growth Stock Fund*	72,235	972
RidgeWorth International Equity 130/30 Fund	190,000	1,286
RidgeWorth International Equity Index Fund	81,372	1,027
RidgeWorth Large Cap Core Equity Fund	345,506	4,329
RidgeWorth Large Cap Growth Stock Fund	228,382	2,179
RidgeWorth Large Cap Quantitative Equity Fund	173,345	1,794
RidgeWorth Large Cap Value Equity Fund	378,994	4,347
RidgeWorth Mid-Cap Core Equity Fund	101,086	1,028
RidgeWorth Mid-Cap Value Equity Fund	94,980	1,045
RidgeWorth Real Estate 130/30 Fund	114,895	903
RidgeWorth Select Large Cap Growth Stock Fund*	79,129	2,175
RidgeWorth Small Cap Growth Stock Fund*	59,388	781
RidgeWorth Small Cap Value Equity Fund	63,768	787
RidgeWorth U.S. Equity 130/30 Fund	147,235	1,275

Total Equity Funds		23,928

Exchange Traded Funds (6.5%)
iShares MSCI Emerging Markets Index Fund	14,452	647
iShares S&P 500 Index Fund	450	51
Market Vectors Gold Miners Fund	17,964	1,005

Total Exchange Traded Funds		1,703

Money Market Fund (2.0%)(a)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)	519,877	520

Total Money Market Fund		520

Total Investments (Cost $24,351)(c) — 99.9%		26,151
Other assets in excess of liabilities — 0.1%		33

Net Assets — 100.0%		$26,184

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

50

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Conservative Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (27.6%)(a)
RidgeWorth Aggressive Growth Stock Fund*	17,277	232
RidgeWorth International Equity 130/30 Fund	45,417	307
RidgeWorth International Equity Index Fund	19,447	245
RidgeWorth Large Cap Core Equity Fund	77,771	974
RidgeWorth Large Cap Growth Stock Fund	54,577	521
RidgeWorth Large Cap Quantitative Equity Fund	41,422	429
RidgeWorth Large Cap Value Equity Fund	90,458	1,037
RidgeWorth Mid-Cap Core Equity Fund	24,166	246
RidgeWorth Mid-Cap Value Equity Fund	22,694	250
RidgeWorth Real Estate
130/30 Fund	27,390	215
RidgeWorth Select Large Cap Growth Stock Fund*	18,910	520
RidgeWorth Small Cap Growth Stock Fund*	14,193	187
RidgeWorth Small Cap Value Equity Fund	15,236	188
RidgeWorth U.S. Equity 130/30 Fund	35,183	305

Total Equity Funds		5,656

Fixed Income Funds (65.7%)(a)
RidgeWorth Corporate Bond Fund	81,981	835
RidgeWorth High Income Fund	101,936	697
RidgeWorth Intermediate Bond Fund	400,881	4,382
RidgeWorth Seix Floating Rate High Income Fund	70,856	624
RidgeWorth Seix High Yield Fund	100,364	972
RidgeWorth Total Return Bond Fund	462,693	5,113
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	81,850	826

Total Fixed Income Funds		13,449

Exchange Traded Funds (4.2%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,724	406
iShares MSCI Emerging Markets Index Fund	3,455	155
iShares S&P 500 Index Fund	106	12
Market Vectors Gold Miners Fund	5,366	300

Total Exchange Traded Funds		873

Money Market Fund (2.1%)(a)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)	419,590	420

Total Money Market Fund		420

Total Investments (Cost $18,829)(c) — 99.6%		20,398
Other assets in excess of liabilities — 0.4%		77

Net Assets — 100.0%		$20,475

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

51

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (65.4%)(a)
RidgeWorth Aggressive Growth Stock Fund*	129,541	1,742
RidgeWorth International Equity 130/30 Fund	344,128	2,330
RidgeWorth International Equity Index Fund	145,757	1,840
RidgeWorth Large Cap Core Equity Fund	629,386	7,886
RidgeWorth Large Cap Growth Stock Fund	411,665	3,927
RidgeWorth Large Cap Quantitative Equity Fund	313,653	3,246
RidgeWorth Large Cap Value Equity Fund	689,977	7,914
RidgeWorth Mid-Cap Core Equity Fund	182,509	1,856
RidgeWorth Mid-Cap Value Equity Fund	170,529	1,876
RidgeWorth Real Estate 130/30 Fund	208,557	1,639
RidgeWorth Select Large Cap Growth Stock Fund*	142,632	3,921
RidgeWorth Small Cap Growth Stock Fund*	105,354	1,386
RidgeWorth Small Cap Value Equity Fund	113,519	1,401
RidgeWorth U.S. Equity 130/30 Fund	267,459	2,316

Total Equity Funds		43,280

Fixed Income Funds (27.0%)(a)
RidgeWorth Corporate Bond Fund	110,049	1,121
RidgeWorth High Income Fund	136,504	934
RidgeWorth Intermediate Bond Fund	338,754	3,702
RidgeWorth Seix Floating Rate High Income Fund	94,551	832
RidgeWorth Seix High Yield Fund	134,017	1,299
RidgeWorth Total Return Bond Fund	803,696	8,881
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	110,905	1,119

Total Fixed Income Funds		17,888

Exchange Traded Funds (5.7%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,974	652
iShares MSCI Emerging Markets Index Fund	26,207	1,173
iShares S&P 500 Index Fund	821	94
Market Vectors Gold Miners Fund	32,846	1,837

Total Exchange Traded Funds		3,756

Money Market Fund (1.8%)(a)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)	1,223,989	1,224

Total Money Market Fund		1,224

Total Investments (Cost $59,804)(c) — 99.9%		66,148
Other assets in excess of liabilities — 0.1%		51

Net Assets — 100.0%		$66,199

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

52

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Moderate Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (47.3%)(a)
RidgeWorth Aggressive Growth Stock Fund*	212,367	2,856
RidgeWorth International Equity 130/30 Fund	557,996	3,778
RidgeWorth International Equity Index Fund	238,991	3,016
RidgeWorth Large Cap Core Equity Fund	1,014,645	12,714
RidgeWorth Large Cap Growth Stock Fund	670,735	6,399
RidgeWorth Large Cap Quantitative Equity Fund	509,081	5,269
RidgeWorth Large Cap Value Equity Fund	1,112,974	12,766
RidgeWorth Mid-Cap Core Equity Fund	296,869	3,019
RidgeWorth Mid-Cap Value Equity Fund	278,932	3,068
RidgeWorth Real Estate 130/30 Fund	337,434	2,652
RidgeWorth Select Large Cap Growth Stock Fund*	232,393	6,388
RidgeWorth Small Cap Growth Stock Fund*	174,423	2,294
RidgeWorth Small Cap Value Equity Fund	187,286	2,311
RidgeWorth U.S. Equity 130/30 Fund	432,415	3,745

Total Equity Funds		70,275

Fixed Income Funds (45.8%)(a)
RidgeWorth Corporate Bond Fund	416,586	4,245
RidgeWorth High Income Fund	520,625	3,561
RidgeWorth Intermediate Bond Fund	1,290,361	14,104
RidgeWorth Seix Floating Rate High Income Fund	362,251	3,188
RidgeWorth Seix High Yield Fund	513,221	4,973
RidgeWorth Total Return Bond Fund	3,061,177	33,826
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	419,837	4,236

Total Fixed Income Funds		68,133

Exchange Traded Funds (5.0%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	22,618	2,466
iShares MSCI Emerging Markets Index Fund	42,442	1,900
iShares S&P 500 Index Fund	1,296	148
Market Vectors Gold Miners Fund	52,759	2,951

Total Exchange Traded Funds		7,465

Money Market Fund (2.0%)(a)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)	2,966,732	2,967

Total Money Market Fund		2,967

Total Investments (Cost $135,921)(c) — 100.1%		148,840
Liabilities in excess of other assets — (0.1)%		(175)

Net Assets — 100.0%		$148,665

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

53

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

	Aggressive	Emerging	International		International
	Growth Stock	Growth Stock	Equity 130/30	International	Equity Index
	Fund	Fund	Fund	Equity Fund	Fund

Assets:
Total Investments, at Cost	$64,614	$10,071	$152,242	$222,542	$581,644

Investments, at Value*	$107,577	$15,493	$159,914	$269,090	$804,889
Investments in Affiliates, at Value and Cost	966	205	—	—	34

Total Investments	108,543	15,698	159,914	269,090	804,923

Cash	—	26	—	3,525	10
Dividends Receivable	6	—	462	1,031	1,879
Foreign Currency, at Value (Cost $—, $—, $3,089, $4,274 and $652, respectively)	—	—	3,193	4,384	656
Receivable for Capital Shares Issued	827	22	11	7	562
Receivable for Investment Securities Sold	488	1,189	16,638	487	181
Reclaims Receivable	—	—	177	179	268
Prepaid Expenses	13	12	8	11	30

Total Assets	109,877	16,947	180,403	278,714	808,509

Liabilities:
Payable for Cash Overdraft	—	—	2,343	—	—
Payable for Investment Securities Purchased	1,334	1,376	18,039	1,650	181
Payable for Investment Securities Sold Short, at Value (Proceeds $—, $—, $34,368, $— and $—, respectively)	—	—	36,425	—	—
Dividends Payable for Securities Sold Short	—	—	43	—	—
Payable for Capital Shares Redeemed	36	12	86	775	1,118
Payable Upon Return of Securities Loaned	—	—	—	—	34
Investment Advisory Fees Payable	95	12	123	252	318
Administration, Fund Accounting and Transfer Agency Fees Payable	4	1	9	17	62
Compliance Services Fees Payable	2	—	2	4	11
Shareholder Servicing Fees Payable	—	—	—	—	7
Distribution and Service Fees Payable	1	—	—	2	1
Custodian Fees Payable	4	3	26	63	191
Trustee Fees Payable	1	—	1	2	6
Accrued Expenses	8	2	9	20	52

Total Liabilities	1,485	1,406	57,106	2,785	1,981

Total Net Assets	$108,392	$15,541	$123,297	$275,929	$806,528

Net Assets Consist of:
Capital	$112,136	$33,911	$148,028	$554,467	$701,494
Accumulated Net Investment Income (Loss)	(441)	(95)	1,609	6,802	13,123
Accumulated Net Realized Loss from Investment Transactions and Foreign Currency Contracts	(47,232)	(23,902)	(32,085)	(332,016)	(131,412)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Contracts	43,929	5,627	5,745	46,676	223,323

Net Assets	$108,392	$15,541	$123,297	$275,929	$806,528

Net Assets:
I Shares	$105,748	$14,463	$123,294	$268,696	$801,268
A Shares	$2,644	$1,078	$3	$7,233	$5,260
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	7,861	1,156	18,213	25,074	63,512
A Shares	201	88	—	683	421
Net Asset Value, Offering and Redemption Price Per Share:(a)
I Shares	$13.45	$12.51	$6.77	$10.72	$12.62
A Shares	$13.18	$12.23	$6.78	$10.58	$12.49
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$13.45	$12.51	$6.77	$10.72	$12.62
A Shares	$13.98	$12.98	$7.19	$11.23	$13.25
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $—; $—; $—; $— and $17,000, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

54

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

	Large Cap	Large Cap	Large Cap	Large Cap	Mid-Cap
	Core Equity	Growth Stock	Quantitative	Value Equity	Core Equity
	Fund	Fund	Equity Fund	Fund	Fund

Assets:
Total Investments, at Cost	$374,246	$325,092	$17,017	$1,131,256	$73,117

Investments, at Value	$414,994	$441,822	$17,370	$1,214,612	$83,786
Investments in Affiliates, at Value and Cost	17,971	—	69	42,584	4,165

Total Investments	432,965	441,822	17,439	1,257,196	87,951

Cash	—	4,233	—	—	—
Dividends Receivable	533	338	18	1,987	101
Receivable for Capital Shares Issued	3	12	—	907	3
Receivable for Investment Securities Sold	11,500	—	93	1,266	885
Prepaid Expenses	26	28	12	40	16

Total Assets	445,027	446,433	17,562	1,261,396	88,956

Liabilities:
Payable for Investment Securities Purchased	7,179	—	159	25,593	207
Payable for Capital Shares Redeemed	44	42	—	1,662	5
Investment Advisory Fees Payable	309	346	10	773	72
Administration, Fund Accounting and Transfer Agency Fees Payable	14	14	2	30	5
Compliance Services Fees Payable	3	2	—	7	1
Distribution and Service Fees Payable	22	23	—	22	4
Custodian Fees Payable	2	2	4	3	2
Trustee Fees Payable	2	1	—	4	—
Accrued Expenses	18	13	6	30	8

Total Liabilities	7,593	443	181	28,124	304

Total Net Assets	$437,434	$445,990	$17,381	$1,233,272	$88,652

Net Assets Consist of:
Capital	$623,371	$379,934	$50,236	$1,321,233	$91,045
Accumulated Net Investment Income (Loss)	190	(31)	27	298	62
Accumulated Net Realized Loss from Investment Transactions	(244,846)	(50,643)	(33,304)	(214,199)	(17,289)
Net Unrealized Appreciation (Depreciation) on Investments	58,719	116,730	422	125,940	14,834

Net Assets	$437,434	$445,990	$17,381	$1,233,272	$88,652

Net Assets:
I Shares	$396,706	$388,934	$16,854	$1,182,410	$80,085
A Shares	$18,796	$41,134	$527	$34,168	$4,751
C Shares	$21,932	$15,922	$—	$16,694	$3,816
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	31,667	40,775	1,628	103,060	7,873
A Shares	1,485	4,649	51	2,992	495
C Shares	1,786	2,025	—	1,484	449
Net Asset Value, Offering and Redemption Price Per Share:(a)
I Shares	$12.53	$9.54	$10.35	$11.47	$10.17
A Shares	$12.66	$8.85	$10.25	$11.42	$9.60
C Shares(b)	$12.28	$7.86	$—	$11.25	$8.50
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$12.53	$9.54	$10.35	$11.47	$10.17
A Shares	$13.43	$9.39	$10.88	$12.12	$10.19
C Shares	$12.28	$7.86	$—	$11.25	$8.50
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

55

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

			Select
	Mid-Cap		Large Cap	Small Cap	Small Cap
	Value Equity	Real Estate	Growth Stock	Growth Stock	Value Equity
	Fund	130/30 Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$1,121,384	$14,609	$75,917	$293,525	$713,975

Investments, at Value	$1,124,180	$16,026	$92,292	$345,746	$769,213
Investments in Affiliates, at Value and Cost	49,607	979	3,702	5,920	31,090

Total Investments	1,173,787	17,005	95,994	351,666	800,303

Dividends Receivable	1,249	52	105	68	969
Receivable for Capital Shares Issued	10,776	4	1	—	2,641
Receivable for Investment Securities Sold	33,890	461	—	6,830	8,623
Prepaid Expenses	75	6	14	25	35

Total Assets	1,219,777	17,528	96,114	358,589	812,571

Liabilities:
Payable for Cash Overdraft	—	424	—	—	—
Payable for Investment Securities Purchased	22,707	933	—	7,643	20,468
Payable for Investment Securities Sold Short, at Value (Proceeds $—, $1,348, $—, $— and $—, respectively)	—	1,358	—	—	—
Dividends Payable for Securities Sold Short	—	8	—	—	—
Payable for Capital Shares Redeemed	692	—	28	12	2,435
Investment Advisory Fees Payable	888	14	66	318	690
Administration, Fund Accounting and Transfer Agency Fees Payable	24	2	5	11	18
Compliance Services Fees Payable	—	—	1	2	2
Distribution and Service Fees Payable	29	—	14	9	25
Custodian Fees Payable	—	4	3	4	2
Trustee Fees Payable	—	—	1	1	1
Accrued Expenses	1	2	9	12	12

Total Liabilities	24,341	2,745	127	8,012	23,653

Total Net Assets	$1,195,436	$14,783	$95,987	$350,577	$788,918

Net Assets Consist of:
Capital	$1,087,309	$12,615	$93,803	$377,256	$731,513
Accumulated Net Investment Income (Loss)	14	78	—	(1,656)	302
Accumulated Net Realized Gain (Loss) from Investment Transactions	55,710	(296)	(17,893)	(83,164)	(29,225)
Net Unrealized Appreciation (Depreciation) on Investments	52,403	2,386	20,077	58,141	86,328

Net Assets	$1,195,436	$14,783	$95,987	$350,577	$788,918

Net Assets:
I Shares	$1,091,018	$14,440	$78,135	$331,899	$731,210
A Shares	$93,377	$343	$590	$10,664	$36,307
C Shares	$11,041	$—	$17,262	$8,014	$21,401
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	99,205	1,838	2,842	25,236	59,256
A Shares	8,543	44	22	859	2,985
C Shares	1,020	—	698	743	1,829
Net Asset Value, Offering and Redemption Price Per Share:(a)
I Shares	$11.00	$7.86	$27.49	$13.15	$12.34
A Shares	$10.93	$7.84	$27.13	$12.42	$12.16
C Shares(b)	$10.83	$—	$24.71	$10.79	$11.70
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$11.00	$7.86	$27.49	$13.15	$12.34
A Shares	$11.60	$8.32	$28.79	$13.18	$12.90
C Shares	$10.83	$—	$24.71	$10.79	$11.70
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

56

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

		Aggressive
		Growth	Conservative	Growth	Moderate
	U.S. Equity	Allocation	Allocation	Allocation	Allocation
	130/30 Fund	Strategy	Strategy	Strategy	Strategy

Assets:
Total Investments, at Cost	$15,883	$24,351	$18,829	$59,804	$135,921

Investments, at Value*	$16,293	$1,703	$873	$3,756	$7,465
Investments in Affiliates, at Value and Cost	321	24,448	19,525	62,392	141,375

Total Investments	16,614	26,151	20,398	66,148	148,840

Dividends Receivable	13	—	33	45	171
Receivable for Capital Shares Issued	—	8	80	14	83
Receivable for Investment Securities Sold	403	—	—	—	—
Receivable from Adviser	—	3	3	—	—
Prepaid Expenses	6	30	29	30	22

Total Assets	17,036	26,192	20,543	66,237	149,116

Liabilities:
Payable for Cash Overdraft	193	—	—	—	—
Payable for Investment Securities Purchased	458	—	—	—	—
Payable for Investment Securities Sold Short, at Value (Proceeds $3,628, $—, $—, $— and $—, respectively)	3,840	—	—	—	—
Dividends Payable for Securities Sold Short	2	—	—	—	—
Payable for Capital Shares Redeemed	—	1	59	17	406
Investment Advisory Fees Payable	8	—	—	2	7
Administration, Fund Accounting and Transfer Agency Fees Payable	3	1	1	3	6
Compliance Services Fees Payable	—	—	—	1	1
Distribution and Service Fees Payable	—	2	6	5	16
Custodian Fees Payable	3	1	—	1	1
Trustee Fees Payable	—	—	—	1	1
Accrued Expenses	—	3	2	8	13

Total Liabilities	4,507	8	68	38	451

Total Net Assets	$12,529	$26,184	$20,475	$66,199	$148,665

Net Assets Consist of:
Capital	$12,235	$26,822	$19,363	$65,515	$143,955
Accumulated Net Investment Income (Loss)	(19)	9	15	48	41
Accumulated Net Realized Loss from Investment Transactions	(205)	(2,447)	(472)	(5,708)	(8,250)
Net Unrealized Appreciation (Depreciation) on Investments	518	1,800	1,569	6,344	12,919

Net Assets	$12,529	$26,184	$20,475	$66,199	$148,665

Net Assets:
I Shares	$12,529	$20,630	$7,928	$52,590	$120,167
A Shares	$—	$4,267	$6,636	$10,623	$13,575
C Shares	$—	$1,287	$5,911	$2,986	$14,923
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	1,447	2,798	675	5,519	12,124
A Shares	—	583	565	1,118	1,372
C Shares	—	178	507	318	1,517
Net Asset Value, Offering and Redemption Price Per Share:(a)
I Shares	$8.66	$7.37	$11.74	$9.53	$9.91
A Shares	—	$7.32	$11.74	$9.50	$9.89
C Shares(b)	—	$7.22	$11.67	$9.39	$9.84
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$8.66	$7.37	$11.74	$9.53	$9.91
A Shares	—	$7.77	$12.33	$10.08	$10.49
C Shares	—	$7.22	$11.67	$9.39	$9.84
Maximum Sales Charge — A Shares	5.75%	5.75%	4.75%	5.75%	5.75%

*	Investments include securities on loan of $0; $0; $0; $0 and $0, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

57

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

	Aggressive	Emerging	International		International
	Growth Stock	Growth Stock	Equity 130/30	International	Equity Index
	Fund	Fund	Fund	Equity Fund	Fund

Investment Income:
Dividend Income	$187	$5	$3,721	$5,276	$17,857
Net Income from Securities Lending	2	5	—	157	895
Less: Foreign Taxes Withheld	—	—	(274)	(479)	(1,998)

Total Investment Income	189	10	3,447	4,954	16,754

Expenses:
Investment Advisory Fees	575	93	725	1,473	1,910
Administration, Fund Accounting and Transfer Agency Fees	16	4	28	54	192
Compliance Services Fees	2	1	2	5	15
Distribution and Service Fees — A Shares	3	1	—	11	8
Shareholder Servicing Fees — I Shares	—	—	—	—	19
Dividend Expense on Securities Sold Short	—	—	518	—	—
Custodian Fees	5	7	35	81	267
Printing Fees	3	1	3	7	22
Registration Fees	18	18	15	18	22
Trustee Fees	2	—	2	4	11
Other Fees	10	4	9	17	44

Total Expenses	634	129	1,337	1,670	2,510
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(24)	—	—	—

Net Expenses	634	105	1,337	1,670	2,510

Net Investment Income (Loss)	(445)	(95)	2,110	3,284	14,244

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investments and Foreign Currency Transactions	3,921	3,328	(3,627)	6,886	(437)
Securities Sold Short	—	—	(1,135)	—	—
Forward Foreign Currency Contracts	—	—	17	(38)	300
Net Change in Unrealized Appreciation/Depreciation on:
Investments and Foreign Currency Translations	894	(1,562)	3,665	(10,460)	(21,134)
Securities Sold Short	—	—	(613)	—	—
Forward Foreign Currency Contracts	—	—	1	1	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	4,815	1,766	(1,692)	(3,611)	(21,271)

Change in Net Assets from Operations	$4,370	$1,671	$418	$(327)	$(7,027)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

58

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

	Large Cap	Large Cap	Large Cap	Large Cap	Mid-Cap
	Core Equity	Growth Stock	Quantitative	Value Equity	Core Equity
	Fund	Fund	Equity Fund	Fund	Fund

Investment Income:
Dividend Income	$4,370	$2,418	$179	$13,851	$633
Dividend Income from Affiliated Investment Companies	4	1	—	19	1
Net Income from Securities Lending	—	2	—	1	2
Less: Foreign Taxes Withheld	(9)	—	—	—	—

Total Investment Income	4,365	2,421	179	13,871	636

Expenses:
Investment Advisory Fees	1,891	2,170	84	4,746	445
Administration, Fund Accounting and Transfer Agency Fees	74	81	5	178	21
Compliance Services Fees	9	10	1	25	3
Distribution and Service Fees — A Shares	25	62	1	49	7
Distribution and Service Fees — C Shares	118	80	—	89	20
Custodian Fees	8	12	6	15	10
Printing Fees	14	15	1	36	5
Registration Fees	24	23	17	23	21
Trustee Fees	7	7	—	19	2
Other Fees	40	46	3	66	15

Total Expenses	2,210	2,506	118	5,246	549
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(92)	(21)	—	(8)

Net Expenses	2,210	2,414	97	5,246	541

Net Investment Income	2,155	7	82	8,625	95

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments and Foreign Currency Transactions	26,818	10,223	952	85,796	5,125
Net Change in Unrealized Appreciation/Depreciation on:
Investments and Foreign Currency Translations	(43,425)	(15,129)	(1,373)	(112,434)	(3,128)

Net Realized and Unrealized Gain (Loss) on Investments	(16,607)	(4,906)	(421)	(26,638)	1,997

Change in Net Assets from Operations	$(14,452)	$(4,899)	$(339)	$(18,013)	$2,092

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

59

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

			Select
	Mid-Cap		Large Cap	Small Cap	Small Cap
	Value Equity	Real Estate	Growth Stock	Growth Stock	Value Equity
	Fund	130/30 Fund	Fund	Fund	Fund

Investment Income:
Dividend Income	$8,535	$423	$611	$539	$7,483
Dividend Income from Affiliated Investment
Companies	15	—	1	3	7
Net Income from Securities Lending	10	—	—	51	237
Less: Foreign Taxes Withheld	(18)	—	—	—	(37)

Total Investment Income	8,542	423	612	593	7,690

Expenses:
Investment Advisory Fees	4,735	85	452	2,049	3,891
Administration, Fund Accounting and Transfer Agency Fees	151	5	23	63	108
Compliance Services Fees	16	—	3	6	14
Distribution and Service Fees — A Shares	91	—	1	16	38
Distribution and Service Fees — C Shares	40	—	87	41	94
Dividend Expense on Securities Sold Short	—	41	—	—	—
Custodian Fees	15	5	8	15	19
Printing Fees	25	1	4	9	24
Registration Fees	31	15	21	21	25
Trustee Fees	12	—	2	5	10
Other Fees	47	2	17	23	46

Total Expenses	5,163	154	618	2,248	4,269
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(14)	(6)	—	—

Net Expenses	5,163	140	612	2,248	4,269

Net Investment Income (Loss)	3,379	283	—	(1,655)	3,421

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments Transactions	49,415	682	7,239	34,548	34,681
Securities Sold Short	—	19	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(57,868)	120	(10,167)	(39,104)	2,392
Securities Sold Short	—	(15)	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	(8,453)	806	(2,928)	(4,556)	37,073

Change in Net Assets from Operations	$(5,074)	$1,089	$(2,928)	$(6,211)	$40,494

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

60

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

		Aggressive
		Growth	Conservative	Growth	Moderate
	U.S. Equity	Allocation	Allocation	Allocation	Allocation
	130/30 Fund	Strategy	Strategy	Strategy	Strategy

Investment Income:
Dividend Income	$133	$2	$8	$13	$48
Dividend Income from Affiliated Investment Companies	—	84	218	463	1,432

Total Investment Income	133	86	226	476	1,480

Expenses:
Investment Advisory Fees	67	13	9	34	75
Administration, Fund Accounting and Transfer Agency Fees	8	5	4	12	27
Compliance Services Fees	—	1	—	2	3
Distribution and Service Fees — A Shares	—	5	7	10	16
Distribution and Service Fees — B Shares	—	5	5	19	12
Distribution and Service Fees — C Shares	—	7	26	15	76
Dividend Expense on Securities Sold Short	40	—	—	—	—
Custodian Fees	5	3	2	3	3
Printing Fees	—	2	1	5	9
Registration Fees	15	32	31	31	31
Trustee Fees	—	—	—	1	2
Other Fees	2	4	5	6	20

Total Expenses	137	77	90	138	274
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(18)	(34)	(35)	(27)	(21)

Net Expenses	119	43	55	111	253

Net Investment Income	14	43	171	365	1,227

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments Transactions*	92	(301)	35	(272)	(282)
Securities Sold Short	95	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(281)	(39)	389	328	1,601
Securities Sold Short	(31)	—	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	(125)	(340)	424	56	1,319

Change in Net Assets from Operations	$(111)	$(297)	$595	$421	$2,546

*	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

61

STATEMENTS OF CASH FLOWS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

	International
	Equity 130/30	Real Estate	U.S. Equity
	Fund	130/30 Fund	130/30 Fund

Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Resulting from Operations	$418	$1,089	$(111)
Adjustments to Reconcile Net Increase in Net Assets resulting from Operations to Net Cash Used in Operating Activities:
Purchases of Investment Securities	(465,995)	(27,379)	(17,920)
Proceeds from Investment Securities Sold	469,495	26,301	19,730
Purchases to Cover Securities Sold Short	(168,633)	(4,284)	(6,450)
Proceeds from Securities Sold Short	167,577	5,477	7,233
Net Realized (Gain)/Loss from Investments and Foreign Currency Transactions	4,744	(701)	(187)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	2,672	(105)	312
Change in Assets and Liabilities:
Decrease (Increase) in Assets:
Foreign Currency	(9,578)	—	—
Interest and Dividends Receivable	(83)	78	2
Reclaims Receivable	(54)	—	—
Receivable for Investment Securities Sold	1,288	676	184
Receivable for Capital Shares Issued	34	23	—
Prepaid Expenses	3	4	4
(Decrease) Increase in Liabilities:
Payable for Foreign Currency	(514)	—	—
Payable for Investment Securities Purchased	(1)	(1,663)	(2,867)
Unrealized Depreciation on Forward Foreign Currency Contracts	(4,688)	—	—
Dividends Payable for Securities Sold Short	(17)	8	2
Payable for Capital Shares Redeemed	52	—	(286)
Investment Advisory Fees Payable	7	7	4
Administration, Fund Accounting and Transfer Agent Fees Payable	(1)	2	1
Compliance Service Fees Payable	(2)	—	—
Custodian Fees Payable	(11)	—	(1)
Accrued Expenses	(4)	—	(2)

Net Cash Used in Operating Activities	(3,291)	(467)	(352)

Cash Flows from Financing Activities:
Proceeds from Shares Issued	7,166	3,297	310
Cost of Shares Redeemed	(7,951)	(3,177)	(151)
Dividends and Distributions to Shareholders	—	(77)	—
Payable for Fund Overdraft	2,343	424	193

Net Cash Provided by Financing Activities	1,558	467	352

Net Increase in Cash	(1,733)	—	—
Cash at beginning of period	1,733	—	—

Cash at end of period	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

Non-cash financing activities not included herein consists of reinvestments of dividends of $-, $163 and $19 for International 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, respectively.

See Notes to Financial Statements.

62

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth		Emerging Growth		International
	Stock Fund		Stock Fund		Equity 130/30 Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/0-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$(445)	$(889)	$(95)	$(466)	$2,110	$1,278
Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	3,921	(7,773)	3,328	5,757	(4,745)	29,755
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency, Securities Sold Short and Foreign Currencies	894	71,662	(1,562)	30,637	3,053	16,387

Change in Net Assets from Operations	4,370	63,000	1,671	35,928	418	47,420

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	—	—	(1,935)
Net Realized Gains:

Total Dividends and Distributions	—	—	—	—	—	(1,935)

Change in Net Assets from Capital Transactions	(7,234)	(105,464)	(6,486)	(81,768)	(785)	8,644

Change in Net Assets	(2,864)	(42,464)	(4,815)	(45,840)	(367)	54,129

Net Assets:
Beginning of Period	111,256	153,720	20,356	66,196	123,664	69,535

End of Period	$108,392	$111,256	$15,541	$20,356	$123,297	$123,664

Accumulated Net Investment Income (Loss), End of Period	$(441)	$4	$(95)	$—	$1,609	$(501)

See Notes to Financial Statements.

63

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth		Emerging Growth		International
	Stock Fund		Stock Fund		Equity 130/30 Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$10,095	$28,850	$2,796	$22,172	$7,166	$49,292
Dividends Reinvested	—	—	—	—	—	224
Cost of Shares Redeemed	(17,368)	(134,052)	(9,730)	(104,172)	(7,951)	(40,857)

Change in Net Assets from I Shares	$(7,273)	$(105,202)	$(6,934)	$(82,000)	$(785)	$8,659

A Shares:
Proceeds from Shares Issued	$312	$1,774	$465	$406	$—	$2
Cost of Shares Redeemed	(273)	(329)	(17)	(117)	—	(15)

Change in Net Assets from A Shares	$39	$1,445	$448	$289	$—	$(13)

C Shares:
Proceeds from Shares Issued	$—	$4	$—	$1	$—	$—
Cost of Shares Redeemed	—	(1,711)	—	(58)	—	(2)

Change in Net Assets from C Shares	$—	$(1,707)	$—	$(57)	$—	$(2)

Change in Net Assets from Capital Transactions	$(7,234)	$(105,464)	$(6,486)	$(81,768)	$(785)	$8,644

Share Transactions:
I Shares:
Issued	805	2,644	251	2,445	1,154	8,016
Reinvested	—	—	—	—	—	35
Redeemed	(1,402)	(13,847)	(858)	(10,955)	(1,270)	(6,774)

Change in I Shares	(597)	(11,203)	(607)	(8,510)	(116)	1,277

A Shares:
Issued	24	172	38	40	—	—
Redeemed	(22)	(28)	(2)	(12)	—	(2)

Change in A Shares	2	144	36	28	—	(2)

C Shares:
Redeemed	—	(174)	—	(7)	—	—

Change in C Shares	—	(174)	—	(7)	—	—

Change in Shares	(595)	(11,233)	(570)	(8,489)	(116)	1,275

(a)	Commencement of operations was 07/02/08 and 08/21/08, for A Shares and C Shares, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

64

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			International Equity
	International Equity Fund		Index Fund		Large Cap Core Equity Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$3,284	$2,925	$14,244	$23,025	$2,155	$4,554
Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	6,848	6,952	(137)	(26,767)	26,818	28,078
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency and Foreign Currencies	(10,459)	106,660	(21,134)	377,017	(43,425)	141,774

Change in Net Assets from Operations	(327)	116,537	(7,027)	373,275	(14,452)	174,406

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(1,577)	—	(27,247)	(1,892)	(4,544)
A Shares	—	(32)	—	(182)	(68)	(185)
C Shares	—	—	—	—	(5)	(115)

Total Dividends and Distributions	—	(1,609)	—	(27,429)	(1,965)	(4,844)

Change in Net Assets from Capital Transactions	(5,667)	(25,048)	(32,025)	(232,053)	(16,608)	(98,966)

Capital Contributions	—	255	—	153	—	—

Change in Net Assets	(5,994)	90,135	(39,052)	113,946	(33,025)	70,596

Net Assets:
Beginning of Period	281,923	191,788	845,580	731,634	470,459	399,863

End of Period	$275,929	$281,923	$806,528	$845,580	$437,434	$470,459

Accumulated Net Investment Income (Loss), End of Period	$6,802	$3,518	$13,123	$(1,121)	$190	$—

See Notes to Financial Statements.

65

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			International Equity
	International Equity Fund		Index Fund		Large Cap Core Equity Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$12,592	$65,931	$84,876	$249,746	$44,920	$87,252
Dividends Reinvested	—	1,220	—	13,879	955	2,317
Cost of Shares Redeemed	(17,449)	(90,572)	(116,275)	(494,954)	(57,305)	(181,121)

Change in Net Assets from I Shares	$(4,857)	$(23,421)	$(31,399)	$(231,329)	$(11,430)	$(91,552)

A Shares:
Proceeds from Shares Issued	$43	$3,433	$279	$3,061	$99	$505
Dividends Reinvested	—	29	—	157	61	166
Cost of Shares Redeemed	(853)	(1,693)	(905)	(1,039)	(2,029)	(3,737)

Change in Net Assets from A Shares	$(810)	$1,769	$(626)	$2,179	$(1,869)	$(3,066)

C Shares:
Proceeds from Shares Issued	$—	$11	$—	$95	$66	$268
Dividends Reinvested	—	—	—	—	5	108
Cost of Shares Redeemed	—	(3,407)	—	(2,998)	(3,380)	(4,724)

Change in Net Assets from C Shares	$—	$(3,396)	$—	$(2,903)	$(3,309)	$(4,348)

Change in Net Assets from Capital Transactions	$(5,667)	$(25,048)	$(32,025)	$(232,053)	$(16,608)	$(98,966)

Share Transactions:
I Shares:
Issued	1,260	6,277	7,415	21,861	3,710	7,874
Reinvested	—	117	—	1,087	77	198
Redeemed	(1,740)	(9,988)	(9,905)	(39,988)	(4,598)	(15,791)

Change in I Shares	(480)	(3,594)	(2,490)	(17,040)	(811)	(7,719)

A Shares:
Issued	3	372	24	256	8	44
Reinvested	—	3	—	13	5	14
Redeemed	(85)	(177)	(78)	(85)	(164)	(322)

Change in A Shares	(82)	198	(54)	184	(151)	(264)

C Shares:
Issued	—	1	—	9	5	24
Reinvested	—	—	—	—	—	9
Redeemed	—	(398)	—	(265)	(278)	(413)

Change in C Shares	—	(397)	—	(256)	(273)	(380)

Change in Shares	(562)	(3,793)	(2,544)	(17,112)	(1,235)	(8,363)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

66

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Large Cap Growth Stock Fund		Large Cap Quantitative Equity Fund		Large Cap Value Equity Fund
	04/01/10-		04/01/10-		04/01/10-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$7	$733	$82	$434	$8,625	$20,941
Net Realized Gain (Loss) from Investment Transactions	10,223	27,887	952	10,005	85,796	89,297
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	(15,129)	175,527	(1,373)	3,991	(112,434)	387,540

Change in Net Assets from Operations	(4,899)	204,147	(339)	14,430	(18,013)	497,778

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(59)	(787)	(55)	(462)	(8,097)	(20,525)
A Shares	—	(20)	(1)	(8)	(189)	(432)
C Shares	—	—	—	(2)	(41)	(181)
Net Realized Gains:

Total Dividends and Distributions	(59)	(807)	(56)	(472)	(8,327)	(21,138)

Change in Net Assets from Capital Transactions	(55,480)	(185,745)	(3,077)	(45,007)	(82,978)	(172,453)

Change in Net Assets	(60,438)	17,595	(3,472)	(31,049)	(109,318)	304,187

Net Assets:
Beginning of Period	506,428	488,833	20,853	51,902	1,342,590	1,038,403

End of Period	$445,990	$506,428	$17,381	$20,853	$1,233,272	$1,342,590

Accumulated Net Investment Income (Loss), End of Period	$(31)	$21	$27	$1	$298	$—

See Notes to Financial Statements.

67

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Large Cap Growth Stock Fund		Large Cap Quantitative Equity Fund		Large Cap Value Equity Fund
	04/01/10-		04/01/10-		04/01/10-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$22,087	$80,027	$25	$472	$91,861	$305,698
Dividends Reinvested	29	304	43	293	4,723	10,661
Cost of Shares Redeemed	(72,877)	(257,789)	(3,114)	(45,492)	(178,002)	(484,877)

Change in Net Assets from I Shares	$(50,761)	$(177,458)	$(3,046)	$(44,727)	$(81,418)	$(168,518)

A Shares:
Proceeds from Shares Issued	$389	$1,287	$—	$318	$5,489	$2,350
Dividends Reinvested	—	19	1	7	180	411
Cost of Shares Redeemed	(3,748)	(7,106)	(32)	(189)	(4,584)	(4,331)

Change in Net Assets from A Shares	$(3,359)	$(5,800)	$(31)	$136	$1,085	$(1,570)

C Shares:
Proceeds from Shares Issued	$42	$95	$—	$—	$216	$313
Dividends Reinvested	—	—	—	2	38	170
Cost of Shares Redeemed	(1,402)	(2,582)	—	(418)	(2,899)	(2,848)

Change in Net Assets from C Shares	$(1,360)	$(2,487)	$—	$(416)	$(2,645)	$(2,365)

Change in Net Assets from Capital Transactions	$(55,480)	$(185,745)	$(3,077)	$(45,007)	$(82,978)	$(172,453)

Share Transactions:
I Shares:
Issued	2,444	9,941	3	56	8,164	30,046
Reinvested	3	38	4	32	415	1,037
Redeemed	(7,950)	(30,569)	(303)	(5,270)	(15,585)	(45,969)

Change in I Shares	(5,503)	(20,590)	(296)	(5,182)	(7,006)	(14,886)

A Shares:
Issued	44	166	—	37	490	228
Reinvested	—	3	—	1	16	40
Redeemed	(446)	(914)	(4)	(20)	(412)	(433)

Change in A Shares	(402)	(745)	(4)	18	94	(165)

C Shares:
Issued	5	14	—	—	19	31
Reinvested	—	—	—	—	3	17
Redeemed	(185)	(369)	—	(51)	(263)	(282)

Change in C Shares	(180)	(355)	—	(51)	(241)	(234)

Change in Shares	(6,085)	(21,690)	(300)	(5,215)	(7,153)	(15,285)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

68

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Mid-Cap Core Equity Fund		Mid-Cap Value Equity Fund		Real Estate 130/30 Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$95	$537	$3,379	$5,994	$283	$278
Net Realized Gain (Loss) from Investment Transactions	5,125	1,172	49,415	121,717	701	1,540
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency and Securities Sold Short	(3,128)	41,527	(57,868)	144,441	105	2,874

Change in Net Assets from Operations	2,092	43,236	(5,074)	272,152	1,089	4,692

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(34)	(514)	(3,202)	(6,968)	(236)	(269)
A Shares	—	(20)	(159)	(100)	(4)	(3)
C Shares	—	(4)	(4)	(20)	—	—
Tax Return of Capital:

Total Dividends and Distributions	(34)	(538)	(3,365)	(7,088)	(240)	(272)

Change in Net Assets from Capital Transactions	(8,482)	(28,758)	358,098	344,817	283	4,662

Change in Net Assets	(6,424)	13,940	349,659	609,881	1,132	9,082

Net Assets:
Beginning of Period	95,076	81,136	845,777	235,896	13,651	4,569

End of Period	$88,652	$95,076	$1,195,436	$845,777	$14,783	$13,651

Accumulated Net Investment Income (Loss), End of Period	$62	$1	$14	$—	$78	$35

See Notes to Financial Statements.

69

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Mid-Cap Core Equity Fund		Mid-Cap Value Equity Fund		Real Estate 130/30 Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$4,630	$20,641	$512,521	$452,188	$3,125	$5,245
Dividends Reinvested	27	358	1,835	2,710	160	186
Cost of Shares Redeemed	(12,254)	(48,490)	(217,123)	(140,883)	(3,177)	(870)

Change in Net Assets from I Shares	$(7,597)	$(27,491)	$297,233	$314,015	$108	$4,561

A Shares:
Proceeds from Shares Issued	$78	$199	$66,839	$32,848	$172	$101
Dividends Reinvested	—	19	148	96	3	3
Cost of Shares Redeemed	(511)	(744)	(11,269)	(4,315)	—	—

Change in Net Assets from A Shares	$(433)	$(526)	$55,718	$28,629	$175	$104

C Shares:
Proceeds from Shares Issued	$37	$58	$5,745	$2,590	$—	$—
Dividends Reinvested	—	4	3	18	—	—
Cost of Shares Redeemed	(489)	(803)	(601)	(435)	—	(3)

Change in Net Assets from C Shares	$(452)	$(741)	$5,147	$2,173	$—	$(3)

Change in Net Assets from Capital Transactions	$(8,482)	$(28,758)	$358,098	$344,817	$283	$4,662

Share Transactions:
I Shares:
Issued	472	2,616	47,691	50,314	398	837
Reinvested	3	43	169	290	20	30
Redeemed	(1,264)	(5,905)	(20,539)	(14,519)	(400)	(141)

Change in I Shares	(789)	(3,246)	27,321	36,085	18	726

A Shares:
Issued	8	27	6,293	3,288	22	21
Reinvested	—	2	14	10	—	1
Redeemed	(55)	(95)	(1,071)	(444)	—	—

Change in A Shares	(47)	(66)	5,236	2,854	22	22

C Shares:
Issued	5	8	547	271	—	—
Reinvested	—	—	—	2	—	—
Redeemed	(61)	(111)	(58)	(47)	—	(1)

Change in C Shares	(56)	(103)	489	226	—	(1)

Change in Shares	(892)	(3,415)	33,046	39,165	40	747

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

70

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Select Large Cap Growth Stock Fund		Small Cap Growth Stock Fund		Small Cap Value Equity Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$—	$54	$(1,655)	$(2,757)	$3,421	$6,110
Net Realized Gain (Loss) from Investment Transactions	7,239	(165)	34,548	21,981	34,681	33,835
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	(10,167)	42,564	(39,104)	132,405	2,392	165,599

Change in Net Assets from Operations	(2,928)	42,453	(6,211)	151,629	40,494	205,544

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(100)	—	—	(3,180)	(6,057)
A Shares	—	—	—	—	(103)	(105)
C Shares	—	—	—	—	(9)	(61)
Tax Return of Capital:
I Shares	—	(3)	—	—	—	—

Total Dividends and Distributions	—	(103)	—	—	(3,292)	(6,223)

Change in Net Assets from Capital Transactions	(34,469)	(19,918)	(22,503)	(60,747)	103,799	119,120

Change in Net Assets	(37,397)	22,432	(28,714)	90,882	141,001	318,441

Net Assets:
Beginning of Period	133,384	110,952	379,291	288,409	647,917	329,476

End of Period	$95,987	$133,384	$350,577	$379,291	$788,918	$647,917

Accumulated Net Investment Income (Loss), End of Period	$—	$—	$(1,656)	$(1)	$302	$173

See Notes to Financial Statements.

71

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Select Large Cap Growth Stock Fund		Small Cap Growth Stock Fund		Small Cap Value Equity Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$2,192	$33,802	$43,396	$71,797	$149,816	$221,043
Dividends Reinvested	—	50	—	—	2,960	5,513
Cost of Shares Redeemed	(35,573)	(51,775)	(64,585)	(130,256)	(68,399)	(120,802)

Change in Net Assets from I Shares	$(33,381)	$(17,923)	$(21,189)	$(58,459)	$84,377	$105,754

A Shares:
Proceeds from Shares Issued	$352	$30	$437	$796	$18,908	$15,087
Dividends Reinvested	—	—	—	—	89	82
Cost of Shares Redeemed	(23)	(35)	(1,126)	(1,959)	(2,349)	(2,270)

Change in Net Assets from A Shares	$329	$(5)	$(689)	$(1,163)	$16,648	$12,899

C Shares:
Proceeds from Shares Issued	$60	$101	$261	$258	$4,073	$2,814
Dividends Reinvested	—	—	—	—	8	58
Cost of Shares Redeemed	(1,477)	(2,091)	(886)	(1,383)	(1,307)	(2,405)

Change in Net Assets from C Shares	$(1,417)	$(1,990)	$(625)	$(1,125)	$2,774	$467

Change in Net Assets from Capital Transactions	$(34,469)	$(19,918)	$(22,503)	$(60,747)	$103,799	$119,120

Share Transactions:
I Shares:
Issued	84	1,374	3,377	6,435	12,795	21,588
Reinvested	—	2	—	—	250	517
Redeemed	(1,348)	(2,109)	(5,096)	(11,582)	(5,881)	(11,773)

Change in I Shares	(1,264)	(733)	(1,719)	(5,147)	7,164	10,332

A Shares:
Issued	14	1	37	72	1,644	1,445
Reinvested	—	—	—	—	8	7
Redeemed	(1)	(1)	(92)	(184)	(205)	(214)

Change in A Shares	13	—	(55)	(112)	1,447	1,238

C Shares:
Issued	1	5	24	26	368	284
Reinvested	—	—	—	—	1	6
Redeemed	(62)	(93)	(85)	(147)	(118)	(252)

Change in C Shares	(61)	(88)	(61)	(121)	251	38

Change in Shares	(1,311)	(821)	(1,835)	(5,380)	8,862	11,608

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

72

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Equity 130/30 Fund		Aggressive Growth Allocation Strategy		Conservative Allocation Strategy
	04/01/10-	04/010/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$14	$45	$43	$303	$171	$270
Net Realized Gain (Loss) from Investment Transactions*	187	1,545	(301)	(399)	35	12
Capital Gain Received from Investments in Affiliated Investment Companies	—	—	—	—	—	65
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency and Securities Sold Short*	(312)	1,064	(39)	9,154	389	1,740

Change in Net Assets from Operations	(111)	2,654	(297)	9,058	595	2,087

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(19)	(70)	(34)	(253)	(94)	(132)
A Shares	—	—	—	(22)	(56)	(39)
B Shares	—	—	—	(21)	(12)	(49)
C Shares	—	—	—	(11)	(47)	(60)
Net Realized Gains:
I Shares	—	—	—	—	—	(6)
A Shares	—	—	—	—	—	(2)
B Shares	—	—	—	—	—	(2)
C Shares	—	—	—	—	—	(4)

Tax Return of Capital:
Total Dividends and Distributions	(19)	(70)	(34)	(307)	(209)	(294)

Change in Net Assets from Capital Transactions	178	6,603	(2,242)	1,788	4,082	4,827

Capital Contributions	—	—	—	4	—	—

Change in Net Assets	48	9,187	(2,573)	10,543	4,468	6,620

Net Assets:
Beginning of Period	12,481	3,294	28,757	18,214	16,007	9,387

End of Period	$12,529	$12,481	$26,184	$28,757	$20,475	$16,007

Accumulated Net Investment Income (Loss), End of Period	$(19)	$(14)	$9	$—	$15	$53

*	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Allocation Strategy Funds are attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

73

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Equity 130/30 Fund		Aggressive Growth Allocation Strategy		Conservative Allocation Strategy
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/010/9-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$310	$6,897	$2,248	$7,328	$2,516	$3,746
Dividends Reinvested	19	70	33	245	81	132
Cost of Shares Redeemed	(151)	(364)	(3,721)	(5,277)	(1,132)	(2,054)

Change in Net Assets from I Shares	$178	$6,603	$(1,440)	$2,296	$1,465	$1,824

A Shares:
Proceeds from Shares Issued	$—	$—	$2,076	$399	$3,732	$3,228
Dividends Reinvested	—	—	—	21	46	33
Cost of Shares Redeemed	—	—	(392)	(601)	(434)	(879)

Change in Net Assets from A Shares	$—	$—	$1,684	$(181)	$3,344	$2,382

B Shares:
Proceeds from Shares Issued	$—	$—	$—	$—	$—	$25
Dividends Reinvested	—	—	—	21	11	50
Cost of Shares Redeemed	—	—	(2,233)	(338)	(2,247)	(1,312)

Change in Net Assets from B Shares	$—	$—	$(2,233)	$(317)	$(2,236)	$(1,237)

C Shares:
Proceeds from Shares Issued	$—	$—	$41	$182	$1,791	$2,138
Dividends Reinvested	—	—	—	11	26	27
Cost of Shares Redeemed	—	—	(294)	(203)	(308)	(307)

Change in Net Assets from C Shares	$—	$—	$(253)	$(10)	$1,509	$1,858

Change in Net Assets from Capital Transactions	$178	$6,603	$(2,242)	$1,788	$4,082	$4,827

Share Transactions:
I Shares:
Issued	35	882	315	1,119	218	338
Reinvested	2	9	5	36	7	12
Redeemed	(17)	(45)	(529)	(797)	(98)	(187)

Change in I Shares	20	846	(209)	358	127	163

A Shares:
Issued	—	—	307	58	326	288
Reinvested	—	—	—	3	4	3
Redeemed	—	—	(55)	(90)	(37)	(78)

Change in A Shares	—	—	252	(29)	293	213

B Shares:
Issued	—	—	—	—	—	2
Reinvested	—	—	—	3	1	5
Redeemed	—	—	(336)	(54)	(198)	(121)

Change in B Shares	—	—	(336)	(51)	(197)	(114)

C Shares:
Issued	—	—	6	27	157	199
Reinvested	—	—	—	2	2	2
Redeemed	—	—	(41)	(31)	(27)	(28)

Change in C Shares	—	—	(35)	(2)	132	173

Change in Shares	20	846	(328)	276	354	435

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

74

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$365	$985	$1,227	$3,045
Net Realized Gain (Loss) from Investment Transactions*	(272)	(2,676)	(282)	(2,376)
Capital Gain Received from Investments in Affiliated Investment Companies	—	129	—	521
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency*	328	21,213	1,601	35,788

Change in Net Assets from Operations	421	19,651	2,546	36,978

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(332)	(842)	(1,359)	(2,711)
A Shares	(29)	(51)	(99)	(138)
B Shares	(11)	(102)	(28)	(97)
C Shares	(4)	(33)	(97)	(196)

Total Dividends and Distributions	(376)	(1,028)	(1,583)	(3,142)

Change in Net Assets from Capital Transactions	(3,903)	(2,314)	(7,149)	(6,865)

Change in Net Assets	(3,858)	16,309	(6,186)	26,971

Net Assets:
Beginning of Period	70,057	53,748	154,851	127,880

End of Period	$66,199	$70,057	$148,665	$154,851

Accumulated Net Investment Income (Loss), End of Period	$48	$59	$41	$397

*	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Allocation Strategy Funds are attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

75

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$6,281	$9,439	$13,482	$24,804
Dividends Reinvested	330	834	1,327	2,618
Cost of Shares Redeemed	(8,514)	(10,505)	(20,466)	(33,531)

Change in Net Assets from I Shares	$(1,903)	$(232)	$(5,657)	$(6,109)

A Shares:
Proceeds from Shares Issued	$7,877	$345	$5,905	$2,447
Dividends Reinvested	28	49	91	130
Cost of Shares Redeemed	(1,368)	(510)	(1,316)	(1,387)

Change in Net Assets from A Shares	$6,537	$(116)	$4,680	$1,190

B Shares:
Proceeds from Shares Issued	$—	$5	$—	$—
Dividends Reinvested	11	96	27	93
Cost of Shares Redeemed	(8,306)	(1,520)	(5,602)	(1,817)

Change in Net Assets from B Shares	$(8,295)	$(1,419)	$(5,575)	$(1,724)

C Shares:
Proceeds from Shares Issued	$38	$98	$596	$1,427
Dividends Reinvested	3	32	92	186
Cost of Shares Redeemed	(283)	(677)	(1,285)	(1,835)

Change in Net Assets from C Shares	$(242)	$(547)	$(597)	$(222)

Change in Net Assets from Capital Transactions	$(3,903)	$(2,314)	$(7,149)	$(6,865)

Share Transactions:
I Shares:
Issued	679	1,099	1,386	2,756
Reinvested	35	95	136	285
Redeemed	(914)	(1,240)	(2,099)	(3,683)

Change in I Shares	(200)	(46)	(577)	(642)

A Shares:
Issued	881	40	623	261
Reinvested	3	6	9	14
Redeemed	(150)	(58)	(137)	(152)

Change in A Shares	734	(12)	495	123

B Shares:
Issued	—	1	—	—
Reinvested	1	11	3	10
Redeemed	(930)	(178)	(595)	(198)

Change in B Shares	(929)	(166)	(592)	(188)

C Shares:
Issued	4	11	61	156
Reinvested	—	4	10	21
Redeemed	(31)	(80)	(133)	(205)

Change in C Shares	(27)	(65)	(62)	(28)

Change in Shares	(422)	(289)	(736)	(735)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

76

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Aggressive Growth Stock Fund
I Shares
Period Ended September 30, 2010∧	$12.86	$(0.05)		$0.64	$0.59	$—	$—	$—	$13.45	4.59%	$105,748	1.21%	(0.85)%	1.21%	17%
Year Ended March 31, 2010	7.73	(0.08	)(a)	5.21	5.13	—	—	—	12.86	66.36	108,754	1.21	(0.77)	1.21	27
Year Ended March 31, 2009	12.03	(0.09)		(3.99)	(4.08)	—	(0.22)	(0.22)	7.73	(33.89)	152,030	1.16	(0.72)	1.16	27
Year Ended March 31, 2008	12.64	(0.09	)(a)	(0.11)	(0.20)	—	(0.41)	(0.41)	12.03	(2.12)	306,709	1.16	(0.70)	1.16	59
Year Ended March 31, 2007	12.24	(0.09	)(a)	0.49	0.40	—	—	—	12.64	3.27	323,303	1.17	(0.79)	1.17	49
Year Ended March 31, 2006	9.89	(0.07	)(a)	2.42	2.35	—	—	—	12.24	23.77	254,412	1.19	(0.61)	1.23	30
A Shares
Period Ended September 30, 2010∧	12.62	(0.07)		0.63	0.56	—	—	—	13.18	4.44	2,644	1.51	(1.15)	1.51	17
Year Ended March 31, 2010	7.61	(0.13	)(a)	5.14	5.01	—	—	—	12.62	65.83	2,502	1.52	(1.12)	1.52	27
Year Ended March 31, 2009	11.88	(0.12)		(3.93)	(4.05)	—	(0.22)	(0.22)	7.61	(34.06)	416	1.46	(1.01)	1.46	27
Year Ended March 31, 2008	12.53	(0.13	)(a)	(0.11)	(0.24)	—	(0.41)	(0.41)	11.88	(2.46)	893	1.46	(0.99)	1.46	59
Year Ended March 31, 2007	12.16	(0.12	)(a)	0.49	0.37	—	—	—	12.53	3.04	553	1.47	(1.10)	1.47	49
Year Ended March 31, 2006	9.84	(0.10	)(a)	2.42	2.32	—	—	—	12.16	23.58	331	1.50	(0.94)	1.55	30
Emerging Growth Stock Fund
I Shares
Period Ended September 30, 2010∧	11.23	(0.06	)(a)	1.34	1.28	—	—	—	12.51	11.40	14,463	1.23	(1.11)	1.52	33
Year Ended March 31, 2010	6.43	(0.07	)(a)	4.87	4.80	—	—	—	11.23	74.65	19,793	1.20	(0.82)	1.24	87
Year Ended March 31, 2009	11.08	(0.06	)(a)	(4.33)	(4.39)	—	(0.26)	(0.26)	6.43	(39.58)	66,005	1.17	(0.68)	1.17	71
Year Ended March 31, 2008	12.97	(0.10	)(a)	(0.41)	(0.51)	—	(1.38)	(1.38)	11.08	(6.29)	116,703	1.17	(0.71)	1.17	117
Year Ended March 31, 2007	12.83	(0.10	)(a)	0.24	0.14	—	—	—	12.97	1.09	111,078	1.17	(0.85)	1.18	103
Year Ended March 31, 2006	9.38	(0.09	)(a)	3.54	3.45	—	—	—	12.83	36.78	48,369	1.20	(0.84)	1.24	107
A Shares
Period Ended September 30, 2010∧	10.99	(0.08	)(a)	1.32	1.24	—	—	—	12.23	11.28	1,078	1.53	(1.40)	1.82	33
Year Ended March 31, 2010	6.31	(0.11	)(a)	4.79	4.68	—	—	—	10.99	74.17	563	1.52	(1.20)	1.64	87
Year Ended March 31, 2009	10.92	(0.09	)(a)	(4.26)	(4.35)	—	(0.26)	(0.26)	6.31	(39.80)	150	1.47	(1.00)	1.47	71
Year Ended March 31, 2008	12.83	(0.14	)(a)	(0.39)	(0.53)	—	(1.38)	(1.38)	10.92	(6.52)	632	1.47	(1.01)	1.47	117
Year Ended March 31, 2007	12.74	(0.14	)(a)	0.23	0.09	—	—	—	12.83	0.71	615	1.48	(1.16)	1.49	103
Year Ended March 31, 2006	9.34	(0.13	)(a)	3.53	3.40	—	—	—	12.74	36.30	227	1.51	(1.16)	1.55	107
International Equity 130/30 Fund(4)(5)
I Shares
Period Ended September 30, 2010∧	6.75	0.12		(0.10)	0.02	—	—	—	6.77	0.30	123,294	2.31	3.64	2.31	285
Year Ended March 31, 2010	4.08	0.08		2.70	2.78	(0.11)	—	(0.11)	6.75	68.36	123,661	2.94	1.22	2.94	628
Year Ended March 31, 2009	8.69	0.04	(a)	(4.63)	(4.59)	(0.02)	—	(0.02)	4.08	(52.80)	69,523	2.82	0.77	2.87	491
Period Ended March 31, 2008	10.00	(0.01)		(1.30)	(1.31)	—	—	—	8.69	(13.10)	4,343	3.29	(0.58)	7.38 (b)	120
A Shares
Period Ended September 30, 2010∧	6.77	0.11		(0.10)	0.01	—	—	—	6.78	0.15	3	2.60	3.35	2.60	285
Year Ended March 31, 2010	4.08	0.07		2.70	2.77	(0.08)	—	(0.08)	6.77	67.87	3	3.65	2.34	3.65	628
Year Ended March 31, 2009	8.09	—		(4.00)	(4.00)	(0.01)	—	(0.01)	4.08	(49.40)	10	3.13	(0.12)	3.17	491

See Notes to Financial Highlights and Notes to Financial Statements.

77

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements,
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
International Equity Fund
I Shares
Period Ended September 30, 2010∧	$10.71	$0.13	(a)	$(0.12)	$0.01	$—		$—	$—		$10.72	0.09%	$268,696	1.30%	2.57%	1.30%	33%
Year Ended March 31, 2010	6.38	0.11	(a)	4.28	4.39	(0.06)		—	(0.06)		10.71	68.80 (c)	273,819	1.25	1.17	1.30	95
Year Ended March 31, 2009	13.77	0.35		(7.28)	(6.93)	(0.25)		(0.21)	(0.46)		6.38	(50.68)	185,862	1.24	2.93	1.25	193
Year Ended March 31, 2008	16.83	0.34	(a)	(0.76)	(0.42)	(0.34)		(2.30)	(2.64)		13.77	(4.16)	1,089,572	1.21	2.06	1.21	141
Year Ended March 31, 2007	14.49	0.20		2.41	2.61	(0.27)		—	(0.27)		16.83	18.21	1,165,510	1.22	1.31	1.22	81
Year Ended March 31, 2006	11.77	0.16		2.72	2.88	(0.16)		—	(0.16)		14.49	24.47 #	926,845	1.31	1.40	1.32	59
A Shares
Period Ended September 30, 2010∧	10.59	0.11	(a)	(0.12)	(0.01)	—		—	—		10.58	(0.09)	7,233	1.60	2.28	1.60	33
Year Ended March 31, 2010	6.32	0.09	(a)	4.22	4.31	(0.04)		—	(0.04)		10.59	68.22 (c)	8,104	1.55	0.68	1.59	95
Year Ended March 31, 2009	13.61	0.33		(7.21)	(6.88)	(0.20)		(0.21)	(0.41)		6.32	(50.84)	3,580	1.54	2.71	1.54	193
Year Ended March 31, 2008	16.67	0.28	(a)	(0.74)	(0.46)	(0.30)		(2.30)	(2.60)		13.61	(4.45)	12,288	1.51	1.70	1.51	141
Year Ended March 31, 2007	14.34	0.16		2.40	2.56	(0.23)		—	(0.23)		16.67	18.00	14,277	1.52	1.05	1.52	81
Year Ended March 31, 2006	11.64	0.11		2.70	2.81	(0.11)		—	(0.11)		14.34	24.15 #	11,805	1.62	1.14	1.63	59
International Equity Index Fund
I Shares
Period Ended September 30, 2010∧	12.72	0.23		(0.33)	(0.10)	—		—	—		12.62	(0.79)	801,268	0.64	3.66	0.64	17
Year Ended March 31, 2010	8.75	0.34		4.03	4.37	(0.40)		—	(0.40)		12.72	49.93	839,582	0.64	2.46	0.64	36
Year Ended March 31, 2009	17.82	0.60		(9.05)	(8.45)	(0.62)		—	(0.62)		8.75	(47.89)	726,931	0.61	3.63	0.61	47
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)		—	(0.49)		17.82	(2.03)	958,514	0.59	2.74	0.59	13
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)		—	(0.36)		18.64	20.27	994,685	0.61	1.99	0.61	8
Year Ended March 31, 2006	12.83	0.25		2.94	3.19	(0.21)		—	(0.21)		15.81	25.06 #	774,008	0.76	1.84	0.78	7
A Shares
Period Ended September 30, 2010∧	12.61	0.22		(0.34)	(0.12)	—		—	—		12.49	(0.95)	5,260	0.94	3.48	0.94	17
Year Ended March 31, 2010	8.69	0.25		4.05	4.30	(0.38)		—	(0.38)		12.61	49.46	5,998	0.94	1.72	0.94	36
Year Ended March 31, 2009	17.67	0.52		(8.93)	(8.41)	(0.57)		—	(0.57)		8.69	(48.04)	2,533	0.91	3.48	0.91	47
Year Ended March 31, 2008	18.49	0.46		(0.84)	(0.38)	(0.44)		—	(0.44)		17.67	(2.29)	6,052	0.89	2.40	0.89	13
Year Ended March 31, 2007	15.66	0.28		2.84	3.12	(0.29)		—	(0.29)		18.49	20.03	5,921	0.91	1.69	0.91	8
Year Ended March 31, 2006	12.69	0.25		2.87	3.12	(0.15)		—	(0.15)		15.66	24.74 #	8,666	1.09	1.58	1.12	7
Large Cap Core Equity Fund
I Shares
Period Ended September 30, 2010∧	13.01	0.07		(0.49)	(0.42)	(0.06)		—	(0.06)		12.53	(3.24)%	396,706	0.93%	1.03%	0.93%	46%
Year Ended March 31, 2010	8.98	0.12		4.03	4.15	(0.12)		—	(0.12)		13.01	46.42	422,673	0.83	1.04	0.92	81
Year Ended March 31, 2009	14.25	0.19		(5.28)	(5.09)	(0.18)		—	(0.18)		8.98	(35.88)	361,038	0.87	1.35	0.88	89
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21	)(d)	(1.73)	(1.94	)(d)	14.25	(10.32)	1,239,965	0.86	1.23	0.86	78
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)		(1.27)	(1.53)		17.79	12.51	1,554,971	0.85	1.41	0.85	58
Year Ended March 31, 2006	16.07	0.18		1.83	2.01	(0.18)		(0.70)	(0.88)		17.20	12.76	1,396,362	0.90	1.15	0.90	55
A Shares
Period Ended September 30, 2010∧	13.15	0.05		(0.50)	(0.45)	(0.04)		—	(0.04)		12.66	(3.39)	18,796	1.18	0.78	1.18	46
Year Ended March 31, 2010	9.08	0.09		4.08	4.17	(0.10)		—	(0.10)		13.15	46.11	21,511	1.08	0.79	1.17	81
Year Ended March 31, 2009	14.40	0.14		(5.31)	(5.17)	(0.15)		—	(0.15)		9.08	(36.02)	17,254	1.12	1.13	1.12	89
Year Ended March 31, 2008	17.97	0.17		(1.84)	(1.67)	(0.17	)(d)	(1.73)	(1.90	)(d)	14.40	(10.60)	35,341	1.11	0.97	1.11	78
Year Ended March 31, 2007	17.36	0.20		1.89	2.09	(0.21)		(1.27)	(1.48)		17.97	12.25	46,878	1.10	1.19	1.10	58
Year Ended March 31, 2006	16.21	0.14		1.85	1.99	(0.14)		(0.70)	(0.84)		17.36	12.50	45,851	1.15	0.90	1.15	55
C Shares
Period Ended September 30, 2010∧	12.76	—		(0.48)	(0.48)	—		—	—		12.28	(3.74)	21,932	1.93	0.03	1.93	46
Year Ended March 31, 2010	8.84	—		3.97	3.97	(0.05)		—	(0.05)		12.76	44.99	26,275	1.83	0.04	1.92	81
Year Ended March 31, 2009	14.03	0.05		(5.17)	(5.12)	(0.07)		—	(0.07)		8.84	(36.51)	21,571	1.87	0.38	1.87	89
Year Ended March 31, 2008	17.56	0.04		(1.79)	(1.75)	(0.05	)(d)	(1.73)	(1.78	)(d)	14.03	(11.27)	46,342	1.86	0.23	1.86	78
Year Ended March 31, 2007	17.00	0.08		1.84	1.92	(0.09)		(1.27)	(1.36)		17.56	11.40	68,436	1.85	0.42	1.85	58
Year Ended March 31, 2006	15.89	0.02		1.81	1.83	(0.02)		(0.70)	(0.72)		17.00	11.69	78,349	1.90	0.15	1.90	55

See Notes to Financial Highlights and Notes to Financial Statements.

78

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements,
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2010∧	$9.59	$—		$(0.05)	$(0.05)	$—		$—	$—		$9.54	(0.51)%	$388,934	1.02%	0.07%	1.06%	20%
Year Ended March 31, 2010	6.57	0.01		3.02	3.03	(0.01)		—	(0.01)		9.59	46.20	443,918	0.99	0.19	1.04	62
Year Ended March 31, 2009	9.95	0.04		(3.33)	(3.29)	(0.04)		(0.05)	(0.09)		6.57	(33.16)	439,356	0.99	0.54	1.03	85
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)		(3.40)	(3.45)		9.95	0.92	633,291	1.00	0.45	1.01	109
Year Ended March 31, 2007	12.83	0.06	(a)	0.58	0.64	(0.06)		(0.55)	(0.61)		12.86	5.08	1,105,504	0.98	0.48	0.98	79
Year Ended March 31, 2006	12.22	0.03	(a)	0.86	0.89	(0.02)		(0.26)	(0.28)		12.83	7.33	1,296,236	1.06	0.22	1.07	74
A Shares
Period Ended September 30, 2010∧	8.91	(0.01)		(0.05)	(0.06)	—		—	—		8.85	(0.67)	41,134	1.32	(0.23)	1.36	20
Year Ended March 31, 2010	6.11	(0.01)		2.81	2.80	—		—	—		8.91	45.90	44,994	1.29	(0.11)	1.34	62
Year Ended March 31, 2009	9.27	0.02		(3.11)	(3.09)	(0.02)		(0.05)	(0.07)		6.11	(33.40)	35,431	1.30	0.19	1.33	85
Year Ended March 31, 2008	12.19	0.02		0.49	0.51	(0.03)		(3.40)	(3.43)		9.27	0.68	66,115	1.30	0.16	1.31	109
Year Ended March 31, 2007	12.20	0.02	(a)	0.56	0.58	(0.04)		(0.55)	(0.59)		12.19	4.69	80,848	1.28	0.18	1.28	79
Year Ended March 31, 2006	11.66	(0.03	)(a)	0.83	0.80	—		(0.26)	(0.26)		12.20	6.97	104,733	1.50	(0.22)	1.50	74
C Shares
Period Ended September 30, 2010∧	7.94	(0.04)		(0.04)	(0.08)	—		—	—		7.86	(1.01)	15,922	2.02	(0.93)	2.06	20
Year Ended March 31, 2010	5.49	(0.06)		2.51	2.45	—		—	—		7.94	44.63	17,516	1.99	(0.81)	2.04	62
Year Ended March 31, 2009	8.37	(0.04)		(2.78)	(2.82)	(0.01)		(0.05)	(0.06)		5.49	(33.77)	14,046	2.00	(0.52)	2.03	85
Year Ended March 31, 2008	11.36	(0.06)		0.48	0.42	(0.01)		(3.40)	(3.41)		8.37	(0.08)	27,949	2.00	(0.54)	2.01	109
Year Ended March 31, 2007	11.46	(0.06	)(a)	0.52	0.46	(0.01)		(0.55)	(0.56)		11.36	3.96	37,356	1.98	(0.52)	1.98	79
Year Ended March 31, 2006	11.04	(0.09	)(a)	0.77	0.68	—		(0.26)	(0.26)		11.46	6.27	51,883	2.07	(0.79)	2.08	74
Large Cap Quantitative Equity Fund
I Shares
Period Ended September 30, 2010∧	10.55	0.05		(0.22)	(0.17)	(0.03)		—	(0.03)		10.35	(1.62)	16,854	0.97	0.84	1.18	221
Year Ended March 31, 2010	7.22	0.17		3.32	3.49	(0.16)		—	(0.16)		10.55	48.74	20,284	0.80	1.41	1.07	523
Year Ended March 31, 2009	11.58	0.11		(4.37)	(4.26)	(0.10)		—	(0.10)		7.22	(36.93)	51,282	0.95	0.94	0.97	500
Year Ended March 31, 2008	14.08	0.09	(a)	(0.85)	(0.76)	(0.09	)(d)	(1.65)	(1.74	)(d)	11.58	(6.68)	235,925	0.92	0.63	0.92	399
Year Ended March 31, 2007	13.75	0.07	(a)	0.69	0.76	(0.06)		(0.37)	(0.43)		14.08	5.63	309,126	0.92	0.48	0.92	450
Year Ended March 31, 2006	13.25	0.01	(a)	1.55	1.56	—		(1.06)	(1.06)		13.75	12.17	284,727	0.99	0.07	1.02	432
A Shares
Period Ended September 30, 2010∧	10.44	0.03		(0.20)	(0.17)	(0.02)		—	(0.02)		10.25	(1.65)	527	1.23	0.59	1.43	221
Year Ended March 31, 2010	7.15	0.13		3.31	3.44	(0.15)		—	(0.15)		10.44	48.42	569	0.93	1.30	1.33	523
Year Ended March 31, 2009	11.47	0.08		(4.32)	(4.24)	(0.08)		—	(0.08)		7.15	(37.10)	268	1.21	0.69	1.22	500
Year Ended March 31, 2008	13.97	0.05	(a)	(0.84)	(0.79)	(0.06	)(d)	(1.65)	(1.71	)(d)	11.47	(6.96)	830	1.17	0.37	1.17	399
Year Ended March 31, 2007	13.65	0.03	(a)	0.69	0.72	(0.03)		(0.37)	(0.40)		13.97	5.38	944	1.17	0.24	1.17	450
Year Ended March 31, 2006	13.18	(0.02	)(a)	1.55	1.53	—		(1.06)	(1.06)		13.65	11.90	1,181	1.23	(0.17)	1.27	432

See Notes to Financial Highlights and Notes to Financial Statements.

79

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Value Equity Fund
I Shares
Period Ended September 30, 2010∧	$11.71	$0.08		$(0.24)	$(0.16)	$(0.08)	$—	$(0.08)	$11.47	(1.38)%	$1,182,410	0.83%	1.42%	0.83%	57%
Year Ended March 31, 2010	7.99	0.17		3.72	3.89	(0.17)	—	(0.17)	11.71	49.03	1,288,962	0.81	1.67	0.82	105
Year Ended March 31, 2009	12.35	0.25		(4.36)	(4.11)	(0.25)	—	(0.25)	7.99	(33.65)	998,608	0.82	2.50	0.82	114
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)	(1.62)	(1.90)	12.35	(7.07)	898,491	0.83	1.93	0.83	116
Year Ended March 31, 2007	13.85	0.23		1.85	2.08	(0.23)	(0.57)	(0.80)	15.13	15.26	893,491	0.83	1.62	0.83	95
Year Ended March 31, 2006	12.59	0.23		1.26	1.49	(0.23)	—	(0.23)	13.85	11.93	766,547	0.85	1.74	0.86	104
A Shares
Period Ended September 30, 2010∧	11.66	0.06		(0.24)	(0.18)	(0.06)	—	(0.06)	11.42	(1.51)	34,168	1.13	1.12	1.13	57
Year Ended March 31, 2010	7.96	0.14		3.71	3.85	(0.15)	—	(0.15)	11.66	48.59	33,805	1.11	1.37	1.12	105
Year Ended March 31, 2009	12.30	0.24		(4.36)	(4.12)	(0.22)	—	(0.22)	7.96	(33.83)	24,385	1.12	2.17	1.12	114
Year Ended March 31, 2008	15.08	0.24		(1.16)	(0.92)	(0.24)	(1.62)	(1.86)	12.30	(7.37)	47,400	1.13	1.63	1.13	116
Year Ended March 31, 2007	13.82	0.19		1.83	2.02	(0.19)	(0.57)	(0.76)	15.08	14.81	62,390	1.13	1.32	1.13	95
Year Ended March 31, 2006	12.56	0.19		1.26	1.45	(0.19)	—	(0.19)	13.82	11.61	67,845	1.16	1.43	1.17	104
C Shares
Period Ended September 30, 2010∧	11.49	0.03		(0.24)	(0.21)	(0.03)	—	(0.03)	11.25	(1.86)	16,694	1.83	0.42	1.83	57
Year Ended March 31, 2010	7.87	0.07		3.65	3.72	(0.10)	—	(0.10)	11.49	47.43	19,823	1.81	0.67	1.82	105
Year Ended March 31, 2009	12.16	0.16		(4.31)	(4.15)	(0.14)	—	(0.14)	7.87	(34.28)	15,410	1.82	1.46	1.82	114
Year Ended March 31, 2008	14.92	0.14		(1.14)	(1.00)	(0.14)	(1.62)	(1.76)	12.16	(7.93)	29,329	1.83	0.92	1.83	116
Year Ended March 31, 2007	13.68	0.09		1.81	1.90	(0.09)	(0.57)	(0.66)	14.92	14.04	40,223	1.83	0.62	1.83	95
Year Ended March 31, 2006	12.43	0.09		1.25	1.34	(0.09)	—	(0.09)	13.68	10.86	44,257	1.85	0.74	1.86	104
Mid-Cap Core Equity Fund
I Shares
Period Ended September 30, 2010∧	9.91	0.01		0.25	0.26	—	—	—	10.17	2.67	80,085	1.15	0.27	1.17	32
Year Ended March 31, 2010	6.24	0.06		3.66	3.72	(0.05)	—	(0.05)	9.91	59.77	85,806	1.02	0.63	1.11	91
Year Ended March 31, 2009	11.26	0.09		(4.80)	(4.51)	(0.08)	(0.43)	(0.51)	6.24	(40.27)	74,341	1.09	0.91	1.09	52
Year Ended March 31, 2008	13.89	0.08	(a)	(1.28)	(1.20)	(0.09)	(1.34)	(1.43)	11.26	(9.73)	185,543	1.07	0.56	1.07	58
Year Ended March 31, 2007	13.67	0.06		1.21	1.27	(0.06)	(0.99)	(1.05)	13.89	9.59	333,976	1.07	0.43	1.07	189
Year Ended March 31, 2006	12.03	0.07		2.26	2.33	(0.07)	(0.62)	(0.69)	13.67	19.68	410,459	1.12	0.63	1.13	138
A Shares
Period Ended September 30, 2010∧	9.36	—		0.24	0.24	—	—	—	9.60	2.56	4,751	1.45	(0.03)	1.47	32
Year Ended March 31, 2010	5.91	0.03		3.45	3.48	(0.03)	—	(0.03)	9.36	59.07	5,073	1.31	0.33	1.41	91
Year Ended March 31, 2009	10.70	0.06		(4.36)	(4.30)	(0.06)	(0.43)	(0.49)	5.91	(40.41)	3,592	1.39	0.63	1.39	52
Year Ended March 31, 2008	13.28	0.04	(a)	(1.22)	(1.18)	(0.06)	(1.34)	(1.40)	10.70	(10.02)	8,614	1.37	0.29	1.37	58
Year Ended March 31, 2007	13.12	0.02		1.16	1.18	(0.03)	(0.99)	(1.02)	13.28	9.28	11,773	1.37	0.12	1.37	189
Year Ended March 31, 2006	11.57	0.03		2.17	2.20	(0.03)	(0.62)	(0.65)	13.12	19.32	16,009	1.47	0.25	1.48	138
C Shares
Period Ended September 30, 2010∧	8.32	(0.03)		0.21	0.18	—	—	—	8.50	2.16	3,816	2.15	(0.73)	2.17	32
Year Ended March 31, 2010	5.27	(0.02)		3.08	3.06	(0.01)	—	(0.01)	8.32	58.03	4,197	2.01	(0.37)	2.11	91
Year Ended March 31, 2009	9.66	(0.01)		(3.92)	(3.93)	(0.03)	(0.43)	(0.46)	5.27	(40.84)	3,203	2.09	(0.08)	2.09	52
Year Ended March 31, 2008	12.16	(0.05	)(a)	(1.09)	(1.14)	(0.02)	(1.34)	(1.36)	9.66	(10.62)	7,308	2.07	(0.41)	2.07	58
Year Ended March 31, 2007	12.15	(0.01)		1.01	1.00	—	(0.99)	(0.99)	12.16	8.51	10,854	2.07	(0.58)	2.07	189
Year Ended March 31, 2006	10.81	—		1.96	1.96	—	(0.62)	(0.62)	12.15	18.44	13,499	2.13	(0.42)	2.14	138

See Notes to Financial Highlights and Notes to Financial Statements.

80

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																	Ratio of
																Ratio of	Expenses to
															Ratio	net	Average Net
				Net											of	Investment	Assets
				Realized											Net	Income	(Excluding
				and				Distributions				Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from		Total		Asset			to	to	Reimbursements,
	Value,	Investment		Gains		from Net		Realized		Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital		and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Mid-Cap Value Equity Fund
I Shares
Period Ended September 30, 2010∧	$11.17	$0.04		$(0.17)	$(0.13)	$(0.04)		$—		$(0.04)		$11.00	(1.18)%	$1,091,018	1.03%	0.72%	1.03%	90%
Year Ended March 31, 2010	6.45	0.11		4.73	4.84	(0.12)		—		(0.12)		11.17	75.36	803,168	1.03	1.11	1.04	195
Year Ended March 31, 2009	9.58	0.14	(a)	(3.13)	(2.99)	(0.14)		—		(0.14)		6.45	(31.46)	231,035	1.07	1.76	1.07	213
Year Ended March 31, 2008	13.02	0.19	(a)	(1.18)	(0.99)	(0.18	)(e)	(2.27	)(e)	(2.45	)(e)	9.58	(9.75)	257,978	1.06	1.52	1.06	221
Year Ended March 31, 2007	13.14	0.14		2.04	2.18	(0.13)		(2.17)		(2.30)		13.02	17.47	278,949	1.06	1.08	1.06	196
Year Ended March 31, 2006	12.27	0.13		2.15	2.28	(0.13)		(1.28)		(1.41)		13.14	19.49	243,534	1.13	1.03	1.16	169
A Shares
Period Ended September 30, 2010∧	11.11	0.03		(0.18)	(0.15)	(0.03)		—		(0.03)		10.93	(1.38)	93,377	1.33	0.42	1.33	90
Year Ended March 31, 2010	6.42	0.09		4.70	4.79	0.10)		—		(0.10)		11.11	74.87	36,756	1.32	0.70	1.34	195
Year Ended March 31, 2009	9.53	0.12	(a)	(3.12)	(3.00)	(0.11)		—		(0.11)		6.42	(31.64)	2,912	1.37	1.36	1.37	213
Year Ended March 31, 2008	12.97	0.12	(a)	(1.14)	(1.02)	(0.15	)(e)	(2.27	)(e)	(2.42	)(e)	9.53	(10.03)	7,774	1.36	1.04	1.36	221
Year Ended March 31, 2007	13.10	0.11		2.03	2.14	(0.10)		(2.17)		(2.27)		12.97	17.11	3,362	1.36	0.78	1.36	196
Year Ended March 31, 2006	12.24	0.09		2.14	2.23	(0.09)		(1.28)		(1.37)		13.10	19.09	2,435	1.46	0.72	1.49	169
C Shares
Period Ended September 30, 2010∧	11.02	0.01		(0.19)	(0.18)	(0.01)		—		(0.01)		10.83	(1.68)	11,041	2.03	(0.28)	2.03	90
Year Ended March 31, 2010	6.38	0.02		4.67	4.69	(0.05)		—		(0.05)		11.02	73.71	5,853	2.03	0.13	2.04	195
Year Ended March 31, 2009	9.47	0.06	(a)	(3.10)	(3.04)	(0.05)		—		(0.05)		6.38	(32.09)	1,949	2.07	0.72	2.07	213
Year Ended March 31, 2008	12.91	0.07	(a)	(1.18)	(1.11)	(0.06	)(e)	(2.27	)(e)	(2.33	)(e)	9.47	(10.72)	4,049	2.06	0.57	2.06	221
Year Ended March 31, 2007	13.06	0.02		2.01	2.03	(0.01)		(2.17)		(2.18)		12.91	16.27	6,269	2.06	0.07	2.06	196
Year Ended March 31, 2006	12.21	0.02		2.13	2.15	(0.02)		(1.28)		(1.30)		13.06	18.47	6,366	2.03	0.13	2.17	169
Real Estate 130/30 Fund(4)(5)
I Shares
Period Ended September 30, 2010∧	7.41	0.15		0.43	0.58	(0.13)		—		(0.13)		7.86	7.89	14,440	2.06	4.18	2.26	139
Year Ended March 31, 2010	4.17	0.17		3.24	3.41	(0.17)		—		(0.17)		7.41	82.75	13,493	1.28	3.20	2.80	704
Year Ended March 31, 2009	10.28	0.20		(5.94)	(5.74)	(0.22	)(d)	(0.15)		(0.37	)(d)	4.17	(56.69)	4,567	3.53	1.92	4.87	404
Period Ended March 31, 2008	10.00	0.10		0.25	0.35	(0.07)		—		(0.07)		10.28	3.47	5,173	2.48	1.74	3.42 (b)	70
A Shares
Period Ended September 30, 2010∧	7.40	0.12		0.45	0.57	(0.13)		—		(0.13)		7.84	7.64	343	2.36	3.89	2.57	139
Period Ended March 31, 2010	4.80	0.16		2.60	2.76	(0.16)		—		(0.16)		7.40	58.31	158	1.23	3.05	2.79	704

See Notes to Financial Highlights and Notes to Financial Statements.

81

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																	Ratio of
																Ratio of	Expenses to
															Ratio	net	Average Net
				Net											of	Investment	Assets
				Realized											Net	Income	(Excluding
				and				Distributions				Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from		Total		Asset			to	to	Reimbursements,
	Value,	Investment		Gains		from Net		Realized		Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital		and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Select Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2010∧	$27.79	$0.02		$(0.32)	$(0.30)	$—		$—		$—		$27.49	(1.08)%	$78,135	0.99%	0.16%	1.00%	47%
Year Ended March 31, 2010	19.74	0.04		8.03	8.07	(0.02	)(f)	—		(0.02)		27.79	40.93	114,100	0.96	0.18	0.96	65
Year Ended March 31, 2009	28.32	0.09		(8.60)	(8.51)	(0.07	)(d)	—		(0.07	)(d)	19.74	(30.06)	95,540	0.95	0.45	0.96	65
Year Ended March 31, 2008	26.92	0.08	(a)	1.35	1.43	(0.03)		—		(0.03)		28.32	5.30	96,704	0.94	0.28	0.95	62
Year Ended March 31, 2007	25.83	0.15	(a)	0.99	1.14	(0.05)		—		(0.05)		26.92	4.42	98,027	0.97	0.59	0.98	160
Year Ended March 31, 2006	24.14	—		1.82	1.82	(0.13)		—		(0.13)		25.83	7.54	74,481	1.07	0.21	1.08	82
A Shares
Period Ended September 30, 2010∧	27.47	—		(0.34)	(0.34)	—		—		—		27.13	(1.24)	590	1.29	(0.01)	1.30	47
Year Ended March 31, 2010	19.54	(0.03)		7.97	7.94	(0.01	)(f)	—		(0.01)		27.47	40.65	244	1.25	(0.10)	1.26	65
Year Ended March 31, 2009	28.06	0.02		(8.52)	(8.50)	(0.02	)(d)	—		(0.02	)(d)	19.54	(30.28)	175	1.25	0.04	1.25	65
Year Ended March 31, 2008	26.73	—	(a)	1.33	1.33	—		—		—		28.06	4.98	556	1.24	—	1.25	62
Year Ended March 31, 2007	25.67	0.07	(a)	0.99	1.06	—		—		—		26.73	4.13	371	1.28	0.26	1.29	160
Year Ended March 31, 2006	24.02	(0.05)		1.78	1.73	(0.08)		—		(0.08)		25.67	7.21	468	1.39	(0.11)	1.41	82
C Shares
Period Ended September 30, 2010∧	25.10	(0.10)		(0.29)	(0.39)	—		—		—		24.71	(1.55)	17,262	1.99	(0.80)	2.00	47
Year Ended March 31, 2010	17.99	(0.19)		7.30	7.11	—	(f)	—		—		25.10	39.52	19,040	1.96	(0.81)	1.96	65
Year Ended March 31, 2009	25.98	(0.14)		(7.85)	(7.99)	—		—		—		17.99	(30.75)	15,237	1.95	(0.59)	1.95	65
Year Ended March 31, 2008	24.93	(0.20	)(a)	1.25	1.05	—		—		—		25.98	4.21	26,596	1.95	(0.74)	1.95	62
Year Ended March 31, 2007	24.11	(0.11	)(a)	0.93	0.82	—		—		—		24.93	3.40	32,895	1.98	(0.44)	1.99	160
Year Ended March 31, 2006	22.67	(0.11)		1.57	1.46	(0.02)		—		(0.02)		24.11	6.46	48,412	2.07	(0.80)	2.08	82
Small Cap Growth Stock Fund
I Shares
Period Ended September 30, 2010∧	13.32	(0.06)		(0.11)	(0.17)	—		—		—		13.15	(1.28)	331,899	1.23	(0.90)	1.23	65
Year Ended March 31, 2010	8.52	(0.09)		4.89	4.80	—		—		—		13.32	56.34	358,947	1.22	(0.76)	1.22	103
Year Ended March 31, 2009	13.53	(0.04)		(4.97)	(5.01)	—		—		—		8.52	(37.03)	273,548	1.21	(0.30)	1.21	157
Year Ended March 31, 2008	20.61	(0.11	)(a)	(0.33)	(0.44)	—		(6.64	)(d)	(6.64	)(d)	13.53	(7.09)	490,675	1.19	(0.57)	1.20	126
Year Ended March 31, 2007	23.65	(0.11	)(a)	(1.74)	(1.85)	—		(1.19)		(1.19)		20.61	(7.80)	845,570	1.16	(0.51)	1.16	139
Year Ended March 31, 2006	19.99	(0.14	)(a)	5.46	5.32	—		(1.66)		(1.66)		23.65	27.55	1,641,681	1.17	(0.66)	1.18	98
A Shares
Period Ended September 30, 2010∧	12.59	(0.07)		(0.10)	(0.17)	—		—		—		12.42	(1.35)	10,664	1.53	(1.20)	1.53	65
Year Ended March 31, 2010	8.08	(0.12)		4.63	4.51	—		—		—		12.59	55.82	11,517	1.52	(1.06)	1.52	103
Year Ended March 31, 2009	12.88	(0.08)		(4.72)	(4.80)	—		—		—		8.08	(37.27)	8,294	1.51	(0.60)	1.51	157
Year Ended March 31, 2008	19.96	(0.16	)(a)	(0.28)	(0.44)	—		(6.64	)(d)	(6.64	)(d)	12.88	(7.33)	16,490	1.49	(0.87)	1.50	126
Year Ended March 31, 2007	23.02	(0.17	)(a)	(1.70)	(1.87)	—		(1.19)		(1.19)		19.96	(8.06)	24,320	1.46	(0.81)	1.46	139
Year Ended March 31, 2006	19.56	(0.21	)(a)	5.33	5.12	—		(1.66)		(1.66)		23.02	27.13 ##	59,896	1.51	(1.00)	1.54	98
C Shares
Period Ended September 30, 2010∧	10.98	(0.10)		(0.09)	(0.19)	—		—		—		10.79	(1.73)	8,014	2.23	(1.90)	2.23	65
Year Ended March 31, 2010	7.10	(0.17)		4.05	3.88	—		—		—		10.98	54.65	8,827	2.22	(1.76)	2.22	103
Year Ended March 31, 2009	11.38	(0.15)		(4.13)	(4.28)	—		—		—		7.10	(37.61)	6,567	2.21	(1.30)	2.21	157
Year Ended March 31, 2008	18.46	(0.27	)(a)	(0.17)	(0.44)	—		(6.64	)(d)	(6.64	)(d)	11.38	(7.98)	14,323	2.20	(1.57)	2.21	126
Year Ended March 31, 2007	21.53	(0.29	)(a)	(1.59)	(1.88)	—		(1.19)		(1.19)		18.46	(8.68)	21,545	2.16	(1.51)	2.16	139
Year Ended March 31, 2006	18.51	(0.33	)(a)	5.01	4.68	—		(1.66)		(1.66)		21.53	26.27 ##	36,242	2.18	(1.67)	2.18	98

See Notes to Financial Highlights and Notes to Financial Statements.

82

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of
												Ratio of	Expenses to
											Ratio	net	Average Net
			Net								of	Investment	Assets
			Realized								Net	Income	(Excluding
			and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Small Cap Value Equity Fund
I Shares
Period Ended September 30, 2010∧	$11.76	$0.07	$0.57	$0.64	$(0.06)	$—	$(0.06)	$12.34	5.44%	$731,210	1.20%	1.03%	1.20%	38%
Year Ended March 31, 2010	7.57	0.11	4.20	4.31	(0.12)	—	(0.12)	11.76	57.15	612,490	1.21	1.29	1.21	62
Year Ended March 31, 2009	11.17	0.16	(3.44)	(3.28)	(0.16)	(0.16)	(0.32)	7.57	(29.61)	316,142	1.21	1.61	1.22	71
Year Ended March 31, 2008	17.35	0.18	(1.65)	(1.47)	(0.17)	(4.54)	(4.71)	11.17	(11.23)	469,424	1.19	1.20	1.19	75
Year Ended March 31, 2007	20.93	0.10	1.25	1.35	(0.11)	(4.82)	(4.93)	17.35	7.41	674,619	1.18	0.55	1.18	62
Year Ended March 31, 2006	19.86	0.10	5.39	5.49	(0.10)	(4.32)	(4.42)	20.93	30.70	762,709	1.20	0.48	1.20	58
A Shares
Period Ended September 30, 2010∧	11.59	0.04	0.57	0.61	(0.04)	—	(0.04)	12.16	5.30	36,307	1.50	0.76	1.50	38
Year Ended March 31, 2010	7.47	0.07	4.15	4.22	(0.10)	—	(0.10)	11.59	56.66	17,826	1.50	1.00	1.50	62
Year Ended March 31, 2009	11.03	0.13	(3.40)	(3.27)	(0.13)	(0.16)	(0.29)	7.47	(29.83)	2,243	1.49	1.34	1.50	71
Year Ended March 31, 2008	17.20	0.14	(1.63)	(1.49)	(0.14)	(4.54)	(4.68)	11.03	(11.48)	4,887	1.44	0.94	1.44	75
Year Ended March 31, 2007	20.79	0.05	1.24	1.29	(0.06)	(4.82)	(4.88)	17.20	7.17	7,629	1.44	0.28	1.44	62
Year Ended March 31, 2006	19.75	0.06	5.36	5.42	(0.06)	(4.32)	(4.38)	20.79	30.44	5,317	1.45	0.22	1.48	58
C Shares
Period Ended September 30, 2010∧	11.15	0.01	0.55	0.56	(0.01)	—	(0.01)	11.70	4.98	21,401	2.20	0.02	2.20	38
Year Ended March 31, 2010	7.20	0.02	3.97	3.99	(0.04)	—	(0.04)	11.15	55.48	17,601	2.21	0.30	2.21	62
Year Ended March 31, 2009	10.65	0.09	(3.28)	(3.19)	(0.10)	(0.16)	(0.26)	7.20	(30.14)	11,091	1.89	0.94	1.89	71
Year Ended March 31, 2008	16.76	0.14	(1.57)	(1.43)	(0.14)	(4.54)	(4.68)	10.65	(11.41)	22,243	1.44	0.94	1.45	75
Year Ended March 31, 2007	20.39	0.05	1.20	1.25	(0.06)	(4.82)	(4.88)	16.76	7.10	35,289	1.43	0.30	1.43	62
Year Ended March 31, 2006	19.45	0.06	5.26	5.32	(0.06)	(4.32)	(4.38)	20.39	30.41	45,388	1.45	0.23	1.70	58
U.S. Equity 130/30 Fund(4)(5)
I Shares
Period Ended September 30, 2010∧	8.74	0.01	(0.08)	(0.07)	(0.01)	—	(0.01)	8.66	(0.76)	12,529	1.70	0.19	1.95	115
Year Ended March 31, 2010	5.67	0.04	3.10	3.14	(0.07)	—	(0.07)	8.74	55.52	12,481	1.90	0.65	2.67	382
Year Ended March 31, 2009	8.75	0.05	(3.08)	(3.03)	(0.05)	—	(0.05)	5.67	(34.69)	3,294	1.93	0.72	3.92	312
Period Ended March 31, 2008	10.00	0.01	(1.25)	(1.24)	(0.01)	—	(0.01)	8.75	(12.39)	4,381	1.96	0.48	3.49	87

See Notes to Financial Highlights and Notes to Financial Statements.

83

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements,
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Aggressive Growth Allocation Strategy(4)(6)
I Shares
Period Ended September 30, 2010∧	$7.43	$0.01		$(0.06)	$(0.05)	$(0.01)		$—	$(0.01)		$7.37	(0.64)%	$20,630	0.20%	0.44%	0.46%	6%
Year Ended March 31, 2010	5.06	0.10		2.36	2.46	(0.09)		—	(0.09)		7.43	48.74	22,335	—	1.41	0.33	23
Year Ended March 31, 2009	10.37	0.11		(3.68)	(3.57)	(0.13	)(d)	(1.61)	(1.74	)(d)	5.06	(35.39)	13,411	0.20	1.32	0.23	25
Year Ended March 31, 2008	13.00	0.14	(a)	(0.46)	(0.32)	(0.41)		(1.90)	(2.31)		10.37	(4.59)	28,514	0.19	1.04	0.20	46
Year Ended March 31, 2007	12.32	0.12	(a)	1.05	1.17	(0.25)		(0.24)	(0.49)		13.00	9.60	53,098	0.18	0.94	0.18	52
Year Ended March 31, 2006†	11.07	0.07	(a)	1.45	1.52	(0.14)		(0.13)	(0.27)		12.32	13.90	52,765	0.21	0.66	0.26	31
A Shares
Period Ended September 30, 2010∧	7.38	—		(0.06)	(0.06)	—		—	—		7.32	(0.80)	4,267	0.50	0.19	0.76	6
Year Ended March 31, 2010	5.04	0.07		2.34	2.41	(0.07)		—	(0.07)		7.38	48.02	2,438	—	1.03	0.63	23
Year Ended March 31, 2009	10.33	0.09		(3.66)	(3.57)	(0.11	)(d)	(1.61)	(1.72	)(d)	5.04	(35.50)	1,815	0.50	1.07	0.53	25
Year Ended March 31, 2008	12.97	0.13	(a)	(0.49)	(0.36)	(0.38)		(1.90)	(2.28)		10.33	(4.88)	3,067	0.49	0.94	0.50	46
Year Ended March 31, 2007	12.29	0.08	(a)	1.05	1.13	(0.21)		(0.24)	(0.45)		12.97	9.31	3,040	0.48	0.63	0.48	52
Year Ended March 31, 2006†	11.05	0.04	(a)	1.44	1.48	(0.11)		(0.13)	(0.24)		12.29	13.50	2,619	0.52	0.42	0.62	31
C Shares
Period Ended September 30, 2010∧	7.30	(0.02)		(0.06)	(0.08)	—		—	—		7.22	(1.10)	1,287	1.20	(0.56)	1.46	6
Period Ended March 31, 2010	5.00	0.03		2.32	2.35	(0.05)		—	(0.05)		7.30	47.14	1,554	—	0.37	1.33	23
Period Ended March 31, 2009	10.29	0.03		(3.65)	(3.62)	(0.06	)(d)	(1.61)	(1.67	)(d)	5.00	(36.04)	1,076	1.20	0.39	1.23	25
Year Ended March 31, 2008	12.98	0.04	(a)	(0.49)	(0.45)	(0.34)		(1.90)	(2.24)		10.29	(5.56)	1,767	1.19	0.27	1.21	46
Year Ended March 31, 2007	12.33	—	(a)	1.04	1.04	(0.15)		(0.24)	(0.39)		12.98	8.54	1,573	1.18	(0.03)	1.18	52
Conservative Allocation Strategy(4)(6)
I Shares
Period Ended September 30, 2010∧	11.51	0.13		0.26	0.39	(0.16)		—	(0.16)		11.74	3.38	7,928	0.20	2.31	0.59	3
Year Ended March 31, 2010	9.81	0.27		1.72	1.99	(0.28)		(0.01)	(0.29)		11.51	20.51	6,310	0.20	2.61	0.53	29
Year Ended March 31, 2009	11.11	0.44		(1.10)	(0.66)	(0.50)		(0.14)	(0.64)		9.81	(6.06)	3,778	0.20	4.08	0.36	48
Year Ended March 31, 2008	11.37	0.44		(0.10)	0.34	(0.44)		(0.16)	(0.60)		11.11	3.02	5,177	0.18	3.98	0.30	47
Year Ended March 31, 2007	11.21	0.45	(a)	0.30	0.75	(0.48)		(0.11)	(0.59)		11.37	6.91	3,362	0.20	4.00	0.32	43
Year Ended March 31, 2006†	11.09	0.34		0.20	0.54	(0.36)		(0.06)	(0.42)		11.21	4.96	3,066	0.20	3.33	0.56	29
A Shares
Period Ended September 30, 2010	11.51	0.10		0.27	0.37	(0.14)		—	(0.14)		11.74	3.22	6,636	0.50	2.00	0.88	3
Year Ended March 31, 2010	9.81	0.23		1.74	1.97	(0.26)		(0.01)	(0.27)		11.51	20.25	3,137	0.50	2.27	0.89	29
Year Ended March 31, 2009	11.12	0.41		(1.11)	(0.70)	(0.47)		(0.14)	(0.61)		9.81	(6.42)	584	0.50	3.81	0.67	48
Year Ended March 31, 2008	11.38	0.44		(0.13)	0.31	(0.41)		(0.16)	(0.57)		11.12	2.75	663	0.49	3.63	0.61	47
Year Ended March 31, 2007	11.21	0.41	(a)	0.32	0.73	(0.45)		(0.11)	(0.56)		11.38	6.64	811	0.50	3.61	0.62	43
Year Ended March 31, 2006†	11.09	0.30		0.20	0.50	(0.32)		(0.06)	(0.38)		11.21	4.63	1,324	0.53	2.85	0.83	29
C Shares
Period Ended September 30, 2010∧	11.44	0.06		0.27	0.33	(0.10)		—	(0.10)		11.67	2.91	5,911	1.20	1.32	1.59	3
Period Ended March 31, 2010	9.77	0.16		1.71	1.87	(0.19)		(0.01)	(0.20)		11.44	19.29	4,294	1.20	1.61	1.52	29
Period Ended March 31, 2009	11.09	0.31		(1.08)	(0.77)	(0.41)		(0.14)	(0.55)		9.77	(7.08)	1,973	1.20	3.17	1.37	48
Year Ended March 31, 2008	11.37	0.34		(0.11)	0.23	(0.35)		(0.16)	(0.51)		11.09	2.03	840	1.18	2.94	1.31	47
Year Ended March 31, 2007	11.20	0.34	(a)	0.31	0.65	(0.37)		(0.11)	(0.48)		11.37	5.91	792	1.20	2.99	1.32	43
Period Ended March 31, 2006†	11.08	0.26		0.20	0.46	(0.28)		(0.06)	(0.34)		11.20	4.22	835	1.03	2.39	1.59	29

See Notes to Financial Highlights and Notes to Financial Statements.

84

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning of	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Growth Allocation Strategy(4)(6)
I Shares
Period Ended September 30, 2010∧	$9.52	$0.06		$0.01	$0.07	$(0.06)	$—	$(0.06)	$9.53	0.74%	$52,590	0.20%	1.22%	0.28%	10%
Year Ended March 31, 2010	7.02	0.15		2.50	2.65	(0.15)	—	(0.15)	9.52	37.92	54,407	0.19	1.70	0.24	21
Year Ended March 31, 2009	11.31	0.23		(2.99)	(2.76)	(0.26)	(1.27)	(1.53)	7.02	(25.01)	40,472	0.20	2.41	0.21	28
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	(0.97)	(1.42)	11.31	(2.16)	69,704	0.17	2.02	0.17	50
Year Ended March 31, 2007	12.43	0.25	(a)	0.82	1.07	(0.35)	(0.26)	(0.61)	12.89	8.73	111,848	0.17	2.00	0.17	45
Year Ended March 31, 2006†	11.41	0.17	(a)	1.08	1.25	(0.23)	—	(0.23)	12.43	11.05	97,964	0.19	1.46	0.24	34
A Shares
Period Ended September 30, 2010∧	9.48	0.03		0.03	0.06	(0.04)	—	(0.04)	9.50	0.66	10,623	0.50	0.94	0.57	10
Year Ended March 31, 2010	7.00	0.13		2.48	2.61	(0.13)	—	(0.13)	9.48	37.46	3,638	0.49	1.39	0.54	21
Year Ended March 31, 2009	11.28	0.20		(2.98)	(2.78)	(0.23)	(1.27)	(1.50)	7.00	(25.21)	2,776	0.49	2.07	0.50	28
Year Ended March 31, 2008	12.87	0.20		(0.40)	(0.20)	(0.42)	(0.97)	(1.39)	11.28	(2.47)	5,031	0.47	1.62	0.47	50
Year Ended March 31, 2007	12.41	0.21	(a)	0.82	1.03	(0.31)	(0.26)	(0.57)	12.87	8.44	6,778	0.47	1.71	0.47	45
Year Ended March 31, 2006†	11.39	0.15	(a)	1.06	1.21	(0.19)	—	(0.19)	12.41	10.73	5,737	0.51	1.24	0.58	34
C Shares
Period Ended September 30, 2010∧	9.38	0.01		0.01	0.02	(0.01)	—	(0.01)	9.39	0.23	2,986	1.20	0.21	1.28	10
Year Ended March 31, 2010	6.94	0.07		2.46	2.53	(0.09)	—	(0.09)	9.38	36.53	3,234	1.19	0.69	1.24	21
Year Ended March 31, 2009	11.22	0.14		(2.98)	(2.84)	(0.17)	(1.27)	(1.44)	6.94	(25.88)	2,844	1.19	1.37	1.20	28
Year Ended March 31, 2008	12.83	0.15		(0.44)	(0.29)	(0.35)	(0.97)	(1.32)	11.22	(3.14)	5,584	1.17	1.12	1.17	50
Year Ended March 31, 2007	12.39	0.13	(a)	0.80	0.93	(0.23)	(0.26)	(0.49)	12.83	7.62	5,535	1.17	1.05	1.17	45
Period Ended March 31, 2006†	11.41	0.11	(a)	1.02	1.13	(0.15)	—	(0.15)	12.39	9.94	2,820	1.15	0.89	1.20	34
Moderate Allocation Strategy(4)(6)
I Shares
Period Ended September 30, 2010∧	9.84	0.08		0.10	0.18	(0.11)	—	(0.11)	9.91	1.87	120,167	0.20	1.78	0.23	13
Year Ended March 31, 2010	7.76	0.20		2.09	2.29	(0.21)	—	(0.21)	9.84	29.66	125,016	0.19	2.22	0.21	21
Year Ended March 31, 2009	10.38	0.29		(2.07)	(1.78)	(0.34)	(0.50)	(0.84)	7.76	(17.47)	103,606	0.20	3.11	0.21	31
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	(0.17)	(0.56)	10.38	0.30	147,784	0.17	2.87	0.17	40
Year Ended March 31, 2007	10.85	0.31	(a)	0.55	0.86	(0.37)	(0.46)	(0.83)	10.88	8.02	193,107	0.16	2.80	0.16	49
Year Ended March 31, 2006†	10.49	0.24	(a)	0.64	0.88	(0.28)	(0.24)	(0.52)	10.85	8.48	158,301	0.18	2.17	0.22	34
A Shares
Period Ended September 30, 2010∧	9.82	0.06		0.10	0.16	(0.09)	—	(0.09)	9.89	1.70	13,575	0.50	1.48	0.53	13
Year Ended March 31, 2010	7.75	0.17		2.08	2.25	(0.18)	—	(0.18)	9.82	29.23	8,615	0.49	1.91	0.51	21
Year Ended March 31, 2009	10.37	0.25		(2.06)	(1.81)	(0.31)	(0.50)	(0.81)	7.75	(17.72)	5,845	0.50	2.81	0.51	31
Year Ended March 31, 2008	10.88	0.28		(0.25)	0.03	(0.37)	(0.17)	(0.54)	10.37	(0.02)	8,632	0.47	2.59	0.48	40
Year Ended March 31, 2007	10.84	0.28	(a)	0.55	0.83	(0.33)	(0.46)	(0.79)	10.88	7.77	11,069	0.46	2.53	0.46	49
Year Ended March 31, 2006†	10.48	0.20	(a)	0.64	0.84	(0.24)	(0.24)	(0.48)	10.84	8.16	5,821	0.47	1.92	0.59	34
C Shares
Period Ended September 30, 2010∧	9.77	0.03		0.10	0.13	(0.06)	—	(0.06)	9.84	1.37	14,923	1.20	0.78	1.23	13
Year Ended March 31, 2010	7.72	0.11		2.07	2.18	(0.13)	—	(0.13)	9.77	28.31	15,431	1.19	1.21	1.21	21
Year Ended March 31, 2009	10.34	0.20		(2.07)	(1.87)	(0.25)	(0.50)	(0.75)	7.72	(18.34)	12,405	1.20	2.08	1.20	31
Year Ended March 31, 2008	10.86	0.20		(0.25)	(0.05)	(0.30)	(0.17)	(0.47)	10.34	(0.66)	20,419	1.17	1.87	1.17	40
Year Ended March 31, 2007	10.82	0.23	(a)	0.52	0.75	(0.25)	(0.46)	(0.71)	10.86	7.01	24,424	1.19	2.12	1.19	49
Period Ended March 31, 2006†	10.49	0.15	(a)	0.62	0.77	(0.20)	(0.24)	(0.44)	10.82	7.40	1,674	1.13	1.43	1.19	34

See Notes to Financial Highlights and Notes to Financial Statements.

85

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date

International Equity 130/30 Fund	I Shares	December 26, 2007
International Equity 130/30 Fund	A Shares	July 2, 2008
Real Estate 130/30 Fund	I Shares	December 26, 2007
Real Estate 130/30 Fund	A Shares	May 21, 2009
U.S. Equity 130/30 Fund	I Shares	December 26, 2007
Aggressive Growth Allocation Strategy Fund	C Shares	April 1, 2005
Conservative Allocation Strategy Fund	C Shares	April 1, 2005
Growth Allocation Strategy Fund	C Shares	April 5, 2005
Moderate Allocation Strategy Fund	C Shares	April 5, 2005

(5)	The Ratio of Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets include annualized dividend expense from securities sold short. Dividend expense for the fiscal periods listed below are as follows:

	Six Months Ended	Year Ended	Year Ended	Year Ended
	September 30, 2010	March 31, 2010	March 31, 2009	March 31, 2008

International Equity 130/30 Fund – I Shares	0.90%	1.46%	1.31%	1.74%
International Equity 130/30 Fund – A Shares	0.90%	2.02%	1.31%	N/A
Real Estate 130/30 Fund – I Shares	0.61%	0.76%	2.11%	1.03%
Real Estate 130/30 Fund – A Shares	0.61%	0.77%	N/A	N/A
U.S. Equity 130/30 Fund – I Shares	0.57%	0.60%	0.70%	0.66%

(6)	The Allocation Strategies and their shareholders indirectly bear a pro rata share of the expenses of the underlying funds. The expense ratios do not include such expense.

(a)	Per share data calculated using average shares outstanding method.

(b)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(c)	The total return shown is based on the ending net asset value calculated in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and differs from the total return shown based on the net asset value calculated for shareholder transactions.

(d)	The Large Cap Core Equity Fund, Large Cap Quantitative Equity Fund, Real Estate 130/.30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, and Aggressive Growth Allocation Strategy include per share distributions from tax return of capital of $—, $—, $(0.04), $(0.01), $(0.11) and $— respectively.

(e)	Amended from prior Financial Highlights that included a $(0.05) tax return of capital in the “Dividends from Net Investment Income” column, and was footnoted, as such, in the Notes to Financial Highlights. It was subsequently determined that there was not a return of capital and that the $(0.05) distribution was from realized capital gains and, therefore, the Distributions from Realized Capital Gains has been revised to $(2.27) per share from $(2.22) per share.

(f)	The Select Large Cap Growth Stock Fund includes per share distributions from tax return of capital of less than $0.005.

∧	Unaudited.

#	The International Equity Fund and International Equity Index Fund each had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

##	The Small Cap Growth Stock Fund’s total return includes the effect of an asset valuation adjustment as of March 31, 2006. Excluding this effect, total return would have been 27.08% and 26.21% for the A Shares and C Shares, respectively. There was no effect to the total return for I Shares.

†	Net Investment Income (Loss), Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) to Average Net Assets have been adjusted due to the reclassification of short-term gains from Net Investment Income to Net Realized and Unrealized Gains (Losses) on Investments.

Amounts Designated as “—” are $0 or have been rounded to $0.

86

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 50 funds as of September 30, 2010. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Quantitative Equity Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund offer I Shares and A Shares. The Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy offer I Shares, A Shares and C Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

Effective at the close of business on July 16, 2010, B Shares of the following funds converted into A Shares and those Funds’ B Shares are no longer available for purchase.

	Number of	Number of	Dollar Amount
Fund	B Shares Converted	A Shares Issued	of Conversion ($)

Aggressive Growth Allocation Strategy	311,668	304,663	2,057,603
Conservative Allocation Strategy	166,115	165,980	1,883,045
Growth Allocation Strategy	876,589	873,823	7,808,741
Moderate Allocation Strategy	555,122	552,349	5,218,704

The conversion of B Shares into A Shares was a non-taxable event. The amounts above are included as Cost of Shares Redeemed and Shares Redeemed for B Shares and Proceeds from Shares Issued and Shares Issued for A Shares on the Statements of Changes in Net Assets.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges, except with respect to the fees paid under the Distribution and Service Plans, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Conservative Allocation Strategy) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Conservative Allocation Strategy A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of the lesser of the original purchase price or the next calculated price after the Funds receive a redemption request, if shares are redeemed within one year of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make

87

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities and securities sold short listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for long positions and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price (long positions) or ask price (securities sold short) from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Fund’s accounting agent and may authorize the Fund’s accounting agent to utilize a pricing service approved by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser or subadviser does not authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Fund (“Trigger Points”), the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily net asset values. Recognition of net investment income by the Allocation Strategies is affected by the timing of the

88

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

declaration of dividends by the underlying securities in which the Allocation Strategies invest. Also, in addition to the Allocation Strategies direct expenses, shareholders bear a proportionate share of the underlying funds’ expenses.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.

The following is a summary of the inputs used to value the following Funds’ securities as of September 30, 2010 (amounts in thousands):

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
	Prices ($)	Inputs ($)	Inputs ($)	Total ($)

Aggressive Growth Stock Fund:
Common Stocks[1]	107,577	—	—	107,577
Money Market Fund	966	—	—	966

Total Investments	108,543	—	—	108,543

Emerging Growth Stock Fund:
Common Stocks[1]	15,493	—	—	15,493
Money Market Fund	205	—	—	205

Total Investments	15,698	—	—	15,698

International 130/30 Fund:
Foreign Common Stocks[1]	159,736	—	—	159,736
Right – Foreign[1]	—	175	—	175
Warrants[1]	—	3	—	3

Total Investments	159,736	178	—	159,914

Foreign Common Stocks Sold Short[1]	—	(36,425)	—	(36,425)
International Equity Fund:
Common Stocks[1]	2,739	—	—	2,739
Foreign Common Stocks[1]	263,667	—	—	263,667
Foreign Preferred Stock[1]	2,391	—	—	2,391
Rights – Foreign[1]	—	293	—	293

Total Investments	268,797	293	—	269,090

89

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
	Prices ($)	Inputs ($)	Inputs ($)	Total ($)

International Equity Index Fund:
Foreign Common Stocks[1]	784,855	—	—	784,855
Foreign Preferred Stocks[1]	6,770	—	—	6,770
Rights – Foreign[1]	—	893	—	893
Warrants[1]	—	12	—	12
Exchange Traded Funds	12,359	—	—	12,359

Total Investments	803,984	905	—	804,889

Large Cap Core Equity Fund:
Common Stocks[1]	414,994	—	—	414,994
Money Market Fund	17,971	.	—	17,971

Total Investments	432,965	—	—	432,965

Large Cap Growth Stock Fund:
Common Stocks[1]	441,822	—	—	441,822

Total Investments	441,822	—	—	441,822

Large Cap Quantitative Equity Fund:
Common Stocks[1]	17,370	—	—	17,370
Money Market Fund	69	—	—	69

Total Investments	17,439	—	—	17,439

Large Cap Value Equity Fund:
Common Stocks[1]	1,214,612	—	—	1,214,612
Money Market Fund	42,584	—	—	42,584

Total Investments	1,257,196	—	—	1,257,196

Mid-Cap Core Equity Fund:
Common Stocks[1]	83,786	—	—	83,786
Money Market Fund	4,165	—	—	4,165

Total Investments	87,951	—	—	87,951

Mid-Cap Value Equity Fund:
Common Stocks[1]	1,124,180	—	—	1,124,180
Money Market Fund	49,607	—	—	49,607

Total Investments	1,173,787	—	—	1,173,787

Real Estate 130/30 Fund:
Common Stocks[1]	16,026	—	—	16,026
Money Market Fund	979	—	—	979

Total Investments	17,005	—	—	17,005

Common Stocks Sold Short[1]	(1,358)	—	—	(1,358)

90

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
	Prices ($)	Inputs ($)	Inputs ($)	Total ($)

Select Large Cap Growth Stock Fund:
Common Stocks[1]	92,292	—	—	92,292
Money Market Fund	3,702	—	—	3,702

Total Investments	95,994	—	—	95,994

Small Cap Growth Stock Fund:
Common Stocks[1]	345,746	—	—	345,746
Money Market Fund	5,920	—	—	5,920

Total Investments	351,666	—	—	351,666

Small Cap Value Equity Fund:
Common Stocks[1]	769,213	—	—	769,213
Money Market Fund	31,090	—	—	31,090

Total Investments	800,303	—	—	800,303

U.S. Equity 130/30 Fund:
Common Stocks[1]	16,293	—	—	16,293
Money Market Fund	321	—	—	321

Total Investments	16,614	—	—	16,614

Common Stocks Sold Short[1]	(3,840)	—	—	(3,840)
Aggressive Growth Allocation Strategy:
Equity Funds	23,928	—	—	23,928
Exchange Traded Funds	1,703	—	—	1,703
Money Market Fund	520	—	—	520

Total Investments	26,151	—	—	26,151

Conservative Allocation Strategy:
Equity Funds	5,656	—	—	5,656
Fixed Income Funds	13,449	—	—	13,449
Exchange Traded Funds	873	—	—	873
Money Market Fund	420	—	—	420

Total Investments	20,398	—	—	20,398

Growth Allocation Strategy:
Equity Funds	43,280	—	—	43,280
Fixed Income Funds	17,888	—	—	17,888
Exchange Traded Funds	3,756	—	—	3,756
Money Market Fund	1,224	—	—	1,224

Total Investments	66,148	—	—	66,148

91

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
	Prices ($)	Inputs ($)	Inputs ($)	Total ($)

Moderate Allocation Strategy:
Equity Funds	70,275	—	—	70,275
Fixed Income Funds	68,133	—	—	68,133
Exchange Traded Funds	7,465	—	—	7,465
Money Market Fund	2,967	—	—	2,967

Total Investments	148,840	—	—	148,840

1	Please see the Schedules of Portfolio Investments for Sector or Country Classification.

As of September 30, 2010, there were no Level 3 securities in the Funds.

For the six months ended September 30, 2010, there were no securities classified as Level 3 in the Funds.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2010 from the valuation input levels used on June 30, 2010.

Accounting Pronouncements — In January 2010, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06 to Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures — Overall”. The amendment requires the disclosure of purchases, sales, issuances, and settlements in the Level 3 rollforward on a gross basis. The amendment is effective for interim fiscal periods beginning after December 15, 2010. Management is currently evaluating the impact this guidance will have on the Funds’ related disclosures.

Security Transactions and Investment Income — Security transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discount or premium during the respective holding period. Dividend income is recorded on the ex-dividend date.

Derivative and Hedging Instruments — The Funds have enhanced their disclosures about the Funds’ derivative and hedging activities, addressing how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flow.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Investment Adviser, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

As of September 30, 2010, there were no open derivative instruments on the Statements of Assets and Liabilities.

92

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The effect of derivative instruments, not accounted for as hedging instruments, on the Statements of Operations for the six months ended September 30, 2010, is presented in the table below (amounts in thousands):

			Statements of
			Operations Net
	Location of		Realized Gain	Statements of Operations
	Gain/(Loss) on		(Loss) on	Change in Unrealized
	Derivatives		Derivatives	Appreciation/Depreciation
	Recognized in		Recognized in	on Derivatives Recognized
Primary Risk Exposure	Income	Fund	Income ($)	in Income ($)

Forward Foreign Currency Contracts — Currency Exchange Rate Exposure	Net Realized Gain (Loss) from Forward Foreign Currency Contracts, Change in Unrealized Appreciation/Depreciation	International Equity 130/30 Fund	17	1
		International Equity Fund	(38)	1
	on Forward Foreign Currency Contracts	International Equity Index Fund	300	—

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Forward Foreign Currency Contracts — Certain of the Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. Forward foreign currency contracts are presented within the Fund’s Schedule of Portfolio Investments.

Real Estate Investment Trusts — Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known upon notification from issuers.

Securities Lending — Each Fund (except the Allocation Strategies) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented

93

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

Cash collateral received in connection with securities lending is invested in the RidgeWorth Funds Securities Lending Joint Account (the “joint account”) managed by RidgeWorth Capital Management, Inc. The joint account invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

The following Funds paid securities lending fees to the lending agent during the six months ended September 30, 2010, which have been netted against Income from Securities Lending on the Statement of Operations. These fees are presented below (in thousands):

Fund	Fee($)

Aggressive Growth Stock Fund	—
Emerging Growth Stock Fund	1
International Equity Fund	26
International Equity Index Fund	150
Large Cap Core Equity Fund	—
Large Cap Growth Stock Fund	—
Large Cap Value Equity Fund	—
Mid-Cap Core Equity Fund	—
Mid-Cap Value Equity Fund	1
Select Large Cap Growth Stock Fund	—
Small Cap Growth Stock Fund	6
Small Cap Value Equity Fund	32

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Short Sales — The International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations.

Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying Statement of Assets and Liabilities. A Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

94

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Funds, except for the International Equity 130/30 Fund, International Equity Fund, and the International Equity Index Fund, which distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more likely than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Management of the Funds has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include United States and certain states, as applicable, as well as certain foreign countries. As of September 30, 2010, open tax years include the tax years of March 31, 2007 through 2010. The funds have no examinations in progress and none are expected at this time.

3.	Agreements and Other Service Providers

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust, have entered into an investment advisory agreement. The subadvisers for the Funds (each a “Subadviser”) are as follows: Alpha Equity Management LLC serves as the Subadviser for the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund. Ceredex Value Advisors LLC serves as the Subadviser for the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund. Certium Asset Management LLC serves as the Subadviser for the International Equity Fund, International Equity Index Fund and Large Cap Quantitative Equity Fund. IronOak Advisors LLC serves as the Subadviser for the Large Cap Core Equity Fund and Mid-Cap Core Equity Fund. Silvant Capital Management LLC serves as the Subadviser for the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. Zevenbergen Capital Investments LLC serves as the Subadviser for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. Alpha Equity Management LLC and Zevenbergen Capital Management LLC are each minority-owned subsidiaries of the Investment Adviser. Each of the other Subadvisers are wholly-owned subsidiaries of the Investment Adviser.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee.

95

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the six months ended September 30, 2010, were as follows:

			Advisory Fees	Net Annual
	Maximum Annual	Discounted Annual	Waived/Expenses	Fees
Fund	Advisory Fee (%)*	Advisory Fee (%)*	Reimbursed (%)*	Paid (%)*

Aggressive Growth Stock Fund	1.10	1.10	—	1.10
Emerging Growth Stock Fund	1.10	1.10	(0.14)	0.96
International Equity 130/30 Fund	1.25	1.25	—	1.25
International Equity Fund	1.15	1.15	—	1.15
International Equity Index Fund	0.50	0.49	—	0.49
Large Cap Core Equity Fund	0.85	0.85	—	0.85
Large Cap Growth Stock Fund	0.97	0.97	(0.02)	0.95
Large Cap Quantitative Equity Fund	0.85	0.85	(0.11)	0.74
Large Cap Value Equity Fund	0.80	0.77	—	0.77
Mid-Cap Core Equity Fund	1.00	1.00	(0.01)	0.99
Mid-Cap Value Equity Fund	1.00	0.98	—	0.98
Real Estate 130/30 Fund	1.25	1.25	(0.10)	1.15
Select Large Cap Growth Stock Fund	0.85	0.85	(0.01)	0.84
Small Cap Growth Stock Fund	1.15	1.15	—	1.15
Small Cap Value Equity Fund	1.15	1.13	—	1.13
U.S. Equity 130/30 Fund	1.10	1.10	(0.14)	0.96
Aggressive Growth Allocation Strategy	0.10	0.10	(0.13)	—
Conservative Allocation Strategy	0.10	0.10	(0.21)	—
Growth Allocation Strategy	0.10	0.10	(0.04)	0.06
Moderate Growth Allocation Strategy	0.10	0.10	(0.01)	0.09

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0% or have been rounded to 0%.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2011, to waive fees and/or reimburse each of the following Funds to the extent necessary to maintain each Fund’s Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

		Total Annual
		Operating
Fund		Expenses (%)

Emerging Growth Stock Fund*	I Shares	1.24
Emerging Growth Stock Fund*	A Shares	1.54
International Equity 130/30 Fund	I Shares	1.55
International Equity 130/30 Fund	A Shares	1.85
Real Estate 130/30 Fund	I Shares	1.45
Real Estate 130/30 Fund	A Shares	1.75
U.S. Equity 130/30 Fund	I Shares	1.30
Large Cap Quantitative Equity Fund*	I Shares	0.97
Large Cap Quantitative Equity Fund*	A Shares	1.22
Aggressive Growth Allocation Strategy	I Shares	0.20
Aggressive Growth Allocation Strategy	A Shares	0.50
Aggressive Growth Allocation Strategy	B Shares**	0.95

96

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

		Total Annual
		Operating
Fund		Expenses (%)

Aggressive Growth Allocation Strategy	C Shares	1.20
Conservative Allocation Strategy	I Shares	0.20
Conservative Allocation Strategy	A Shares	0.50
Conservative Allocation Strategy	B Shares**	0.95
Conservative Allocation Strategy	C Shares	1.20
Growth Allocation Strategy	I Shares	0.20
Growth Allocation Strategy	A Shares	0.50
Growth Allocation Strategy	B Shares**	0.95
Growth Allocation Strategy	C Shares	1.20
Moderate Allocation Strategy	I Shares	0.20
Moderate Allocation Strategy	A Shares	0.50
Moderate Allocation Strategy	B Shares**	0.95
Moderate Allocation Strategy	C Shares	1.20

*	Contractual Expense Caps for the Emerging Growth Stock Fund and the Large Cap Quantitative Equity Fund became effective August 1, 2010.

**	Effective July 16, 2010, B Shares of each of the Allocation Strategies merged into A Shares.

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Annual Operating Expenses identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Annual Operating Expenses in place at that time. During the six months ended September 30, 2010, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2010, the cumulative potential recoupment based on contractual reimbursements within three years from the date of the corresponding Expense Limitation Agreement after reduced by amounts forfeited during the six months ended are as follows (in thousands):

	Expires
Fund	2011 ($)	2012 ($)	2013 ($)	2014 ($)

Emerging Growth Stock Fund	—	—	—	6
Large Cap Quantitative Equity Fund	—	—	—	6
Real Estate 130/30 Fund	11	60	52	14
U.S. Equity 130/30 Fund	19	72	53	18
Aggressive Growth Allocation Strategy	—	1	28	34
Conservative Allocation Strategy	8	12	39	35
Growth Allocation Strategy	—	4	21	27
Moderate Allocation Strategy	—	—	3	21

Amounts designated as “—” are $0 or have been rounded to $0.

During the six months ended September 30, 2010, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $3,057 per class annually, applicable to each additional class of shares over 145 classes of shares.

97

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has also separately agreed to provide, for the benefit of shareholders, annual fee waivers and certain administrative services at an annual value of $950,000. Such payments and fee waivers will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum, subject to a minimum annual fee of $172,000 for its services.

In addition, with respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. Certain fees under this plan were voluntarily waived during the six months ended September 30, 2010. Recoupment of such voluntarily waived fees will be made only upon certain conditions agreed upon by the Board. These fees, expressed as a percentage of average daily net assets, for the six months ended September 30, 2010, were as follows:

	Board	Board	Board
	Approved	Approved	Approved
	and Charged	and Charged	and Charged
	A Share	B Share	C Share
	Distribution	Distribution	Distribution
	and Service	and Service	and Service
Fund	Fee (%)	Fee (%)	Fee (%)

Aggressive Growth Stock Fund	0.30	N/A	N/A
Emerging Growth Stock Fund	0.30	N/A	N/A
International Equity 130/30 Fund	0.30	N/A	N/A
International Equity Fund	0.30	N/A	N/A
International Equity Index Fund	0.30	N/A	N/A
Large Cap Core Equity Fund	0.25	N/A	1.00
Large Cap Growth Stock Fund	0.30	N/A	1.00
Large Cap Quantitative Equity Fund	0.25	N/A	N/A
Large Cap Value Equity Fund	0.30	N/A	1.00
Mid-Cap Core Equity Fund	0.30	N/A	1.00
Mid-Cap Value Equity Fund	0.30	N/A	1.00
Real Estate 130/30 Fund	0.30	N/A	N/A
Select Large Cap Growth Stock Fund	0.30	N/A	1.00
Small Cap Growth Stock Fund	0.30	N/A	1.00
Small Cap Value Equity Fund	0.30	N/A	1.00
U.S. Equity 130/30 Fund	0.30	N/A	N/A
Aggressive Growth Allocation Strategy*	0.30	0.75	1.00
Conservative Allocation Strategy*	0.30	0.75	1.00
Growth Allocation Strategy*	0.30	0.75	1.00
Moderate Allocation Strategy*	0.30	0.75	1.00

*	Effective July 16, 2010, B Shares of each of the Allocation Strategies merged into A Shares.

Shareholder Servicing Plan — The International Equity Index Fund has adopted a Shareholder Servicing Plan for the I Shares and A Shares. The Fund pays financial institutions for shareholder support services they provide, at a rate of up to 0.15% of the average daily net assets of the Fund’s I Shares or A Shares, as applicable. The services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

98

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Custodian Agreements — SunTrust Bank acts as custodian for the Funds, except for the International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, which have appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the Trust are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer and an additional fee for each meeting attended plus reimbursement for certain expenses incurred.

Trustees receive an additional fee for attendance at committee meetings. As of September 30, 2010, retainer and meeting fees were as follows:

	Chairman ($)	Trustee ($)

Annual Retainer	100,000	80,000
Regular Meeting Fee	7,500	6,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

Effective November 10, 2010, the Board approved a 5% increase across all fee elements.

The Investment Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $1,080,000 for these services. During the six months ended September 30, 2010, the Investment Adviser was paid $540,000 for these services. In addition, the Administrator provides staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and receives an annual fee of $171,485 for providing these services. The fees above are allocated based on average daily net assets of the Trust and are reflected on the Statements of Operations as “Compliance Services Fees”.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust, to act as an agent in placing repurchase agreements for the Trust. For the six months ended September 30, 2010, SunTrust Robinson Humphrey, Inc. did not receive any payments from the Funds.

99

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the six months ended September 30, 2010, were as follows (in thousands):

		Sales and
Fund	Purchases ($)	Maturities ($)

Aggressive Growth Stock Fund	17,972	25,245
Emerging Growth Stock Fund	5,391	11,541
International Equity 130/30 Fund	421,200	419,703
International Equity Fund	83,341	89,101
International Equity Index Fund	133,363	148,857
Large Cap Core Equity Fund	195,628	214,668
Large Cap Growth Stock Fund	87,596	143,824
Large Cap Quantitative Equity Fund	42,179	45,058
Large Cap Value Equity Fund	673,560	740,758
Mid-Cap Core Equity Fund	27,810	38,441
Mid-Cap Value Equity Fund	1,164,505	834,795
Real Estate 130/30 Fund	21,767	20,165
Select Large Cap Growth Stock Fund	49,481	83,591
Small Cap Growth Stock Fund	226,952	253,309
Small Cap Value Equity Fund	358,020	252,471
U.S. Equity 130/30 Fund	18,055	18,045
Aggressive Growth Allocation Strategy	1,668	2,943
Conservative Allocation Strategy	5,099	476
Growth Allocation Strategy	6,682	8,282
Moderate Allocation Strategy	19,345	23,660

5.	Federal Tax Information

At September 30, 2010, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross

100

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

unrealized appreciation and depreciation for securities held by the Funds at September 30, 2010, were as follows (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	(Depreciation) ($)	(Depreciation) ($)

Aggressive Growth Stock Fund	65,930	44,723	(2,110)	42,613
Emerging Growth Stock Fund	10,229	5,818	(349)	5,469
International Equity 130/30 Fund	119,990	10,519	(7,020)	3,499
International Equity Fund	238,405	51,932	(21,247)	30,685
International Equity Index Fund	618,480	244,486	(58,043)	186,443
Large Cap Core Equity Fund	377,918	67,540	(12,493)	55,047
Large Cap Growth Stock Fund	332,351	122,904	(13,433)	109,471
Large Cap Quantitative Equity Fund	17,090	622	(273)	349
Large Cap Value Equity Fund	1,141,240	140,799	(24,843)	115,956
Mid-Cap Core Equity Fund	74,676	16,404	(3,129)	13,275
Mid Cap Value Equity Fund	1,129,067	78,525	(33,805)	44,720
Real Estate 130/30 Fund	13,808	2,490	(651)	1,839
Select Large Cap Growth Stock Fund	76,267	20,999	(1,272)	19,727
Small Cap Growth Stock Fund	296,811	71,983	(17,128)	54,855
Small Cap Value Equity Fund	717,568	105,458	(22,723)	82,735
U.S. Equity 130/30 Fund	12,485	1,442	(1,153)	289
Aggressive Growth Allocation Strategy	25,397	2,132	(1,378)	754
Conservative Allocation Strategy	19,288	1,569	(459)	1,110
Growth Allocation Strategy	61,541	6,576	(1,969)	4,607
Moderate Allocation Strategy	138,661	13,131	(2,952)	10,179

The tax character of distributions paid to shareholders during the period ended March 31, 2010 was as follows (in thousands):

	Distributions paid from
	Net	Net Long
	Investment	Term Capital	Return of	Total Distributions
Fund	Income ($)	Gains ($)	Capital ($)	Paid ($)*

International Equity 130/30 Fund	1,935	—	—	1,935
International Equity Fund	1,609	—	—	1,609
International Equity Index Fund	27,429	—	—	27,429
Large Cap Core Equity Fund	4,844	—	—	4,844
Large Cap Growth Stock Fund	807	—	—	807
Large Cap Quantitative Equity Fund	472	—	—	472
Large Cap Value Equity Fund	21,138	—	—	21,138
Mid-Cap Core Equity Fund	538	—	—	538
Mid-Cap Value Equity Fund	7,088	—	—	7,088
Real Estate 130/30 Fund	272	—	—	272
Select Large Cap Growth Stock Fund	100	—	3	103
Small Cap Value Equity Fund	6,223	—	—	6,223
U.S. Equity 130/30 Fund	70	—	—	70
Aggressive Growth Allocation Strategy	307	—	—	307
Conservative Allocation Strategy	292	2	—	294
Growth Allocation Strategy	1,028	—	—	1,028
Moderate Allocation Strategy	3,142	—		3,142

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

101

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

As of March 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Appreciation/	Earnings
Fund	Income ($)	Capital Gains ($)	Earnings ($)	Other Losses ($)**	(Depreciation) ($)***	(Deficit) ($)

Aggressive Growth Stock Fund	—	—	—	(49,592)	41,478	(8,114)
Emerging Growth Stock Fund	—	—	—	(27,087)	7,046	(20,041)
International Equity 130/30 Fund	187		187	(26,288)	952	(25,149)
International Equity Fund	3,518	—	3,518	(321,195)	39,466	(278,211)
International Equity Index Fund	3,093	—	3,093	(96,107)	205,075	112,061
Large Cap Core Equity Fund	—	—	—	(262,299)	92,779	(169,520)
Large Cap Growth Stock Fund	22	—	22	(52,239)	123,231	71,014
Large Cap Quantitative Equity Fund	—	—	—	(34,174)	1,714	(32,460)
Large Cap Value Equity Fund	—	—	—	(287,004)	225,383	(61,621)
Mid-Cap Core Equity Fund	—	—	—	(20,691)	16,240	(4,451)
Mid-Cap Value Equity Fund	10,574	—	10,574	—	105,992	116,566
Real Estate 130/30 Fund	650	52	702	(1,071)	1,688	1,319
Select Large Cap Growth Stock Fund	—	—	—	(25,026)	30,138	5,112
Small Cap Growth Stock Fund	—	—	—	(113,393)	92,925	(20,468)
Small Cap Value Equity Fund	172	—	172	(59,604)	79,635	20,203
U.S. Equity 130/30 Fund	110	—	110	(320)	634	424
Aggressive Growth Allocation Strategy	—	—	—	(1,042)	735	(307)
Conservative Allocation Strategy	51	—	51	(47)	722	726
Growth Allocation Strategy	61	—	61	(3,685)	4,263	639
Moderate Allocation Strategy	398	—	398	(4,694)	8,043	3,747

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of March 31, 2010, unexpired capital loss carryforwards were as follows (in thousands):

	Expires
Fund	2011 ($)	2012 ($)	2013 ($)	2017 ($)		2018 ($)

Aggressive Growth Stock Fund	—	—	—	15,692		33,900
Emerging Growth Stock Fund	—	—	—	6,205		20,882
International Equity 130/30 Fund	—	—	—	19,845		4,710
International Equity Fund	—	—	—	89,645		231,346
International Equity Index Fund	6,883	9,214	3,137	28,998		47,187
Large Cap Core Equity Fund	—	—	—	126,964		135,335
Large Cap Growth Stock Fund	—	—	—	44,253		7,986
Large Cap Quantitative Equity Fund	—	—	—	18,994		15,180
Large Cap Value Equity Fund	—	—	—	164,462		122,542
Mid-Cap Core Equity Fund	—	—	—	1,704		18,987
Real Estate 130/30 Fund	—	—	—	290	*	781
Select Large Cap Growth Stock Fund	9,527	4,517	—	4,517		10,982
Small Cap Growth Stock Fund	—	—	—	23,892		89,501
Small Cap Value Equity Fund	—	—	—	15,804		42,847

102

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

	Expires
Fund	2011 ($)	2012 ($)	2013 ($)	2017 ($)	2018 ($)

U.S. Equity 130/30 Fund	—	—	—	320	—
Aggressive Growth Allocation Strategy	—	—	—	—	1,042
Growth Allocation Strategy	—	—	—	—	3,583
Moderate Allocation Strategy	—	—	—	714	3,780

*	As of March 31, 2009, the Fund had capital loss carryforwards and Post October Losses subject to certain limitations on availability to offset future capital gains, if any, as the result of a change of control, as defined in the Internal Revenue Code.

***	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

Amounts designated as “—” are $0 or have been rounded to $0.

During the year ended March 31, 2010, the Mid-Cap Value Equity Fund, U.S. Equity 130/30 Fund, Conservative Allocation Strategy Fund utilized $65,503, $384, $75 respectively, in thousands, in capital loss carryforwards.

The Aggressive Growth Fund and Select Large Cap Growth Fund had $1,276 and $52,653, in thousands, of capital loss carryforwards expire in fiscal 2010. Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy have incurred and will elect to defer $—, $—, $1,054, $202, $687, $—, $—, $—, $—, $—, $—, $—, $—, $953, $—, $—, $47, $102 and $200, respectively, in thousands, in capital losses. The International Equity 130/30 Fund has incurred after October 31 and will elect to defer $680, in thousands, in foreign currency losses.

6.	Risks

Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with these Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Real Estate 130/30 Fund invests a substantial portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by that Fund.

Please refer to the Prospectus for a complete description of risks associated with the Funds.

7.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined that, except as set forth below, there are no material events that would require disclosure in the Funds’ financial statements through this date.

103

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

State Street Bank and Trust Company (“State Street Bank”), 200 Clarendon Street, P.O. Box 642, Boston, MA, 02117-0642 serves as the fund accounting agent and custodian for the Trust pursuant to a Custodian Agreement dated August 30, 2010. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank is paid on the basis of net assets and transaction costs of the Funds.

Effective October 1, 2010 for the Large Cap Core Equity Fund, Mid-Cap Core Equity Fund, Large Cap Growth Equity Stock Fund, Select Large Cap Growth Stock Fund, and Small Cap Growth Stock Fund; effective October 18, 2010 for the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Small Cap Value Equity Fund, and U.S. Equity 130/30 Fund; effective October 25, 2010 for the International Equity Index Fund; and effective November 1, 2010 for the International Equity Fund, Large Cap Quantitative Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, and Moderate Allocation Strategy; State Street Bank & Trust Company will serve as the Trust’s Administrator and will provide administrative, fund accounting, transfer agent and shareholder services to these Funds of the Trust.

Effective October 1, 2010, Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Treasurer to the Trust under a PFO/Treasurer Services Agreement.

The Investment Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff that assists the Trust’s Chief Compliance Officer (“CCO”). The Investment Adviser receives an annual fee approved by the Trustees for these services. On or about October 2010, Foreside Compliance Services, LLC (“FCS”) provides (i) the individual that serves as the Trust’s CCO, and supporting personnel, at a rate of $23,000 per month pursuant to a Fund Compliance Services Agreement; (ii) personnel to assist the compliance staff provided to the Trust by the Investment Adviser, particularly in connection with oversight of the Trust’s service providers, pursuant to a CCO Support Services Agreement at a rate of $5,000 per month, and (iii) an Anti-Money Laundering Officer and Identity Theft Prevention Officer to the Trust (“AML Officer”) under an AML Services Agreement. FCS does not receive additional compensation for the services of the AML Officer. The fees above are allocated based on average daily net assets of the Trust. Neither FCS nor FMS, nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Funds.

Effective October 25, 2010 Boston Financial Data Services, Inc. serves as the transfer agent to the Trust.

104

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Information pertaining to the Independent Trustees of the Trust is set forth below.

				Number of
		Term of		Portfolios
Name, Business	Position	Office and	Principal	in Fund	Other
Address, State of	Held With	Length of	Occupation(s)	Complex	Directorships
Residence and Age	Trust	Time Served	During the Past 5 Years	Overseen	Held
Jeffrey M. Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 60	Trustee	Indefinite; since January 2007	Retired. Chief Operating Officer, Cedar Brook Financial Partners LLC (March 2008-January 2010). Retired (2006- March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	50	GenSpring Trust.

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta.	50	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.; Acuity Brands, Inc.; GenSpring Trust.

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 61	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	50	Total System Services, Inc.; GenSpring Trust.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 69	Trustee	Indefinite; since November 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	50	WellPoint, Inc.; UniSource Energy Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 52	Trustee	Indefinite; since May 2005	Vice President, Chief of Internal Audit, Corporate Audit Department (August 2009-Present), Vice President Global Finance Transformation (March 2007-July 2009), Vice President and Controller (1999- February 2007), The Coca-Cola Company.	50	None

Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 68	Trustee	Indefinite; since November 2001	Chairman Emeritus, Haverty Furniture Companies (March 2010-present), Chairman Havertys Furniture Companies (2001-March 2010).	50	Crawford & Co.; Haverty Furniture Companies.

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 75	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting).	50	None

105

Term of Office
Name, Address	Position(s) Held	and Length	Principal Occupation(s)
and Age	with Trust	of Time Served	During the Past 5 Years
OFFICERS:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 37	President and Chief Executive Officer*	One year; since June 2007	Managing Director, Product Manager, RidgeWorth Investments, (since 2004); Relationship Manager, SEI Investments (financial services) (1994-2004).

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 47	Vice President; Chief Compliance Officer*	One year; since May 2008	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments.

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 42	Vice President; Deputy Chief Compliance Officer*	One year; since May 2008	Director, RidgeWorth Capital Management, Inc. (since May 2008); Employee of BB&T Asset Management, Inc. (2007-May 2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007).

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 46	Treasurer; Chief Financial Officer; Chief Accounting Officer*	One year; since March 2007	Senior Vice President, Fund Administration Citi Fund Services Ohio, Inc.

Jennifer A. English 100 Summer Street Suite 1500 Boston, MA 02110 Age: 38	Secretary; Chief Legal Officer*	One year; since February 2010	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (2005-present); Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005).

Danio Mastropieri 100 Summer Street Suite 1500 Boston, MA 02110 Age: 37	Assistant Secretary*	One year; since February 2010	Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (2007-present); Senior Regulatory Administration Specialist, PFPC, Inc. (2004-2007).

*	Effective October or November 2010, the following individuals began to serve in their respective positions with the Trust:

Term of Office
Name, Address	Position(s) Held	and Length	Principal Occupation(s)
and Age	with Trust	of Time Served	During the Past 5 Years
OFFICERS:
William R. Royer Foreside Compliance Services, LLC 10 High Street Suite 302A Boston, MA 02110 Age: 47	Chief Compliance Officer	One year; since October 2010	President, Foreside Compliance Services, LLC (November 2009-present); Acting General Counsel, Baring Asset Management, Inc. (December 2007-May 2008) and General Counsel and Member, Grantham, Mayo, Van Otterloo & Co., LLC (February 1995-March 2005).

Cynthia L. Morse-Griffin Foreside Management Services, LLC Three Canal Plaza Suite 100 Portland, ME 04101 Age: 34	Treasurer; Chief Financial Officer and Chief Accounting Officer	One year; since October 2010	Fund Principal Financial Officer, Foreside Management Services, LLC (2008-present); Assistant Vice President, Citigroup Fund Services, LLC (2001-2008).

Julie A. Tedesco State Street Bank and Trust Co. 4 Copley Place, 5th Fl. MailStop: 0326 Boston, MA 02116 Age: 53	Secretary and Chief Legal Officer	One year; since November 2010	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2000-Present).**

Odeh L. Stevens State Street Bank and Trust Co. Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116 Age: 42	Assistant Secretary	One year; since November 2010	Vice President and Counsel, State Street Bank and Trust Company, since 2005; Legal Product Manager, Fidelity Investments (2000-2005).

James M. Atwood Foreside Compliance Services, LLC Three Canal Plaza Suite 100 Portland, ME 04101 Age: 46	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since October 2010	Compliance Analyst, Foreside Compliance Services, LLC (2007-present); personal sabbatical (2004-2007); Attorney, Pierce Atwood (law firm) (2001-2004).

Alan Otis State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 39	Assistant Treasurer	One year; since October 2010	Vice President, State Street Bank and Trust Company (1995-present).**

James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 35	Assistant Treasurer	One year; since October 2010	Assistant Vice President, State Street Bank and Trust Company (2001-pesent).**

106

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

**	During the period indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

107

ADDITIONAL INFORMATION
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Expenses Paid	Expense Ratio
		Beginning	Ending	During Period*	During Period**
		Account Value	Account Value	04/01/10-	04/01/10-
Fund	Class	04/01/10 ($)	09/30/10 ($)	09/30/10 ($)	09/30/10 (%)

Aggressive Growth Stock Fund	I Shares	1,000.00	1,045.90	6.21	1.21
	A Shares	1,000.00	1,044.40	7.74	1.51
Emerging Growth Stock Fund	I Shares	1,000.00	1,114.00	6.52	1.23
	A Shares	1,000.00	1,112.80	8.10	1.53
International Equity 130/30 Fund***	I Shares	1,000.00	1,003.00	7.08	1.41
	A Shares	1,000.00	1,001.50	8.53	1.70
International Equity Fund	I Shares	1,000.00	1,001.90	6.52	1.30
	A Shares	1,000.00	1,000.00	7.97	1.59
International Equity Index Fund	I Shares	1,000.00	992.10	3.20	0.64
	A Shares	1,000.00	990.50	4.69	0.94
Large Cap Core Equity Fund	I Shares	1,000.00	967.60	4.59	0.93
	A Shares	1,000.00	966.10	5.82	1.18
	C Shares	1,000.00	962.60	9.50	1.93
Large Cap Growth Stock Fund	I Shares	1,000.00	994.90	5.10	1.02
	A Shares	1,000.00	993.30	6.60	1.32
	C Shares	1,000.00	989.90	10.08	2.02
Large Cap Quantitative Equity Fund	I Shares	1,000.00	983.80	4.82	0.97
	A Shares	1,000.00	983.50	6.12	1.23
Large Cap Value Equity Fund	I Shares	1,000.00	986.20	4.13	0.83
	A Shares	1,000.00	984.90	5.62	1.13
	C Shares	1,000.00	981.40	9.09	1.83
Mid-Cap Core Equity Fund	I Shares	1,000.00	1,026.70	5.84	1.15
	A Shares	1,000.00	1,025.60	7.36	1.45
	C Shares	1,000.00	1,021.60	10.90	2.15
Mid-Cap Value Equity Fund	I Shares	1,000.00	988.20	5.13	1.03
	A Shares	1,000.00	986.20	6.62	1.33
	C Shares	1,000.00	983.20	10.09	2.03
Real Estate 130/30 Fund***	I Shares	1,000.00	1,078.90	7.56	1.45
	A Shares	1,000.00	1,076.40	9.11	1.75
Select Large Cap Growth Stock Fund	I Shares	1,000.00	989.20	4.94	0.99
	A Shares	1,000.00	987.60	6.43	1.29
	C Shares	1,000.00	984.50	9.90	1.99
Small Cap Growth Stock Fund	I Shares	1,000.00	987.20	6.13	1.23
	A Shares	1,000.00	986.50	7.62	1.53
	C Shares	1,000.00	982.70	11.08	2.23
Small Cap Value Equity Fund	I Shares	1,000.00	1,054.40	6.18	1.20
	A Shares	1,000.00	1,053.00	7.72	1.50
	C Shares	1,000.00	1,049.80	11.30	2.20
U.S. Equity 130/30 Fund***	I Shares	1,000.00	992.40	5.64	1.13

108

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

				Expenses Paid	Expense Ratio
		Beginning	Ending	During Period*	During Period**
		Account Value	Account Value	04/01/10-	04/01/10-
Fund	Class	04/01/10 ($)	09/30/10 ($)	09/30/10 ($)	09/30/10 (%)

Aggressive Growth Allocation Strategy Fund	I Shares	1,000.00	993.60	1.00	0.20
	A Shares	1,000.00	992.00	2.50	0.50
	C Shares	1,000.00	989.00	5.98	1.20
Conservative Allocation Strategy Fund	I Shares	1,000.00	1,033.80	1.02	0.20
	A Shares	1,000.00	1,032.20	2.55	0.50
	C Shares	1,000.00	1,029.10	6.10	1.20
Growth Allocation Strategy Fund	I Shares	1,000.00	1,007.40	1.01	0.20
	A Shares	1,000.00	1,006.60	2.52	0.50
	C Shares	1,000.00	1,002.30	6.02	1.20
Moderate Allocation Strategy Fund	I Shares	1,000.00	1,018.70	1.01	0.20
	A Shares	1,000.00	1,017.00	2.53	0.50
	C Shares	1,000.00	1,013.70	6.06	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	Excludes impact of dividend expense and transactions costs on securities sold short.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid	Expense Ratio
		Beginning	Ending	During Period*	During Period**
		Account Value	Account Value	04/01/10-	04/01/10-
Fund	Class	04/01/10 ($)	09/30/10 ($)	09/30/10 ($)	09/30/10 (%)

Aggressive Growth Stock Fund	I Shares	1,000.00	1,019.00	6.12	1.21
	A Shares	1,000.00	1,017.50	7.64	1.51
Emerging Growth Stock Fund	I Shares	1,000.00	1,018.90	6.23	1.23
	A Shares	1,000.00	1,017.40	7.74	1.53
International Equity 130/30 Fund***	I Shares	1,000.00	1,013.49	7.13	1.41
	A Shares	1,000.00	1,012.03	8.59	1.70
International Equity Fund	I Shares	1,000.00	1,018.55	6.58	1.30
	A Shares	1,000.00	1,017.10	8.04	1.59
International Equity Index Fund	I Shares	1,000.00	1,021.86	3.24	0.64
	A Shares	1,000.00	1,020.36	4.76	0.94
Large Cap Core Equity Fund	I Shares	1,000.00	1,020.41	4.71	0.93
	A Shares	1,000.00	1,019.15	5.97	1.18
	C Shares	1,000.00	1,015.39	9.75	1.93
Large Cap Growth Stock Fund	I Shares	1,000.00	1,019.95	5.16	1.02
	A Shares	1,000.00	1,018.45	6.68	1.32
	C Shares	1,000.00	1,014.94	10.20	2.02
Large Cap Quantitative Equity Fund	I Shares	1,000.00	1,020.21	4.91	0.97
	A Shares	1,000.00	1,018.90	6.23	1.23
Large Cap Value Equity Fund	I Shares	1,000.00	1,020.91	4.20	0.83
	A Shares	1,000.00	1,019.40	5.72	1.13
	C Shares	1,000.00	1,015.89	9.25	1.83

109

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

				Expenses Paid	Expense Ratio
		Beginning	Ending	During Period*	During Period**
		Account Value	Account Value	04/01/10-	04/01/10-
Fund	Class	04/01/10 ($)	09/30/10 ($)	09/30/10 ($)	09/30/10 (%)

Mid-Cap Core Equity Fund	I Shares	1,000.00	1,019.30	5.82	1.15
	A Shares	1,000.00	1,017.80	7.33	1.45
	C Shares	1,000.00	1,014.29	10.86	2.15
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,019.90	5.22	1.03
	A Shares	1,000.00	1,018.40	6.73	1.33
	C Shares	1,000.00	1,014.89	10.25	2.03
Real Estate 130/30 Fund***	I Shares	1,000.00	1,014.74	7.33	1.45
	A Shares	1,000.00	1,013.24	8.85	1.75
Select Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.10	5.01	0.99
	A Shares	1,000.00	1,018.60	6.53	1.29
	C Shares	1,000.00	1,015.09	10.05	1.99
Small Cap Growth Stock Fund	I Shares	1,000.00	1,018.90	6.23	1.23
	A Shares	1,000.00	1,017.40	7.74	1.53
	C Shares	1,000.00	1,013.89	11.26	2.23
Small Cap Value Equity Fund	I Shares	1,000.00	1,019.05	6.07	1.20
	A Shares	1,000.00	1,017.55	7.59	1.50
	C Shares	1,000.00	1,014.04	11.11	2.20
U.S. Equity 130/30 Fund***	I Shares	1,000.00	1,015.29	5.64	1.13
Aggressive Growth Allocation Strategy Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
	C Shares	1,000.00	1,019.05	6.07	1.20
Conservative Allocation Strategy Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
	C Shares	1,000.00	1,019.05	6.07	1.20
Growth Allocation Strategy Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
	C Shares	1,000.00	1,019.05	6.07	1.20
Moderate Allocation Strategy Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
	C Shares	1,000.00	1,019.05	6.07	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	Excludes impact of dividend expense and transactions cost on securities sold short.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

110

Investment Adviser:

RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
www.ridgeworth.com

Investment Subadvisers:

Alpha Equity Management LLC	IronOak Advisors LLC
90 State House Square, Suite 1100	919 East Main Street, 15th Floor
Hartford, CT 06103	Richmond, VA 23219
www.alphaequityllc.com	www.ironoakadvisors.com

Ceredex Value Advisors LLC	Silvant Capital Management LLC
Lincoln Plaza, Suite 1600	50 Hurt Plaza, Suite 1500
300 South Orange Avenue	Atlanta, GA 30303
Orlando, FL 32801	www.silvantcapital.com
www.ceredexvalue.com
Zevenbergen Capital Investments LLC
Certium Asset Management LLC	601 Union Street, Suite 4600
50 Hurt Plaza, Suite 1400	Seattle, Washington 98101
Atlanta, GA 30303	www.zci.com
www.certiumllc.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC
Not FDIC Insured • No Bank Guarantee • May Lose Value
Collective Strength. Individual Insight.
Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments

Collective Strength. Individual Insight.
2010 Semi-Annual Report
Fixed Income Funds
September 30, 2010

RIDGEWORTH FUNDS September 30, 2010

Letter to Shareholders	1

Industry Allocation	3

Schedules of Portfolio Investments	6

Statements of Assets and Liabilities	130

Statements of Operations	134

Statements of Changes in Net Assets	138

Financial Highlights	152

Notes to Financial Statements	162

Trustees and Officers of the RidgeWorth Funds	184

Additional Information	187

LETTER TO SHAREHOLDERS
September 30, 2010
Dear Valued RidgeWorth Funds Shareholder:
Six months have passed since our last update to you on the economy and the financial markets. At that time we were pleased to report that the economy was recovering from the most severe recession in our modern history and that equity markets rebounded sharply from a painful bear market. But in our examination, we also pointed to headwinds that might make for a more challenging economy and market going forward. So we would like to provide you with our analysis of the events of the past half year and on market performance, and then share our thoughts on what we might expect in the months ahead.
The Great Recession, as it is often called, ended in June 2009 according to business cycle experts, but the first year of recovery was relatively weak by historical standards. Indeed, compared to the previous seven recoveries going back a half century, the economy expanded at only two-thirds the pace of the average first year of recovery. The sluggish pace of growth felt even worse because much of the weakness was concentrated in consumer spending, which recovered at less than half the normal rate. A weak job market, high unemployment, and the hangover of excessive debt growth have been key factors holding back the consumer in this recovery. The weak housing market and impaired state and local government finances also contributed to the difficulty returning to some semblance of normal.
There were some things going right for the economy, and much of that was correctly anticipated by and captured in last year’s strong equity market rebound. We know that businesses were both quick and aggressive in cutting overhead and capacity during the downturn in order to restore profitability. Earnings growth returned and companies took a portion of the profits to invest in new equipment, which grew at an above-average pace in the first year of the recovery. International trade, exports and imports, also expanded at an above-normal pace.
But as we pointed out in our last letter to you, economic headwinds primarily related to the unwinding of excess indebtedness and the continued weakness in home values, weighed on the recovery and began to sap its momentum during the spring and summer so that second quarter Gross Domestic Product1 growth slowed to just a 1.7% annual rate; just half the long-term average. Inflation remained low despite massive stimulative efforts by the Federal Reserve (the “Fed”) and the federal government. By the end of September, the Federal Reserve Board’s Federal Open Market Committee concluded that the pace of recovery was too slow and that inflation was too low relative to its policy mandates, paving the way for a possible second round of Treasury bond purchases, commonly referred to as quantitative easing, and the value of the dollar fell.
The equity markets were largely range-bound during this period. Stocks advanced in April only to fall back in May and June, recover in July, decline in August, and rise again in September. From point-to-point, the S&P 5002 slipped 1.4% on a total return basis between March 31st and September 30th. Small-cap stocks edged up 0.3%, and mid-caps rose over 2%, while the weaker dollar helped international equities perform somewhat stronger. The Real Estate Investment Trusts also outperformed the broader stock market. Performance within equity sectors was very mixed with consumer stocks and utilities outperforming, while financial, health care, technology, and energy stocks were among the declining sectors for the period. This combination tended to favor the growth style of investing over value in the past six months.

In the fixed-income markets, the fading economic momentum, fears of potential deflation, and expectations of further Fed stimulus supported sustained demand for bonds, and the Barclay’s Capital U.S. Aggregate Bond Index3 gained just over 6% during the second and third quarters. Treasuries and investment-grade corporate bonds outperformed for the period as did longer maturity bonds, while mortgage-backed and securitized issues lagged.
Looking ahead, we see two important but somewhat conflicting forces shaping the direction of the financial markets. The first force is that of economic expansion. While momentum is lackluster compared with previous recoveries, we continue to forecast positive growth for the economy with the risk of a second leg down or “double-dip” as no more than 20-25%. Moreover, the Fed is committed to supporting growth through additional stimulus. This will tend to give support to the equity markets.
The second force however is a combination of disinflation and deleveraging. The low level of inflation tends to put downward pressure on sales growth, while the trend toward less reliance on debt requires more jobs and income to support spending growth. Other headwinds facing the economy include a continued fragile housing market, strained state and local government finances, and a growing underfunded pension obligation. All of these factors will likely keep the pace of recovery slow by historical standards and keep bond yields relatively low.
We believe the successful companies in the coming quarters will be those that can tap new, faster-growing markets such as emerging economies, expand market share, or maintain profitability and dividends. We believe the markets will continue to offer opportunities for investors, but they will be more selective and company specific; a market that fits well with the RidgeWorth bottom-up approach to security selection.
In conclusion, we want to thank our valued RidgeWorth Funds shareholders. All of our efforts and successes are focused on and dedicated to helping you achieve your investing goals, and we are grateful that you have placed your confidence in us. It is our mission to earn that trust through all that we do.
Sincerely,
Ashi Parikh
Chairman, Co-CEO and CIO
RidgeWorth Capital Management, Inc.

[1]	Gross Domestic Product is the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

[2]	The S&P 500 Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market, this index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

[3]	Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

INDUSTRY ALLOCATION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2010
(Unaudited)

Corporate Bond Fund
Corporate Bonds	95.6%
Money Market Fund	4.4%

Georgia Tax-Exempt Bond Fund
Municipal Bonds	99.1%
Money Market Fund	0.9%

High Grade Municipal Bond Fund
Municipal Bonds	92.9%
Money Market Fund	7.1%

High Income Fund
Corporate Bonds	83.7%
Money Market Fund	9.3%
Bank Loans	3.2%
Common Stocks	2.3%
Convertible Corporate Bonds	1.0%
Preferred Stock	0.3%
Units	0.2%

Intermediate Bond Fund
U.S. Treasury Obligations	54.1%
Corporate Bonds	35.8%
Money Market Fund	5.0%
Bank Loans	4.4%
Collateralized Mortgage Obligations	0.7
U.S. Government Agency Mortgages	—
Preferred Stock	—
Convertible Corporate Bonds	—
Units	—

Investment Grade Bond Fund
U.S. Treasury Obligations	45.5%
Corporate Bonds	45.0%
Bank Loans	5.0%
Money Market Fund	3.9%
Collateralized Mortgage Obligations	0.6%
U.S. Government Agency Mortgages	—
Preferred Stock	—
Convertible Corporate Bonds	—
Units	—

Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	94.9%
Money Market Fund	5.1%

Limited Duration Fund
Collateralized Mortgage Obligations	65.9%
Asset-Backed Securities	27.7%
Money Market Fund	6.4%

Limited-Term Federal Mortgage Securities Fund
U.S. Government Agency Mortgages	83.8%
Collateralized Mortgage Obligations	11.0%
Money Market Fund	3.8%
U.S. Treasury Obligation	1.1%
Asset-Backed Security	0.3%

Maryland Municipal Bond Fund
Municipal Bonds	98.1%
Money Market Fund	1.9%

North Carolina Tax-Exempt Bond Fund
Municipal Bonds	96.3%
Money Market Fund	3.7%

Seix Floating Rate High Income Fund
Bank Loans	82.9%
Corporate Bonds	9.3%
Money Market Fund	7.8%
Convertible Corporate Bonds	—
Preferred Stock	—

Seix Global Strategy Fund
U.S. Treasury Obligations	77.2%
Money Market Fund	22.8%

Seix High Yield Fund
Corporate Bonds	90.6%
Money Market Fund	7.8%
Bank Loans	0.8%
Convertible Corporate Bonds	0.4%
Preferred Stock	0.2%
Units	0.2%

Short-Term Bond Fund
Corporate Bonds	45.0%
U.S. Treasury Obligations	14.4%
Collateralized Mortgage Obligations	13.5%
U.S. Government Agency Mortgages	10.0%
Asset-Backed Securities	7.0%
Money Market Fund	5.4%
U.S. Government Agencies	3.7%
Municipal Bond	1.0%

Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations	96.7%
Money Market Fund	3.3%
Portfolio composition is subject to change.

INDUSTRY ALLOCATION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2010
(Unaudited)

Total Return Bond Fund
U.S. Government Agency Mortgages	28.0%
U.S. Treasury Obligations	24.1%
Corporate Bonds	23.9%
Money Market Fund	10.5%
Collateralized Mortgage Obligations	8.6%
Bank Loans	4.2%
Asset-Backed Securities	0.7%
Preferred Stock	—
Convertible Corporate Bond	—
Units	—

Ultra-Short Bond Fund
Corporate Bonds	30.2%
Collateralized Mortgage Obligations	25.5%
U.S. Government Agency Mortgages	20.2%
Money Market Fund	10.0%
Asset-Backed Securities	6.6%
U.S. Government Agencies	4.1%
U.S. Treasury Obligations	1.8%
Municipal Bond	0.9%
Certificates of Deposit	0.7%

U.S. Government Securities Fund
U.S. Treasury Obligations	94.8%
Money Market Fund	5.2%

U.S. Government Securities Ultra-Short Bond Fund
U.S. Government Agency Mortgages	67.0%
Collateralized Mortgage Obligations	25.7%
Money Market Fund	5.5%
U.S. Government Agencies	1.8%

Virginia Intermediate Municipal Bond Fund
Municipal Bonds	97.1%
Money Market Fund	2.9%
Portfolio composition is subject to change.

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SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Corporate Bonds (96.6%)
Banks (7.9%)
Bank of New York Mellon (The), 4.300%, 05/15/14	1,057	1,161
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	650	706
Bank of Nova Scotia, 2.375%, 12/17/13	1,530	1,582
Bank of Nova Scotia, 3.400%, 01/22/15	1,962	2,096
Barclays Bank PLC, 2.500%, 01/23/13	1,660	1,696
Barrick International Bank Corp., 6.350%, 10/15/36(a)	1,226	1,420
HSBC Bank PLC, 3.500%, 06/28/15(a)	1,909	2,002
Northern Trust Corp., 5.200%, 11/09/12	48	52
Northern Trust Corp., 4.625%, 05/01/14	2,650	2,938

		13,653

Beverages (2.4%)
Anheuser-Busch InBev NV, 8.200%, 01/15/39(a)	1,499	2,147
Diageo Capital PLC, 5.200%, 01/30/13	913	995
SABMiller PLC, 6.200%, 07/01/11(a)	1,012	1,050

		4,192

Commercial Services (0.4%)
Veolia Environnement, 6.000%, 06/01/18	547	632

Computers (0.2%)
Hewlett-Packard Co., 4.500%, 03/01/13	61	66
Hewlett-Packard Co., 6.125%, 03/01/14	259	299

		365

Consumer Staples (1.2%)
Corn Products International, Inc., 4.625%, 11/01/20	961	983
Kroger Co. (The), 7.500%, 01/15/14	758	896
Walgreen Co., 4.875%, 08/01/13	223	247

		2,126

Diversified Financial Services (24.6%)
CME Group, Inc., 5.400%, 08/01/13	1,195	1,337
CME Group, Inc., 5.750%, 02/15/14	1,917	2,175
Credit Suisse (USA), Inc., 5.300%, 08/13/19	2,333	2,585
ERAC USA Finance Co., 5.800%, 10/15/12(a)	588	635
ERAC USA Finance Co., 5.250%, 10/01/20(a)	1,785	1,906
Fund American Cos., Inc., 5.875%, 05/15/13	2,887	3,032
Jefferies Group, Inc., 5.875%, 06/08/14	1,308	1,427
Jefferies Group, Inc., 8.500%, 07/15/19	1,822	2,115
JPMorgan Chase & Co., 6.300%, 04/23/19	3,504	4,061
JPMorgan Chase & Co., 4.400%, 07/22/20	2,221	2,274
Lazard Group LLC, 7.125%, 05/15/15	1,212	1,322
Lazard Group LLC, 6.850%, 06/15/17	1,545	1,654
MassMutual Global Funding LLC, 2.300%, 09/28/15(a)	1,374	1,384
Morgan Stanley, 7.300%, 05/13/19	2,654	3,053
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,563	2,724
TD AMERITRADE Holding Corp., 5.600%, 12/01/19	3,544	3,916
TIAA Global Markets, 5.125%, 10/10/12(a)	482	522
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	1,181	1,253
Woodside Finance Ltd., 8.750%, 03/01/19(a)(b)	3,788	4,948

		42,323

Electric (6.1%)
Alabama Power Co., 5.800%, 11/15/13	132	150
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	473	604
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,013	2,360
Georgia Power Co., 6.000%, 11/01/13	480	548

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Corporate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

MidAmerican Energy Holdings Co., 6.125%, 04/01/36	870	995
Oncor Electric Delivery Co., 5.250%, 09/30/40(a)	709	722
Pacific Gas & Electric Co., 3.500%, 10/01/20, Callable 07/01/20 @ 100	70	69
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,168	1,324
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	723	886
Southern California Edison Co., 5.750%, 03/15/14	1,084	1,246
Virginia Electric & Power Co., 8.875%, 11/15/38	937	1,426
Wisconsin Power & Light Co., 6.375%, 08/15/37	84	103

		10,433

Health Care (1.9%)
Beckman Coulter, Inc., 6.000%, 06/01/15	902	1,031
Hospira, Inc., Ser G, MTN, 6.400%, 05/15/15	1,864	2,160

		3,191

Insurance (4.5%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,299	1,416
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,716	1,820
Nationwide Mutual Insurance Co., 9.375%, 08/15/39(a)	2,137	2,523
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	1,620	1,993

		7,752

Materials (1.6%)
Newmont Mining Corp., 6.250%, 10/01/39	2,331	2,672

Media (6.7%)
NBC Universal, Inc., 5.950%, 04/01/41(a)(c)	1,569	1,614
News America, Inc., 6.150%, 03/01/37	1,246	1,342
Thomson Reuters Corp., 5.950%, 07/15/13	24	27
Time Warner Cable, Inc., 8.250%, 02/14/14	1,485	1,772
Time Warner Cable, Inc., 5.850%, 05/01/17	3,155	3,597
Time Warner, Inc., 4.875%, 03/15/20	2,223	2,412
Time Warner, Inc., 6.200%, 03/15/40	614	669

		11,433

Metals (1.4%)
Barrick (PD) Australia Finance Pty Ltd., 5.950%, 10/15/39	1,329	1,508
Barrick Gold Corp., 6.950%, 04/01/19	736	935

		2,443

Miscellaneous Manufacturer (1.8%)
General Electric Co., 5.250%, 12/06/17	742	835
Siemens Financierings NV, 6.125%, 08/17/26(a)	925	1,087
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102	1,227

		3,149

Oil & Gas (7.2%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,712	1,783
Praxair, Inc., 4.625%, 03/30/15	1,108	1,243
Pride International, Inc., 8.500%, 06/15/19	2,384	2,766
Pride International, Inc., 6.875%, 08/15/20	904	984
Shell International Finance BV, 5.500%, 03/25/40	1,400	1,603
Total Capital SA, 3.000%, 06/24/15	1,179	1,237
Weatherford International Ltd., 9.625%, 03/01/19	1,498	1,954
Weatherford International Ltd., 6.500%, 08/01/36	812	821

		12,391

Pharmaceuticals (1.3%)
Covidien International Finance SA, 6.000%, 10/15/17	152	180
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	1,341	1,403

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Corporate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pharmaceuticals—continued

Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	524	630

		2,213

Pipelines (7.6%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,150	1,324
El Paso Natural Gas, 5.950%, 04/15/17	329	362
Enbridge Energy Partners LP, 5.500%, 09/15/40, Callable 03/15/40 @ 100	1,163	1,163
Energy Transfer Partners LP, 9.000%, 04/15/19	1,585	2,031
Energy Transfer Partners LP, 7.500%, 07/01/38	1,085	1,280
Enterprise Products Operating LP, 5.250%, 01/31/20	2,563	2,775
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	251	277
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39	43
TransCanada Pipelines, 7.625%, 01/15/39	1,748	2,331
TransCanada Pipelines, 6.100%, 06/01/40	1,255	1,417
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	65	77

		13,080

Real Estate Investment Trusts (3.7%)
Digital Realty Trust LP, 5.875%, 02/01/20(a)	2,459	2,614
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,506	3,798

		6,412

Retail (0.6%)
Tesco PLC, 5.500%, 11/15/17(a)	359	412
Tesco PLC, 6.150%, 11/15/37(a)	484	578

		990

Telecommunication Services (13.8%)
AT&T, Inc., 4.950%, 01/15/13	1,100	1,195
AT&T, Inc., 5.100%, 09/15/14	1,909	2,143
AT&T, Inc., 5.800%, 02/15/19	3,528	4,206
AT&T, Inc., 6.450%, 06/15/34	510	575
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(a)	1,884	2,082
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,907	2,157
Cisco Systems, Inc., 5.500%, 02/22/16	1,570	1,852
Cisco Systems, Inc., 4.450%, 01/15/20	615	676
Cisco Systems, Inc., 5.500%, 01/15/40	2,722	2,992
Comcast Corp., 5.150%, 03/01/20	1,036	1,132
Comcast Corp., 6.450%, 03/15/37	612	680
Rogers Wireless, Inc., 7.500%, 03/15/15	370	452
Verizon Communications, Inc., 5.250%, 04/15/13	1,082	1,194
Verizon Communications, Inc., 5.550%, 02/15/16	1,882	2,178
Verizon Communications, Inc., 5.850%, 09/15/35	120	129

		23,643

Transportation (1.7%)
Aviation Capital Group Corp., 7.125%, 10/15/20(a)(c)	1,928	1,928
Paccar, Inc., 6.375%, 02/15/12	823	882
Union Pacific Corp., 5.780%, 07/15/40(a)	29	32

		2,842

Total Corporate Bonds		165,935

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Corporate Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (4.5%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(d)(e)	7,712,729	7,713

Total Money Market Fund		7,713

Total Investments (Cost $157,230)(f) — 101.1%		173,648
Liabilities in excess of other assets — (1.1)%		(1,845)

Net Assets — 100.0%		$171,803

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 19.3% of net assets as of September 30, 2010.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Affiliated investment.

(e)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(f)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (99.1%)
Georgia (89.8%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,893
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Prerefunded 12/01/12 @ 100, AMBAC	1,000	1,096
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 4.000%, 12/01/14	1,260	1,404
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/35, Callable 06/15/19 @ 100	1,450	1,543
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/39, Callable 06/15/19 @ 100	2,915	3,092
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,500	1,663
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000	3,373
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000	4,418
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, AGM(a)	10,500	10,737
Atlanta Airport Project, Ser A, RB, 5.375%, 01/01/19, Callable 07/01/14 @ 100, AGM, AMT	5,000	5,336
Atlanta Airport Project, Ser B, RB, 6.000%, 01/01/18, Callable 01/01/11 @ 100.5, NATL-RE/FGIC, AMT	2,150	2,176
Augusta Water & Sewer Authority, RB, 5.000%, 10/01/30, Callable 10/01/17 @ 101, AGM	1,750	1,901
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, AGM	2,000	2,107
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, AGM	4,500	4,728
Augusta-Richmond County Coliseum Authority, Coliseum & Tee Center Project, RB, 5.000%, 10/01/30, Callable 10/01/20 @ 100, County Guaranteed	1,100	1,220
Bartow County, GO, 5.000%, 08/01/12, NATL-RE	2,000	2,159
Bartow County, GO, 4.500%, 08/01/13, NATL-RE	3,000	3,308
Brunswick & Glynn County Joint Water & Sewer Commission, Ser C, RB, 5.000%, 06/01/28, Callable 06/01/20 @ 100, AGM	1,375	1,526
Brunswick & Glynn County Joint Water & Sewer Commission, Ser C, RB, 5.000%, 06/01/33, Callable 06/01/20 @ 100, AGM	1,915	2,067
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, NATL-RE	1,000	1,137

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Carroll City-County Hospital Authority, Tanner Medical Center, Inc. Project, RB, 5.000%, 07/01/40, Callable 07/01/20 @ 100, County Guaranteed	6,800	7,038
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, AGM	1,000	1,112
Cartersville Development Authority, Sewage & Solid Waste Disposal Facilities, Anheuser-Busch Cos., Inc. Project, RB, 5.500%, 03/01/44, Callable 09/01/12 @ 100, AMT(b)	5,000	5,031
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA/County Guaranteed	1,885	2,078
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC/County Guaranteed, AMT	1,000	1,017
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, 5.000%, 04/01/33, Callable 04/01/16 @ 101, AMT	1,000	969
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, NATL-RE	725	748
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Prerefunded 07/01/15 @ 100, NATL-RE	1,000	1,143
Coweta County Water & Sewage Authority, Ser A, RB, 4.500%, 06/01/29, Callable 06/01/19 @ 100, AGM∧	1,615	1,694
De Kalb County Hospital Authority, De Kalb Medical Center, Inc. Project, RB, 6.125%, 09/01/40, Callable 09/01/20 @ 100	4,080	4,216
De Kalb County Water & Sewer, Ser B, RB, 5.250%, 10/01/32, Callable 10/01/26 @ 100, AGM	5,310	6,220
De Kalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29, Callable 11/15/19 @ 100	5,000	5,332
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/11 @ 100, AMBAC	870	945
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	1,162
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,288
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, NATL-RE	3,000	3,339
Forsyth County, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825	7,872
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC, AMT	1,310	1,320
Fulton County Development Authority, Georgia Tech Facilities, Inc. Project, Ser A, RB, 5.000%, 06/01/41, Callable 06/01/20 @ 100	1,500	1,586
Fulton County Development Authority, Georgia Technology Facilities Project, Ser A, RB, 5.000%, 06/01/40, Callable 06/01/19 @ 100	1,000	1,055

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,645	1,722
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, NATL-RE	2,370	2,580
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, NATL-RE	3,375	3,568
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, NATL-RE	1,000	1,029
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Ser B, RB, 5.250%, 03/15/24, Callable 03/15/19 @ 100	1,300	1,437
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,000	2,115
Fulton County Water & Sewer, RB, 5.000%, 01/01/30, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,425	2,612
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,400	2,603
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc., Ser B, RB, 5.250%, 02/15/45, Callable 02/15/20 @ 100, County Guaranteed	2,500	2,548
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 01/01/11 @ 100, ETM	1,900	2,346
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065	1,188
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation III LLC, Ser A, RB, 5.000%, 06/15/38, Callable 06/15/20 @ 100, Assured Guaranty	1,300	1,351
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation III LLC, Ser A, RB, 5.000%, 06/15/40, Callable 06/15/20 @ 100	2,000	2,051
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, NATL-RE, ETM	730	755
Georgia State, GO, 4.000%, 01/01/15	1,000	1,122
Georgia State, GO, 4.500%, 07/01/23	1,285	1,404
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.000%, 08/01/20, Callable 08/01/18 @ 100	425	446
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800	1,858
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000	2,044
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, NATL-RE	2,910	3,335
Gwinnett County School District, GO, 5.000%, 02/01/26, Prerefunded 02/01/18 @ 100	1,500	1,812

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	1,745	1,909
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100	2,130	2,306
Gwinnett County Water & Sewerage Authority, Ser A, RB, 4.000%, 08/01/27, Callable 08/01/19 @ 100, County Guaranteed	2,325	2,476
Gwinnett County Water & Sewerage Authority, Ser A, RB, 4.000%, 08/01/28, Callable 08/01/19 @ 100, County Guaranteed	1,000	1,052
Henry County Water & Sewer Authority, RB, 6.150%, 02/01/20, AMBAC	2,100	2,611
Henry County Water & Sewer Authority, RB, 5.000%, 02/01/25, Callable 02/01/21 @ 100	1,000	1,170
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000	1,123
Macon-Bibb County Hospital Authority, The Medical Center of Central Georgia, Inc., RB, 5.000%, 08/01/32, Callable 08/01/19 @ 100	4,445	4,625
Marietta, GO, 5.000%, 01/01/30, Callable 01/01/20 @ 100	1,500	1,684
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Ser E, RB, 7.000%, 07/01/11, ETM	1,680	1,757
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Third Ser, RB, 5.000%, 07/01/39, Callable 07/01/19 @ 100	2,045	2,217
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,846
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Prerefunded 01/01/13 @ 100, NATL-RE	1,435	1,591
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Prerefunded 01/01/13 @ 100, NATL-RE	2,220	2,461
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000	3,374
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/32, Callable 09/01/19 @ 100	4,500	4,952
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.000%, 09/01/38, Callable 09/01/18 @ 100(a)	4,455	4,773
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29, Callable 01/01/19 @ 100	2,250	2,321
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.500%, 01/01/36, Callable 01/01/19 @ 100	3,500	3,588
Rockdale County Water & Sewerage Authority, RB, 5.000%, 07/01/23, Callable 07/01/15 @ 100, AGM	2,200	2,407
Thomasville Hospital Authority, John D. Archbold Memorial Hospital, RB, 5.375%, 11/01/40, Callable 11/01/20 @ 100	5,510	5,598

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,145
Villa Rica Public Facilities Authority, RB, 5.125%, 03/01/39, Callable 03/01/17 @ 100, AGM	1,000	1,048

		213,009

Puerto Rico (9.3%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Ser CC, RB, 5.500%, 07/01/30	5,000	5,593
Puerto Rico Electric Power Authority, Ser JJ, RB, 5.250%, 07/01/13, NATL-RE	1,325	1,448
Puerto Rico Electric Power Authority, Ser XX, RB, 5.250%, 07/01/40, Callable 07/01/20 @ 100	2,750	2,869
Puerto Rico Public Buildings Authority, Government Facilities, Ser H, RB, 5.250%, 07/01/12, XLCA	1,000	1,054
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	1,965	2,113
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/19 @ 100	2,300	2,498
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	4,335	4,798
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,600	1,675

		22,048

Total Municipal Bonds		235,057

Money Market Fund (0.9%)
Federated Tax-Free Obligations Fund, 0.130%(c)	2,194,174	2,194

Total Money Market Fund		2,194

Total Investments (Cost $224,553)(d) — 100.0%		237,251
Liabilities in excess of other assets — 0.0%		(24)

Net Assets — 100.0%		$237,227

∧	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.1% of net assets as of September 30, 2010.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(d)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

GO	— General Obligation

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.0%)
Alabama (3.4%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	2,000	2,213

Alaska (5.5%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	1,000	1,183
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC(a)	2,000	2,377

		3,560

Arizona (2.0%)
Scottsdale Industrial Development Authority Hospital, Scottsdale Healthcare Hospitals, RB, 5.000%, 09/01/35, Callable 09/01/20 @ 100, AGM	1,250	1,281

California (6.9%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100(a)	2,000	2,351
Los Angeles California Community College District, Ser C, GO, 5.250%, 08/01/39, Callable 08/01/20 @ 100	1,000	1,087
Washington Township Health Care District, Ser A, RB, 6.250%, 07/01/39, Callable 07/01/19 @ 100	1,000	1,089

		4,527

District of Columbia (3.6%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000	2,332

Florida (16.6%)
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, AGM	2,725	3,104
Highlands County Health Facilities Authority, Adventist Health, Ser B, RB, 6.000%, 11/15/37, Callable 11/15/19 @ 100	1,500	1,641
JEA Water & Sewer System, Ser D, RB, 5.000%, 10/01/39, Callable 04/01/20 @ 100	1,000	1,063
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, NATL-RE	1,000	1,154
Miami-Dade County Public Facilities, Jackson Health System, RB, 5.750%, 06/01/39, Callable 06/01/19 @ 100, AGC	1,500	1,626
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, NATL-RE/FGIC	1,000	1,068
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	1,000	1,185

		10,841

Idaho (4.3%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500	2,825

Illinois (6.9%)
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, AGM	3,000	3,407
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000	1,120

		4,527

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Iowa (1.7%)
Iowa State Special Obligation, Ser A, RB, 5.000%, 06/01/30, Callable 06/01/20 @ 100(b)	1,000	1,111

Kansas (2.6%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100(a)	1,500	1,665

Maine (4.4%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/19 @ 100(a)	2,500	2,870

New Jersey (6.9%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	1,000	1,099
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	3,000	3,414

		4,513

New York (2.5%)
New York State Dormitory Authority Non State Supported Debt, Rockefeller University, Ser A, RB, 5.000%, 07/01/41, Callable 07/01/20 @ 100	1,500	1,647

South Carolina (1.6%)
South Carolina Jobs-Economic Development Hospital Authority, Anmed Health, Ser B, RB, 5.500%, 02/01/38, Callable 02/01/19 @ 100, AGC	1,000	1,074

Texas (18.0%)
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000	4,970
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000	1,159
Palestine Independent School District, GO, 5.500%, 02/15/27, Callable 02/15/19 @ 100, AGC	2,500	2,856
Port Houston Authority, Harris County, Ser D-1, GO, 5.000%, 10/01/29, Callable 10/01/20 @ 100	1,000	1,128
Texas State Public Finance Authority, Charter School Finance Corp., Cosmos Foundation, Inc., Ser Q, RB, 8.125%, 02/15/27	1,500	1,617

		11,730

Virginia (1.9%)
Norfolk VA, Ser G, GO, 5.000%, 10/01/20(b)	1,000	1,212

Washington (3.0%)
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC(a)	1,635	1,934

Wisconsin (3.2%)
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Inc., Ser A, RB, 5.625%, 04/15/39, Callable 04/15/20 @ 100	2,000	2,097

Total Municipal Bonds		61,959

Money Market Fund (7.2%)
Federated Tax-Free Obligations Fund, 0.130%(c)	4,710,095	4,710

Total Money Market Fund		4,710

Total Investments (Cost $60,938)(d) — 102.2%		66,669
Liabilities in excess of other assets — (2.2)%		(1,446)

Net Assets — 100.0%		$65,223

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund — concluded

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(d)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

AGC	— Security guaranteed by Assured Guaranty Corporation

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	— Certificate of Participation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

GO	— General Obligation

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (3.4%)
Aerospace/Defense (0.8%)
Hawker Beechcraft Acquisition Co., 10.500%, 03/26/14(a)(b)	794	787
Hawker Beechcraft, Inc., 2.333%, 03/26/14(a)(b)	939	758
Hawker Beechcraft, Inc., 2.533%, 03/26/14(a)(b)	56	45

		1,590

Diversified Financial Services (1.5%)
American Capital Holdings, Inc., 8.500%, 12/31/13(a)(b)(c)	2,020	2,017
East Valley Tourist Development Authority, 12.000%, 08/06/12(b)(d)(e)(f)	1,453	1,260

		3,277

Electric (0.3%)
TXU Energy Co. LLC, 3.924%, 10/10/14(a)(b)(c)	696	541

Media (0.8%)
Clear Channel Communications, Inc., 3.910%, 01/29/16(a)(b)	580	456
Tribune Co., 5.250%, 05/17/14(a)(b)(d)	2,000	1,301

		1,757

Total Bank Loans		7,165

Common Stocks (2.4%)
Materials (2.4%)
LyondellBasell Industries NV, Cl B	100,864	2,406
Smurfit-Stone Container Corp.	149,060	2,738

Total Common Stocks		5,144

Corporate Bonds (88.1%)
Advertising (0.8%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	100	103
Affinion Group, Inc., 11.500%, 10/15/15, Callable 10/15/10 @ 105.75	1,500	1,584

		1,687

Aerospace/Defense (1.3%)
DAE Aviation Holdings, Inc., 11.250%, 08/01/15, Callable 08/01/11 @ 105.62(a)	1,000	1,008
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	375	397
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	1,200	1,290

		2,695

Airlines (3.8%)
Air Canada, Inc., 9.250%, 08/01/15, Callable 08/01/12 @ 106.94(a)	1,000	1,010
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(a)(g)	2,425	2,631
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)	1,185	1,309
Delta Air Lines, Inc., Ser 2001-1, Cl B, 7.711%, 09/18/11	905	928
United Airlines, Inc., 12.000%, 11/01/13, Callable 02/01/12 @ 109(a)(g)	2,000	2,210

		8,088

Auto Manufacturers (3.2%)
General Motors Corp., 8.375%, 07/15/33	8,800	2,970
Motors Liquidation Co., 7.200%, 01/15/11(d)	11,682	3,767

		6,737

Auto Parts & Equipment (1.8%)
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(a)	2,600	2,697
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	200	212
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	200	214
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(a)	600	609

		3,732

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Chemicals (1.9%)
Chemtura Corp., 7.875%, 09/01/18, Callable 09/01/14 @ 103.94(a)	680	711
Ferro Corp., 7.875%, 08/15/18, Callable 08/15/14 @ 103.94	575	596
Huntsman International LLC, 8.625%, 03/15/20, Callable 03/15/15 @ 104.31	220	228
Huntsman International LLC, 8.625%, 03/15/21, Callable 09/15/15 @ 104.31(a)	440	455
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	480	501
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(a)	1,500	1,556

		4,047

Coal (0.1%)
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	260	277

Commercial Services (3.5%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 11/08/10 @ 103.12	725	735
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	660	698
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	155	165
PHH Corp., 9.250%, 03/01/16(a)	935	973
Reader’s Digest Association, Inc. (The), 9.500%, 02/15/17, Callable 02/15/13 @ 104(a)(b)	3,960	3,930
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(a)	140	156
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	730	790

		7,447

Consumer Staples (0.6%)
Dean Foods Co., 7.000%, 06/01/16	485	476
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	815	856

		1,332

Diversified Financial Services (16.1%)
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	205	194
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	110	89
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17(g)	3,550	2,964
CapitalSource, Inc., 12.750%, 07/15/14(a)	585	680
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102	340	342
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	255	254
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	550	546
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102(g)	2,465	2,428
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102(g)	3,590	3,514
CNG Holdings, Inc., 12.250%, 02/15/15, Callable 02/15/13 @ 106.12(a)	115	122
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	4,871	5,553
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	2,265	2,639
GMAC, Inc., 8.300%, 02/12/15(a)	1,000	1,090
GMAC, Inc., 8.000%, 03/15/20(a)(g)	2,210	2,414

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

GMAC, Inc., 8.000%, 11/01/31(g)	3,025	3,244
International Lease Finance Corp., 8.625%, 09/15/15(a)	1,370	1,466
International Lease Finance Corp., 8.750%, 03/15/17(a)	1,145	1,228
Nielsen Finance LLC, 7.750%, 10/15/18, Callable 10/15/14 @ 103.88(a)(c)	1,385	1,375
Offshore Group Investment Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62(a)(g)	2,640	2,772
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	1,000	1,030
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(a)	380	338

		34,282

Diversified Minerals (0.4%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(a)	325	339
Teck Cominco Ltd., 6.125%, 10/01/35	530	564

		903

Diversified Operations (0.3%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	650	677

Electric (5.4%)
Calpine Corp., 7.875%, 07/31/20, Callable 07/31/15 @ 103.94(a)	1,540	1,582
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(a)	500	496
GenOn Escrow Corp., 9.500%, 10/15/18(a)(c)	4,600	4,428
GenOn Escrow Corp., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94(a)(c)	5,000	4,775
IPALCO Enterprises, Inc., 7.250%, 04/01/16(a)	135	145
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	157	163

		11,589

Electronics (0.1%)
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	250	273

Entertainment (4.6%)
Cedar Fair LP, 9.125%, 08/01/18, Callable 08/01/14 @ 104.56(a)	1,000	1,050
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(a)	4,720	4,637
Harrah’s Operating Co., Inc., 10.000%, 12/15/18, Callable 12/15/13 @ 105	1,000	799
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(a)	400	388
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(a)	400	386
MGM Resorts International, 10.375%, 05/15/14	270	300
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38	750	739
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	1,000	1,049
Scientific Games Corp., 8.125%, 09/15/18, Callable 09/15/14 @ 104.06(a)	375	382

		9,730

Environmental Control (0.6%)
EnergySolutions, Inc., 10.750%, 08/15/18, Callable 08/15/14 @ 105.38(a)	1,100	1,185

Forest Products & Paper (2.3%)
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105	1,780	1,611
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105	150	164

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Forest Products & Paper—continued

Verso Paper Holdings LLC, Ser B, 9.125%, 08/01/14, Callable 11/08/10 @ 104.56	1,500	1,504
Verso Paper Holdings LLC, Ser B, 11.375%, 08/01/16, Callable 08/01/11 @ 105.69	1,850	1,663

		4,942

Health Care (3.3%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62	500	550
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	460	489
Gentiva Health Services, Inc., 11.500%, 09/01/18, Callable 09/01/14 @ 105.75(a)	250	267
LifePoint Hospitals, Inc., 3.500%, 05/15/14	600	597
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38(a)(c)	4,800	4,764
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	360	362

		7,029

Information Technology (2.5%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06	1,090	1,150
Advanced Micro Devices, Inc., 7.750%, 08/01/20, Callable 08/01/15 @ 103.88(a)(g)	1,335	1,378
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13(a)(g)	2,600	2,730

		5,258

Insurance (0.8%)
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100(b)	300	300
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	271
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	140	106
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(b)	540	545
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(b)	75	71
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	425	371

		1,664

Lodging (2.4%)
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(a)	675	751
MGM Mirage, Inc., 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(a)	625	658
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	2,930	2,974
Wynn Las Vegas LLC, 7.750%, 08/15/20, Callable 08/15/15 @ 103.88(a)	590	622

		5,005

Machinery Diversified (0.7%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	870	886
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75	300	314
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	200	228

		1,428

Materials (0.3%)
PolyOne Corp., 7.375%, 09/15/20, Callable 09/15/15 @ 103.69	565	583

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media (2.6%)
CCO Holdings LLC/Capital Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91(a)	735	762
CCO Holdings LLC/Capital Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06(a)	315	334
Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	215	228
Gannett Co., Inc., 7.125%, 09/01/18, Callable 09/01/14 @ 103.56(a)	980	965
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	1,330	1,413
Media General, Inc., 11.750%, 02/15/17, Callable 02/15/14 @ 105.88	505	547
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	545	557
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	130	134
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	450	496
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	150	160

		5,596

Oil & Gas (7.9%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(a)	500	511
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69	2,200	2,338
Atlas Energy Operating Co., 10.750%, 02/01/18, Callable 02/01/13 @ 105.68	115	127
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	275	300
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 11/08/10 @ 103.75	205	209
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	87
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	2,475	2,741
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(a)	535	564
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	2,300	2,427
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	290	318
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(a)	855	906
Linn Energy LLC/Finance Corp., 7.750%, 02/01/21, Callable 09/15/15 @ 103.88(a)	2,600	2,623
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(a)	1,100	1,177
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	750	784
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565	1,428
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	355	334

		16,874

Packaging & Containers (1.1%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17, Callable 10/15/14 @ 103.69(a)(c)	600	600
Ardagh Packaging Finance PLC, 9.125%, 10/15/20, Callable 10/15/15 @ 104.56(a)(c)	1,200	1,200
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	285	316
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	55	61
Smurfit-Stone Container Corp., 8.250%, 10/01/12	2,465	89

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Packaging & Containers—continued

Smurfit-Stone Container Corp., 8.000%, 03/15/17	2,230	81

		2,347

Pharmaceuticals (1.4%)
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(a)	2,335	2,405
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(a)	600	619

		3,024

Pipelines (1.0%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	174
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,525	1,201
Dynegy Holdings, Inc., 7.750%, 06/01/19(g)	1,050	719

		2,094

Real Estate Investment Trust (0.4%)
Reckson Operating Partnership LP, 7.750%, 03/15/20(a)	935	946

Retail (1.3%)
Sears Holding Corp., 6.625%, 10/15/18(a)(c)	1,665	1,665
Toys “R” Us Delaware, Inc., 7.375%, 09/01/16, Callable 09/01/13 @ 103.69(a)	1,000	1,017

		2,682

Telecommunication Services (12.8%)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	2,400	2,532
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81	325	355
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 12/15/10 @ 103.58	895	922
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	370	418
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	130	135
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	625	631
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	2,000	1,880
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(g)	2,150	1,935
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(d)(g)	5,270	4,308
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	350	366
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	630	658
Sprint Capital Corp., 6.900%, 05/01/19(g)	2,815	2,829
Sprint Capital Corp., 8.750%, 03/15/32	240	252
Telcordia Technologies, Inc., 11.000%, 05/01/18, Callable 05/01/14 @ 105.50(a)	4,700	4,612
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(a)	3,050	2,836
Wind Acquisition Finance SA, 12.000%, 12/01/15, Callable 12/01/10 @ 105.38(a)	375	397
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)(g)	700	784
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	1,220	1,307

		27,157

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Transportation (2.8%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88(a)	600	613
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)(c)	5,000	5,050
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(a)	400	402

		6,065

Total Corporate Bonds		187,375

Convertible Corporate Bonds (1.0%)
Auto Manufacturers (0.7%)
Ford Motor Co., 4.250%, 11/15/16(g)	1,100	1,642

Diversified Financial Services (0.3%)
AmeriCredit Corp., 0.750%, 09/15/11	595	592

Total Convertible Corporate Bond		2,234

Preferred Stock (0.4%)
Diversified Financial Services (0.4%)
Citigroup Capital XII, 0.531%, Callable 03/30/15 @ 25	30,000	792

Total Preferred Stock		792

Units (0.2%)
Commercial Services (0.1%)
Alion Science & Technology Corp.(a)(h)	200	200

Information Technology (0.1%)
Stratus Technologies, Inc.(a)(i)	240	204

Total Units		404

Money Market Fund (9.8%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)(j)	20,755,506	20,756

Total Money Market Fund		20,756

Total Investments (Cost $213,400)(k) — 105.3%		223,870
Liabilities in excess of other assets — (5.3)%		(11,357)

Net Assets — 100.0%		$212,513

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 55.2% of net assets as of September 30, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Security in default.

(e)	Issuer has filed for bankruptcy.

(f)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. These securities represent 0.59% of net assets as of September 30, 2010.

Issue	Acquisition	Cost	Principal	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
East Valley Tourist Development Authority	08/06/07	1,439	1,453	1,260	0.59

(g)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(h)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes of due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(i)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(j)	Affiliated investment.

(k)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

PIK	— Payment in-kind

Amount designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (0.8%)
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.106%, 12/15/35	4,119	4,220
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38(a)	1,808	1,893
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.640%, 11/15/30(a)	1,753	1,858
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42(a)	4,618	4,804

Total Collateralized Mortgage Obligations		12,775

Bank Loans (4.7%)
Aerospace/Defense (0.1%)
AM General Corp., 3.260%, 09/30/12(a)(b)(c)	21	19
AM General Corp., 3.277%, 09/30/13(a)(b)(c)	404	355
DAE Aviation Holdings, Inc., 4.230%, 07/31/14(a)(b)(c)	233	218
DAE Aviation Holdings, Inc., 4.230%, 07/31/14(a)(b)(c)	241	226
Delos Aircraft, Inc., 7.000%, 03/15/16(a)(b)(c)	640	649

		1,467

Apparel (0.0%)
Hanesbrands, Inc., 5.250%, 12/10/15(a)(b)(c)	215	217

Auto Manufacturers (0.1%)
Ford Motor Co., 3.030%, 12/15/13(a)(b)(c)	1,585	1,551
HHI Group Holdings LLC, 10.500%, 03/30/15(a)(b)(c)	200	201
Tenneco, Inc., 5.010%, 06/03/16(a)(b)	254	254

		2,006

Auto Parts & Equipment (0.0%)
Allison Transmission, Inc., 3.020%, 09/11/14(a)(b)(c)	321	301

Building Materials (0.0%)
Building Materials Corp., 3.072%, 02/22/14(a)(b)(c)	220	217

Chemicals (0.2%)
CF Industries Holdings, Inc., 4.500%, 03/30/15(a)(b)(c)	522	525
Chemtura Corp., 5.500%, 08/16/16(a)(b)(c)	215	216
Huntsman International LLC, 1.917%, 04/21/14(a)(b)(c)	875	836
INEOS Group Holdings PLC, 7.501%, 12/14/13(a)(b)(c)	211	211
INEOS Group Holdings PLC, 8.001%, 12/16/14(a)(b)(c)	224	225
MacDermid Holdings LLC, 2.260%, 04/12/14(a)(b)(c)	458	426
Nalco Holding Co., 0.000%, 09/30/17(a)(b)(c)(d)	290	292

		2,731

Commercial Services (0.2%)
Booz Allen Hamilton, Inc., 6.000%, 07/31/15(a)(b)(c)	284	284
Catalina Marketing Corp., 3.079%, 10/01/14(a)(b)(c)	279	272
Dresser, Inc., 2.612%, 05/04/14(a)(b)(c)	425	408
DynCorp International, Inc., 6.250%, 07/07/16(a)(b)(c)	435	436
Hertz Corp., 2.012%, 12/21/12(a)(b)(c)	189	186
Hertz Corp., 2.089%, 12/21/12(a)(b)(c)	35	34
Sedgwick CMS Holdings, Inc., 5.500%, 05/20/16(a)(c)	434	435
TL Acquisitions, Inc., 2.780%, 07/03/14(a)(b)(c)	958	858

		2,913

Computers (0.0%)
Network Solutions LLC, 2.520%, 03/07/14(a)(b)(c)	134	126

Consumer Discretionary (0.1%)
Collective Brands, Inc., 3.059%, 08/01/14(a)(b)(c)	197	193
Reynolds Consumer Products Holdings, Inc., 6.250%, 11/02/15(a)(b)(c)	815	819

		1,012

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Consumer Staples (0.0%)
Dole Food Co., Inc., 5.021%, 02/23/17(a)(b)(c)	153	153
Dole Food Co., Inc., 5.061%, 02/23/17(a)(b)(c)	62	62
Revlon Consumer Products Corp., 6.245%, 03/09/15(a)(b)(c)	430	428

		643

Diversified Financial Services (0.5%)
Affinion Group, Inc., 5.000%, 04/19/16(a)(b)(c)	444	434
American Capital Holdings, Inc., 8.500%, 12/31/13(a)(b)(c)	850	849
American General Finance Corp., 7.250%, 04/20/15(a)(b)(c)	1,660	1,667
CIT Group, Inc., 6.250%, 01/20/12(a)(c)	645	649
First Data Corp., 3.014%, 09/24/14(a)(b)(c)	702	618
Fortress Investment Group LLC, 0.000%, 09/30/15(a)(c)(d)	105	105
Harland Clarke Holdings Corp., 2.799%, 06/30/14(a)(b)(c)	473	414
Interactive Data Corp., 6.750%, 01/29/17(a)(b)(c)	309	312
International Lease Finance Corp., 6.750%, 03/15/15(a)(b)(c)	405	411
Nielsen Finance LLC, 4.008%, 05/02/16(a)(b)(c)	846	817
Nuveen Investments, Inc., 3.511%, 11/13/14(a)(b)	485	435
SunGard Data Systems, Inc., 4.038%, 02/26/16(a)(b)(c)	838	822

		7,533

Electric (0.2%)
Calpine Corp., 3.415%, 03/29/14(a)(b)(c)	455	444
Generac Power Systems, Inc., 3.033%, 11/12/13(a)(b)(c)	230	212
GenOn Energy, Inc., 0.000%, 09/20/17(a)(b)(c)(d)	480	478
NRG Energy, Inc., 2.033%, 02/01/13(a)(b)(c)	1,068	1,037
NRG Energy, Inc., 2.033%, 02/01/13(a)(b)(c)	626	608
TXU Energy Co. LLC, 3.924%, 10/10/14(a)(b)(c)	672	521

		3,300

Energy (0.1%)
Aquilex Holdings LLC, 5.500%, 03/26/16(a)(b)(c)	434	433
KGen LLC, 2.063%, 02/01/14(a)(c)	240	226
KGen LLC, 2.313%, 02/01/14(a)(b)(c)	215	203
New Development Holdings, Inc., 7.000%, 06/08/17(a)(b)	544	551

		1,413

Entertainment (0.2%)
Carmike Cinemas, Inc., 5.500%, 01/27/16(a)(b)(c)	115	115
Cinemark, Inc., 3.550%, 04/30/16(a)(b)(c)	219	218
IMG Worldwide, Inc., 7.250%, 06/11/15(a)	424	412
Live Nation Worldwide, Inc., 4.500%, 11/06/16(a)(b)(c)	219	217
Regal Entertainment Group, 4.033%, 11/18/16(a)(b)(c)	424	421
Universal City Development Partners Ltd., 5.500%, 10/29/14(a)(b)(c)	816	819
Venetian Macao Ltd., 5.040%, 05/25/12(a)(b)(c)	159	157
Venetian Macao Ltd., 5.040%, 05/25/13(a)(b)(c)	275	271

		2,630

Food (0.1%)
Dean Foods Co., 3.790%, 04/02/17(a)(b)	737	734
Pierre Foods, Inc., 0.000%, 09/29/16(a)(c)(d)	335	331
Pinnacle Foods Group, Inc., 5.442%, 04/02/14(a)(b)(c)	450	435

		1,500

Forest Products & Paper (0.1%)
Georgia-Pacific Corp., 2.299%, 12/20/12(a)(b)	846	840

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care (0.5%)
Ardent Health Services LLC, 6.500%, 09/14/15(a)(b)(c)	618	607
Bausch & Lomb, Inc., 3.510%, 04/24/15(a)(b)(c)	84	80
Bausch & Lomb, Inc., 3.589%, 04/24/15(a)(b)(c)	345	331
Biomet, Inc., 3.282%, 03/25/15(a)(b)(c)	423	410
Carestream Health, Inc., 2.260%, 04/30/13(a)(b)(c)	425	411
Community Health Systems, Inc., 2.549%, 07/25/14(a)(b)	829	787
Community Health Systems, Inc., 2.549%, 07/25/14(a)(b)	43	40
CRC Health Corp., 2.783%, 02/06/13(a)(c)	465	433
HCA, Inc., 2.033%, 11/17/12(a)(b)	1,700	1,641
Health Management Associates, 2.283%, 02/28/14(a)(b)(c)	434	409
IASIS Healthcare Corp., 2.258%, 03/14/14(a)(b)(c)	28	27
IASIS Healthcare Corp., 2.260%, 03/14/14(a)(b)(c)	102	98
IASIS Healthcare Corp., 2.260%, 03/14/14(a)(b)(c)	294	283
Multiplan, Inc., 6.500%, 08/16/17(a)(b)(c)	450	449
Mylan, Inc., 3.735%, 10/02/14(a)(b)(c)	194	193
NBTY, Inc., 0.000%, 09/22/17(a)(b)(c)(d)	725	732
Universal Health Services, Inc., 0.000%, 07/28/16(a)(b)(c)(d)	430	432
Vanguard Health Systems, Inc., 5.000%, 01/15/16(a)(b)(c)	435	431
Warner Chilcott PLC, 6.000%, 10/14/14(a)(b)(c)	354	350
Warner Chilcott PLC, 6.250%, 03/14/15(a)(b)(c)	167	167
Warner Chilcott PLC, 6.250%, 03/14/15(a)(b)(c)	278	278
Warner Chilcott PLC, 6.500%, 02/20/16(a)(b)(c)	253	254
Warner Chilcott PLC, 6.500%, 02/20/16(a)(b)(c)	82	82

		8,925

Industrials (0.1%)
Bucyrus International, Inc., 4.500%, 12/21/15(a)(b)(c)	565	569
Tomkins PLC, 0.000%, 09/21/16(a)(b)(c)(d)	965	973

		1,542

Information Technology (0.3%)
Aspect Software, Inc., 6.250%, 05/07/16(a)(b)(c)	289	288
Ceridian Corp., 3.260%, 11/09/14(a)(b)(c)	240	215
Fidelity National Information Services, Inc., 5.250%, 07/18/16(a)(b)(c)	320	322
Flextronics International Ltd., 2.509%, 10/01/12(a)(b)(c)	843	822
Information Solutions, Inc., 4.750%, 04/09/16(a)(b)(c)	429	430
NDS Group PLC, 6.980%, 02/03/17(a)(b)(c)	1,700	1,670
SAVVIS, Inc., 6.750%, 08/02/16(a)(b)(c)	880	883
Skype Technologies SA, 7.000%, 02/22/15(a)(b)(c)	726	728

		5,358

Leisure Time (0.0%)
Sabre Holdings Corp., 2.338%, 09/30/14(a)(b)(c)	280	259

Machinery Diversified (0.1%)
Manitowoc Co., Inc. (The), 8.000%, 11/06/13(a)(b)	435	432
Sequa Corp., 3.775%, 12/03/14(a)(b)(c)	435	407

		839

Media (0.4%)
Village Roadshow Ltd., 5.500%, 05/27/15(a)(c)	1,275	1,262
Cablevision Systems Corp., 2.017%, 03/29/13(a)(b)(c)	1,663	1,633
Charter Communications Operating LLC, 2.260%, 03/06/14(a)(b)(c)	1,324	1,291
Gray Television, Inc., 3.760%, 12/31/14(a)(b)(c)	438	419

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

Insight Midwest LP, 2.099%, 04/07/14(a)(b)(c)	850	815
Telesat Holdings, Inc., 3.270%, 10/31/14(a)(b)(c)	813	790
Telesat Holdings, Inc., 3.270%, 10/31/14(a)(b)(c)	70	68
Umbrella Acquisition, Inc., 2.510%, 09/29/14(a)(b)(c)	966	848
Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15(a)(b)(c)	212	212

		7,338

Miscellaneous Manufacturer (0.0%)
John Maneely Co., 3.775%, 12/08/13(a)(b)(c)	225	219

Oil & Gas (0.3%)
CITGO Petroleum Corp., 8.250%, 06/24/15(a)(b)(c)	1,629	1,633
EPD Holdings, 2.765%, 07/25/14(a)(b)(c)	218	188
EPD Holdings, 2.765%, 07/25/14(a)(b)(c)	31	27
MEG Energy Corp., 6.000%, 04/03/16(a)(b)(c)	1,538	1,540
Pilot Travel Centers LLC, 5.250%, 11/24/15(a)(b)(c)	815	824
TPF Generation Holdings LLC, 2.533%, 12/15/11(a)(b)(c)	56	53
TPF Generation Holdings LLC, 2.533%, 12/15/13(a)(b)(c)	178	168
TPF Generation Holdings LLC, 2.533%, 12/15/13(a)(b)(c)	435	410
Western Refining Co., 10.750%, 05/30/14(a)(b)(c)	880	860

		5,703

Packaging & Containers (0.1%)
Graphic Packaging Holding Co., 3.896%, 05/16/14(a)(b)(c)	835	822

Pipelines (0.0%)
Enterprise GP Holdings LP, 2.780%, 11/08/14(a)(b)(c)	513	509
Targa Resources, Inc., 5.750%, 06/17/16(a)(b)(c)	285	284

		793

Real Estate (0.1%)
CB Richard Ellis, 6.000%, 12/20/15(a)(b)(c)	1,155	1,155

Retail (0.2%)
Capital Automotive LP, 2.760%, 12/14/12(a)(b)(c)	846	820
Dollar General Corp., 3.008%, 07/04/14(a)(b)	850	827
Harbor Freight, 5.016%, 02/23/16(a)(b)(c)	425	425
Michaels Stores, Inc., 4.884%, 07/31/16(a)(b)(c)	445	436
Neiman Marcus Group, Inc., 2.294%, 04/06/13(a)(b)	421	408
SUPERVALU, Inc., 4.699%, 06/02/12(a)(b)(c)	449	434

		3,350

Semiconductors (0.0%)
Freescale Semiconductor, Inc., 4.509%, 12/01/16(a)(b)(c)	480	438

Telecommunication Services (0.6%)
Airvana Corp., 11.000%, 08/30/14(a)(b)(c)	584	578
Asurion Corp., 3.278%, 07/03/14(a)(b)(c)	423	405
Avaya, Inc., 3.058%, 12/10/14(a)(b)(c)	478	423
Bragg Communications, Inc., 2.799%, 08/31/14(a)(b)(c)	425	415
Bresnan Communications LLC, 2.261%, 09/29/13(a)(b)(c)	434	430
Cequel Communications LLC, 2.258%, 11/05/13(a)(b)(c)	225	218
Cincinnati Bell, Inc., 6.500%, 06/10/16(a)(b)(c)	592	596
Consolidated Communications Holdings, Inc., 2.770%, 12/29/14(a)(b)(c)	225	214
Integra Telecom, Inc., 9.250%, 04/12/15(a)(b)(c)	618	618
Intelsat Corp., 3.033%, 01/03/14(a)(b)(c)	152	146
Intelsat Corp., 3.033%, 01/03/14(a)(b)(c)	152	146
Intelsat Corp., 3.033%, 01/03/14(a)(b)(c)	152	146
Level 3 Communications, Inc., 2.700%, 03/13/14(a)(b)	455	415
MCC Iowa LLC, 4.500%, 10/23/17(a)(b)(c)	898	885
MetroPCS Wireless, Inc., 2.563%, 11/03/13(a)(b)(c)	880	860

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Telcordia Technologies, Inc., 6.750%, 04/30/16(a)(b)(c)	824	825
UPC Financing Partnership, 4.251%, 12/31/16(a)(b)(c)	860	834
West Corp., 2.634%, 10/24/13(a)(b)(c)	455	448
Wind Acquisition Holdings, 7.723%, 11/26/14(a)(b)(c)	1,130	1,134

		9,736

Transportation (0.1%)
Ozburn-Hessey Logistics LLC, 7.500%, 04/15/16(a)(b)(c)	860	870

Total Bank Loans		76,196

Corporate Bonds (37.6%)
Aerospace/Defense (0.9%)
Boeing Co. (The), 5.125%, 02/15/13	300	327
General Dynamics Corp., 5.250%, 02/01/14	3,030	3,421
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	75	77
United Technologies Corp., 6.125%, 02/01/19	8,197	10,141

		13,966

Airlines (0.0%)
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	180	199
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	81	82

		281

Auto Parts & Equipment (0.0%)
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(b)	130	132

Banks (2.1%)
Bank of New York Mellon (The), 4.300%, 05/15/14	815	895
Bank of New York Mellon (The), MTN, 3.100%, 01/15/15	5,000	5,281
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	1,911	2,075
Bank of Nova Scotia, 2.375%, 12/17/13	3,798	3,927
Bank of Nova Scotia, 3.400%, 01/22/15	4,960	5,298
Barclays Bank PLC, 2.500%, 01/23/13	4,394	4,489
Barrick International Bank Corp., 5.750%, 10/15/16(b)	1,925	2,195
HSBC Bank PLC, 3.500%, 06/28/15(b)	4,635	4,862
Northern Trust Corp., 5.200%, 11/09/12	3,698	4,037
Northern Trust Corp., 4.625%, 05/01/14	1,014	1,124

		34,183

Beverages (1.5%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12	6,664	6,919
Anheuser-Busch InBev NV, 7.750%, 01/15/19(b)	5,949	7,717
Diageo Capital PLC, 5.200%, 01/30/13	1,984	2,163
PepsiCo, Inc., 4.500%, 01/15/20	3,592	4,005
SABMiller PLC, 6.200%, 07/01/11(b)	3,406	3,535

		24,339

Building (0.0%)
Standard Pacific Corp., 8.375%, 05/15/18	170	170

Building Materials (0.0%)
USG Corp., 9.500%, 01/15/18(e)	50	49

Chemicals (0.4%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,837	1,943
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	4,048	4,509
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	95	99

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Chemicals—continued

Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	80	85

		6,636

Commercial Services (0.7%)
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(b)	95	96
Veolia Environnement, 6.000%, 06/01/18	3,996	4,618
Xerox Corp., 5.500%, 05/15/12	2,435	2,591
Xerox Corp., 6.350%, 05/15/18	3,414	3,961

		11,266

Computers (1.0%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,611	1,744
Hewlett-Packard Co., 6.125%, 03/01/14	240	277
IBM Corp., 7.625%, 10/15/18	10,974	14,580

		16,601

Consumer Staples (0.8%)
Kellogg Co., 4.250%, 03/06/13	2,827	3,032
Kimberly-Clark Corp., 3.625%, 08/01/20	2,830	2,955
Kroger Co. (The), 7.500%, 01/15/14	2,679	3,166
Walgreen Co., 4.875%, 08/01/13	3,359	3,726

		12,879

Diversified Financial Services (6.9%)
CME Group, Inc., 5.400%, 08/01/13	3,516	3,933
CME Group, Inc., 5.750%, 02/15/14	5,980	6,784
Credit Suisse (USA), Inc., 5.300%, 08/13/19	7,550	8,364
ERAC USA Finance Co., 5.800%, 10/15/12(b)	2,588	2,795
ERAC USA Finance Co., 5.600%, 05/01/15(b)	2,027	2,271
ERAC USA Finance Co., 5.250%, 10/01/20(b)	4,293	4,585
Fund American Cos., Inc., 5.875%, 05/15/13	6,090	6,397
Jefferies Group, Inc., 5.875%, 06/08/14	2,896	3,159
Jefferies Group, Inc., 8.500%, 07/15/19	6,770	7,861
JPMorgan Chase & Co., 6.300%, 04/23/19	8,086	9,370
JPMorgan Chase & Co., 4.400%, 07/22/20	5,142	5,266
Lazard Group LLC, 7.125%, 05/15/15	4,173	4,552
Lazard Group LLC, 6.850%, 06/15/17	614	657
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	3,200	3,222
Morgan Stanley, 7.300%, 05/13/19	8,208	9,441
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	6,487	6,894
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(b)	185	165
TIAA Global Markets, 5.125%, 10/10/12(b)	4,965	5,373
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	2,936	3,115
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,868	4,549
Woodside Finance Ltd., 8.750%, 03/01/19(b)	10,438	13,636

		112,389

Diversified Operations (0.5%)
Illinois Tool Works, Inc., 6.250%, 04/01/19	6,656	8,149

Electric (2.3%)
AES Ironwood LLC, 8.857%, 11/30/25	178	183
Alabama Power Co., 5.800%, 11/15/13	3,793	4,313
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	1,651	2,107
E.ON International Finance BV, 5.800%, 04/30/18(b)	7,887	9,333
Exelon Generation Co. LLC, 6.200%, 10/01/17	4,214	4,941

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

GenOn Escrow Corp., 9.500%, 10/15/18(b)(c)	820	789
GenOn Escrow Corp., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94(b)(c)	890	850
Georgia Power Co., 6.000%, 11/01/13	2,373	2,709
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	5,098	5,591
Pacific Gas & Electric Co., 3.500%, 10/01/20, Callable 07/01/20 @ 100	1,170	1,159
Southern California Edison Co., 5.750%, 03/15/14	4,428	5,088
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88	70	70

		37,133

Entertainment (0.0%)
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38	185	182
Scientific Games Corp., 8.125%, 09/15/18, Callable 09/15/14 @ 104.06(b)	45	46

		228

Health Care (0.5%)
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	75	77
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	100	101
Pfizer, Inc., 6.200%, 03/15/19	5,613	6,911
Warner Chilcott Co. LLC, 7.750%, 09/15/18, Callable 09/15/14 @ 103.88	240	247

		7,336

Insurance (0.9%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13	3,835	4,179
Berkshire Hathaway, Inc., 3.200%, 02/11/15	8,600	9,120
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(a)	150	152
Liberty Mutual Group, Ser B, 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	130	113
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	80	75
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	65	57

		13,696

Lodging (0.0%)
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(b)	95	106
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	90	91

		197

Machinery Diversified (0.0%)
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75	30	31

Materials (1.1%)
Newmont Mining Corp., 5.125%, 10/01/19	15,859	17,741
PolyOne Corp., 7.375%, 09/15/20, Callable 09/15/15 @ 103.69	90	93

		17,834

Media (1.4%)
Gannett Co., Inc., 7.125%, 09/01/18, Callable 09/01/14 @ 103.56(b)	135	133
NBC Universal, 4.375%, 04/01/21(b)(c)	6,563	6,643
Thomson Reuters Corp., 5.950%, 07/15/13	798	896
Time Warner Cable, Inc., 8.250%, 02/14/14	4,349	5,190

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

Time Warner Cable, Inc., 5.850%, 05/01/17	8,017	9,141
Time Warner, Inc., 4.875%, 03/15/20	936	1,015
Univision Communications, Inc., 12.000%, 07/01/14, Callable 07/01/11 @ 106(b)	90	99

		23,117

Metals (0.2%)
Barrick Gold Corp., 6.950%, 04/01/19	2,243	2,851

Miscellaneous Manufacturer (1.0%)
General Electric Co., 5.000%, 02/01/13	4,428	4,809
General Electric Co., 5.250%, 12/06/17	2,716	3,057
Siemens Financierings NV, 5.750%, 10/17/16(b)	3,226	3,799
Wesfarmers Ltd., 6.998%, 04/10/13(b)	4,203	4,678

		16,343

Oil & Gas (1.7%)
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(b)	230	246
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	75	82
Pioneer Drilling Co., 9.875%, 03/15/18, Callable 03/15/14 @ 104.94(b)	225	230
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	60	66
Praxair, Inc., 1.750%, 11/15/12	10,959	11,172
Praxair, Inc., 4.625%, 03/30/15	4,467	5,013
Pride International, Inc., 6.875%, 08/15/20	1,736	1,890
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	95	105
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75(b)	120	125
Total Capital SA, 3.000%, 06/24/15	2,919	3,062
Weatherford International Ltd., 4.950%, 10/15/13	1,160	1,251
Weatherford International Ltd., 9.625%, 03/01/19	3,617	4,718
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	85	80

		28,040

Pharmaceuticals (4.3%)
Abbott Laboratories, 5.600%, 11/30/17	6,987	8,333
AstraZeneca PLC, 5.900%, 09/15/17	11,212	13,496
Covidien International Finance SA, 6.000%, 10/15/17	4,124	4,903
Express Scripts, Inc., 5.250%, 06/15/12	5,418	5,784
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	4,835	5,744
Novartis Securities Investment Ltd., 5.125%, 02/10/19	3,449	3,960
Roche Holdings, Inc., 6.000%, 03/01/19(b)	14,360	17,397
Schering-Plough Corp., 6.000%, 09/15/17	5,206	6,325
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	3,506	3,668
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	1,040	1,211

		70,821

Pipelines (2.5%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,882
El Paso Natural Gas, 5.950%, 04/15/17	843	928
Energy Transfer Partners LP, 6.700%, 07/01/18	6,146	7,158
Energy Transfer Partners LP, 9.000%, 04/15/19	3,371	4,320

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pipelines—continued

Enterprise Products Operating LP, 5.250%, 01/31/20	8,322	9,010
Enterprise Products Operating LP, Ser G, 5.600%, 10/15/14	5,222	5,896
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	3,473	3,829
Southern Natural Gas Co., 5.900%, 04/01/17(b)	568	623
TransCanada Pipelines Ltd., 7.125%, 01/15/19	4,064	5,149
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	1,074	1,264

		41,059

Real Estate Investment Trusts (1.2%)
Digital Realty Trust LP, 4.500%, 07/15/15(b)	7,910	8,166
Digital Realty Trust LP, 5.875%, 02/01/20	1,763	1,874
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	8,517	9,226

		19,266

Retail (1.2%)
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	170	156
Tesco PLC, 5.500%, 11/15/17(b)	4,344	4,985
Wal-Mart Stores, Inc., 5.800%, 02/15/18	12,457	14,986

		20,127

Software (0.4%)
Oracle Corp., 5.750%, 04/15/18	5,906	7,022

Telecommunication Services (2.6%)
AT&T, Inc., 4.950%, 01/15/13	4,233	4,600
AT&T, Inc., 5.100%, 09/15/14	4,380	4,918
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	4,985	5,508
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	4,884	5,523
Cisco Systems, Inc., 5.500%, 02/22/16	3,428	4,044
Cisco Systems, Inc., 4.450%, 01/15/20	4,508	4,953
Comcast Corp., 4.950%, 06/15/16	2,336	2,604
Rogers Wireless, Inc., 7.500%, 03/15/15	1,602	1,958
Sprint Capital Corp., 8.750%, 03/15/32	80	84
Verizon Communications, Inc., 5.250%, 04/15/13	3,727	4,113
Verizon Communications, Inc., 5.550%, 02/15/16	4	5
Vodafone Group PLC, 5.500%, 06/15/11	4,538	4,690
Windstream Corp., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88(b)(c)	125	126

		43,126

Transportation (1.5%)
Aviation Capital Group Corp., 7.125%, 10/15/20(b)(c)	4,747	4,747
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(b)(c)	1,300	1,313
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(b)	210	211
Paccar, Inc., 6.375%, 02/15/12	3,550	3,804
Union Pacific Corp., 7.875%, 01/15/19	11,472	14,985

		25,060

Total Corporate Bonds		614,327

Convertible Corporate Bond (0.0%)
Diversified Financial Services (0.0%)
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	120	121

Total Convertible Corporate Bond		121

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agency Mortgages (0.0%)
Federal National Mortgage Association (0.0%)
5.725%, 03/01/12	186	194
6.260%, 05/01/12	290	307

Total U.S. Government Agency Mortgages		501

U.S. Treasury Obligations (56.8%)
U.S. Treasury Notes (56.8%)
1.500%, 10/31/10	195,301	195,500
0.875%, 01/31/11	157,981	158,345
2.375%, 09/30/14	125,649	132,619
2.125%, 11/30/14	206,785	216,123
3.750%, 11/15/18(f)	101,199	113,058
2.625%, 08/15/20(f)	112,467	113,521

Total U.S. Treasury Obligations		929,166

Preferred Stock (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII, 0.531%, Callable 03/30/15 @ 25	7,955	210

Total Preferred Stock		210

Units (0.0%)
Information Technology (0.0%)
Stratus Technologies, Inc.(b)(g)	65	55

Total Units		55

Money Market Fund (5.2%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(h)	85,166,608	85,167

Total Money Market Fund		85,167

Total Investments (Cost $1,632,361)(i) — 105.1%		1,718,518
Liabilities in excess of other assets — (5.1)%		(82,642)

Net Assets — 100.0%		$1,635,876

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.3% of net assets as of September 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	This security has not settled as of September 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.

(e)	Step bond. The rate shown is the rate in effect as of September 30, 2010.

(f)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(g)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(h)	Affiliated investment.

(i)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

Credit Default Swap Agreements — Buy Protection

					Upfront		Unrealized
		Notional	Fixed	Expiration	Payments		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Made/(Received)($)	Value($)	(Depreciation)($)
Allstate Corp.	JPMorgan	8,680	1.000	06/20/15	(103)	(18)	85
Bristol-Myers Squibb Co.	JPMorgan	8,680	1.000	06/20/15	(212)	(264)	(52)
Citibank N.A.	Credit Suisse First Boston	8,525	1.000	06/20/15	213	249	36
Emerging Markets CDX Indices, Series 13	Bank of America	31,664	5.000	12/20/15	(3,998)	(4,154)	(156)
Emerging Markets CDX Indices, Series 13	JPMorgan	25,545	5.000	12/20/15	(3,204)	(3,351)	(147)
Emerging Markets CDX Indices, Series 13	Morgan Stanley	25,604	5.000	12/20/15	(3,209)	(3,360)	(151)
Federative Republic of Brazil	Morgan Stanley	19,059	1.000	12/20/15	178	147	(31)
Monsanto Co.	JPMorgan	8,680	1.000	06/20/15	(173)	(168)	5

					(10,508)	(10,919)	(411)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — concluded

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

At September 30, 2010, liquid assets totaling $14,648, in thousands, have been designated as collateral for open swap agreements.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2010.

The notional amount of Credit Default Swap Contracts totaled $136,437, in thousands, as of September 30, 2010. The monthly average notional amount for Credit Default Swap Contracts totaled $114,007, in thousands, for the period ended September 30, 2010.

Forward Foreign Currency Contracts

At September 30, 2010, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount	Contract		Unrealized
		Delivery	in Local	Value	Market	Appreciation/
Currency	Counterparty	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	Morgan Stanley	11/15/10	27,769	25,492	26,692	(1,200)
Australian Dollar	Credit Suisse First Boston	11/15/10	27,228	24,982	26,173	(1,191)
Australian Dollar	JPMorgan	11/15/10	19,120	17,551	18,378	(827)
Australian Dollar	Morgan Stanley	11/15/10	1,738	1,595	1,671	(76)
Australian Dollar	Credit Suisse First Boston	11/15/10	1,236	1,134	1,188	(54)
Australian Dollar	JPMorgan	11/15/10	1,330	1,221	1,278	(57)
Brazilian Real	Barclay’s Bank PLC	11/03/10	2,948	1,659	1,732	(73)
Colombian Peso	Morgan Stanley	11/10/10	31,627,734	17,522	17,570	(48)
Colombian Peso	Barclay’s Bank PLC	11/10/10	4,720,255	2,614	2,622	(8)
Euro	Deutsche Bank	11/10/10	23,951	30,547	32,638	(2,091)
Euro	Credit Suisse First Boston	11/10/10	24,742	31,546	33,716	(2,170)
Euro	JPMorgan	11/10/10	36,749	46,837	50,078	(3,241)
Euro	Deutsche Bank	11/10/10	4,614	5,885	6,288	(403)
Euro	Credit Suisse First Boston	11/10/10	1,778	2,267	2,422	(155)
Euro	JPMorgan	11/10/10	1,877	2,392	2,558	(166)
Hungarian Forint	Barclay’s Bank PLC	10/07/10	154,125	698	761	(63)
Indonesian Rupiah	Barclay’s Bank PLC	11/18/10	6,886,431	764	766	(2)
Japanese Yen	Morgan Stanley	10/07/10	62,117	729	744	(15)
New Zealand Dollar	Morgan Stanley	11/09/10	999	718	731	(13)

Total Short Contracts				$216,153	$228,006	$(11,853)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (0.7%)
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38(a)	594	622
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.640%, 11/15/30(a)	555	588
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42(a)	1,434	1,492

Total Collateralized Mortgage Obligations		2,702

Bank Loans (5.2%)
Aerospace/Defense (0.1%)
AM General Corp., 3.260%, 09/30/12∧(a)(b)	6	5
AM General Corp., 3.277%, 09/30/13∧(a)(b)	109	96
DAE Aviation Holdings, Inc., 4.230%, 07/31/14∧(a)(b)	64	60
DAE Aviation Holdings, Inc., 4.230%, 07/31/14∧(a)(b)	66	62
Delos Aircraft, Inc., 7.000%, 03/15/16∧(a)(b)	175	177

		400

Apparel (0.0%)
Hanesbrands, Inc., 5.250%, 12/10/15∧(a)(b)	60	60

Auto Manufacturers (0.1%)
Ford Motor Co., 3.030%, 12/15/13∧(a)(b)	438	429
HHI Group Holdings LLC, 10.500%, 03/30/15∧(a)(b)	55	55
Tenneco, Inc., 5.010%, 06/03/16(a)(b)	70	70

		554

Auto Parts & Equipment (0.0%)
Allison Transmission, Inc., 3.020%, 09/11/14∧(a)(b)	89	83

Building Materials (0.0%)
Building Materials Corp., 3.072%, 02/22/14∧(a)(b)	60	59

Chemicals (0.2%)
CF Industries Holdings, Inc., 4.500%, 03/30/15∧(a)(b)	146	147
Chemtura Corp., 5.500%, 08/16/16∧(a)(b)	60	60
Huntsman International LLC, 1.917%, 04/21/14∧(a)(b)	240	230
INEOS Group Holdings PLC, 7.501%, 12/14/13∧(a)(b)	58	58
INEOS Group Holdings PLC, 8.001%, 12/16/14∧(a)(b)	62	62
MacDermid Holdings LLC, 2.260%, 04/12/14∧(a)(b)	130	121
Nalco Holding Co., 0.000%, 09/30/17∧(a)(b)(c)	80	80

		758

Commercial Services (0.2%)
Booz Allen Hamilton, Inc., 6.000%, 07/31/15∧(a)(b)	80	80
Catalina Marketing Corp., 3.079%, 10/01/14∧(a)(b)	80	78
Dresser, Inc., 2.612%, 05/04/14∧(a)(b)	120	115
DynCorp International, Inc., 6.250%, 07/07/16∧(a)(b)	120	120
Hertz Corp., 2.012%, 12/21/12∧(a)(b)	55	53
Hertz Corp., 2.089%, 12/21/12∧(a)(b)	10	10
Sedgwick CMS Holdings, Inc., 5.500%, 05/20/16∧(a)(b)	120	120
TL Acquisitions, Inc., 2.780%, 07/03/14∧(a)(b)	264	237

		813

Computers (0.0%)
Network Solutions LLC, 2.520%, 03/07/14∧(a)(b)	38	36

Consumer Discretionary (0.1%)
Collective Brands, Inc., 3.059%, 08/01/14∧(a)(b)	54	53
Reynolds Consumer Products Holdings, Inc., 6.250%, 11/02/15∧(a)(b)	224	225

		278

Consumer Staples (0.0%)
Dole Food Co., Inc., 5.021%, 02/23/17∧(a)(b)	43	43
Dole Food Co., Inc., 5.061%, 02/23/17∧(a)(b)	17	17

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Consumer Staples—continued

Revlon Consumer Products Corp., 6.245%, 03/09/15∧(a)(b)	120	120

		180

Diversified Financial Services (0.5%)
Affinion Group, Inc., 5.000%, 04/19/16∧(a)(b)	125	122
American Capital Holdings, Inc., 8.500%, 12/31/13∧(a)(b)	235	235
American General Finance Corp., 7.250%, 04/20/15∧(a)(b)	460	462
CIT Group, Inc., 6.250%, 01/20/12∧(a)(b)	180	181
First Data Corp., 3.014%, 09/24/14∧(a)(b)	196	172
Fortress Investment Group LLC, 0.000%, 09/30/15∧(a)(b)(c)	30	30
Harland Clarke Holdings Corp., 2.799%, 06/30/14∧(a)(b)	129	113
Interactive Data Corp., 6.750%, 01/29/17∧(a)(b)	90	91
International Lease Finance Corp., 6.750%, 03/15/15∧(a)(b)	115	117
Nielsen Finance LLC, 4.008%, 05/02/16∧(a)(b)	234	226
Nuveen Investments, Inc., 3.511%, 11/13/14(a)(b)	135	121
SunGard Data Systems, Inc., 4.038%, 02/26/16∧(a)(b)	234	230

		2,100

Electric (0.2%)
Calpine Corp., 3.415%, 03/29/14∧(a)(b)	125	122
Generac Power Systems, Inc., 3.033%, 11/12/13∧(a)(b)	65	60
GenOn Energy, Inc., 0.000%, 09/20/17∧(a)(b)(c)	130	129
NRG Energy, Inc., 2.033%, 02/01/13∧(a)(b)	173	168
NRG Energy, Inc., 2.033%, 02/01/13∧(a)(b)	295	287
TXU Energy Co. LLC, 3.924%, 10/10/14∧(a)(b)	184	143

		909

Energy (0.1%)
Aquilex Holdings LLC, 5.500%, 03/26/16∧(a)(b)	120	119
KGen LLC, 2.063%, 02/01/14∧(a)(b)	66	62
KGen LLC, 2.313%, 02/01/14∧(a)(b)	59	56
New Development Holdings, Inc., 7.000%, 06/08/17(a)(b)	150	152

		389

Entertainment (0.2%)
Carmike Cinemas, Inc., 5.500%, 01/27/16∧(a)(b)	32	32
Cinemark, Inc., 3.550%, 04/30/16∧(a)(b)	60	60
IMG Worldwide, Inc., 7.250%, 06/11/15(a)	115	111
Live Nation Worldwide, Inc., 4.500%, 11/06/16∧(a)(b)	60	59
Regal Entertainment Group, 4.033%, 11/18/16∧(a)(b)	120	119
Universal City Development Partners Ltd., 5.500%, 10/29/14∧(a)(b)	224	225
Venetian Macao Ltd., 5.040%, 05/25/12∧(a)(b)	44	43
Venetian Macao Ltd., 5.040%, 05/25/13∧(a)(b)	76	75

		724

Food (0.1%)
Dean Foods Co., 3.790%, 04/02/17(a)(b)	204	203
Pierre Foods, Inc., 0.000%, 09/29/16∧(a)(b)(c)	95	94
Pinnacle Foods Group, Inc., 5.442%, 04/02/14∧(a)(b)	125	121

		418

Forest Products & Paper (0.1%)
Georgia-Pacific Corp., 2.299%, 12/20/12(a)(b)	234	232

Health Care (0.6%)
Ardent Health Services LLC, 6.500%, 09/14/15∧(a)(b)	175	172
Bausch & Lomb, Inc., 3.510%, 04/24/15∧(a)(b)	23	22
Bausch & Lomb, Inc., 3.589%, 04/24/15∧(a)(b)	96	92
Biomet, Inc., 3.282%, 03/25/15∧(a)(b)	114	111

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

Carestream Health, Inc., 2.260%, 04/30/13∧(a)(b)	120	116
Community Health Systems, Inc., 2.549%, 07/25/14(a)(b)	232	220
Community Health Systems, Inc., 2.549%, 07/25/14(a)(b)	12	11
CRC Health Corp., 2.783%, 02/06/13∧(a)(b)	130	121
HCA, Inc., 2.033%, 11/17/12(a)(b)	470	454
Health Management Associates, 2.283%, 02/28/14∧(a)(b)	120	113
IASIS Healthcare Corp., 2.258%, 03/14/14∧(a)(b)	8	7
IASIS Healthcare Corp., 2.260%, 03/14/14∧(a)(b)	28	27
IASIS Healthcare Corp., 2.260%, 03/14/14∧(a)(b)	80	77
Multiplan, Inc., 6.500%, 08/16/17∧(a)(b)	125	125
Mylan, Inc., 3.735%, 10/02/14∧(a)(b)	54	54
NBTY, Inc., 0.000%, 09/22/17∧(a)(b)(c)	200	202
Universal Health Services, Inc., 0.000%, 07/28/16∧(a)(b)(c)	120	121
Vanguard Health Systems, Inc., 5.000%, 01/15/16∧(a)(b)	120	119
Warner Chilcott PLC, 6.000%, 10/14/14∧(a)(b)	98	97
Warner Chilcott PLC, 6.250%, 03/14/15∧(a)(b)	46	46
Warner Chilcott PLC, 6.250%, 03/14/15∧(a)(b)	77	77
Warner Chilcott PLC, 6.500%, 02/20/16∧(a)(b)	72	72
Warner Chilcott PLC, 6.500%, 02/20/16∧(a)(b)	23	23

		2,479

Industrials (0.1%)
Bucyrus International, Inc., 4.500%, 12/21/15∧(a)(b)	160	161
Tomkins PLC, 0.000%, 09/21/16∧(a)(b)(c)	265	267

		428

Information Technology (0.4%)
Aspect Software, Inc., 6.250%, 05/07/16∧(a)(b)	80	79
Ceridian Corp., 3.260%, 11/09/14∧(a)(b)	65	58
Fidelity National Information Services, Inc., 5.250%, 07/18/16∧(a)(b)	90	91
Flextronics International Ltd., 2.509%, 10/01/12∧(a)(b)	234	228
Information Solutions, Inc., 4.750%, 04/09/16∧(a)(b)	120	120
NDS Group PLC, 6.980%, 02/03/17∧(a)(b)	470	462
SAVVIS, Inc., 6.750%, 08/02/16∧(a)(b)	245	246
Skype Technologies SA, 7.000%, 02/22/15∧(a)(b)	202	203

		1,487

Leisure Time (0.0%)
Sabre Holdings Corp., 2.338%, 09/30/14∧(a)(b)	80	74

Machinery Diversified (0.1%)
Manitowoc Co., Inc. (The), 8.000%, 11/06/13(a)(b)	120	119
Sequa Corp., 3.775%, 12/03/14∧(a)(b)	120	112

		231

Media (0.5%)
Village Roadshow Ltd., 5.500%, 05/27/15∧(a)	350	347
Cablevision Systems Corp., 2.017%, 03/29/13∧(a)(b)	458	450
Charter Communications Operating LLC, 2.260%, 03/06/14∧(a)(b)	368	359
Gray Television, Inc., 3.760%, 12/31/14∧(a)(b)	119	114
Insight Midwest LP, 2.099%, 04/07/14∧(a)(b)	235	225
Telesat Holdings, Inc., 3.270%, 10/31/14∧(a)(b)	225	219
Telesat Holdings, Inc., 3.270%, 10/31/14∧(a)(b)	19	19
Umbrella Acquisition, Inc., 2.510%, 09/29/14∧(a)(b)	267	235

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15∧(a)(b)	59	59

		2,027

Miscellaneous Manufacturer (0.0%)
John Maneely Co., 3.775%, 12/08/13∧(a)(b)	65	63

Oil & Gas (0.4%)
CITGO Petroleum Corp., 8.250%, 06/24/15∧(a)(b)	454	455
EPD Holdings, 2.765%, 07/25/14∧(a)(b)	61	53
EPD Holdings, 2.765%, 07/25/14∧(a)(b)	9	7
MEG Energy Corp., 6.000%, 04/03/16∧(a)(b)	423	424
Pilot Travel Centers LLC, 5.250%, 11/24/15∧(a)(b)	225	227
TPF Generation Holdings LLC, 2.533%, 12/15/11∧(a)(b)	16	15
TPF Generation Holdings LLC, 2.533%, 12/15/13∧(a)(b)	50	47
TPF Generation Holdings LLC, 2.533%, 12/15/13∧(a)(b)	121	115
Western Refining Co., 10.750%, 05/30/14∧(a)(b)	245	239

		1,582

Packaging & Containers (0.1%)
Graphic Packaging Holding Co., 3.896%, 05/16/14∧(a)(b)	230	226

Pipelines (0.1%)
Enterprise GP Holdings LP, 2.780%, 11/08/14∧(a)(b)	146	145
Targa Resources, Inc., 5.750%, 06/17/16∧(a)(b)	80	80

		225

Real Estate (0.1%)
CB Richard Ellis, 6.000%, 12/20/15∧(a)(b)	318	318

Retail (0.2%)
Capital Automotive LP, 2.760%, 12/14/12∧(a)(b)	234	227
Dollar General Corp., 3.008%, 07/04/14(a)(b)	235	229
Harbor Freight, 5.016%, 02/23/16∧(a)(b)	120	120
Michaels Stores, Inc., 4.884%, 07/31/16∧(a)(b)	125	122
Neiman Marcus Group, Inc., 2.294%, 04/06/13(a)(b)	118	115
SUPERVALU, Inc., 4.699%, 06/02/12∧(a)(b)	125	120

		933

Semiconductors (0.0%)
Freescale Semiconductor, Inc., 4.509%, 12/01/16∧(a)(b)	135	123

Telecommunication Services (0.6%)
Airvana Corp., 11.000%, 08/30/14∧(a)(b)	158	157
Asurion Corp., 3.278%, 07/03/14∧(a)(b)	119	114
Avaya, Inc., 3.058%, 12/10/14∧(a)(b)	129	115
Bragg Communications, Inc., 2.799%, 08/31/14∧(a)(b)	115	112
Bresnan Communications LLC, 2.261%, 09/29/13∧(a)(b)	120	119
Cequel Communications LLC, 2.258%, 11/05/13∧(a)(b)	65	63
Cincinnati Bell, Inc., 6.500%, 06/10/16∧(a)(b)	164	165
Consolidated Communications Holdings, Inc., 2.770%, 12/29/14∧(a)(b)	65	62
Integra Telecom, Inc., 9.250%, 04/12/15∧(a)(b)	175	175
Intelsat Corp., 3.033%, 01/03/14∧(a)(b)	42	40
Intelsat Corp., 3.033%, 01/03/14∧(a)(b)	42	40
Intelsat Corp., 3.033%, 01/03/14∧(a)(b)	42	40
Level 3 Communications, Inc., 2.700%, 03/13/14(a)(b)	125	114
MCC Iowa LLC, 4.500%, 10/23/17∧(a)(b)	249	246
MetroPCS Wireless, Inc., 2.563%, 11/03/13∧(a)(b)	245	239
Telcordia Technologies, Inc., 6.750%, 04/30/16∧(a)(b)	225	225
UPC Financing Partnership, 4.251%, 12/31/16∧(a)(b)	235	228
West Corp., 2.634%, 10/24/13∧(a)(b)	125	123

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Wind Acquisition Holdings, 7.723%, 11/26/14∧(a)(b)	315	316

		2,693

Transportation (0.1%)
Ozburn-Hessey Logistics LLC, 7.500%, 04/15/16∧(a)(b)	240	243

Total Bank Loans		21,125

Corporate Bonds (46.3%)
Aerospace/Defense (1.3%)
Boeing Co. (The), 5.125%, 02/15/13	1,121	1,223
General Dynamics Corp., 5.250%, 02/01/14	864	975
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	30	31
United Technologies Corp., 6.125%, 02/01/19	2,335	2,889

		5,118

Airlines (0.0%)
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	19	20

Auto Parts & Equipment (0.0%)
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(b)	35	36

Banks (2.5%)
Bank of New York Mellon (The), MTN, 3.100%, 01/15/15	1,704	1,800
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	643	698
Bank of Nova Scotia, 2.375%, 12/17/13	1,064	1,100
Bank of Nova Scotia, 3.400%, 01/22/15	1,227	1,311
Barclays Bank PLC, 2.500%, 01/23/13	1,172	1,198
Barrick International Bank Corp., 6.350%, 10/15/36(b)	773	895
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,288	1,351
Northern Trust Corp., 5.200%, 11/09/12	1,705	1,861

		10,214

Beverages (1.7%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12	1,595	1,656
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	986	1,412
Diageo Capital PLC, 5.200%, 01/30/13	746	813
PepsiCo, Inc., 4.500%, 01/15/20	1,123	1,252
SABMiller PLC, 6.200%, 07/01/11(b)	1,604	1,665

		6,798

Building (0.0%)
Standard Pacific Corp., 8.375%, 05/15/18	45	45

Building Materials (0.0%)
USG Corp., 9.500%, 01/15/18(d)	20	20

Chemicals (0.6%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	829	877
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,215	1,353
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	35	37
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	30	32

		2,299

Commercial Services (0.9%)
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(b)	25	25
Veolia Environnement, 6.000%, 06/01/18	1,250	1,445
Xerox Corp., 5.500%, 05/15/12	717	763
Xerox Corp., 6.350%, 05/15/18	1,227	1,423

		3,656

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Computers (1.1%)
Hewlett-Packard Co., 4.500%, 03/01/13	635	687
IBM Corp., 7.625%, 10/15/18	2,955	3,926

		4,613

Consumer Staples (0.9%)
Kellogg Co., 4.250%, 03/06/13	940	1,008
Kimberly-Clark Corp., 3.625%, 08/01/20	795	830
Kroger Co. (The), 7.500%, 01/15/14	656	775
Walgreen Co., 4.875%, 08/01/13	948	1,052

		3,665

Diversified Financial Services (7.4%)
CME Group, Inc., 5.400%, 08/01/13	1,303	1,457
CME Group, Inc., 5.750%, 02/15/14	1,168	1,325
Credit Suisse (USA), Inc., 5.300%, 08/13/19	1,540	1,706
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,061	1,146
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,148	1,286
ERAC USA Finance Co., 5.250%, 10/01/20(b)	1,200	1,282
Fund American Cos., Inc., 5.875%, 05/15/13	1,925	2,022
Jefferies Group, Inc., 8.500%, 07/15/19	1,665	1,933
JPMorgan Chase & Co., 6.300%, 04/23/19	2,313	2,680
JPMorgan Chase & Co., 4.400%, 07/22/20	1,456	1,491
Lazard Group LLC, 7.125%, 05/15/15	2,185	2,384
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	968	975
Morgan Stanley, 7.300%, 05/13/19	1,904	2,190
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,616	1,717
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(b)	50	45
TIAA Global Markets, 5.125%, 10/10/12(b)	1,265	1,369
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	819	869
Woodside Finance Ltd., 8.750%, 03/01/19(b)	3,342	4,366

		30,243

Diversified Operations (0.5%)
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,833	2,244

Electric (3.8%)
AES Ironwood LLC, 8.857%, 11/30/25	79	81
Alabama Power Co., 5.800%, 11/15/13	1,259	1,432
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	486	620
E.ON International Finance BV, 5.800%, 04/30/18(b)	2,891	3,421
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,235	1,448
GenOn Escrow Corp., 9.500%, 10/15/18∧(b)	225	217
GenOn Escrow Corp., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94∧(b)	240	229
Georgia Power Co., 6.000%, 11/01/13	643	734
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,030	1,178
Pacific Gas & Electric Co., 3.500%, 10/01/20, Callable 07/01/20 @ 100	313	310
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,114	1,263
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	669	819
Southern California Edison Co., 5.750%, 03/15/14	1,315	1,511
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88	20	20
Virginia Electric & Power Co., 8.875%, 11/15/38	941	1,432

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

Wisconsin Power & Light Co., 6.375%, 08/15/37	627	766

		15,481

Entertainment (0.0%)
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38	50	49
Scientific Games Corp., 8.125%, 09/15/18, Callable 09/15/14 @ 104.06(b)	10	10

		59

Health Care (0.4%)
Pfizer, Inc., 6.200%, 03/15/19	1,395	1,717
Warner Chilcott Co. LLC, 7.750%, 09/15/18, Callable 09/15/14 @ 103.88(b)	65	67

		1,784

Insurance (1.3%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,422	1,550
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,165	2,296
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(a)	65	66
Liberty Mutual Group, Ser B, 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	35	30
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	35	33
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	25	22
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	925	1,138

		5,135

Lodging (0.0%)
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(b)	25	28
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	70	71

		99

Machinery Diversified (0.0%)
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75	35	37
Materials (0.7%)
Newmont Mining Corp., 6.250%, 10/01/39	2,519	2,888
PolyOne Corp., 7.375%, 09/15/20, Callable 09/15/15 @ 103.69	20	20

		2,908

Media (1.6%)
Gannett Co., Inc., 7.125%, 09/01/18, Callable 09/01/14 @ 103.56(b)	40	40
NBC Universal, Inc., 5.950%, 04/01/41∧(b)	1,091	1,122
Thomson Reuters Corp., 5.950%, 07/15/13	319	358
Time Warner Cable, Inc., 8.250%, 02/14/14	1,335	1,593
Time Warner Cable, Inc., 5.850%, 05/01/17	2,813	3,208
Time Warner, Inc., 6.200%, 03/15/40	372	405
Univision Communications, Inc., 12.000%, 07/01/14, Callable 07/01/11 @ 106(b)	25	27

		6,753

Metals (0.4%)
Barrick (PD) Australia Finance Pty Ltd., 5.950%, 10/15/39	919	1,043
Barrick Gold Corp., 6.950%, 04/01/19	495	629

		1,672

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Miscellaneous Manufacturer (1.8%)
General Electric Co., 5.000%, 02/01/13	2,901	3,150
General Electric Co., 5.250%, 12/06/17	875	985
Siemens Financierings NV, 6.125%, 08/17/26(b)	906	1,065
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,917	2,134

		7,334

Oil & Gas (3.4%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,111	1,157
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(b)	65	70
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	35	38
Pioneer Drilling Co., 9.875%, 03/15/18, Callable 03/15/14 @ 104.94(b)	60	61
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	25	27
Praxair, Inc., 1.750%, 11/15/12	2,729	2,782
Praxair, Inc., 4.625%, 03/30/15	1,826	2,049
Pride International, Inc., 6.875%, 08/15/20	504	549
Shell International Finance BV, 6.375%, 12/15/38	3,160	4,006
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	40	44
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75(b)	30	31
Total Capital SA, 3.000%, 06/24/15	809	849
Weatherford International Ltd., 9.625%, 03/01/19	1,011	1,319
Weatherford International Ltd., 6.500%, 08/01/36	785	794
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	5	5

		13,781

Pharmaceuticals (4.1%)
Abbott Laboratories, 5.600%, 11/30/17	2,334	2,784
AstraZeneca PLC, 6.450%, 09/15/37	1,919	2,416
Covidien International Finance SA, 6.000%, 10/15/17	1,390	1,653
Express Scripts, Inc., 5.250%, 06/15/12	1,462	1,561
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,561	1,854
Novartis Securities Investment Ltd., 5.125%, 02/10/19	878	1,008
Roche Holdings, Inc., 7.000%, 03/01/39(b)	2,055	2,756
Schering-Plough Corp., 6.550%, 09/15/37	936	1,209
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	929	972
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	485	583

		16,796

Pipelines (2.9%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	941	1,083
El Paso Natural Gas, 5.950%, 04/15/17	610	672
Energy Transfer Partners LP, 9.000%, 04/15/19	1,615	2,069
Energy Transfer Partners LP, 7.500%, 07/01/38	880	1,038
Enterprise Products Operating LP, 5.250%, 01/31/20	2,048	2,217
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	915	942
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,236	1,363
Southern Natural Gas Co., 5.900%, 04/01/17(b)	351	385
TransCanada Pipelines, 7.625%, 01/15/39	693	924
TransCanada Pipelines, 6.100%, 06/01/40	495	559

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pipelines—continued

Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	394	464

		11,716

Real Estate Investment Trusts (1.2%)
Digital Realty Trust LP, 4.500%, 07/15/15(b)	2,245	2,318
Digital Realty Trust LP, 5.875%, 02/01/20(b)	493	524
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,099	2,274

		5,116

Retail (1.7%)
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	45	41
Tesco PLC, 5.500%, 11/15/17(b)	1,766	2,026
Wal-Mart Stores, Inc., 5.250%, 09/01/35	389	417
Wal-Mart Stores, Inc., 6.500%, 08/15/37	3,587	4,477

		6,961

Software (0.5%)
Oracle Corp., 5.750%, 04/15/18	1,721	2,046

Telecommunication Services (4.0%)
AT&T, Inc., 4.950%, 01/15/13	1,373	1,492
AT&T, Inc., 5.100%, 09/15/14	1,223	1,373
AT&T, Inc., 6.450%, 06/15/34	748	843
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,432	1,583
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,354	1,531
Cisco Systems, Inc., 5.500%, 02/22/16	1,085	1,280
Cisco Systems, Inc., 4.450%, 01/15/20	426	468
Cisco Systems, Inc., 5.500%, 01/15/40	1,802	1,981
Comcast Corp., 6.450%, 03/15/37	677	752
Rogers Wireless, Inc., 7.500%, 03/15/15	703	859
Sprint Capital Corp., 8.750%, 03/15/32	20	21
Verizon Communications, Inc., 5.250%, 04/15/13	1,000	1,104
Verizon Communications, Inc., 5.550%, 02/15/16	1,056	1,222
Vodafone Group PLC, 5.500%, 06/15/11	1,947	2,012
Windstream Corp., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88∧(b)	35	35

		16,556

Transportation (1.6%)
Aviation Capital Group Corp., 7.125%, 10/15/20∧(b)	1,338	1,338
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63∧(b)	350	354
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(b)	55	55
Paccar, Inc., 6.375%, 02/15/12	1,385	1,484
Union Pacific Corp., 5.780%, 07/15/40(b)	3,097	3,412

		6,643

Total Corporate Bonds		189,848

Convertible Corporate Bond (0.0%)
Diversified Financial Services (0.0%)
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	50	50

Total Convertible Corporate Bond		50

U.S. Government Agency Mortgages (0.0%)
Government National Mortgage Association (0.0%)
7.000%, 04/15/13	49	52
7.000%, 08/15/14	56	60
7.000%, 05/15/31	39	45

Total U.S. Government Agency Mortgages		157

U.S. Treasury Obligations (46.7%)
U.S. Treasury Bond (4.4%)
4.375%, 05/15/40	15,996	17,966

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Notes (42.3%)
1.500%, 10/31/10	28,750	28,779
0.875%, 01/31/11	38,307	38,395
2.375%, 09/30/14	9,003	9,502
2.125%, 11/30/14	36,399	38,043
3.750%, 11/15/18(e)	26,811	29,953
2.625%, 08/15/20(e)	28,199	28,463

		173,135

Total U.S. Treasury Obligations		191,101

Units (0.0%)
Information Technology (0.0%)
Stratus Technologies, Inc.(b)(f)	35	30

Total Units		30

Preferred Stock (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII, 0.531%, Callable 03/30/15 @ 25	2,210	58

Total Preferred Stock		58

Money Market Fund (4.0%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(g)	16,517,380	16,517

Total Money Market Fund		16,517

Total Investments (Cost $394,076)(h) — 102.9%		421,588
Liabilities in excess of other assets — (2.9)%		(11,999)

Net Assets — 100.0%		$409,589

∧	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 15.3% of net assets as of September 30, 2010.

(c)	This security has not settled as of September 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.

(d)	Step bond. The rate shown is the rate in effect as of September 30, 2010.

(e)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(f)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(g)	Affiliated investment.

(h)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

Credit Default Swap Agreements — Buy Protection

					Upfront		Unrealized
		Notional	Fixed	Expiration	Payments		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Made/(Received)($)	Value($)	Depreciation($)
Allstate Corp.	JPMorgan	2,265	1.000	06/20/15	(29)	(5)	24
Bristol-Myers Squibb Co.	JPMorgan	2,265	1.000	06/20/15	(61)	(69)	(8)
Citibank N.A	Credit Suisse First Boston	2,330	1.000	06/20/15	65	69	4
Emerging Markets CDX Indices, Series 14	Barclays	8,201	5.000	12/20/15	(1,027)	(1,076)	(49)
Emerging Markets CDX Indices, Series 14	JPMorgan	6,599	5.000	12/20/15	(821)	(866)	(45)
Emerging Markets CDX Indices, Series 14	Morgan Stanley	6,554	5.000	12/20/15	(814)	(860)	(46)
Federative Republic of Brazil	Morgan Stanley	4,999	1.000	12/20/15	48	38	(10)
Monsanto Co.	JPMorgan	2,265	1.000	06/20/15	(49)	(43)	6

					(2,688)	(2,812)	(124)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — concluded

At September 30, 2010, liquid assets totaling $4,177, in thousands, have been designated as collateral for open swap agreements.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2010.

The notional amount of Credit Default Swap Contracts totaled $35,478, in thousands, as of September 30, 2010. The monthly average notional amount for Credit Default Swap Contracts totaled $29,351, in thousands, for the period ended September 30, 2010.

Forward Foreign Currency Contracts

At September 30, 2010, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount	Contract		Unrealized
		Delivery	in Local	Value	Market	Appreciation/
Currency	Counterparty	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	Morgan Stanley	11/15/10	520	477	500	(23)
Australian Dollar	Credit Suisse First Boston	11/15/10	370	339	355	(16)
Australian Dollar	JPMorgan	11/15/10	398	365	382	(17)
Australian Dollar	Morgan Stanley	11/15/10	7,157	6,571	6,880	(309)
Australian Dollar	Credit Suisse First Boston	11/15/10	7,018	6,439	6,746	(307)
Australian Dollar	JPMorgan	11/15/10	4,928	4,524	4,737	(213)
Brazilian Real	Barclay’s Bank PLC	11/03/10	882	496	518	(22)
Colombian Peso	Barclay’s Bank PLC	11/10/10	1,411,665	782	784	(2)
Colombian Peso	Morgan Stanley	11/10/10	8,166,174	4,524	4,537	(13)
Euro	Deutsche Bank	11/10/10	1,380	1,760	1,880	(120)
Euro	Credit Suisse First Boston	11/10/10	532	678	725	(47)
Euro	JPMorgan	11/10/10	562	716	765	(49)
Euro	Deutsche Bank	11/10/10	6,182	7,885	8,424	(539)
Euro	Credit Suisse First Boston	11/10/10	6,386	8,143	8,703	(560)
Euro	JPMorgan	11/10/10	9,486	12,089	12,926	(837)
Hungarian Forint	Barclay’s Bank PLC	10/07/10	46,093	209	228	(19)
Indonesian Rupiah	Barclay’s Bank PLC	11/18/10	2,059,478	228	229	(1)
Japanese Yen	Morgan Stanley	10/07/10	18,577	218	223	(5)
New Zealand Dollar	Morgan Stanley	11/09/10	299	215	219	(4)

Total Short Contracts				$56,658	$59,761	$(3,103)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (94.9%)
Alabama (1.6%)
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, NATL-RE	4,060	4,214
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	9,000	9,957
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,618
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,093

		19,882

Alaska (3.9%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	18,000	21,302
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	15,000	17,826
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, AGC	7,250	8,399

		47,527

California (7.4%)
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500	4,151
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500	7,580
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,500	6,364
California State, GO, 6.000%, 03/01/33, Callable 03/01/20 @ 100	5,000	5,694
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	24,500	28,801
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, NATL-RE	1,000	1,136
Los Angeles California Community College District, Ser A, GO, 6.000%, 08/01/33, Callable 08/01/19 @ 100	10,000	11,581
Los Angeles California Community College District, Ser C, GO, 5.250%, 08/01/39, Callable 08/01/20 @ 100	3,000	3,259
Los Angeles California Wastewater System, Ser A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000	5,710
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	960	1,158
University of California, Ser O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000	3,582
University of California, Ser O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000	11,867

		90,883

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Colorado (0.9%)
Adams & Arapahoe Counties Joint School District No. 28J, Aurora, GO, 5.000%, 12/01/14, State Aid Withholding	6,475	7,514
Health Facilities Authority, Catholic Health Initiatives, Ser B, RB, 5.000%, 07/01/39, Mandatory Put 11/08/12 @ 100(a)	3,000	3,238

		10,752

Connecticut (0.1%)
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, Ser B, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100(a)	1,445	1,493

District of Columbia (1.2%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000	9,327
District of Columbia, Income Tax, Ser B, RB, 5.250%, 12/01/29, Callable 12/01/19 @ 100	5,000	5,673

		15,000

Florida (5.1%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000	1,059
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000	1,058
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, AGM	5,000	5,696
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,200
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC/MBIA-RE	2,130	2,294
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, NATL-RE/FGIC	3,500	3,782
Highlands County Health Facilities Authority, Adventist Health, Ser B, RB, 6.000%, 11/15/37, Callable 11/15/19 @ 100	8,500	9,299
Highlands County Health Facilities Authority, Adventist Health, Ser G, RB, 5.125%, 11/15/18, Callable 11/15/16 @ 100(a)	2,900	3,227
JEA Water & Sewer System, Ser D, RB, 5.000%, 10/01/39, Callable 04/01/20 @ 100	5,960	6,336
Kissimmee Utility Authority Electric System, RB, 5.250%, 10/01/18, AGM	3,000	3,524
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, AGM	1,000	1,052
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.000%, 07/01/23, Callable 07/01/18 @ 100	2,000	2,355

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Florida—continued

Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.125%, 07/01/25, Callable 07/01/18 @ 100	3,000	3,519
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 100, FGIC(a)	3,000	3,103
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	9,000	10,664
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, AGM	2,000	2,213
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,739

		62,120

Georgia (1.2%)
Fulton County Development Authority, Health System Catholic East, RB, 5.000%, 11/15/15	5,490	6,123
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,304
Georgia State, Ser C, GO, 5.500%, 07/01/15, Callable 07/01/14 @ 100	5,595	6,502

		14,929

Illinois (7.8%)
Chicago O’ Hare International Airport, Third Lien, Ser D, RB, 5.250%, 01/01/19, Callable 01/01/15 @ 100, NATL-RE, AMT	7,680	8,150
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, AGC	4,340	5,144
Illinois Finance Authority, Rockford Memorial Hospital, RB, 0.280%, 08/01/40, LOC:
JPMorgan Chase & Co.(a)	20,200	20,200
Illinois State Sales Tax, First Ser, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100(b)	13,975	15,060
Illinois State Sales Tax, RB, 5.000%, 06/15/20, Callable 06/15/15 @ 100, AGM	5,000	5,391
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, AGM	6,400	7,232
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, AGM	7,460	8,473
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, AGM	2,500	2,787
Illinois State, GO, 3.000%, 05/20/11	20,000	20,213
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000	2,240

		94,890

Iowa (0.5%)
Iowa State Special Obligation, Ser A, RB, 5.000%, 06/01/30, Callable 06/01/20 @ 100∧	4,885	5,426

Kansas (2.8%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100(b)	26,090	28,961
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/22, Callable 11/15/17 @ 100	2,000	2,206

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Kansas—continued

Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/24, Callable 11/15/17 @ 100	2,750	3,001

		34,168

Kentucky (0.3%)
Louisville & Jefferson County Regional Airport Authority System, Ser C, RB, 5.500%, 07/01/15, Callable 07/01/13 @ 100, AGM, AMT	3,625	3,918

Louisiana (0.4%)
Louisiana State Gas & Fuels Tax, Second Lien, Ser B, RB, 5.000%, 05/01/36, Callable 05/01/20 @ 100	5,000	5,399

Maine (0.2%)
Maine Health & Higher Educational Facilities Authority, Ser A, RB, 5.250%, 07/01/27, Callable 07/01/20 @ 100, GO of Institution/State Aid Withholding	2,430	2,698

Maryland (3.0%)
Maryland State & Local Facilities, Second Ser B, GO, 5.000%, 08/01/14	13,000	15,024
Maryland State & Local Facilities, Second Ser B, GO, 5.000%, 08/15/20, Callable 08/15/19 @ 100	14,030	16,985
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500	5,100

		37,109

Massachusetts (1.8%)
Boston, Ser A, GO, 5.000%, 04/01/15, State Aid Withholding	4,585	5,354
Massachusetts State Department of Transportation, Metropolitan Highway System, Ser B, RB, 5.000%, 01/01/20	3,000	3,589
Massachusetts State Department of Transportation, Metropolitan Highway System, Ser B, RB, 5.000%, 01/01/30, Callable 01/01/20 @ 100	3,815	4,248
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 01/01/15	2,000	2,313
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	6,125

		21,629

Michigan (1.2%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC/AGC-ICC	2,500	2,732
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100(a)	2,000	2,104
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,580
Michigan Municipal Bond Authority, Department of Treasury, Ser B, RB, 5.000%, 03/21/11	6,000	6,004

		14,420

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Minnesota (3.4%)
Minnesota Public Facilities Authority, Revolving Fund, Ser A, RB, 5.000%, 03/01/14	5,000	5,699
Minnesota Public Facilities Authority, Revolving Fund, Ser A, RB, 5.000%, 03/01/17	5,525	6,609
Minnesota State, Ser A, GO, 5.000%, 08/01/19	4,500	5,502
Minnesota State, Ser D, GO, 5.000%, 08/01/20	19,500	23,931

		41,741

Missouri (0.6%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500	7,614

Nevada (2.1%)
Clark County School District, Ser A, GO, 5.000%, 06/15/13, AGM	5,000	5,540
Clark County School District, Ser A, GO, 5.000%, 06/15/19, Callable 06/15/15 @ 101, NATL-RE/FGIC	13,250	14,715
Nevada State, GO, 5.000%, 12/01/13, AGM	5,000	5,616

		25,871

New Jersey (8.0%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	8,000	8,795
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, AGM(b)	8,000	9,519
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @ 100, AGM(b)	16,500	19,634
New Jersey Economic Development Authority, School Facilities Construction, Ser O, RB, 5.000%, 03/01/20, Callable 03/01/15 @ 100	5,000	5,616
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/15	7,700	8,540
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/16	2,000	2,222
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/17	2,000	2,216
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 4.750%, 12/01/29, Callable 12/01/19 @ 100	3,000	3,068
New Jersey State Higher Education Assistance Authority, Student Loan, Ser A-2, RB, 1.271%, 06/01/36, AMT(a)	10,000	9,951
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100(b)	11,835	13,468
New Jersey State Transportation Trust Fund Authority, Ser D, RB, 5.000%, 06/15/19, Callable 06/15/15 @ 100, AGM	13,125	14,589

		97,618

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
New York (4.2%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC/MBIA-RE	1,075	1,124
New York City Municipal Water Finance Authority, Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100(b)	15,330	17,653
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500	8,713
New York City, Ser I, GO, 5.000%, 08/01/19, Callable 08/01/14 @ 100	10,000	11,153
New York State Urban Development Corporation, Ser A-2, RB, 5.000%, 01/01/15	10,000	11,455
Tobacco Settlement Financing Corp., Ser A-1, RB, 5.500%, 06/01/14, Callable 10/25/10 @ 100	1,015	1,019

		51,117

North Carolina (3.9%)
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,887
North Carolina State, Ser A, GO, 5.000%, 03/01/17	3,000	3,603
North Carolina State, Ser A, GO, 5.000%, 05/01/20	10,585	13,000
North Carolina State, Ser C, GO, 5.000%, 05/01/19∧	16,000	19,577
Union County, Ser A, 5.000%, 03/01/19	4,175	5,057
University of North Carolina, Chapel Hill, Ser A, RB, 5.000%, 02/01/14	1,885	2,105

		47,229

Ohio (1.5%)
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/15	6,185	6,858
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/16	2,200	2,443
Ohio State Higher Educational Facility Commission, University Hospitals Health System, Inc., Ser A, RB, 5.250%, 01/15/23, Callable 01/15/20 @ 100	2,500	2,680
Ohio State Major New Street Infrastructure Project, Ser 2010-1, RB, 5.000%, 06/15/14	5,835	6,655

		18,636

Oregon (0.2%)
Oregon State Department of Transportation, Highway User Tax, Ser B, RB, 5.000%, 11/15/17, Callable 11/15/14 @ 100	2,500	2,850

Pennsylvania (6.5%)
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, AGM	8,790	10,783
Northampton County General Purpose Authority, St. Luke’s Hospital Project, Ser C, RB, 4.500%, 08/15/32, Callable 08/15/16 @ 100(a)	1,500	1,546
Pennsylvania State Turnpike Commission, Ser A1, RB, 5.000%, 12/01/38, Callable 12/01/19 @ 100	4,000	4,257
Pennsylvania State, First Ser A, GO, 5.000%, 02/15/17	17,500	20,812
Pennsylvania State, Ser A, GO, 5.000%, 02/15/19	8,000	9,646

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pennsylvania—continued

Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/17	2,375	2,618
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/18	5,645	6,206
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/19	5,925	6,513
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/20	5,725	6,262
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, GO of Authority	6,750	8,093
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, GO of Authority	2,500	2,984

		79,720

Puerto Rico (0.9%)
Puerto Rico Sales Tax Financing Corp., Sales Tax, Ser A, RB, 5.000%, 08/01/39, Mandatory Put 08/01/11 @ 100(a)(b)	10,000	10,396

South Carolina (0.8%)
Beaufort County School District, Ser D, GO, 5.000%, 03/01/17, SCSDE	6,500	7,748
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, AGM	2,300	2,554

		10,302

Tennessee (1.2%)
Memphis, GO, BAN, 4.000%, 05/01/12	8,000	8,416
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Ser B, RB, 5.500%, 10/01/29, Callable 10/01/19 @ 100, GO of Authority	5,000	5,876

		14,292

Texas (10.0%)
Clear Creek Independent School District, School Building, GO, 5.500%, 02/15/31, Callable 02/15/18 @ 100	6,000	6,630
Dallas Convention Center Hotel Development Corp., Ser A, RB, 5.250%, 01/01/21, Callable 01/01/19 @ 100	1,900	2,121
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000	7,455
Fort Worth Independent School District, School Building, GO, 5.000%, 02/15/29, Callable 02/15/20 @ 100∧	5,185	5,771
Harris County Flood Control District, Ser A, RB, 5.000%, 10/01/26, Callable 10/01/20 @ 100	6,000	6,913

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Texas—continued

Harris County Flood Control District, Ser A, RB, 5.000%, 10/01/27, Callable 10/01/20 @ 100	9,025	10,315
Harris County Flood Control District, Ser A, RB, 5.000%, 10/01/28, Callable 10/01/20 @ 100	5,000	5,673
Harris County Flood Control District, Ser A, RB, 5.000%, 10/01/34, Callable 10/01/20 @ 100	5,000	5,452
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050	4,692
Houston Texas Utility System, First Lien, Ser C, RB, 5.000%, 11/15/18	14,445	17,448
Lower Colorado River Authority, RB, 5.000%, 05/15/16	5,000	5,825
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 11/08/10 @ 100, AGM	1,185	1,190
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, NATL-RE	2,690	3,028
Port Houston Authority, Harris County, Ser D-1, GO, 5.000%, 10/01/29, Callable 10/01/20 @ 100	7,570	8,542
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	1,875	2,065
Texas State Public Finance Authority, Charter School Finance Corp., Cosmos Foundation, Inc., Ser A, RB, 6.200%, 02/15/40, Callable 02/15/20 @ 100	2,500	2,590
Texas State Public Finance Authority, Charter School Finance Corp., Cosmos Foundation, Inc., Ser Q, RB, 8.125%, 02/15/27	2,500	2,695
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, AGM	5,035	5,712
Texas State, Ser B, GO, 5.000%, 04/01/15	10,000	11,599
Texas State, Ser B, GO, 5.000%, 04/01/16	3,000	3,527
Texas State, Tax & Revenue Anticipation Notes, 2.000%, 08/31/11	3,000	3,045

		122,288

Virginia (6.0%)
Norfolk VA, Ser G, GO, 5.000%, 10/01/20∧	5,600	6,785
Tobacco Settlement Financing Corp., RB, 5.625%, 06/01/37, Prerefunded 06/01/15 @ 100	8,700	10,429
Virginia Beach Development Authority, Public Facility, Ser B, RB, 5.000%, 08/01/17	11,135	13,296
Virginia Beach Development Authority, Public Facility, Ser C, RB, 5.000%, 08/01/16	4,370	5,179
Virginia College Building Authority Educational Facilities, 21st Century College & Equipment Program, Ser D, RB, 5.000%, 02/01/13	4,130	4,553
Virginia Public School Authority, School Financing, Ser C, RB, 5.000%, 08/01/17, State Aid Withholding	10,000	11,996
Virginia State Resources Authority Clean Water, Revolving Fund, Ser A, RB, 5.000%, 10/01/18	5,810	7,062

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Virginia State Resources Authority Clean Water, Revolving Fund, Ser A, RB, 5.000%, 10/01/19	5,730	7,005
Virginia State, Ser D, GO, 5.000%, 06/01/18	6,000	7,298

		73,603

Washington (5.6%)
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC/MBIA-RE	5,200	5,793
Seattle Municipal Light & Power, Ser B, RB, 5.000%, 02/01/16	4,500	5,291
Seattle Municipal Light & Power, Ser B, RB, 5.000%, 02/01/17	4,830	5,731
Snohomish County Public Utility District No. 1, Generation System, RB, 5.000%, 12/01/15	5,000	5,874
Washington State, Ser A, GO, 5.000%, 07/01/19, Callable 07/01/14 @ 100	2,855	3,198
Washington State, Ser A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, AGM	7,700	8,746
Washington State, Ser R-2011C, GO, 5.000%, 07/01/19	27,725	33,384

		68,017

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Ser B, RB, 4.750%, 08/15/25, Mandatory Put 08/15/14 @ 100(a)	3,500	3,761
Wisconsin State Clean Water, Ser 2, RB, 5.500%, 06/01/15	2,770	3,295

		7,056

Total Municipal Bonds		1,160,593

Money Market Fund (5.1%)
Federated Tax-Free Obligations Fund, 0.130%(a)	62,994,415	62,994

Total Money Market Fund		62,994

Total Investments (Cost $1,167,266)(c) — 100.0%		1,223,587
Other assets in excess of liabilities — 0.0%		326

Net Assets — 100.0%		$1,223,913

∧	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

AGC	— Security guaranteed by Assured Guaranty Corporation

AGC-ICC	— Assured Guaranty Corporation Insured Custody Certificates.

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

BAN	— Bond Anticipation Note

BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

GO	— General Obligation

LOC	— Letter of Credit

MBIA-RE	— Reinsurance provided by Municipal Bond Insurance Association

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program

RB	— Revenue Bond

SCSDE	— Security guaranteed by South Carolina School Discount Enhancement

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (27.7%)
Automobiles (12.0%)
Daimler Chrysler Auto Trust, Ser 2006-C, Cl A4, 4.980%, 11/08/11	285	285
Franklin Auto Trust, Ser 2008-A, Cl A4B, 2.207%, 05/20/16(a)	1,000	1,008
Navistar Financial Corp. Owner Trust, Ser 2010-A, Cl A1, 0.608%, 06/20/11(b)	500	500
USAA Auto Owner Trust, Ser 2008-3, Cl A3, 4.280%, 10/15/12	364	368
World Omni Auto Receivables Trust, Ser 2007-A, Cl A4, 0.257%, 11/15/12(a)	430	429
World Omni Auto Receivables Trust, Ser 2007-B, Cl A3B, 0.647%, 01/17/12(a)	69	69

		2,659

Credit Card (13.6%)
Cabela’s Master Credit Card Trust, Ser 2010-2A, Cl A2, 5.000%, 09/17/18(a)(b)	1,000	1,000
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8, 0.387%, 08/15/14(a)	1,000	999
Discover Card Master Trust, Ser 2007-A2, Cl A2, 0.632%, 06/15/15(a)	1,000	999

		2,998

Home Equity (2.1%)
Household Home Equity Loan Trust, Ser 2004-1, Cl M, 0.777%, 09/20/33(a)	524	472

Total Asset-Backed Securities		6,129

Collateralized Mortgage Obligations (65.9%)
Federal Home Loan Mortgage Corporation, Ser 2474, Cl FJ, 0.607%, 07/15/17(a)	928	930
Federal Home Loan Mortgage Corporation, Ser 2589, Cl F, 0.457%, 03/17/33(a)	1,279	1,273
Federal Home Loan Mortgage Corporation, Ser 2693, Cl BF, 0.657%, 07/15/22(a)	1,969	1,970
Federal Home Loan Mortgage Corporation, Ser 2834, Cl KF, 0.607%, 04/15/30(a)	2,967	2,966
Federal National Mortgage Association, Ser 2004-79, Cl FM, 0.556%, 11/25/24(a)	3,268	3,260
Federal National Mortgage Association, Ser 2005-41, Cl LF, 0.506%, 09/25/33(a)	2,674	2,670
GE Capital Commercial Mortgage Corp., Ser 2001-3, Cl A1, 5.560%, 06/10/38	273	275
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A3, 4.371%, 01/10/38	127	128
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A2, 3.624%, 01/15/29	149	149
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A2, 4.435%, 11/12/35	359	359
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1, 3.669%, 02/11/36	571	573

Total Collateralized Mortgage Obligations		14,553

Money Market Fund (6.4%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(c)	1,419,142	1,419

Total Money Market Fund		1,419

Total Investments (Cost $22,006)(d) — 100.0%		22,101
Liabilities in excess of other assets — 0.0%		(10)

Net Assets — 100.0%		$22,091

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.8% of net assets as of September 30, 2010.

(c)	Affiliated investment.

(d)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Security (0.3%)
Home Equity (0.3%)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	74	73

Total Asset-Backed Security		73

Collateralized Mortgage Obligations (11.2%)
Federal Home Loan Mortgage Corporation, Ser 2708, Cl ZD, 5.500%, 11/15/33	327	360
Federal Home Loan Mortgage Corporation, Ser 3347, Cl AK, 5.000%, 07/15/37	341	371
Federal Home Loan Mortgage Corporation, Ser 3351, Cl PC, 6.000%, 07/15/37	1,145	1,303
Federal National Mortgage Association, Ser 2002-69, Cl Z, 5.500%, 10/25/32	255	274
Government National Mortgage Association, Ser 2003-9, Cl Z, 5.500%, 01/20/33	681	756

Total Collateralized Mortgage Obligations		3,064

U.S. Government Agency Mortgages (85.0%)
Federal Home Loan Mortgage Corporation (39.5%)
6.000%, 08/01/34	1,452	1,557
6.000%, 03/01/37	488	526
6.500%, 11/01/37	358	390
6.500%, 12/01/37	2,455	2,677
5.500%, 04/01/38	2,651	2,813
6.500%, 06/01/38	126	138
4.500%, 08/01/40(a)	2,611	2,718

		10,819

Federal National Mortgage Association (45.5%)
5.500%, 04/01/29	741	796
6.000%, 03/01/33	189	208
5.000%, 11/01/33	1,125	1,195
5.500%, 01/01/36	255	273
5.000%, 02/01/36(a)(b)	2,314	2,446
6.500%, 07/01/36(b)	2,410	2,640
6.500%, 09/01/36	1,271	1,409
5.500%, 10/01/38(a)	1,387	1,484
6.500%, 10/01/38	1,788	1,954

		12,405

Total U.S. Government Agency Mortgages		23,224

U.S. Treasury Obligation (1.1%)
U.S. Treasury Notes (1.1%)
2.625%, 08/15/20	311	314

Total U.S. Treasury Obligation		314

Money Market Fund (3.8%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund, 0.050%(c)(d)	1,045,279	1,045

Total Money Market Fund		1,045

Total Investments (Cost $27,428)(e) — 101.4%		27,720
Liabilities in excess of other assets — (1.4)%		(391)

Net Assets — 100.0%		$27,329

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	Affiliated investment.

(d)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(e)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (98.1%)
Georgia (3.6%)
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation III LLC, Ser A, RB, 4.750%, 06/15/41, Callable 06/15/20 @ 100, AGC	300	305
Thomasville Hospital Authority, John D. Archbold Memorial Hospital, RB, 5.250%, 11/01/35, Callable 11/01/20 @ 100	750	768

		1,073

Maryland (86.3%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,122
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	611
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	1,000	1,105
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215	240
Baltimore, GO, 5.000%, 10/15/19	545	654
Baltimore, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, AGM	500	565
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500	564
Charles County, GO, 5.000%, 03/01/16	500	592
Charles County, GO, 4.000%, 04/01/17	500	570
Frederick County, GO, 5.000%, 12/01/15	1,075	1,271
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500	571
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @ 100	750	821
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,108
Howard County, GO, 5.000%, 02/15/15	1,000	1,167
Maryland Capital Improvements, GO, 5.250%, 03/01/17	590	718
Maryland Community Development Administration, Department of Housing & Community Development, RB, 5.000%, 09/01/27, Callable 03/01/17 @ 100, AMT	1,000	1,024
Maryland Community Development Administration, Department of Housing & Community Development, Ser A, RB, 5.000%, 09/01/34, Callable 09/01/18 @ 100	235	243
Maryland Community Development Administration, Department of Housing & Community Development, Ser A-1, RB, 3.500%, 06/01/22, Callable 06/01/20 @ 100	500	523
Maryland Community Development Administration, Department of Housing & Community Development, Ser F, RB, 5.700%, 09/01/28, Callable 11/01/18 @ 100	300	329
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Inc., RB, 5.000%, 07/01/40, Callable 07/01/19 @ 100	500	514
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100(a)	1,250	1,385

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Maryland—continued

Maryland Health & Higher Educational Facilities Authority, LifeBridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, AGM	520	554
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/26, Callable 07/01/16 @ 100	500	519
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.000%, 07/01/16	300	332
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.000%, 07/01/34, Callable 07/01/19 @ 100	500	515
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.125%, 07/01/39, Callable 07/01/19 @ 100	500	518
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, NATL-RE/FHA	545	610
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/18	500	611
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100	500	583
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750	914
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	1,152
Maryland State, GO, 5.000%, 03/01/21, Callable 03/01/19 @ 100	500	596
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	25	25
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,059
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250	276
Montgomery County, Department of Finance, Public Transport Equipment, COP, 4.000%, 05/01/17	500	564
Montgomery County, Department of Liquor Control, Ser A, RB, 5.000%, 04/01/28, Callable 04/01/19 @ 100	300	333
St. Mary’s County, Construction Public Improvement, GO, 4.000%, 07/15/18	375	426
Talbot County, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	500	535
Wicomico County, GO, 4.000%, 02/01/20	250	278

		26,097

Mississippi (1.0%)
Mississippi Hospital Equipment & Facilities Authority, Clay County Medical Corp., Ser 1, RB, 5.000%, 10/01/39, Callable 10/01/20 @ 100	300	311

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Puerto Rico (5.4%)
Puerto Rico Electric Power Authority, Ser XX, RB, 5.250%, 07/01/40, Callable 07/01/20 @ 100	750	783
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750	856

		1,639

Texas (1.8%)
Hays County Texas, GO, 5.000%, 02/15/35, Callable 02/15/19 @ 100	500	539

Total Municipal Bonds		29,659

Money Market Fund (1.9%)
Federated Maryland Municipal Cash Trust, 0.000%(b)	570,751	571

Total Money Market Fund		571

Total Investments (Cost $28,022)(c) — 100.0%		30,230
Liabilities in excess of other assets — 0.0%		(6)

Net Assets — 100.0%		$30,224

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

AGC	— Security guaranteed by Assured Guaranty Corporation

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

COP	— Certificate of Participation

FHA	— Security guaranteed by Federal Housing Administration

GO	— General Obligation

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.3%)
North Carolina (86.9%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, NATL-RE	500	521
Cabarrus County, Installment Financing Contract, COP, 5.000%, 01/01/29, Callable 01/01/19 @ 100	500	546
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855	1,996
Charlotte Water & Sewer System, RB, 5.000%, 07/01/34, Callable 07/01/19 @ 100	1,000	1,096
Charlotte Water & Sewer System, RB, 5.000%, 07/01/38, Callable 07/01/18 @ 100	1,000	1,081
Charlotte Water & Sewer System, Ser B, RB, 5.000%, 07/01/38, Callable 07/01/20 @ 100	500	549
Charlotte Water & Sewer System, Ser B, RB, 4.500%, 07/01/39, Callable 07/01/20 @ 100	500	515
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000	1,092
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Ser A, RB, 5.250%, 01/15/39, Callable 01/15/19 @ 100	1,000	1,064
Forsyth County, GO, 5.000%, 03/01/14	1,000	1,142
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,804
Iredell County School Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100, AGM	1,000	1,110
Lenoir County, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, AGM	500	568
New Hanover County Hospital, New Hanover Regional Medical Center, Ser B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, AGM	2,000	2,133
North Carolina Capital Facilities Finance Agency Educational Facilities, Wake Forest University, RB, 5.000%, 01/01/38, Callable 01/01/19 @ 100	2,585	2,763
North Carolina Capital Facilities Finance Agency Exempt Facilities, Waste Management of Carolina Project, RB, 3.375%, 08/01/14, GTY AGMT — Waste Management, Inc., AMT	250	253
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100(a)	1,000	1,095
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal, Duke Energy Carolina, Ser A, RB, 4.625%, 11/01/40, Callable 11/01/20 @ 100	1,500	1,500
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	541
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, 5.550%, 07/01/38, Callable 07/01/18 @ 100, AMT	475	496

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
North Carolina—continued

North Carolina Medical Care Commission Health Care Facilities, Duke University Health Systems, Ser A, RB, 5.000%, 06/01/42, Callable 06/01/19 @ 100	2,000	2,090
North Carolina Medical Care Commission Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,377
North Carolina Medical Care Commission Health Care Facilities, Ser A, RB, 6.125%, 10/01/39, Callable 10/01/14 @ 100	750	796
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.000%, 12/01/29, Callable 12/01/18 @ 100	750	829
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000	2,220
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, AGM	500	531
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, AGM	500	528
North Carolina Medical Care Commission Hospital, The North Carolina Baptist Hospitals, Inc., RB, 5.000%, 06/01/34, Callable 06/01/20 @ 100	750	784
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,142
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.000%, 01/01/30, Callable 01/01/19 @ 100	3,000	3,187
North Carolina State Ports Authority Facilities, Ser A, RB, 5.250%, 02/01/40, Callable 02/01/20 @ 100	1,500	1,574
Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, NATL-RE/FHA	500	550
Raleigh Durham Airport Authority, RB, 5.000%, 05/01/12, NATL-RE/FGIC, AMT	1,000	1,055
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	2,086
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/36, Callable 05/01/20 @ 100	500	535
Union County, GO, 4.000%, 03/01/13	1,325	1,434
University of North Carolina at Chapel Hill, RB, 5.000%, 12/01/31, Callable 12/01/17 @ 100	1,270	1,387
University of North Carolina Systems Pool, Ser A, RB, 5.250%, 10/01/28, Callable 10/01/19 @ 100	500	569
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, NATL-RE, ETM	350	379
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,500	1,594

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
North Carolina—continued

Wake County, Hammond Road Detention Center, Ser 2009, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	585	652
Wake County, RB, 5.000%, 01/01/26, Callable 01/01/20 @ 100	1,000	1,148
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	250	283
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19 @ 100(a)	3,000	3,254

		51,849

Puerto Rico (8.4%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Ser CC, RB, 5.500%, 07/01/30	1,000	1,119
Puerto Rico Electric Power Authority, Ser JJ, RB, 5.250%, 07/01/13, NATL-RE	325	355
Puerto Rico Public Buildings Authority, Government Facilities, Ser H, RB, 5.250%, 07/01/12, XLCA	250	264
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	550	591
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	1,125	1,245
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,400	1,465

		5,039

Total Municipal Bonds		56,888

Money Market Fund (3.7%)
Federated Tax-Free Obligations Fund, 0.130%(b)	2,191,915	2,192

Total Money Market Fund		2,192

Total Investments (Cost $55,965)(c) — 99.0%		59,080
Other assets in excess of liabilities — 1.0%		593

Net Assets — 100.0%		$59,673

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FHA	— Security guaranteed by Federal Housing Administration

GO	— General Obligation

GTY AGMT	— Guaranty Agreement

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (91.2%)
Aerospace/Defense (1.7%)
AM General Corp., 3.260%, 09/30/12(a)(b)(c)	238	209
AM General Corp., 3.277%, 09/30/13(a)(b)(c)	4,530	3,986
DAE Aviation Holdings, Inc., 4.230%, 07/31/14(a)(b)(c)	3,205	3,000
DAE Aviation Holdings, Inc., 4.230%, 07/31/14(a)(b)(c)	3,310	3,099
Delos Aircraft, Inc., 7.000%, 03/15/16(a)(b)(c)	9,115	9,242
Hawker Beechcraft Acquisition Co., 10.500%, 03/26/14(a)(b)	1,412	1,399
United Air Lines, Inc., 7.375%, 02/01/14(a)(b)(c)	2,700	2,531

		23,466

Apparel (0.4%)
Claire’s Stores, Inc., 3.074%, 05/29/14(a)(b)(c)	3,708	3,230
Hanesbrands, Inc., 5.250%, 12/10/15(a)(b)(c)	2,119	2,135

		5,365

Auto Manufacturers (3.3%)
Ford Motor Co., 3.030%, 12/15/13(a)(b)(c)(d)	35,380	34,624
HHI Group Holdings LLC, 10.500%, 03/30/15(a)(b)(c)	6,967	7,002
Tenneco, Inc., 5.010%, 06/03/16(a)(b)	5,162	5,151

		46,777

Auto Parts & Equipment (1.4%)
Allison Transmission, Inc., 3.020%, 09/11/14(a)(b)(c)	10,674	10,009
TI Automotive Ltd., 9.500%, 08/17/16(a)(b)(c)	5,004	5,004
United Components, Inc., 03/23/17(a)(b)(c)(e)	4,155	4,172

		19,185

Building Materials (0.1%)
Building Materials Corp., 3.072%, 02/22/14(a)(b)(c)	1,468	1,448

Chemicals (3.3%)
Chemtura Corp., 6.000%, 02/02/11(a)(b)	4,035	4,063
Chemtura Corp., 5.500%, 08/16/16(a)(b)(c)	4,035	4,053
Columbian Chemicals Co., 6.563%, 03/16/13(a)(b)	4,238	4,153
GenTek, Inc., 7.000%, 10/28/14(a)(b)	1,584	1,581
Huntsman International LLC, 1.917%, 04/21/14(a)(b)(c)	5,351	5,116
INEOS Group Holdings PLC, 7.001%, 12/14/12(a)(b)	244	244
INEOS Group Holdings PLC, 7.501%, 12/14/13(a)(b)(c)	5,798	5,787
INEOS Group Holdings PLC, 8.001%, 12/16/14(a)(b)(c)	2,320	2,327
MacDermid Holdings LLC, 2.260%, 04/12/14(a)(b)(c)	2,638	2,454
Nalco Holding Co., 6.500%, 05/07/16(a)(b)	3,950	3,939
Nalco Holding Co., 09/30/17(a)(b)(c)(e)	4,560	4,585
Rockwood Specialties Group, Inc., 6.000%, 07/30/14(a)(b)	2,423	2,428
Solutia, Inc., 4.752%, 03/12/17(a)(b)	1,708	1,711
Univar, 3.261%, 10/10/14(a)(b)(c)	3,700	3,665

		46,106

Commercial Services (4.0%)
BNY ConvergEx Group, 3.270%, 09/30/13(a)(b)	1,257	1,220
BNY ConvergEx Group, 3.270%, 10/02/13(a)(b)	3,008	2,919
Booz Allen Hamilton, Inc., 6.000%, 07/31/15(a)(b)(c)	4,590	4,586
Catalina Marketing Corp., 3.079%, 10/01/14(a)(b)(c)	3,335	3,251
Dresser, Inc., 2.612%, 05/04/14(a)(b)(c)	2,161	2,075
DynCorp International, Inc., 6.250%, 07/07/16(a)(b)(c)	6,605	6,623
Hertz Corp., 2.012%, 12/21/12(a)(b)(c)	4,165	4,083
Hertz Corp., 2.089%, 12/21/12(a)(b)(c)	772	757
Merrill Corp., 8.500%, 12/22/12(a)(b)	1,312	1,251
Merrill Corp., 14.750%, 11/15/13(a)(b)	2,045	1,841
Quad/Graphics, Inc., 5.500%, 04/15/16(a)(b)	4,065	3,990
Sedgwick CMS Holdings, Inc., 5.500%, 05/20/16(a)(b)(c)	2,739	2,742

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Commercial Services—continued

TL Acquisitions, Inc., 2.780%, 07/03/14(a)(b)(c)	13,026	11,672
TransUnion LLC, 6.751%, 06/15/17(a)(b)	4,653	4,702
Vertafore, Inc., 6.764%, 07/29/16(a)(b)(c)	3,317	3,322
YB Marketing LLC, 2.760%, 06/30/11(b)	1,688	1,628

		56,662

Computers (0.1%)
Network Solutions LLC, 2.520%, 03/07/14(a)(b)(c)	1,586	1,491

Consumer Discretionary (0.8%)
Collective Brands, Inc., 3.059%, 08/01/14(a)(b)(c)	1,318	1,294
Reynolds Consumer Products Holding, Inc., 5.750%, 05/04/16(b)	—	—
Reynolds Consumer Products Holding, Inc., 05/05/16(a)(b)(c)(e)	4,949	4,969
Reynolds Consumer Products Holdings, Inc., 08/05/15(a)(b)(c)(e)	4,625	4,621
Reynolds Consumer Products Holdings, Inc., 6.250%, 11/02/15(b)(c)	35	35

		10,919

Consumer Staples (0.7%)
Dole Food Co., Inc., 5.021%, 02/23/17(a)(b)(c)	1,291	1,297
Dole Food Co., Inc., 5.061%, 02/23/17(a)(b)(c)	520	522
Philips-Van Heusen Corp., 4.750%, 05/04/16(a)(b)	5,621	5,658
Revlon Consumer Products Corp., 6.245%, 03/09/15(a)(b)(c)	2,763	2,749

		10,226

Diversified Financial Services (7.0%)
Affinion Group, Inc., 5.000%, 04/19/16(a)(b)(c)	4,060	3,973
American Capital Holdings, Inc., 8.500%, 12/31/13(a)(b)(c)	8,080	8,068
American General Finance Corp., 7.250%, 04/20/15(a)(b)(c)	16,325	16,395
CIT Group, Inc., 6.250%, 01/20/12(a)(b)(c)	8,898	8,956
East Valley Tourist Development Authority, 12.000%, 08/06/12(b)(f)(g)(h)	3,114	2,701
First Data Corp., 3.014%, 09/24/14(a)(b)(c)	1,894	1,667
First Data Corp., 3.014%, 09/24/14(a)(b)	3,987	3,507
First Data Corp., 3.014%, 09/24/14(a)(b)	2,115	1,859
Fortress Investment Group LLC, 09/30/15(a)(b)(c)(e)	1,690	1,690
Harland Clarke Holdings Corp., 2.799%, 06/30/14(a)(b)(c)	6,840	5,991
Interactive Data Corp., 6.750%, 01/29/17(a)(b)(c)	5,342	5,396
International Lease Finance Corp., 6.750%, 03/15/15(a)(b)(c)	6,095	6,186
MSCI, 4.750%, 04/09/16(a)(b)	13,067	13,116
Nielsen Finance LLC, 2.258%, 08/09/13(a)(b)	3,705	3,558
Nielsen Finance LLC, 4.008%, 05/02/16(a)(b)(c)	2,722	2,629
Nuveen Investments, Inc., 3.511%, 11/13/14(a)(b)	4,655	4,177
Peach Holdings, Inc., 6.250%, 11/21/13(a)(b)	587	421
SunGard Data Systems, Inc., 2.008%, 02/11/13(a)(b)	6,450	6,234
WideOpenWest Finance LLC, 6.765%, 06/26/14(a)(b)	2,900	2,808

		99,332

Electric (3.6%)
Calpine Corp., 3.415%, 03/29/14(a)(b)(c)	4,704	4,593
Generac Power Systems, Inc., 3.033%, 11/12/13(a)(b)(c)	2,800	2,583
GenOn Energy, Inc., 09/20/17(a)(b)(c)(e)	7,605	7,577
NRG Energy, Inc., 2.033%, 02/01/13(a)(b)(c)	6,391	6,205
NRG Energy, Inc., 2.033%, 02/01/13(a)(b)(c)	8,821	8,564
TXU Energy Co. LLC, 3.759%, 10/10/14(a)(b)	5,940	4,574

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

TXU Energy Co. LLC, 3.759%, 10/10/14(a)(b)(c)	4,912	3,799
TXU Energy Co. LLC, 3.759%, 10/10/14(a)(b)	5,939	4,612
TXU Energy Co. LLC, 3.924%, 10/10/14(a)(b)(c)(d)	9,905	7,691

		50,198

Energy (1.9%)
Aquilex Holdings LLC, 5.500%, 03/26/16(a)(b)(c)	4,055	4,044
EnergySolutions, Inc., 6.250%, 08/12/16(a)(b)(c)	2,903	2,906
First Light Power Resources, Inc., 2.813%, 11/01/13(a)(b)	575	538
First Light Power Resources, Inc., 3.063%, 11/01/13(a)(b)	11	10
First Light Power Resources, Inc., 5.063%, 05/01/14(a)(b)	4,580	4,191
KGen LLC, 2.063%, 02/01/14(a)(b)(c)	2,090	1,975
KGen LLC, 2.313%, 02/01/14(a)(b)(c)	2,371	2,240
MACH Gen LLC, 2.533%, 02/22/13(a)(b)	1,068	994
New Development Holdings, Inc., 7.000%, 06/08/17(a)(b)	9,152	9,280
NSG Holdings LLC, 1.792%, 06/15/14(a)(b)	237	225
NSG Holdings LLC, 1.792%, 06/15/14(a)(b)	51	48

		26,451

Entertainment (4.1%)
Carmike Cinemas, Inc., 5.500%, 01/27/16(a)(b)(c)	5,867	5,870
Cedar Fair LP, 5.500%, 12/15/16(a)(b)(c)	2,544	2,562
Cinemark, Inc., 3.550%, 04/30/16(a)(b)(c)	2,401	2,392
IMG Worldwide, Inc., 7.250%, 06/11/15(b)	10,923	10,622
Live Nation Worldwide, Inc., 4.500%, 11/06/16(a)(b)(c)	6,089	6,013
Rainbow National Services LLC, 1.260%, 06/28/13(a)(b)	6,059	5,757
Regal Entertainment Group, 4.033%, 11/18/16(a)(b)(c)	3,701	3,678
Universal City Development Partners Ltd., 5.500%, 10/29/14(a)(b)(c)	10,148	10,181
Universal City Development Partners Ltd., 7.750%, 10/29/14(a)(b)	4,590	4,625
Venetian Macao Ltd., 5.040%, 05/25/12(a)(b)(c)	2,360	2,328
Venetian Macao Ltd., 5.040%, 05/25/13(a)(b)(c)	4,086	4,030

		58,058

Food (1.7%)
Dean Foods Co., 2.040%, 04/02/14(a)(b)(c)	4,626	4,503
Dean Foods Co., 3.790%, 04/02/17(a)(b)	2,711	2,702
Michael Foods, Inc., 6.250%, 06/29/16(a)(b)(c)	6,628	6,667
Pierre Foods, Inc., 09/29/16(a)(b)(c)(e)	5,325	5,259
Pinnacle Foods Group LLC, 6.000%, 04/02/14(a)(b)(c)	1,860	1,865
Wm. Bolthouse Farms, Inc., 5.500%, 02/10/16(a)(b)	2,768	2,764

		23,760

Forest Products & Paper (0.3%)
Georgia-Pacific Corp., 3.637%, 12/20/14(a)(b)	3,886	3,873

Health Care (11.0%)
Ardent Health Services LLC, 6.500%, 09/14/15(a)(b)(c)	8,084	7,940
Axcan Intermediate Holdings, 3.816%, 02/18/14(a)(b)	1,587	1,505
Bausch & Lomb, Inc., 3.510%, 04/24/15(a)(b)(c)	381	365
Bausch & Lomb, Inc., 3.589%, 04/24/15(a)(b)(c)	1,572	1,506
Biomet, Inc., 3.282%, 03/25/15(a)(b)(c)	4,909	4,760
Carestream Health, Inc., 2.260%, 04/30/13(a)(b)(c)	2,403	2,324
Carestream Health, Inc., 5.510%, 10/30/13(a)(b)	1,000	938
Community Health Systems, Inc., 2.549%, 07/25/14(a)(b)	17,421	16,523

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

Community Health Systems, Inc., 2.549%, 07/25/14(a)(b)	1,275	1,209
CRC Health Corp., 2.783%, 02/06/13(a)(b)(c)	562	524
CRC Health Corp., 2.783%, 02/06/13(a)(b)(c)	3,616	3,367
Gentiva Health Services, Inc., 6.750%, 08/12/16(a)(b)(c)	2,495	2,486
Golden Gate National Care LLC, 3.010%, 03/14/11(a)(b)	4,408	4,265
Golden Gate National Care LLC, 8.010%, 10/09/11(a)(b)	2,415	2,330
Harlan Sprague Dawley, Inc., 3.760%, 07/11/14(a)(b)(f)	4,822	4,228
HCA, Inc., 2.033%, 11/17/12(a)(b)(d)	17,814	17,192
HCA, Inc., 2.783%, 11/18/13(a)(b)(c)	8,024	7,717
Health Management Associates, 2.283%, 02/28/14(a)(b)(c)	7,281	6,860
IASIS Healthcare Corp., 2.258%, 03/14/14(a)(b)(c)	191	184
IASIS Healthcare Corp., 2.260%, 03/14/14(a)(b)(c)	2,028	1,949
IASIS Healthcare Corp., 2.260%, 03/14/14(a)(b)(c)	702	675
IM US Holdings LLC, 2.271%, 06/26/14(a)(b)	2,954	2,823
Multiplan, Inc., 6.500%, 08/16/17(a)(b)(c)	7,230	7,218
Mylan, Inc., 3.735%, 10/02/14(a)(b)(c)	1,681	1,676
National Mentor Holdings, Inc., 2.540%, 06/28/13(a)(b)	1,810	1,653
National Mentor Holdings, Inc., 2.346%, 06/29/13(a)(b)	110	100
NBTY, Inc., 09/22/17(a)(b)(c)(e)	11,400	11,508
Skilled Healthcare LLC, 5.250%, 04/08/16(b)(c)	4	4
Universal Health Services, Inc., 07/28/16(a)(b)(c)(e)	13,495	13,548
Valeant Pharmaceuticals International, Inc., 09/21/16(a)(b)(c)(e)	3,324	3,352
Valeant Pharmaceuticals International, Inc., 09/21/16(a)(b)(c)(e)	831	838
Vanguard Health Systems, Inc., 5.000%, 01/15/16(a)(b)(c)	7,481	7,418
Warner Chilcott PLC, 6.000%, 10/14/14(a)(b)(c)	4,042	3,986
Warner Chilcott PLC, 6.250%, 03/14/15(a)(b)(c)	1,951	1,951
Warner Chilcott PLC, 6.250%, 03/14/15(a)(b)(c)	3,249	3,249
Warner Chilcott PLC, 6.250%, 04/30/15(a)(b)	2,754	2,754
Warner Chilcott PLC, 6.500%, 02/20/16(a)(b)(c)	3,103	3,114
Warner Chilcott PLC, 6.500%, 02/20/16(a)(b)(c)	1,007	1,011

		155,050

Industrials (1.8%)
Bucyrus International, Inc., 4.500%, 12/21/15(a)(b)(c)	6,898	6,944
CGGVeritas, 5.500%, 01/12/16(a)(b)	3,534	3,528
Tomkins PLC, 09/21/16(a)(b)(c)(e)	15,205	15,330

		25,802

Information Technology (6.3%)
Allen Systems Group, Inc., 7.750%, 10/19/13(a)(b)	2,647	2,652
Aspect Software, Inc., 6.250%, 05/07/16(a)(b)(c)	4,577	4,554
Ceridian Corp., 3.260%, 11/09/14(a)(b)(c)	4,664	4,185
Fidelity National Information Services, Inc., 5.250%, 07/18/16(a)(b)(c)	5,440	5,477
Flextronics International Ltd., 2.509%, 10/01/12(a)(b)(c)	7,127	6,949
Flextronics International Ltd., 2.507%, 10/01/14(a)(b)	454	428
Flextronics International Ltd., 2.509%, 10/01/14(a)(b)	1,922	1,825
Flextronics International Ltd., 2.510%, 10/01/14(a)(b)	755	711
Information Solutions, Inc., 4.750%, 04/09/16(a)(b)(c)	6,509	6,525
NDS Group PLC, 6.980%, 02/03/17(a)(b)(c)	27,900	27,412

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

SAVVIS, Inc., 6.750%, 08/02/16(a)(b)(c)(d)	14,080	14,124
Skype Technologies SA, 7.000%, 02/22/15(a)(b)(c)	12,056	12,093
SonicWALL, Inc., 8.250%, 01/23/16(a)(b)(c)	2,490	2,490

		89,425

Insurance (0.4%)
Hub International Ltd., 6.750%, 06/12/14(a)(b)	4,554	4,493
Hub International Ltd., 3.033%, 06/13/14(a)(b)	790	745
Hub International Ltd., 3.033%, 06/13/14(a)(b)	178	167

		5,405

Leisure Time (0.6%)
Sabre Holdings Corp., 2.338%, 09/30/14(a)(b)(c)	9,127	8,437

Lodging (0.7%)
Harrah’s Operating Co., Inc., 9.500%, 10/01/16(a)(b)(c)	4,104	4,203
Kerzner International Ltd., 3.307%, 08/31/13(b)	64	50
Kerzner International Ltd., 3.335%, 08/31/13(b)	390	302
Kerzner International Ltd., 3.533%, 08/31/13(b)	685	531
Las Vegas Sands LLC, 2.070%, 05/15/13(a)(b)(c)	392	363
Las Vegas Sands LLC, 2.070%, 05/15/13(a)(b)(c)	1,908	1,767
Las Vegas Sands LLC, 11/23/16(a)(b)(c)(e)	1,910	1,735
Las Vegas Sands LLC, 11/23/16(a)(b)(c)(e)	384	349
MGM Mirage, Inc., 2.250%, 10/03/11(a)(b)	440	408
MGM Mirage, Inc., 6.000%, 10/03/11(a)(b)	953	922

		10,630

Machinery Diversified (1.2%)
Alliance Laundry LLC, 09/23/16(a)(b)(c)(e)	4,155	4,181
Manitowoc Co., Inc. (The), 8.000%, 11/06/13(b)	3,046	3,022
NACCO Materials Handling Group, Inc., 2.201%, 03/21/13(a)(b)	3,351	3,066
Sequa Corp., 3.775%, 12/03/14(a)(b)(c)	6,523	6,110

		16,379

Media (10.7%)
Village Roadshow Ltd., 5.500%, 05/27/15(b)(c)	24,890	24,641
Block Communications, Inc., 2.260%, 12/19/12(a)(b)	972	940
Charter Communications Operating LLC, 2.260%, 03/06/14(a)(b)(c)	27,432	26,740
Charter Communications, Inc., 2.759%, 07/28/14(a)(b)	3,735	3,490
Clear Channel Communications, Inc., 07/30/14(a)(b)(e)	1,860	1,534
Clear Channel Communications, Inc., 01/29/16(a)(b)(e)	817	628
Clear Channel Communications, Inc., 3.906%, 01/29/16(a)(b)	930	714
Clear Channel Communications, Inc., 3.910%, 01/29/16(a)(b)	20,690	16,254
CMP Susquehanna Radio Holdings Corp., 2.313%, 05/05/13(a)(b)	2,305	2,062
Getty Images, Inc., 6.250%, 07/02/15(a)(b)	4,921	4,946
Gray Television, Inc., 3.760%, 12/31/14(a)(b)(c)	5,744	5,500
Insight Midwest Holdings LLC, 1.260%, 10/06/13(a)(b)	6,591	6,426
Insight Midwest LP, 2.099%, 04/07/14(a)(b)(c)	2,758	2,644
Lamar Media Corp., 4.250%, 10/29/16(a)(b)	2,776	2,786
LIN TV Corp., 4.290%, 03/11/11(a)(b)	151	144
Mediacom LLC, 5.500%, 03/31/17(a)(b)	5,445	5,381
Quebecor Media, Inc., 2.526%, 01/17/13(a)(b)(c)	3,919	3,763
Sinclair Broadcasting Group, 5.500%, 10/29/15(a)(b)(c)	4,147	4,160
Telesat Holdings, Inc., 3.270%, 10/31/14(a)(b)(c)	3,793	3,686

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

Telesat Holdings, Inc., 3.270%, 10/31/14(a)(b)(c)	326	317
Tribune Co., 5.250%, 05/17/14(b)(h)	9,000	5,857
Umbrella Acquisition, Inc., 2.510%, 09/29/14(a)(b)(c)	16,233	14,257
Vaf, Inc., 6.875%, 08/10/15(b)	10,000	10,000
Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15(a)(b)(c)	3,970	3,975

		150,845

Metals (0.3%)
Global Brass & Copper, Inc., 10.250%, 08/13/15(a)(b)(c)	4,195	4,111

Miscellaneous Manufacturer (1.2%)
Bombardier, Inc., 3.142%, 06/28/13(a)(b)	1,698	1,471
EPCO Holdings, Inc., 1.256%, 08/07/12(a)(b)	10,000	9,350
John Maneely Co., 3.775%, 12/08/13(a)(b)(c)	5,992	5,825

		16,646

Oil & Gas (5.2%)
Alon Refining Krotz Springs, Inc., 2.510%, 08/04/13(b)	109	71
Alon Refining Krotz Springs, Inc., 2.594%, 08/04/13(b)	875	567
Big West Oil LLC, 11.750%, 02/19/15(a)(b)	11,009	11,174
CITGO Petroleum Corp., 8.250%, 06/24/15(a)(b)(c)	6,378	6,393
CITGO Petroleum Corp., 9.000%, 06/24/15(a)(b)(c)	3,990	4,061
EPD Holdings, 2.765%, 07/25/14(a)(b)(c)	1,619	1,398
EPD Holdings, 2.765%, 07/25/14(a)(b)(c)	232	200
MEG Energy Corp., 6.000%, 04/03/16(a)(b)(c)	21,062	21,083
Petroleum Geo-Services ASA, 2.290%, 06/29/15(a)(b)	629	603
Pilot Travel Centers LLC, 5.250%, 11/24/15(a)(b)(c)	9,674	9,773
TPF Generation Holdings LLC, 2.533%, 12/15/11(a)(b)(c)	717	677
TPF Generation Holdings LLC, 2.533%, 12/15/13(a)(b)(c)	1,951	1,842
TPF Generation Holdings LLC, 2.533%, 12/15/13(a)(b)(c)	5,574	5,263
TPF Generation Holdings LLC, 4.783%, 12/13/14(a)(b)(c)	2,910	2,635
Vulcan Energy Corp., 5.500%, 09/25/15(a)(b)	5,260	5,287
Western Refining Co., 10.750%, 05/30/14(a)(b)(c)	2,074	2,027

		73,054

Packaging & Containers (0.7%)
Anchor Glass Container Corp., 6.000%, 02/25/16(a)(b)	1,315	1,314
Graham Packaging Co., Inc., 6.000%, 09/16/16(a)(b)(c)	4,155	4,186
Smurfit-Stone Container Corp., 6.750%, 02/10/16(a)(b)	4,618	4,638

		10,138

Pipelines (0.4%)
Enterprise GP Holdings LP, 2.780%, 11/08/14(a)(b)(c)	5,810	5,767

Real Estate (3.3%)
CB Richard Ellis, 6.000%, 12/20/13(a)(b)	1,445	1,436
CB Richard Ellis, 6.000%, 12/20/15(a)(b)(c)	9,391	9,391
CB Richard Ellis, 6.000%, 12/20/15(a)(b)(c)	8,703	8,706
DuPont Fabros Technology, Inc., 5.750%, 12/02/14(a)(b)	18,500	18,407
Mattamy Group, 2.563%, 04/11/13(a)(b)	2,900	2,668
Realogy Corp., 3.258%, 10/09/13(a)(b)(c)	5,595	4,968
Realogy Corp., 3.312%, 10/09/13(a)(b)(c)	763	677
Realogy Corp., 13.500%, 10/15/17(a)(b)	655	697

		46,950

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Retail (2.6%)
Capital Automotive LP, 2.010%, 12/16/10(a)(b)(c)	7,967	7,868
Capital Automotive LP, 2.354%, 12/16/11(a)(b)	32,374	3,102
Capital Automotive LP, 2.760%, 12/14/12(a)(b)(c)	1,855	1,800
Dollar General Corp., 3.008%, 07/04/14(a)(b)	2,567	2,498
Dollar General Corp., 3.111%, 07/04/14(a)(b)	3,415	3,348
Harbor Freight, 5.016%, 02/23/16(a)(b)(c)	2,700	2,703
Michaels Stores, Inc., 2.634%, 10/31/13(a)(b)	2,000	1,930
Michaels Stores, Inc., 4.884%, 07/31/16(a)(b)(c)	4,528	4,431
Neiman Marcus Group, Inc., 2.294%, 04/06/13(a)(b)	3,125	3,025
Sports Authority, Inc. (The), 2.694%, 05/03/13(a)(b)	2,844	2,634
SUPERVALU, Inc., 1.135%, 06/02/11(a)(b)	3,786	3,728

		37,067

Semiconductors (0.7%)
Freescale Semiconductor, Inc., 12/01/12(a)(b)(e)	4,655	4,276
Freescale Semiconductor, Inc., 4.509%, 12/01/16(a)(b)(c)	5,572	5,082
Spansion, Inc., 7.500%, 02/08/15(a)(b)	925	930

		10,288

Telecommunication Services (9.1%)
Airvana Corp., 11.000%, 08/30/14(a)(b)(c)	9,984	9,871
Asurion Corp., 3.278%, 07/03/14(a)(b)(c)	3,283	3,141
Avaya, Inc., 3.058%, 12/10/14(a)(b)(c)	10,011	8,874
Bragg Communications, Inc., 2.799%, 08/31/14(a)(b)(c)	928	907
Bresnan Communications LLC, 2.261%, 09/29/13(a)(b)(c)	4,848	4,802
Cequel Communications LLC, 2.258%, 11/05/13(a)(b)(c)	1,817	1,759
Cincinnati Bell, Inc., 6.500%, 06/10/16(a)(b)(c)	9,875	9,937
Cinedigm Digital Funding I LLC, 5.250%, 04/21/16(a)(b)	4,657	4,587
Consolidated Communications Holdings, Inc., 2.770%, 12/29/14(a)(b)(c)	5,000	4,762
Consolidated Communications Holdings, Inc., 2.770%, 12/29/14(a)(b)	115	110
Integra Telecom, Inc., 9.250%, 04/12/15(a)(b)(c)	7,431	7,430
Intelsat Corp., 3.033%, 01/03/14(a)(b)(c)	1,943	1,869
Intelsat Corp., 3.033%, 01/03/14(a)(b)(c)	1,942	1,869
Intelsat Corp., 3.033%, 01/03/14(a)(b)(c)	1,942	1,869
Intelsat Jackson Holdings Ltd., 3.292%, 02/01/14(a)(b)(c)	2,750	2,578
Level 3 Communications, Inc., 2.700%, 03/13/14(a)(b)	2,500	2,278
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)	12,750	13,754
MCC Iowa LLC, 4.500%, 10/23/17(a)(b)(c)	4,643	4,580
MetroPCS Wireless, Inc., 2.563%, 11/03/13(a)(b)(c)	4,905	4,795
Qwest Services Corp., 7.000%, 05/05/14(a)(b)	4,455	4,332
Telcordia Technologies, Inc., 6.750%, 04/30/16(a)(b)(c)	9,776	9,794
UPC Financing Partnership, 3.501%, 09/02/13(a)(b)	3,000	2,903
UPC Financing Partnership, 2.501%, 12/31/14(a)(b)	2,593	2,484
UPC Financing Partnership, 4.251%, 12/31/16(a)(b)(c)	3,107	3,013
West Corp., 2.634%, 10/24/13(a)(b)(c)	2,365	2,326
West Corp., 7.250%, 10/24/13(a)(b)	4,235	4,231
Wind Acquisition Holdings, 7.723%, 11/26/14(a)(b)(c)	8,800	8,831

		127,686

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Transportation (0.6%)
Dollar Thrifty Automotive Group, Inc., 2.760%, 06/15/13(a)(b)(c)	6,072	6,011
Ozburn-Hessey Logistics LLC, 7.500%, 04/15/16(a)(b)(c)	2,433	2,460

		8,471

Total Bank Loans		1,285,468

Corporate Bonds (10.2%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53(d)	1,000	1,025

Aerospace/Defense (0.0%)
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	340	360

Chemicals (0.1%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(d)	1,000	1,145

Coal (0.1%)
CONSOL Energy, Inc., 8.000%, 04/01/17, Callable 04/01/14 @ 104(a)(d)	420	455
CONSOL Energy, Inc., 8.250%, 04/01/20, Callable 04/01/15 @ 104.13(a)(d)	345	377

		832

Commercial Services (0.1%)
DynCorp International, Inc., 10.375%, 07/01/17, Callable 07/01/14 @ 105.19(a)(d)	270	269
PHH Corp., 9.250%, 03/01/16(a)	285	296
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	675	731

		1,296

Diversified Financial Services (1.7%)
American General Finance Corp., Ser I, MTN, 4.875%, 07/15/12(d)	4,500	4,253
American General Finance Corp., Ser I, MTN, 5.850%, 06/01/13(d)	2,000	1,845
CapitalSource, Inc., 12.750%, 07/15/14(a)(d)	1,585	1,843
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102(d)	4,645	4,633
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50(d)	3,718	4,239
Ford Motor Credit Co. LLC, 8.700%, 10/01/14(d)	4,500	5,048
International Lease Finance Corp., 8.625%, 09/15/15(a)	965	1,033
International Lease Finance Corp., 8.750%, 03/15/17(a)(d)	1,010	1,083
Nielsen Finance LLC, 7.750%, 10/15/18, Callable 10/15/14 @ 103.88(a)(c)	255	253
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	675	695

		24,925

Diversified Operations (0.2%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56(d)	2,000	2,005
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(a)(d)	1,770	1,558

		3,563

Electric (0.6%)
General Cable Corp., 2.908%, 04/01/15, Callable 10/19/10 @ 101(b)(d)	5,133	4,761

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25(d)	3,500	3,688
NRG Energy, Inc., 8.250%, 09/01/20, Callable 09/01/15 @ 104.13(a)	630	650

		9,099

Entertainment (0.1%)
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(a)(d)	900	884

Health Care (0.2%)
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94(d)	500	520
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38(a)(c)	2,000	1,985

		2,505

Insurance (0.1%)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	1,000	872

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(d)	1,000	1,067

Machinery Diversified (0.1%)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44(d)	1,000	1,141

Media (0.5%)
Cablevision Systems Corp., 8.625%, 09/15/17	750	825
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	300	319
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)(d)	1,000	1,065
Virgin Media Secured Finance PLC, 6.500%, 01/15/18, Callable 01/15/14 @ 103.25(d)	5,000	5,275

		7,484

Oil & Gas (1.2%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38(d)	3,855	3,942
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(a)(d)	235	248
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)(d)	1,035	1,092
Linn Energy LLC/Finance Corp., 7.750%, 02/01/21, Callable 09/15/15 @ 103.88(a)	395	398
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(a)	375	380
SandRidge Energy, Inc., 4.158%, 04/01/14, Callable 11/08/10 @ 102(b)	1,000	926
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	9,250	8,787
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	885	832

		16,605

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Packaging & Containers (0.0%)
Smurfit-Stone Container Corp., 8.250%, 10/01/12	1,800	65
Smurfit-Stone Container Corp., 8.000%, 03/15/17	570	21

		86

Pharmaceuticals (0.0%)
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(a)	270	279

Telecommunication Services (4.7%)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)(d)	360	380
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(d)	3,000	3,184
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(d)	5,850	6,508
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(d)	3,500	3,819
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 12/15/10 @ 103.58(d)	2,075	2,137
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(d)	2,375	2,684
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	280	283
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(b)(d)	1,800	1,928
Intelsat Bermuda Ltd. PIK, 11.595%, 02/04/17, Callable 02/15/13 @ 105.75(d)	3,782	4,099
iPCS, Inc., 2.591%, 05/01/13, Callable 11/08/10 @ 100(b)(d)	3,000	2,850
Level 3 Financing, Inc., 4.140%, 02/15/15(b)	500	405
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(d)	3,440	3,096
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	900	1,000
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(d)	1,000	1,045
Sprint Capital Corp., 8.375%, 03/15/12(d)	5,315	5,687
Sprint Capital Corp., 8.750%, 03/15/32(d)	4,500	4,725
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(a)	3,365	3,130
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66(d)	4,500	4,843
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	650	713
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)(d)	8,000	8,965
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	650	696
Windstream Holdings of the Midwest, Inc., 6.750%, 04/01/28(d)	4,750	4,205

		66,382

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Transportation (0.3%)
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)(c)	4,500	4,545

Total Corporate Bonds		144,095

Convertible Corporate Bond (0.1%)
Diversified Financial Services (0.1%)
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	500	503

Total Convertible Corporate Bond		503

Preferred Stock (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII, 0.531%, Callable 03/30/15 @ 25	13,520	357

Total Preferred Stock		357

Money Market Fund (8.6%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)(i)	121,762,325	121,762

Total Money Market Fund		121,762

Total Investments (Cost $1,512,799)(j) — 110.1%		1,552,185
Liabilities in excess of other assets — (10.1)%		(142,652)

Net Assets — 100.0%		$1,409,533

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 90.0% of net assets as of September 30, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(e)	This security has not settled as of September 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.

(f)	Security in default.

(g)	Issuer has filed for bankruptcy.

(h)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. These securities represent 0.6% of net assets as of September 30, 2010.

Issue	Acquisition	Cost	Principal	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
East Valley Tourist Development Authority	8/7/2007	3,084	3,114	2,701	0.19
Tribune Co.	1/6/2010	5,792	9,000	5,857	0.42

(i)	Affiliated investment.

(j)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

PIK	— Payment in-kind

As of September 30, 2010, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)
Brand Services	7,500	(975)
Calpine Corp.	5,500	(570)
Capital Automotive LP	737	(39)
MGM Mirage, Inc.	(880)	(64)

		(1,648)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Global Strategy Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (85.9%)
U.S. Treasury Bill (85.1%)
0.104%, 10/21/10(a)	30,000	29,998

U.S. Treasury Note (0.8%)
1.500%, 10/31/10	300	300

Total U.S. Treasury Obligations		30,298

Money Market Fund (25.4%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)(c)	8,968,559	8,969

Total Money Market Fund		8,969

Total Investments (Cost $39,267)(d) — 111.3%		39,267
Liabilities in excess of other assets — (11.3)%		(4,000)

Net Assets — 100.0%		$35,267

(a)	Rate represents the effective yield at purchase.

(b)	Affiliated investment.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(d)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

Credit Default Swap Agreements — Buy Protection

					Upfront		Unrealized
		Notional	Fixed	Expiration	Payments		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Made/(Received)($)	Value($)	Depreciation($)
Federative Republic of Brazil	Morgan Stanley	8,320	1.000	12/20/15	78	64	(14)
Emerging Markets CDX Indices, Series 14	Barclays Bank PLC	1,924	5.000	12/20/15	(244)	(252)	(8)
Emerging Markets CDX Indices, Series 14	JPMorgan	955	5.000	12/20/15	(120)	(125)	(5)
Emerging Markets CDX Indices, Series 14	Morgan Stanley	6,599	5.000	12/20/15	(832)	(866)	(34)

					(1,118)	(1,179)	(61)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

At September 30, 2010, liquid assets totaling $2,513, in thousands, have been designated as collateral for open swap agreements.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2010.

The notional amount of Credit Default Swap Contracts totaled $17,798, in thousands, as of September 30, 2010. The monthly average notional amount for Credit Default Swap Contracts totaled $9,657, in thousands, for the period ended September 30, 2010.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix Global Strategy Fund — concluded

Forward Foreign Currency Contracts

At September 30, 2010, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount	Contract		Unrealized
		Delivery	in Local	Value	Market	Appreciation/
Currency	Counterparty	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	Morgan Stanley	11/15/10	3,928	3,606	3,774	(168)
Australian Dollar	Credit Suisse First Boston	11/15/10	2,892	2,653	2,778	(125)
Australian Dollar	JPMorgan	11/15/10	4,377	4,018	4,205	(187)
Brazilian Real	Barclay’s Bank PLC	11/03/10	7,626	4,290	4,476	(186)
Colombian Peso	Barclay’s Bank PLC	11/10/10	12,207,721	6,762	6,782	(20)
Euro	Deutsche Bank	11/10/10	8,782	11,201	11,967	(766)
Euro	Credit Suisse First Boston	11/10/10	2,121	2,704	2,890	(186)
Euro	JPMorgan	11/10/10	10,453	13,322	14,243	(921)
Hungarian Forint	Barclay’s Bank PLC	10/07/10	398,564	1,804	1,967	(163)
Indonesian Rupiah	Barclay’s Bank PLC	11/18/10	17,794,573	1,974	1,978	(4)
Japanese Yen	Morgan Stanley	10/07/10	160,633	1,887	1,925	(38)
New Zealand Dollar	Morgan Stanley	11/09/10	2,561	1,839	1,872	(33)

Total Short Contracts				$56,060	$58,857	$(2,797)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (0.8%)
Auto Manufacturers (0.1%)
Ford Motor Co., 3.030%, 12/15/13(a)(b)(c)	3,075	3,009

Diversified Financial Services (0.6%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(b)(d)(e)(f)	11,936	10,355

Telecommunications Services (0.1%)
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)	1,000	1,079

Total Bank Loans		14,443

Corporate Bonds (92.0%)
Advertising (0.3%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	1,900	1,947
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	1,510	1,552
Lamar Media Corp., 7.875%, 04/15/18, Callable 04/15/14 @ 103.94	2,175	2,284

		5,783

Aerospace/Defense (1.6%)
Alliant Techsystems, Inc., 6.875%, 09/15/20, Callable 09/15/15 @ 103.44	3,810	3,872
BE Aerospace, Inc., 6.875%, 10/01/20, Callable 10/01/15 @ 103.44	6,570	6,702
Esterline Technologies Corp., 7.000%, 08/01/20, Callable 08/01/15 @ 103.50(a)	1,460	1,511
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	5,500	5,830
Spirit AeroSystems, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75	1,850	1,910
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	2,770	2,839
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	4,225	4,542

		27,206

Airlines (1.1%)
Air Canada, Inc., 9.250%, 08/01/15, Callable 08/01/12 @ 106.94(a)	3,815	3,853
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(a)	3,814	4,138
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)	8,110	8,962
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	1,686	1,715

		18,668

Auto Parts & Equipment (2.0%)
Accuride Corp., 9.500%, 08/01/18, Callable 08/01/14 @ 104.75(a)	2,785	2,924
AFFINIA Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(a)	2,060	2,292
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(a)	3,400	3,723
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(a)	4,990	5,177
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	5,625	6,370

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Auto Parts & Equipment—continued

Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	1,280	1,357
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	1,280	1,368
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	4,350	4,644
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(a)	2,525	2,563
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(a)	2,790	3,055

		33,473

Beverages (0.1%)
Cott Beverages USA, Inc., 8.125%, 09/01/18, Callable 09/01/14 @ 104.06(a)	1,500	1,588

Building (0.4%)
KB Home, 9.100%, 09/15/17	3,180	3,267
Standard Pacific Corp., 8.375%, 05/15/18	3,705	3,705

		6,972

Building Materials (0.8%)
Building Materials Corp., 6.875%, 08/15/18, Callable 08/15/14 @ 103.44(a)	2,130	2,093
Texas Industries, Inc., 9.250%, 08/15/20, Callable 08/15/15 @ 104.63(a)	4,020	4,171
USG Corp., 9.750%, 08/01/14(a)	5,845	6,093
USG Corp., 7.875%, 01/15/18(g)	1,715	1,683

		14,040

Chemicals (2.4%)
Chemtura Corp., 7.875%, 09/01/18, Callable 09/01/14 @ 103.94(a)	2,355	2,461
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104	3,065	3,237
Ferro Corp., 7.875%, 08/15/18, Callable 08/15/14 @ 103.94	1,635	1,696
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(a)	4,210	4,410
Huntsman International LLC, 5.500%, 06/30/16	2,505	2,399
Huntsman International LLC, 8.625%, 03/15/21, Callable 09/15/15 @ 104.31(a)	1,055	1,092
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	3,475	3,627
Lyondell Chemical Co., 11.000%, 05/01/18, Callable 05/01/13 @ 100	2,800	3,098
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	2,845	3,019
Oxea Finance & Cy SCA, 9.500%, 07/15/17, Callable 07/15/13 @ 107.12(a)	2,805	3,015
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 11/08/10 @ 104.50(f)	2,220	1,915
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	2,660	2,906
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94	3,025	3,233

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Chemicals—continued

TPC Group LLC, 8.250%, 10/01/17, Callable 10/01/13 @ 106.19(a)(c)	2,000	2,050
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(a)	3,265	3,388

		41,546

Coal (0.5%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38	3,225	3,556
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	2,065	2,199
Penn Virginia Resource Partners LP, 8.250%, 04/15/18, Callable 04/15/14 @ 104.13	2,635	2,730

		8,485

Commercial Services (3.6%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	3,855	4,077
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44	3,095	3,060
DynCorp International, Inc., 10.375%, 07/01/17, Callable 07/01/14 @ 105.19(a)	4,465	4,443
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88(a)	6,145	5,377
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/11 @ 102.22	3,180	3,263
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25	800	850
Hertz Corp., 7.500%, 10/15/18, Callable 10/15/14 @ 103.75(a)	2,580	2,580
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(a)	2,075	2,096
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	2,625	2,796
PHH Corp., 9.250%, 03/01/16(a)	2,455	2,553
R.R. Donnelley & Sons Co., 7.625%, 06/15/20	4,095	4,272
Reader’s Digest Association, Inc. (The), 9.500%, 02/15/17, Callable 02/15/13 @ 104(a)(b)	9,650	9,577
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(a)	2,895	3,221
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63(h)	12,825	13,883

		62,048

Computers (0.1%)
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44(a)	1,610	1,574
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(a)	550	649

		2,223

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Consumer Staples (2.0%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31	3,055	3,414
Dean Foods Co., 7.000%, 06/01/16	5,830	5,720
Jarden Corp., 7.500%, 01/15/20, Callable 01/15/15 @ 103.75	4,450	4,628
Phillips-Van Heusen Corp., 7.375%, 05/15/20, Callable 05/15/15 @ 103.69	2,005	2,113
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	6,795	7,135
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	4,790	4,910
SUPERVALU, Inc., 8.000%, 05/01/16	6,115	6,161

		34,081

Diversified Financial Services (14.2%)
Ally Financial, Inc., 7.500%, 09/15/20(a)	15,400	16,401
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	7,923	7,497
American General Finance Corp., Ser H, MTN, 5.750%, 09/15/16	4,225	3,369
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	6,925	5,575
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17(h)	12,275	10,250
Bank of America Corp., Ser K, 8.000%, 12/29/49(b)(i)	15,830	16,329
CEMEX Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(a)	3,800	3,824
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102	5,995	6,025
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	4,460	4,449
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	7,850	7,791
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102(h)	17,910	17,641
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102(h)	9,660	9,455
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(b)	9,980	10,479
CNG Holdings, Inc., 12.250%, 02/15/15, Callable 02/15/13 @ 106.12(a)	1,532	1,624
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	7,355	8,569
Ford Motor Credit Co. LLC, 8.700%, 10/01/14(h)	14,600	16,379
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,800	2,068
GMAC, Inc., 8.300%, 02/12/15(a)	3,100	3,379
GMAC, Inc., 8.000%, 03/15/20(a)	4,770	5,211
GMAC, Inc., 8.000%, 11/01/31(h)	17,120	18,361
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104	7,440	7,477
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a)(b)	2,390	1,613
International Lease Finance Corp., 8.625%, 09/15/15(a)	5,765	6,169

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

International Lease Finance Corp., 8.750%, 03/15/17(a)	4,325	4,639
LBI Escrow Corp., 8.000%, 11/01/17, Callable 05/01/13 @ 106(a)	7,600	8,303
MBIA, Inc., 5.700%, 12/01/34	5,655	3,847
Nielsen Finance LLC, 7.750%, 10/15/18, Callable 10/15/14 @ 103.88(a)(c)	5,155	5,117
Offshore Group Investment Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62(a)	7,185	7,544
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	7,500	7,725
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(a)	4,000	3,560
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 11/08/10 @ 102.28	9,350	9,549
UPC Germany GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(a)	2,855	2,969

		243,188

Diversified Minerals (0.9%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(a)	4,525	4,712
FMG Finance Property Ltd., 10.000%, 09/01/13(a)	5,125	5,663
FMG Finance Property Ltd., 10.625%, 09/01/16(a)	3,015	3,712
Teck Cominco Ltd., 6.125%, 10/01/35	920	980

		15,067

Diversified Operations (1.8%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	3,935	4,097
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94	857	893
Leucadia National Corp., 8.125%, 09/15/15(h)	6,500	6,988
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	7,375	7,394
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(a)	12,390	10,903

		30,275

Electric (6.3%)
AES Corp. (The), 7.750%, 10/15/15	485	519
AES Corp. (The), 9.750%, 04/15/16	2,750	3,163
AES Corp. (The), 8.000%, 10/15/17	5,955	6,431
AES Ironwood LLC, 8.857%, 11/30/25	3,395	3,488
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	215	230
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(a)	1,665	1,694
Calpine Corp., 7.875%, 07/31/20, Callable 07/31/15 @ 103.94(a)	5,515	5,667
Edison Mission Energy, 7.500%, 06/15/13	6,087	5,676
Edison Mission Energy, 7.750%, 06/15/16	205	160
Edison Mission Energy, 7.000%, 05/15/17	4,335	3,132
Edison Mission Energy, 7.200%, 05/15/19	8,130	5,752

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

Elwood Energy LLC, 8.159%, 07/05/26	2,546	2,393
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(a)	5,515	5,475
GenOn Escrow Corp., 9.500%, 10/15/18(a)(c)	16,105	15,501
GenOn Escrow Corp., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94(a)(c)	17,320	16,541
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	2,580	2,783
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	4,204	4,499
Mirant Mid-Atlantic LLC, Ser C, 10.060%, 12/30/28	2,436	2,692
NRG Energy, Inc., 7.250%, 02/01/14, Callable 11/08/10 @ 103.63	45	46
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	5,735	6,043
NRG Energy, Inc., 8.250%, 09/01/20, Callable 09/01/15 @ 104.13(a)	7,170	7,394
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/10 @ 102.25	2,482	2,538
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	3,974	4,113
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88	1,445	1,449

		107,379

Electronics (0.4%)
Allbritton Communication Co., 8.000%, 05/15/18, Callable 05/15/14 @ 104	2,240	2,246
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460	3,866
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	1,410	1,539

		7,651

Entertainment (2.7%)
Cedar Fair LP, 9.125%, 08/01/18, Callable 08/01/14 @ 104.56(a)	3,045	3,197
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	610	650
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(a)	9,745	9,574
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(a)	4,260	4,132
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(a)	4,280	4,130
MGM Resorts International, 10.375%, 05/15/14	4,360	4,851
Penn National Gaming, Inc., 6.750%, 03/01/15, Callable 11/08/10 @ 103.38	1,375	1,375
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38	3,000	3,188
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38	3,780	3,723

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Entertainment—continued

Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	2,135	2,239
Scientific Games Corp., 8.125%, 09/15/18, Callable 09/15/14 @ 104.06(a)	840	857
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	2,000	2,125
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	2,395	2,587
WMG Holdings Corp., 9.500%, 12/15/14, Callable 12/15/11 @ 101.58(g)	3,930	3,763

		46,391

Environmental Control (0.1%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50	260	285
EnergySolutions, Inc., 10.750%, 08/15/18, Callable 08/15/14 @ 105.38(a)	2,060	2,219

		2,504

Forest Products & Paper (0.7%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50	3,200	3,432
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105	5,885	5,326
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105	3,000	3,285

		12,043

Health Care (5.0%)
Accellent, Inc., 8.375%, 02/01/17, Callable 02/01/13 @ 106.28	1,720	1,754
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62	5,925	6,518
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	2,760	2,870
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	6,480	7,152
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	4,695	4,988
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	1,445	1,481
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	3,700	3,737
Gentiva Health Services, Inc., 11.500%, 09/01/18, Callable 09/01/14 @ 105.75(a)	2,595	2,770
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	5,778	6,089
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	60	65
HCA, Inc., 7.250%, 09/15/20, Callable 03/15/15 @ 103.63	4,895	5,238

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	4,675	4,780
Omnicare, Inc., 6.125%, 06/01/13, Callable 11/08/10 @ 101.02	855	854
Patheon, Inc., 8.625%, 04/15/17, Callable 04/15/13 @ 106.47(a)	3,005	3,080
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38(a)(c)	3,100	3,077
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44	5,225	5,767
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	3,420	3,625
UHS Escrow Corp., 7.000%, 10/01/18, Callable 10/01/14 @ 103.50(a)	3,020	3,118
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	8,615	8,669
Warner Chilcott Co. LLC, 7.750%, 09/15/18, Callable 09/15/14 @ 103.88(a)	9,950	10,224

		85,856

Industrials (0.4%)
Mohawk Industries, Inc., 6.125%, 01/15/16(b)(g)	3,605	3,754
Mueller Water Products, Inc., 8.750%, 09/01/20, Callable 09/01/15 @ 104.38(a)	2,985	3,134

		6,888

Information Technology (0.8%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06	2,450	2,585
Advanced Micro Devices, Inc., 7.750%, 08/01/20, Callable 08/01/15 @ 103.88(a)	4,115	4,248
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13(a)	7,320	7,686

		14,519

Insurance (3.0%)
American General Institutional Capital, Ser B, 8.125%, 03/15/46(a)	2,750	2,695
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100(b)	8,975	8,975
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	5,325	5,545
Fairfax Financial Holdings, 7.375%, 04/15/18	274	284
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	5,480	4,158
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(b)	5,177	5,229
ING Capital Funding Trust III, 8.439%, 12/29/49(b)(i)	4,815	4,622
ING Groep NV, 5.775%, 12/29/49(b)(i)	4,830	4,335
Liberty Mutual Group, 7.800%, 03/15/37(a)	2,900	2,741

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Insurance—continued

Liberty Mutual Group, 10.750%, 06/15/58, Callable 06/15/38 @ 100(a)(b)	2,740	3,233
Liberty Mutual Group, Ser B, 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	2,730	2,373
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(b)	2,535	2,383
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	2,155	1,880
White Mountain Re Group, 7.506%, 05/29/49(a)(b)	3,100	2,480

		50,933

Lodging (1.9%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63	4,550	4,857
Boyd Gaming Corp., 7.125%, 02/01/16, Callable 02/01/11 @ 103.56	2,555	2,137
Harrah’s Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62	1,230	1,347
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(a)	1,910	2,125
MGM Mirage, Inc., 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(a)	3,975	4,184
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	3,070	3,116
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94	2,690	2,885
Wynn Las Vegas LLC, 7.875%, 05/01/20, Callable 05/01/15 @ 103.94	4,330	4,595
Wynn Las Vegas LLC, 7.750%, 08/15/20, Callable 08/15/15 @ 103.88(a)	7,480	7,891

		33,137

Machinery Diversified (0.8%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09	2,220	2,309
Case New Holland, Inc., 7.750%, 09/01/13	1,100	1,195
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,700	1,732
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75	2,415	2,523
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	5,705	6,511
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104	220	220

		14,490

Materials (0.1%)
PolyOne Corp., 7.375%, 09/15/20, Callable 09/15/15 @ 103.69	1,750	1,805

Media (4.9%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13(a)	975	976
Cablevision Systems Corp., 7.750%, 04/15/18	1,180	1,248

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

CCO Holdings LLC/Capital Corp., 7.250%, 10/30/17, Callable 10/30/13 @ 105.44(a)	5,925	6,007
CCO Holdings LLC/Capital Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91(a)	5,090	5,281
CCO Holdings LLC/Capital Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06(a)	2,190	2,321
Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	2,200	2,332
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	8,240	8,796
DISH DBS Corp., 7.875%, 09/01/19	6,715	7,227
EchoStar DBS Corp., 6.375%, 10/01/11	441	457
EchoStar DBS Corp., 7.750%, 05/31/15	3,430	3,657
Entravision Communications Corp., 8.750%, 08/01/17, Callable 08/01/13 @ 106.56(a)	2,360	2,407
Gannett Co., Inc., 7.125%, 09/01/18, Callable 09/01/14 @ 103.56(a)	2,710	2,669
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	3,850	4,091
Media General, Inc., 11.750%, 02/15/17, Callable 02/15/14 @ 105.88	2,045	2,214
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	1,300	1,329
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56	5,955	6,164
Nexstar Broadcasting Group, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44(a)	1,975	2,059
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	3,095	3,192
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	705	727
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81	3,042	3,232
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(a)	7,490	8,033
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	3,130	3,447
Sun Media Corp., 7.625%, 02/15/13, Callable 02/15/11 @ 100	473	475
Univision Communications, Inc., 12.000%, 07/01/14, Callable 07/01/11 @ 106(a)	1,870	2,045
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	3,600	3,834

		84,220

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Metals (0.1%)
BWAY Holding Co., 10.000%, 06/15/18, Callable 06/15/14 @ 105(a)	911	986

Miscellaneous Manufacturer (0.1%)
Bombardier, Inc., 7.750%, 03/15/20(a)	1,765	1,906

Oil & Gas (8.4%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(a)	3,945	4,034
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69	6,570	6,981
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56	3,425	3,391
Atlas Energy Operating Co., 10.750%, 02/01/18, Callable 02/01/13 @ 105.68	5,000	5,537
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335	3,410
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	2,565	2,802
Chesapeake Energy Corp., 7.625%, 07/15/13	3,105	3,384
Chesapeake Energy Corp., 6.500%, 08/15/17	1,295	1,344
Chesapeake Energy Corp., 7.250%, 12/15/18	8,605	9,272
Chesapeake Energy Corp., 6.875%, 11/15/20	1,530	1,622
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 11/08/10 @ 103.75	3,755	3,821
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	415	424
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	3,365	3,727
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(a)	4,855	5,122
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	3,015	3,181
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	930	1,038
EXCO Resources, Inc., 7.500%, 09/15/18, Callable 09/15/14 @ 103.75	6,165	6,126
Frontier Oil Corp., 8.500%, 09/15/16, Callable 09/15/12 @ 104.25	595	619
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(a)	1,565	1,659
Linn Energy LLC/Finance Corp., 7.750%, 02/01/21, Callable 09/15/15 @ 103.88(a)	5,730	5,780
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(a)	9,745	10,427
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(a)	3,460	3,503

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	2,665	2,918
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94	3,955	4,143
Petrohawk Energy Corp., 7.250%, 08/15/18, Callable 08/15/14 @ 103.63(a)	6,405	6,533
Pioneer Drilling Co., 9.875%, 03/15/18, Callable 03/15/14 @ 104.94(a)	4,470	4,571
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510	2,635
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	2,095	2,289
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,390	1,453
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130	2,237
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	3,895	4,070
Sabine Pass LNG LP, 7.250%, 11/30/13	1,845	1,780
Sabine Pass LNG LP, 7.500%, 11/30/16	2,785	2,541
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31	70	70
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(a)	8,825	8,737
Tesoro Corp., 6.625%, 11/01/15, Callable 11/01/10 @ 103.31	715	717
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	2,595	2,854
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75(a)	2,550	2,665
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	7,710	7,247

		144,664

Packaging & Containers (0.9%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17, Callable 10/15/14 @ 103.69(a)(c)	3,100	3,100
Ardagh Packaging Finance PLC, 9.125%, 10/15/20, Callable 10/15/15 @ 104.56(a)(c)	5,550	5,550
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	2,175	2,316
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	2,010	2,231
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	1,320	1,449

		14,646

Pharmaceuticals (0.7%)
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(a)	1,715	1,767

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pharmaceuticals—continued

Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88(a)	3,145	3,239
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(a)	6,780	7,000

		12,006

Pipelines (3.7%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	2,127
Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88	1,450	1,465
Dynegy Holdings, Inc., 7.500%, 06/01/15	10,030	7,899
Dynegy Holdings, Inc., 7.750%, 06/01/19(h)	8,885	6,086
El Paso Corp., 7.000%, 06/15/17	1,540	1,635
El Paso Corp., 7.250%, 06/01/18	3,125	3,368
El Paso Corp., MTN, 8.250%, 02/15/16	7,215	8,027
El Paso Corp., Ser G, MTN, 8.050%, 10/15/30	1,215	1,266
El Paso Corp., Ser G, MTN, 7.800%, 08/01/31	1,575	1,635
El Paso Corp., Ser G, MTN, 7.750%, 01/15/32	8,380	8,702
Energy Transfer Equity, 7.500%, 10/15/20	6,365	6,699
Knight, Inc., 6.500%, 09/01/12	125	132
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	5,405	5,837
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69	3,290	3,627
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13	4,790	5,065

		63,570

Real Estate Investment Trusts (0.8%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25	3,080	3,303
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50	2,010	2,244
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/10 @ 101.19	1,345	1,368
Reckson Operating Partnership LP, 7.750%, 03/15/20(a)	6,005	6,074

		12,989

Retail (3.3%)
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56	2,095	2,271
Limited Brands, Inc., 7.000%, 05/01/20	2,520	2,722
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	2,870	3,042
Macy’s Retail Holdings, Inc., 7.875%, 07/15/15(b)	7,000	8,015
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,580	5,943
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(a)	1,600	1,672

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Retail—continued

Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	3,615	3,330
Rite Aid Corp., 8.000%, 08/15/20, Callable 08/15/15 @ 104(a)	5,380	5,461
Roadhouse Financing, Inc., 10.750%, 10/15/17, Callable 10/15/13 @ 108.06(a)(c)	2,735	2,803
Sears Holding Corp., 6.625%, 10/15/18(a)(c)	5,415	5,415
Toys “R” Us Delaware, Inc., 7.375%, 09/01/16, Callable 09/01/13 @ 103.69(a)	2,155	2,193
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38	6,540	7,390
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(a)	6,265	6,625

		56,882

Semiconductors (0.4%)
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(a)	6,835	7,108

Telecommunication Services (11.3%)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	3,400	3,587
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	2,570	2,596
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	1,535	1,629
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	3,590	3,994
Frontier Communications Corp., 8.250%, 05/01/14	900	989
Frontier Communications Corp., 7.875%, 04/15/15	2,000	2,160
Frontier Communications Corp., 8.250%, 04/15/17	6,615	7,235
Frontier Communications Corp., 8.500%, 04/15/20	6,590	7,274
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81	3,735	4,076
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 12/15/10 @ 103.58	347	357
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	7,535	8,514
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	2,875	2,976
Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @ 103.69(a)	1,780	1,860
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	3,400	3,434

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Intelsat Jackson Holdings Ltd., 8.500%, 11/01/19, Callable 11/01/14 @ 104.25(a)	3,030	3,288
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/11 @ 100	2,855	2,887
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	9,720	9,137
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(h)	9,210	8,289
MetroPCS Wireless, Inc., 7.875%, 09/01/18, Callable 09/01/14 @ 103.94	6,495	6,690
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 10/19/10 @ 100.92	3,395	3,412
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86(h)	11,855	11,929
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	3,825	4,250
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	5,010	5,235
Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,339	1,352
Qwest Communications International, Inc., 7.125%, 04/01/18, Callable 04/01/13 @ 103.56(a)	2,500	2,625
Qwest Corp., 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	4,315	4,272
Sable International Finance Ltd., 7.750%, 02/15/17, Callable 02/15/14 @ 103.88(a)	2,975	3,139
Sprint Capital Corp., 8.375%, 03/15/12	4,095	4,382
Sprint Capital Corp., 6.875%, 11/15/28	915	837
Sprint Capital Corp., 8.750%, 03/15/32	8,280	8,694
Sprint Nextel Corp., 6.000%, 12/01/16	1,050	1,037
Sprint Nextel Corp., 8.375%, 08/15/17	3,500	3,797
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	11,415	12,285
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56	4,550	4,868
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	1,320	1,449
West Corp., 8.625%, 10/01/18, Callable 10/01/14 @ 104.31(a)	2,690	2,690
Wind Acquisition Finance SA, 12.000%, 12/01/15, Callable 12/01/10 @ 105.38(a)	9,550	10,111
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	11,350	12,719
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	4,670	5,003
Windstream Corp., 8.125%, 09/01/18, Callable 09/01/14 @ 104.06(a)	5,250	5,434

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Windstream Corp., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88(a)(c)	2,505	2,524

		193,016

Transportation (3.4%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88(a)	3,200	3,268
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	1,870	1,917
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)(c)	25,300	25,553
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106	4,345	4,584
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(a)	4,380	4,402
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	3,915	4,066
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	6,647	7,287
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	3,900	4,729
Teekay Corp., 8.500%, 01/15/20	2,570	2,798

		58,604

Total Corporate Bonds		1,578,836

Convertible Corporate Bonds (0.4%)
Diversified Financial Services (0.4%)
AmeriCredit Corp., 0.750%, 09/15/11	2,635	2,622
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	4,500	4,528

Total Convertible Corporate Bond		7,150

Preferred Stock (0.3%)
Diversified Financial Services (0.3%)
Citigroup Capital XII, 0.531%, Callable 03/30/15 @ 25	163,060	4,307

Total Preferred Stock		4,307

Units (0.2%)
Commercial Services (0.1%)
Alion Science & Technology Corp.(a)(j)	1,395	895

Information Technology (0.1%)
Stratus Technologies, Inc.(a)(k)	2,505	2,132

Total Units		3,027

Money Market Fund (7.9%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(b)(l)	135,343,483	135,343

Total Money Market Fund		135,343

Total Investments (Cost $1,630,404)(m) — 101.6%		1,743,106
Liabilities in excess of other assets — (1.6)%		(27,095)

Net Assets — 100.0%		$1,716,011

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 37.0% of net assets as of September 30, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Security in default.

(e)	Issuer has filed for bankruptcy.

(f)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. These securities represent 0.7% of net assets as of September 30, 2010.

Issue	Acquisition	Cost	Principal	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
East Valley Tourist Development Authority	08/06/07	11,885	11,936	10,355	0.60
Reichhold Industries, Inc.	08/10/06	2,206	2,220	1,915	0.11

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — concluded

(g)	Step bond. The rate shown is the rate in effect as of September 30, 2010.

(h)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(i)	Perpetual maturity.

(j)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes of due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(k)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(l)	Affiliated investment.

(m)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

PIK	— Payment in-kind

As of September 30, 2010, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)
Calpine Corp.	5,000	(519)

		(519)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (6.9%)
Automobiles (2.9%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3, 2.910%, 03/15/12	3,321	3,353
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	1,395	1,415
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A2, 0.800%, 03/15/12	3,803	3,806
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	1,880	1,908
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 05/20/13	2,170	2,191
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	2,275	2,299

		14,972

Credit Card (4.0%)
American Express Issuance Trust, Ser 2007-1, Cl A, 0.457%, 09/15/11(a)	4,505	4,505
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.327%, 12/15/14(a)	5,825	5,813
Discover Card Master Trust, Ser 2008-A3, Cl A3, 5.100%, 10/15/13	4,050	4,152
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	6,230	6,342

		20,812

Total Asset-Backed Securities		35,784

Collateralized Mortgage Obligations (13.5%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 3.113%, 05/25/35(a)	1,640	1,389
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.928%, 08/25/35(a)	1,789	1,591
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A4, 4.502%, 07/10/42	1,100	1,115
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,660	2,729
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	1,784	1,845
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)	4,236	4,449
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(b)	4,491	4,681
CS First Boston Mortgage Securities Co., Ser 2004-C5, Cl A3, 4.499%, 11/15/37	3,100	3,165
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	3,188	3,269
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	512	512
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(b)	3,068	3,132
Federal Home Loan Bank, Ser 5G-2012, Cl 1, 4.970%, 02/24/12	2,111	2,219
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	3,371	3,589
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.915%, 08/25/34(a)	1,593	1,612
GE Capital Commercial Mortgage Corp., Ser 2004-C2, Cl A3, 4.641%, 03/10/40	1,700	1,763

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Cl A4, 4.547%, 12/10/41	3,830	3,917
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	2,738	2,789
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	1,745	1,765
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	2,079	2,114
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	1,545	1,554
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A2, 4.201%, 12/15/29	1,952	1,965
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	777	780
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19(c)	2,923	2,989
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A3, 4.467%, 10/12/41(a)	2,550	2,606
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.820%, 04/25/34(a)	939	926
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	1,745	1,800
Salomon Brothers Mortgage Securities VII, Inc., Ser 1999-C1, Cl E, 6.930%, 05/18/32(a)	1,014	1,013
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	2,999	3,051
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	1,425	1,477
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	599	599
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 3.424%, 04/25/36(a)	1,387	1,317
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.221%, 04/25/36(a)	2,054	1,839

Total Collateralized Mortgage Obligations		69,561

Corporate Bonds (44.8%)
Auto Parts & Equipment (0.4%)
Hyundai Motor Manufacturing Alabama LLC, 4.500%, 04/15/15(b)	885	914
Johnson Controls, Inc., 5.250%, 01/15/11	1,100	1,114

		2,028

Banks (12.5%)
Bank of America Corp., 3.700%, 09/01/15	1,790	1,808
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	3,620	3,772
Bank of Montreal, 2.125%, 06/28/13	2,710	2,796
Bank of New York Mellon (The), 4.300%, 05/15/14	1,610	1,768
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	3,675	4,091
Bank of Nova Scotia, 2.250%, 01/22/13	2,410	2,479
Bank of Nova Scotia, 2.375%, 12/17/13	1,815	1,877
Barclays Bank PLC, 2.500%, 01/23/13	4,580	4,679

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

Barclays Bank PLC, 5.200%, 07/10/14	855	948
BB&T Corp., 5.700%, 04/30/14, MTN	2,250	2,527
Capital One Financial Corp., 5.700%, 09/15/11, MTN	2,290	2,387
Citibank NA, 1.375%, 08/10/11	5,985	6,041
Commonwealth Bank of Australia, 3.500%, 03/19/15(b)	1,035	1,087
Deutsche Bank AG, 4.875%, 05/20/13(c)	4,620	5,019
European Investment Bank, 1.875%, 06/17/13	2,400	2,471
National City Bank, 6.200%, 12/15/11	5,347	5,642
PNC Funding Corp., 1.875%, 06/22/11	2,750	2,782
PNC Funding Corp., 5.400%, 06/10/14	990	1,105
Santander US Debt SA Unipersonal, 2.485%, 01/18/13(b)	2,915	2,905
Wachovia Corp., Ser G, 5.500%, 05/01/13, MTN	3,505	3,853
Wells Fargo & Co., 3.000%, 12/09/11(c)	4,600	4,738

		64,775

Beverages (0.7%)
Anheuser-Busch InBev NV, 3.625%, 04/15/15(b)	2,090	2,203
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	1,145	1,175

		3,378

Building Materials (0.3%)
CRH America, Inc., 6.950%, 03/15/12	1,635	1,745

Chemicals (0.5%)
Dow Chemical Co. (The), 4.850%, 08/15/12	1,195	1,265
Mosaic Co. (The), 7.375%, 12/01/14, Callable 12/01/10 @ 103.69(b)	1,135	1,183

		2,448

Consumer Discretionary (0.4%)
DIRECTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/12 @ 103.81	1,940	2,163

Consumer Staples (1.3%)
Kellogg Co., Ser B, 6.600%, 04/01/11	2,650	2,731
Kraft Foods, Inc., 5.625%, 11/01/11	1,080	1,134
Sara Lee Corp., 2.750%, 09/15/15	835	846
Yum! Brands, Inc., 8.875%, 04/15/11	2,175	2,265

		6,976

Diversified Financial Services (17.5%)
American Express Credit Co., Ser C, 5.875%, 05/02/13, MTN	2,235	2,460
American Honda Finance Corp., 4.625%, 04/02/13, MTN(b)	2,000	2,153
BlackRock, Inc., 2.250%, 12/10/12	2,280	2,340
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	3,130	3,337
Caterpillar Financial Services Corp., 6.125%, 02/17/14	2,600	2,989
Citigroup, Inc., 5.500%, 04/11/13	1,695	1,818
CME Group, Inc., 5.750%, 02/15/14	4,130	4,685
Credit Suisse (USA), Inc., 5.125%, 01/15/14	3,250	3,576
General Electric Capital Corp., 4.800%, 05/01/13	5,700	6,152
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	3,250	3,287
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	1,730	1,878
Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	1,735	1,775
JPMorgan Chase & Co., 2.200%, 06/15/12	4,900	5,039
JPMorgan Chase & Co., 5.750%, 01/02/13	6,375	6,940

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

KfW, 1.250%, 06/15/12	4,705	4,767
MetLife Global Funding I, 2.500%, 09/29/15(b)	3,060	3,066
MetLife, Inc., 2.375%, 02/06/14	1,535	1,551
Morgan Stanley, 3.250%, 12/01/11	6,000	6,196
Morgan Stanley, 5.300%, 03/01/13	1,830	1,971
NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	810	837
Province of Ontario, 1.875%, 11/19/12	4,675	4,789
Prudential Financial, Inc., Ser D, 5.150%, 01/15/13, MTN	1,660	1,772
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,965	2,426
Societe Generale, 2.200%, 09/14/13(b)	4,080	4,100
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	1,115	1,185
Westpac Banking Corp., 2.250%, 11/19/12	1,455	1,483
Westpac Banking Corp., 4.200%, 02/27/15	5,355	5,755
Woodside Finance Ltd., 4.500%, 11/10/14(b)	1,800	1,932

		90,259

Electric (1.1%)
Alabama Power Co., 5.800%, 11/15/13	2,000	2,275
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	1,550	1,689
Entergy Corp., 3.625%, 09/15/15	1,940	1,959

		5,923

Industrials (1.6%)
Dover Corp., 6.500%, 02/15/11	3,385	3,460
General Electric Capital Corp., Ser A, 5.450%, 01/15/13, MTN	3,100	3,372
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	1,100	1,233

		8,065

Insurance (0.4%)
New York Life Global Funding, 4.650%, 05/09/13(b)	1,710	1,852

Media (1.7%)
Comcast Corp., 5.300%, 01/15/14	2,140	2,392
Cox Communications, Inc., 7.750%, 11/01/10	1,495	1,502
News America Holdings, Inc., 9.250%, 02/01/13	1,770	2,067
Time Warner, Inc., 5.400%, 07/02/12	2,090	2,239
Time Warner, Inc., 3.150%, 07/15/15	685	710

		8,910

Metals (0.3%)
ArcelorMittal, 3.750%, 08/05/15	1,575	1,592

Oil & Gas (0.9%)
Devon Energy Corp., 5.625%, 01/15/14	1,500	1,685
Devon Financing Corp. ULC, 6.875%, 09/30/11	195	206
Total Capital SA, 3.000%, 06/24/15	2,705	2,838

		4,729

Pharmaceuticals (1.5%)
Express Scripts, Inc., 6.250%, 06/15/14	2,139	2,456
Novartis Capital Corp., 1.900%, 04/24/13	1,025	1,052
Pfizer, Inc., 4.450%, 03/15/12	4,170	4,389

		7,897

Pipelines (1.7%)
Energy Transfer Partners LP, 5.650%, 08/01/12	1,565	1,665
Enterprise Products Operating LP, Ser G, 5.600%, 10/15/14	795	898
Enterprise Products Operating LP, Ser M, 5.650%, 04/01/13	1,250	1,364

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pipelines—continued

Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,640	1,760
Plains All America Pipeline LP, 4.250%, 09/01/12	2,175	2,268
Williams Partners LP, 3.800%, 02/15/15	550	579

		8,534

Telecommunication Services (1.6%)
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	4,020	4,466
Telefonica Emisiones S.A.U., 5.855%, 02/04/13	2,105	2,297
Telefonica Emisiones S.A.U., 2.582%, 04/26/13	1,355	1,380

		8,143

Transportation (0.4%)
Union Pacific Corp., 6.650%, 01/15/11	1,900	1,930

Total Corporate Bonds		231,347

Municipal Bond (0.9%)
New Jersey (0.9%)
New Jersey Economic Development Authority, RB, 1.292%, 06/15/13(a)	4,930	4,906

Total Municipal Bond		4,906

U.S. Government Agencies (3.7%)
Federal Home Loan Mortgage Corporation (1.3%)
1.700%, 12/17/12, Callable 12/17/10 @ 100	6,525	6,541

Federal National Mortgage Association (2.4%)
3.375%, 05/19/11	3,460	3,528
1.875%, 10/29/12, Callable 10/29/10 @ 100	6,475	6,481
3.000%, 09/29/14, Callable 09/29/11 @ 100	2,250	2,303

		12,312

Total U.S. Government Agencies		18,853

U.S. Government Agency Mortgages (9.9%)
Federal Home Loan Mortgage Corporation (1.2%)
5.591%, 01/25/12(a)	701	724
4.500%, 08/15/19	44	47
2.772%, 04/01/34(a)	636	664
6.110%, 09/01/36(a)	1,316	1,391
5.498%, 04/01/37(a)	3,311	3,539

		6,365

Federal National Mortgage Association (8.7%)
5.620%, 02/01/12	3,995	4,152
4.826%, 01/01/13	1,225	1,303
4.927%, 02/01/13	2,550	2,702
5.100%, 02/01/13	7,115	7,679
4.498%, 08/01/13	2,634	2,789
4.972%, 10/01/13	4,384	4,692
4.710%, 03/01/14	5,381	5,884
5.392%, 09/01/14	3,923	4,336
5.970%, 08/01/16	4,852	5,629
6.000%, 12/25/30(c)	2,364	2,403
2.541%, 10/01/33(a)	408	427
2.798%, 05/01/35(a)	2,771	2,913

		44,909

Total U.S. Government Agency Mortgages		51,274

U.S. Treasury Obligations (14.3%)
U.S. Treasury Notes (14.3%)
1.750%, 11/15/11	24,580	24,974
1.000%, 04/30/12	13,790	13,929
0.625%, 06/30/12	1,380	1,385
0.625%, 07/31/12	1,205	1,210
1.125%, 06/15/13	13,070	13,256
1.000%, 07/15/13	430	435
0.750%, 08/15/13	8,500	8,532
0.750%, 09/15/13	3,000	3,010
1.750%, 07/31/15	2,760	2,826
1.250%, 08/31/15	4,250	4,249

Total U.S. Treasury Obligations		73,806

Money Market Fund (5.4%)
Federated Government Obligations Money Market Fund, 0.060%(a)	27,941,502	27,942

Total Money Market Fund		27,942

Total Investments (Cost $503,014)(d) — 99.4%		513,473
Other assets in excess of liabilities — 0.6%		2,919

Net Assets — 100.0%		$516,392

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — concluded

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.7% of net assets as of September 30, 2010.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

RB	— Revenue Bond

ULC	— Unlimited Liability Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (96.6%)
U.S. Treasury Bill (12.0%)
0.172%, 02/03/11(a)	4,900	4,898

U.S. Treasury Notes (84.6%)
0.875%, 04/30/11	3,330	3,343
1.750%, 11/15/11	5,450	5,537
4.625%, 02/29/12	4,500	4,773
1.000%, 04/30/12	1,975	1,995
1.750%, 08/15/12	2,000	2,050
4.125%, 08/31/12	2,000	2,142
1.375%, 01/15/13	3,450	3,518
3.125%, 04/30/13	3,000	3,201
1.125%, 06/15/13	625	634
2.000%, 11/30/13	2,425	2,524
1.875%, 04/30/14	1,275	1,322
2.375%, 02/28/15	1,000	1,055
2.500%, 04/30/15	1,500	1,590
1.750%, 07/31/15	750	768

		34,452

Total U.S. Treasury Obligations		39,350

Money Market Fund (3.3%)
Federated U.S. Treasury Cash Reserves Fund, 0.000%(b)	1,330,893	1,331

Total Money Market Fund		1,331

Total Investments (Cost $39,863)(c) — 99.9%		40,681
Other assets in excess of liabilities — 0.1%		35

Net Assets — 100.0%		$40,716

(a)	Rate represents the effective yield at purchase.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.8%)
Home Equity (0.8%)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	646	643
Household Home Equity Loan Trust, Ser 2005-1, Cl M, 0.800%, 01/20/34(a)	1,597	1,441
Newcastle Investment Trust, Ser 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,160	4,196

Total Asset-Backed Securities		6,280

Collateralized Mortgage Obligations (9.6%)
Asset Securitization Corp., Ser 1997-D5, Cl A4, 7.164%, 02/14/43(a)	4,532	4,907
Banc of America Commercial Mortgage, Inc., Ser 2005-3, Cl A3B, 5.090%, 07/10/43(a)	3,902	4,173
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.346%, 11/10/15(a)	1,720	1,894
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl AM, 5.178%, 09/10/47(a)	3,204	3,280
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38(a)	4,070	4,262
Federal Home Loan Mortgage Corporation, Ser 2708, Cl ZD, 5.500%, 11/15/33	786	863
Federal Home Loan Mortgage Corporation, Ser 3347, Cl AK, 5.000%, 07/15/37	3,824	4,160
Federal National Mortgage Association, Ser 2002-69, Cl Z, 5.500%, 10/25/32	3,130	3,365
Government National Mortgage Association, Ser 2003-9, Cl Z, 5.500%, 01/20/33	5,900	6,548
GS Mortgage Securities Corp. II, Ser 2005-GG4, Cl A4, 4.761%, 07/10/39	8,111	8,520
GS Mortgage Securities Corp. II, Ser 2010-C1, Cl A1, 3.679%, 05/10/20(b)	4,581	4,799
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-CB11, Cl A3, 5.197%, 04/12/12	1,603	1,651
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP9, Cl A3, 5.336%, 05/15/47	5,146	5,352
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.640%, 11/15/30(a)	1,981	2,099
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl AM, 5.263%, 11/15/40(a)	2,563	2,630
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A, 4.646%, 07/15/20(b)	4,616	4,993
RBSCF Trust, Ser 2010-RR3, Cl MS4A, 4.970%, 08/16/14(a)(b)	4,105	4,394
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl AMFX, 5.179%, 07/15/42(a)	4,590	4,714
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl AM, 5.383%, 10/15/44(a)	3,142	3,288

Total Collateralized Mortgage Obligations		75,892

Bank Loans (4.7%)
Aerospace/Defense (0.1%)
AM General Corp., 3.260%, 09/30/12∧(a)(b)	10	9
AM General Corp., 3.277%, 09/30/13∧(a)(b)	200	176
DAE Aviation Holdings, Inc., 4.230%, 07/31/14∧(a)(b)	113	106
DAE Aviation Holdings, Inc., 4.230%, 07/31/14∧(a)(b)	117	109
Delos Aircraft, Inc., 7.000%, 03/15/16∧(a)(b)	315	319

		719

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Apparel (0.0%)
Hanesbrands, Inc., 5.250%, 12/10/15∧(a)(b)	105	106

Auto Manufacturers (0.1%)
Ford Motor Co., 3.030%, 12/15/13∧(a)(b)	774	757
HHI Group Holdings LLC, 10.500%, 03/30/15∧(a)(b)	95	96
Tenneco, Inc., 5.010%, 06/03/16(a)(b)	125	124

		977

Auto Parts & Equipment (0.0%)
Allison Transmission, Inc., 3.020%, 09/11/14∧(a)(b)	158	148

Building Materials (0.0%)
Building Materials Corp., 3.072%, 02/22/14∧(a)(b)	105	103

Chemicals (0.2%)
CF Industries Holdings, Inc., 4.500%, 03/30/15∧(a)(b)	256	258
Chemtura Corp., 5.500%, 08/16/16∧(a)(b)	105	105
Huntsman International LLC, 1.917%, 04/21/14∧(a)(b)	425	406
INEOS Group Holdings PLC, 7.501%, 12/14/13∧(a)(b)	102	102
INEOS Group Holdings PLC, 8.001%, 12/16/14∧(a)(b)	108	108
MacDermid Holdings LLC, 2.260%, 04/12/14∧(a)(b)	224	209
Nalco Holding Co., 0.000%, 09/30/17∧(a)(b)(c)	140	141

		1,329

Commercial Services (0.2%)
Booz Allen Hamilton, Inc., 6.000%, 07/31/15∧(a)(b)	140	139
Catalina Marketing Corp., 3.079%, 10/01/14∧(a)(b)	140	136
Dresser, Inc., 2.612%, 05/04/14∧(a)(b)	205	197
DynCorp International, Inc., 6.250%, 07/07/16∧(a)(b)	210	210
Hertz Corp., 2.012%, 12/21/12∧(a)(b)	93	91
Hertz Corp., 2.089%, 12/21/12∧(a)(b)	17	17
Sedgwick CMS Holdings, Inc., 5.500%, 05/20/16∧(a)(b)	209	210
TL Acquisitions, Inc., 2.780%, 07/03/14∧(a)(b)	469	420

		1,420

Computers (0.0%)
Network Solutions LLC, 2.520%, 03/07/14∧(a)(b)	67	63

Consumer Discretionary (0.1%)
Collective Brands, Inc., 3.059%, 08/01/14∧(a)(b)	94	93
Reynolds Consumer Products Holdings, Inc., 6.250%, 11/02/15∧(a)(b)	402	404

		497

Consumer Staples (0.0%)
Dole Food Co., Inc., 5.021%, 02/23/17∧(a)(b)	75	75
Dole Food Co., Inc., 5.061%, 02/23/17∧(a)(b)	30	30
Revlon Consumer Products Corp., 6.245%, 03/09/15∧(a)(b)	210	209

		314

Diversified Financial Services (0.5%)
Affinion Group, Inc., 5.000%, 04/19/16∧(a)(b)	219	215
American Capital Holdings, Inc., 8.500%, 12/31/13∧(a)(b)	415	414
American General Finance Corp., 7.250%, 04/20/15∧(a)(b)	815	819
CIT Group, Inc., 6.250%, 01/20/12∧(a)(b)	315	317
First Data Corp., 3.014%, 09/24/14∧(a)(b)	344	303
Fortress Investment Group LLC, 0.000%, 09/30/15∧(a)(b)(c)	50	50
Harland Clarke Holdings Corp., 2.799%, 06/30/14∧(a)(b)	229	200
Interactive Data Corp., 6.750%, 01/29/17∧(a)(b)	150	151
International Lease Finance Corp., 6.750%, 03/15/15∧(a)(b)	200	203
Nielsen Finance LLC, 4.008%, 05/02/16∧(a)(b)	413	399
Nuveen Investments, Inc., 3.511%, 11/13/14(a)(b)	235	211

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

SunGard Data Systems, Inc., 4.038%, 02/26/16∧(a)(b)	409	401

		3,683

Electric (0.2%)
Calpine Corp., 3.415%, 03/29/14∧(a)(b)	220	215
Generac Power Systems, Inc., 3.033%, 11/12/13∧(a)(b)	115	106
GenOn Energy, Inc., 0.000%, 09/20/17∧(a)(b)(c)	235	234
NRG Energy, Inc., 2.033%, 02/01/13∧(a)(b)	521	506
NRG Energy, Inc., 2.033%, 02/01/13∧(a)(b)	306	297
TXU Energy Co. LLC, 3.924%, 10/10/14∧(a)(b)	328	255

		1,613

Energy (0.1%)
Aquilex Holdings LLC, 5.500%, 03/26/16∧(a)(b)	209	209
KGen LLC, 2.063%, 02/01/14∧(a)(b)	116	110
KGen LLC, 2.313%, 02/01/14∧(a)(b)	104	98
New Development Holdings, Inc., 7.000%, 06/08/17(a)(b)	264	268

		685

Entertainment (0.2%)
Carmike Cinemas, Inc., 5.500%, 01/27/16∧(a)(b)	56	56
Cinemark, Inc., 3.550%, 04/30/16∧(a)(b)	105	104
IMG Worldwide, Inc., 7.250%, 06/11/15(a)	209	204
Live Nation Worldwide, Inc., 4.500%, 11/06/16∧(a)(b)	105	104
Regal Entertainment Group, 4.033%, 11/18/16∧(a)(b)	204	203
Universal City Development Partners Ltd., 5.500%, 10/29/14∧(a)(b)	398	399
Venetian Macao Ltd., 5.040%, 05/25/12∧(a)(b)	78	78
Venetian Macao Ltd., 5.040%, 05/25/13∧(a)(b)	136	134

		1,282

Food (0.1%)
Dean Foods Co., 3.790%, 04/02/17(a)(b)	360	359
Pierre Foods, Inc., 0.000%, 09/29/16∧(a)(b)(c)	165	163
Pinnacle Foods Group, Inc., 5.442%, 04/02/14∧(a)(b)	220	212

		734

Forest Products & Paper (0.1%)
Georgia-Pacific Corp., 2.299%, 12/20/12(a)(b)	413	410

Health Care (0.5%)
Ardent Health Services LLC, 6.500%, 09/14/15∧(a)(b)	304	299
Bausch & Lomb, Inc., 3.510%, 04/24/15∧(a)(b)	41	39
Bausch & Lomb, Inc., 3.589%, 04/24/15∧(a)(b)	169	162
Biomet, Inc., 3.282%, 03/25/15∧(a)(b)	204	198
Carestream Health, Inc., 2.260%, 04/30/13∧(a)(b)	210	203
Community Health Systems, Inc., 2.549%, 07/25/14(a)(b)	408	387
Community Health Systems, Inc., 2.549%, 07/25/14(a)(b)	21	20
CRC Health Corp., 2.783%, 02/06/13∧(a)(b)	230	214
HCA, Inc., 2.033%, 11/17/12(a)(b)	830	801
Health Management Associates, 2.283%, 02/28/14∧(a)(b)	209	197
IASIS Healthcare Corp., 2.258%, 03/14/14∧(a)(b)	14	13
IASIS Healthcare Corp., 2.260%, 03/14/14∧(a)(b)	50	48
IASIS Healthcare Corp., 2.260%, 03/14/14∧(a)(b)	145	140
Multiplan, Inc., 6.500%, 08/16/17∧(a)(b)	220	220
Mylan, Inc., 3.735%, 10/02/14∧(a)(b)	95	94
NBTY, Inc., 0.000%, 09/22/17∧(a)(b)(c)	355	358
Universal Health Services, Inc., 0.000%, 07/28/16∧(a)(b)(c)	210	211
Vanguard Health Systems, Inc., 5.000%, 01/15/16∧(a)(b)	215	213

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

Warner Chilcott PLC, 6.000%, 10/14/14∧(a)(b)	173	171
Warner Chilcott PLC, 6.250%, 03/14/15∧(a)(b)	81	81
Warner Chilcott PLC, 6.250%, 03/14/15∧(a)(b)	136	136
Warner Chilcott PLC, 6.500%, 02/20/16∧(a)(b)	121	121
Warner Chilcott PLC, 6.500%, 02/20/16∧(a)(b)	39	39

		4,365

Industrials (0.1%)
Bucyrus International, Inc., 4.500%, 12/21/15∧(a)(b)	275	277
Tomkins PLC, 0.000%, 09/21/16∧(a)(b)(c)	470	474

		751

Information Technology (0.3%)
Aspect Software, Inc., 6.250%, 05/07/16∧(a)(b)	140	139
Ceridian Corp., 3.260%, 11/09/14∧(a)(b)	120	108
Fidelity National Information Services, Inc., 5.250%, 07/18/16∧(a)(b)	155	156
Flextronics International Ltd., 2.509%, 10/01/12∧(a)(b)	414	404
Information Solutions, Inc., 4.750%, 04/09/16∧(a)(b)	209	210
NDS Group PLC, 6.980%, 02/03/17∧(a)(b)	830	815
SAVVIS, Inc., 6.750%, 08/02/16∧(a)(b)	430	431
Skype Technologies SA, 7.000%, 02/22/15∧(a)(b)	355	357

		2,620

Leisure Time (0.0%)
Sabre Holdings Corp., 2.338%, 09/30/14∧(a)(b)	140	129

Machinery Diversified (0.1%)
Manitowoc Co., Inc. (The), 8.000%, 11/06/13(a)(b)	210	209
Sequa Corp., 3.775%, 12/03/14∧(a)(b)	215	201

		410

Media (0.4%)
Village Roadshow Ltd., 5.500%, 05/27/15∧(a)	620	614
Cablevision Systems Corp., 2.017%, 03/29/13∧(a)(b)	807	792
Charter Communications Operating LLC, 2.260%, 03/06/14∧(a)(b)	652	636
Gray Television, Inc., 3.760%, 12/31/14∧(a)(b)	214	205
Insight Midwest LP, 2.099%, 04/07/14∧(a)(b)	415	398
Telesat Holdings, Inc., 3.270%, 10/31/14∧(a)(b)	400	388
Telesat Holdings, Inc., 3.270%, 10/31/14∧(a)(b)	34	33
Umbrella Acquisition, Inc., 2.510%, 09/29/14∧(a)(b)	471	413
Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15∧(a)(b)	104	104

		3,583

Miscellaneous Manufacturer (0.0%)
John Maneely Co., 3.775%, 12/08/13∧(a)(b)	110	107

Oil & Gas (0.3%)
CITGO Petroleum Corp., 8.250%, 06/24/15∧(a)(b)	800	802
EPD Holdings, 2.765%, 07/25/14∧(a)(b)	105	90
EPD Holdings, 2.765%, 07/25/14∧(a)(b)	15	13
MEG Energy Corp., 6.000%, 04/03/16∧(a)(b)	757	757
Pilot Travel Centers LLC, 5.250%, 11/24/15∧(a)(b)	400	404
TPF Generation Holdings LLC, 2.533%, 12/15/11∧(a)(b)	27	26
TPF Generation Holdings LLC, 2.533%, 12/15/13∧(a)(b)	87	82
TPF Generation Holdings LLC, 2.533%, 12/15/13∧(a)(b)	211	199
Western Refining Co., 10.750%, 05/30/14∧(a)(b)	430	420

		2,793

Packaging & Containers (0.1%)
Graphic Packaging Holding Co., 3.896%, 05/16/14∧(a)(b)	410	403

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pipelines (0.0%)
Enterprise GP Holdings LP, 2.780%, 11/08/14∧(a)(b)	251	249
Targa Resources, Inc., 5.750%, 06/17/16∧(a)(b)	140	140

		389

Real Estate (0.1%)
CB Richard Ellis, 6.000%, 12/20/15∧(a)(b)	563	564

Retail (0.2%)
Capital Automotive LP, 2.760%, 12/14/12∧(a)(b)	413	400
Dollar General Corp., 3.008%, 07/04/14(a)(b)	415	404
Harbor Freight, 5.016%, 02/23/16∧(a)(b)	205	205
Michaels Stores, Inc., 4.884%, 07/31/16∧(a)(b)	215	210
Neiman Marcus Group, Inc., 2.294%, 04/06/13(a)(b)	208	202
SUPERVALU, Inc., 4.699%, 06/02/12∧(a)(b)	219	212

		1,633

Semiconductors (0.0%)
Freescale Semiconductor, Inc., 4.509%, 12/01/16∧(a)(b)	235	214

Telecommunication Services (0.6%)
Airvana Corp., 11.000%, 08/30/14∧(a)(b)	285	282
Asurion Corp., 3.278%, 07/03/14∧(a)(b)	209	200
Avaya, Inc., 3.058%, 12/10/14∧(a)(b)	234	207
Bragg Communications, Inc., 2.799%, 08/31/14∧(a)(b)	210	205
Bresnan Communications LLC, 2.261%, 09/29/13∧(a)(b)	209	208
Cequel Communications LLC, 2.258%, 11/05/13∧(a)(b)	110	107
Cincinnati Bell, Inc., 6.500%, 06/10/16∧(a)(b)	289	290
Consolidated Communications Holdings, Inc., 2.770%, 12/29/14∧(a)(b)	110	105
Integra Telecom, Inc., 9.250%, 04/12/15∧(a)(b)	304	304
Intelsat Corp., 3.033%, 01/03/14∧(a)(b)	73	71
Intelsat Corp., 3.033%, 01/03/14∧(a)(b)	73	71
Intelsat Corp., 3.033%, 01/03/14∧(a)(b)	73	71
Level 3 Communications, Inc., 2.700%, 03/13/14(a)(b)	220	200
MCC Iowa LLC, 4.500%, 10/23/17∧(a)(b)	439	433
MetroPCS Wireless, Inc., 2.563%, 11/03/13∧(a)(b)	430	420
Telcordia Technologies, Inc., 6.750%, 04/30/16∧(a)(b)	404	405
UPC Financing Partnership, 4.251%, 12/31/16∧(a)(b)	420	407
West Corp., 2.634%, 10/24/13∧(a)(b)	220	216
Wind Acquisition Holdings, 7.723%, 11/26/14∧(a)(b)	555	557

		4,759

Transportation (0.1%)
Ozburn-Hessey Logistics LLC, 7.500%, 04/15/16∧(a)(b)	420	425

Total Bank Loans		37,228

Corporate Bonds (26.7%)
Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	1,202	1,311
General Dynamics Corp., 5.250%, 02/01/14	870	982
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	40	41
United Technologies Corp., 6.125%, 02/01/19	2,336	2,890

		5,224

Airlines (0.0%)
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	105	116
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	38	39

		155

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Auto Parts & Equipment (0.0%)
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(b)	60	61

Banks (1.4%)
Bank of New York Mellon (The), MTN, 3.100%, 01/15/15	1,832	1,935
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	701	761
Bank of Nova Scotia, 2.375%, 12/17/13	1,227	1,269
Bank of Nova Scotia, 3.400%, 01/22/15	1,465	1,565
Barclays Bank PLC, 2.500%, 01/23/13	1,317	1,346
Barrick International Bank Corp., 6.350%, 10/15/36(b)	875	1,013
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,502	1,575
Northern Trust Corp., 5.200%, 11/09/12	1,707	1,864

		11,328

Beverages (0.9%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12	1,909	1,982
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	1,114	1,595
Diageo Capital PLC, 5.200%, 01/30/13	806	879
PepsiCo, Inc., 4.500%, 01/15/20	1,155	1,288
SABMiller PLC, 6.200%, 07/01/11(b)	1,636	1,698

		7,442

Building (0.0%)
Standard Pacific Corp., 8.375%, 05/15/18	80	80

Building Materials (0.0%)
USG Corp., 7.750%, 01/15/18(d)	25	25

Chemicals (0.3%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	775	820
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,296	1,443
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	50	52
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	45	48

		2,363

Commercial Services (0.5%)
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(b)	45	45
Veolia Environnement, 6.000%, 06/01/18	1,496	1,729
Xerox Corp., 5.500%, 05/15/12	822	875
Xerox Corp., 6.350%, 05/15/18	1,221	1,417

		4,066

Computers (0.6%)
Hewlett-Packard Co., 4.500%, 03/01/13	694	751
IBM Corp., 7.625%, 10/15/18	3,056	4,060

		4,811

Consumer Staples (0.5%)
Kellogg Co., 4.250%, 03/06/13	1,052	1,128
Kimberly-Clark Corp., 3.625%, 08/01/20	817	853
Kroger Co. (The), 7.500%, 01/15/14	663	784
Walgreen Co., 4.875%, 08/01/13	976	1,083

		3,848

Diversified Financial Services (4.1%)
CME Group, Inc., 5.400%, 08/01/13	1,350	1,510
CME Group, Inc., 5.750%, 02/15/14	1,187	1,347
Credit Suisse (USA), Inc., 5.300%, 08/13/19	2,021	2,239
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,281	1,383
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,017	1,139
ERAC USA Finance Co., 5.250%, 10/01/20(b)	1,408	1,504
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	2,195

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Jefferies Group, Inc., 8.500%, 07/15/19	1,833	2,128
JPMorgan Chase & Co., 6.300%, 04/23/19	2,964	3,435
JPMorgan Chase & Co., 4.400%, 07/22/20	1,740	1,782
Lazard Group LLC, 7.125%, 05/15/15	2,075	2,264
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	1,182	1,190
Morgan Stanley, 7.300%, 05/13/19	1,795	2,065
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	100	111
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,939	2,061
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(b)	90	80
TIAA Global Markets, 5.125%, 10/10/12(b)	1,572	1,701
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	946	1,004
Woodside Finance Ltd., 8.750%, 03/01/19(b)	2,466	3,221

		32,359

Diversified Operations (0.3%)
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,995	2,442

Electric (2.1%)
AES Ironwood LLC, 8.857%, 11/30/25	79	81
Alabama Power Co., 5.800%, 11/15/13	1,122	1,276
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	452	577
E.ON International Finance BV, 5.800%, 04/30/18(b)	3,165	3,745
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,388	1,627
GenOn Escrow Corp., 9.500%, 10/15/18∧(b)	395	380
GenOn Escrow Corp., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94∧(b)	435	416
Georgia Power Co., 6.000%, 11/01/13	688	785
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,229	1,406
Pacific Gas & Electric Co., 3.500%, 10/01/20, Callable 07/01/20 @ 100	317	314
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,418	1,608
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	780	956
Southern California Edison Co., 5.750%, 03/15/14	1,262	1,450
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88	35	35
Virginia Electric & Power Co., 8.875%, 11/15/38	821	1,249
Wisconsin Power & Light Co., 6.375%, 08/15/37	749	915

		16,820

Entertainment (0.0%)
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38	90	89
Scientific Games Corp., 8.125%, 09/15/18, Callable 09/15/14 @ 104.06(b)	20	20

		109

Health Care (0.3%)
Pfizer, Inc., 6.200%, 03/15/19	1,501	1,848
Warner Chilcott Co. LLC, 7.750%, 09/15/18, Callable 09/15/14 @ 103.88(b)	115	118

		1,966

Insurance (0.8%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,582	1,724
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,640	2,800
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(a)	85	86

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Insurance—continued

Liberty Mutual Group, Ser B, 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	65	56
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	50	47
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	35	30
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	1,226	1,509

		6,252

Lodging (0.0%)
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(b)	45	50
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	60	61

		111

Machinery Diversified (0.0%)
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75	60	63

Materials (0.4%)
Newmont Mining Corp., 6.250%, 10/01/39	3,035	3,480
PolyOne Corp., 7.375%, 09/15/20, Callable 09/15/15 @ 103.69	40	41

		3,521

Media (1.0%)
Gannett Co., Inc., 7.125%, 09/01/18, Callable 09/01/14 @ 103.56(b)	70	69
NBC Universal, Inc., 5.950%, 04/01/41∧(b)	1,321	1,359
Thomson Reuters Corp., 5.950%, 07/15/13	320	359
Time Warner Cable, Inc., 8.250%, 02/14/14	1,273	1,519
Time Warner Cable, Inc., 5.850%, 05/01/17	3,266	3,724
Time Warner, Inc., 6.200%, 03/15/40	470	512
Univision Communications, Inc., 12.000%, 07/01/14, Callable 07/01/11 @ 106(b)	40	44

		7,586

Metals (0.3%)
Barrick (PD) Australia Finance Pty Ltd., 5.950%, 10/15/39	1,172	1,329
Barrick Gold Corp., 6.950%, 04/01/19	497	632

		1,961

Miscellaneous Manufacturer (1.0%)
General Electric Co., 5.000%, 02/01/13	3,538	3,842
General Electric Co., 5.250%, 12/06/17	955	1,075
Siemens Financierings NV, 6.125%, 08/17/26(b)	989	1,162
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,634	1,819

		7,898

Oil & Gas (2.0%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,282	1,335
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(b)	110	118
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	50	55
Pioneer Drilling Co., 9.875%, 03/15/18, Callable 03/15/14 @ 104.94(b)	110	112
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	30	33
Praxair, Inc., 1.750%, 11/15/12	3,449	3,516
Praxair, Inc., 4.625%, 03/30/15	1,881	2,111
Pride International, Inc., 6.875%, 08/15/20	585	637
Shell International Finance BV, 6.375%, 12/15/38	3,492	4,427

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	55	61
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75(b)	55	57
Total Capital SA, 3.000%, 06/24/15	944	990
Weatherford International Ltd., 9.625%, 03/01/19	1,046	1,365
Weatherford International Ltd., 6.500%, 08/01/36	884	894
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	50	47

		15,758

Pharmaceuticals (2.4%)
Abbott Laboratories, 5.600%, 11/30/17	2,541	3,031
AstraZeneca PLC, 6.450%, 09/15/37	2,426	3,054
Covidien International Finance SA, 6.000%, 10/15/17	1,505	1,789
Express Scripts, Inc., 5.250%, 06/15/12	1,740	1,858
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,655	1,966
Novartis Securities Investment Ltd., 5.125%, 02/10/19	894	1,026
Roche Holdings, Inc., 7.000%, 03/01/39(b)	1,925	2,582
Schering-Plough Corp., 6.550%, 09/15/37	1,132	1,463
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	1,074	1,123
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	638	767

		18,659

Pipelines (1.6%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,376	1,584
El Paso Natural Gas, 5.950%, 04/15/17	473	521
Energy Transfer Partners LP, 9.000%, 04/15/19	1,616	2,071
Energy Transfer Partners LP, 7.500%, 07/01/38	961	1,134
Enterprise Products Operating LP, 5.250%, 01/31/20	2,522	2,730
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	944	972
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,099	1,212
Southern Natural Gas Co., 5.900%, 04/01/17(b)	369	405
TransCanada Pipelines, 7.625%, 01/15/39	715	953
TransCanada Pipelines, 6.100%, 06/01/40	513	579
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	365	430

		12,591

Real Estate Investment Trusts (0.8%)
Digital Realty Trust LP, 4.500%, 07/15/15(b)	2,622	2,707
Digital Realty Trust LP, 5.875%, 02/01/20(b)	539	573
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,620	2,838

		6,118

Retail (1.1%)
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	85	78
Tesco PLC, 5.500%, 11/15/17(b)	1,963	2,253
Wal-Mart Stores, Inc., 5.250%, 09/01/35	425	455
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,560	5,691

		8,477

Software (0.3%)
Oracle Corp., 5.750%, 04/15/18	1,884	2,240

Telecommunication Services (2.4%)
AT&T, Inc., 4.950%, 01/15/13	1,499	1,629
AT&T, Inc., 5.100%, 09/15/14	1,599	1,795

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

AT&T, Inc., 6.450%, 06/15/34	786	886
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,494	1,651
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,362	1,540
Cisco Systems, Inc., 5.500%, 02/22/16	1,308	1,543
Cisco Systems, Inc., 4.450%, 01/15/20	512	563
Cisco Systems, Inc., 5.500%, 01/15/40	2,265	2,490
Comcast Corp., 6.450%, 03/15/37	780	866
Rogers Wireless, Inc., 7.500%, 03/15/15	919	1,123
Sprint Capital Corp., 8.750%, 03/15/32	35	37
Verizon Communications, Inc., 5.250%, 04/15/13	1,081	1,193
Verizon Communications, Inc., 5.550%, 02/15/16	1,363	1,577
Vodafone Group PLC, 5.500%, 06/15/11	2,207	2,281
Windstream Corp., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88∧(b)	60	60

		19,234

Transportation (0.9%)
Aviation Capital Group Corp., 7.125%, 10/15/20∧(b)	1,627	1,627
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63∧(b)	650	656
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(b)	100	101
Paccar, Inc., 6.375%, 02/15/12	1,275	1,366
Union Pacific Corp., 5.780%, 07/15/40(b)	3,217	3,545

		7,295

Total Corporate Bonds		210,863

Convertible Corporate Bond (0.0%)
Diversified Financial Services (0.0%)
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	70	70

Total Convertible Corporate Bond		70

U.S. Government Agency Mortgages (31.2%)
Federal Home Loan Mortgage Corporation (14.4%)
4.500%, 06/01/19	339	360
4.500%, 07/01/19	4,624	4,913
4.500%, 02/01/20	575	611
5.500%, 07/15/34	2,007	2,181
6.000%, 02/01/37	1,879	2,034
6.500%, 09/01/37	538	587
5.500%, 11/01/37	6,382	6,790
6.500%, 11/01/37	8,620	9,400
5.500%, 01/01/38	5,445	5,793
5.500%, 04/01/38	3,069	3,257
5.500%, 04/01/38	2,328	2,471
6.500%, 06/01/38	1,810	1,973
6.500%, 08/01/38	3,560	3,882
6.500%, 04/01/39	1,853	2,021
4.500%, 08/01/40∧	39,818	41,454
6.500%, 08/01/40	296	323
6.500%, 09/15/40, TBA	23,674	25,766

		113,816

Federal National Mortgage Association (16.8%)
5.500%, 09/01/19	1,546	1,677
4.500%, 12/01/20	5,420	5,703
5.000%, 01/01/22	1,981	2,106
5.000%, 05/01/23	1,781	1,900
5.500%, 01/01/24	—	—
6.000%, 02/01/28	803	866
6.000%, 10/01/28	2,678	2,887
5.000%, 03/01/30	—	—
5.000%, 11/01/33	12,039	12,782
5.500%, 09/01/34	8,064	8,649
5.000%, 06/01/35∧	7,692	8,131
6.000%, 10/01/35	1,799	1,933
6.000%, 12/01/35	379	407
5.500%, 01/01/36	6,289	6,725
5.000%, 02/01/36∧	7,906	8,358
6.500%, 09/01/36	154	170
5.500%, 08/01/37∧	1,122	1,203
6.500%, 12/01/37	3,154	3,445
6.500%, 01/01/38∧	2,206	2,409
5.500%, 10/01/38∧	12,091	12,930
6.000%, 10/01/38	3,153	3,422
6.500%, 10/01/38	9,232	10,085
6.500%, 10/01/38	8,650	9,474

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

5.500%, 06/01/39∧	9,328	9,944
6.500%, 10/25/40∧, TBA	15,969	17,411

		132,617

Total U.S. Government Agency Mortgages		246,433

U.S. Treasury Obligations (26.9%)
U.S. Treasury Bond (2.7%)
4.375%, 05/15/40	18,831	21,150

U.S. Treasury Note (7.6%)
3.750%, 11/15/18(e)	53,510	59,781

U.S. Treasury Notes (16.6%)
0.875%, 01/31/11(e)	79,161	79,343
2.375%, 09/30/14	3,146	3,320
2.125%, 11/30/14	13,148	13,742
2.625%, 08/15/20	35,331	35,662

		132,067

Total U.S. Treasury Obligations		212,998

Preferred Stock (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII, 0.531%, Callable 03/30/15 @ 25	3,885	103

Total Preferred Stock		103

Units (0.0%)
Information Technology (0.0%)
Stratus Technologies, Inc.(b)(f)	60	51

Total Units		51

Money Market Fund (11.7%)
RidgeWorth Institutional Cash Management Money Market Fund, 0.050%(a)(g)	92,571,806	92,572

Total Money Market Fund		92,572

Total Investments (Cost $845,488)(h) — 111.6%		882,490
Liabilities in excess of other assets — (11.6)%		(91,498)

Net Assets — 100.0%		$790,992

∧	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.6% of net assets as of September 30, 2010.

(c)	This security has not settled as of September 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.

(d)	Step bond. The rate shown is the rate in effect as of September 30, 2010.

(e)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(f)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(g)	Affiliated investment.

(h)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

TBA
— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — concluded

Credit Default Swap Agreements — Buy Protection

					Upfront		Unrealized
		Notional	Fixed	Expiration	Payments		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Made/(Received)($)	Value($)	Depreciation($)

Allstate Corp.	JPMorgan	4,055	1.000	06/20/15	(53)	(9)	44
Bristol-Myers Squibb Co.	JPMorgan	4,055	1.000	06/20/15	(110)	(123)	(13)
Citibank N.A	Credit Suisse First Boston	4,145	1.000	06/20/15	115	121	6
Emerging Markets CDX Indices, Series 14	Barclays Bank PLC	15,329	5.000	12/20/15	(1,943)	(2,011)	(68)
Emerging Markets CDX Indices, Series 14	JPMorgan	12,401	5.000	12/20/15	(1,561)	(1,627)	(66)
Emerging Markets CDX Indices, Series 14	Morgan Stanley	12,557	5.000	12/20/15	(1,579)	(1,647)	(68)
Federative Republic of Brazil	Morgan Stanley	9,048	1.000	12/20/15	85	70	(15)
Monsanto Co.	JPMorgan	4,055	1.000	06/20/15	(90)	(79)	11

					(5,136)	(5,305)	(169)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

At September 30, 2010, liquid assets totaling $8,127, in thousands, have been designated as collateral for open swap agreements.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2010.

The notional amount of Credit Default Swap Contracts totaled $65,645, in thousands, as of September 30, 2010. The monthly average notional amount for Credit Default Swap Contracts totaled $53,124, in thousands, for the period ended September 30, 2010.

Forward Foreign Currency Contracts

At September 30, 2010, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount	Contract		Unrealized
		Delivery	in Local	Value	Market	Appreciation/
Currency	Counterparty	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	Morgan Stanley	11/15/10	13,361	12,266	12,844	(578)
Australian Dollar	Credit Suisse First Boston	11/15/10	13,101	12,021	12,593	(572)
Australian Dollar	JPMorgan	11/15/10	9,200	8,445	8,843	(398)
Australian Dollar	Morgan Stanley	11/15/10	697	639	669	(30)
Australian Dollar	Credit Suisse First Boston	11/15/10	496	455	477	(22)
Australian Dollar	JPMorgan	11/15/10	533	490	513	(23)
Brazilian Real	Barclay’s Bank PLC	11/03/10	1,182	664	694	(30)
Colombian Peso	Morgan Stanley	11/10/10	14,990,292	8,305	8,328	(23)
Colombian Peso	Barclay’s Bank PLC	11/10/10	1,893,012	1,049	1,052	(3)
Euro	Deutsche Bank	11/10/10	11,527	14,702	15,708	(1,006)
Euro	Credit Suisse First Boston	11/10/10	11,908	15,183	16,227	(1,044)
Euro	JPMorgan	11/10/10	17,687	22,542	24,102	(1,560)
Euro	Deutsche Bank	11/10/10	1,851	2,360	2,522	(162)
Euro	Credit Suisse First Boston	11/10/10	712	908	971	(63)
Euro	JPMorgan	11/10/10	753	960	1,026	(66)
Hungarian Forint	Barclay’s Bank PLC	10/07/10	61,810	280	305	(25)
Indonesian Rupiah	Barclay’s Bank PLC	11/18/10	2,761,718	306	307	(1)
Japanese Yen	Morgan Stanley	10/07/10	24,911	293	299	(6)
New Zealand Dollar	Morgan Stanley	11/09/10	401	288	293	(5)

Total Short Contracts				$102,156	$107,773	$(5,617)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (6.8%)
Automobiles (1.3%)
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A2, 2.100%, 11/15/11	76	77
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	155	157
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A2, 0.800%, 03/15/12	661	662
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2, 1.500%, 08/15/11	103	103
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 05/20/13	215	217
Nissan Auto Lease Trust, Ser 2009-B, Cl A2, 1.220%, 09/15/11	145	145

		1,361

Credit Card (5.5%)
American Express Credit Account Master Trust, Ser 2009-1, Cl A, 1.626%, 12/15/14(a)	1,100	1,122
American Express Issuance Trust, Ser 2007-1, Cl A, 0.457%, 09/15/11(a)	980	980
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.327%, 12/15/14(a)	905	903
Citibank Credit Card Issuance Trust, Ser 2002-A10, Cl A10, 0.507%, 12/17/14(a)	580	580
Discover Card Master Trust, Ser 2008-A3, Cl A3, 5.100%, 10/15/13	400	410
Discover Card Master Trust, Ser 2009-A1, Cl A1, 1.557%, 12/15/14(a)	780	793
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	935	952

		5,740

Total Asset-Backed Securities		7,101

Certificate of Deposit (0.7%)
Banks (0.7%)
Deutsche Bank NY, 0.604%, 01/19/12(a)	750	746

Collateralized Mortgage Obligations (26.3%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.928%, 08/25/35(a)	208	185
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 0.506%, 10/25/35(a)	192	126
Banc of America Commercial Mortgage, Inc., Ser 2003-1, Cl A1, 3.878%, 09/11/36	180	182
Banc of America Commercial Mortgage, Inc., Ser 2004-3, Cl A4, 5.176%, 06/10/39	605	613
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A4, 4.502%, 07/10/42	250	253
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	300	308
Banc of America Mortgage Securities, Ser 2003-F, Cl 1A1, 2.748%, 07/25/33(a)	640	603
Citicorp Mortgage Securities, Inc., Ser 2003-11, Cl 2A8, 5.500%, 12/25/33	55	55
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	110	113

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)(b)	1,291	1,356
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(c)	1,135	1,183
Countrywide Home Loans Mortgage Pass-Through Certificates, Ser 2003-J8, Cl 1A1, 5.250%, 09/25/23	793	792
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	312	319
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	263	263
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(c)	201	205
Federal Home Loan Bank, Ser 5G-2012, Cl 1, 4.970%, 02/24/12	143	150
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.557%, 01/15/19(a)	312	312
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.457%, 08/15/36(a)	891	887
Federal National Mortgage Association, Ser 1997-M9, Cl C, 6.520%, 07/25/16	220	233
Federal National Mortgage Association, Ser 2003-35, Cl KA, 4.000%, 04/25/17	206	211
Federal National Mortgage Association, Ser 2003-52, Cl FV, 1.256%, 05/25/31(a)	149	150
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.656%, 10/25/31(a)	967	967
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.456%, 05/25/35(a)	657	653
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.606%, 10/25/25(a)	556	552
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.806%, 12/25/37(a)	1,502	1,508
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	181	193
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.915%, 08/25/34(a)	507	513
GMAC Commercial Mortgage Securities, Inc., Ser 2000-C3, Cl A2, 6.957%, 09/15/35	16	16
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Cl A2, 4.760%, 08/10/38	908	922
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Cl A4, 4.547%, 12/10/41	795	813
Government National Mortgage Association, Ser 2004-60, Cl B, 4.828%, 03/16/23	581	590
Government National Mortgage Association, Ser 2008-5, Cl FA, 0.757%, 01/20/38(a)	1,256	1,258
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	410	416

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	666	678
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	362	366
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A2, 6.044%, 11/15/35	400	401
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A3, 4.184%, 01/12/37	162	162
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A4, 4.529%, 01/12/37	680	693
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A5, 4.654%, 01/12/37(b)	1,500	1,560
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	918	934
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	251	253
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	201	206
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A3, 4.559%, 09/15/27(a)	870	878
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2, 4.567%, 06/15/29(a)	1,764	1,779
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A2, 4.201%, 12/15/29	314	316
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	86	87
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A3, 4.467%, 10/12/41(a)	500	511
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.820%, 04/25/34(a)	300	296
Salomon Brothers Mortgage Securities VII, Inc., Ser 1999-C1, Cl E, 6.930%, 05/18/32(a)	316	315
Thornburg Mortgage Securities Trust, Ser 2006-6, Cl A1, 0.366%, 11/25/46(a)	204	198
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	351	364
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 3.424%, 04/25/36(a)	222	211
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.221%, 04/25/36(a)	274	245

Total Collateralized Mortgage Obligations		27,353

Corporate Bonds (30.9%)
Auto Parts & Equipment (0.2%)
Johnson Controls, Inc., 5.250%, 01/15/11	150	152

Banks (8.4%)
American Express Bank FSB, 0.390%, 05/29/12(a)	660	654
Bank of America Corp., 1.037%, 09/11/12(a)	330	327
Bank of America Corp., 3.700%, 09/01/15	265	268
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	205	214
Bank of Montreal, 2.125%, 06/28/13	325	335

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	175	195
Bank of New York Mellon Corp. (The), Ser G, 0.638%, 03/23/12, MTN(a)	460	458
Bank of Nova Scotia, 2.250%, 01/22/13	265	273
Bank of Nova Scotia, 2.375%, 12/17/13	280	289
Barclays Bank PLC, 2.500%, 01/23/13	580	593
BB&T Corp., 5.700%, 04/30/14, MTN	230	258
Capital One Financial Corp., 5.700%, 09/15/11, MTN	325	339
Deutsche Bank AG, 4.875%, 05/20/13	415	451
PNC Funding Corp., 1.875%, 06/22/11	175	177
PNC Funding Corp., 0.478%, 01/31/12(a)	1,154	1,150
State Street Corp., 0.438%, 04/30/12(a)	400	400
Wachovia Corp., 0.635%, 04/23/12(a)	1,300	1,294
Wachovia Corp., Ser G, 5.500%, 05/01/13, MTN	190	209
Wells Fargo & Co., 3.000%, 12/09/11	120	124
Westpac Banking Corp., 0.605%, 10/21/11(a)(c)	700	701

		8,709

Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 1.267%, 03/26/13(a)(c)	450	453

Building Materials (0.1%)
CRH America, Inc., 6.950%, 03/15/12	125	133

Chemicals (0.2%)
Dow Chemical Co. (The), 4.850%, 08/15/12	235	249

Computers (1.3%)
IBM Corp., Ser FRN, 0.384%, 11/04/11(a)	1,395	1,397

Consumer Discretionary (0.3%)
DIRECTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/12 @ 103.81	230	256

Consumer Staples (1.4%)
Kellogg Co., Ser B, 6.600%, 04/01/11	665	685
Kraft Foods, Inc., 5.625%, 11/01/11	260	273
Yum! Brands, Inc., 8.875%, 04/15/11	470	490

		1,448

Diversified Financial Services (8.3%)
BlackRock, Inc., 2.250%, 12/10/12	190	195
Caterpillar Financial Services Corp., 1.287%, 06/24/11, MTN(a)	1,000	1,005
Citigroup, Inc., 5.500%, 04/11/13	230	247
Credit Suisse (USA), Inc., 0.636%, 08/16/11(a)	650	651
Credit Suisse (USA), Inc., 5.125%, 01/15/14	315	347
General Electric Capital Corp., Ser A, 0.474%, 11/01/12, MTN(a)	1,560	1,539
Goldman Sachs Group, Inc. (The), 0.533%, 02/06/12(a)	1,070	1,063
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	205	222
JPMorgan Chase & Co., 2.200%, 06/15/12	500	514
JPMorgan Chase & Co., 5.750%, 01/02/13	605	658
JPMorgan Chase & Co., 1.160%, 02/26/13, MTN(a)	610	612
MetLife, Inc., 2.375%, 02/06/14	155	157
Morgan Stanley, 5.300%, 03/01/13	155	167
Morgan Stanley, Ser F, 0.780%, 01/09/12, MTN(a)	330	328
Societe Generale, 2.200%, 09/14/13(c)	745	749

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Woodside Finance Ltd., 4.500%, 11/10/14(c)	160	172

		8,626

Electric (0.8%)
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	260	283
FPL Group Capital, Inc., 5.625%, 09/01/11	500	522

		805

Industrials (1.2%)
Dover Corp., 6.500%, 02/15/11(b)	978	1,000
General Electric Capital Corp., Ser A, 5.450%, 01/15/13, MTN	195	212

		1,212

Information Technology (0.6%)
Hewlett-Packard Co., 1.586%, 05/27/11(a)	610	614

Insurance (1.9%)
Berkshire Hathaway, Inc., Ser 0001, 0.858%, 02/11/13(a)	865	869
Met Life Global Funding I, 2.193%, 06/10/11(a)(c)	975	987
New York Life Global Funding, 4.650%, 05/09/13(c)	120	130

		1,986

Media (1.4%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	415	423
Cox Communications, Inc., 7.750%, 11/01/10	310	311
News America Holdings, Inc., 9.250%, 02/01/13	257	300
Time Warner, Inc., 5.400%, 07/02/12	430	461

		1,495

Metals (0.5%)
ArcelorMittal, 5.375%, 06/01/13	305	327
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	150	160

		487

Oil & Gas (0.5%)
Devon Financing Corp. ULC, 6.875%, 09/30/11	475	503

Pipelines (0.5%)
Enterprise Products Operating LP, Ser M, 5.650%, 04/01/13	125	137
Plains All America Pipeline LP, 4.250%, 09/01/12	380	396

		533

Telecommunication Services (2.0%)
France Telecom SA, 7.750%, 03/01/11(d)	793	816
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	850	944
Telefonica Emisiones S.A.U., 5.984%, 06/20/11	170	176
Telefonica Emisiones S.A.U., 5.855%, 02/04/13	170	186

		2,122

Transportation (0.2%)
Union Pacific Corp., 6.650%, 01/15/11	200	203

Utilities (0.7%)
Southern Co., 0.705%, 10/21/11(a)	765	768

Total Corporate Bonds		32,151

Municipal Bond (1.0%)
New Jersey (1.0%)
New Jersey Economic Development Authority, RB, 1.292%, 06/15/13(a)	995	990

Total Municipal Bond		990

U.S. Government Agencies (4.3%)
Federal Home Loan Mortgage Corporation (3.0%)
0.180%, 10/12/10(e)	1,575	1,575
1.700%, 12/17/12, Callable 12/17/10 @ 100	1,000	1,002
2.500%, 04/08/13, Callable 04/08/11 @ 100	535	541

		3,118

Federal National Mortgage Association (1.3%)
1.875%, 10/29/12, Callable 10/29/10 @ 100	1,050	1,051

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

1.800%, 03/15/13, Callable 03/15/11 @ 100	250	251

		1,302

Total U.S. Government Agencies		4,420

U.S. Government Agency Mortgages (20.8%)
Federal Home Loan Mortgage Corporation (6.2%)
4.375%, 04/15/15	435	443
5.500%, 04/15/26	27	28
2.772%, 04/01/34(a)	88	92
5.062%, 01/01/36(a)(b)	394	410
5.544%, 06/01/36(a)	138	145
6.110%, 09/01/36(a)	148	156
2.851%, 10/01/36(a)	844	889
5.771%, 01/01/37(a)	269	286
5.498%, 04/01/37(a)	373	398
6.000%, 10/15/40(f), TBA	3,415	3,661

		6,508

Federal National Mortgage Association (14.2%)
6.168%, 05/01/11	190	192
6.280%, 05/01/11	219	220
6.500%, 07/01/11(b)	156	158
6.370%, 08/01/11	415	424
5.915%, 02/01/12	212	222
6.005%, 02/01/12	527	550
6.113%, 02/01/12	475	498
6.925%, 11/01/12	214	231
4.826%, 01/01/13	477	507
5.100%, 02/01/13	575	621
5.370%, 02/01/13	235	248
5.470%, 04/01/13	149	161
4.972%, 10/01/13	363	388
4.710%, 03/01/14	530	580
4.700%, 07/01/15	469	495
5.500%, 12/01/18	856	926
5.500%, 09/01/21	993	1,077
2.499%, 05/01/32(a)	131	137
2.541%, 10/01/33(a)	284	296
2.798%, 05/01/35(a)	470	494
2.562%, 01/01/36(a)(b)	1,844	1,931
2.759%, 02/01/36(a)(b)	732	768
3.239%, 06/01/36(a)	590	620
5.065%, 01/01/37(a)	935	984
2.923%, 10/01/37(a)(b)	1,035	1,086
5.605%, 11/01/37(a)	895	953

		14,767

Government National Mortgage Association (0.4%)
3.772%, 06/16/25	402	411

Total U.S. Government Agency Mortgages		21,686

U.S. Treasury Obligations (1.9%)
U.S. Treasury Notes (1.9%)
1.750%, 11/15/11	1,125	1,143
0.625%, 07/31/12	245	246
1.125%, 06/15/13	585	593

Total U.S. Treasury Obligations		1,982

Money Market Fund (10.3%)
Federated Government Obligations Money Market Fund, 0.060%(a)	10,769,787	10,770

Total Money Market Fund		10,770

Total Investments (Cost $106,421)(g) — 103.0%		107,199
Liabilities in excess of other assets — (3.0)%		(3,109)

Net Assets — 100.0%		$104,090

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.4% of net assets as of September 30, 2010.

(d)	Step bond. The rate shown is the rate in effect as of September 30, 2010.

(e)	Rate represents the effective yield at purchase.

(f)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(g)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

MTN	— Medium Term Note

RB	— Revenue Bond

TBA	— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

ULC	— Unlimited Liability Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (94.6%)
U.S. Treasury Bond (15.5%)
7.125%, 02/15/23	2,181	3,145
6.875%, 08/15/25	4,059	5,897
4.375%, 05/15/40	1,851	2,079

		11,121

U.S. Treasury Note (79.1%)
4.875%, 04/30/11	6,110	6,275
1.750%, 04/15/13	5,150	5,306
2.375%, 09/30/14	17,279	18,237
3.125%, 01/31/17	13,090	14,184
3.500%, 02/15/18	11,620	12,833

		56,835

Total U.S. Treasury Obligations		67,956

Money Market Fund (5.1%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund, 0.050%(a)(b)	3,689,570	3,690

Total Money Market Fund		3,690

Total Investments (Cost $67,203)(c) — 99.7%		71,646
Other assets in excess of liabilities — 0.3%		234

Net Assets — 100.0%		$71,880

(a)	Affiliated investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (26.5%)
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(a)	5,431	5,545
Federal Home Loan Mortgage Corporation, Ser 2575, Cl FG, 0.657%, 05/15/32(b)	4,282	4,284
Federal Home Loan Mortgage Corporation, Ser 2840, Cl LJ, 4.250%, 11/15/17	1,595	1,648
Federal Home Loan Mortgage Corporation, Ser 2877, Cl WF, 0.657%, 10/15/34(b)	6,809	6,812
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.557%, 01/15/19(b)	4,255	4,253
Federal Home Loan Mortgage Corporation, Ser 3000, Cl FG, 0.557%, 07/15/25(b)	7,931	7,877
Federal Home Loan Mortgage Corporation, Ser 3135, Cl FC, 0.557%, 04/15/26(b)	6,181	6,166
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.457%, 08/15/36(b)(c)	13,066	13,009
Federal Home Loan Mortgage Corporation, Ser 3232, Cl KF, 0.707%, 10/15/36(b)(c)	11,553	11,556
Federal Home Loan Mortgage Corporation, Ser 3264, Cl FB, 0.627%, 01/15/37(b)	7,249	7,227
Federal Home Loan Mortgage Corporation, Ser 3320, Cl FC, 0.427%, 05/15/37(b)(c)	12,731	12,688
Federal Home Loan Mortgage Corporation, Ser 3346, Cl FA, 0.487%, 02/15/19(b)	1,365	1,363
Federal Home Loan Mortgage Corporation, Ser 3450, Cl AF, 0.967%, 05/15/38(b)(c)	8,548	8,602
Federal Home Loan Mortgage Corporation, Ser 3574, Cl MA, 4.000%, 09/15/21	12,573	13,398
Federal Home Loan Mortgage Corporation, Ser 3593, Cl F, 0.846%, 03/15/36(b)	11,897	11,941
Federal Home Loan Mortgage Corporation, Ser 3609, Cl FA, 0.917%, 12/15/39(b)(c)	12,332	12,415
Federal National Mortgage Association, Ser 1997-M9, Cl C, 6.520%, 07/25/16(c)	4,292	4,547
Federal National Mortgage Association, Ser 2003-32, Cl VT, 6.000%, 09/25/15	4,842	4,982
Federal National Mortgage Association, Ser 2003-52, Cl FV, 1.256%, 05/25/31(b)(c)	1,967	1,972
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.656%, 10/25/31(b)	14,027	14,018
Federal National Mortgage Association, Ser 2003-73, Cl DF, 0.706%, 10/25/32(b)	11,488	11,500
Federal National Mortgage Association, Ser 2005-40, Cl FB, 0.506%, 05/25/35(b)	3,922	3,903
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.456%, 05/25/35(b)	9,338	9,284
Federal National Mortgage Association, Ser 2005-57, Cl EG, 0.556%, 03/25/35(b)	6,385	6,378

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.606%, 10/25/25(b)	6,622	6,575
Federal National Mortgage Association, Ser 2006-123, Cl PF, 0.516%, 01/25/37(b)(c)	10,626	10,587
Federal National Mortgage Association, Ser 2006-79, Cl GF, 0.656%, 08/25/36(b)(c)	25,355	25,375
Federal National Mortgage Association, Ser 2006-84, Cl FQ, 0.806%, 09/25/36(b)(c)	15,295	15,334
Federal National Mortgage Association, Ser 2006-85, Cl MA, 6.250%, 08/25/34	1,553	1,584
Federal National Mortgage Association, Ser 2007-102, Cl FA, 0.826%, 11/25/37(b)(c)	13,018	13,079
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.806%, 12/25/37(b)(c)	20,289	20,374
Federal National Mortgage Association, Ser 2007-2, Cl FM, 0.506%, 02/25/37(b)	7,064	7,040
Federal National Mortgage Association, Ser 2007-4, Cl DF, 0.701%, 02/25/37(b)(c)	5,852	5,836
Federal National Mortgage Association, Ser 2007-88, Cl JF, 0.806%, 04/25/37(b)(c)	10,356	10,398
Federal National Mortgage Association, Ser 2008-12, Cl FE, 0.856%, 01/25/33(b)	6,590	6,599
Federal National Mortgage Association, Ser 2008-18, Cl FE, 0.986%, 03/25/38(b)(c)	9,507	9,571
Government National Mortgage Association, Ser 2002-53, Cl B, 5.552%, 05/16/26	3,838	3,919
Government National Mortgage Association, Ser 2003-73, Cl A, 3.513%, 06/16/21	10,572	10,719
Government National Mortgage Association, Ser 2004-5, Cl PF, 0.807%, 02/20/33(b)(c)	17,520	17,600
Government National Mortgage Association, Ser 2004-60, Cl B, 4.828%, 03/16/23	10,459	10,617
Government National Mortgage Association, Ser 2004-67, Cl C, 4.712%, 05/16/25	5,527	5,655
Government National Mortgage Association, Ser 2008-5, Cl FA, 0.757%, 01/20/38(b)(c)	35,034	35,097
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	13,606	13,812
Government National Mortgage Association, Ser 2010-97, Cl A, 2.321%, 01/16/32	3,614	3,697

Total Collateralized Mortgage Obligations		418,836

U.S. Government Agencies (1.8%)
Federal Home Loan Bank (1.8%)
0.120%, 10/12/10(d)	20,000	20,000
2.600%, 04/20/15	8,692	8,955

Total U.S. Government Agencies		28,955

U.S. Government Agency Mortgages (69.0%)
Federal Home Loan Mortgage Corporation (31.4%)
5.250%, 08/15/11	313	320
2.358%, 06/01/33(b)	76	79
2.881%, 07/01/33(b)	10,924	11,399
2.713%, 11/01/33(b)	6,076	6,322
2.772%, 04/01/34(b)	552	577
2.881%, 05/01/34(b)	255	269
2.745%, 07/01/34(b)	420	438

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal Home Loan Mortgage Corporation—continued

4.753%, 11/01/34(b)	7,271	7,656
2.923%, 02/01/35(b)	245	257
4.606%, 04/01/35(b)	8,241	8,633
4.975%, 05/01/35(b)	6,417	6,720
5.033%, 06/01/35(b)	10,678	11,248
5.082%, 07/01/35(b)	6,885	7,314
4.923%, 08/01/35(b)	16,966	17,824
4.883%, 09/01/35(b)	2,666	2,826
4.939%, 11/01/35(b)	9,890	10,213
5.062%, 01/01/36(b)	11,165	11,609
5.425%, 01/01/36(b)	5,253	5,586
5.544%, 06/01/36(b)	12,005	12,621
5.540%, 07/01/36(b)	22,052	23,049
5.736%, 07/01/36(b)	12,433	13,146
6.476%, 07/01/36(b)	717	766
6.101%, 08/01/36(b)	4,401	4,655
6.007%, 09/01/36(b)	3,345	3,544
6.110%, 09/01/36(b)	1,661	1,757
2.851%, 10/01/36(b)	3,648	3,843
5.987%, 10/01/36(b)	14,734	15,610
5.243%, 11/01/36(b)	11,645	12,324
6.009%, 11/01/36(b)	11,599	12,318
3.728%, 12/01/36(b)	467	488
5.771%, 01/01/37(b)	20,313	21,600
3.258%, 03/01/37(b)	1,365	1,440
5.430%, 04/01/37(b)	10,767	11,370
5.498%, 04/01/37(b)	376	402
5.593%, 05/01/37(b)	6,339	6,754
3.433%, 07/01/37(b)	49	51
5.996%, 07/01/37(b)	14,351	15,297
5.961%, 10/01/37(b)	16,470	17,575
5.696%, 11/01/37(b)	12,195	12,965
5.683%, 02/01/38(b)	6,249	6,631
5.165%, 03/01/38(b)	8,334	8,817
5.345%, 06/01/38(b)	34,774	36,907
5.038%, 11/01/38(b)	25,976	27,352
5.536%, 11/01/38(b)	18,135	19,247
5.476%, 03/01/39(b)	10,032	10,727
5.141%, 04/01/39(b)	9,436	10,040
3.500%, 06/01/40(b)	24,922	26,050
6.000%, 10/15/40(e), TBA	46,585	49,941

		496,577

Federal National Mortgage Association (37.4%)
7.440%, 10/01/10	850	848
5.164%, 11/01/10	637	637
6.942%, 12/01/10	515	506
7.087%, 12/01/10	417	420
5.990%, 01/01/11	41	41
6.320%, 01/01/11	1,956	1,955
6.480%, 01/01/11	1,439	1,430
6.250%, 02/01/11	35	35
6.270%, 02/01/11	1,564	1,554
6.309%, 02/01/11	400	400
6.516%, 02/01/11	691	691
6.250%, 03/01/11	1,755	1,739
6.260%, 03/01/11	2,767	2,766
7.000%, 03/01/11	59	59
6.180%, 04/01/11	100	100
6.230%, 04/01/11	1,967	1,963
6.435%, 04/01/11	799	812
6.480%, 04/01/11	2,709	2,703
7.360%, 04/01/11	432	436
6.004%, 05/01/11	2,598	2,606
6.091%, 05/01/11	1,550	1,556
6.150%, 05/01/11	726	728
6.200%, 05/01/11(c)	4,922	4,983
6.224%, 05/01/11	4,140	4,174
6.280%, 05/01/11	3,418	3,426
6.305%, 05/01/11	1,639	1,643
4.590%, 06/01/11	1,982	1,988
5.280%, 06/01/11	930	935
5.580%, 06/01/11	481	487
6.460%, 06/01/11	1,375	1,393
6.260%, 07/01/11	598	604
6.455%, 07/01/11	210	211
6.500%, 07/01/11	1,208	1,222
6.520%, 07/01/11	1,783	1,803
6.100%, 08/01/11	186	190
6.280%, 08/01/11(c)	21,880	22,211
6.370%, 08/01/11	4,470	4,566
6.400%, 08/01/11	42	43
6.450%, 08/01/11	594	607
6.000%, 09/01/11	1,190	1,219
6.050%, 09/01/11	4,222	4,324
6.062%, 09/01/11	373	386
5.890%, 10/01/11	1,326	1,362
5.912%, 10/01/11	2,095	2,145
6.100%, 10/01/11	2,039	2,097
6.130%, 10/01/11	1,021	1,053
6.290%, 10/01/11	899	925
5.630%, 11/01/11	1,609	1,656
5.687%, 11/01/11	843	869
5.809%, 11/01/11	3,352	3,469
5.936%, 11/01/11	1,469	1,492
5.981%, 11/01/11	824	847
4.630%, 12/01/11	1,096	1,128
5.095%, 12/01/11	339	349
5.310%, 12/01/11	315	325
5.418%, 12/01/11	380	392

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

5.622%, 12/01/11	744	772
5.629%, 12/01/11	107	111
5.850%, 12/01/11	4,830	4,978
5.885%, 01/01/12	1,484	1,548
6.200%, 01/01/12	1,275	1,328
5.620%, 02/01/12	1,915	1,990
5.915%, 02/01/12	6,402	6,676
5.975%, 02/01/12	881	919
6.002%, 02/01/12	3,116	3,240
6.005%, 02/01/12	2,973	3,102
6.090%, 02/01/12	976	1,019
6.112%, 02/01/12	5,942	6,231
6.197%, 02/01/12	4,097	4,267
5.470%, 03/01/12	1,000	992
6.078%, 03/01/12	450	470
4.890%, 04/01/12	3,825	3,957
5.876%, 04/01/12	1,123	1,149
6.062%, 05/01/12	928	968
6.180%, 05/01/12	4,460	4,712
6.470%, 05/01/12	258	274
6.060%, 06/01/12	980	1,038
5.610%, 07/01/12	112	118
6.108%, 07/01/12	642	680
6.110%, 07/01/12	1,407	1,496
6.316%, 08/01/12	502	531
4.990%, 09/01/12	1,000	1,036
5.410%, 09/01/12	316	335
5.530%, 09/01/12	1,857	1,970
5.835%, 09/01/12	671	716
5.235%, 10/01/12	643	681
6.775%, 10/01/12	2,408	2,599
7.000%, 10/01/12	101	104
4.770%, 11/01/12	1,557	1,639
5.111%, 11/01/12	1,359	1,437
5.450%, 11/01/12	2,270	2,409
6.925%, 11/01/12	2,030	2,192
4.790%, 12/01/12	696	732
5.150%, 12/01/12	1,408	1,479
4.826%, 01/01/13	1,188	1,264
7.560%, 01/01/13	762	842
4.830%, 02/01/13	4,393	4,681
4.830%, 02/01/13	195	208
4.856%, 02/01/13	1,626	1,734
4.959%, 02/01/13	1,287	1,343
5.100%, 02/01/13	1,115	1,203
4.635%, 03/01/13	395	420
5.470%, 04/01/13	368	398
4.517%, 05/01/13	157	166
4.080%, 06/01/13	4,396	4,635
4.115%, 06/01/13	8,799	9,366
5.770%, 06/01/13	1,285	1,401
3.790%, 07/01/13	3,001	3,160
4.190%, 07/01/13	346	368
3.810%, 08/01/13	53	56
4.972%, 10/01/13(c)	10,397	11,128
5.145%, 10/01/13	3,066	3,331
6.250%, 12/01/13	895	963
4.870%, 01/01/14	4,943	5,383
4.900%, 01/01/14	4,312	4,699
5.370%, 01/01/14	3,008	3,309
4.710%, 03/01/14	11,521	12,599
7.660%, 05/01/15	1,260	1,361
6.590%, 05/01/16	935	1,019
5.500%, 01/01/17	1,633	1,768
5.991%, 11/01/17	3,882	4,360
5.500%, 01/01/18(c)	5,861	6,345
5.500%, 12/01/18	11,787	12,760
5.500%, 09/01/21	13,676	14,830
5.000%, 09/01/23	9,154	9,770
2.499%, 05/01/32(b)	149	156
2.288%, 10/01/32(b)	141	147
3.516%, 12/01/32(b)	18	19
5.156%, 03/01/33(b)	5,167	5,503
2.510%, 04/01/33(b)	1,172	1,227
2.488%, 05/01/33(b)	353	369
3.255%, 05/01/33(b)	35	36
2.739%, 08/01/33(b)	4,953	5,193
4.561%, 08/01/33(b)	4,890	5,121
2.541%, 10/01/33(b)	292	306
2.853%, 12/01/33(b)	3,148	3,276
2.205%, 07/01/34(b)	864	901
2.205%, 08/01/34(b)	2,285	2,381
4.521%, 08/01/34(b)	5,267	5,494
2.385%, 10/01/34(b)	31	31
2.430%, 12/01/34(b)	4,394	4,591
2.453%, 01/01/35(b)	370	386
2.465%, 01/01/35(b)	441	461
4.158%, 01/01/35(b)	9,831	10,367
2.528%, 02/01/35(b)(c)	449	470
2.139%, 03/01/35(b)	1,045	1,077
2.399%, 03/01/35(b)	268	280
2.749%, 03/01/35(b)	6,742	7,093
2.798%, 05/01/35(b)	1,260	1,325
4.755%, 07/01/35(b)	2,870	3,028
3.141%, 08/01/35(b)	2,241	2,347
2.642%, 09/01/35(b)	167	175
5.112%, 09/01/35(b)	6,844	7,320
5.104%, 11/01/35(b)	9,506	10,123
2.562%, 01/01/36(b)(c)	9,065	9,496
3.932%, 01/01/36(b)	4,257	4,443

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

2.759%, 02/01/36(b)	5,783	6,064
4.275%, 04/01/36(b)	9,364	9,758
3.239%, 06/01/36(b)	9,485	9,977
5.295%, 08/01/36(b)	12,211	12,849
5.422%, 08/01/36(b)	10,427	10,979
5.563%, 10/01/36(b)(c)	2,089	2,203
5.260%, 11/01/36(b)	6,629	6,952
5.927%, 11/01/36(b)	4,712	5,008
2.929%, 12/01/36(b)	10,238	10,740
3.435%, 12/01/36(b)	338	356
5.721%, 12/01/36(b)	1,457	1,554
3.327%, 01/01/37(b)	3,494	3,695
5.907%, 01/01/37(b)	5,432	5,775
2.659%, 04/01/37(b)	1,139	1,194
4.139%, 07/01/37(b)	11,063	11,610
4.916%, 07/01/37(b)	8,685	9,001
5.438%, 08/01/37(b)	4,883	5,190
2.923%, 10/01/37(b)	16,140	16,932
2.617%, 09/01/39(b)	160	167
3.397%, 09/01/39(b)	43,971	46,228
6.500%, 10/25/40(e), TBA	25,000	27,258

		589,906

Government National Mortgage Association (0.2%)
3.022%, 01/16/19	2,259	2,263
3.360%, 08/16/22	28	28
4.045%, 10/16/23	1,034	1,042
3.772%, 06/16/25	426	435

		3,768

Total U.S. Government Agency Mortgages		1,090,251

Money Market Fund (5.6%)
Federated Government Obligations Money Market Fund, 0.060%(b)	88,964,155	88,964

Total Money Market Fund		88,964

Total Investments (Cost $1,615,721)(f) — 102.9%		1,627,006
Liabilities in excess of other assets — (2.9)%		(46,198)

Net Assets — 100.0%		$1,580,808

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.4% of net assets as of September 30, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	Rate represents the effective yield at purchase.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

TBA
— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.3%)
District of Columbia (3.9%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.500%, 10/01/27, Callable 10/01/11 @ 101, NATL-RE, AMT	1,000	1,040
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.000%, 10/01/29, Callable 10/01/20 @ 100	2,500	2,739
Metropolitan Washington D.C. Airports Authority, Airport System, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @ 100, BHAC	2,175	2,436
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Ser A, RB, 5.125%, 07/01/32, Callable 07/01/19 @ 100	2,000	2,183

		8,398

Puerto Rico (2.5%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	4,000	4,301
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Subseries A, RB, 5.375%, 08/01/39, Callable 02/01/20 @ 100	1,000	1,058

		5,359

Virginia (89.9%)
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,000	1,022
Arlington County Industrial Development Authority Hospital Facilities, RB, 5.000%, 07/01/31, Callable 07/01/20 @ 100	2,500	2,632
Arlington County, GO, 5.000%, 03/15/15(a)	4,500	5,275
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/01/16 @ 100, NATL-RE	2,890	3,140
Capital Region Airport Commission, Ser A, RB, 5.000%, 07/01/18, Callable 07/01/15 @ 100, AGM	1,025	1,132
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,820
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	1,770	2,101
Fairfax County, GO, 5.000%, 10/01/12	3,250	3,545
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, NATL-RE	2,100	2,417
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, NATL-RE	2,855	3,192
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,223
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425	2,786
Hampton, GO, 5.000%, 01/15/20, Callable 01/15/19 @ 100	1,000	1,197
Hampton, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, NATL-RE/FGIC	1,000	1,120
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	6,100	6,881

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/11 @ 102, GNMA	380	385
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/11 @ 102, GNMA	500	506
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,055
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,426
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, AGM	1,500	1,698
Isle of Wight County, GO, 5.500%, 07/01/20, Callable 01/01/19 @ 100	420	500
Isle of Wight County, GO, 5.250%, 07/01/22, Callable 01/01/19 @ 100	685	788
Isle of Wight County, GO, 5.375%, 07/01/23, Callable 01/01/19 @ 100	675	778
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, AGM	2,215	2,500
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, AGM	1,110	1,264
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21(b)	2,460	3,011
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,434
Loudoun County, Public Improvement, GO, 5.000%, 06/01/14	3,500	4,026
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, AGM	2,225	2,570
Newport News, GO, 5.250%, 07/01/15(a)	3,000	3,558
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,215
Pittsylvania County, GO, 5.000%, 03/01/21, Callable 03/01/20 @ 100	1,000	1,171
Pittsylvania County, GO, 5.000%, 03/01/22, Callable 03/01/20 @ 100	1,000	1,162
Portsmouth, GO, 5.000%, 07/01/15, NATL-RE	2,285	2,677
Portsmouth, GO, 4.000%, 12/01/15	1,635	1,852
Portsmouth, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000	1,177
Powhatan County, GO, 5.000%, 01/15/32, Callable 01/15/20 @ 100	1,580	1,735
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	2,010
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,024
Richmond, GO, 5.000%, 07/15/18	2,000	2,414
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, AGM	1,435	1,597

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Richmond, GO, 5.000%, 07/15/28, Callable 07/15/19 @ 100	750	851
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, NATL-RE	2,000	2,145
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/17, Callable 07/01/12 @ 100, NATL-RE	1,945	2,043
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, NATL-RE	2,000	2,094
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, NATL-RE	1,000	1,039
Roanoke, GO, 5.000%, 10/01/18	2,450	2,950
Roanoke, GO, 5.000%, 10/01/21, Callable 10/01/19 @ 100	1,000	1,182
Roanoke, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,750
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23, Callable 07/01/20 @ 100	1,415	1,445
Spotsylvania County Water & Sewer System, Ser A, RB, 5.000%, 06/01/29, Callable 06/01/20 @ 100	1,020	1,148
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,513
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,418
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100	4,940	5,574
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,797
Virginia Beach, Public Improvement, GO, 5.000%, 05/01/13	2,500	2,780
Virginia Beach, Public Improvement, GO, 5.000%, 09/15/16	2,325	2,783
Virginia College Building Authority, Education Facilities, Public Higher Educational Financing Project, Ser A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000	5,655
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	5,000	5,703
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,950	4,775
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,530
Virginia College Building Authority, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,375

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,290
Virginia Public School Authority, School Financing, Ser A, RB, 5.000%, 08/01/30, Callable 08/01/20 @ 100	1,000	1,130
Virginia Public School Authority, School Financing, Ser C, RB, 4.750%, 08/01/27, Callable 08/01/19 @ 100	2,000	2,216
Virginia Public School Authority, Special Obligation, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000	2,266
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/18	2,775	3,387
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/35, Callable 11/01/20 @ 100	2,090	2,319
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/29, Callable 11/01/19 @ 100	1,000	1,141
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,427
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205	1,269
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO of Authority	2,500	2,772
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, RB, 5.000%, 10/01/12, NATL-RE	1,320	1,423
Virginia State Public Building Authority Facilities, Ser B, RB, 5.000%, 08/01/20, Callable 08/01/19 @ 100	4,000	4,786
Virginia State Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/20, Callable 10/01/17 @ 100	2,000	2,329
Virginia State Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,000	2,303
Virginia State Resources Authority Clean Water, Revolving Fund, Ser B, RB, 5.000%, 10/01/30, Callable 10/01/20 @ 100	2,000	2,282
Virginia State, GO, 5.000%, 06/01/19, Callable 06/01/14 @ 100	3,170	3,659
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, NATL-RE	2,255	2,471
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, NATL-RE/FGIC	2,000	2,313

		191,349

Total Municipal Bonds		205,106

Money Market Fund (2.9%)
Federated Virginia Municipal Cash Trust, 0.010%(c)	6,164,425	6,164

Total Money Market Fund		6,164

Total Investments (Cost $196,900)(d) — 99.2%		211,270
Other assets in excess of liabilities — 0.8%		1,666

Net Assets — 100.0%		$212,936

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — concluded

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(d)	See Federal Tax Information listed in the Notes to Financial Statements for tax-basis cost.

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

GNMA	— Security guaranteed by Government National Mortgage Association

GO	— General Obligation

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands)
(Unaudited)

		Georgia Tax-	High Grade
	Corporate Bond	Exempt Bond	Municipal Bond	High Income	Intermediate Bond
	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$157,230	$224,553	$60,938	$213,400	$1,632,361

Investments, at Value	$165,935	$237,251	$66,669	$203,114	$1,633,351
Investments in Affiliates, at Value and Cost	7,713	—	—	20,756	85,167

Total Investments	173,648	237,251	66,669	223,870	1,718,518

Cash	—	—	—	—	665
Interest and Dividends Receivable	2,102	2,779	887	3,488	12,579
Receivable for Capital Shares Issued	293	53	203	1,379	2,674
Receivable for Investment Securities Sold	—	—	2,019	25,125	13,952
Appreciated Credit Default Swap Agreements, at Value	—	—	—	—	396
Prepaid Expenses	22	8	14	23	43

Total Assets	176,065	240,091	69,792	253,885	1,748,827

Liabilities:
Payable for Cash Overdraft	—	—	—	712	—
Income Distributions Payable	602	725	205	1,158	3,083
Payable for Investment Securities Purchased	3,493	1,695	4,329	39,147	85,053
Payable for Capital Shares Redeemed	58	323	—	239	1,130
Depreciated Credit Default Swap Agreements, at Value	—	—	—	—	11,315
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	—	11,853
Investment Advisory Fees Payable	57	108	28	99	313
Administration, Fund Accounting and Transfer Agency Fees Payable	7	5	2	5	42
Compliance Services Fees Payable	3	1	1	—	15
Shareholder Servicing Fees Payable	2	—	—	—	53
Distribution and Service Fees Payable	17	1	1	10	3
Custodian Fees Payable	3	1	1	—	8
Trustee Fees Payable	2	—	—	—	9
Accrued Expenses	18	5	2	2	74

Total Liabilities	4,262	2,864	4,569	41,372	112,951

Total Net Assets	$171,803	$237,227	$65,223	$212,513	$1,635,876

Net Assets Consist of:
Capital	$159,121	$228,308	$60,728	$204,611	$1,528,671
Accumulated Net Investment Income (Loss)	(678)	190	(7)	(43)	2,157
Accumulated Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(3,058)	(3,969)	(1,229)	(2,525)	31,231
Net Unrealized Appreciation (Depreciation) on Investments, Swaps and Foreign Currencies	16,418	12,698	5,731	10,470	73,817

Net Assets	$171,803	$237,227	$65,223	$212,513	$1,635,876

Net Assets:
I Shares	$147,186	$227,079	$57,411	$179,964	$1,620,782
A Shares	$5,705	$10,148	$7,812	$16,811	$14,040
C Shares	$18,912	$—	$—	$—	$—
R Shares	$—	$—	$—	$15,738	$1,054
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	14,438	21,531	4,919	26,281	148,280
A Shares	557	961	669	2,453	1,284
C Shares	1,855	—	—	—	—
R Shares	—	—	—	2,297	96
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$10.19	$10.55	$11.67	$6.85	$10.93
A Shares	$10.24	$10.56	$11.68	$6.85	$10.93
C Shares(b)	$10.20	N/A	N/A	N/A	N/A
R Shares	N/A	N/A	N/A	$6.85	$10.93	(a)
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$10.19	$10.55	$11.67	$6.85	$10.93
A Shares	$10.75	$11.09	$12.26	$7.19	$11.48
C Shares	$10.20	N/A	N/A	N/A	N/A
R Shares	N/A	N/A	N/A	$6.85	$10.93	(a)
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	4.75%	4.75%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands)
(Unaudited)

				Limited-Term
	Investment Grade	Investment Grade		Federal Mortgage	Maryland
	Bond	Tax-Exempt Bond	Limited Duration	Securities	Municipal Bond
	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$394,076	$1,167,266	$22,006	$27,428	$28,022

Investments, at Value	$405,071	$1,223,587	$20,682	$26,675	$30,230
Investments in Affiliates, at Value and Cost	16,517	—	1,419	1,045	—

Total Investments	421,588	1,223,587	22,101	27,720	30,230

Interest and Dividends Receivable	3,736	13,160	12	118	304
Receivable for Capital Shares Issued	1,635	2,828	—	69	12
Receivable for Investment Securities Sold	9,641	35,072	—	4,488	—
Appreciated Credit Default Swap Agreements, at Value	107	—	—	—	—
Prepaid Expenses	26	40	3	20	4

Total Assets	436,733	1,274,687	22,116	32,415	30,550

Liabilities:
Payable for Cash Overdraft	1,263	—	—	12	—
Income Distributions Payable	872	2,525	17	54	83
Payable for Investment Securities Purchased	16,513	45,589	—	4,993	—
Payable for Capital Shares Redeemed	2,272	2,022	—	6	227
Depreciated Credit Default Swap Agreements, at Value	2,919	—	—	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	3,103	—	—	—	—
Investment Advisory Fees Payable	169	478	2	8	14
Administration, Fund Accounting and Transfer Agency Fees Payable	12	38	2	2	1
Compliance Services Fees Payable	1	14	—	—	—
Shareholder Servicing Fees Payable	2	19	—	—	—
Distribution and Service Fees Payable	10	7	—	7	1
Custodian Fees Payable	1	6	2	2	—
Trustee Fees Payable	1	8	—	—	—
Accrued Expenses	6	68	2	2	—

Total Liabilities	27,144	50,774	25	5,086	326

Total Net Assets	$409,589	$1,223,913	$22,091	$27,329	$30,224

Net Assets Consist of:
Capital	$370,269	$1,141,437	$23,645	$44,350	$28,078
Accumulated Net Investment Income (Loss)	(621)	(154)	21	(106)	(42)
Accumulated Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	15,656	26,309	(1,670)	(17,207)	(20)
Net Unrealized Appreciation (Depreciation) on Investments, Swaps and Foreign Currencies	24,285	56,321	95	292	2,208

Net Assets	$409,589	$1,223,913	$22,091	$27,329	$30,224

Net Assets:
I Shares	$373,728	$1,195,626	$22,091	$16,381	$25,313
A Shares	$28,080	$28,287	$—	$2,758	$4,911
C Shares	$—	$—	$—	$8,190	$—
R Shares	$7,781	$—	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	31,227	95,698	2,270	1,538	2,333
A Shares	2,346	2,261	—	259	453
C Shares	—	—	—	769	—
R Shares	650	—	—	—	—
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$11.97	$12.49	$9.73	$10.65	$10.85
A Shares	$11.97	$12.51	N/A	$10.63 (a)	$10.84 (a)
C Shares(b)	N/A	N/A	N/A	$10.65	N/A
R Shares	$11.97	N/A	N/A	N/A	N/A
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$11.97	$12.49	$9.73	$10.65	$10.85
A Shares	$12.57	$13.13	N/A	$10.90	$11.39
C Shares	N/A	N/A	N/A	$10.65	N/A
R Shares	$11.97	N/A	N/A	N/A	N/A
Maximum Sales Charge — A Shares	4.75%	4.75%	N/A	2.50%	4.75%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands)
(Unaudited)

	North Carolina
	Tax-Exempt	Seix Floating Rate	Seix Global
	Bond	High Income	Strategy	Seix High Yield	Short-Term Bond
	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$55,965	$1,512,799	$39,267	$1,630,404	$503,014

Investments, at Value	$59,080	$1,430,423	$30,298	$1,607,763	$513,473
Investments in Affiliates, at Value and Cost	—	121,762	8,969	135,343	—

Total Investments	59,080	1,552,185	39,267	1,743,106	513,473

Cash	—	432	—	38	—
Interest and Dividends Receivable	777	7,023	—	32,354	3,436
Receivable for Capital Shares Issued	15	7,032	—	8,759	666
Receivable for Investment Securities Sold	—	70,086	—	63,058	6,234
Appreciated Credit Default Swap Agreements, at Value	—	—	64	—	—
Prepaid Expenses	4	62	18	64	27

Total Assets	59,876	1,636,820	39,349	1,847,379	523,836

Liabilities:
Income Distributions Payable	173	6,963	—	10,988	911
Payable for Investment Securities Purchased	—	164,892	15	117,708	5,672
Payable for Capital Shares Redeemed	—	53,158	—	1,449	670
Depreciated Credit Default Swap Agreements, at Value	—	—	1,243	—	—
Unrealized Depreciation on Unfunded Transactions	—	1,648	—	519	—
Interest Payable for Unfunded Transactions	—	36	—	23	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	2,797	—	—
Investment Advisory Fees Payable	27	511	21	582	170
Administration, Fund Accounting and Transfer Agency Fees Payable	1	33	1	49	12
Compliance Services Fees Payable	—	1	—	6	1
Shareholder Servicing Fees Payable	—	24	—	3	—
Distribution and Service Fees Payable	—	15	—	7	3
Custodian Fees Payable	—	—	1	3	1
Trustee Fees Payable	—	1	—	3	—
Accrued Expenses	2	5	4	28	4

Total Liabilities	203	227,287	4,082	131,368	7,444

Total Net Assets	$59,673	$1,409,533	$35,267	$1,716,011	$516,392

Net Assets Consist of:
Capital	$57,503	$1,440,989	$39,993	$1,703,516	$518,151
Accumulated Net Investment Income (Loss)	(63)	6,292	(266)	(98)	170
Accumulated Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(882)	(75,486)	(1,583)	(99,590)	(12,388)
Net Unrealized Appreciation (Depreciation) on Investments, Swaps and Foreign Currencies	3,115	37,738	(2,877)	112,183	10,459

Net Assets	$59,673	$1,409,533	$35,267	$1,716,011	$516,392

Net Assets:
I Shares	$58,881	$1,372,163	$35,267	$1,689,732	$510,550
A Shares	$792	$26,900	$—	$20,579	$3,073
C Shares	$—	$10,470	$—	$—	$2,769
R Shares	$—	$—	$—	$5,700	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	5,679	156,003	3,635	174,424	50,789
A Shares	77	3,058	—	2,173	305
C Shares	—	1,190	—	—	275
R Shares	—	—	—	589	—
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$10.37	$8.80	$9.70	$9.69	$10.05
A Shares	$10.34 (a)	$8.80	N/A	$9.47	$10.08
C Shares(b)	N/A	$8.80	N/A	N/A	$10.07	(a)
R Shares	N/A	N/A	N/A	$9.68	N/A
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$10.37	$8.80	$9.70	$9.69	$10.05
A Shares	$10.86	$9.03	N/A	$9.94	$10.34
C Shares	N/A	$8.80	N/A	N/A	$10.07	(a)
R Shares	N/A	N/A	N/A	$9.68	N/A
Maximum Sales Charge — A Shares	4.75%	2.50%	4.75%	4.75%	2.50%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands)
(Unaudited)

					U.S.
					Government	Virginia
	Short-Term U.S.	Total		U.S.	Securities	Intermediate
	Treasury	Return	Ultra-Short	Government	Ultra-Short	Municipal
	Securities	Bond	Bond	Securities	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$39,863	$845,488	$106,421	$67,203	$1,615,721	$196,900

Investments, at Value	$40,681	$789,918	$107,199	$67,956	$1,627,006	$211,270
Investments in Affiliates, at Value and Cost	—	92,572	—	3,690	—	—

Total Investments	40,681	882,490	107,199	71,646	1,627,006	211,270

Cash	—	—	—	—	8,494	—
Segregated Cash at Broker for Futures Contracts	—	—	—	—	2,220	—
Interest and Dividends Receivable	183	5,236	417	374	6,273	2,536
Receivable for Capital Shares Issued	82	3,440	72	2	10,281	68
Receivable for Investment Securities Sold	—	39,940	224	—	9,476	2,703
Appreciated Credit Default Swap Agreements, at Value	—	191	—	—	—	—
Prepaid Expenses	18	40	10	19	55	9

Total Assets	40,964	931,337	107,922	72,041	1,663,805	216,586

Liabilities:
Payable for Cash Overdraft	—	25,521	2	—	—	—
Income Distributions Payable	26	1,717	132	109	2,045	543
Payable for Investment Securities Purchased	—	101,422	3,661	—	77,130	2,992
Payable for Capital Shares Redeemed	197	365	—	1	3,355	2
Depreciated Credit Default Swap Agreements, at Value	—	5,496	—	—	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	5,617	—	—	—	—
Investment Advisory Fees Payable	12	157	19	30	243	96
Administration, Fund Accounting and Transfer Agency Fees Payable	2	19	6	4	45	6
Compliance Services Fees Payable	—	2	1	1	11	2
Shareholder Servicing Fees Payable	—	10	—	—	98	—
Distribution and Service Fees Payable	7	4	—	3	—	2
Custodian Fees Payable	2	2	6	2	13	1
Trustee Fees Payable	—	1	1	1	6	1
Accrued Expenses	2	12	4	10	51	5

Total Liabilities	248	140,345	3,832	161	82,997	3,650

Total Net Assets	$40,716	$790,992	$104,090	$71,880	$1,580,808	$212,936

Net Assets Consist of:
Capital	$39,294	$735,053	$107,603	$65,037	$1,580,652	$197,428
Accumulated Net Investment Income (Loss)	(2)	(1,412)	(117)	1	(5,244)	34
Accumulated Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	606	26,203	(4,174)	2,399	(5,885)	1,104
Net Unrealized Appreciation (Depreciation) on Investments, Swaps and Foreign Currencies	818	31,148	778	4,443	11,285	14,370

Net Assets	$40,716	$790,992	$104,090	$71,880	$1,580,808	$212,936

Net Assets:
I Shares	$27,917	$775,163	$104,090	$66,040	$1,580,808	$197,945
A Shares	$5,635	$14,032	$—	$2,806	$—	$14,991
C Shares	$7,164	$—	$—	$3,034	$—	$—
R Shares	$—	$1,797	$—	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	2,692	70,127	10,457	7,055	156,660	18,465
A Shares	544	1,232	—	300	—	1,399
C Shares	692	—	—	324	—	—
R Shares	—	163	—	—	—	—
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$10.37	$11.05	$9.95	$9.36	$10.09	$10.72
A Shares	$10.36	$11.39	N/A	$9.36	N/A	$10.72
C Shares(b)	$10.35	N/A	N/A	$9.36	N/A	N/A
R Shares	N/A	$11.06 (a)	N/A	N/A	N/A	N/A
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$10.37	$11.05	$9.95	$9.36	$10.09	$10.72
A Shares	$10.63	$11.96	N/A	$9.83	N/A	$11.25
C Shares	$10.35	N/A	N/A	$9.36	N/A	N/A
R Shares	N/A	$11.06	N/A	N/A	N/A	N/A
Maximum Sales Charge — A Shares	2.50%	4.75%	N/A	4.75%	N/A	4.75%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

			High Grade
	Corporate	Georgia Tax-	Municipal		Intermediate	Investment
	Bond	Exempt Bond	Bond	High Income	Bond	Grade Bond
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest Income	$4,454	$4,952	$1,428	$7,002	$25,094	$7,658
Dividend Income	—	3	3	83	9	3
Dividend Income from Affiliated Investment Companies	—	—	—	8	28	7
Net Income from Securities Lending	—	—	—	85	4	1

Total Investment Income	4,454	4,955	1,431	7,178	25,135	7,669

Expenses:
Investment Advisory Fees	356	628	171	525	1,901	1,022
Administration, Fund Accounting and Transfer Agency Fees	30	32	9	32	236	92
Compliance Services Fees	4	4	1	4	44	9
Distribution and Service Fees — A Shares	7	8	5	15	16	41
Distribution and Service Fees — C Shares	95	—	—	—	—	—
Distribution and Service Fees — R Shares	—	—	—	39	3	21
Shareholder Servicing Fees — I Shares	8	—	—	—	276	8
Shareholder Servicing Fees — A Shares	—	—	—	—	2	—
Shareholder Servicing Fees — R Shares	—	—	—	8	1	—
Custodian Fees	4	4	3	7	28	13
Printing Fees	6	6	2	7	67	13
Registration Fees	23	6	18	26	30	26
Trustee Fees	3	3	1	3	32	7
Other Fees	19	9	4	12	126	36

Total Expenses	555	700	214	678	2,762	1,288
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	(6)	—	—	—

Net Expenses	555	700	208	678	2,762	1,288

Net Investment Income	3,899	4,255	1,223	6,500	22,373	6,381

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	4,358	658	599	(1,087)	25,926	11,841
Credit Default Swap Agreements	—	—	—	2,905	4,302	1,144
Interest Rate Swap Agreements	—	—	—	82	183	49
Forward Foreign Currency Contracts	—	—	—	—	3,711	1,033
Net Change in Unrealized Appreciation/Depreciation on:
Investments and Foreign Currencies	5,941	6,484	2,303	976	38,321	8,661
Credit Default Swap Agreements	—	—	—	—	517	(242)
Forward Foreign Currency Contracts	—	—	—	—	(14,100)	(3,707)

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies	10,299	7,142	2,902	2,876	58,860	18,779

Change in Net Assets from Operations	$14,198	$11,397	$4,125	$9,376	$81,233	$25,160

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

			Limited-Term
	Investment		Federal	Maryland	North	Seix Floating
	Grade Tax-	Limited	Mortgage	Municipal	Carolina Tax-	Rate High
	Exempt Bond	Duration	Securities	Bond	Exempt Bond	Income
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest Income	$19,053	$160	$358	$608	$1,183	$51,506
Dividend Income	49	—	—	—	1	22
Dividend Income from Affiliated Investment Companies	1	1	3	—	—	51

Total Investment Income	19,103	161	361	608	1,184	51,579

Expenses:
Investment Advisory Fees	2,745	11	77	84	153	2,982
Administration, Fund Accounting and Transfer Agency Fees	175	5	8	5	8	247
Compliance Services Fees	29	—	1	1	1	29
Distribution and Service Fees — A Shares	39	—	3	4	1	38
Distribution and Service Fees — C Shares	—	—	41	—	—	47
Shareholder Servicing Fees — I Shares	103	—	—	—	—	51
Shareholder Servicing Fees — A Shares	—	—	—	—	—	5
Custodian Fees	15	4	6	3	3	15
Printing Fees	41	1	1	1	2	40
Registration Fees	39	2	23	5	4	47
Trustee Fees	21	—	1	1	1	21
Interest Expense	—	—	—	—	—	36
Other Fees	93	3	6	2	2	105

Total Expenses	3,300	26	167	106	175	3,663
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	(24)	—	—	—

Net Expenses	3,300	26	143	106	175	3,663

Net Investment Income	15,803	135	218	502	1,009	47,916

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	16,039	45	1,030	200	72	1,144
Credit Default Swap Agreements	—	—	—	—	—	(374)
Net Change in Unrealized Appreciation/Depreciation on:
Investments and Foreign Currencies	30,695	(33)	(166)	845	1,594	(7,728)
Credit Default Swap Agreements	—	—	—	—	—	(75)

Net Realized and Unrealized Gain (Loss) on Investments	46,734	12	864	1,045	1,666	(7,033)

Change in Net Assets from Operations	$62,537	$147	$1,082	$1,547	$2,675	$40,883

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

				Short-Term
	Seix Global	Seix High	Short-Term	U.S. Treasury	Total Return	Ultra-Short
	Strategy	Yield	Bond	Securities	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest Income	$8	$72,306	$7,140	$388	$12,742	$884
Dividend Income	—	186	2	—	4	1
Dividend Income from Affiliated Investment Companies	7	22	4	—	57	1
Net Income from Securities Lending	—	68	1	—	1	—

Total Investment Income	15	72,582	7,147	388	12,804	886

Expenses:
Investment Advisory Fees	82	3,495	1,024	83	936	116
Administration, Fund Accounting and Transfer Agency Fees	4	323	82	9	115	24
Compliance Services Fees	1	44	10	1	18	2
Distribution and Service Fees — A Shares	—	23	3	5	14	—
Distribution and Service Fees — C Shares	—	—	14	33	—	—
Distribution and Service Fees — R Shares	—	15	—	—	2	—
Shareholder Servicing Fees — I Shares	—	5	—	—	36	—
Shareholder Servicing Fees — R Shares	—	3	—	—	—	—
Custodian Fees	1	26	12	3	20	16
Printing Fees	1	66	14	2	26	3
Registration Fees	16	35	22	21	30	13
Trustee Fees	—	33	7	1	13	2
Interest Expense	—	23	—	—	—	—
Other Fees	9	140	25	7	50	5

Total Expenses	114	4,231	1,213	165	1,260	181
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	—	(20)	—	—

Net Expenses	114	4,231	1,213	145	1,260	181

Net Investment Income (Loss)	(99)	68,351	5,934	243	11,544	705

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	(402)	28,846	2,041	249	18,501	117
Credit Default Swap Agreements	158	—	—	—	2,498	—
Interest Rate Swap Agreements	33	—	—	—	83	—
Forward Foreign Currency Contracts	(1,320)	—	—	—	1,604	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments and Foreign Currencies	(129)	6,262	3,928	142	14,576	511
Credit Default Swap Agreements	(32)	—	—	—	232	—
Forward Foreign Currency Contracts	(2,883)	—	—	—	(6,651)	—

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies	(4,575)	35,108	5,969	391	30,843	628

Change in Net Assets from Operations	$(4,674)	$103,459	$11,903	$634	$42,387	$1,333

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

		U.S.
	U.S.	Government	Virginia
	Government	Securities	Intermediate
	Securities	Ultra-Short	Municipal
	Fund	Bond Fund	Bond Fund

Investment Income:
Interest Income	$991	$7,636	$4,017
Dividend Income	—	9	—
Dividend Income from Affiliated Investment Companies	1	1	—

Total Investment Income	992	7,646	4,017

Expenses:
Investment Advisory Fees	183	1,370	578
Administration, Fund Accounting and Transfer Agency Fees	13	227	30
Compliance Services Fees	1	32	4
Distribution and Service Fees — A Shares	4	—	11
Distribution and Service Fees — C Shares	15	—	—
Shareholder Servicing Fees — I Shares	—	528	—
Custodian Fees	1	47	4
Printing Fees	1	48	5
Registration Fees	21	47	8
Trustee Fees	1	23	3
Other Fees	4	80	10

Total Expenses	244	2,402	653

Net Expenses	244	2,402	653

Net Investment Income	748	5,244	3,364

Net Realized and Unrealized Gain (Loss) on Investments and Futures:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	1,037	1,541	688
Futures Contracts	—	(240)	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments and Foreign Currencies	3,731	8,485	5,873

Net Realized and Unrealized Gain (Loss) on Investments and Futures	4,768	9,786	6,561

Change in Net Assets from Operations	$5,516	$15,030	$9,925

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			Georgia Tax-Exempt		High Grade Municipal
	Corporate Bond Fund		Bond Fund		Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$3,899	$7,495	$4,255	$7,312	$1,223	$2,706
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	4,358	5,906	658	1,081	599	2,217
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	5,941	11,172	6,484	6,398	2,303	2,288

Change in Net Assets from Operations	14,198	24,573	11,397	14,791	4,125	7,211

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(3,462)	(6,582)	(4,069)	(7,047)	(1,097)	(2,502)
A Shares#	(104)	(170)	(186)	(225)	(126)	(164)
C Shares#	(333)	(743)	—	(40)	—	(40)

Total Dividends and Distributions	(3,899)	(7,495)	(4,255)	(7,312)	(1,223)	(2,706)

Change in Net Assets from Capital Transactions	(19,644)	103,837	14,045	37,944	1,513	(24,297)

Change in Net Assets	(9,345)	120,915	21,187	45,423	4,415	(19,792)

Net Assets:
Beginning of Period	181,148	60,233	216,040	170,617	60,808	80,600

End of Period	$171,803	$181,148	$237,227	$216,040	$65,223	$60,808

Accumulated Net Investment Income (Loss), End of Period	$(678)	$(678)	$190	$190	$(7)	$(7)

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Georgia Tax-Exempt Bond Fund and High Grade Municipal Bond Fund and those Funds’ C Shares are no longer available for purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			Georgia Tax-Exempt		High Grade Municipal
	Corporate Bond Fund		Bond Fund		Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$21,820	$163,231	$28,702	$74,450	$6,809	$8,619
Dividends Reinvested	1,131	1,753	220	432	137	350
Cost of Shares Redeemed	(42,428)	(61,513)	(14,518)	(39,976)	(7,324)	(32,494)

Change in Net Assets from I Shares	$(19,477)	$103,471	$14,404	$34,906	$(378)	$(23,525)

A Shares#:
Proceeds from Shares Issued	$1,139	$2,380	$247	$9,460	$2,542	$4,502
Dividends Reinvested	77	126	76	114	48	80
Cost of Shares Redeemed	(334)	(548)	(682)	(2,354)	(699)	(1,137)

Change in Net Assets from A Shares	$882	$1,958	$(359)	$7,220	$1,891	$3,445

C Shares#:
Proceeds from Shares Issued	$285	$972	$—	$1	$—	$—
Dividends Reinvested	237	520	—	35	—	21
Cost of Shares Redeemed	(1,571)	(3,084)	—	(4,218)	—	(4,238)

Change in Net Assets from C Shares	$(1,049)	$(1,592)	$—	$(4,182)	$—	$(4,217)

Change in Net Assets from Capital Transactions	$(19,644)	$103,837	$14,045	$37,944	$1,513	$(24,297)

Share Transactions:
I Shares:
Issued	2,202	18,132	2,776	7,325	601	784
Reinvested	114	184	21	43	12	32
Redeemed	(4,261)	(6,608)	(1,396)	(3,925)	(647)	(2,975)

Change in I Shares	(1,945)	11,708	1,401	3,443	(34)	(2,159)

A Shares#:
Issued	116	257	24	934	222	418
Reinvested	8	13	7	11	4	7
Redeemed	(34)	(57)	(65)	(230)	(60)	(103)

Change in A Shares	90	213	(34)	715	166	322

C Shares#:
Issued	28	107	—	—	—	—
Reinvested	24	56	—	3	—	2
Redeemed	(158)	(331)	—	421	—	(393)

Change in C Shares	(106)	(168)	—	(418)	—	(391)

Change in Shares	(1,961)	11,753	1,367	3,740	132	(2,228)

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Georgia Tax-Exempt Bond Fund and High Grade Municipal Bond Fund and those Funds’ C Shares are no longer available for purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

					Investment Grade
	High Income Fund		Intermediate Bond Fund		Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$6,500	$7,324	$22,373	$46,142	$6,381	$17,041
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	1,900	9,252	34,122	(6,177)	14,067	1,671
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	976	14,684	24,738	40,523	4,712	16,209

Change in Net Assets from Operations	9,376	31,260	81,233	80,488	25,160	34,921

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(5,603)	(5,778)	(20,843)	(40,778)	(5,557)	(13,968)
A Shares	(360)	(159)	(152)	(207)	(371)	(869)
R Shares+∧	(539)	(1,255)	(10)	(25)	(102)	(373)
Net Realized Gains:
I Shares	—	—	—	(8,037)	—	(328)
A Shares	—	—	—	(46)	—	(22)
R Shares	—	—	—	(8)	—	(11)

Total Dividends and Distributions	(6,502)	(7,192)	(21,005)	(49,101)	(6,030)	(15,571)

Change in Net Assets from Capital Transactions	41,389	107,078	3,473	466,125	(18,179)	(37,181)

Change in Net Assets	44,263	131,146	63,701	497,512	951	(17,831)

Net Assets:
Beginning of Period	168,250	37,104	1,572,175	1,074,663	408,638	426,469

End of Period	$212,513	$168,250	$1,635,876	$1,572,175	$409,589	$408,638

Accumulated Net Investment Income (Loss), End of Period	$(43)	$(41)	$2,157	$789	$(621)	$(972)

+	Effective at the close of business on February 12, 2009, C Shares converted to R Shares for the Intermediate Bond Fund and the Fund’s C Shares are no longer available for purchase. The amounts prior to such date are disclosed as R Shares.

∧  Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the High Income Fund and Investment Grade Bond Fund and the Funds’ C Shares are no longer available for purchase. The amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

					Investment Grade
	High Income Fund		Intermediate Bond Fund		Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$97,769	$176,079	$226,546	$909,070	$48,599	$136,011
Dividends Reinvested	3,416	3,612	8,452	19,335	4,836	11,529
Cost of Shares Redeemed	(71,643)	(73,611)	(233,128)	(471,909)	(69,389)	(182,048)

Change in Net Assets from I Shares	$29,542	$106,080	$1,870	$456,496	$(15,954)	$(34,508)

A Shares:
Proceeds from Shares Issued	$16,280	$4,329	$3,357	$13,706	$3,845	$13,093
Dividends Reinvested	183	67	131	216	318	789
Cost of Shares Redeemed	(4,013)	(2,030)	(1,830)	(4,796)	(4,149)	(14,312)

Change in Net Assets from A Shares	$12,450	$2,366	$1,658	$9,126	$14	$(430)

R Shares+∧:
Proceeds from Shares Issued	$715	$759	$120	$1,255	$149	$2,793
Dividends Reinvested	363	847	10	27	90	350
Cost of Shares Redeemed	(1,681)	(2,974)	(185)	(779)	(2,478)	(5,386)

Change in Net Assets from R Shares	$(603)	$(1,368)	$(55)	$503	$(2,239)	$(2,243)

Change in Net Assets from Capital Transactions	$41,389	$107,078	$3,473	$466,125	$(18,179)	$(37,181)

Share Transactions:
I Shares:
Issued	14,625	27,685	20,994	87,059	4,119	12,090
Reinvested	511	587	780	1,842	409	1,017
Redeemed	(10,745)	(11,516)	(21,617)	(45,098)	(5,907)	(16,114)

Change in I Shares	4,391	16,756	157	43,803	(1,379)	(3,007)

A Shares:
Issued	2,466	681	309	1,312	326	1,172
Reinvested	27	11	12	21	27	70
Redeemed	(604)	(312)	(169)	(457)	(354)	(1,274)

Change in A Shares	1,889	380	152	876	(1)	(32)

R Shares+∧:
Issued	107	118	10	120	12	253
Reinvested	54	142	1	3	8	31
Redeemed	(251)	(493)	(17)	(74)	(212)	(473)

Change in R Shares	(90)	(233)	(6)	49	(192)	(189)

Change in Shares	6,190	16,903	303	44,728	(1,572)	(3,228)

+	Effective at the close of business on February 12, 2009, C Shares converted to R Shares for the Intermediate Bond Fund and the Fund’s C Shares are no longer available for purchase. The amounts prior to such date are disclosed as R Shares.

∧  Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the High Income Fund and Investment Grade Bond Fund and the Funds’ C Shares are no longer available for purchase. The amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Investment Grade				Limited-Term
	Tax-Exempt				Federal Mortgage
	Bond Fund		Limited Duration Fund		Securities Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$15,803	$30,048	$135	$209	$218	$1,210
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	16,039	32,711	45	(67)	1,030	1,922
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	30,695	10,460	(33)	550	(166)	(1,039)

Change in Net Assets from Operations	62,537	73,219	147	692	1,082	2,093

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(15,481)	(29,449)	(114)	(175)	(209)	(1,033)
A Shares#	(322)	(553)	—	—	(26)	(79)
C Shares#	—	(46)	—	—	(46)	(205)
Net Realized Gains:
I Shares	—	(14,559)	—	—	—	—
A Shares#	—	(332)	—	—	—	—

Total Dividends and Distributions	(15,803)	(44,939)	(114)	(175)	(281)	(1,317)

Change in Net Assets from Capital Transactions	114,863	197,622	(424)	(8,861)	(5,333)	(18,749)

Change in Net Assets	161,597	225,902	(391)	(8,344)	(4,532)	(17,973)

Net Assets:
Beginning of Period	1,062,316	836,414	22,482	30,826	31,861	49,834

End of Period	$1,223,913	$1,062,316	$22,091	$22,482	$27,329	$31,861

Accumulated Net Investment Income (Loss), End of Period	$(154)	$(154)	$21	$—	$(106)	$(43)

#	Effective at the close of business on July 31, 2009, C Shares converted to A Shares for the Investment Grade Tax-Exempt Bond Fund and the Fund’s C Shares are no longer available for purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Investment Grade				Limited-Term
	Tax-Exempt				Federal Mortgage
	Bond Fund		Limited Duration Fund		Securities Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$200,142	$440,312	$345	$96	$1,790	$7,293
Dividends Reinvested	6,024	16,457	67	129	119	480
Cost of Shares Redeemed	(94,182)	(263,724)	(836)	(9,086)	(7,050)	(26,479)

Change in Net Assets from I Shares	$111,984	$193,045	$(424)	$(8,861)	$(5,141)	$(18,706)

A Shares:
Proceeds from Shares Issued	$4,378	$11,669	$—	$—	$380	$1,046
Dividends Reinvested	170	450	—	—	20	64
Cost of Shares Redeemed	(1,669)	(2,128)	—	—	(306)	(705)

Change in Net Assets from A Shares	$2,879	$9,991	$—	$—	$94	$405

C Shares:
Proceeds from Shares Issued	$—	$837	$—	$—	$306	$280
Dividends Reinvested	—	34	—	—	38	170
Cost of Shares Redeemed	—	(6,285)	—	—	(630)	(898)

Change in Net Assets from C Shares	$—	$(5,414)	$—	$—	$(286)	$(448)

Change in Net Assets from Capital Transactions	$114,863	$197,622	$(424)	$(8,861)	$(5,333)	$(18,749)

Share Transactions:
I Shares:
Issued	16,316	36,838	35	10	169	716
Reinvested	489	1,375	7	13	11	47
Redeemed	(7,700)	(22,072)	(86)	(946)	(665)	(2,581)

Change in I Shares	9,105	16,141	(44)	(923)	(485)	(1,818)

A Shares:
Issued	354	979	—	—	35	102
Reinvested	13	38	—	—	2	6
Redeemed	(135)	(178)	—	—	(29)	(68)

Change in A Shares	232	839	—	—	8	40

C Shares:
Issued	—	71	—	—	29	27
Reinvested	—	3	—	—	4	17
Redeemed	—	(531)	—	—	(60)	(88)

Change in C Shares	—	(457)	—	—	(27)	(44)

Change in Shares	9,337	16,523	(44)	(923)	(504)	(1,822)

#	Effective at the close of business on July 31, 2009, C Shares converted to A Shares for the Investment Grade Tax-Exempt Bond Fund and the Fund’s C Shares are no longer available for purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Maryland Municipal		North Carolina		Seix Floating Rate
	Bond Fund		Tax-Exempt Bond Fund		High Income Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$502	$1,101	$1,009	$1,903	$47,916	$56,765
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	200	419	72	818	770	14,919
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	845	937	1,594	1,348	(7,803)	124,333

Change in Net Assets from Operations	1,547	2,457	2,675	4,069	40,883	196

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(421)	(933)	(995)	(1,880)	(40,899)	(53,150)
A Shares#	(81)	(120)	(14)	(23)	(720)	(679)
C Shares#	—	(48)	—	—	(235)	(178)

Total Dividends and Distributions	(502)	(1,101)	(1,009)	(1,903)	(41,854)	(54,007)

Change in Net Assets from Capital Transactions	(353)	(3,241)	5,379	6,243	207,496	497,595

Change in Net Assets	692	(1,885)	7,045	8,409	206,525	639,605

Net Assets:
Beginning of Period	29,532	31,417	52,628	44,219	1,203,008	563,403

End of Period	$30,224	$29,532	$59,673	$52,628	$1,409,533	$1,203,008

Accumulated Net Investment Income (Loss), End of Period	$(42)	$(42)	$(63)	$(63)	$6,292	$230

#	Effective at the close of business on July 31, 2009, C Shares converted to A Shares for the Maryland Municipal Bond Fund and North Carolina Tax-Exempt Bond Fund and the Funds’ C Shares are no longer available for purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Maryland Municipal		North Carolina		Seix Floating Rate
	Bond Fund		Tax-Exempt Bond Fund		High Income Fund
	04/01/10-	04/01/09-	04/01/10-	04/10/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$2,480	$7,500	$8,572	$18,746	$545,245	$757,371
Dividends Reinvested	9	21	17	35	24,596	34,287
Cost of Shares Redeemed	(2,377)	(10,376)	(3,216)	(12,715)	(370,068)	(315,573)

Change in Net Assets from I Shares	$112	$(2,855)	$5,373	$6,066	$199,773	$476,085

A Shares#:
Proceeds from Shares Issued	$—	$5,671	$1	$173	$8,560	$19,475
Dividends Reinvested	66	93	7	13	328	269
Cost of Shares Redeemed	(531)	(666)	(2)	(9)	(4,218)	(4,694)

Change in Net Assets from A Shares	$(465)	$5,098	$6	$177	$4,670	$15,050

C Shares#:
Proceeds from Shares Issued	$—	$121	$—	$—	$3,560	$6,620
Dividends Reinvested	—	38	—	—	148	122
Cost of Shares Redeemed	—	(5,643)	—	—	(655)	(282)

Change in Net Assets from C Shares	$—	$(5,484)	$—	$—	$3,053	$6,460

Change in Net Assets from Capital Transactions	$(353)	$(3,241)	$5,379	$6,243	$207,496	$497,595

Share Transactions:
I Shares:
Issued	233	723	841	1,886	62,362	90,967
Reinvested	1	2	2	4	2,824	4,056
Redeemed	(222)	(1,000)	(316)	(1,271)	(42,503)	(37,315)

Change in I Shares	12	(275)	527	619	22,683	57,708

A Shares#:
Issued	—	551	—	18	975	2,304
Reinvested	6	9	1	1	38	32
Redeemed	(49)	(64)	—	(1)	(489)	(550)

Change in A Shares	(43)	496	1	18	524	1,786

C Shares#:
Issued	—	12	—	—	408	786
Reinvested	—	4	—	—	17	14
Redeemed	—	(548)	—	—	(76)	(33)

Change in C Shares	—	(532)	—	—	349	767

Change in Shares	(31)	(311)	528	637	23,556	60,261

#	Effective at the close of business on July 31, 2009, C Shares converted to A Shares for the Maryland Municipal Bond Fund and North Carolina Tax-Exempt Bond Fund and the Funds’ C Shares are no longer available for purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Seix Global Strategy Fund		Seix High Yield Fund		Short-Term Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$(99)	$(68)	$68,351	$112,690	$5,934	$12,655
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(1,531)	95	28,846	49,863	2,041	(2,342)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	(3,044)	118	6,262	178,452	3,928	23,695

Change in Net Assets from Operations	(4,674)	145	103,459	341,005	11,903	34,008

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(199)	—	(67,349)	(110,348)	(5,905)	(12,233)
A Shares	—	—	(751)	(1,852)	(35)	(83)
C Shares	—	—	—	—	(18)	(56)
R Shares∧	—	—	(237)	(483)	—	—
Net Realized Gains:
I Shares	—	(268)	—	—	—	—

Total Dividends and Distributions	(199)	(268)	(68,337)	(112,683)	(5,958)	(12,372)

Change in Net Assets from Capital Transactions	30,551	(715)	(77,514)	720,459	14,891	141,453

Capital Contributions#	—	—	—	3	—	3

Change in Net Assets	25,678	(838)	(42,392)	948,784	20,836	163,092

Net Assets:
Beginning of Period	9,589	10,427	1,758,403	809,619	495,556	332,464

End of Period	$35,267	$9,589	$1,716,011	$1,758,403	$516,392	$495,556

Accumulated Net Investment Income (Loss), End of Period	$(266)	$32	$(98)	$(112)	$170	$194

∧	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the Seix High Yield Fund and the Fund’s C Shares are no longer available for purchase. The amounts prior to such date are disclosed as R Shares.

#	Capital Contribution is a result of a Fair Funds settlement due to market timing.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Seix Global Strategy Fund		Seix High Yield Fund		Short-Term Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$30,725	$4,773	$401,326	$1,157,073	$72,649	$228,789
Dividends Reinvested	122	158	41,379	74,321	1,438	3,298
Cost of Shares Redeemed	(296)	(5,646)	(511,358)	(516,762)	(58,826)	(90,789)

Change in Net Assets from I Shares	$30,551	$(715)	$(68,653)	$714,632	$15,261	$141,298

A Shares:
Proceeds from Shares Issued	$—	$8	$18,646	$16,746	$547	$1,152
Dividends Reinvested	—	—	461	1,269	28	65
Cost of Shares Redeemed	—	(8)	(27,187)	(12,314)	(928)	(707)

Change in Net Assets from A Shares	$—	$—	$(8,080)	$5,701	$(353)	$510

C Shares:
Proceeds from Shares Issued	$—	$—	$—	$—	$127	$273
Dividends Reinvested	—	—	—	—	17	51
Cost of Shares Redeemed	—	—	—	—	(161)	(679)

Change in Net Assets from C Shares	$—	$—	$—	$—	$(17)	$(355)

R Shares∧:
Proceeds from Shares Issued	$—	$—	$53	$662	$—	$—
Dividends Reinvested	—	—	80	169	—	—
Cost of Shares Redeemed	—	—	(914)	(705)	—	—

Change in Net Assets from R Shares	$—	$—	$(781)	$126	$—	$—

Change in Net Assets from Capital Transactions	$30,551	$(715)	$(77,514)	$720,459	$14,891	$141,453

Share Transactions:
I Shares:
Issued	2,718	469	42,523	130,252	7,279	23,415
Reinvested	12	16	4,388	8,295	144	336
Redeemed	(28)	(551)	(54,695)	(57,773)	(5,890)	(9,270)

Change in I Shares	2,702	(66)	(7,784)	80,774	1,533	14,481

A Shares:
Issued	—	1	2,021	1,901	55	117
Reinvested	—	—	50	145	2	7
Redeemed	—	(1)	(2,967)	(1,423)	(92)	(72)

Change in A Shares	—	—	(896)	623	(35)	52

C Shares:
Issued	—	—	—	—	13	27
Reinvested	—	—	—	—	2	5
Redeemed	—	—	—	—	(16)	(69)

Change in C Shares	—	—	—	—	(1)	(37)

R Shares∧:
Issued	—	—	6	77	—	—
Reinvested	—	—	9	19	—	—
Redeemed	—	—	(97)	(78)	—	—

Change in R Shares	—	—	(82)	18	—	—

Change in Shares	2,702	(66)	(8,762)	81,415	1,497	14,496

∧	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the Seix High Yield Fund and the Fund’s C Shares are no longer available for purchase. The amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Short-Term U.S. Treasury
	Securities Fund		Total Return Bond Fund		Ultra-Short Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$243	$809	$11,544	$25,439	$705	$1,678
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	249	1,123	22,686	9,199	117	(1,583)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	142	(1,165)	8,157	16,402	511	3,800

Change in Net Assets from Operations	634	767	42,387	51,040	1,333	3,895

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(196)	(711)	(10,926)	(22,794)	(842)	(1,680)
A Shares	(35)	(78)	(143)	(126)	—	—
C Shares	(12)	(22)	—	—	—	—
R Shares+	—	—	(11)	(15)	—	—
Net Realized Gains:
I Shares	—	(158)	—	(9,360)	—	—
A Shares	—	(12)	—	(82)	—	—
C Shares	—	(17)	—	—	—	—
R Shares+	—	—	—	(9)	—	—

Total Dividends and Distributions	(243)	(998)	(11,080)	(32,386)	(842)	(1,680)

Change in Net Assets from Capital Transactions	(5,444)	(39,659)	25,847	112,082	11,071	35,225

Change in Net Assets	(5,053)	(39,890)	57,154	130,736	11,562	37,440

Net Assets:
Beginning of Period	45,769	85,659	733,838	603,102	92,528	55,088

End of Period	$40,716	$45,769	$790,992	$733,838	$104,090	$92,528

Accumulated Net Investment Income (Loss), End of Period	$(2)	$(2)	$(1,412)	$(1,876)	$(117)	$20

+	Effective at the close of business on February 12, 2009, C Shares converted to R Shares for the Total Return Bond Fund and the Fund’s C Shares are no longer available for purchase. The amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Short-Term U.S. Treasury
	Securities Fund		Total Return Bond Fund		Ultra-Short Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$5,416	$49,937	$148,575	$403,149	$50,300	$88,321
Dividends Reinvested	84	265	6,107	17,434	471	919
Cost of Shares Redeemed	(11,358)	(78,270)	(134,980)	(316,866)	(39,700)	(54,015)

Change in Net Assets from I Shares	$(5,858)	$(28,068)	$19,702	$103,717	$11,071	$35,225

A Shares:
Proceeds from Shares Issued	$313	$4,366	$5,945	$10,059	$—	$—
Dividends Reinvested	16	62	131	191	—	—
Cost of Shares Redeemed	(590)	(15,368)	(993)	(2,257)	—	—

Change in Net Assets from A Shares	$(261)	$(10,940)	$5,083	$7,993	$—	$—

C Shares:
Proceeds from Shares Issued	$1,395	$929	$—	$—	$—	$—
Dividends Reinvested	11	33	—	—	—	—
Cost of Shares Redeemed	(731)	(1,613)	—	—	—	—

Change in Net Assets from C Shares	$675	$(651)	$—	$—	$—	$—

R Shares+:
Proceeds from Shares Issued	$—	$—	$1,104	$520	$—	$—
Dividends Reinvested	—	—	10	24	—	—
Cost of Shares Redeemed	—	—	(52)	(172)	—	—

Change in Net Assets from R Shares	$—	$—	$1,062	$372	$—	$—

Change in Net Assets from Capital Transactions	$(5,444)	$(39,659)	$25,847	$112,082	$11,071	$35,225

Share Transactions:
I Shares:
Issued	524	4,869	13,566	38,188	5,069	8,982
Reinvested	8	26	557	1,650	47	94
Redeemed	(1,102)	(7,607)	(12,357)	(30,163)	(4,000)	(5,524)

Change in I Shares	(570)	(2,712)	1,766	9,675	1,116	3,552

A Shares:
Issued	30	425	527	925	—	—
Reinvested	2	6	12	18	—	—
Redeemed	(58)	(1,495)	(89)	(209)	—	—

Change in A Shares	(26)	(1,064)	450	734	—	—

C Shares:
Issued	135	91	—	—	—	—
Reinvested	1	3	—	—	—	—
Redeemed	(71)	(157)	—	—	—	—

Change in C Shares	65	(63)	—	—	—	—

R Shares+:
Issued	—	—	100	49	—	—
Reinvested	—	—	1	2	—	—
Redeemed	—	—	(5)	(16)	—	—

Change in R Shares	—	—	96	35	—	—

Change in Shares	(531)	(3,839)	2,312	10,444	1,116	3,552

+	Effective at the close of business on February 12, 2009, C Shares converted to R Shares for the Total Bond Fund and the Fund’s C Shares are no longer available for purchase. The amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Government		U.S. Government Securities		Virginia Intermediate
	Securities Fund		Ultra-Short Bond Fund		Municipal Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$748	$3,693	$5,244	$12,556	$3,364	$7,284
Net Realized Gain (Loss) from Investment, Swap, Futures and Foreign Currency Transactions	1,037	12,195	1,301	(1,312)	688	999
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps, Futures and Foreign Currencies	3,731	(22,059)	8,485	2,430	5,873	2,661

Change in Net Assets from Operations	5,516	(6,171)	15,030	13,674	9,925	10,944

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(708)	(3,954)	(11,944)	(15,844)	(3,144)	(6,879)
A Shares#	(23)	(61)	—	—	(220)	(382)
C Shares#	(17)	(55)	—	—	—	(21)
Net Realized Gains:
I Shares	—	(17,876)	—	—	—	(470)
A Shares#	—	(469)	—	—	—	(31)
C Shares#	—	(584)	—	—	—	—

Total Dividends and Distributions	(748)	(22,999)	(11,944)	(15,844)	(3,364)	(7,783)

Change in Net Assets from Capital Transactions	(10,150)	(241,898)	236,730	1,252,487	602	10,526

Change in Net Assets	(5,382)	(271,068)	239,816	1,250,317	7,163	13,687

Net Assets:
Beginning of Period	77,262	348,330	1,340,992	90,675	205,773	192,086

End of Period	$71,880	$77,262	$1,580,808	$1,340,992	$212,936	$205,773

Accumulated Net Investment Income (Loss), End of Period	$1	$1	$(5,244)	$1,456	$34	$34

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Virginia Intermediate Bond Fund and those Funds’ C Shares are no longer available for purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Government		U.S. Government Securities		Virginia Intermediate
	Securities Fund		Ultra-Short Bond Fund		Municipal Bond Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$8,876	$25,469	$677,903	$1,477,956	$12,638	$51,209
Dividends Reinvested	364	11,829	9,552	11,403	93	340
Cost of Shares Redeemed	(19,507)	(279,232)	(450,725)	(236,872)	(12,438)	(44,911)

Change in Net Assets from I Shares	$(10,267)	$(241,934)	$236,730	$1,252,487	$293	$6,638

A Shares#:
Proceeds from Shares Issued	$492	$417	$—	$—	$1,130	$7,147
Dividends Reinvested	16	423	—	—	111	218
Cost of Shares Redeemed	(185)	(907)	—	—	(932)	(861)

Change in Net Assets from A Shares	$323	$(67)	$—	$—	$309	$6,504

C Shares#:
Proceeds from Shares Issued	$3	$134	$—	$—	$—	$5
Dividends Reinvested	13	596	—	—	—	14
Cost of Shares Redeemed	(222)	(627)	—	—	—	(2,635)

Change in Net Assets from C Shares	$(206)	$103	$—	$—	$—	$(2,616)

Change in Net Assets from Capital Transactions	$(10,150)	$(241,898)	$236,730	$1,252,487	$602	$10,526

Share Transactions:
I Shares:
Issued	976	2,472	67,265	146,490	1,200	4,926
Reinvested	40	1,316	948	1,131	9	32
Redeemed	(2,167)	(26,334)	(44,731)	(23,484)	(1,177)	(4,315)

Change in I Shares	(1,151)	(22,546)	23,482	124,137	32	643

A Shares#:
Issued	54	39	—	—	107	687
Reinvested	2	47	—	—	11	21
Redeemed	(20)	(88)	—	—	(89)	(83)

Change in A Shares	36	(2)	—	—	29	625

C Shares#:
Issued	—	14	—	—	—	1
Reinvested	1	67	—	—	—	1
Redeemed	(24)	(62)	—	—	—	(255)

Change in C Shares	(23)	19	—	—	—	(253)

Change in Shares	(1,138)	(22,529)	23,482	124,137	61	1,015

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Virginia Intermediate Bond Fund and those Funds’ C Shares are no longer available for purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of	Ratio of
				Net									Ratio	Net	Expenses to
				Realized									of Net	Investment	Average Net
				and				Distributions		Net			Expenses	Income	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Corporate Bond Fund
I Shares
Period Ended September 30, 2010∧	$9.63	$0.22		$0.56	$0.78	$(0.22)	$—	$—	$(0.22)	$10.19	8.21%	$147,186	0.51%	4.50%	0.51%	25%
Year Ended March 31, 2010	8.53	0.46	(a)	1.09	1.55	(0.45)	—	—	(0.45)	9.63	18.49	157,739	0.50	4.86	0.50	75
Year Ended March 31, 2009	9.60	0.49	(a)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	(4.10)	39,881	0.73	5.29	0.74	357
Year Ended March 31, 2008	9.88	0.60	(a)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
Year Ended March 31, 2007	9.64	0.50	(a)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
Year Ended March 31, 2006	10.24	0.43	(a)	(0.41)	0.02	(0.44)	—	(0.18)	(0.62)	9.64	0.19	243,001	0.76	4.35	0.79	317
A Shares
Period Ended September 30, 2010∧	9.67	0.21		0.57	0.78	(0.21)	—	—	(0.21)	10.24	8.12	5,705	0.81	4.17	0.81	25
Year Ended March 31, 2010	8.57	0.43	(a)	1.10	1.53	(0.43)	—	—	(0.43)	9.67	18.05	4,524	0.80	4.52	0.80	75
Year Ended March 31, 2009	9.64	0.45	(a)	(0.85)	(0.40)	(0.67)	—	—	(0.67)	8.57	(4.37)	2,181	1.03	4.96	1.03	357
Year Ended March 31, 2008	9.92	0.57	(a)	(0.27)	0.30	(0.58)	—	—	(0.58)	9.64	3.10	1,226	0.99	5.84	1.00	439
Year Ended March 31, 2007	9.68	0.49	(a)	0.30	0.79	(0.39)	(0.16)	—	(0.55)	9.92	8.31	1,144	1.01	5.10	1.03	397
Year Ended March 31, 2006	10.27	0.41	(a)	(0.41)	—	(0.41)	—	(0.18)	(0.59)	9.68	(0.01)	1,740	1.10	4.08	1.16	317
C Shares
Period Ended September 30, 2010∧	9.63	0.17		0.57	0.74	(0.17)	—	—	(0.17)	10.20	7.78	18,912	1.50	3.52	1.50	25
Year Ended March 31, 2010	8.53	0.36		1.10	1.46	(0.36)	—	—	(0.36)	9.63	17.32	18,885	1.50	3.89	1.50	75
Year Ended March 31, 2009	9.61	0.40	(a)	(0.87)	(0.47)	(0.61)	—	—	(0.61)	8.53	(5.16)	18,171	1.73	4.32	1.74	357
Year Ended March 31, 2008	9.88	0.50	(a)	(0.26)	0.24	(0.51)	—	—	(0.51)	9.61	2.50	24,777	1.70	5.17	1.71	439
Year Ended March 31, 2007	9.65	0.43	(a)	0.28	0.71	(0.34)	(0.14)	—	(0.48)	9.88	7.48	32,864	1.71	4.43	1.73	397
Year Ended March 31, 2006	10.24	0.35	(a)	(0.41)	(0.06)	(0.35)	—	(0.18)	(0.53)	9.65	(0.57)	46,679	1.63	3.53	1.83	317
Georgia Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2010∧	10.23	0.19		0.32	0.51	(0.19)	—	—	(0.19)	10.55	5.07	227,079	0.61	3.73	0.61	15
Year Ended March 31, 2010	9.81	0.39		0.42	0.81	(0.39)	—	—	(0.39)	10.23	8.32	205,856	0.60	3.80	0.60	45
Year Ended March 31, 2009**	9.95	0.37		(0.14)	0.23	(0.37)	—	—	(0.37)	9.81	2.43	163,761	0.67	3.82	0.68	63
Year Ended March 31, 2008	10.25	0.39		(0.33)	0.06	(0.36)	—	—	(0.36)	9.95	0.60	169,453	0.59	3.83	0.60	30
Year Ended March 31, 2007	10.16	0.37		0.13	0.50	(0.40)	—	(0.01)	(0.41)	10.25	4.95	142,485	0.60	3.71	0.60	61
Year Ended March 31, 2006	10.21	0.36	(a)	(0.04)	0.32	(0.36)	—	(0.01)	(0.37)	10.16	3.19	115,929	0.64	3.53	0.66	43
A Shares
Period Ended September 30, 2010∧	10.24	0.19		0.32	0.51	(0.19)	—	—	(0.19)	10.56	4.98	10,148	0.76	3.58	0.76	15
Year Ended March 31, 2010	9.83	0.36		0.42	0.78	(0.37)	—	—	(0.37)	10.24	8.03	10,184	0.75	3.56	0.75	45
Year Ended March 31, 2009	9.97	0.37		(0.15)	0.22	(0.36)	—	—	(0.36)	9.83	2.27	2,747	0.82	3.66	0.83	63
Year Ended March 31, 2008	10.26	0.38		(0.32)	0.06	(0.35)	—	—	(0.35)	9.97	0.54	4,164	0.74	3.63	0.75	30
Year Ended March 31, 2007	10.18	0.35		0.12	0.47	(0.38)	—	(0.01)	(0.39)	10.26	4.68	3,592	0.75	3.56	0.75	61
Year Ended March 31, 2006	10.22	0.35	(a)	(0.03)	0.32	(0.35)	—	(0.01)	(0.36)	10.18	3.12	3,711	0.79	3.38	0.81	43

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of	Ratio of
			Net									Ratio	Net	Expenses to
			Realized									of Net	Investment	Average Net
			and				Distributions		Net			Expenses	Income	Assets
	Net Asset	Net	Unrealized		Dividends	Distributions	from	Total	Asset			to	to	(Excluding
	Value,	Investment	Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
High Grade Municipal Bond Fund
I Shares
Period Ended September 30, 2010∧	$11.15	$0.23	$0.52	$0.75	$(0.23)	$—	$—	$(0.23)	$11.67	6.75%	$57,411	0.65%	3.90%	0.67%	53%
Year Ended March 31, 2010	10.49	0.42	0.66	1.08	(0.42)	—	—	(0.42)	11.15	10.43	55,203	0.64	3.83	0.66	123
Year Ended March 31, 2009	10.80	0.38	(0.31)	0.07	(0.38)	—	—	(0.38)	10.49	0.72	74,586	0.62	3.57	0.62	209
Year Ended March 31, 2008	10.92	0.37	(0.09)	0.28	(0.37)	—	(0.03)	(0.40)	10.80	2.58	173,975	0.66	3.40	0.66	183
Year Ended March 31, 2007	10.82	0.37	0.12	0.49	(0.37)	—	(0.02)	(0.39)	10.92	4.54	163,707	0.60	3.37	0.61	128
Year Ended March 31, 2006	10.90	0.34	(0.03)	0.31	(0.34)	—	(0.05)	(0.39)	10.82	2.90	165,341	0.63	3.13	0.65	90
A Shares
Period Ended September 30, 2010∧	11.15	0.22	0.53	0.75	(0.22)	—	—	(0.22)	11.68	6.76	7,812	0.80	3.78	0.82	53
Year Ended March 31, 2010	10.49	0.40	0.66	1.06	(0.40)	—	—	(0.40)	11.15	10.26	5,605	0.79	3.66	0.81	123
Year Ended March 31, 2009	10.80	0.37	(0.31)	0.06	(0.37)	—	—	(0.37)	10.49	0.56	1,900	0.78	3.47	0.78	209
Year Ended March 31, 2008	10.93	0.35	(0.10)	0.25	(0.35)	—	(0.03)	(0.38)	10.80	2.33	2,442	0.81	3.26	0.81	183
Year Ended March 31, 2007	10.83	0.35	0.12	0.47	(0.35)	—	(0.02)	(0.37)	10.93	4.38	2,844	0.75	3.23	0.76	128
Year Ended March 31, 2006	10.91	0.33	(0.03)	0.30	(0.33)	—	(0.05)	(0.38)	10.83	2.73	5,077	0.80	2.98	0.81	90
High Income Fund
I Shares
Period Ended September 30, 2010∧	6.77	0.25	0.08	0.33	(0.25)	—	—	(0.25)	6.85	4.89	179,964	0.70	7.50	0.70	159
Year Ended March 31, 2010	4.67	0.55	2.09	2.64	(0.54)	—	—	(0.54)	6.77	58.65	148,252	0.70	8.97	0.72	466
Year Ended March 31, 2009	6.40	0.54	(1.74)	(1.20)	(0.53)	—	—	(0.53)	4.67	(19.40)	23,995	0.70	9.67	0.76	368
Year Ended March 31, 2008	7.36	0.57	(0.82)	(0.25)	(0.58)	—	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Year Ended March 31, 2007	6.97	0.58	0.39	0.97	(0.58)	—	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55	(0.03)	0.52	(0.55)	—	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
A Shares
Period Ended September 30, 2010∧	6.78	0.24	0.07	0.31	(0.24)	—	—	(0.24)	6.85	4.73	16,811	1.00	7.07	1.00	159
Year Ended March 31, 2010	4.68	0.53	2.09	2.62	(0.52)	—	—	(0.52)	6.78	58.07	3,822	0.99	8.67	1.01	466
Year Ended March 31, 2009	6.41	0.52	(1.74)	(1.22)	(0.51)	—	—	(0.51)	4.68	(19.60)	860	0.99	8.33	1.04	368
Year Ended March 31, 2008	7.37	0.55	(0.82)	(0.27)	(0.56)	—	(0.13)	(0.69)	6.41	(3.96)	847	1.00	7.95	1.02	403
Year Ended March 31, 2007	6.98	0.56	0.39	0.95	(0.56)	—	—	(0.56)	7.37	14.22	498	1.00	7.86	1.01	379
Year Ended March 31, 2006	7.39	0.53	(0.03)	0.50	(0.53)	—	(0.38)	(0.91)	6.98	7.20	403	1.03	7.36	1.13	208
R Shares(4)
Period Ended September 30, 2010∧	6.78	0.23	0.07	0.30	(0.23)	—	—	(0.23)	6.85	4.58	15,738	1.30	6.92	1.30	159
Year Ended March 31, 2010	4.67	0.51	2.10	2.61	(0.50)	—	—	(0.50)	6.78	57.86	16,176	1.35	8.68	1.38	466
Year Ended March 31, 2009	6.40	0.49	(1.74)	(1.25)	(0.48)	—	—	(0.48)	4.67	(20.20)	12,249	1.70	8.54	1.76	368
Year Ended March 31, 2008	7.36	0.50	(0.82)	(0.32)	(0.51)	—	(0.13)	(0.64)	6.40	(4.63)	20,546	1.71	7.24	1.72	403
Year Ended March 31, 2007	6.97	0.51	0.39	0.90	(0.51)	—	—	(0.51)	7.36	13.45	28,862	1.70	7.11	1.71	379
Year Ended March 31, 2006	7.38	0.49	(0.03)	0.46	(0.49)	—	(0.38)	(0.87)	6.97	6.57	36,062	1.62	6.78	1.83	208

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of	Ratio of
				Net									Ratio of	Net	Expenses to
				Realized									Net	Investment	Average Net
				and				Distributions		Net			Expenses	Income	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Intermediate Bond Fund
I Shares
Period Ended September 30, 2010∧	$10.53	$0.14		$0.40	$0.54	$(0.14)	$—	$—	$(0.14)	$10.93	5.16%	$1,620,782	0.34%	2.79%	0.34%	55%
Year Ended March 31, 2010	10.27	0.34	(a)	0.27	0.61	(0.30)	—	(0.05)	(0.35)	10.53	6.08	1,559,191	0.31	3.24	0.31	122
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	—	(0.23)	(0.69)	10.27	6.83	1,071,496	0.29	4.24	0.29	217
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	—	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	—	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
A Shares
Period Ended September 30, 2010∧	10.53	0.13		0.40	0.53	(0.13)	—	—	(0.13)	10.93	5.03	14,040	0.59	2.54	0.59	55
Year Ended March 31, 2010	10.27	0.31	(a)	0.28	0.59	(0.28)	—	(0.05)	(0.33)	10.53	5.83	11,916	0.55	2.96	0.55	122
Year Ended March 31, 2009	10.29	0.41		0.23	0.64	(0.43)	—	(0.23)	(0.66)	10.27	6.54	2,624	0.54	3.89	0.54	217
Year Ended March 31, 2008	9.95	0.47		0.34	0.81	(0.46)	—	(0.01)	(0.47)	10.29	8.39	736	0.55	4.60	0.55	254
Year Ended March 31, 2007	9.85	0.44	(a)	0.10	0.54	(0.44)	—	—	(0.44)	9.95	5.62	105	0.58	4.72	0.58	225
Year Ended March 31, 2006	10.08	0.39		(0.25)	0.14	(0.36)	—	(0.01)	(0.37)	9.85	1.39	4	0.56	3.83	0.57	154
R Shares(5)
Period Ended September 30, 2010∧	10.53	0.10		0.40	0.50	(0.10)	—	—	(0.10)	10.93	4.80	1,054	1.04	2.10	1.04	55
Year Ended March 31, 2010	10.27	0.27	(a)	0.28	0.55	(0.24)	—	(0.05)	(0.29)	10.53	5.47	1,068	0.91	2.56	0.91	122
Year Ended March 31, 2009	10.29	0.36		0.22	0.58	(0.37)	—	(0.23)	(0.60)	10.27	5.84	543	1.02	3.33	1.02	217
Period from January 18, 2008 through March 31, 2008*	10.32	0.07		(0.03)	0.04	(0.07)	—	—	(0.07)	10.29	0.40	9	1.28	3.62	1.28	254
Period from April 1, 2007 through October 15, 2007*	9.95	0.21		0.01	0.22	(0.21)	—	—	(0.21)	9.96	2.21	1	1.43	3.86	1.43	254
Year Ended March 31, 2007	9.85	0.36	(a)	0.12	0.48	(0.38)	—	—	(0.38)	9.95	4.92	1	1.31	3.61	1.31	225
Year Ended March 31, 2006	10.08	0.28		(0.21)	0.07	(0.29)	—	(0.01)	(0.30)	9.85	0.74	68	1.24	2.86	1.25	154
Investment Grade Bond Fund
I Shares
Period Ended September 30, 2010∧	11.42	0.19		0.54	0.73	(0.18)	—	—	(0.18)	11.97	6.38	373,728	0.60	3.15	0.60	56
Year Ended March 31, 2010	10.93	0.43		0.46	0.89	(0.39)	—	(0.01)	(0.40)	11.42	8.26	372,232	0.57	3.89	0.57	99
Year Ended March 31, 2009	10.74	0.46		0.24	0.70	(0.51)	—	—	(0.51)	10.93	6.78	389,205	0.56	4.38	0.56	208
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
Year Ended March 31, 2007	10.40	0.49		0.10	0.59	(0.50)	—	—	(0.50)	10.49	5.79	394,196	0.55	4.70	0.55	240
Year Ended March 31, 2006	10.51	0.42		(0.11)	0.31	(0.42)	—	—	(0.42)	10.40	2.94	480,024	0.65	3.91	0.65	171
A Shares
Period Ended September 30, 2010∧	11.42	0.17		0.54	0.71	(0.16)	—	—	(0.16)	11.97	6.24	28,080	0.87	2.88	0.87	56
Year Ended March 31, 2010	10.93	0.41		0.45	0.86	(0.36)	—	(0.01)	(0.37)	11.42	7.91	26,790	0.89	3.59	0.89	99
Year Ended March 31, 2009	10.74	0.43		0.24	0.67	(0.48)	—	—	(0.48)	10.93	6.46	25,996	0.86	4.10	0.86	208
Year Ended March 31, 2008	10.49	0.47		0.26	0.73	(0.48)	—	—	(0.48)	10.74	7.15	14,495	0.86	4.54	0.86	227
Year Ended March 31, 2007	10.40	0.46		0.10	0.56	(0.47)	—	—	(0.47)	10.49	5.48	16,526	0.85	4.40	0.85	240
Year Ended March 31, 2006	10.50	0.38		(0.10)	0.28	(0.38)	—	—	(0.38)	10.40	2.69	20,210	1.00	3.57	1.00	171
R Shares(4)
Period Ended September 30, 2010∧	11.42	0.15		0.54	0.69	(0.14)	—	—	(0.14)	11.97	6.08	7,781	1.17	2.62	1.17	56
Year Ended March 31, 2010	10.93	0.37		0.45	0.82	(0.32)	—	(0.01)	(0.33)	11.42	7.54	9,616	1.23	3.23	1.23	99
Year Ended March 31, 2009	10.75	0.37		0.22	0.59	(0.41)	—	—	(0.41)	10.93	5.62	11,268	1.55	3.37	1.55	208
Year Ended March 31, 2008	10.50	0.40		0.26	0.66	(0.41)	—	—	(0.41)	10.75	6.40	7,709	1.56	3.83	1.56	227
Year Ended March 31, 2007	10.40	0.38		0.11	0.49	(0.39)	—	—	(0.39)	10.50	4.84	9,024	1.55	3.69	1.55	240
Year Ended March 31, 2006	10.51	0.31		(0.11)	0.20	(0.31)	—	—	(0.31)	10.40	1.94	13,580	1.63	2.93	1.66	171

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of	Ratio of
				Net									Ratio of	Net	Expenses to
				Realized									Net	Investment	Average Net
				and				Distributions		Net			Expenses	Income	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Investment Grade Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2010∧	$11.99	$0.17		$0.50	$0.67	$(0.17)	$—	$—	$(0.17)	$12.49	5.63%	$1,195,626	0.57%	2.79%	0.57%	73%
Year Ended March 31, 2010	11.60	0.37		0.56	0.93	(0.37)	—	(0.17)	(0.54)	11.99	8.15	1,037,972	0.55	3.08	0.56	169
Year Ended March 31, 2009	11.59	0.38		0.08	0.46	(0.38)	—	(0.07)	(0.45)	11.60	4.12	817,297	0.54	3.30	0.55	221
Year Ended March 31, 2008	11.47	0.38		0.15	0.53	(0.38)	—	(0.03)	(0.41)	11.59	4.73	546,323	0.57	3.32	0.57	189
Year Ended March 31, 2007	11.38	0.38		0.12	0.50	(0.37)	—	(0.04)	(0.41)	11.47	4.51	410,473	0.55	3.28	0.55	214
Year Ended March 31, 2006	11.45	0.33		0.01	0.34	(0.33)	—	(0.08)	(0.41)	11.38	2.92	300,986	0.64	2.84	0.64	237
A Shares
Period Ended September 30, 2010∧	12.00	0.15		0.51	0.66	(0.15)	—	—	(0.15)	12.51	5.56	28,287	0.86	2.50	0.86	73
Year Ended March 31, 2010	11.61	0.34		0.56	0.90	(0.34)	—	(0.17)	(0.51)	12.00	7.82	24,344	0.84	2.74	0.85	169
Year Ended March 31, 2009	11.60	0.34		0.08	0.42	(0.34)	—	(0.07)	(0.41)	11.61	3.81	13,819	0.84	2.97	0.84	221
Year Ended March 31, 2008	11.48	0.35		0.15	0.50	(0.35)	—	(0.03)	(0.38)	11.60	4.41	10,869	0.87	3.02	0.87	189
Year Ended March 31, 2007	11.39	0.34		0.13	0.47	(0.34)	—	(0.04)	(0.38)	11.48	4.20	11,723	0.85	2.97	0.85	214
Year Ended March 31, 2006	11.46	0.29		0.01	0.30	(0.29)	—	(0.08)	(0.37)	11.39	2.57	16,182	0.99	2.49	0.99	237
Limited Duration Fund
I Shares
Period Ended September 30, 2010∧	9.71	0.06		0.01	0.07	(0.05)	—	—	(0.05)	9.73	0.73	22,091	0.23	1.24	0.23	56
Year Ended March 31, 2010	9.52	0.08		0.18	0.26	(0.07)	—	—	(0.07)	9.71	2.69	22,482	0.23	0.82	0.23	124
Year Ended March 31, 2009	9.87	0.23		(0.37)	(0.14)	(0.21)	—	—	(0.21)	9.52	(1.38)	30,826	0.19	2.43	0.19	44
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	—	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Year Ended March 31, 2006	9.98	0.35		0.02	0.37	(0.36)	—	—	(0.36)	9.99	3.73	58,887	0.15	3.39	0.15	94
Limited-Term Federal Mortgage Securities Fund
I Shares
Period Ended September 30, 2010∧	10.38	0.08		0.30	0.38	(0.11)	—	—	(0.11)	10.65	3.69	16,381	0.64	1.71	0.80	282
Year Ended March 31, 2010	10.19	0.31		0.23	0.54	(0.35)	—	—	(0.35)	10.38	5.41	20,998	0.62	3.25	0.66	435
Year Ended March 31, 2009	9.93	0.43		0.29	0.72	(0.46)	—	—	(0.46)	10.19	7.48	39,135	0.60	4.34	0.60	337
Year Ended March 31, 2008	9.94	0.46	(a)	0.03	0.49	(0.50)	—	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154
Year Ended March 31, 2007	9.88	0.43	(a)	0.09	0.52	(0.46)	—	—	(0.46)	9.94	5.33	422,749	0.55	4.32	0.55	90
Year Ended March 31, 2006	10.09	0.35		(0.15)	0.20	(0.41)	—	—	(0.41)	9.88	2.04	369,991	0.61	3.41	0.63	81
A Shares
Period Ended September 30, 2010∧	10.36	0.07		0.30	0.37	(0.10)	—	—	(0.10)	10.63	3.59	2,758	0.84	1.49	1.00	282
Year Ended March 31, 2010	10.17	0.30		0.22	0.52	(0.33)	—	—	(0.33)	10.36	5.21	2,598	0.82	2.91	0.88	435
Year Ended March 31, 2009	9.91	0.41		0.29	0.70	(0.44)	—	—	(0.44)	10.17	7.29	2,143	0.81	4.14	0.81	337
Year Ended March 31, 2008	9.92	0.44	(a)	0.03	0.47	(0.48)	—	—	(0.48)	9.91	4.88	2,670	0.78	4.46	0.78	154
Year Ended March 31, 2007	9.87	0.41	(a)	0.08	0.49	(0.44)	—	—	(0.44)	9.92	5.03	3,540	0.75	4.12	0.75	90
Year Ended March 31, 2006	10.07	0.30		(0.11)	0.19	(0.39)	—	—	(0.39)	9.87	1.93	4,398	0.83	3.21	0.85	81
C Shares
Period Ended September 30, 2010∧	10.38	0.07		0.26	0.33	(0.06)	—	—	(0.06)	10.65	3.17	8,190	1.64	0.69	1.80	282
Year Ended March 31, 2010	10.19	0.22		0.22	0.44	(0.25)	—	—	(0.25)	10.38	4.36	8,265	1.62	2.15	1.67	435
Year Ended March 31, 2009	9.93	0.33		0.29	0.62	(0.36)	—	—	(0.36)	10.19	6.42	8,556	1.60	3.33	1.60	337
Year Ended March 31, 2008	9.94	0.36	(a)	0.03	0.39	(0.40)	—	—	(0.40)	9.93	4.04	10,798	1.58	3.65	1.59	154
Year Ended March 31, 2007	9.89	0.33	(a)	0.08	0.41	(0.36)	—	—	(0.36)	9.94	4.18	14,530	1.55	3.30	1.55	90
Year Ended March 31, 2006	10.10	0.23		(0.12)	0.11	(0.32)	—	—	(0.32)	9.89	1.14	20,112	1.50	2.54	1.65	81

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of	Ratio of
				Net									Ratio of	Net	Expenses to
				Realized									Net	Investment	Average Net
				and				Distributions		Net			Expenses	Income	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Maryland Municipal Bond Fund(6)
I Shares
Period Ended September 30, 2010∧	$10.48	$0.18		$0.37	$0.55	$(0.18)	$—	$—	$(0.18)	$10.85	5.26%	$25,313	0.67%	3.33%	0.67%	17%
Year Ended March 31, 2010	10.04	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.48	8.18	24,332	0.65	3.58	0.65	35
Year Ended March 31, 2009	10.04	0.37		—	0.37	(0.37)	—	—	(0.37)	10.04	3.79	26,064	0.63	3.71	0.63	26
Year Ended March 31, 2008	10.21	0.37		(0.16)	0.21	(0.37)	—	(0.01)	(0.38)	10.04	2.07	38,138	0.62	3.66	0.62	23
Year Ended March 31, 2007	10.14	0.38	(a)	0.11	0.49	(0.38)	—	(0.04)	(0.42)	10.21	4.93	29,513	0.63	3.75	0.63	57
Year Ended March 31, 2006	10.27	0.38		(0.04)	0.34	(0.38)	—	(0.09)	(0.47)	10.14	3.34	32,699	0.66	3.68	0.68	55
A Shares
Period Ended September 30, 2010∧	10.48	0.16		0.38	0.54	(0.17)	—	—	(0.17)	10.85	5.19	4,911	0.82	3.19	0.82	17
Period Ended March 31, 2010#	10.29	0.24		0.19	0.43	(0.24)	—	—	(0.24)	10.48	4.18	5,200	0.81	3.38	0.81	35
Period Ended March 31, 2009##	10.05	0.27		(0.25)	0.02	(0.27)	—	—	(0.27)	9.80	0.22	—	0.78	3.58	0.78	26
Year Ended March 31, 2008	10.22	0.36		(0.16)	0.20	(0.36)	—	(0.01)	(0.37)	10.05	1.91	45	0.79	3.65	0.79	23
Year Ended March 31, 2007	10.15	0.38	(a)	0.10	0.48	(0.37)	—	(0.04)	(0.41)	10.22	4.77	45	0.78	3.69	0.78	57
Period Ended March 31, 2006	10.32	0.30		(0.07)	0.23	(0.31)	—	(0.09)	(0.40)	10.15	2.25	502	0.77	3.54	0.78	55
North Carolina Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2010∧	10.07	0.19		0.30	0.49	(0.19)	—	—	(0.19)	10.37	4.86	58,881	0.63	3.62	0.63	13
Year Ended March 31, 2010	9.63	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.07	8.53	51,866	0.62	3.72	0.62	65
Year Ended March 31, 2009	9.71	0.35		(0.08)	0.27	(0.35)	—	—	(0.35)	9.63	2.88	43,660	0.61	3.66	0.61	74
Year Ended March 31, 2008	10.05	0.37		(0.34)	0.03	(0.37)	—	—	(0.37)	9.71	0.26	43,046	0.61	3.69	0.61	76
Year Ended March 31, 2007	9.90	0.35	(a)	0.15	0.50	(0.35)	—	—	(0.35)	10.05	5.17	44,130	0.59	3.54	0.59	84
Year Ended March 31, 2006	9.87	0.31		0.03	0.34	(0.31)	—	—	(0.31)	9.90	3.51	41,276	0.68	3.14	0.70	85
A Shares
Period Ended September 30, 2010∧	10.04	0.18		0.30	0.48	(0.18)	—	—	(0.18)	10.34	4.79	792	0.78	3.48	0.78	13
Year Ended March 31, 2010	9.61	0.36		0.43	0.79	(0.36)	—	—	(0.36)	10.04	8.28	762	0.77	3.57	0.77	65
Year Ended March 31, 2009	9.68	0.33		(0.06)	0.27	(0.34)	—	—	(0.34)	9.61	2.84	559	0.76	3.53	0.76	74
Year Ended March 31, 2008	10.03	0.34		(0.34)	—	(0.35)	—	—	(0.35)	9.68	0.01	760	0.77	3.57	0.77	76
Year Ended March 31, 2007	9.88	0.34	(a)	0.15	0.49	(0.34)	—	—	(0.34)	10.03	5.02	896	0.75	3.46	0.75	84
Year Ended March 31, 2006	9.87	0.37		0.01	0.38	(0.37)	—	—	(0.37)	9.88	3.85	110	0.66	2.47	0.67	85

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of	Ratio of
			Net									Ratio of	Net	Expenses to
			Realized									Net	Investment	Average Net
			and				Distributions		Net			Expenses	Income	Assets
	Net Asset	Net	Unrealized		Dividends	Distributions	from	Total	Asset			to	to	(Excluding
	Value,	Investment	Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Seix Floating Rate High Income Fund(6)
I Shares
Period Ended September 30, 2010∧	$8.80	$0.30	$(0.04)	$0.26	$(0.26)	$—	$—	$(0.26)	$8.80	3.06%	$1,372,163	0.51%	6.90%	0.51%	49%
Year Ended March 31, 2010	7.37	0.53	1.40	1.93	(0.50)	—	—	(0.50)	8.80	26.68	1,173,308	0.50	7.08	0.50	117
Year Ended March 31, 2009	8.90	0.52	(1.53)	(1.01)	(0.52)	—	—	(0.52)	7.37	(11.67)	557,347	0.49	6.31	0.49	226
Year Ended March 31, 2008	9.98	0.70	(1.06)	(0.36)	(0.70)	—	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Year Ended March 31, 2007	9.96	0.69	0.03	0.72	(0.70)	—	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04	(0.04)	—	(0.04)	—	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9
A Shares
Period Ended September 30, 2010∧	8.80	0.29	(0.04)	0.25	(0.25)	—	—	(0.25)	8.80	2.89	26,900	0.84	6.55	0.84	49
Year Ended March 31, 2010	7.38	0.50	1.39	1.89	(0.47)	—	—	(0.47)	8.80	26.11	22,298	0.81	6.81	0.81	117
Year Ended March 31, 2009	8.90	0.50	(1.52)	(1.02)	(0.50)	—	—	(0.50)	7.38	(11.82)	5,513	0.79	6.08	0.79	226
Year Ended March 31, 2008	9.99	0.67	(1.07)	(0.40)	(0.67)	—	(0.02)	(0.69)	8.90	(4.25)	6,591	0.82	7.01	0.82	134
Period Ended March 31, 2007	9.94	0.60	0.06	0.66	(0.61)	—	—	(0.61)	9.99	6.87	10,310	0.79	6.83	0.79	148
C Shares
Period Ended September 30, 2010∧	8.81	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	8.80	2.43	10,470	1.50	5.90	1.50	49
Year Ended March 31, 2010	7.37	0.45	1.41	1.86	(0.42)	—	—	(0.42)	8.81	25.59	7,402	1.49	6.35	1.49	117
Year Ended March 31, 2009	8.90	0.44	(1.53)	(1.09)	(0.44)	—	—	(0.44)	7.37	(12.55)	543	1.49	5.27	1.49	226
Period Ended March 31, 2008	9.52	0.40	(0.61)	(0.21)	(0.39)	—	(0.02)	(0.41)	8.90	(2.31)	216	1.49	6.43	1.49	134
Seix Global Strategy Fund(6)
I Shares
Period Ended September 30, 2010∧	10.28	(0.05)	(0.48)	(0.53)	(0.05)	—	—	(0.05)	9.70	(5.11)	35,267	0.83	(0.72)	0.83	—
Year Ended March 31, 2010	10.44	(0.07)	0.20	0.13	—	—	(0.29)	(0.29)	10.28	1.38	9,589	0.83	(0.70)	1.01	—
Period Ended March 31, 2009	10.00	0.05	0.52	0.57	(0.07)	—	(0.06)	(0.13)	10.44	5.68	10,427	0.69	0.82	1.44	741
Seix High Yield Fund
I Shares
Period Ended September 30, 2010∧	9.46	0.39	0.23	0.62	(0.39)	—	—	(0.39)	9.69	6.77	1,689,732	0.51	8.32	0.51	46
Year Ended March 31, 2010	7.75	0.77	1.70	2.47	(0.76)	—	—	(0.76)	9.46	32.91	1,723,678	0.48	8.54	0.49	116
Year Ended March 31, 2009	9.77	0.78	(2.03)	(1.25)	(0.77)	—	—	(0.77)	7.75	(13.15)	786,029	0.50	8.99	0.51	114
Year Ended March 31, 2008	10.84	0.80	(1.06)	(0.26)	(0.81)	—	—	(0.81)	9.77	(2.50)	663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74	0.15	0.89	(0.74)	—	—	(0.74)	10.84	8.68	1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68	(0.10)	0.58	(0.68)	—	(0.15)	(0.83)	10.69	5.37	1,217,679	0.49	6.20	0.50	95
A Shares
Period Ended September 30, 2010∧	9.25	0.38	0.22	0.60	(0.38)	—	—	(0.38)	9.47	6.69	20,579	0.78	8.31	0.78	46
Year Ended March 31, 2010	7.58	0.74	1.67	2.41	(0.74)	—	—	(0.74)	9.25	32.81	28,378	0.75	8.51	0.75	116
Year Ended March 31, 2009	9.55	0.75	(1.97)	(1.22)	(0.75)	—	—	(0.75)	7.58	(13.14)	18,530	0.76	8.84	0.77	114
Year Ended March 31, 2008	10.60	0.77	(1.04)	(0.27)	(0.78)	—	—	(0.78)	9.55	(2.65)	21,640	0.75	7.68	0.75	117
Year Ended March 31, 2007	10.45	0.72	0.15	0.87	(0.72)	—	—	(0.72)	10.60	8.61	29,517	0.74	6.82	0.74	130
Year Ended March 31, 2006	10.70	0.65	(0.10)	0.55	(0.65)	—	(0.15)	(0.80)	10.45	5.22	36,291	0.73	5.94	0.73	95
R Shares(4)
Period Ended September 30, 2010∧	9.45	0.37	0.23	0.60	(0.37)	—	—	(0.37)	9.68	6.47	5,700	1.09	7.77	1.09	46
Year Ended March 31, 2010	7.75	0.71	1.69	2.40	(0.70)	—	—	(0.70)	9.45	31.92	6,347	1.14	7.92	1.14	116
Year Ended March 31, 2009	9.77	0.70	(2.03)	(1.33)	(0.69)	—	—	(0.69)	7.75	(14.01)	5,060	1.50	7.90	1.50	114
Year Ended March 31, 2008	10.83	0.70	(1.05)	(0.35)	(0.71)	—	—	(0.71)	9.77	(3.40)	4,012	1.50	6.75	1.50	117
Year Ended March 31, 2007	10.68	0.63	0.15	0.78	(0.63)	—	—	(0.63)	10.83	7.62	4,970	1.48	5.92	1.48	130
Year Ended March 31, 2006	10.93	0.58	(0.10)	0.48	(0.58)	—	(0.15)	(0.73)	10.68	4.45	5,814	1.39	5.25	1.48	95

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of	Ratio of
			Net										Ratio of	Net	Expenses to
			Realized										Net	Investment	Average Net
			and				Distributions		Net				Expenses	Income	Assets
	Net Asset	Net	Unrealized		Dividends	Distributions	from	Total	Asset				to	to	(Excluding
	Value,	Investment	Gains		from Net	from Tax	Realized	Dividends	Value,			Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total		End of	Net	Net	and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Short-Term Bond Fund
I Shares
Period Ended September 30, 2010∧	$9.94	$0.12	$0.11	$0.23	$(0.12)	$—	$—	$(0.12)	$10.05	2.29%		$510,550	0.47%	2.32%	0.47%	56%
Year Ended March 31, 2010	9.40	0.30	0.53	0.83	(0.29)	—	—	(0.29)	9.94	8.91	(b)	489,413	0.46	3.00	0.46	122
Year Ended March 31, 2009	9.87	0.40	(0.47)	(0.07)	(0.40)	—	—	(0.40)	9.40	(0.70	)(b)	326,801	0.46	4.20	0.46	122
Year Ended March 31, 2008	9.78	0.45	0.09	0.54	(0.45)	—	—	(0.45)	9.87	5.63		390,659	0.45	4.58	0.46	152
Year Ended March 31, 2007	9.71	0.43 (a)	0.07	0.50	(0.43)	—	—	(0.43)	9.78	5.23		426,757	0.46	4.38	0.46	104
Year Ended March 31, 2006	9.73	0.32	(0.01)	0.31	(0.33)	—	—	(0.33)	9.71	3.24		281,282	0.55	3.32	0.57	94
A Shares
Period Ended September 30, 2010∧	9.96	0.11	0.12	0.23	(0.11)	—	—	(0.11)	10.08	2.30		3,073	0.65	2.14	0.65	56
Year Ended March 31, 2010	9.42	0.28	0.53	0.81	(0.27)	—	—	(0.27)	9.96	8.65	(b)	3,389	0.68	2.78	0.68	122
Year Ended March 31, 2009	9.89	0.38	(0.47)	(0.09)	(0.38)	—	—	(0.38)	9.42	(0.90	)(b)	2,715	0.66	4.00	0.66	122
Year Ended March 31, 2008	9.81	0.43	0.08	0.51	(0.43)	—	—	(0.43)	9.89	5.30		3,767	0.65	4.38	0.66	152
Year Ended March 31, 2007	9.73	0.41 (a)	0.08	0.49	(0.41)	—	—	(0.41)	9.81	5.11		3,742	0.66	4.15	0.66	104
Year Ended March 31, 2006	9.75	0.30	(0.01)	0.29	(0.31)	—	—	(0.31)	9.73	3.01		5,062	0.77	3.09	0.79	94
C Shares
Period Ended September 30, 2010∧	9.96	0.07	0.12	0.19	(0.07)	—	—	(0.07)	10.08	1.88		2,769	1.47	1.32	1.47	56
Year Ended March 31, 2010	9.42	0.20	0.53	0.73	(0.19)	—	—	(0.19)	9.96	7.81	(b)	2,754	1.46	2.03	1.46	122
Year Ended March 31, 2009	9.89	0.30	(0.47)	(0.17)	(0.30)	—	—	(0.30)	9.42	(1.69	)(b)	2,948	1.45	3.20	1.46	122
Year Ended March 31, 2008	9.81	0.35	0.08	0.43	(0.35)	—	—	(0.35)	9.89	4.46		3,477	1.46	3.58	1.46	152
Year Ended March 31, 2007	9.73	0.33 (a)	0.08	0.41	(0.33)	—	—	(0.33)	9.81	4.29		4,501	1.46	3.33	1.46	104
Year Ended March 31, 2006	9.75	0.24	(0.01)	0.23	(0.25)	—	—	(0.25)	9.73	2.34		9,559	1.42	2.44	1.59	94
Short-Term U.S. Treasury Securities Fund
I Shares
Period Ended September 30, 2010∧	10.27	0.07	0.10	0.17	(0.07)	—	—	(0.07)	10.37	1.66		27,917	0.51	1.36	0.61	26
Year Ended March 31, 2010	10.33	0.14	(0.03)	0.11	(0.14)	—	(0.03)	(0.17)	10.27	1.03		33,504	0.49	1.29	0.54	147
Year Ended March 31, 2009	10.26	0.28	0.07	0.35	(0.28)	—	—	(0.28)	10.33	3.50		61,692	0.48	2.74	0.48	144
Year Ended March 31, 2008	9.86	0.42	0.40	0.82	(0.42)	—	—	(0.42)	10.26	8.56		62,416	0.48	4.24	0.49	66
Year Ended March 31, 2007	9.80	0.39	0.06	0.45	(0.39)	—	—	(0.39)	9.86	4.64		55,459	0.48	3.93	0.48	87
Year Ended March 31, 2006	9.91	0.28	(0.11)	0.17	(0.28)	—	—	(0.28)	9.80	1.70		54,991	0.58	2.79	0.63	151
A Shares
Period Ended September 30, 2010∧	10.26	0.06	0.10	0.16	(0.06)	—	—	(0.06)	10.36	1.57		5,635	0.69	1.18	0.79	26
Year Ended March 31, 2010	10.32	0.12	(0.03)	0.09	(0.12)	—	(0.03)	(0.15)	10.26	0.85		5,839	0.67	1.20	0.71	147
Year Ended March 31, 2009	10.25	0.26	0.07	0.33	(0.26)	—	—	(0.26)	10.32	3.31		16,854	0.65	2.30	0.66	144
Year Ended March 31, 2008	9.85	0.41	0.40	0.81	(0.41)	—	—	(0.41)	10.25	8.37		3,800	0.66	4.07	0.67	66
Year Ended March 31, 2007	9.79	0.37	0.06	0.43	(0.37)	—	—	(0.37)	9.85	4.46		3,974	0.66	3.75	0.66	87
Year Ended March 31, 2006	9.90	0.26	(0.11)	0.15	(0.26)	—	—	(0.26)	9.79	1.52		4,336	0.76	2.60	0.82	151
C Shares
Period Ended September 30, 2010∧	10.25	0.02	0.10	0.12	(0.02)	—	—	(0.02)	10.35	1.16		7,164	1.51	0.35	1.61	26
Year Ended March 31, 2010	10.31	0.03	(0.03)	—	(0.03)	—	(0.03)	(0.06)	10.25	0.04		6,426	1.49	0.33	1.55	147
Year Ended March 31, 2009	10.25	0.18	0.06	0.24	(0.18)	—	—	(0.18)	10.31	2.38		7,113	1.48	1.79	1.48	144
Year Ended March 31, 2008	9.84	0.32	0.41	0.73	(0.32)	—	—	(0.32)	10.25	7.60		8,839	1.48	3.27	1.50	66
Year Ended March 31, 2007	9.78	0.29	0.06	0.35	(0.29)	—	—	(0.29)	9.84	3.62		11,378	1.48	2.90	1.48	87
Year Ended March 31, 2006	9.89	0.20	(0.11)	0.09	(0.20)	—	—	(0.20)	9.78	0.88		19,958	1.39	1.99	1.65	151

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of	Ratio of
			Net									Ratio of	Net	Expenses to
			Realized									Net	Investment	Average Net
			and				Distributions		Net			Expenses	Income	Assets
	Net Asset	Net	Unrealized		Dividends	Distributions	from	Total	Asset			to	to	(Excluding
	Value,	Investment	Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Total Return Bond Fund
I Shares
Period Ended September 30, 2010∧	$10.60	$0.17	$0.44	$0.61	$(0.16)	$—	$—	$(0.16)	$11.05	5.77%	$775,163	0.33%	3.04%	0.33%	128%
Year Ended March 31, 2010	10.26	0.40	0.43	0.83	(0.36)	—	(0.13)	(0.49)	10.60	8.17	724,588	0.31	3.72	0.31	326
Year Ended March 31, 2009	10.10	0.49	0.18	0.67	(0.51)	—	—	(0.51)	10.26	6.89	602,267	0.30	4.85	0.30	199
Year Ended March 31, 2008	9.96	0.51	0.14	0.65	(0.51)	—	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48	0.11	0.59	(0.49)	—	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41	(0.24)	0.17	(0.42)	—	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236
A Shares
Period Ended September 30, 2010∧	10.92	0.15	0.47	0.62	(0.15)	—	—	(0.15)	11.39	5.66	14,032	0.56	2.72	0.56	128
Year Ended March 31, 2010	10.57	0.38	0.43	0.81	(0.33)	—	(0.13)	(0.46)	10.92	7.75	8,540	0.55	3.14	0.55	326
Year Ended March 31, 2009	10.40	0.46	0.19	0.65	(0.48)	—	—	(0.48)	10.57	6.51	510	0.54	4.51	0.54	199
Year Ended March 31, 2008	10.26	0.49	0.14	0.63	(0.49)	—	—	(0.49)	10.40	6.28	269	0.54	4.76	0.54	248
Year Ended March 31, 2007	10.15	0.46	0.12	0.58	(0.47)	—	—	(0.47)	10.26	5.82	324	0.54	4.57	0.54	310
Year Ended March 31, 2006	10.41	0.38	(0.24)	0.14	(0.39)	—	(0.01)	(0.40)	10.15	1.38	493	0.56	3.67	0.56	236
R Shares(5)
Period Ended September 30, 2010∧	10.60	0.14	0.45	0.59	(0.13)	—	—	(0.13)	11.06	5.57	1,797	0.88	2.48	0.88	128
Year Ended March 31, 2010	10.26	0.35	0.42	0.77	(0.30)	—	(0.13)	(0.43)	10.60	7.61	710	0.82	3.11	0.82	326
Year Ended March 31, 2009	10.10	0.39	0.19	0.58	(0.42)	—	—	(0.42)	10.26	5.90	325	1.10	4.01	1.10	199
Year Ended March 31, 2008	9.96	0.41	0.14	0.55	(0.41)	—	—	(0.41)	10.10	5.68	40	1.30	4.13	1.30	248
Year Ended March 31, 2007	9.86	0.38	0.11	0.49	(0.39)	—	—	(0.39)	9.96	5.10	29	1.30	3.96	1.30	310
Year Ended March 31, 2006	10.12	0.32	(0.24)	0.08	(0.33)	—	(0.01)	(0.34)	9.86	0.76	28	1.24	3.10	1.27	236
Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2010∧	9.91	0.07	0.05	0.12	(0.08)	—	—	(0.08)	9.95	1.21	104,090	0.34	1.33	0.34	70
Year Ended March 31, 2010	9.52	0.25	0.39	0.64	(0.25)	—	—	(0.25)	9.91	6.82	92,528	0.34	2.51	0.37	130
Year Ended March 31, 2009	9.91	0.39	(0.40)	(0.01)	(0.38)	—	—	(0.38)	9.52	(0.13)	55,088	0.31	3.95	0.36	88
Year Ended March 31, 2008	10.00	0.47	(0.09)	0.38	(0.47)	—	—	(0.47)	9.91	3.89	87,892	0.30	4.72	0.33	126
Year Ended March 31, 2007	9.96	0.48	0.05	0.53	(0.49)	—	—	(0.49)	10.00	5.44	85,646	0.28	4.58	0.28	96
Year Ended March 31, 2006	10.00	0.36	(0.04)	0.32	(0.36)	—	—	(0.36)	9.96	3.23	245,257	0.30	3.61	0.37	114
U.S. Government Securities Fund
I Shares
Period Ended September 30, 2010∧	8.76	0.10	0.60	0.70	(0.10)	—	—	(0.10)	9.36	7.97	66,040	0.61	2.09	0.61	45
Year Ended March 31, 2010	11.11	0.26	(0.37)	(0.11)	(0.27)	—	(1.97)	(2.24)	8.76	(1.07)	71,910	0.58	2.35	0.58	85
Year Ended March 31, 2009	10.59	0.33	0.56	0.89	(0.34)	—	(0.03)	(0.37)	11.11	8.49	341,727	0.55	3.09	0.56	130
Year Ended March 31, 2008	10.29	0.50	0.30	0.80	(0.50)	—	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134
Year Ended March 31, 2007	10.19	0.47	0.11	0.58	(0.48)	—	—	(0.48)	10.29	5.86	535,056	0.55	4.70	0.55	131
Year Ended March 31, 2006	10.42	0.37	(0.20)	0.17	(0.40)	—	—	(0.40)	10.19	1.66	316,475	0.65	3.63	0.65	118
A Shares
Period Ended September 30, 2010∧	8.76	0.08	0.60	0.68	(0.08)	—	—	(0.08)	9.36	7.80	2,806	0.92	1.78	0.92	45
Year Ended March 31, 2010	11.11	0.21	(0.35)	(0.14)	(0.24)	—	(1.97)	(2.21)	8.76	(1.38)	2,314	0.89	1.98	0.89	85
Year Ended March 31, 2009	10.59	0.29	0.56	0.85	(0.30)	—	(0.03)	(0.33)	11.11	8.17	2,954	0.85	2.78	0.86	130
Year Ended March 31, 2008	10.29	0.47	0.30	0.77	(0.47)	—	—	(0.47)	10.59	7.72	3,496	0.85	4.61	0.85	134
Year Ended March 31, 2007	10.19	0.44	0.11	0.55	(0.45)	—	—	(0.45)	10.29	5.54	2,849	0.85	4.40	0.85	131
Year Ended March 31, 2006	10.41	0.32	(0.17)	0.15	(0.37)	—	—	(0.37)	10.19	1.43	3,032	0.99	3.31	0.99	118
C Shares
Period Ended September 30, 2010∧	8.76	0.05	0.60	0.65	(0.05)	—	—	(0.05)	9.36	7.43	3,034	1.62	1.09	1.62	45
Year Ended March 31, 2010	11.11	0.14	(0.35)	(0.21)	(0.17)	—	(1.97)	(2.14)	8.76	(2.05)	3,038	1.58	1.28	1.58	85
Year Ended March 31, 2009	10.59	0.22	0.56	0.78	(0.23)	—	(0.03)	(0.26)	11.11	7.42	3,649	1.55	2.08	1.55	130
Year Ended March 31, 2008	10.29	0.40	0.30	0.70	(0.40)	—	—	(0.40)	10.59	6.97	4,222	1.55	3.90	1.55	134
Year Ended March 31, 2007	10.19	0.37	0.11	0.48	(0.38)	—	—	(0.38)	10.29	4.81	5,121	1.55	3.67	1.55	131
Year Ended March 31, 2006	10.41	0.27	(0.19)	0.08	(0.30)	—	—	(0.30)	10.19	0.76	7,909	1.66	2.60	1.68	118

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of	Ratio of
			Net									Ratio of	Net	Expenses to
			Realized									Net	Investment	Average Net
			and				Distributions		Net			Expenses	Income	Assets
	Net Asset	Net	Unrealized		Dividends	Distributions	from	Total	Asset			to	to	(Excluding
	Value,	Investment	Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Waivers	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
U.S. Government Securities Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2010∧	$10.07	$0.04	$0.06	$0.10	$(0.08)	$—	$—	$(0.08)	$10.09	1.03%	$1,580,808	0.33%	0.73%	0.33%	78%
Year Ended March 31, 2010	10.03	0.30	0.06	0.36	(0.32)	—	—	(0.32)	10.07	3.62	1,340,992	0.29	2.15	0.29	119
Year Ended March 31, 2009	10.03	0.41	0.01	0.42	(0.42)	—	—	(0.42)	10.03	4.29	90,675	0.28	4.00	0.32	92
Year Ended March 31, 2008	9.95	0.43	0.10	0.53	(0.45)	—	—	(0.45)	10.03	5.41	62,904	0.28	4.33	0.33	140
Year Ended March 31, 2007	9.85	0.42	0.11	0.53	(0.43)	—	—	(0.43)	9.95	5.50	34,411	0.29	4.23	0.33	141
Year Ended March 31, 2006	9.90	0.36	(0.06)	0.30	(0.35)	—	—	(0.35)	9.85	3.12	42,616	0.29	3.41	0.47	126
Virginia Intermediate Municipal Bond Fund
I Shares
Period Ended September 30, 2010∧	10.39	0.17	0.33	0.50	(0.17)	—	—	(0.17)	10.72	4.84	197,945	0.61	3.21	0.61	8
Year Ended March 31, 2010	10.22	0.37	0.19	0.56	(0.37)	—	(0.02)	(0.39)	10.39	5.58	191,537	0.61	3.56	0.61	33
Year Ended March 31, 2009	10.09	0.36	0.13	0.49	(0.36)	—	—	(0.36)	10.22	5.01	181,882	0.60	3.61	0.60	20
Year Ended March 31, 2008	10.11	0.37	(0.02)	0.35	(0.37)	—	—	(0.37)	10.09	3.51	204,507	0.60	3.65	0.60	28
Year Ended March 31, 2007	10.01	0.36	0.10	0.46	(0.36)	—	—	(0.36)	10.11	4.67	214,908	0.59	3.59	0.60	54
Year Ended March 31, 2006	10.11	0.34	(0.03)	0.31	(0.34)	—	(0.07)	(0.41)	10.01	3.05	169,743	0.65	3.33	0.66	54
A Shares
Period Ended September 30, 2010∧	10.39	0.16	0.33	0.49	(0.16)	—	—	(0.16)	10.72	4.76	14,991	0.76	3.06	0.76	8
Year Ended March 31, 2010	10.22	0.35	0.20	0.55	(0.36)	—	(0.02)	(0.38)	10.39	5.44	14,236	0.75	3.35	0.75	33
Year Ended March 31, 2009	10.09	0.35	0.13	0.48	(0.35)	—	—	(0.35)	10.22	4.85	7,619	0.75	3.46	0.75	20
Year Ended March 31, 2008	10.11	0.35	(0.02)	0.33	(0.35)	—	—	(0.35)	10.09	3.36	6,232	0.75	3.50	0.75	28
Year Ended March 31, 2007	10.01	0.35	0.10	0.45	(0.35)	—	—	(0.35)	10.11	4.52	5,395	0.74	3.43	0.75	54
Year Ended March 31, 2006	10.11	0.33	(0.03)	0.30	(0.33)	—	(0.07)	(0.40)	10.01	2.92	5,480	0.79	3.22	0.82	54

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	Effective at the close of business on July 31, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(5)	Effective at the close of business on February 12, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(6)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date

Maryland Municipal Bond Fund	A Shares	April 13, 2005
Seix Floating Rate High Income Fund	I Shares	March 6, 2006
Seix Floating Rate High Income Fund	A Shares	May 8, 2006
Seix Floating Rate High Income Fund	C Shares	August 3, 2007
Seix Global Strategy Fund	I Shares	September 8, 2008

(a)	Per share data was calculated using the average shares method.

(b)	The total return shown is based on the ending net asset value calculated in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and differs from the total return shown based on the net asset value calculated for shareholder transactions.

∧	Unaudited.

*	Amended from prior periods’ financial highlights. There were no shareholders in the class for the period from October 16, 2007 through January 17, 2008. The financial highlight information presented is for two separate periods of time when shareholders were invested in the class.

**	The Georgia Tax-Exempt Bond Fund’s net expense ratio and gross expense ratio includes interest expense of 0.09% incurred during the year ended March 31, 2009 with respect to investments in certain inverse floating rate securities.

#	Prior to August 1, 2009, there were no assets in Class A during the current period. Effective at the close of business July 31, 2009, Class A received assets from the conversion from Class C. The net asset value shown for the beginning of the period reflects the initial converted net asset value from Class C and the amounts shown thereafter reflect operations for Class A from August 1, 2009 through March 31, 2010.

##	Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period for Maryland Municipal Bond Fund. The net asset value, end of period, presented for Maryland Municipal Bond Fund A Shares was as of January 6, 2009, the last day the class had shareholders.

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 50 funds as of September 30, 2010. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Limited Duration Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund offer I Shares only. The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Global Strategy Fund, Virginia Intermediate Bond Fund offer I Shares and A Shares. The High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Seix High Yield Fund and Total Return Bond Fund offer I Shares, A Shares and R Shares. The remaining Funds offer I Shares, A Shares and C Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges, except with respect to the fees paid under the Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. The A Shares of the Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of the original purchase price or the next calculated price after the Funds receive a redemption request, the lesser of, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I or R Shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it will request that a Committee Meeting be called, and the securities may be valued using the Funds’ Pricing and Valuation Procedures.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2010 (amounts in thousands):

	LEVEL 1 - Quoted	LEVEL 2 - Other Significant	LEVEL 3 - Significant
	Prices($)	Observable Inputs($)	Unobservable Inputs($)	Total($)

Corporate Bond Fund
Corporate Bonds(1)	—	165,935	—	165,935
Money Market Fund	7,713	—	—	7,713

Total Investments	7,713	165,935	—	173,648

Georgia Tax-Exempt Bond Fund
Municipal Bonds(3)	—	235,057	—	235,057
Money Market Fund	2,194	—	—	2,194

Total Investments	2,194	235,057	—	237,251

High Grade Municipal Bond Fund
Municipal Bonds(3)	—	61,959	—	61,959
Money Market Fund	4,710	—	—	4,710

Total Investments	4,710	61,959	—	66,669

High Income Fund
Bank Loans(1)	—	7,165	—	7,165
Common Stocks(1)	5,144	—	—	5,144
Corporate Bonds(1)	—	187,375	—	187,375
Convertible Corporate Bonds(1)	—	2,234	—	2,234
Preferred Stock(1)	792	—	—	792
Units	—	404	—	404
Money Market Fund	20,756	—	—	20,756

Total Investments	26,692	197,178	—	223,870

Intermediate Bond Fund
Collateralized Mortgage Obligations	—	12,775	—	12,775
Bank Loans(1)	—	76,196	—	76,196
Corporate Bonds(1)	—	614,327	—	614,327
Convertible Corporate Bond(1)	—	121	—	121
U.S. Government Agency Mortgages	—	501	—	501
U.S. Treasury Obligations	—	929,166	—	929,166
Preferred Stock(1)	210	—	—	210
Units	—	55	—	55
Money Market Fund	85,167	—	—	85,167

Total Investments	85,377	1,633,141	—	1,718,518

Other Financial Instruments(2)
Credit Default Swap Agreements	—	(411)	—	(411)
Forward Foreign Currency Contracts	—	(11,853)	—	(11,853)

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

	LEVEL 1 - Quoted	LEVEL 2 - Other Significant	LEVEL 3 - Significant
	Prices($)	Observable Inputs($)	Unobservable Inputs($)	Total($)

Investment Grade Bond Fund
Collateralized Mortgage Obligations	—	2,702	—	2,702
Bank Loans	—	21,125	—	21,125
Corporate Bonds(1)	—	189,848	—	189,848
Convertible Corporate Bonds(1)	—	50	—	50
U.S. Government Agency Mortgages	—	157	—	157
U.S. Treasury Obligations	—	191,101	—	191,101
Preferred Stock(1)	58	—	—	58
Units	—	30	—	30
Money Market Fund	16,517	—	—	16,517

Total Investments	16,575	405,013	—	421,588

Other Financial Instruments(2)
Credit Default Swap Agreements	—	(124)	—	(124)
Forward Foreign Currency Contracts	—	(3,103)	—	(3,103)
Investment Grade Tax-Exempt Bond Fund
Municipal Bonds(3)	—	1,160,593	—	1,160,593
Money Market Fund	62,994	—	—	62,994

Total Investments	62,994	1,160,593	—	1,223,587

Limited Duration Fund
Asset-Backed Securities(1)	—	6,129	—	6,129
Collateralized Mortgage Obligation	—	14,553	—	14,553
Money Market Fund	1,419	—	—	1,419

Total Investments	1,419	20,682	—	22,101

Limited-Term Federal Mortgage Securities Fund
Asset-Backed Security(1)	—	73	—	73
Collateralized Mortgage Obligations	—	3,064	—	3,064
U.S. Government Agency Mortgages	—	23,224	—	23,224
U.S. Treasury Obligation	—	314	—	314
Money Market Fund	1,045	—	—	1,045

Total Investments	1,045	26,675	—	27,720

Maryland Municipal Bond Fund
Municipal Bonds(3)	—	29,659	—	29,659
Money Market Fund	571	—	—	571

Total Investments	571	29,659	—	30,230

North Carolina Tax-Exempt Bond Fund
Municipal Bonds(3)	—	56,888	—	56,888
Money Market Fund	2,192	—	—	2,192

Total Investments	2,192	56,888	—	59,080

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

	LEVEL 1 - Quoted	LEVEL 2 - Other Significant	LEVEL 3 - Significant
	Prices($)	Observable Inputs($)	Unobservable Inputs($)	Total($)

Seix Floating Rate High Income Fund
Bank Loans(1)	—	1,285,468	—	1,285,468
Corporate Bonds(1)	—	144,095	—	144,095
Convertible Corporate Bonds	—	503	—	503
Preferred Stock(1)	357	—	—	357
Money Market Fund	121,762	—	—	121,762

Total Investments	122,119	1,430,066	—	1,552,185

Other Financial Instruments(2)	—	—	—	—
Seix Global Strategy Fund
U.S. Treasury Obligations	—	30,298	—	30,298
Money Market Fund	8,969	—	—	8,969

Total Investments	8,969	30,298	—	39,267

Other Financial Instruments(2)
Credit Default Swap Agreements	—	(61)	—	(61)
Forward Foreign Currency Contracts	—	(2,797)	—	(2,797)
Seix High Yield Fund
Bank Loans(1)	—	14,443	—	14,443
Corporate Bonds(1)	—	1,578,836	—	1,578,836
Convertible Corporate Bonds(1)	—	7,150	—	7,150
Preferred Stock(1)	4,307	—	—	4,307
Units	—	3,027	—	3,027
Money Market Fund	135,343	—	—	135,343

Total Investments	139,650	1,603,456	—	1,743,106

Short-Term Bond Fund
Asset-Backed Securities(1)	—	35,784	—	35,784
Collateralized Mortgage Obligations	—	69,561	—	69,561
Corporate Bonds(1)	—	231,347	—	231,347
Municipal Bond	—	4,906	—	4,906
U.S. Government Agencies	—	18,853	—	18,853
U.S. Government Agency Mortgages	—	51,274	—	51,274
U.S. Treasury Obligations	—	73,806	—	73,806
Money Market Fund	27,942	—	—	27,942

Total Investments	27,942	485,531	—	513,473

Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations	—	39,350	—	39,350
Money Market Fund	1,331	—	—	1,331

Total Investments	1,331	39,350	—	40,681

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

	LEVEL 1 - Quoted	LEVEL 2 - Other Significant	LEVEL 3 - Significant
	Prices($)	Observable Inputs($)	Unobservable Inputs($)	Total($)

Total Return Bond Fund
Asset-Backed Securities(1)	—	6,280	—	6,280
Collateralized Mortgage Obligations	—	75,892	—	75,892
Bank Loans	—	37,228	—	37,228
Corporate Bonds(1)	—	210,863	—	210,863
Convertible Corporate Bond(1)	—	70	—	70
U.S. Government Agency Mortgages	—	246,433	—	246,433
U.S. Treasury Obligations	—	212,998	—	212,998
Preferred Stock	103	—	—	103
Units	—	51	—	51
Money Market Fund	92,572	—	—	92,572

Total Investments	92,675	789,815	—	882,490

Other Financial Instruments(2)
Credit Default Swap Agreements	—	(169)	—	(169)
Forward Foreign Currency Contracts	—	(5,617)	—	(5,617)
Ultra-Short Bond Fund
Asset-Backed Securities(1)	—	7,101	—	7,101
Certificate of Deposit(1)	—	746	—	746
Collateralized Mortgage Obligations	—	27,353	—	27,353
Corporate Bonds(1)	—	32,151	—	32,151
Municipal Bonds	—	990	—	990
U.S. Government Agencies	—	4,420	—	4,420
U.S. Government Agency Mortgages	—	21,686	—	21,686
U.S. Treasury Obligations	—	1,982	—	1,982
Money Market Fund	10,770	—	—	10,770

Total Investments	10,770	96,429	—	107,199

U.S. Government Securities Fund
U.S. Treasury Obligations	—	67,956	—	67,956
Money Market Fund	3,690	—	—	3,690

Total Investments	3,690	67,956	—	71,646

U.S. Government Securities Ultra-Short Bond Fund
Collateralized Mortgage Obligations	—	418,836	—	418,836
U.S. Government Agency	—	28,955	—	28,955
U.S. Government Agency Mortgages	—	1,090,251	—	1,090,251
Money Market Fund	88,964	—	—	88,964

Total Investments	88,964	1,538,042	—	1,627,006

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

	LEVEL 1 - Quoted	LEVEL 2 - Other Significant	LEVEL 3 - Significant
	Prices($)	Observable Inputs($)	Unobservable Inputs($)	Total($)

Virginia Intermediate Municipal Bond Fund
Municipal Bonds(3)	—	205,106	—	205,106
Money Market Fund	6,164	—	—	6,164

Total Investments	6,164	205,106	—	211,270

(1)	Please see the Schedules of Portfolio Investments for Sector Classification.

(2)	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swap agreements, forward foreign currency contracts and futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(3)	Please see the Schedules of Portfolio Investments for State Classification.

As of September 30, 2010 there were no Level 3 securities in the Funds.

For the six months ended September 30, 2010, there were no securities classified as Level 3 in the Funds.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2010 from the valuation input levels used on June 30, 2010.

Accounting Pronouncements — In January 2010, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06 to Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures — Overall”. The amendment requires the disclosure of purchases, sales, issuances, and settlements in the Level 3 rollforward on a gross basis. The amendment is effective for interim and fiscal periods beginning after December 15, 2010. Management is currently evaluating the impact this guidance will have on the Funds’ related disclosures.

Security Transactions and Investment Income — Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discount or premium during the respective holding period. Dividend income is recorded on the ex-dividend date.

Derivative and Hedging Instruments — The Funds have enhanced disclosures about the Funds’ derivative and hedging activities, addressing how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flow.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Investment Adviser, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. The fair value of derivative instruments, not

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

accounted for as hedging instruments, on the Statements of Assets and Liabilities as of September 30, 2010, is presented in the table below (amounts in thousands):

				Liability
	Statements of Assets and		Asset Derivatives	Derivatives Total
Primary Risk Exposure	Liabilities Location	Fund	Total Fair Value($)*	Fair Value($)*

Credit Default Swap Agreements	Appreciated Credit Default	Intermediate Bond Fund	396	11,315
Interest Rate Exposure:	Swap Agreements, Depreciated Credit Default	Investment Grade Bond Fund	107	2,919
	Swap Agreements	Seix Global Strategy Fund	64	1,243
		Total Return Bond Fund	191	5,496
Forward Foreign Currency Contracts	Unrealized Appreciation	Intermediate Bond Fund	—	11,853
Currency Exchange Rate Exposure:	on Forward Foreign Currency Contracts, Unrealized	Investment Grade Bond Fund	—	3,103
	Depreciation on Forward Foreign Currency Contracts	Seix Global Strategy Fund	—	2,797
		Total Return Bond Fund	—	5,617

The effect of derivative instruments, not accounted for as hedging instruments, on the Statements of Operations for the six months ended September 30, 2010, is presented in the table below (amounts in thousands):

				Statements of Operations
			Statements of Operations	Change in Unrealized
	Location of Gain (Loss) on		Net Realized Gain (Loss)	Appreciation/Depreciation
	Derivatives Recognized in		on Derivatives	on Derivatives Recognized
Primary Risk Exposure	Income	Fund	Recognized in Income($)	in Income ($)

Credit Default Swap Agreements	Net Realized Gain (Loss)	High Income Fund	2,905	—
Issuer Credit Exposure:	on Credit Default Swap	Intermediate Bond Fund	4,302	517
	Agreements, Net Change in Unrealized Appreciation/	Investment Grade Bond Fund	1,144	(242)
	Depreciation on Credit Default Swap Agreements	Seix Floating Rate High Income Fund	(374)	(75)
		Seix Global Strategy Fund	158	(32)
		Total Return Bond Fund	2,498	232

Interest Rate Swap Agreements	Net Realized Gain (Loss)	High Income Fund	82	—
Interest Rate Exposure:	on Interest Rate Swap	Intermediate Bond Fund	183	—
	Agreements, Net Change in Unrealized Appreciation/	Investment Grade Bond Fund	49	—
	Depreciation on Interest Rate Swap Agreements	Seix Global Strategy Fund	33	—
		Total Return Bond Fund	83	—

Forward Foreign Currency Contracts
Currency Exchange	Net Realized Gain (Loss)	Intermediate Bond Fund	3,711	(14,100)
Rate Exposure:	on Forward Foreign Currency Contracts, Change	Investment Grade Bond Fund	1,033	(3,707)
	in Unrealized Appreciation/ Depreciation on Forward	Seix Global Strategy Fund	(1,320)	(2,883)
	Foreign Currency Contracts	Total Return Bond Fund	1,604	(6,651)

Futures Contracts Interest Rate Exposure:	Net Realized Gain (Loss) on Futures Contracts, Change in Unrealized	U.S. Government Securities Ultra-Short Bond Fund	(240)	—
	Appreciation/Depreciation on Futures Contracts

Swap Agreements — Certain of the Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

or “swapped” between the parties are calculated based on a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to fulfill their obligations under the agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty to a swap agreement.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be, and are included in Swap Agreements, at value on the Statement of Assets and Liabilities. These upfront receipts and payments are amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owed to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer third-party credit risk between parties. One party to the CDS is a lender and faces credit risk from a third party, while the counterparty to the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).

If a credit event (e.g., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third party from the insured party. If the Fund is providing insurance, the maximum potential liability to which a Fund is subject is the notional amount of the swap agreement, which is not reflected in the Statements of Assets and Liabilities. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if the Fund has also purchased a credit default swap where the referenced obligation of the third party is identical. The credit default swaps are presented with the Funds’ Schedules of Portfolio Investments.

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the Fund’s ability to generate income at prevailing market rates, the Fund may enter into interest rate swap (“IRS”) agreements. IRS agreements involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Futures Contracts — Each Fund (except the Money Market Funds) is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. Certain of the Funds are subject to foreign currency exchange rate risk. Certain of the Funds may use futures contracts to gain exposure to, or hedge

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

against changes in the value of equities, interest rates or foreign currencies caused by changes in prevailing market interest rates. With futures, there is minimal counterparty credit risk to the Fund since futures are exchanged traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. As of September 30, 2010, no Fund had open futures contracts.

Forward Foreign Currency Contracts — Certain of the Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. Forward foreign currency contracts are presented within the Funds’ Schedules of Portfolio Investments.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

Cash collateral received in connection with securities lending is invested in the RidgeWorth Funds Securities Lending Joint Account (the “joint account”) managed by RidgeWorth Capital Management, Inc. The joint account invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The following Funds paid securities lending fees to the lending agent during the six months ended September 30, 2010, which have been netted against Income from Securities Lending on the Statement of Operations. These fees are presented below (in thousands):

Fund	Fee ($)

Corporate Bond Fund	—
High Income Fund	9
Intermediate Bond Fund	1
Investment Grade Bond Fund	—
Seix High Yield Fund	7
Short-Term Bond Fund	—
Short-Term U.S. Treasury Securities Fund	—
Total Return Bond Fund	—
Ultra-Short Bond Fund	—
U.S. Government Securities Fund	—

Amounts listed as “—” round to less than $1,000.

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. When issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.” TBA purchase commitments are presented within the Funds’ Schedules of Portfolio Investments.

Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (principally using TBAs) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of September 30, 2010, there were no open mortgage dollar rolls.

Bank Loans — Certain of the Funds may invest in first and second lien senior floating rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedules of Portfolio Investments. At September 30, 2010, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.

Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of September 30, 2010, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more likely than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

Management of the Funds has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include the United States and certain states, as applicable, as well as certain foreign countries. As of September 30, 2010, open tax years include the tax years of March 31, 2007 through 2010. The Funds have no examinations in progress and none are expected at this time.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax”

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3.	Agreements and Other Service Providers

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an investment advisory agreement. The subadvisers for the Funds (each a “Subadviser”) are as follows: Seix Investment Advisors LLC (“Seix”) serves as the Subadviser for the Corporate Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund. StableRiver Capital Management LLC (“StableRiver”) serves as the Subadviser for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Bond Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund. Seix and StableRiver are each wholly-owned subsidiaries of the Investment Adviser.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the six months ended September 30, 2010, were as follows:

	Maximum	Discounted	Advisory Fees	Net
	Annual	Annual	Waived/Expenses	Annual
Fund	Advisory Fee*(%)	Advisory Fee*(%)	Reimbursed*(%)	Fees Paid*(%)

Corporate Bond Fund	0.40	0.40	—	0.40
Georgia Tax-Exempt Bond Fund	0.55	0.55	—	0.55
High Grade Municipal Bond Fund	0.55	0.55	(0.01)	0.54
High Income Fund	0.60	0.60	—	0.60
Intermediate Bond Fund	0.25	0.24	—	0.24
Investment Grade Bond Fund	0.50	0.50	—	0.50
Investment Grade Tax-Exempt Bond Fund	0.50	0.48	—	0.48
Limited Duration Fund	0.10	0.10	—	0.10
Limited-Term Federal Mortgage Securities Fund	0.50	0.50	(0.08)	0.42
Maryland Municipal Bond Fund	0.55	0.55	—	0.55
North Carolina Tax-Exempt Bond Fund	0.55	0.55	—	0.55
Seix Floating Rate High Income Fund	0.45	0.43	—	0.43
Seix Global Strategy Fund	0.60	0.60	—	0.60
Seix High Yield Fund	0.45	0.43	—	0.43
Short-Term Bond Fund	0.40	0.40	—	0.40
Short-Term U.S. Treasury Securities Fund	0.40	0.40	(0.05)	0.35
Total Return Bond Fund	0.25	0.25	—	0.25
Ultra-Short Bond Fund	0.22	0.22	—	0.22
U.S. Government Securities Fund	0.50	0.50	—	0.50
U.S. Government Securities Ultra-Short Bond Fund	0.20	0.19	—	0.19
Virginia Intermediate Municipal Bond Fund	0.55	0.55	—	0.55

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0% or have been rounded to 0%.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2011, to waive fees and/or reimburse each of the following Funds to the extent necessary to maintain each Fund’s Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

		Total Annual
		Operating
Fund		Expenses (%)

High Grade Municipal Bond Fund*	I Shares	0.65
High Grade Municipal Bond Fund*	A Shares	0.80
Seix Global Strategy Fund	A Shares	1.13%
Seix Global Strategy Fund	I Shares	0.83
Short-Term U.S. Treasury Securities Fund*	I Shares	0.55
Short-Term U.S. Treasury Securities Fund*	A Shares	0.73
Short-Term U.S. Treasury Securities Fund*	C Shares	1.55

*	Contractual Expense Caps for the High Grade Municipal Bond Fund and the Short-Term U.S. Treasury Securities Fund became effective August 1, 2010.

Under the Expense Limitation Agreement, the Investment Adviser may recoup the difference between the Total Annual Operating Expenses identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Annual Operating Expenses in place at that time. During the six months ended September 30, 2010, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2010, the cumulative potential recoupments based on contractual reimbursements within three years from the date of the corresponding Expense Limitation Agreement after reduced by amounts forfeited during the current fiscal year are as follows (in thousands):

	Expires
Fund	2013($)	2014($)

High Grade Municipal Bond Fund	—	2
Seix Global Strategy Fund	1	—
Short-Term U.S. Treasury Securities Fund	—	4

Amounts designated as “—” are $0 or have been rounded to $0.

During the six months ended September 30, 2010, the Investment Adviser voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $3,057 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator also separately agreed to provide, for the benefit of shareholders, annual fee waivers and certain administrative services at an annual value of $950,000. Such payments and fee waivers will not be recouped by the Administrator in subsequent years.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Distribution Agreement — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum, and is subject to a minimum annual fee of $172,000 for its services.

In addition, with respect to the A Shares, C Shares and R Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. Certain fees under this plan were voluntarily waived during the six months ended September 30, 2010. Recoupment of such voluntarily waived fees will be made only upon certain conditions agreed upon by the Funds’ Board. These fees, expressed as a percentage of average daily net assets, for the six months ended September 30, 2010, were as follows:

	Board	Board	Board
	Approved	Approved	Approved
	and Charged	and Charged	and Charged
	A Share	C Share	R Share
	Distribution	Distribution	Distribution
	and Service	and Service	and Service
Fund	Fee (%)	Fee (%)	Fee (%)

Corporate Bond Fund	0.30	1.00	N/A
Georgia Tax-Exempt Bond Fund	0.15	N/A	N/A
High Grade Municipal Bond Fund	0.15	N/A	N/A
High Income Fund	0.30	N/A	0.50
Intermediate Bond Fund	0.25	N/A	0.50
Investment Grade Bond Fund	0.30	N/A	0.50
Investment Grade Tax-Exempt Bond Fund	0.30	N/A	N/A
Limited-Term Federal Mortgage Securities Fund	0.20	1.00	N/A
Maryland Municipal Bond Fund	0.15	N/A	N/A
North Carolina Tax-Exempt Bond Fund	0.15	N/A	N/A
Seix Floating Rate High Income Fund	0.30	1.00	N/A
Seix Global Strategy Fund	0.30	N/A	N/A
Seix High Yield Fund	0.25	N/A	0.50
Short-Term Bond Fund	0.20	1.00	N/A
Short-Term U.S. Treasury Securities Fund	0.18	1.00	N/A
Total Return Bond Fund	0.25	N/A	0.50
U.S. Government Securities Fund	0.30	1.00	N/A
Virginia Intermediate Municipal Bond Fund	0.15	N/A	N/A

Shareholder Servicing Plans — The High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Seix High Yield Fund, and Total Return Bond Fund have adopted a Shareholder Servicing Plan for the R Shares. The Fund pays specified benefit plans or other financial service firms for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of R Shares. In addition, the Corporate Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund and U.S. Government Securities Ultra-Short Bond Fund have adopted a Shareholder Servicing Plan for the I Shares and A Shares of such Funds. Each of these Funds (or class thereof, as the case may be) may pay to financial institutions that provide certain services to the Funds, a shareholder and/or administration services fee under the Plan at an annual rate of up to 0.15% of the average daily net assets of the I Shares or A Shares, as applicable. The services under each of these Shareholder Servicing Plans may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Custodian Agreements — SunTrust Bank acts as custodian for the Funds, except for Corporate Bond Fund and Seix Global Strategy Fund, which have appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the Trust are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. As of September 30, 2010, retainer and meeting fees were as follows:

	Chairman($)	Trustee($)

Annual Retainer	100,000	80,000
Regular Meeting Fee	7,500	6,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

Effective November 10, 2010, the Board approved a 5% increase across all fee elements.

The Investment Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $1,080,000 for these services. During the six months ended September 30, 2010, the Investment Adviser was paid $540,000 for these services. In addition, the Administrator provides staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and receives an annual fee of $171,485 for providing these services. The fees above are allocated based on average daily net assets of the Trust and are reflected on the Statements of Operations as “Compliance Services Fees”.

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the six months ended September 30, 2010, were as follows (in thousands):

		Sales and
Fund	Purchases($)	Maturities($)

Corporate Bond Fund	42,938	53,216
Georgia Tax-Exempt Bond Fund	48,580	34,189
High Grade Municipal Bond Fund	31,635	30,866
High Income Fund	290,287	236,289
Intermediate Bond Fund	185,042	209,828
Investment Grade Bond Fund	51,241	59,611
Investment Grade Tax-Exempt Bond Fund	953,651	758,352
Limited Duration Fund	5,183	1,165
Limited-Term Federal Mortgage Securities Fund	136	2,238
Maryland Municipal Bond Fund	4,975	4,938
North Carolina Tax-Exempt Bond Fund	12,843	7,133
Seix Floating Rate High Income Fund	890,021	615,195
Seix High Yield Fund	704,636	796,882
Short-Term Bond Fund	117,761	100,624
Total Return Bond Fund	118,308	113,964
Ultra-Short Bond Fund	26,211	15,665
Virginia Intermediate Municipal Bond Fund	21,823	17,065

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the six months ended September 30, 2010, were as follows (in thousands):

		Sales and
Fund	Purchases($)	Maturities($)

Intermediate Bond Fund	494,495	466,417
Investment Grade Bond Fund	136,800	121,398
Limited Duration Fund	5,551	7,423
Limited-Term Federal Mortgage Securities Fund	81,791	85,256
Short-Term Bond Fund	142,511	154,027
Short-Term U.S. Treasury Securities Fund	10,135	16,587
Total Return Bond Fund	878,498	726,146
Ultra-Short Bond Fund	35,730	43,737
U.S. Government Securities Fund	30,581	42,132
U.S. Government Securities Ultra-Short Bond Fund	1,266,900	1,007,252

5.	Federal Tax Information

At September 30, 2010, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2010, were as follows (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)

Corporate Bond Fund	157,248	16,454	(54)	16,400
Georgia Tax-Exempt Bond Fund	224,596	12,744	(89)	12,655
High Grade Municipal Bond Fund	60,938	5,737	(6)	5,731
High Income Fund	213,546	13,595	(3,271)	10,324
Intermediate Bond Fund	1,635,659	86,394	(3,535)	82,859
Investment Grade Bond Fund	394,658	27,753	(823)	26,930
Investment Grade Tax-Exempt Bond Fund	1,167,266	56,534	(213)	56,321
Limited Duration Fund	22,006	103	(8)	95
Limited-Term Federal Mortgage Securities Fund	27,428	323	(31)	292
Maryland Municipal Bond Fund	28,021	2,209	—	2,209
North Carolina Tax-Exempt Bond Fund	55,965	3,115	—	3,115
Seix Floating Rate High Income Fund	1,518,217	46,400	(12,432)	33,968
Seix Global Strategy Fund	39,267	—	—	—
Seix High Yield Fund	1,631,667	122,640	(11,201)	111,439
Short-Term Bond Fund	503,028	11,225	(780)	10,445
Short-Term U.S. Treasury Securities Fund	39,863	818	—	818
Total Return Bond Fund	846,792	37,425	(1,727)	35,698
Ultra-Short Bond Fund	106,422	974	(197)	777
U.S. Government Securities Fund	67,208	4,443	(5)	4,438
U.S. Government Securities Ultra-Short Bond Fund	1,616,144	12,317	(1,455)	10,862
Virginia Intermediate Municipal Bond Fund	196,882	14,388	—	14,388

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2010 was as follows (in thousands):

	Distributions Paid From
	Net	Net Long	Total			Total
	Investment	Term Capital	Taxable	Tax-Exempt	Return of	Distributions
Fund	Income($)	Gains($)	Distributions($)	Distributions($)	Capital($)	Paid*($)

Corporate Bond Fund	6,617	—	6,617	—	418	7,035
Georgia Tax-Exempt Bond Fund	—	—	—	7,211	—	7,211
High Grade Municipal Bond Fund	20	—	20	2,721	—	2,741
High Income Fund	6,520	—	6,520	—	—	6,520
Intermediate Bond Fund	47,782	1,022	48,804	—	—	48,804
Investment Grade Bond Fund	16,075	—	16,075	—	—	16,075
Investment Grade Tax-Exempt Bond Fund	14,671	479	15,150	29,558	—	44,708
Limited Duration Fund	189	—	189	—	—	189
Limited-Term Federal Mortgage Securities Fund	1,405	—	1,405	—	—	1,405
Maryland Municipal Bond Fund	—	—	—	1,107	—	1,107
North Carolina Tax-Exempt Bond Fund	7	—	7	1,874	—	1,881
Seix Floating Rate High Income Fund	50,649	—	50,649	—	—	50,649
Seix Global Strategy Fund	268	—	268	—	—	268
Seix High Yield Fund	106,738	—	106,738	—	—	106,738
Short-Term Bond Fund	12,363	—	12,363	—	—	12,363
Short-Term U.S. Treasury Securities Fund	969	91	1,060	—	—	1,060
Total Return Bond Fund	29,881	2,965	32,846	—	—	32,846
Ultra-Short Bond Fund	1,707	—	1,707	—	—	1,707
U.S. Government Securities Fund	12,635	11,070	23,705	—	—	23,705
U.S. Government Securities Ultra-Short Bond Fund	14,212	—	14,212	—	—	14,212
Virginia Intermediate Municipal Bond Fund	57	501	558	7,229	—	7,787

*	Total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

As of March 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

						Accumulated		Total
	Undistributed					Capital and	Unrealized	Accumulated
	Tax Exempt	Ordinary	Long Term	Accumulated	Distributions	Other	Appreciation/	Earnings
Fund	Income($)	Income($)	Capital Gains($)	Earnings($)	Payable($)	Losses**($)	(Depreciation)**($)	(Deficit)($)

Corporate Bond Fund	—	—	—	—	(678)	(7,416)	10,477	2,383
Georgia Tax-Exempt Bond Fund	854	—	—	854	(664)	(4,583)	6,170	1,777
High Grade Municipal Bond Fund	214	—	—	214	(221)	(1,828)	3,428	1,593
High Income Fund	—	944	—	944	(986)	(4,123)	9,193	5,028
Intermediate Bond Fund	—	8,154	837	8,991	(3,731)	—	41,717	46,977
Investment Grade Bond Fund	—	1,130	2,407	3,537	(1,152)	—	17,805	20,190
Investment Grade Tax-Exempt Bond Fund	2,291	8,542	1,727	12,560	(2,444)	—	25,626	35,742
Limited Duration Fund	—	11	—	11	(10)	(1,715)	127	(1,587)
Limited-Term Federal Mortgage Securities Fund	—	33	—	33	(75)	(18,219)	439	(17,822)
Maryland Municipal Bond Fund	45	—	—	45	(88)	(220)	1,364	1,101
North Carolina Tax-Exempt Bond Fund	100	—	—	100	(163)	(954)	1,521	504
Seix Floating Rate High Income Fund	—	7,110	—	7,110	(5,940)	(71,828)	40,173	(30,485)
Seix Global Strategy Fund	—	220	—	220	—	(73)	—	147
Seix High Yield Fund	—	11,863	—	11,863	(11,889)	(126,296)	103,695	(22,627)
Short-Term Bond Fund	—	1,231	—	1,231	(1,038)	(14,408)	6,511	(7,704)
Short-Term U.S. Treasury Securities Fund	—	374	35	409	(51)	—	674	1,032
Total Return Bond Fund	—	5,050	1,705	6,755	(1,958)	—	19,835	24,632
Ultra-Short Bond Fund	—	144	—	144	(125)	(4,285)	262	(4,004)
U.S. Government Securities Fund	—	145	1,363	1,508	(145)	—	712	2,075
U.S. Government Securities Ultra-Short Bond Fund	—	3,355	—	3,355	(1,897)	(6,843)	2,455	(2,930)
Virginia Intermediate Municipal Bond Fund	599	—	416	1,015	(582)	—	8,514	8,947

*	As of the latest tax year end of March 31, 2010, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount.

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

As of March 31, 2010, unexpired capital loss carryforwards were as follows (in thousands):

	Expires
Fund	2011 ($)	2012 ($)	2013 ($)	2014 ($)	2015 ($)	2016 ($)	2017 ($)	2018 ($)

Corporate Bond Fund	—	—	—	—	4,212	813	570	1,668
Georgia Tax-Exempt Bond Fund	—	—	—	—	102	823	2,203	1,455
High Grade Municipal Bond Fund	—	—	—	—	—	—	1,828	—
High Income Fund	—	—	—	—	—	—	4,123	—
Limited Duration Fund	—	—	—	—	11	—	568	1,103
Limited-Term Federal Mortgage Securities Fund	—	2,695	3,272	5,209	4,063	2,980	—	—
Maryland Municipal Bond Fund	—	—	—	—	—	8	212	—
North Carolina Tax-Exempt Bond Fund	—	—	—	—	—	341	613	—
Seix Floating Rate High Income Fund	—	—	—	—	—	2,716	38,154	29,687
Seix High Yield Fund	—	—	—	5,154	11,772	15,837	62,376	31,157
Short-Term Bond Fund	7,468	22	353	47	1,052	—	888	4,562
Ultra-Short Bond Fund	—	494	548	573	667	—	203	1,362
U.S. Government Securities Ultra-Short Bond Fund	—	297	393	272	150	—	—	701

Amounts designated as “—” are $0 or have been rounded to $0.

Capital loss carryforwards may be applied to offset future realized capital gains and may thus reduce future capital gain distributions.

During the year ended March 31, 2010, the High Grade Municipal Bond Fund, High Income Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term U.S. Treasury Securities Fund, Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund utilized $604, $1,390, $5,746, $1,833, $47, $285, $576 and $26, respectively, in thousands, in capital loss carryforwards.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Corporate Bond Fund, Limited Duration Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Short-Term Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Ultra-Short Bond Fund have incurred and elect to defer $153, $33, $1,271, $73, $16, $438 and $5,030, respectively, in thousands, in capital and foreign currency losses.

6.	Risks

The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

Certain of the Funds may invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Certain of the Funds’ concentrations of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of the region and may increase risk versus that of a fund whose investments are more diversified.

Certain of the Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

Please refer to the prospectus for a complete description of Risks Associated with the Funds.

7.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined that, except as set forth below, there are no material events that would require disclosure in the Funds’ financial statements through this date.

State Street Bank and Trust Company (“State Street Bank”), 200 Clarendon Street, P.O. Box 642, Boston, MA, 02117-0642 serves as the fund accounting agent and custodian for the Trust pursuant to a Custodian Agreement dated August 30, 2010. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank is paid on the basis of net assets and transaction costs of the Funds.

Effective October 1, 2010 for the Limited Duration Fund, Seix Global Strategy Fund and U.S. Government Securities Fund; effective October 8, 2010 for the High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund and Total Return Bond Fund; effective October 18, 2010 for the Corporate Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Ultra Short Bond Fund and U. S. Government Securities Ultra-Short Bond Fund; and effective November 1, 2010 for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and Virginia Intermediate Municipal Bond Fund.

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Effective October 1, 2010, Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Treasurer to the Trust under a PFO/Treasurer Services Agreement.

The Investment Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff that assists the Trust’s Chief Compliance Officer (“CCO”). The Investment Adviser receives an annual fee approved by the Trustees for these services. On or about October 2010, Foreside Compliance Services, LLC (“FCS”) provides (i) the individual that serves as the Trust’s CCO, and supporting personnel, at a rate of $23,000 per month pursuant to a Fund Compliance Services Agreement; (ii) personnel to assist the compliance staff provided to the Trust by the Investment Adviser, particularly in connection with oversight of the Trust’s service providers, pursuant to a CCO Support Services Agreement at a rate of $5,000 per month, and (iii) an Anti-Money Laundering Officer and Identity Theft Prevention Officer to the Trust (“AML Officer”) under an AML Services Agreement. FCS does not receive additional compensation for the services of the AML Officer. The fees above are allocated based on average daily net assets of the Trust. Neither FCS nor FMS, nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Funds.

Effective October 25, 2010 Boston Financial Data Services, Inc. serves as the transfer agent to the Trust.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Information pertaining to the Independent Trustees of the Trust is set forth below.

				Number of
Name, Business		Term of		Portfolios
Address, State of	Position	Office and	Principal	in Fund	Other
Residence and	Held With	Length of	Occupation(s)	Complex	Directorships
Age	Trust	Time Served	During the Past 5 Years	Overseen	Held
Jeffrey M. Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 60	Trustee	Indefinite; since January 2007	Retired. Chief Operating Officer, Cedar Brook Financial Partners LLC (March 2008-January 2010). Retired (2006-March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006)	50	GenSpring Trust

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	50	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.; Acuity Brands, Inc.; GenSpring Trust

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 61	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	50	Total System Services, Inc.; GenSpring Trust

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 69	Trustee	Indefinite; since November 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001)	50	WellPoint, Inc.; UniSource Energy Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 52	Trustee	Indefinite; since May 2005	Vice President, Chief of Internal Audit, Corporate Audit Department (August 2009-Present), Vice President Global Finance Transformation (March 2007-July 2009), Vice President and Controller (1999-February 2007), The Coca-Cola Company	50	None

Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 68	Trustee	Indefinite; since November 2001	Chairman Emeritus, Haverty Furniture Companies (March 2010-present), Chairman Havertys Furniture Companies (2001-March 2010)	50	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 75	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	50	None

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Term of
	Position(s)	Office and
Name, Address	Held with	Length of	Principal Occupation(s)
and Age	Trust	Time Served	During the Past 5 Years
OFFICERS:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 37	President and Chief Executive Officer	One year; since June 2007	Managing Director, Product Manager, RidgeWorth Investments, (since 2004); Relationship Manager, SEI Investments (financial services) (1994-2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 47	Vice President; Chief Compliance Officer*	One year; since May 2008	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 42	Vice President; Deputy Chief Compliance Officer*	One year; since May 2008	Director, RidgeWorth Capital Management, Inc. (since May 2008); Employee of BB&T Asset Management, Inc. (2007-May 2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 46	Treasurer; Chief Financial Officer; Chief Accounting Officer*	One year; since March 2007	Senior Vice President, Fund Administration Citi Fund Services Ohio, Inc.

Jennifer A. English 100 Summer Street Suite 1500 Boston, MA 02110 Age: 38	Secretary; Chief Legal Officer*	One year; since February 2010	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (2005-present); Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005)

Danio Mastropieri 100 Summer Street Suite 1500 Boston, MA 02110 Age: 37	Assistant Secretary*	One year; since February 2010	Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (2007-present); Senior Regulatory Administration Specialist, PFPC, Inc. (2004-2007)

*	Effective October or November, 2010, the following individuals began to serve in their respective positions with the Trust:

Term of
	Position(s)	Office and
Name, Address	Held with	Length of	Principal Occupation(s)
and Age	Trust	Time Served	During the Past 5 Years
OFFICERS:
William R. Royer Foreside Compliance Services, LLC 10 High Street Suite 302A Boston, MA 02110 Age: 47	Chief Compliance Officer	One year; since October 2010	President, Foreside Compliance Services, LLC (November 2009-present); Acting General Counsel, Baring Asset Management, Inc. (December 2007-May 2008) and General Counsel and Member, Grantham, Mayo, Van Otterloo & Co., LLC (February 1995-March 2005).

Cynthia L. Morse-Griffin Foreside Management Services, LLC Three Canal Plaza Suite 100 Portland, ME 04101 Age: 34	Treasurer; Chief Financial Officer and Chief Accounting Officer	One year; since October 2010	Fund Principal Financial Officer, Foreside Management Services, LLC (2008- present); Assistant Vice President, Citigroup Fund Services, LLC (2001-2008).

Julie A. Tedesco State Street Bank and Trust Co. 4 Copley Place, 5th Fl. MailStop: 0326 Boston, MA 02116 Age: 53	Secretary and Chief Legal Officer	One year; since November 2010	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2000-Present).**

Odeh L. Stevens State Street Bank and Trust Co. Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116 Age: 42	Assistant Secretary	One year; since November 2010	Vice President and Counsel, State Street Bank and Trust Company, since 2005; Legal Product Manager, Fidelity Investments (2000-2005).

James M. Atwood Foreside Compliance Services, LLC Three Canal Plaza Suite 100 Portland, ME 04101 Age: 46	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since October 2010	Compliance Analyst, Foreside Compliance Services, LLC (2007-present); personal sabbatical (2004-2007); Attorney, Pierce Atwood (law firm) (2001-2004).

Alan Otis State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 39	Assistant Treasurer	One year; since October 2010	Vice President, State Street Bank and Trust Company (1995-present).**

James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 35	Assistant Treasurer	One year; since October 2010	Assistant Vice President, State Street Bank and Trust Company (2001-present).**

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

**	During the period indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

ADDITIONAL INFORMATION
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Expenses Paid	Expense Ratio
		Beginning	Ending	During Period*	During Period**
		Account Value	Account Value	04/01/10-	04/01/10-
Fund	Class	04/01/10($)	09/30/10($)	09/30/10($)	09/30/10(%)

Corporate Bond Fund	I Shares	1,000.00	1,082.10	2.66	0.51
	A Shares	1,000.00	1,081.20	4.23	0.81
	C Shares	1,000.00	1,077.80	7.81	1.50
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,050.70	3.14	0.61
	A Shares	1,000.00	1,049.80	3.91	0.76
High Grade Municipal Bond Fund	I Shares	1,000.00	1,067.50	3.37	0.65
	A Shares	1,000.00	1,067.60	4.15	0.80
High Income Fund	I Shares	1,000.00	1,048.90	3.60	0.70
	A Shares	1,000.00	1,047.30	5.13	1.00
	R Shares	1,000.00	1,045.80	6.67	1.30
Intermediate Bond Fund	I Shares	1,000.00	1,051.60	1.75	0.34
	A Shares	1,000.00	1,050.30	3.03	0.59
	R Shares	1,000.00	1,048.00	5.34	1.04
Investment Grade Bond Fund	I Shares	1,000.00	1,063.80	3.10	0.60
	A Shares	1,000.00	1,062.40	4.50	0.87
	R Shares	1,000.00	1,060.80	6.04	1.17
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,056.30	2.94	0.57
	A Shares	1,000.00	1,055.60	4.43	0.86
Limited Duration Fund	I Shares	1,000.00	1,007.30	1.16	0.23
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,036.90	3.27	0.64
	A Shares	1,000.00	1,035.90	4.29	0.84
	C Shares	1,000.00	1,031.70	8.35	1.64
Maryland Municipal Bond Fund	I Shares	1,000.00	1,052.60	3.45	0.67
	A Shares	1,000.00	1,051.90	4.22	0.82
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,048.60	3.24	0.63
	A Shares	1,000.00	1,047.90	4.00	0.78

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

				Expenses Paid	Expense Ratio
		Beginning	Ending	During Period*	During Period**
		Account Value	Account Value	04/01/10-	04/01/10-
Fund	Class	04/01/10($)	09/30/10($)	09/30/10($)	09/30/10(%)

Seix Floating Rate High Income Fund	I Shares	1,000.00	1,030.60	2.60	0.51
	A Shares	1,000.00	1,028.90	4.27	0.84
	C Shares	1,000.00	1,024.30	7.61	1.50
Seix Global Strategy Fund	I Shares	1,000.00	948.90	4.06	0.83

Seix High Yield Fund	I Shares	1,000.00	1,067.70	2.64	0.51
	A Shares	1,000.00	1,066.90	4.04	0.78
	R Shares	1,000.00	1,064.70	5.69	1.10
Short-Term Bond Fund	I Shares	1,000.00	1,022.90	2.38	0.47
	A Shares	1,000.00	1,023.00	3.30	0.65
	C Shares	1,000.00	1,018.80	7.44	1.47
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,016.60	2.58	0.51
	A Shares	1,000.00	1,015.70	3.49	0.69
	C Shares	1,000.00	1,011.60	7.61	1.51
Total Return Bond Fund	I Shares	1,000.00	1,057.70	1.70	0.33
	A Shares	1,000.00	1,056.60	2.89	0.56
	R Shares	1,000.00	1,055.70	4.53	0.88
Ultra-Short Bond Fund	I Shares	1,000.00	1,012.10	1.71	0.34
U.S. Government Securities Fund	I Shares	1,000.00	1,079.70	3.18	0.61
	A Shares	1,000.00	1,078.00	4.79	0.92
	C Shares	1,000.00	1,074.30	8.42	1.62
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,010.30	1.66	0.33
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,048.40	3.13	0.61
	A Shares	1,000.00	1,047.60	3.90	0.76

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid	Expense Ratio
		Beginning	Ending	During Period*	During Period**
		Account Value	Account Value	04/01/10-	04/01/10-
Fund	Class	04/01/10($)	09/30/10($)	09/30/10($)	09/30/10(%)

Corporate Bond Fund	I Shares	1,000.00	1,022.51	2.59	0.51
	A Shares	1,000.00	1,021.01	4.10	0.81
	I Shares	1,000.00	1,017.55	7.59	1.50
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,021.26	3.85	0.76
High Grade Municipal Bond Fund	I Shares	1,000.00	1,021.81	3.29	0.65
	A Shares	1,000.00	1,021.06	4.05	0.80
High Income Fund	I Shares	1,000.00	1,021.56	3.55	0.70
	A Shares	1,000.00	1,020.05	5.06	1.00
	R Shares	1,000.00	1,018.55	6.58	1.30

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

				Expenses Paid	Expense Ratio
		Beginning	Ending	During Period*	During Period**
		Account Value	Account Value	04/01/10-	04/01/10-
Fund	Class	04/01/10($)	09/30/10($)	09/30/10($)	09/30/10(%)

Intermediate Bond Fund	I Shares	1,000.00	1,023.36	1.72	0.34
	A Shares	1,000.00	1,022.11	2.99	0.59
	R Shares	1,000.00	1,019.85	5.27	1.04
Investment Grade Bond Fund	I Shares	1,000.00	1,022.06	3.04	0.60
	A Shares	1,000.00	1,020.71	4.41	0.87
	R Shares	1,000.00	1,019.20	5.92	1.17
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.21	2.89	0.57
	A Shares	1,000.00	1,020.76	4.36	0.86
Limited Duration Fund	I Shares	1,000.00	1,023.92	1.17	0.23
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,021.86	3.24	0.64
	A Shares	1,000.00	1,020.86	4.26	0.84
	C Shares	1,000.00	1,016.85	8.29	1.64
Maryland Municipal Bond Fund	I Shares	1,000.00	1,021.71	3.40	0.67
	A Shares	1,000.00	1,020.96	4.15	0.82
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,021.91	3.19	0.63
	A Shares	1,000.00	1,021.16	3.95	0.78
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,022.51	2.59	0.51
	A Shares	1,000.00	1,020.86	4.26	0.84
	C Shares	1,000.00	1,017.55	7.59	1.50
Seix Global Strategy Fund	I Shares	1,000.00	1,020.91	4.20	0.83
Seix High Yield Fund	I Shares	1,000.00	1,022.51	2.59	0.51
	A Shares	1,000.00	1,021.16	3.95	0.78
	R Shares	1,000.00	1,019.55	5.57	1.10
Short-Term Bond Fund	I Shares	1,000.00	1,022.71	2.38	0.47
	A Shares	1,000.00	1,021.81	3.29	0.65
	C Shares	1,000.00	1,017.70	7.44	1.47
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,022.51	2.59	0.51
	A Shares	1,000.00	1,021.61	3.50	0.69
	C Shares	1,000.00	1,017.50	7.64	1.51
Total Return Bond Fund	I Shares	1,000.00	1,023.41	1.67	0.33
	A Shares	1,000.00	1,022.26	2.84	0.56
	R Shares	1,000.00	1,020.66	4.46	0.88
Ultra-Short Bond Fund	I Shares	1,000.00	1,023.36	1.72	0.34
U.S. Government Securities Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,020.46	4.66	0.92
	C Shares	1,000.00	1,016.95	8.19	1.62
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,023.41	1.67	0.33
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,021.26	3.85	0.76

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s website at www.sec.gov.

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
www.ridgeworth.com
Investment Subadvisers:
Seix Investment Advisors LLC
10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458
www.seixadvisors.com
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1300
Atlanta, GA 30303
www.stableriver.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC
Not FDIC Insured • No Bank Guarantee • May Lose Value
Collective Strength. Individual Insight.
Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments

Collective Strength. Individual Insight.
2010 Semi-Annual Report
Money Market Funds
September 30, 2010

RIDGEWORTH FUNDS September 30, 2010

Letter to Shareholders	1

Industry Allocation	3

Schedules of Portfolio Investments	4

Statements of Assets and Liabilities	17

Statements of Operations	19

Statements of Changes in Net Assets	21

Financial Highlights	24

Notes to Financial Statements	28

Trustees and Officers of the RidgeWorth Funds	37

Additional Information	39

LETTER TO SHAREHOLDERS
September 30, 2010
Dear Valued RidgeWorth Funds Shareholder:
Six months have passed since our last update to you on the economy and the financial markets. At that time we were pleased to report that the economy was recovering from the most severe recession in our modern history and that equity markets rebounded sharply from a painful bear market. But in our examination, we also pointed to headwinds that might make for a more challenging economy and market going forward. So we would like to provide you with our analysis of the events of the past half year and on market performance, and then share our thoughts on what we might expect in the months ahead.
The Great Recession, as it is often called, ended in June 2009 according to business cycle experts, but the first year of recovery was relatively weak by historical standards. Indeed, compared to the previous seven recoveries going back a half century, the economy expanded at only two-thirds the pace of the average first year of recovery. The sluggish pace of growth felt even worse because much of the weakness was concentrated in consumer spending, which recovered at less than half the normal rate. A weak job market, high unemployment, and the hangover of excessive debt growth have been key factors holding back the consumer in this recovery. The weak housing market and impaired state and local government finances also contributed to the difficulty returning to some semblance of normal.
There were some things going right for the economy, and much of that was correctly anticipated by and captured in last year’s strong equity market rebound. We know that businesses were both quick and aggressive in cutting overhead and capacity during the downturn in order to restore profitability. Earnings growth returned and companies took a portion of the profits to invest in new equipment, which grew at an above-average pace in the first year of the recovery. International trade, exports and imports, also expanded at an above-normal pace.
But as we pointed out in our last letter to you, economic headwinds primarily related to the unwinding of excess indebtedness and the continued weakness in home values, weighed on the recovery and began to sap its momentum during the spring and summer so that second quarter Gross Domestic Product1 growth slowed to just a 1.7% annual rate; just half the long-term average. Inflation remained low despite massive stimulative efforts by the Federal Reserve (the “Fed”) and the federal government. By the end of September, the Federal Reserve Board’s Federal Open Market Committee concluded that the pace of recovery was too slow and that inflation was too low relative to its policy mandates, paving the way for a possible second round of Treasury bond purchases, commonly referred to as quantitative easing, and the value of the dollar fell.
The equity markets were largely range-bound during this period. Stocks advanced in April only to fall back in May and June, recover in July, decline in August, and rise again in September. From point-to-point, the S&P 5002 slipped 1.4% on a total return basis between March 31st and September 30th. Small-cap stocks edged up 0.3%, and mid-caps rose over 2%, while the weaker dollar helped international equities perform somewhat stronger. The Real Estate Investment Trusts also outperformed the broader stock market. Performance within equity sectors was very mixed with consumer stocks and utilities outperforming, while financial, health care, technology, and energy stocks were among the declining sectors for the period. This combination tended to favor the growth style of investing over value in the past six months.

1

In the fixed-income markets, the fading economic momentum, fears of potential deflation, and expectations of further Fed stimulus supported sustained demand for bonds, and the Barclay’s Capital U.S. Aggregate Bond Index3 gained just over 6% during the second and third quarters. Treasuries and investment-grade corporate bonds outperformed for the period as did longer maturity bonds, while mortgage-backed and securitized issues lagged.
Looking ahead, we see two important but somewhat conflicting forces shaping the direction of the financial markets. The first force is that of economic expansion. While momentum is lackluster compared with previous recoveries, we continue to forecast positive growth for the economy with the risk of a second leg down or “double-dip” as no more than 20-25%. Moreover, the Fed is committed to supporting growth through additional stimulus. This will tend to give support to the equity markets.
The second force however is a combination of disinflation and deleveraging. The low level of inflation tends to put downward pressure on sales growth, while the trend toward less reliance on debt requires more jobs and income to support spending growth. Other headwinds facing the economy include a continued fragile housing market, strained state and local government finances, and a growing underfunded pension obligation. All of these factors will likely keep the pace of recovery slow by historical standards and keep bond yields relatively low.
We believe the successful companies in the coming quarters will be those that can tap new, faster-growing markets such as emerging economies, expand market share, or maintain profitability and dividends. We believe the markets will continue to offer opportunities for investors, but they will be more selective and company specific; a market that fits well with the RidgeWorth bottom-up approach to security selection.
In conclusion, we want to thank our valued RidgeWorth Funds shareholders. All of our efforts and successes are focused on and dedicated to helping you achieve your investing goals, and we are grateful that you have placed your confidence in us. It is our mission to earn that trust through all that we do.
Sincerely,
Ashi Parikh
Chairman, Co-CEO and CIO
RidgeWorth Capital Management, Inc.

[1]	Gross Domestic Product is the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

[2]	The S&P 500 Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market, this index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

[3]	Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

2

INDUSTRY ALLOCATION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2010 (Unaudited)

Institutional Cash Management Money Market Fund

Money Market Funds	57.8%
Time Deposits	17.5%
Commercial Paper	12.8%
Certificates of Deposit	6.8%
Short-Term Investment	5.1%
Municipal Bonds	—

Institutional Municipal Cash Reserve Money Market Fund

Municipal Bonds	55.3%
Money Market Funds	44.7%

Institutional U.S. Government Securities Money Market Fund

Repurchase Agreements	46.4%
U.S. Government Agencies	40.6%
Money Market Funds	13.0%

Institutional U.S. Treasury Securities Money Market Fund

U.S. Treasury Obligations	45.3%
Repurchase Agreements	38.9%
Money Market Funds	15.8%

Prime Quality Money Market Fund

Repurchase Agreements	33.6%
Commercial Paper	27.4%
Money Market Funds	16.9%
Certificates of Deposit	16.1%
Time Deposits	5.9%
U.S. Government Agency	0.1%

Tax-Exempt Money Market Fund

Municipal Bonds	59.9%
Money Market Funds	40.1%

U.S. Government Securities Money Market Fund

Repurchase Agreements	51.1%
U.S. Government Agencies	41.2%
Money Market Funds	7.7%

U.S. Treasury Money Market Fund

Repurchase Agreements	50.1%
U.S. Treasury Obligations	32.6%
Money Market Funds	17.3%

Virginia Tax-Free Money Market Fund

Municipal Bonds	88.6%
Money Market Funds	11.4%
Portfolio composition is subject to change.

3

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (6.8%)
Banks (6.8%)
Bank of Montreal, 0.240%, 10/05/10	10,000	10,000
BNP Paribas, 0.380%, 10/12/10	15,000	15,000
Rabobank, 0.380%, 10/04/10	24,000	24,000
Rabobank, 0.350%, 10/06/10	15,000	15,000

Total Certificates of Deposit		64,000

Commercial Paper (12.8%)
Diversified Financial Services (12.8%)
Allianz Finance Corp., 0.350%, 10/05/10(a)(b)	30,000	29,999
ASB Finance Ltd., 0.491%, 11/01/10(a)(b)	15,000	14,994
ENI Finance USA, Inc., 0.230%, 10/04/10(a)(b)	15,000	15,000
Liberty Street Funding Corp., 0.230%, 10/18/10(a)(b)	15,000	14,998
National Australia Funding LLC, 0.330%, 10/04/10(a)(b)	15,000	14,999
Straight-A Funding LLC, 0.360%, 10/05/10(a)(b)	8,500	8,500
Straight-A Funding LLC, 0.200%, 10/18/10(a)(b)	8,000	7,999
UBS Finance Delaware LLC, 0.190%, 10/01/10(a)	15,000	15,000

Total Commercial Paper		121,489

Municipal Bonds (0.0%)
California (0.0%)
California Educational Facilities Authority, University of San Francisco, Ser B, RB, 0.240%, 10/06/10, LOC:
Bank of America N.A.(c)(d)	100	100

Florida (0.0%)
JEA District Energy System, RB, Ser A, 0.240%, 10/07/10, LOC: State Street Bank & Trust Co.(c)(d)	201	201

Total Municipal Bonds		301

Short-Term Investment (5.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 10/01/10(c)	47,654	47,654

Total Short-Term Investment		47,654

Money Market Funds (57.8%)
Dreyfus Cash Management	155,024,993	155,025
Goldman Sachs Financial Square Fund — Prime Obligations Fund	130,000,000	130,000
JPMorgan Prime Money Market Fund	130,000,000	130,000
JPMorgan U.S. Government Money Market Fund	130,000,000	130,000

Total Money Market Funds		545,025

Time Deposits (17.5%)
Barclays Bank, 0.100%, 10/01/10(c)	30,000	30,000
BNP Paribas, 0.150%, 10/01/10(c)	30,001	30,001
Calyon, 0.200%, 10/01/10(c)	35,001	35,001
Deutsche Bank AG, 0.150%, 10/01/10(c)	35,001	35,001
Societe Generale, 0.150%, 10/01/10(c)	35,001	35,001

Total Time Deposits		165,004

Total Investments (Cost $943,473)(e) — 100.0%		943,473
Liabilities in excess of other assets — 0.0%		(222)

Net Assets — 100.0%		$943,251

(a)	Rate represents the effective yield at purchase.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.3% of net assets as of September 30, 2010.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(d)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(e)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

LOC	— Letter of Credit

RB	— Revenue Bond

See Notes to Financial Statements.

4

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (55.3%)
Alaska (4.3%)
Valdez Alaska Marine Terminal, Exxon Capital Ventures, Inc., RB, 0.240%, 10/01/10(a)(b)	1,000	1,000

Delaware (4.3%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 0.270%, 10/01/10, LOC: PNC Bank N.A.(a)(b)	1,000	1,000

District of Columbia (1.6%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.500%, 10/01/10, NATL-RE/FGIC, AMT	385	385

Florida (8.6%)
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Ser A, RB, 0.230%, 10/01/10, LOC: Northern Trust Co.(a)(b)	2,000	2,000

New York (16.0%)
Metropolitan Transportation Authority, Ser G, RB, 0.260%, 10/06/10, LOC: BNP Paribas(a)(b)	3,750	3,750

North Carolina (16.2%)
Guilford County Industrial Facilities & Pollution Control Financing Authority, Snider Tire, Inc., RB, 0.440%, 10/07/10, LOC: Wachovia Bank N.A., AMT(a)(b)	200	200
North Carolina Medical Care Commission Health Care Facilities, Chapel Hill Residential Retirement Center, Inc., RB, 0.280%, 10/01/10, RADIAN, LOC: Branch Banking & Trust Co.(a)(b)	1,000	1,000
North Carolina Medical Care Commission Health Care Facilities, Wake Forest University Health Sciences Corp., RB, 0.320%, 10/01/10, LOC: Bank of America N.A.(a)(b)	2,590	2,590

		3,790

Virginia (4.3%)
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 0.320%, 10/01/10, LOC: U.S. Bank N.A.(a)(b)	1,000	1,000

Total Municipal Bonds		12,925

Money Market Funds (44.7%)
Dreyfus Tax-Exempt Cash Management	5,353,299	5,353
Fidelity Institutional Tax-Exempt Portfolio	5,104,005	5,104

Total Money Market Funds		10,457

Total Investments (Cost $23,382)(c) — 100.0%		23,382
Other assets in excess of liabilities — 0.0%		7

Net Assets — 100.0%		$23,389

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMT	— Income subject to Alternative Minimum Tax

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

LOC	— Letter of Credit

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

RADIAN	— Insured by Radian Asset Assurance

RB	— Revenue Bond

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (40.6%)
Federal Farm Credit Bank (3.0%)
0.197%, 10/17/10(a)(b)	16,250	16,250

Federal Home Loan Bank (4.6%)
0.375%, 10/08/10	25,000	25,000

Federal Home Loan Mortgage Corporation (21.4%)
0.200%, 10/04/10(c)	45,000	44,999
0.200%, 10/18/10(c)	25,000	24,998
0.200%, 10/26/10(c)	45,000	44,994

		114,991

Federal National Mortgage Association (11.6%)
0.220%, 10/13/10(c)	27,196	27,194
0.200%, 10/18/10(c)	35,000	34,997

		62,191

Total U.S. Government Agencies		218,432

Repurchase Agreements (46.4%)
Banc of America Securities, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $7,575 (collateralized by REFCORP; DN, due 01/15/21; total market value $7,727)	7,575	7,575
Barclays Bank PLC, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $11,735 (collateralized by U.S. Treasury Note; 3.500%, due 02/15/18; total market value $11,970)	11,735	11,735
BNP Paribas, 0.180%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $82,603 (collateralized by U.S. Government Agencies; DN, due 01/15/30-04/15/30; total market value $84,256)	82,603	82,603
Commerzbank AG, 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $45,949 (collateralized by U.S. Treasury Notes; 1.000%-3.875%, due 10/15/12-03/31/14; total market value $46,870)	45,949	45,949
Deutsche Bank AG, 0.230%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $16,362 (collateralized by FHLB; DN, due 01/07/11; total market value $16,690)	16,362	16,362
HSBC Securities, Inc., 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $80,300 (collateralized by U.S. Treasury Note; 0.625%, due 07/31/12; total market value $81,907)	80,300	80,300
UBS Warburg LLC, 0.230%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $5,589 (collateralized by U.S. Treasury Note; 1.875%, due 09/30/17; total market value $5,706)	5,589	5,589

Total Repurchase Agreements		250,113

Money Market Funds (13.0%)
Goldman Sachs Financial Square Funds — Government Fund	35,000,000	35,000
JPMorgan U.S. Government Money Market Fund	35,000,000	35,000

Total Money Market Funds		70,000

Total Investments (Cost $538,545)(d) — 100.0%		538,545
Liabilities in excess of other assets — 0.0%		(26)

Net Assets — 100.0%		$538,519

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Rate represents the effective yield at purchase.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	— Discount Note

FHLB	— Federal Home Loan Bank

REFCORP	— Resolution Funding Corporation

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (45.3%)
U.S. Treasury Bills (45.3%)
0.093%, 10/14/10(a)	321,000	320,988
0.184%, 10/21/10(a)	81,166	81,158

Total U.S. Treasury Obligations		402,146

Repurchase Agreements (38.9%)
Banc of America Securities, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $59,184 (collateralized by U.S. Treasury Note; 0.750%, due 11/30/11; total market value $60,368)	59,184	59,184
Barclays Bank PLC, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $87,376 (collateralized by U.S. Treasury Note; 1.875%, due 06/30/15; total market value $89,124)	87,376	87,376
BNP Paribas, 0.170%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $70,537 (collateralized by U.S. Treasury Note; 2.375%, due 05/15/11; total market value $71,947)	70,537	70,537
Commerzbank AG, 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $67,151 (collateralized by U.S. Treasury Obligations; DN-8.125%, due 10/14/10-08/15/40; total market value $68,494)	67,151	67,151
Deutsche Bank AG, 0.220%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $6,159 (collateralized by U.S. Treasury Note; 0.750%, due 08/15/13; total market value $6,282)	6,159	6,159
HSBC Securities, Inc., 0.200%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $37,834 (collateralized by U.S. Treasury Notes; DN, due 05/15/37-02/15/40; total market value $38,592)	37,834	37,834
Royal Bank of Scotland, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $1,054 (collateralized by U.S. Treasury Note; 4.000%, due 08/15/18; total market value $1,080)	1,054	1,054
UBS Warburg LLC, 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $16,610 (collateralized by U.S. Treasury Bill; DN, due 10/21/10; total market value $16,944)	16,610	16,610

Total Repurchase Agreements		345,905

Money Market Funds (15.8%)
Dreyfus Treasury & Agency Cash Management	60,000,000	60,000
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	60,000,000	60,000
JPMorgan U.S. Treasury Securities Money Market Fund	20,000,000	20,000

Total Money Market Funds		140,000

Total Investments (Cost $888,051)(b) — 100.0%		888,051
Liabilities in excess of other assets — 0.0%		(198)

Net Assets — 100.0%		$887,853

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	— Discount Note

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (16.1%)
Banks (16.1%)
Bank of Montreal, 0.240%, 10/05/10	10,000	10,000
BNP Paribas, 0.380%, 10/12/10	39,500	39,500
Rabobank, 0.380%, 10/04/10	31,000	31,000
Rabobank, 0.350%, 10/06/10	34,100	34,100

Total Certificates of Deposit		114,600

Commercial Paper (27.4%)
Diversified Financial Services (27.4%)
Allianz Finance Corp., 0.350%, 10/05/10(a)(b)	50,000	49,998
ASB Finance Ltd., 0.491%, 11/01/10(a)(b)	25,000	24,990
ENI Finance USA, Inc., 0.230%, 10/04/10(a)(b)	10,000	10,000
Jupiter Securitization Co. LLC, 0.230%, 10/15/10(a)(b)	9,550	9,549
Liberty Street Funding Corp., 0.230%, 10/18/10(a)(b)	10,000	9,999
Market Street Funding Corp., 0.240%, 10/25/10(a)(b)	10,000	9,998
National Australia Funding LLC, 0.330%, 10/04/10(a)(b)	25,000	24,999
Novartis Finance Corp., 0.190%, 10/04/10(a)(b)	15,000	15,000
Straight-A Funding LLC, 0.360%, 10/05/10(a)(b)	8,500	8,500
Straight-A Funding LLC, 0.200%, 10/18/10(a)(b)	17,000	16,998
UBS Finance Delaware LLC, 0.190%, 10/01/10(a)	15,000	15,000

Total Commercial Paper		195,031

U.S. Government Agency (0.1%)
Federal Home Loan Bank (0.1%)
0.500%, 10/18/10	800	800

Total U.S. Government Agency		800

Repurchase Agreements (33.6%)
Banc of America Securities, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $14,400 (collateralized by REFCORP; DN, due 01/15/21; total market value $14,688)	14,400	14,400
BNP Paribas, 0.180%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $89,475 (collateralized by REFCORP; DN, due 01/15/30; total market value $91,264)	89,475	89,475
Commerzbank AG, 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $59,932 (collateralized by U.S. Treasury Notes; 0.625%-4.875%, due 12/15/10-06/30/12; total market value $61,131)	59,932	59,932
Deutsche Bank AG, 0.230%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $14,570 (collateralized by U.S. Government Agencies; DN, due 12/01/10-01/07/11; total market value $14,863)	14,571	14,571
HSBC Securities, Inc., 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $51,395 (collateralized by U.S. Treasury Notes; 0.625%-1.875%, due 07/31/12-09/30/17; total market value $52,425)	51,395	51,395
UBS Warburg LLC, 0.230%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $8,687 (collateralized by U.S. Treasury Note; 1.875%, due 09/30/17; total market value $8,861)	8,687	8,687

Total Repurchase Agreements		238,459

Money Market Funds (16.9%)
Dreyfus Cash Management	60,000,000	60,000
JPMorgan Prime Money Market Fund	60,000,000	60,000

Total Money Market Funds		120,000

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Time Deposits (5.9%)
Calyon, 0.200%, 10/01/10(c)	21,001	21,001
Societe Generale, 0.150%, 10/01/10(c)	21,001	21,001

Total Time Deposits		42,002

Total Investments (Cost $710,892)(d) — 100.0%		710,892
Liabilities in excess of other assets — 0.0%		(344)

Net Assets — 100.0%		$710,548

(a)	Rate represents the effective yield at purchase.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 25.3% of net assets as of September 30, 2010.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	— Discount Note

LOC	— Letter of Credit

REFCORP	— Resolution Funding Corporation

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (60.1%)
Alabama (3.3%)
Birmingham Medical Clinic Board, University of Alabama Health Services Foundation P.C., RB, 0.350%, 10/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	195	195
Columbia Industrial Development Board Pollution Control, Alabama Power Co. Project, Ser C, RB, 0.320%, 10/01/10(a)(b)	3,000	3,000

		3,195

Iowa (9.0%)
Iowa Higher Education Loan Authority, St. Ambrose University, RB, 0.330%, 10/01/10, LOC: Northern Trust Co.(a)(b)	8,600	8,600

Louisiana (3.1%)
East Baton Rouge Parish Industrial Development Board, Inc., Exxon Mobil Corp. Project, Ser A, RB, 0.240%, 10/01/10(a)(b)	3,000	3,000

Michigan (3.1%)
University of Michigan, Ser A, RB, 0.270%, 10/01/10(a)(b)	3,000	3,000

Mississippi (3.1%)
Jackson County Mississippi Port Facility, Chevron USA, Inc. Project, RB, 0.270%, 10/01/10(a)(b)	3,000	3,000

New York (5.7%)
Metropolitan Transportation Authority, Ser G, RB, 0.260%, 10/06/10, LOC: BNP Paribas(a)(b)	5,465	5,465

Ohio (15.8%)
Allen County Ohio Hospital Facilities, Catholic Healthcare Partners, Ser A, RB, 0.300%, 10/01/10, LOC: Bank of America N.A.(a)(b)	10,000	10,000
Ohio State Water Development Authority Pollution Control Facilities, FirstEnergy Generation Corp., Ser A, RB, 0.270%, 10/01/10, LOC: Barclays Bank PLC(a)(b)	5,145	5,145

		15,145

Tennessee (0.4%)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Ser B, RB, 0.220%, 10/07/10(a)(b)	400	400

Virginia (16.6%)
Henrico County Economic Development Authority, Bon Secours Health Systems, Inc., Ser D, RB, 0.280%, 10/06/10, LOC: JPMorgan Chase Bank(a)(b)	3,635	3,635
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, Ser B, RB, 0.270%, 10/07/10, LOC: Branch Banking & Trust Co.(a)(b)	170	170
Virginia Commonwealth University Health System Authority, Ser A, RB, 0.260%, 10/01/10, LOC: Branch Banking & Trust Co.(a)(b)	7,400	7,400
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.320%, 10/01/10, AMBAC/County Guaranteed(a)(b)	4,675	4,675

		15,880

Total Municipal Bonds		57,685

Money Market Funds (40.2%)
Fidelity Institutional Tax-Exempt Portfolio	348,224	348

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Funds—continued

Goldman Sachs Financial Square Tax-Free Money Market Fund	38,219,188	38,219

Total Money Market Funds		38,567

Total Investments (Cost $96,252)(c) — 100.3%		96,252
Liabilities in excess of other assets — (0.3)%		(244)

Net Assets — 100.0%		$96,008

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

LOC	— Letter of Credit

RB	— Revenue Bond

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (41.2%)
Federal Farm Credit Bank (2.4%)
0.197%, 10/17/10(a)(b)	6,250	6,250

Federal Home Loan Bank (10.9%)
0.375%, 10/08/10	5,000	5,000
0.130%, 10/13/10(c)	23,500	23,499

		28,499

Federal Home Loan Mortgage Corporation (8.8%)
0.200%, 10/18/10(c)	10,000	9,999
0.200%, 10/26/10(c)	13,000	12,998

		22,997

Federal National Mortgage Association (19.1%)
0.200%, 10/06/10(c)	10,000	10,000
0.301%, 10/12/10(c)	12,500	12,499
0.220%, 10/13/10(c)	13,000	12,999
0.205%, 10/25/10(c)	14,500	14,499

		49,997

Total U.S. Government Agencies		107,743

Repurchase Agreements (51.1%)
Banc of America Securities, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $23,015 (collateralized by U.S. Government Agencies; DN-5.500%, due 07/15/11-10/15/19; total market value $23,475)	23,015	23,015
BNP Paribas, 0.180%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $36,402 (collateralized by U.S. Government Agencies; DN, due 04/15/30; total market value $37,130)	36,402	36,402
Commerzbank AG, 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $25,568 (collateralized by U.S. Treasury Notes; 0.625%-1.375%, due 06/30/12-10/15/12; total market value $26,082)	25,568	25,568
Deutsche Bank AG, 0.230%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $12,724 (collateralized by FNMA; DN, due 12/01/10; total market value $12,979)	12,724	12,724
HSBC Securities, Inc., 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $26,252 (collateralized by U.S. Treasury Note; 1.875%, due 09/30/17; total market value $26,782)	26,252	26,252
UBS Warburg LLC, 0.230%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $9,618 (collateralized by U.S. Treasury Note; 1.875%, due 09/30/17; total market value $9,814)	9,618	9,618

Total Repurchase Agreements		133,579

Money Market Funds (7.7%)
Goldman Sachs Financial Square Funds — Government Fund	10,000,000	10,000
JPMorgan U.S. Government Money Market Fund	10,000,000	10,000

Total Money Market Funds		20,000

Total Investments (Cost $261,322)(d) — 100.0%		261,322
Liabilities in excess of other assets — 0.0%		(108)

Net Assets — 100.0%		$261,213

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Rate represents the effective yield at purchase.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	— Discount Note

FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (32.6%)
U.S. Treasury Bills (32.6%)
0.155%, 10/14/10(a)	108,000	107,997
0.210%, 10/21/10(a)	34,000	33,996

Total U.S. Treasury Obligations		141,993

Repurchase Agreements (50.1%)
Banc of America Securities, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $35,984 (collateralized by U.S. Treasury Note; 2.375%, due 08/31/14; total market value $36,704)	35,984	35,984
BNP Paribas, 0.170%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $69,091 (collateralized by U.S. Treasury Note; 2.375%, due 04/15/11; total market value $70,473)	69,091	69,091
Commerzbank AG, 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $26,752 (collateralized by U.S. Treasury Notes; 1.250%-4.375%, due 12/15/10-08/31/17; total market value $27,289)	26,752	26,752
Deutsche Bank AG, 0.220%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $15,072 (collateralized by U.S. Treasury Note; 0.750%, due 08/15/13; total market value $15,373)	15,072	15,072
HSBC Securities, Inc., 0.200%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $67,074 (collateralized by U.S. Treasury Bond; 4.375%, due 11/15/39; total market value $68,421)	67,074	67,074
Royal Bank of Scotland, 0.190%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $532 (collateralized by U.S. Treasury Note; 4.000%, due 08/15/18; total market value $543)	532	532
UBS Warburg LLC, 0.210%, dated 09/30/10 to be repurchased on 10/01/10, repurchase price $3,215 (collateralized by U.S. Treasury Bill; DN, due 10/21/10; total market value $3,280)	3,215	3,215

Total Repurchase Agreements		217,720

Money Market Funds (17.3%)
Dreyfus Treasury & Agency Cash Management	33,206,000	33,206
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	33,206,000	33,206
JPMorgan U.S. Treasury Securities Money Market Fund	9,000,000	9,000

Total Money Market Funds		75,412

Total Investments (Cost $435,125)(b) — 100.0%		435,125
Liabilities in excess of other assets — 0.0%		(149)

Net Assets — 100.0%		$434,976

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	— Discount Note

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (88.6%)
District of Columbia (0.6%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.500%, 10/01/10, NATL-RE/FGIC, AMT	1,365	1,365

Mississippi (1.0%)
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser E, RB, 0.250%, 10/01/10, LOC: Chevron Corp.(a)(b)	1,250	1,250
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser F, RB, 0.250%, 10/01/10, LOC: Chevron Corp.(a)(b)	1,050	1,050

		2,300

Puerto Rico (6.2%)
Barclays Capital Municipal Trust Receipts Various States, Ser 10-B, RB, 0.250%, 10/07/10, Callable 08/01/17 @ 100, LIQ FAC: Barclays Bank PLC(a)(b)(c)	11,250	11,250
Puerto Rico Commonwealth, Ser A-9, GO, 0.220%, 10/07/10, LOC: Wells Fargo Bank N.A.(a)(b)	3,000	3,000

		14,250

Virginia (80.8%)
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 0.280%, 10/06/10, LOC: PNC Bank N.A.(a)(b)	3,515	3,515
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, 0.270%, 10/06/10, LIQ FAC: Inova Health System(a)(b)	4,900	4,900
Fairfax County, Ser D, GO, 2.000%, 10/01/10	6,000	6,000
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 0.270%, 10/07/10, LOC: Branch Banking & Trust Co.(a)(b)	4,840	4,840
Hanover County Economic Development Authority, Bon Secours-Maria Manor Nursing Care Center, Inc., Ser D-2, RB, 0.280%, 10/06/10, LOC: U.S. Bank N.A.(a)(b)	12,765	12,765
Harrisonburg Redevelopment & Housing Authority, Multifamily Housing, Stoney Ridge/Dale Forest, RB, 0.240%, 10/07/10, FHLMC(a)(b)	5,000	5,000
Henrico County Economic Development Authority, Bon Secours Health Systems, Inc., Ser D, RB, 0.280%, 10/06/10, LOC: JPMorgan Chase Bank(a)(b)	9,000	9,000
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 0.270%, 10/07/10, LOC: Branch Banking & Trust Co.(a)(b)	8,310	8,310
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, Ser B, RB, 0.270%, 10/07/10, LOC: Branch Banking & Trust Co.(a)(b)	6,860	6,860
James City County Economic Development Authority, Residential Care Facilities, United Methodist Homes, Inc., Ser C, RB, 0.280%, 10/07/10, LOC: LaSalle Bank N.A.(a)(b)	2,500	2,500

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

JPMorgan Chase Putters Drivers Trust Various States, Ser 3590, RB, 0.270%, 10/07/10, LIQ FAC: JPMorgan Chase & Co.(a)(b)(c)	5,000	5,000
JPMorgan Chase Putters Drivers Trust Various States, Ser 3791Z, RB, 0.270%, 10/07/10, LIQ FAC: JPMorgan Chase Bank(a)(b)	3,300	3,300
Loudoun County Industrial Development Authority, Day School, Inc., RB, 0.250%, 10/07/10, LOC: PNC Bank N.A.(a)(b)	12,635	12,635
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser E, RB, 0.230%, 10/06/10(a)(b)	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser F, RB, 0.230%, 10/06/10(a)(b)	4,715	4,715
Lynchburg Industrial Development Authority, Centra Health, Inc., Ser C, RB, 0.260%, 10/07/10, NATL-RE, LOC: Branch Banking & Trust Co.(a)(b)	7,285	7,285
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 0.320%, 10/07/10, LOC: Bank of America N.A.(a)(b)	8,835	8,835
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 0.320%, 10/07/10, LOC: Bank of America N.A.(a)(b)(d)	8,440	8,440
Peninsula Ports Authority, Riverside Health Systems Project, RB, 0.300%, 10/06/10(a)(b)	15,900	15,900
Tazewell County Industrial Development Authority, Jennmar Corp. of Virginia, Inc., RB, 0.370%, 10/07/10, LOC: PNC Bank N.A., AMT(a)(b)	4,050	4,050
Virginia Beach Development Authority, Wesleyan College Project, RB, 0.320%, 10/07/10, LOC: Bank of America N.A.(a)(b)	7,655	7,655
Virginia Beach, GO, 0.270%, 10/07/10(a)(b)(c)	4,745	4,745
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 0.270%, 10/07/10, LOC: Wachovia Bank N.A.(a)(b)	7,795	7,795
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.320%, 10/01/10, AMBAC/County Guaranteed(a)(b)	4,000	4,000
Virginia Commonwealth University, Health System Authority, Ser C, RB, 0.260%, 10/01/10, LOC: Branch Banking & Trust Co.(a)(b)	9,800	9,800
Virginia Housing Development Authority, Commonwealth Mortgage, Ser C07, RB, 0.340%, 10/06/10, GO of Authority, AMT(a)(b)(c)(d)	685	685
Virginia Small Business Financing Authority, Hampton University, Ser A, RB, 0.250%, 10/07/10, LOC: PNC Bank N.A.(a)(b)	5,000	5,000
Virginia Small Business Financing Authority, National Capital Area Council, RB, 0.270%, 10/07/10, LOC: Wachovia Bank N.A.(a)(b)	6,145	6,145

		184,775

Total Municipal Bonds		202,690

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (11.4%)
Goldman Sachs Financial Square Tax-Free Money Market Fund	26,021,931	26,022

Total Money Market Fund		26,022

Total Investments (Cost $228,712)(e) — 100.0%		228,712
Other assets in excess of liabilities — 0.0%		78

Net Assets — 100.0%		$228,790

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.

(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.5% of net assets as of September 30, 2010.

(d)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(e)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FHLMC	— Security guaranteed by Federal Home Loan Mortgage Corporation

GO	— General Obligation

LIQ FAC	— Liquidity Facilities

LOC	— Letter of Credit

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

RB	— Revenue Bond

See Notes to Financial Statements.

16

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands)
(Unaudited)

			Institutional
	Institutional	Institutional	U.S.	Institutional
	Cash	Municipal	Government	U.S. Treasury
	Management	Cash Reserve	Securities	Securities
	Money	Money	Money	Money
	Market Fund	Market Fund	Market Fund	Market Fund

Assets:
Total Investments, at Cost	$943,473	$23,382	$538,545	$888,051

Investments, at Value	$943,473	$23,382	$288,432	$542,146
Repurchase Agreements, at Value and Cost	—	—	250,113	345,905

Total Investments	943,473	23,382	538,545	888,051

Interest and Dividends Receivable	176	14	53	3
Receivable for Capital Shares Issued	38	—	4	2
Prepaid Expenses	48	7	63	65

Total Assets	943,735	23,403	538,665	888,121

Liabilities:
Income Distributions Payable	92	5	47	76
Investment Advisory Fees Payable	150	1	69	105
Administration, Fund Accounting and Transfer Agency Fees Payable	46	2	28	38
Compliance Services Fees Payable	49	1	1	15
Shareholder Services Fees Payable	—	—	—	6
Custodian Fees Payable	53	1	—	3
Trustee Fees Payable	27	—	—	8
Other Accrued Expenses	67	4	1	17

Total Liabilities	484	14	146	268

Net Assets	$943,251	$23,389	$538,519	$887,853

Net Assets Consist of:
Capital	$944,834	$23,390	$538,621	$887,981
Accumulated Net Investment Income	—	—	1	—
Accumulated Net Realized (Loss) from Investment Transactions	(1,583)	(1)	(103)	(128)

Net Assets	$943,251	$23,389	$538,519	$887,853

Net Assets:
Institutional Shares	$943,251	$23,389	$538,519	$743,214
Corporate Trust Shares	$—	$—	$—	$144,639
Shares Outstanding (unlimited number of shares authorized, no par value):
Institutional Shares	943,301	23,390	538,550	743,224
Corporate Trust Shares	—	—	—	144,641
Net Asset Value, Offering and Redemption Price Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Corporate Trust Shares	N/A	N/A	N/A	$1.00

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

17

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2010  (Amounts in thousands)
(Unaudited)

			U.S.
			Government	U.S.	Virginia
	Prime Quality	Tax-Exempt	Securities	Treasury	Tax-Free
	Money	Money	Money	Money	Money
	Market Fund	Market Fund	Market Fund	Market Fund	Market Fund

Assets:
Total Investments, at Cost	$710,892	$96,252	$261,322	$435,125	$228,712

Investments, at Value	$472,433	$96,252	$127,743	$217,405	$228,712
Repurchase Agreements, at Value and Cost	238,459	—	133,579	217,720	—

Total Investments	710,892	96,252	261,322	435,125	228,712

Interest and Dividends Receivable	327	17	12	2	156
Receivable for Capital Shares Issued	48	2	—	1	2
Prepaid Expenses	92	36	23	29	18

Total Assets	711,359	96,307	261,357	435,157	228,888

Liabilities:
Income Distributions Payable	111	57	19	27	10
Investment Advisory Fees Payable	278	95	36	49	25
Administration, Fund Accounting and Transfer Agency Fees Payable	79	29	15	19	8
Compliance Services Fees Payable	80	33	16	19	13
Distribution and Service Fees Payable	53	6	3	4	7
Custodian Fees Payable	29	10	6	5	7
Trustee Fees Payable	45	19	9	11	7
Accrued Expenses	136	50	40	47	21

Total Liabilities	811	299	144	181	98

Total Net Assets	$710,548	$96,008	$261,213	$434,976	$228,790

Net Assets Consist of:
Capital	$714,912	$96,140	$261,249	$435,143	$228,985
Accumulated Net Investment Income (Loss)	—	—	(6)	(27)	96
Accumulated Net Realized (Loss) from Investment Transactions	(4,364)	(132)	(30)	(140)	(291)

Net Assets	$710,548	$96,008	$261,213	$434,976	$228,790

Net Assets:
I Shares	$706,132	$95,375	$260,807	$433,908	$102,736
A Shares	$3,354	$633	$406	$1,068	$126,054
C Shares	$1,062	$—	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	706,223	95,402	260,820	433,917	102,735
A Shares	3,355	635	406	1,068	126,052
C Shares	1,063	—	—	—	—
Net Asset Value, Offering and Redemption Price Per Share:
I Shares	$1.00	$1.00	$1.00	$1.00	$1.00
A Shares	$1.00	$1.00	$1.00	$1.00	$1.00
C Shares(a)	$1.00	N/A	N/A	N/A	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

18

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

			Institutional
	Institutional	Institutional	U.S.	Institutional
	Cash	Municipal	Government	U.S. Treasury
	Management	Cash Reserve	Securities	Securities
	Money	Money	Money	Money
	Market Fund	Market Fund	Market Fund	Market Fund

Investment Income:
Interest Income	$2,727	$151	$1,980	$2,111
Dividend Income	315	2	10	1

Total Investment Income	3,042	153	1,990	2,112

Expenses:
Investment Advisory Fees	1,544	66	1,491	1,882
Administration, Fund Accounting and Transfer Agency Fees	329	13	280	350
Compliance Services Fees	49	3	70	72
Shareholder Service Fees — Corporate Trust Shares	—	—	—	478
Custodian Fees	47	5	22	17
Registration Fees	25	15	47	43
Trustee Fees	37	2	54	53
Other Fees	104	16	120	106

Total Expenses	2,135	120	2,084	3,001
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(29)	(33)	(576)	(1,011)
Less: Distribution Fees Waived — Corporate Trust Shares	—	—	—	(421)

Net Expenses	2,106	87	1,508	1,569

Net Investment Income	936	66	482	543

Net Realized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	15	—	(29)	18

Net Realized Gain (Loss) on Investments	15	—	(29)	18

Change in Net Assets from Operations	$951	$66	$453	$561

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

19

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2010  (Amounts in thousands)
(Unaudited)

			U.S.
			Government	U.S.	Virginia
	Prime Quality	Tax-Exempt	Securities	Treasury	Tax-Free
	Money	Money	Money	Money	Money
	Market Fund	Market Fund	Market Fund	Market Fund	Market Fund

Investment Income:
Interest Income	$4,897	$2,034	$802	$845	$372
Dividend Income	457	28	4	—	9

Total Investment Income	5,354	2,062	806	845	381

Expenses:
Investment Advisory Fees	11,007	3,308	2,208	2,810	577
Administration, Fund Accounting and Transfer Agency Fees	587	204	109	137	39
Compliance Services Fees	126	36	22	27	5
Distribution and Service Fees — A Shares	1,707	149	121	206	106
Distribution and Service Fees — C Shares	1	—	—	—	—
Custodian Fees	55	13	10	9	4
Registration Fees	45	27	26	27	14
Trustee Fees	94	27	16	20	4
Other Fees	284	68	53	63	10

Total Expenses	13,906	3,832	2,565	3,299	759
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(8,214)	(2,223)	(1,843)	(2,391)	(379)
Less: Distribution Fees Waived — A Shares	(1,199)	(86)	(96)	(171)	(60)
Less: Distribution Fees Waived — C Shares	(1)	—	—	—	—

Net Expenses	4,492	1,523	626	737	320

Net Investment Income	862	539	180	108	61

Net Realized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	30	(1)	(8)	7	(5)

Net Realized Gain (Loss) on Investments	30	(1)	(8)	7	(5)

Change in Net Assets from Operations	$892	$538	$172	$115	$56

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

20

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Institutional		Institutional		Institutional		Institutional
	Cash Management		Municipal Cash Reserve		U.S. Government Securities		U.S. Treasury Securities
	Money Market Fund		Money Market Fund		Money Market Fund		Money Market Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$936	$5,827	$66	$272	$482	$3,352	$543	$1,645
Net Realized Gain (Loss) from Investment Transactions	15	70	—	1	(29)	2	18	41

Change in Net Assets from Operations	951	5,897	66	273	453	3,354	561	1,686

Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	(994)	(5,826)	(67)	(272)	(522)	(3,352)	(619)	(1,546)
Corporate Trust Shares	—	—	—	—	—	—	(49)	(100)

Total Dividends and Distributions	(994)	(5,826)	(67)	(272)	(522)	(3,352)	(668)	(1,646)

Change in Net Assets from Capital Transactions	(2,017,777)	(585,083)	(43,226)	(13,117)	(2,211,798)	(330,520)	(2,244,166)	13,118

Change in Net Assets	(2,017,820)	(585,012)	(43,227)	(13,116)	(2,211,867)	(330,518)	(2,244,273)	13,158

Net Assets:
Beginning of Period	2,961,071	3,546,083	66,616	79,732	2,750,386	3,080,904	3,132,126	3,118,968

End of Period	$943,251	$2,961,071	$23,389	$66,616	$538,519	$2,750,386	$887,853	$3,132,126

Accumulated Net Investment Income (Loss), End of Period	$—	$58	$—	$1	$1	$41	$—	$125

Capital Transactions:
Institutional Shares:
Proceeds from Shares Issued	$3,940,447	$7,823,758	$153,786	$205,324	$1,573,530	$5,063,932	$4,165,255	$8,237,078
Dividends Reinvested	131	368	—	—	57	445	89	112
Cost of Shares Redeemed	(5,958,355)	(8,409,209)	(197,012)	(218,441)	(3,785,385)	(5,394,897)	(6,122,554)	(8,166,503)

Change in Net Assets from Institutional Shares	(2,017,777)	(585,083)	(43,226)	(13,117)	(2,211,798)	(330,520)	(1,957,210)	70,687

Corporate Trust Shares:
Proceeds from Shares Issued	—	—	—	—	—	—	73,473	359,747
Cost of Shares Redeemed	—	—	—	—	—	—	(360,429)	(417,316)

Change in Net Assets from Corporate Trust Shares	—	—	—	—	—	—	(286,956)	(57,569)

Change in Net Assets from Capital Transactions	$(2,017,777)	$(585,083)	$(43,226)	$(13,117)	$(2,211,798)	$(330,520)	$(2,244,166)	$13,118

Share Transactions:
Institutional Shares:
Issued	3,938,913	7,823,758	153,786	205,324	1,573,459	5,063,932	4,165,152	8,237,078
Reinvested	131	368	—	—	57	445	89	112
Redeemed	(5,958,355)	(8,409,209)	(197,012)	(218,441)	(3,785,385)	(5,394,897)	(6,122,472)	(8,166,503)

Change in Institutional Shares	(2,019,311)	(585,083)	(43,226)	(13,117)	(2,211,869)	(330,520)	(1,957,231)	70,687

Corporate Trust Shares:
Issued	—	—	—	—	—	—	73,377	359,747
Redeemed	—	—	—	—	—	—	(360,429)	(417,316)

Change in Corporate Trust Shares	—	—	—	—	—	—	(287,052)	(57,569)

Change in Shares	(2,019,311)	(585,083)	(43,226)	(13,117)	(2,211,869)	(330,520)	(2,244,283)	13,118

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

21

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Prime Quality		Tax-Exempt		U.S. Government Securities
	Money Market Fund		Money Market Fund		Money Market Fund
	04/01/10-	04/01/09-	04/01/10-	04/01/09-	04/01/10-	04/01/09-
	09/30/10	03/31/10	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$862	$3,423	$539	$1,711	$180	$665
Net Realized Gain (Loss) from Investment Transactions	30	106	(1)	(58)	(8)	—

Change in Net Assets from Operations	892	3,529	538	1,653	172	665

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(650)	(2,815)	(550)	(1,659)	(163)	(617)
A Shares	(245)	(607)	(20)	(52)	(16)	(48)

Total Dividends and Distributions	(895)	(3,422)	(570)	(1,711)	(179)	(665)

Change in Net Assets from Capital Transactions	(4,164,449)	(2,398,401)	(1,656,517)	(174,921)	(648,955)	(313,297)

Change in Net Assets	(4,164,452)	(2,398,294)	(1,656,549)	(174,979)	(648,962)	(313,297)

Net Assets:
Beginning of Period	4,875,000	7,273,294	1,752,557	1,927,536	910,175	1,223,472

End of Period	$710,548	$4,875,000	$96,008	$1,752,557	$261,213	$910,175

Accumulated Net Investment Income (Loss), End of Period	$—	$33	$—	$31	$(6)	$(7)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$733,261	$2,521,354	$481,891	$1,427,101	$242,660	$814,707
Dividends Reinvested	110	399	—	—	1	6
Cost of Shares Redeemed	(2,408,472)	(3,589,572)	(1,925,647)	(1,456,519)	(711,144)	(964,650)

Change in Net Assets from I Shares	(1,675,101)	(1,067,819)	(1,443,756)	(29,418)	(468,483)	(149,937)

A Shares:
Proceeds from Shares Issued	320,297	611,704	70,443	202,668	80,704	153,030
Dividends Reinvested	244	607	21	52	16	48
Cost of Shares Redeemed	(2,809,817)	(1,941,780)	(283,225)	(348,223)	(261,192)	(316,438)

Change in Net Assets from A Shares	(2,489,276)	(1,329,469)	(212,761)	(145,503)	(180,472)	(163,360)

C Shares:
Proceeds from Shares Issued	55	51	—	—	—	—
Cost of Shares Redeemed	(127)	(1,164)	—	—	—	—

Change in Net Assets from C Shares	(72)	(1,113)	—	—	—	—

Change in Net Assets from Capital Transactions	$(4,164,449)	$(2,398,401)	$(1,656,517)	$(174,921)	$(648,955)	$(313,297)

Share Transactions:
I Shares:
Issued	731,337	2,521,354	481,801	1,427,101	242,640	814,707
Reinvested	110	399	—	—	1	6
Redeemed	(2,408,203)	(3,589,572)	(1,925,610)	(1,456,519)	(711,138)	(964,650)

Change in I Shares	(1,676,756)	(1,067,819)	(1,443,809)	(29,418)	(468,497)	(149,937)

A Shares:
Issued	317,682	611,704	70,393	202,668	80,694	153,030
Reinvested	244	607	20	52	16	48
Redeemed	(2,809,817)	(1,941,780)	(283,224)	(348,223)	(261,192)	(316,438)

Change in A Shares	(2,491,891)	(1,329,469)	(212,811)	(145,503)	(180,482)	(163,360)

C Shares:
Issued	54	51	—	—	—	—
Redeemed	(127)	(1,164)	—	—	—	—

Change in C Shares	(73)	(1,113)	—	—	—	—

Change in Shares	(4,168,720)	(2,398,401)	(1,656,620)	(174,921)	(648,979)	(313,297)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

22

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Treasury		Virginia Tax-Free
	Money Market Fund		Money Market Fund
	04/01/10 -	04/01/09 -	04/01/10 -	04/01/09 -
	09/30/10	03/31/10	09/30/10	03/31/10
	(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$108	$562	$61	$233
Net Realized Gain (Loss) from Investment Transactions	7	17	(5)	61

Change in Net Assets from Operations	115	579	56	294

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(183)	(514)	(63)	(196)
A Shares	(34)	(49)	(15)	(37)
Net Realized Gains:
I Shares	—	—	(131)	—
A Shares	—	—	(155)	—

Total Dividends and Distributions	(217)	(563)	(364)	(233)

Change in Net Assets from Capital Transactions	(690,515)	(375,107)	(85,781)	(125,420)

Change in Net Assets	(690,617)	(375,091)	(86,089)	(125,359)

Net Assets:
Beginning of Period	1,125,593	1,500,684	314,879	440,238

End of Period	$434,976	$1,125,593	$228,790	$314,879

Accumulated Net Investment Income (Loss), End of Period	$(27)	$82	$96	$113

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$368,554	$869,302	$91,841	$242,200
Dividends Reinvested	4	12	27	26
Cost of Shares Redeemed	(730,790)	(1,311,513)	(151,331)	(282,467)

Change in Net Assets from I Shares	(362,232)	(442,199)	(59,463)	(40,241)

A Shares:
Proceeds from Shares Issued	75,008	375,553	68,629	192,489
Dividends Reinvested	33	49	170	37
Cost of Shares Redeemed	(403,324)	(308,510)	(95,117)	(277,705)

Change in Net Assets from A Shares	(328,283)	67,092	(26,318)	(85,179)

Change in Net Assets from Capital Transactions	$(690,515)	$(375,107)	$(85,781)	$(125,420)

Share Transactions:
I Shares:
Issued	368,418	869,302	91,833	242,200
Reinvested	4	12	27	26
Redeemed	(730,790)	(1,311,513)	(151,331)	(282,467)

Change in I Shares	(362,368)	(442,199)	(59,471)	(40,241)

A Shares:
Issued	74,966	375,553	68,627	192,489
Reinvested	33	49	170	37
Redeemed	(403,307)	(308,510)	(95,109)	(277,705)

Change in A Shares	(328,308)	67,092	(26,312)	(85,179)

Change in Shares	(690,676)	(375,107)	(85,783)	(125,420)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

23

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

										Ratio	Ratio of	Ratio of
			Net							of	Net	Expenses to
			Realized							Net	Investment	Average Net
			and				Net			Expenses	Income	Assets
	Net Asset	Net	Unrealized		Dividends	Total	Asset			to	to	(Excluding
	Value,	Investment	Gains		from Net	Dividends	Value,		Net Assets,	Average	Average	Waivers
	Beginning	Income	(Losses) on	Total From	Investment	and	End of	Total	End of	Net	Net	and
	of Period	(Loss)	Investments	Operations	Income	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)
Institutional Cash Management Money Market Fund
Institutional Shares
Period Ended September 30, 2010∧	$1.00	$—	$—	$—	$—	$—	$1.00	0.04%	$943,251	0.17%	0.08%	0.17%
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.19	2,961,071	0.19 (a)	0.19	0.20 (a)
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.85	3,546,083	0.18 (a)	1.87	0.19 (a)
Year Ended March 31, 2008	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.75 (b)	4,095,460	0.16	4.62 (b)	0.17
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	5.17	3,829,060	0.16	5.06	0.16
Year Ended March 31, 2006	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.62	2,975,521	0.17	3.60	0.19
Institutional Municipal Cash Reserve Money Market Fund
Institutional Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.08	23,389	0.20	0.15	0.27
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.29	66,616	0.21 (a)	0.28	0.26 (a)
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.61	79,732	0.21 (a)	1.59	0.24 (a)
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.26	131,163	0.20	3.06	0.22
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.42	116,482	0.20	3.35	0.23
Period Ended March 31, 2006(3)	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.79	125,982	0.19	2.78	0.23
Institutional U.S. Government Securities Money Market Fund
Institutional Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.03	538,519	0.15	0.05	0.20
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.11	2,750,386	0.16	0.11	0.19
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.51	3,080,904	0.18	1.40	0.18
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.54	2,387,698	0.18	4.15	0.19
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	5.04	889,213	0.19	4.93	0.19
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.51	951,775	0.21	3.48	0.21
Institutional U.S. Treasury Securities Money Market Fund
Institutional Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.03	743,214	0.12	0.05	0.19
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.06	2,700,518	0.12	0.06	0.19
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.99	2,629,798	0.17	0.81	0.18
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.09	1,818,974	0.18	3.73	0.18
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	5.03	715,831	0.18	4.93	0.18
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.41	901,777	0.20	3.45	0.20
Corporate Trust Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.01	144,639	0.15	0.02	0.44
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.02	431,608	0.17	0.02	0.44
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.77	489,170	0.40	0.82	0.43
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.83	1,329,198	0.43	3.76	0.43
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.77	1,266,353	0.43	4.67	0.43
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.17	2,068,462	0.44	3.14	0.44

See Notes to Financial Highlights and Notes to Financial Statements.

24

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

											Ratio	Ratio of	Ratio of
			Net								of	Net	Expenses to
			Realized								Net	Investment	Average Net
			and				Net				Expenses	Income	Assets
	Net Asset	Net	Unrealized		Dividends	Total	Asset				to	to	(Excluding
	Value,	Investment	Gains		from Net	Dividends	Value,			Net Assets,	Average	Average	Waivers
	Beginning	Income	(Losses) on	Total From	Investment	and	End of	Total		End of	Net	Net	and
	of Period	(Loss)	Investments	Operations	Income	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)
Prime Quality Money Market Fund
I Shares
Period Ended September 30, 2010∧	$1.00	$—	$—	$—	$—	$—	$1.00	0.03%		$706,132	0.19%	0.06%	0.57%
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.09		2,381,233	0.31	0.10	0.59
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.55	(c)	3,448,997	0.55	1.55 (c)	0.55
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.46	(d)	3,834,993	0.52	4.34 (d)	0.52
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.83		3,248,781	0.53	4.73	0.53
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.25		2,976,881	0.58	3.19	0.61
A Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.01		3,354	0.23	0.02	0.72
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.02		2,492,632	0.39	0.02	0.74
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.40	(c)	3,822,051	0.69	1.51 (c)	0.70
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.30	(d)	6,523,136	0.67	4.21 (d)	0.67
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.67		5,917,224	0.68	4.59	0.68
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.08		4,011,561	0.74	3.16	0.76
C Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.01		1,062	0.23	0.02	0.83
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.02		1,135	0.39	0.02	0.84
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.31	(c)	2,246	0.78	1.45 (c)	0.79
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.20	(d)	4,129	0.77	4.11 (d)	0.77
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.57		3,733	0.78	4.47	0.78
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.01		3,991	0.82	2.81	1.10
Tax-Exempt Money Market Fund
I Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.04		95,375	0.19	0.08	0.49
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.11		1,539,158	0.27	0.11	0.51
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.20		1,568,626	0.48	1.18	0.50
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.94		1,573,560	0.48	2.85	0.48
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.15		1,157,688	0.48	3.10	0.48
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	2.27		1,172,717	0.50	2.25	0.53
A Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.01		633	0.26	0.02	0.64
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.02		213,399	0.37	0.02	0.66
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.05		358,910	0.63	1.07	0.65
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.78		590,345	0.63	2.75	0.63
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.00		594,416	0.63	2.95	0.63
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	2.12		671,164	0.65	2.10	0.68
U.S. Government Securities Money Market Fund
I Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.03		260,807	0.15	0.05	0.61
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.07		729,297	0.22	0.07	0.60
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.16		879,234	0.57	1.32	0.58
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.12		2,108,351	0.58	3.71	0.58
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.62		691,145	0.59	4.56	0.59
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.07		413,893	0.62	2.99	0.65
A Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.01		406	0.18	0.02	0.76
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.02		180,878	0.30	0.02	0.75
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.01		344,238	0.72	0.96	0.74
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.96		333,593	0.74	3.86	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.46		257,949	0.74	4.37	0.74
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.91		253,648	0.77	2.91	0.80

See Notes to Financial Highlights and Notes to Financial Statements.

25

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

										Ratio	Ratio of	Ratio of
			Net							of	Net	Expenses to
			Realized							Net	Investment	Average Net
			and				Net			Expenses	Income	Assets
	Net Asset	Net	Unrealized		Dividends	Total	Asset			to	to	(Excluding
	Value,	Investment	Gains		from Net	Dividends	Value,		Net Assets,	Average	Average	Waivers
	Beginning	Income	(Losses) on	Total From	Investment	and	End of	Total	End of	Net	Net	and
	of Period	(Loss)	Investments	Operations	Income	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)
U.S. Treasury Money Market Fund
I Shares
Period Ended September 30, 2010∧	$1.00	$—	$—	$—	$—	$—	$1.00	0.02%	$433,908	0.14%	0.03%	0.60%
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.05	796,213	0.15	0.06	0.60
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.75	1,238,400	0.41	0.72	0.58
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.67	1,130,334	0.58	3.57	0.59
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.61	1,025,065	0.58	4.50	0.58
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.99	1,650,172	0.60	2.98	0.63
A Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.01	1,068	0.16	—	0.75
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.02	329,380	0.17	0.02	0.75
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.61	262,284	0.48	0.31	0.73
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.52	101,460	0.73	3.03	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.45	31,554	0.73	4.41	0.73
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.84	12,366	0.75	3.12	0.76
Virginia Tax-Free Money Market Fund
I Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.15	102,736	0.19	0.07	0.45
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.11	162,341	0.28	0.11	0.50
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.25	202,553	0.46	1.28	0.47
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.97	294,937	0.44	2.91	0.45
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.14	230,191	0.45	3.09	0.45
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	2.33	226,319	0.46	2.28	0.46
A Shares
Period Ended September 30, 2010∧	1.00	—	—	—	—	—	1.00	0.12	126,054	0.25	0.01	0.60
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.02	152,538	0.38	0.02	0.65
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.09	237,685	0.61	1.17	0.62
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.82	418,242	0.59	2.75	0.60
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.98	378,541	0.60	2.94	0.60
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	2.16	303,752	0.62	2.12	0.68

See Notes to Financial Highlights and Notes to Financial Statements.

26

NOTES TO FINANCIAL HIGHLIGHTS

∧	Unaudited.

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Commenced operations on August 2, 2005.

(a)	The Institutional Cash Management Money Market Fund and the Institutional Municipal Cash Reserve Money Market Funds’ net and gross expense ratios include expenses related to the Funds’ participation in the U. S. Department of Treasury’s Temporary Guarantee Program for money market funds as listed below: (See Notes to Financial Statements)

	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
Institutional Cash Management Money Market Fund	0.02%	0.02%
Institutional Municipal Cash Reserve Money Market Fund	0.01%	0.02%

(b)	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the total return and ratio of net investment income to average net assets would have been 3.65% and 4.52%, respectively.

(c)	During the year ended March 31, 2009, the Fund received certain payments by an affiliate. These payments had no impact to the ratio of net investment income to average net assets. Absent these payments, the total return would have been 0.55%, 0.40% and 0.31% for I shares, A shares, and C shares respectively.

(d)	During the year ended March 31, 2008, the Fund received certain payments by and affiliate. Absent these payments, the ratio of net investment income to average net assets would have been 4.14% for I shares, 4.01% for A shares, and 3.91% for C shares. There was no impact to the total return as a result of these payments.

Amounts designated as “—” are $0 or have been rounded to $0.

27

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 50 funds as of September 30, 2010. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund, Institutional U.S. Treasury Securities Money Market Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund and Institutional U.S. Government Securities Money Market Fund offer Institutional Shares only. The Institutional U.S. Treasury Securities Money Market Fund offers Institutional Shares and Corporate Trust Shares. The Prime Quality Money Market Fund offers I Shares, A Shares and C Shares. The Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund offer I Shares and A Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Investment securities are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. Investments in other investment companies are valued at their respective daily net asset value.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the

28

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.

The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2010 (amounts in thousands):

		Level 2 - Other
	Level 1 -	Significant	Level 3 - Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Institutional Cash Management Money Market Fund
Certificates of Deposit[1]	—	64,000	—	64,000
Commercial Paper[1]	—	121,489	—	121,489
Municipal Bonds[2]	—	301	—	301
Short-Term Investment	—	47,654	—	47,654
Money Market Funds	545,025	—	—	545,025
Time Deposits	—	165,004	—	165,004

Total Investments	545,025	398,448	—	943,473

Institutional Municipal Cash Reserve Money Market Fund
Municipal Bonds[2]	—	12,925	—	12,925
Money Market Funds	10,457	—	—	10,457

Total Investments	10,457	12,925	—	23,382

Institutional U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	218,432	—	218,432
Repurchase Agreements	—	250,113	—	250,113
Money Market Funds	70,000	—	—	70,000

Total Investments	70,000	468,545	—	538,545

Institutional U.S. Treasury Securities Money Market Fund
U.S. Treasury Obligations	—	402,146	—	402,146
Repurchase Agreements	—	345,905	—	345,905
Money Market Funds	140,000	—	—	140,000

Total Investments	140,000	748,051	—	888,051

Prime Quality Money Market Fund
Certificates of Deposit[1]	—	114,600	—	114,600
Commercial Paper[1]	—	195,031	—	195,031
U.S. Government Agency	—	800	—	800
Repurchase Agreements	—	238,459	—	238,459
Money Market Funds	120,000	—	—	120,000
Time Deposits	—	42,002	—	42,002

Total Investments	120,000	590,892	—	710,892

29

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

		Level 2 - Other
	Level 1 -	Significant	Level 3 - Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Tax-Exempt Money Market Fund
Municipal Bonds[2]	—	57,685	—	57,685
Money Market Funds	38,567	—	—	38,567

Total Investments	38,567	57,685	—	96,252

U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	107,743	—	107,743
Repurchase Agreements	—	133,579	—	133,579
Money Market Funds	20,000	—	—	20,000

Total Investments	20,000	241,322	—	261,322

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	141,993	—	141,993
Repurchase Agreements	—	217,720	—	217,720
Money Market Funds	75,412	—	—	75,412

Total Investments	75,412	359,713	—	435,125

Virginia Tax-Free Money Market Fund
Municipal Bonds[2]	—	202,690	—	202,690
Money Market Fund	26,022	—	—	26,022

Total Investments	26,022	202,690	—	228,712

[1]	Please see the Portfolio of Investments for Sector Classification.

[2]	Please see the Portfolio of Investments for State Classification.

As of September 30, 2010, there were no Level 3 securities in the Funds.

For the six months ended September 30, 2010, there were no securities classified as Level 3 in the Funds.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2010 from the valuation input levels used on June 30, 2010.

Recent Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06 to Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures — Overall”. The amendment requires the disclosure of purchases, sales, issuances, and settlements in the Level 3 rollforward on a gross basis. The amendment is effective for interim and fiscal periods beginning after December 15, 2010. Management is currently evaluating the impact this guidance will have on the Funds’ related disclosures.

Security Transactions and Investment Income — Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities

30

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

(“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. The Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of September 30, 2010, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as shareholder services fees, if any, are borne by that class. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more likely than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Management of the Funds has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include the United States and certain states, as applicable. As of September 30,

31

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

2010, open tax years include the tax years of 2007 through 2010. The Funds have no examinations in progress and none are expected at this time.

3.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust, have entered into an advisory agreement. StableRiver Capital Management LLC (the “Subadviser”), a wholly-owned subsidiary of the Investment Adviser, serves as the Subadviser for the Funds.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $1 billion, a discount of 5% applies on the next $1.5 billion, a discount of 10% applies on the next $2.5 billion and a discount of 20% applies on amounts over $5 billion. Fee rates for the six months ended September 30, 2010, were as follows:

	Maximum	Discounted	Advisory Fees	Net
	Annual	Annual	Waived/Expenses	Annual
Fund	Advisory Fee(%)*	Advisory Fee(%)*	Reimbursed(%)*	Fees Paid(%)*

Institutional Cash Management Money Market Fund	0.13	0.13	—	0.13
Institutional Municipal Cash Reserve Money Market Fund	0.15	0.15	(0.04)	0.11
Institutional U.S. Government Securities Money Market Fund	0.15	0.15	(0.03)	0.12
Institutional U.S. Treasury Securities Money Market Fund	0.15	0.15	(0.04)	0.11
Prime Quality Money Market Fund	0.55	0.52	(0.19)	0.33
Tax-Exempt Money Market Fund	0.45	0.44	(0.15)	0.29
U.S. Government Securities Money Market Fund	0.55	0.55	(0.23)	0.32
U.S. Treasury Money Market Fund	0.55	0.55	(0.23)	0.32
Virginia Tax-Free Money Market Fund	0.40	0.40	(0.13)	0.27

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0% or have been rounded to 0%.

The Investment Adviser and the Subadviser have contractually agreed, until at least August 1, 2011, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Annual Operating Expenses (excluding taxes, brokerage commissions extraordinary expenses and Underlying Fund Fees and Expenses) expressed as a percentage of average daily net assets, as noted below:

Total Annual
Operating
Fund	Expenses(%)

Institutional Cash Management Money Market Fund	0.17
Institutional Municipal Cash Reserve Money Market Fund	0.20
Institutional U.S. Government Securities Money Market Fund	0.20
Institutional U.S. Treasury Securities Money Market Fund, Institutional Shares	0.20
Institutional U.S. Treasury Securities Money Market Fund, Corporate Trust Shares	0.45

Under the Expense Limitation Agreements, the Investment Adviser may recoup the difference between the Total Annual Operating Expenses identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements, at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ration to exceed any state contractual expense cap in place at that time. During the six months ended September 30, 2010, the Investment Adviser did not recapture any or its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2010, the cumulative potential recoupments based on

32

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

contractual reimbursements within three years from the date of the corresponding Expense Limitation Agreement are as follows (in thousands):

	Expires
Fund	2011($)	2012($)	2013($)	2014($)

Institutional Municipal Cash Reserve Money Market Fund	4	9	46	31

The Investment Adviser and/or other service providers, including participating organizations subject to the Shareholder Services Plan described below, may from time to time voluntarily agree to waive all or a portion of their fees from the Funds, or in some cases reimburse the Funds. Any such waiver may be discontinued or modified at any time. The amount of any waived and/or reimbursed fees is subject to recoupment by the Investment Adviser and/or other service providers from the Fund within the same calendar year in which the fees were waived and/or reimbursed and the three subsequent calendar years, provided that no amount may be recouped that would cause the Fund’s total expense ratio to exceed any stated contractual expense cap. The Fund’s total return and yield would be lower in the absence of any such waiver. Recoupment amounts will be made only upon certain conditions agreed upon by the Funds’ Board of Trustees (“Board”). As of September 30, 2010, the cumulative potential recoupment amounts based on reimbursements within three subsequent calendar years from such voluntary waivers are as follows (in thousands):

	Expires
Fund	2012($)	2013($)	2014($)

Institutional Cash Management Money Market Fund	389	162	29
Institutional Municipal Cash Reserve Money Market Fund	8	—	2
Institutional U.S. Government Securities Money Market Fund	—	794	576
Institutional U.S. Treasury Securities Money Market Fund	231	2,797	1,432
Prime Quality Money Market Fund	97	18,324	9,414
Tax Exempt Money Market Fund	260	4,283	2,309
U.S. Government Money Market Fund	180	4,201	1,939
U.S. Treasury Money Market Fund	2,702	5,571	2,562
Virginia Tax-Free Money Market Fund	32	838	439

Amounts designated as “—” are $0 or have been rounded to $0.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $3,057 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator also separately agreed to provide, for the benefit of shareholders, annual fee waivers and certain administrative services at an annual value of $950,000. Such payments and fee waivers will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum, subject to a minimum annual fee of $172,000 for its services.

Shareholder Servicing Agreement — The Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays participating organizations, including SunTrust Bank, a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Corporate Trust Shares, computed daily and paid monthly, which may be used by the participating organizations to provide compensation to service providers that have agreed to provide

33

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

shareholder support services for their own customers who own Corporate Trust Shares of the Fund. During the six months ended September 30, 2010, SunTrust Bank voluntarily waived a portion of this fee. Recoupment of such voluntarily waived fees will be made only upon certain conditions agreed upon by the Board.

Custodian Agreements — SunTrust Bank acts as custodian for the Funds, except for the Institutional Cash Management Money Market Fund, which has appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the Trust are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. Since November 20, 2009, retainer and meeting fees were as follows:

	Chairman($)	Trustee($)

Annual Retainer	100,000	80,000
Regular Meeting Fee	7,500	6,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

Effective November 10, 2010, the Board approved a 5% increase across all fee elements.

The Investment Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $1,080,000 for these services. During the six months ended September 30, 2010, the Investment Adviser was paid $540,000 for these services. In addition, the Administrator provides staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and receives an annual fee of $171,485 for providing these services. The fees above are allocated based on average daily net assets of the Trust and are reflected on the Statements of Operations as “Compliance Services Fees”.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust to act as an agent in placing repurchase agreements for the Trust. For the six months ended September 30, 2010, the following Funds paid SunTrust Robinson Humphrey, Inc., through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

Fund	Fee($)

Institutional U.S. Government Securities Money Market Fund	22
Institutional U.S. Treasury Securities Money Market Fund	26
Prime Quality Money Market Fund	10
U.S. Government Securities Money Market Fund	11
U.S. Treasury Securities Money Market Fund	11

4.	Federal Tax Information

At September 30, 2010, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were substantially the same as amounts reported for financial reporting purposes.

34

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2010, was as follows (in thousands):

	Distributions Paid From
	Ordinary	Tax-Exempt	Total Distributions
Fund	Income($)	Income($)	Paid($)*

Institutional Cash Management Money Market Fund	7,241	—	7,241
Institutional Municipal Cash Reserve Money Market Fund	—	292	292
Institutional U.S. Government Securities Money Market Fund	4,187	—	4,187
Institutional U.S. Treasury Securities Money Market Fund	2,082	—	2,082
Prime Quality Money Market Fund	3,916	—	3,916
Tax-Exempt Money Market Fund	—	1,835	1,835
U.S. Government Securities Money Market Fund	752	—	752
U.S. Treasury Money Market Fund	660	—	660
Virginia Tax-Free Money Market Fund	—	259	259

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of March 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

							Total
	Undistributed				Accumulated	Unrealized	Accumulated
	Ordinary	Tax-Exempt	Accumulated	Distributions	Capital and	Appreciation/	Earnings
Fund	Income($)	Income($)	Earnings($)	Payable($)	Other Losses($)*	(Depreciation)	(Deficit)($)

Institutional Cash Management Money Market Fund	190	—	190	(132)	(1,598)	—	(1,540)
Institutional Municipal Cash Reserve Money Market Fund	—	15	15	(15)	—	—	—
Institutional U.S. Government Securities Money Market Fund	148	—	148	(107)	(74)	—	(33)
Institutional U.S. Treasury Securities Money Market Fund	230	—	230	(105)	(146)	—	(21)
Prime Quality Money Market Fund	181	—	181	(148)	(4,394)	—	(4,361)
Tax-Exempt Money Market Fund	—	143	143	(112)	(131)	—	(100)
U.S. Government Securities Money Market Fund	26	—	26	(33)	(22)	—	(29)
U.S. Treasury Money Market Fund	114	—	114	(32)	(147)	—	(65)
Virginia Tax-Free Money Market Fund	—	127	127	(14)	—	—	113

*	As of the latest tax year end of March 31, 2010, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders (in thousands):

	Expires
Fund	2013($)	2014($)	2015($)	2016($)	2017($)	2018($)

Institutional Cash Management Money Market Fund	—	—	101	—	1,203	294
Institutional Municipal Cash Reserve Money Market Fund	—	—	—	—	—	—
Institutional U.S. Government Securities Money Market Fund	—	—	—	—	—	74
Institutional U.S. Treasury Securities Money Market Fund	15	110	12	—	—	9
Prime Quality Money Market Fund	—	—	—	26	3,265	1,103
Tax-Exempt Money Market Fund	—	—	—	—	48	83
U.S. Government Securities Money Market Fund	—	—	—	—	—	22
U.S. Treasury Money Market Fund	92	42	5	—	—	8

35

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

During the year ended March 31, 2010, the Institutional Municipal Cash Reserve Money Market Fund utilized $1, in thousands, in capital loss carryforwards.

Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

Amounts designated as “—” are $0 or have been rounded to $0.

5.	Risks

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

6.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued and there are no subsequent events to report, except as noted below.

On August 27, 2010, the Board of Trustees of the RidgeWorth Funds approved a Plan of Liquidation to close the Funds and provide for their orderly liquidation effective upon the earlier of (i) the redemption of all of a Fund’s assets or (ii) on or about November 30, 2010 (the “Liquidation Date”).

Effective October 10, 2010, Foreside Compliance Services, LLC (“FCS”) provides (i) the individual that serves as the Trust’s CCO, and supporting personnel, at a rate of $23,000 per month pursuant to a Fund Compliance Services Agreement; (ii) personnel to assist the compliance staff provided to the Trust by the Investment Adviser, particularly in connection with oversight of the Trust’s service providers, pursuant to a CCO Support Services Agreement at a rate of $5,000 per month, and (iii) an Anti-Money Laundering Officer and Identity Theft Prevention Officer to the Trust (“AML Officer”) under an AML Services Agreement. FCS does not receive additional compensation for the services of the AML Officer. The fees above are allocated based on average daily net assets of the Trust.

36

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Information pertaining to the Independent Trustees of the Trust is set forth below.

				Number of
Name, Business		Term of		Portfolios
Address, State of	Position	Office and	Principal	in Fund	Other
Residence and	Held With	Length of	Occupation(s)	Complex	Directorships
Age	Trust	Time Served	During the Past 5 Years	Overseen	Held
Jeffrey M. Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 60	Trustee	Indefinite; since January 2007	Retired. Chief Operating Officer, Cedar Brook Financial Partners LLC (March 2008-January 2010). Retired (2006-March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	50	GenSpring Trust.

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta.	50	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.; Acuity Brands, Inc.; GenSpring Trust.

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 61	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	50	Total System Services, Inc.; GenSpring Trust.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 69	Trustee	Indefinite; since November 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001)	50	WellPoint, Inc.; UniSource Energy Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 52	Trustee	Indefinite; since May 2005	Vice President, Chief of Internal Audit, Corporate Audit Department (August 2009-Present), Vice President Global Finance Transformation (March 2007-July 2009), Vice President and Controller (1999-February 2007), The Coca-Cola Company.	50	None

Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 68	Trustee	Indefinite; since November 2001	Chairman Emertitus, Haverty Furniture Companies (March 2010-present), Chairman Havertys Furniture Companies (2001-March 2010).	50	Crawford & Co.; Haverty Furniture Companies.

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 75	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting).	50	None

37

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Information pertaining to the Officers of the Trust is set forth below.

Term of
	Position(s)	Office and
Name, Address	Held with	Length of	Principal Occupation(s)
and Age	Trust	Time Served	During the Past 5 Years
OFFICERS:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 37	President and Chief Executive Officer	One year; since June 2007	Managing Director, Product Manager, RidgeWorth Investments, (since 2004).

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 47	Vice President; Chief Compliance Officer*	One year; since May 2008	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments.

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 42	Vice President; Deputy Chief Compliance Officer*	One year; since May 2008	Director, RidgeWorth Capital Management, Inc. (since May 2008); Employee of BB&T Asset Management, Inc. (2007-May 2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007).

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 46	Treasurer; Chief Financial Officer; Chief Accounting Officer	One year; since March 2007	Senior Vice President, Fund Administration Citi Fund Services Ohio, Inc.

Jennifer A. English 100 Summer Street Suite 1500 Boston, MA 02110 Age: 38	Secretary; Chief Legal Officer	One year; since February 2010	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (2005-present); Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005).

Danio Mastropieri 100 Summer Street Suite 1500 Boston, MA 02110 Age: 37	Assistant Secretary	One year; since February 2010	Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (2007-present); Senior Regulatory Administration Specialist, PFPC, Inc. (2004-2007).

*	Effective October 18, 2010, the following individual was elected to serve in the respective position with the trust.

William R. Royer Foreside Compliance Services, LLC 10 High Street, Suite 302A Boston, MA 02110	Chief Compliance Officer	One Year; since October 2010	President, Foreside Compliance Services, LLC (November 2009-present); Acting General Counsel, Baring Asset Management, Inc. (December 2007-May 2008) and General Counsel and Member, Grantham, Mayo, Van Otterloo & Co., LLC (February 1995-March 2005).

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

38

ADDITIONAL INFORMATION
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/10($)	09/30/10($)	04/01/10-09/30/10($)	04/01/10-09/30/10(%)

Institutional Cash Management Money Market Fund	Institutional Shares	1,000.00	1,000.40	0.85	0.17
Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	1,000.00	1,000.80	1.00	0.20
Institutional U.S. Government Securities Money Market Fund	Institutional Shares	1,000.00	1,000.30	0.75	0.15
Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	1,000.00	1,000.30	0.60	0.12
	Corporate Trust Shares	1,000.00	1,000.10	0.75	0.15
Prime Quality Money Market Fund	I Shares	1,000.00	1,000.30	0.95	0.19
	A Shares	1,000.00	1,000.10	1.15	0.23
	C Shares	1,000.00	1,000.10	1.15	0.23
Tax-Exempt Money Market Fund	I Shares	1,000.00	1,000.40	0.95	0.19
	A Shares	1,000.00	1,000.10	1.30	0.26
U.S. Government Securities Money Market Fund	I Shares	1,000.00	1,000.30	0.75	0.15
	A Shares	1,000.00	1,000.10	0.90	0.18
U.S. Treasury Money Market Fund	I Shares	1,000.00	1,000.20	0.70	0.14
	A Shares	1,000.00	1,000.10	0.80	0.16
Virginia Tax-Free Money Market Fund	I Shares	1,000.00	1,001.50	0.95	0.19
	A Shares	1,000.00	1,001.20	1.25	0.25

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

39

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/10($)	09/30/10($)	04/01/10-09/30/10($)	04/01/10-09/30/10(%)

Institutional Cash Management Money Market Fund	Institutional Shares	1,000.00	1,024.22	0.86	0.17
Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	1,000.00	1,024.07	1.01	0.20
Institutional U.S. Government Securities Money Market Fund	Institutuional Shares	1,000.00	1,024.32	0.76	0.15
Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	1,000.00	1,024.47	0.61	0.12
	Corporate Trust Shares	1,000.00	1,024.32	0.76	0.15
Prime Quality Money Market Fund	I Shares	1,000.00	1,024.12	0.96	0.19
	A Shares	1,000.00	1,023.92	1.17	0.23
	C Shares	1,000.00	1,023.92	1.17	0.23
Tax-Exempt Money Market Fund	I Shares	1,000.00	1,024.12	0.96	0.19
	A Shares	1,000.00	1,023.76	1.32	0.26
U.S. Government Securities Money Market Fund	I Shares	1,000.00	1,024.32	0.76	0.15
	A Shares	1,000.00	1,024.17	0.91	0.18
U.S. Treasury Money Market Fund	I Shares	1,000.00	1,024.37	0.71	0.14
	A Shares	1,000.00	1,024.27	0.81	0.16
Virginia Tax-Free Money Market Fund	I Shares	1,000.00	1,024.12	0.96	0.19
	A Shares	1,000.00	1,023.82	1.27	0.25

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s website at www.sec.gov.

40

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2010
(Unaudited)

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

41

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta,GA 30303
www.ridgeworth.com
Investment Subadviser:
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1300
Atlanta,GA 30303
www.stableriver.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC
Not FDIC Insured • No Bank Guarantee • May Lose Value

Collective Strength. Individual Insight.
Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a) Schedules of Portfolio Investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Not applicable.
     (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
     (a)(3) Not applicable.
     (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RidgeWorth Funds

By (Signature and Title)	/s/ Julia Short

Julia Short, President, RidgeWorth Funds
Date December 02, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Julia Short

Julia Short, President, RidgeWorth Funds
Date December 02, 2010

By (Signature and Title)	/s/ Martin R. Dean

Martin R. Dean, Treasurer, RidgeWorth Funds, Money Market Funds
Date November 24, 2010

By (Signature and Title)	/s/ Cynthia Morse-Griffin

Cynthia Morse-Griffin, Treasurer, RidgeWorth Funds, Equity and Fixed Income Funds
Date November 24, 2010